As filed with the Securities and Exchange
                         Commission on November 28, 2007
                      Registration Nos. 33-24848; 811-5669

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                       Post-Effective Amendment No. 67 [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 68 [X]

                                FIFTH THIRD FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
               (Address of Principal Executive Office) (Zip Code)

       (800) 282-5706 (Registrant's Telephone Number, including Area Code)

                                 E. Keith Wirtz
                                    President
                                Fifth Third Funds
                            38 Fountain Square Plaza
                             Cincinnati, Ohio 45263
                     (Name and Address of Agent for Service)

                                 with a copy to:
                                 Alan G. Priest
                                Ropes & Gray LLP
                                One Metro Center
                               700 12th Street NW
                                    Suite 900
                            Washington, DC 20005-3948

Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[X] On November 29, 2007 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] On _______ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On ____ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

Title of securities being registered: Shares of Beneficial Interest

o     STOCK AND BOND MUTUAL FUNDS
      ASSET ALLOCATION FUNDS
      MONEY MARKET MUTUAL FUNDS
      CLASS A SHARES
      CLASS B SHARES
      CLASS C SHARES




      _________________
      PROSPECTUS
      NOVEMBER 29, 2007


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

FIFTH THIRD FUNDS

FIFTH THIRD FUNDS
STOCK AND BOND MUTUAL FUNDS
ASSET ALLOCATION FUNDS
MONEY MARKET MUTUAL FUNDS

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES



TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS


US EQUITY FUNDS - GROWTH
Small Cap Growth Fund ....................................................     2
Mid Cap Growth Fund ......................................................     4
Quality Growth Fund ......................................................     6
Dividend Growth Fund .....................................................     8

US EQUITY FUNDS - VALUE
Micro Cap Value Fund .....................................................    10
Small Cap Value Fund .....................................................    12
All Cap Value Fund .......................................................    14
Disciplined Large Cap Value Fund .........................................    16

STRUCTURED PRODUCTS (QUANTITATIVE)
Structured Large Cap Plus Fund ...........................................    18
Equity Index Fund ........................................................    20
International Equity Fund ................................................    22

SPECIALTY STRATEGY
Strategic Income Fund ....................................................    24

SPECIALITY-ASSET ALLOCATION STRATEGIES
LifeModel Aggressive Fund SM .............................................    28
LifeModel Moderately Aggressive Fund SM ..................................    32
LifeModel Moderate Fund SM ...............................................    36
LifeModel Moderately Conservative Fund SM ................................    40
LifeModel Conservative Fund SM ...........................................    44

FIXED INCOME FUNDS - TAXABLE
High Yield Bond Fund .....................................................    48
Total Return Bond Fund ...................................................    50
Short Term Bond Fund .....................................................    52

FIXED INCOME FUNDS - MUNICIPAL
Municipal Bond Fund ......................................................    54
Intermediate Municipal Bond Fund .........................................    56
Ohio Municipal Bond Fund .................................................    58
Michigan Municipal Bond Fund .............................................    60

FIXED INCOME - MONEY MARKET FUNDS
Prime Money Market Fund ..................................................    62
Michigan Municipal Money Market Fund .....................................    64
Municipal Money Market Fund ..............................................    66

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ...............................................................    68
Expense Examples .........................................................    78

ADDITIONAL INFORMATION ABOUT THE
   FUNDS' INVESTMENTS
Name Policies ............................................................    83
Investment Practices .....................................................    83
Investment Risks .........................................................    89
Investment Policies of the Underlying Funds ..............................    91
Additional Information about the Funds ...................................    92

FUND MANAGEMENT
Investment Advisor and Subadvisor ........................................    93
Portfolio Managers .......................................................    95
Portfolio Holdings .......................................................   100

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares .......................................   101
Abusive Trading Practices ................................................   102
Purchasing and Adding To Your Shares .....................................   102
Shareholder Contact Information ..........................................   102
Selling Your Shares ......................................................   104
Exchanging Your Shares ...................................................   105
Distribution Arrangements/Sales Charges for
   Stock, Bond, and Money Market Funds ...................................   106
Dividends and Capital Gains ..............................................   112
Expenses .................................................................   113
Taxation .................................................................   113

FINANCIAL HIGHLIGHTS .....................................................   116


BACK COVER

Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the stock, bond, asset allocation and money market funds (each, a "Fund" and, collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.


All Funds are managed by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor"). Fort Washington Investment Advisors, Inc. ("Fort Washington") acts as investment subadvisor to Fifth Third High Yield Bond Fund.


LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

                                                                          ------
FIFTH THIRD SMALL CAP GROWTH FUND                                         GROWTH
------------------------------------------------------------------------- ------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000 Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of October 31, 2007, the market capitalization of companies included in the Russell 2000 Growth Index ranged from $14 million to $7.7 billion. The median market capitalization of companies included in the Russell 2000 Growth Index was approximately $703 million.


The Fund seeks to outperform the Russell 2000 Growth Index over rolling five-year periods. The Advisor believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Advisor uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Advisor believes this method is particularly valuable in the small cap universe. The Advisor uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on companies demonstrating above-average growth and strong balance sheets. Quantitative analysis is used to identify stocks the Advisor believes have above-average growth and strong balance sheets. Factors considered include return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor uses a fundamental analysis of financial statements to look for companies that, in its opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills.

The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Advisor's position weighting; or a company's relative strength falls below the Advisor's target.

The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 2000 Growth Index and monitoring risk statistics relative to the Russell 2000 Growth Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.

FIFTH THIRD SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES(1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

27.71%  -6.40%   27.73%  -0.59%  -4.51%  -25.19%  40.11%   5.86%   4.33%  11.82%
--------------------------------------------------------------------------------
 1997     98       99      00      01       02      03      04      05      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                            Q4 2001         20.46%
Worst quarter:                                           Q3 1998        -21.26%
Year to Date Return (1/1/07 to 9/30/07):                                 14.27%
--------------------------------------------------------------------------------


____________________
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Small Company Growth Fund. On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Small Cap Growth Fund.



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       INCEPTION DATE   PAST YEAR     PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(2) (WITH 5.00% SALES CHARGE)                               12/4/92
   Return Before Taxes                                                                    6.23%          4.22%             5.95%
   Return after Taxes on Distributions(3)                                                 2.35%          2.24%             4.33%
   Return after Taxes on Distributions and Sale of Fund Shares(3)                         8.28%          3.40%             4.78%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(4),(5) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)  11/2/92
   Return Before Taxes                                                                    6.69%          4.28%             5.68%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(4) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)      11/2/92
   Return Before Taxes                                                                   10.96%          4.49%             5.68%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)        13.35%          6.93%             4.88%
------------------------------------------------------------------------------------------------------------------------------------



(1) On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Small Cap Growth Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Small Company Growth Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(4) For the period prior to October 29, 2001, the performance of Class B and Class C shares reflects the performance of Institutional shares of the Kent Small Company Growth Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares.


(5) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* The Russell 2000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                                                                          ------
FIFTH THIRD MID CAP GROWTH FUND                                           GROWTH
------------------------------------------------------------------------- ------

FUNDAMENTAL OBJECTIVE Growth of capital. Income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are defined as those companies included in the Russell MidCap Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of October 31, 2007, the market capitalization of companies included in the Russell MidCap Growth Index ranged from approximately $835 million to approximately $31 billion. The average market capitalization of companies included in the Russell MidCap Growth Index was $9.9 billion and the median market capitalization was approximately $5.0 billion.


To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies (many of which pay dividends), small cap companies, convertible securities and debt securities that pay interest.

The Fund seeks to outperform the Russell MidCap Growth Index over rolling five-year periods. The Advisor believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Advisor uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Advisor believes this method is particularly valuable in the mid cap universe. The Advisor uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on companies demonstrating above-average growth and strong balance sheets. Quantitative analysis is used to identify stocks the Advisor believes have above-average growth and strong balance sheets. Factors considered include return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor uses a fundamental analysis of financial statements to look for companies that, in its opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills.

The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Advisor's position weighting; or a company's relative strength falls below the Advisor's target.

The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell MidCap Growth Index and monitoring risk statistics relative to the Russell MidCap Growth Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.


MEDIUM-SIZED COMPANY RISK. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.


DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.


FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the risk that prices of debt securities will rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. In addition, debt securities are subject to CREDIT RISK, which is the risk that an issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.

FIFTH THIRD MID CAP GROWTH FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

32.64%  3.29%  16.77%  6.54%   -6.53%  -30.65%  37.27%    7.94%   11.05%   9.74%
--------------------------------------------------------------------------------
 1997    98      99     00       01       02      03       04       05      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                            Q4 1999         23.18%
Worst quarter:                                           Q3 2001        -22.73%
Year to Date Return (1/1/07 to 9/30/07):                                 13.14%
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                    1/1/85
   Return Before Taxes                                                                       4.25%         3.53%           6.60%
   Return after Taxes on Distributions(1)                                                    1.19%         2.87%           5.27%
   Return after Taxes on Distributions
       and Sale of Fund Shares(1)                                                            6.96%         3.05%           5.36%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(2),(4) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)    1/1/85
   Return Before Taxes                                                                       4.61%         3.51%           6.27%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(3) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)        1/1/85
   Return Before Taxes                                                                       8.94%         3.82%           6.40%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) GROWTH INDEX* (REFLECTS NO DEDUCTION FOR FEES,
   EXPENSES OR TAXES)                                                                       10.66%         8.22%           8.82%
------------------------------------------------------------------------------------------------------------------------------------



(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.


(4) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.


* The Russell MidCap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index with higher price-to-book ratios and higher forecasted growth values.

                                                                          ------
FIFTH THIRD QUALITY GROWTH FUND                                           GROWTH
------------------------------------------------------------------------- ------

FUNDAMENTAL OBJECTIVE Growth of capital. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of growth companies.

The Advisor considers growth companies to be those companies that, in the opinion of the Advisor, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. The Advisor generally looks for companies with a strong record of earnings growth and considers the company's current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $3 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of its total assets in convertible securities which, at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's or their unrated equivalents.


The Fund seeks to outperform the Russell 1000(R) Growth Index over rolling five-year periods. The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Advisor believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Advisor uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Advisor uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics. Factors considered in identifying companies with strong earnings growth include the business model, the quality of management, competitive advantages, the product pipeline, and financial characteristics. The Advisor uses a fundamental analysis of financial statements to look for companies that, in its opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills.


The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Advisor's position weighting; or a company's relative strength falls below the Advisor's target.

The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 1000(R) Growth Index and monitoring risk statistics relative to the Russell 1000(R) Growth Index. The Adviser also relies on intensive research and believes that security selection will be the main source of active risk.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

SMALLER COMPANY RISK. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

LARGE AND MEDIUM-SIZED COMPANY RISK. There are inherent risks to investing in equity securities of large and medium-sized companies. For instance, changes in the competitive environment can create business challenges that may increase the volatility of a specific equity. A company's size, usually defined by market capitalization, can also create various risks for the Fund. Larger, more established companies tend to operate in mature markets, which often are very competitive with less robust growth prospects. Stocks of mid-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.


CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the risk that prices of debt securities will rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The

FIFTH THIRD QUALITY GROWTH FUND
--------------------------------------------------------------------------------

net asset value of the Fund may also decrease during periods of rising interest rates. In addition, debt securities are subject to CREDIT RISK, which is the risk that an issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.


TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

32.70%  30.05%  23.51%  -4.00%  -13.99%  -32.71%  31.10%  -1.09%   5.96%   4.67%
--------------------------------------------------------------------------------
 1997    98      99       00       01      02       03      04      05      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                            Q4 1998         28.18%
Worst quarter:                                           Q2 2002        -19.77%
Year to Date Return (1/1/07 to 9/30/07):                                 17.20%
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       INCEPTION DATE    PAST YEAR     PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                   1/1/83
   Return Before Taxes                                                                     -0.56%         -1.66%           4.93%
   Return After Taxes on Distributions(1)                                                  -0.82%         -1.73%           4.08%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                          -0.07%         -1.42%           4.08%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(2),(4) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)   1/1/83
   Return Before Taxes                                                                     -1.11%         -1.79%           4.59%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(3) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)       1/1/83
   Return Before Taxes                                                                      3.92%         -1.40%           4.75%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) GROWTH INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           9.07%          2.69%           5.44%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX** (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                     15.79%          6.19%           8.42%
------------------------------------------------------------------------------------------------------------------------------------



(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.


(4) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.


* The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

** The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

                                                                      ----------
FIFTH THIRD DIVIDEND GROWTH FUND                                        GROWTH
--------------------------------------------------------------------- ----------


FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund will normally concentrate its investments in a group of 35 to 65 stocks. The Fund is designed to provide long-term capital appreciation by investing at least 80% of its assets in high-quality companies with histories of rising earnings and dividends. The portfolio managers believe that high-quality companies have the potential to provide an increasing stream of income to shareholders and protect investment capital in down markets. In selecting suitable investments, the Advisor will attempt to find companies with a track record of consistent growth in earnings and dividends. The Fund may also invest up to 20% of its assets in attractive growth or attractive value companies and/or companies with a low price/earnings ratio that may or may not pay a dividend. The Advisor will focus on several key areas in implementing the Fund's investment strategy.

The Advisor will typically employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Advisor will evaluate widely-traded companies with market capitalizations greater than $2 billion - including large and some mid cap companies. Within this universe of companies, the Advisor will typically seek companies that are experiencing consistent earnings and dividend growth by searching for companies that have reported increased earnings and/or dividends over the last several reporting periods.

The Advisor will typically also rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. The Advisor typically will employ screening tools that capture quantitative factors such as earnings and dividend quality rankings, earnings stability, and earnings and dividend growth - screening that will aid in the identification of attractive new ideas warranting further consideration.

The Advisor will typically also conduct an analysis of company fundamentals and historical valuations. The Advisor will utilize a stock selection approach that is fundamentally based and focuses on issues related to the quality of management, product development, reputation, financial progress, business models, and enterprise risks.


The Fund's disciplined approach will continue once a stock is purchased and the Advisor will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate.


The Advisor will typically also employ a consistent sell strategy. If a stock that was chosen for the portfolio no longer meets the pre-established parameters, or if another company is identified to have greater fundamental potential, the stock may be sold.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

NON-DIVERSIFICATION RISK. The Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and, thus, could be significantly affected by the performance of one or a small number of issuers. Because the Fund is non-diversified, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return and the Fund also could produce lower yields and be subject to higher volatility during some periods.

EQUITY SECURITIES RISK. Equity securities may be subject to sudden and unpredictable drops in value or periods of lackluster performance.

GROWTH SECURITIES RISK. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

LARGER COMPANY RISK. Larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

MEDIUM-SIZED COMPANY RISK. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

FIFTH THIRD DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES(1),(2)
--------------------------------------------------------------------------------

                                   [BAR CHART]

35.43%  32.83%  11.37%  -19.95%  -22.00%  -29.90%  20.12%  4.28%   4.20%  12.93%
--------------------------------------------------------------------------------
 1997    98       99       00       01       02      03     04      05      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                            Q4 1998         24.87%
Worst quarter:                                           Q1 2001        -18.70%
Year to Date Return (1/1/07 to 9/30/07):                                 13.19%
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      INCEPTION DATE     PAST YEAR     PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(2) (WITH 5.00% SALES CHARGE)                               3/4/85
Return Before Taxes                                                                         7.27%         -0.37%           2.07%
   Return After Taxes on Distributions(3)                                                   6.54%         -0.51%           1.52%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                           4.70%         -0.39%           1.65%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(4),(6) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE   3/4/85
   Return Before Taxes                                                                      7.01%         -0.51%           1.84%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(5) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)      3/4/85
   Return Before Taxes                                                                     12.07%         -0.10%           1.84%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                      15.79%          6.19%           8.42%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) INDEX** (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                15.46%          6.83%           8.65%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX*** (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)            9.07%          2.69%           5.44%
------------------------------------------------------------------------------------------------------------------------------------



(1) Effective August 1, 2005, the investment strategies, policies and risks of the Fifth Third Select Stock Fund were modified and the fund was renamed the Fifth Third Dividend Growth Fund.

(2) On March 6, 1998, the Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc. was merged into the Fifth Third Select Stock Fund. For the period prior to March 6, 1998, the quoted performance of Class A shares reflects the performance of the Class A shares of The Pinnacle Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(5) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on March 9, 1998.

(6) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Fund changed its benchmark from the Russell 1000(R) Index to the S&P 500(R) Index, effective August 1, 2005, in order to better represent the Fund's investment policies for comparison purposes.

** The Russell 1000(R) Index is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

*** The Russell Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

                                                                           -----
FIFTH THIRD MICRO CAP VALUE FUND                                           VALUE
-------------------------------------------------------------------------- -----

FUNDAMENTAL OBJECTIVE Capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies contained within the Russell Micro Cap Value Index, or companies with similar size characteristics. As of October 31, 2007, the market capitalization range for companies contained within the Russell Micro Cap Value Index was from $14 million to $1.3 billion. Equity securities consist of common stock and securities convertible into common stock.


The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Micro Cap Value Index over a long-term investment horizon. The Advisor seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Advisor also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Advisor may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet the Advisor's criteria above, the Advisor looks for companies that have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached the Advisor's price target; a company fails to pass the Advisor's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

The Advisor will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector weightings relative to the Russell Micro Cap Value Index; monitoring risk statistics relative to the Russell Micro Cap Value Index; and monitoring trade volume.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. To the extent the Fund invests in equity securities, it assumes the risks of sudden and unpredictable drops in value and periods of lackluster performance.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to the risks of equity investing and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies may be thinly-traded, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.

FIFTH THIRD MICRO CAP VALUE FUND
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES(1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

       21.21%   -1.38%   22.13%   0.08%   69.16%   22.97%   -0.60%   12.43%
--------------------------------------------------------------------------------
        1999      00      01       02       03      04        05       06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                            Q2 2003         31.28%
Worst quarter:                                           Q3 2002        -20.91%
Year to Date Return (1/1/07 to 9/30/07):                                  0.45%
--------------------------------------------------------------------------------

___________________
(1) For the period prior to August 13, 2001, the quoted performance of Class A shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      INCEPTION DATE   PAST YEAR    PAST 5 YEARS    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(2) (WITH 5.00% SALES CHARGE)                               2/1/98
   Return Before Taxes                                                                    6.76%         17.20%           13.78%
   Return After Taxes on Distributions(3)                                                 2.48%         14.61%           11.73%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                         8.64%         14.69%           11.60%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(2),(4) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)  2/1/98
   Return Before Taxes                                                                    7.51%         17.58%           13.73%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(2) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)      2/1/98
   Return Before Taxes                                                                   11.68%         17.73%           13.94%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 2/1/98)
RUSSELL 2000(R) VALUE INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)         23.48%         15.37%           11.72%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 2/1/98)
RUSSELL MICROCAP TM INDEX** (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          16.54%         13.75%             N/A
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 2/1/98)
RUSSELL MICROCAP TM VALUE INDEX*** (REFLECTS NO DEDUCTION FOR FEES,
   EXPENSES OR TAXES)                                                                    21.81%         18.53%             N/A
------------------------------------------------------------------------------------------------------------------------------------



(1) On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

(2) For the period prior to August 13, 2001, the quoted performance of Class A, Class B and Class C shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund, adjusted to reflect the expenses and sales charges for Class A, Class B and Class C shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as ranked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

** The Russell Microcap TM Index measures performance of the microcap segment, representing less than 3% of the U.S. equity market. The Russell Microcap Index includes the 1,000 smallest securities in the small-cap Russell 2000(R) Index plus the next 1,000 securities.

*** The Russell Microcap TM Value Index measures the performance of those Russell Microcap companies with lower price-to-book ratios and lower forecasted growth values.

                                                                           -----
FIFTH THIRD SMALL CAP VALUE FUND                                           VALUE
-------------------------------------------------------------------------- -----

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000 Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of October 31, 2007, the market capitalization of companies included in the Russell 2000 Value Index ranged from $14 million to approximately $5.4 billion. The median market capitalization of companies included in the Russell 2000 Value Index was $622 million. Equity securities consist of common stock and securities convertible into common stock. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.


The Fund seeks to outperform the Russell 2000 Value Index over a long-term investment horizon. The Advisor seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Advisor also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Advisor may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached the Advisor's price target; a company fails to pass the Advisor's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 2000 Value Index and monitoring risk statistics relative to the Russell 2000 Value Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to the risks of equity investing and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often thinly-traded, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

REIT RISK. Investments in real estate investment trusts or "REITs" subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period indicated.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The after-tax returns included in the table are only for Class A shares. After-tax returns for Class B and Class C shares will vary.

FIFTH THIRD SMALL CAP VALUE FUND
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

                            11.43%   11.66%   13.43%
                            ------------------------
                             2004      05       06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                            Q4 2004          7.77%
Worst quarter:                                           Q3 2004         -2.67%
Year to Date Return (1/1/07 to 9/30/07):                                  1.74%
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE      PAST YEAR    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                             4/1/03
   Return Before Taxes                                                                                 7.77%           17.87%
   Return After Taxes on Distributions(1)                                                              4.44%           14.75%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                                      6.40%           14.00%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(2) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                 4/1/03
   Return Before Taxes                                                                                 7.68%           18.14%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                    4/1/03
   Return Before Taxes                                                                                12.52%           18.58%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (SINCE 4/1/03)
RUSSELL 2000(R) VALUE INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                      23.48%           26.39%
------------------------------------------------------------------------------------------------------------------------------------


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as marked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

                                                                           -----
FIFTH THIRD ALL CAP VALUE FUND (FORMERLY FIFTH THIRD MULTI CAP VALUE FUND) VALUE
-------------------------------------------------------------------------- -----


FUNDAMENTAL OBJECTIVE High level of total return (using a combination of capital appreciation and income).

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies of all capitalizations. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size.

The Fund seeks to outperform the Russell 3000 Value Index over a long-term investment horizon. The Advisor seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Advisor also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Advisor may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached the Advisor's price target; a company fails to pass the Advisor's investment screens; or there is deterioration in a company's fundamentals, management; or financial reporting.

The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 3000 Value Index and monitoring risk statistics relative to the Russell 3000 Value Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent the Fund invests in equity securities, it is exposed to the risks of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to the risks of equity investing and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often thinly-traded, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.

FIFTH THIRD ALL CAP VALUE FUND (FORMERLY FIFTH THIRD MULTI CAP VALUE FUND)
--------------------------------------------------------------------------------


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES(1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

28.20%  -8.74%  12.95%  23.33%  7.54%  -16.01%  40.23%   15.12%   7.41%   20.29%
--------------------------------------------------------------------------------
 1997     98      99      00     01      02       03       04       05      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                            Q2 2003         23.06%
Worst quarter:                                           Q3 1998        -21.07%
Year to Date Return (1/1/07 to 9/30/07):                                  7.85%
--------------------------------------------------------------------------------

__________________
(1) For the period prior to August 13, 2001, the quoted performance of Class A shares reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund. As of September 26, 2007, Fifth Third Multi Cap Value Fund was renamed Fifth Third All Cap Value Fund.


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            INCEPTION DATE   PAST YEAR   PAST 5 YEARS  PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(2) (WITH 5.00% SALES CHARGE)                                    9/30/89
Return Before Taxes                                                                           14.26%        10.73%        11.29%
   Return After Taxes on Distributions(3)                                                     11.10%         9.60%         9.62%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                             12.37%         9.15%         9.25%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(2),(4) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)       9/30/89
   Return Before Taxes                                                                        14.40%        10.78%        11.43%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(2) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)           9/30/89
Return Before Taxes                                                                           19.43%        11.05%        11.43%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 3000(R) VALUE INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)              22.34%        11.20%        11.11%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) VALUE INDEX** (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)           20.22%        15.88%        13.65%
------------------------------------------------------------------------------------------------------------------------------------


(1) On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund. As of September 26, 2007, Fifth Third Multi Cap Value Fund was renamed Fifth Third All Cap Value Fund.

(2) For the period prior to August 13, 2001, the quoted performance of Class A, Class B and Class C shares reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund adjusted to reflect the expenses for Class B and Class C shares and sales charges for Class A, Class B and Class C shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

** The Russell MidCap(R) Value Index measures the performance of those securities found in the Russell universe with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

                                                                           -----
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND                               VALUE
-------------------------------------------------------------------------- -----

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are defined as those companies included in the Russell 1000 Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of October 31, 2007, the market capitalization of companies included in the Russell 1000 Value Index ranged from approximately $988 million to approximately $518 billion. The average market capitalization of companies included in the Russell 1000 Value Index was approximately $120 billion and the median market capitalization was approximately $5.7 billion.


The Fund seeks to outperform the Russell 1000 Value Index over a long-term investment horizon. The Advisor seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, price to dividend and price to sales). The Advisor also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Advisor may consider selling a security when it performs well and reaches its price target, when a lower price target results from a reassessment of a company's fundamentals, when a more attractive stock is identified or when the integrity of financial reporting becomes suspect.

The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 1000 Value Index and monitoring risk statistics relative to the Russell 1000 Value Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

LARGER COMPANY RISK. Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.

FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

38.15%  17.82%  -4.87%  12.36%  -12.58%  -14.00%  33.88%  13.40%  5.75%   20.79%
--------------------------------------------------------------------------------
 1997     98      99      00       01      02       03      04      05      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                            Q2 2003         18.93%
Worst quarter:                                           Q3 2002        -13.94%
Year to Date Return (1/1/07 to 9/30/07):                                  6.84%
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION DATE     PAST YEAR     PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(1) (WITH 5.00% SALES CHARGE)                               1/1/83
   Return Before Taxes                                                                    14.78%          9.64%            9.19%
   Return After Taxes on Distributions(2)                                                 11.77%          8.04%            7.44%
   Return After Taxes on Distributions and Sale of Fund Shares(2)                         12.33%          7.79%            7.32%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(3),(5) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)  1/1/83
   Return Before Taxes                                                                    14.94%          9.69%            8.98%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(4) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)      1/1/83
   Return Before Taxes                                                                    19.91%          9.94%            9.01%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) VALUE INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)          22.25%         10.86%           11.00%
------------------------------------------------------------------------------------------------------------------------------------


(1) The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses and sales charges associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions. The performance shown after tax reflects only the performance dating back to the commencement of operation of the Fund and does not include the performance of these collectively managed accounts prior to that date.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(3) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(4) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on January 27, 1997.

(5) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* The Russell 1000(R) Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

                                                                  --------------
                                                                    STRUCTURED
FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND                           PRODUCTS
(FORMERLY FIFTH THIRD LARGE CAP CORE FUND)                        (QUANTITATIVE)
----------------------------------------------------------------- --------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are defined as U.S. companies included in the S&P 500(R) Index* and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of September 30, 2007, the market capitalization of companies included in the S&P 500(R) Index ranged from $1.3 billion to $513 billion. The average market capitalization of companies included in the S&P 500(R) Index was approximately $27 billion and the median market capitalization was approximately $13 billion.


In managing the Fund, the Advisor adheres to a disciplined, quantitative process for stock selection and portfolio construction. The Advisor first screens out those companies facing financial distress and then uses a proprietary multi-factor model to rank stocks, both across the Fund's remaining investment universe and on a sector-specific basis. The Advisor ranks each stock on the basis of, among other things, valuation factors, earnings quality, financial discipline, and investor sentiment. The Advisor believes such factors denote long-term success.

The Fund may sell securities short, as described below. "Plus" in the Fund's name refers to the additional return the Fund endeavors to add both relative to the S&P 500(R) Index as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund's Advisor expects to underperform and enables the Fund to establish additional long positions while keeping the Fund's net exposure to the market at a level similar to a traditional "long-only" strategy.

The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). The Fund's long positions and their equivalents will generally range between 100% and 150% of the value of the Fund's net assets. The Fund's short positions will generally range between 0% and 50% of the value of the Fund's net assets. While the long and short positions held by the Fund will generally vary in size as market opportunities change, the Fund will generally target long positions of 130%, and short positions of 30%, of the value of the Fund's net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.


One way the Fund may take a short position is by selling a security short. When the Fund sells a security short, it borrows the security from a lender and then sells it to a third party. To complete or close the short transaction, the Fund must acquire the same security in the market and return it to the lender. If the Fund can close the transaction by buying the security at a price lower than the price paid by the third party, a profit results; however, if the price rises, a loss occurs. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of the short sale to purchase additional securities or for any other Fund purpose. When the Fund does this, it is required to pledge replacement collateral as security to the broker, and may use securities it owns to meet any such collateral obligations.


Another way the Fund may take either a long or short position in equity securities is through the use of derivatives on these securities. In particular, the Fund may use equity swaps to establish long and short equity positions without owning or taking physical custody of the securities involved. An equity swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities or security index during the period of the swap. The payments based on the reference asset may be adjusted for transaction costs, interest payments, the amount of dividends paid on the reference asset or other economic factors.

The Advisor may consider selling a security held by the Fund when it becomes overvalued or if the issuer's earnings quality or financial management deteriorates. Stocks that are sold are generally replaced with stocks that are attractive based on proprietary rankings and that contribute favorably to the risk exposures of the entire portfolio. Risk exposure is actively managed through portfolio construction. The Advisor typically seeks to monitor and control the Fund's industry sector weightings and the Fund's exposure to individual equity securities, allowing these to differ only moderately from the industry sector weightings and position weightings of the S&P 500(R) Index. By doing so, the Advisor seeks to limit the Fund's volatility to that of the overall market, as represented by the S&P 500(R) Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

SHORT SELLING RISK. The Fund's investment strategy involves more risk than those of other funds that do not engage in short selling. The Fund's use of short sales in combination with long positions in the Fund's portfolio may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

The Fund will have substantial short positions and must borrow securities to make delivery to the buyer of those securities. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at a disadvantageous price. The Fund's loss on a short sale is potentially unlimited because there in no upward limit on the price a borrowed security could attain.


In addition, taking short positions in securities and investing in derivatives each result in a form of leverage. Leverage involves special risks, such as the risk that losses for the Fund will be magnified and the risk that interest and principal payments may be higher than investment returns. There is no assurance that the Fund's leveraging strategy will be successful.


DERIVATIVES RISK. Derivatives may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund's original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the fund's hedging transactions will be effective.

____________________
* "S&P 500(R)" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND
(FORMERLY FIFTH THIRD LARGE CAP CORE FUND)
--------------------------------------------------------------------------------


EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

LARGER COMPANY RISK. Significant investment in large companies creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

GROWTH SECURITIES RISK. Growth stocks are those that have a history of above-average growth or that are expected to enter periods of above-average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices. The returns assume that Fund distributions have been reinvested.

The returns for Class B and Class C shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES(1),(2)
--------------------------------------------------------------------------------

                                   [BAR CHART]

23.89%  27.68%  18.53%  -11.47%  -13.07%  -23.94%  25.86%  10.33%  5.41%  16.38%
--------------------------------------------------------------------------------
 1997    98       99      00       01       02       03      04      05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                            Q4 1998         21.08%
Worst quarter:                                           Q3 2002        -18.22%
Year to Date Return (7/1/07 to 9/30/07):                                  4.45%
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       INCEPTION DATE    PAST YEAR    PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(2) (WITH 5.00% SALES CHARGE)                               12/1/92
   Return Before Taxes                                                                     10.56%         4.25%            5.91%
   Return After Taxes on Distributions(3)                                                  10.23%         3.82%            4.81%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                           6.92%         3.44%            4.65%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(4),(5) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE   11/2/92
   Return Before Taxes                                                                     10.46%         4.19%            5.64%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(4) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)      11/2/92
   Return Before Taxes                                                                     15.53%         4.54%            5.65%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                      15.79%         6.19%            8.42%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) INDEX** (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                15.46%         6.83%            8.65%
------------------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Large Cap Core Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Growth and Income Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares of Kent Growth and Income Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

(5) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

** The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell universe.

                                                                  --------------
                                                                    STRUCTURED
                                                                     PRODUCTS
FIFTH THIRD EQUITY INDEX FUND                                     (QUANTITATIVE)
----------------------------------------------------------------- --------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise an equity index. The Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")*. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and changes in the size of the Fund.

Although the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of securities to changes in the index. Specifically, the portfolio managers may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


The Advisor may hedge cash balances with derivative securities or exchange-traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

INDEX INVESTING RISK. Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. The Fund may purchase, retain and sell securities at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's net asset value (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500. There is also the risk that the Fund's investment results may fail to match those of the S&P 500 and the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as those of other funds.

DERIVATIVES RISK. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.


____________________
* "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES(1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

32.24%  27.93%   20.24%  -9.52%  -12.45% -22.53%  27.81%  10.39%   4.47%  15.33%
--------------------------------------------------------------------------------
 1997     98       99      00      01      02       03      04       05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                            Q4 1998         21.23%
Worst quarter:                                           Q3 2002        -17.39%
Year to Date Return (1/1/07 to 9/30/07):                                  8.77%
--------------------------------------------------------------------------------


__________________
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Index Equity Fund. On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       INCEPTION DATE    PAST YEAR     PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(2) (WITH 5.00% SALES CHARGE)                               11/25/92
   Return Before Taxes                                                                     9.58%           4.58%           7.27%
   Return After Taxes on Distributions(3)                                                  8.98%           4.05%           6.72%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                          6.20%           3.60%           6.07%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(4),(5) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE    11/2/92
   Return Before Taxes                                                                     9.46%           4.54%           7.00%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(4) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)       11/2/92
   Return Before Taxes                                                                    14.53%           4.90%           7.01%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                     15.79%           6.19%           8.42%
------------------------------------------------------------------------------------------------------------------------------------



(1) On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Equity Index Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Index Equity Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(4) For the period prior to October 29, 2001, the quoted performance of Class B and Class C shares reflects the performance of the Institutional shares of the Kent Index Equity Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares.


(5) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

                                                                  --------------
                                                                    STRUCTURED
                                                                     PRODUCTS
FIFTH THIRD INTERNATIONAL EQUITY FUND                             (QUANTITATIVE)
----------------------------------------------------------------- --------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES: Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

In managing the Fund, the Advisor adheres to a disciplined, quantitative ("bottom-up") process for stock selection and portfolio construction. The Advisor begins with an investment universe comprising the membership of the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index"). The Advisor may also consider international stocks which are not in the EAFE Index. The Advisor uses a quantitative multi-factor model to rank stocks in the investment universe. The primary factors upon which the Advisor ranks each stock are valuation factors, earnings quality, and investor sentiment and capital discipline. The Advisor believes such factors denote long-term success, and thus builds a portfolio of stocks that have these positive characteristics. Secondarily, the Advisor may also modify the proportion or weighting for certain countries and/or sectors (E.G., overweight, underweight or neutral) relative to the EAFE Index for investment by the Fund.

The Advisor may consider selling a security held by the Fund when it becomes overvalued or if the issuer's earnings quality or investor sentiment deteriorates. Stocks that are sold are generally replaced with stocks that are attractive based on the model's rankings and that contribute favorably to the risk exposures of the entire portfolio. Risk exposure is actively managed through portfolio construction. The Advisor typically seeks to monitor and control the Fund's country and industry weightings and the Fund's exposure to individual equity securities, allowing these to differ only moderately from the country and industry weightings and the individual stock weightings of the EAFE(R) Index. By doing so, the Advisor seeks to limit the Fund's volatility to that represented by the EAFE(R) Index.

Although the Fund invests primarily in established foreign securities markets it may also invest in emerging market countries. The Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and may not serve their intended purposes.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS: Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

FOREIGN INVESTMENT RISK. Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses.

EMERGING MARKETS RISK. The risks associated with foreign investments usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

CURRENCY RISK. The Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments.

DERIVATIVES RISK. The primary risks of derivatives are: (1) changes in the market value of securities, and of derivatives relating to those securities, may not be proportionate; (2) there may not be a liquid market to sell a derivative, which could result in difficulty closing a position; and (3) certain derivatives can magnify the extent of losses incurred due to changes in market value. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.

FIFTH THIRD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION: The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A Shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

7.96%  19.34%  25.74%  -14.43%  -18.01%  -13.96%  33.38%  15.64%  13.66%  22.05%
--------------------------------------------------------------------------------
1997     98      99      00        01       02      03      04      05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                            Q4 1999         17.70%
Worst quarter:                                           Q3 2002        -18.00%
Year to Date Return (1/1/07 to 9/30/07):                                 16.58%
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     INCEPTION DATE    PAST YEAR      PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                  8/18/94
   Return Before Taxes                                                                   15.94%          11.83%            7.11%
   Return After Taxes on Distributions(1)                                                15.32%          11.26%            5.83%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                        10.79%          10.05%            5.50%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(2),(4) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)  8/18/94
   Return Before Taxes                                                                   16.11%          11.80%            6.81%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(3) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)      8/18/94
   Return Before Taxes                                                                   21.13%          12.05%            6.90%
------------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   26.34%          14.98%            7.70%
------------------------------------------------------------------------------------------------------------------------------------

(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules.

      Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes.

      Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

(4) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* The Morgan Stanley Capital International EAFE Index(R) is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

                                                                      ----------
                                                                      SPECIALTY
FIFTH THIRD STRATEGIC INCOME FUND                                     STRATEGY
--------------------------------------------------------------------- ----------


FUNDAMENTAL OBJECTIVE High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investment in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Fund will respond to and attempt to anticipate economic and market trends. The Advisor seeks to provide value by investing in asset classes that are most attractive based on their risks and in companies with cheap (e.g., attractive price to cash flow ratio) cash flows in each asset class. The Advisor may invest in debt securities of any maturity, and will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities during periods when it believes interest rates will decline. The Advisor seeks to maximize risk-adjusted returns through fundamental research, quantitative modeling, and capital structure analysis. In performing this research and analysis, the Advisor reviews companies based on such factors as sales, assets, earnings, markets, and management, and the Advisor searches for companies with favorable debt-to-equity ratios. The Fund seeks returns by investing across a larger universe than traditional investment grade fixed income funds, and the Advisor believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or
(ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are lower-rated securities and have speculative characteristics.


Investments may be made in any diversified closed-end income fund as long as the Fund's total portfolio maintains no more than 20% of its assets in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through" security, and will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% of its assets invested in securities rated BB or lower. Such closed-end funds may invest in debt and equity securities of United States or foreign issuers.


The Advisor will look to manage risk through several strategies, which will typically include: maintaining certain minimum and maximum sector and position weightings; limiting investment in non-investment grade securities to a maximum of 20% of the portfolio; and monitoring risk statistics relative to the Lehman Aggregate Index.

The Advisor may consider selling one of the Fund's holdings when: deterioration in a company's strategic position, growth prospects, or financial reporting issues is detected, an individual security comprises too large a position in the portfolio, a company with declining financial fundamentals has risk volatility of more than one standard deviation in the Adviser's proprietary credit risk model a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the risk that prices of debt securities will rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. In addition, debt securities are subject to CREDIT RISK, which is the risk that an issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.

NON-INVESTMENT GRADE SECURITIES RISK. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

CLOSED-END INVESTMENT COMPANY RISK. Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above.

CURRENCY RISK. Certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, the Fund may be subject to CURRENCY RISK. Changes in foreign currency exchange rates may affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss.

FIFTH THIRD STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

FOREIGN INVESTMENT RISK. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

REIT RISK. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES(1),(2)
--------------------------------------------------------------------------------

                                   [BAR CHART]

11.47%   3.48%  -5.72%   16.01%   12.65%  7.45%   9.83%   6.70%    1.59%   8.00%
--------------------------------------------------------------------------------
 1997     98      99       00       01      02     03      04       05      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                            Q2 2000          5.99%
Worst quarter:                                           Q4 1999         -4.72%
Year to Date Return (1/1/07 to 9/30/07):                                  0.88%
--------------------------------------------------------------------------------

__________________
(1) On October 22, 2001, the Fifth Third/Maxus Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Strategic Income Fund.

(2) The performance of Class A shares is based on the performance for Advisor shares, adjusted to reflect the sale charges for Class A shares, for the period prior to the commencement of operations of Class A shares on April 1, 2004. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the sales charges for Class A shares.

FIFTH THIRD STRATEGIC INCOME FUND
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             INCEPTION DATE  PAST YEAR  PAST 5 YEARS  PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(2) (WITH 5.00% SALES CHARGE)                                      3/10/85
   Return Before Taxes                                                                          2.62%       5.60%          6.43%
   Return After Taxes on Distributions(3)                                                       0.90%       3.91%          4.09%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                               1.86%       3.79%          4.04%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(4),(6) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)         3/10/85
   Return Before Taxes                                                                          2.20%       5.69%          6.38%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(5) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)             3/10/85
   Return Before Taxes                                                                          7.16%       5.97%          6.33%
------------------------------------------------------------------------------------------------------------------------------------

LEHMAN (U.S.) AGGREGATE INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                          4.33%       5.06%          6.24%
------------------------------------------------------------------------------------------------------------------------------------

LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                          4.50%       5.36%          6.25%
------------------------------------------------------------------------------------------------------------------------------------


(1) On October 22, 2001, the Fifth Third/Maxus Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Strategic Income Fund.

(2) The performance of Class A shares is based on the performance for Advisor shares, adjusted to reflect the sales charges for Class A shares, for the period prior to the commencement of operations of Class A shares on April 1, 2004. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B shares is based on the performance for Advisor shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on April 1, 2004. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Class B shares.

(5) For the period prior to October 29, 2001, the quoted performance of Class C shares reflects the performance of the Advisor shares of the Fifth Third Strategic Income Fund, adjusted to reflect the expenses and sales charges for Class C shares. For the period prior to October 22, 2001, the quoted performance reflects the performance of the Investor Shares of the Fifth Third/Maxus Income Fund, adjusted to reflect the expenses and sales charges for Class C shares.

(6) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* The Lehman U.S. Aggregate Index covers the U.S. dollar-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and CMBS sectors.

** The Lehman Brothers Intermediate Credit Bond Index(R) is comprised of publicly issued, fixed rate, non-convertible investment grade dollar-denominated, SEC-registered corporate debt. Included are debts issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                               -----------------
                                                               SPECIALTY - ASSET
                                                                  ALLOCATION
FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM                          STRATEGIES
-------------------------------------------------------------- -----------------

FUNDAMENTAL OBJECTIVE The Fund seeks long-term capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is an aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on stocks:

      o From 80% to 100% of the Fund's net assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's net assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's net assets will be invested in Fifth Third money market funds. The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                           PERCENTAGE OF
FUND NAME                                                  FUND HOLDINGS
Small Cap Growth Fund .............................                0-50%
Mid Cap Growth Fund ...............................                0-50%
Quality Growth Fund ...............................                0-50%
Structured Large Cap Plus Fund ....................                0-50%
Small Cap Value Fund ..............................                0-50%
All Cap Value Fund ................................                0-50%
Disciplined Large Cap Value Fund ..................                0-50%
International Equity Fund .........................                0-25%
High Yield Bond Fund ..............................                0-20%

Total Return Bond Fund ............................                0-20%

Short Term Bond Fund ..............................                0-20%
Institutional Money Market Fund ...................                0-10%
U.S. Treasury Money Market Fund ...................                0-10%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. THE ADVISOR WILL PERIODICALLY ADJUST THE BASELINE STYLE CLASS ALLOCATION.

LIFEMODEL AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND

Small Cap Growth Index(1) .........................                 4.5%
Small Cap Value Index(2) ..........................                 4.5%
International Index(3) ............................                18.0%
Mid Cap Growth Index(4) ...........................                 9.0%
Mid Cap Value Index(5) ............................                 9.0%
Large Cap Growth Index(6) .........................                15.5%
Large Cap Value Index(7) ..........................                15.5%
Large Cap Core Index(8) ...........................                14.0%
High Yield Bond Index(9)...........................                0.50%
Total Return Bond Index(10) .......................                 7.0%
Short Term Bond Index(11) .........................                 2.5%

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

____________________________
(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9) The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.


(10) The Total Return Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

(11) The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:

INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Aggressive Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Aggressive Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

                         33.69%   8.43%    7.23%    13.88%
                         ---------------------------------
                          2003     04       05        06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                                Q2 2003      17.46%
Worst quarter:                                               Q1 2003      -4.57%
Year to Date Return (1/1/07 to 9/30/07):                                  10.91%
--------------------------------------------------------------------------------

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  INCEPTION DATE      PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                             8/1/02
   Return Before Taxes                                                                                  8.15%            11.90%
   Return After Taxes on Distributions(1)                                                               7.50%            11.33%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                                       5.85%            10.14%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(2) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                 8/1/02
   Return Before Taxes                                                                                  7.97%            12.05%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                    8/1/02
   Return Before Taxes                                                                                 12.98%            12.37%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
WILSHIRE 5000 INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  %                %
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                  4.08%              %
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
LIFEMODEL AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                    %                %
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                    %                %
------------------------------------------------------------------------------------------------------------------------------------


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.


* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.


*** See page 20 for a description of the LifeModel Aggressive Target Neutral Style Class Index Blend.


**** LifeModel Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Wilshire 5000 Index (90%) and Lehman Brothers Intermediate Government/Credit Bond Index (10%). The LifeModel Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

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                                                                              31

                                                               -----------------
                                                               SPECIALTY - ASSET
                                                                  ALLOCATION
FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM               STRATEGIES
-------------------------------------------------------------- -----------------

FUNDAMENTAL OBJECTIVE The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a moderately aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on stocks:

      o From 60% to 80% of the Fund's net assets will be invested in Fifth Third equity funds.

      o From 20% to 40% of the Fund's net assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                           PERCENTAGE OF
FUND NAME                                                  FUND HOLDINGS
Small Cap Growth Fund .............................                0-40%
Mid Cap Growth Fund ...............................                0-40%
Quality Growth Fund ...............................                0-40%
Structured Large Cap Plus Fund ....................                0-40%
Small Cap Value Fund ..............................                0-40%
All Cap Value Fund ................................                0-40%
Disciplined Large Cap Value Fund ..................                0-40%
International Equity Fund .........................                0-20%
High Yield Bond Fund ..............................                0-20%

Total Return Bond Fund ............................                0-30%

Short Term Bond Fund ..............................                0-30%
Institutional Money Market Fund ...................                0-10%
U.S. Treasury Money Market Fund ...................                0-10%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. THE ADVISOR WILL PERIODICALLY ADJUST THE BASELINE STYLE CLASS ALLOCATION.

LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL STYLE
CLASS INDEX BLEND


Small Cap Growth Index(1) .........................                 3.5%
Small Cap Value Index(2) ..........................                 3.5%
International Index(3) ............................                 1.4%
Mid Cap Growth Index(4) ...........................                 7.0%
Mid Cap Value Index(5) ............................                 7.0%
Large Cap Growth Index(6) .........................                12.0%
Large Cap Value Index(7) ..........................                12.0%
Large Cap Core Index(8) ...........................                11.0%
High Yield Bond Index(9) ..........................                 1.5%
Total Return Bond Index(10) .......................                21.0%
Short Term Bond Index(11) .........................                 7.5%


_____________________________
(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9) The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.


(10) The Total Return Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.


(11) The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM
--------------------------------------------------------------------------------

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:

INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Aggressive Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Aggressive Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

                         27.13%   7.08%    5.94%    12.25%
                         ---------------------------------
                          2003     04       05        06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                                 Q2 2003     13.90%
Worst quarter:                                                Q1 2003     -2.85%
Year to Date Return (1/1/07 to 9/30/07):                                   9.28%
--------------------------------------------------------------------------------

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      INCEPTION DATE    PAST YEAR   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                                  8/1/02
   Return Before Taxes                                                                                    6.64%          10.93%
   Return After Taxes on Distributions(1)                                                                 5.67%          10.10%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                                         4.79%          9.08%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(2) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                      8/1/02
   Return Before Taxes                                                                                    6.40%          11.09%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                         8/1/02
   Return Before Taxes                                                                                   11.40%          11.40%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
WILSHIRE 5000 INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                    %              %
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                    4.08%            %
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                      %              %
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                      %              %
------------------------------------------------------------------------------------------------------------------------------------


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes.

      Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.


* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.


*** See page 24 for a description of the LifeModel Moderately Aggressive Target Neutral Style Class Index Blend


**** LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Wilshire 5000 Index (70%) and Lehman Brothers Intermediate Government/Credit Bond Index (30%). The LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                               -----------------
                                                               SPECIALTY - ASSET
                                                                  ALLOCATION
FIFTH THIRD LIFEMODEL MODERATE FUND SM                            STRATEGIES
-------------------------------------------------------------- -----------------

FUNDAMENTAL OBJECTIVE The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a moderate growth allocation fund, approximately half of the Fund's assets will be invested in Fifth Third equity funds and approximately half will be invested in Fifth Third bond funds, although a portion of the Fund's assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:

      o From 40% to 60% of the Fund's net assets will be invested in Fifth Third equity funds.

      o From 40% to 60% of the Fund's net assets will be invested in Fifth Third bond funds.

      o Up to 15% of the Fund's net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                           PERCENTAGE OF
FUND NAME                                                  FUND HOLDINGS
Small Cap Growth Fund .............................                0-30%
Mid Cap Growth Fund ...............................                0-30%
Quality Growth Fund ...............................                0-30%
Structured Large Cap Plus Fund ....................                0-30%
Small Cap Value Fund ..............................                0-30%
All Cap Value Fund ................................                0-30%
Disciplined Large Cap Value Fund ..................                0-30%
International Equity Fund .........................                0-15%
High Yield Bond Fund ..............................                0-20%

Total Return Bond Fund ............................                0-40%

Short Term Bond Fund ..............................                0-40%
Institutional Money Market Fund ...................                0-15%
U.S. Treasury Money Market Fund ...................                0-15%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. THE ADVISOR WILL PERIODICALLY ADJUST THE BASELINE STYLE CLASS ALLOCATION.

LIFEMODEL MODERATE TARGET NEUTRAL STYLE
CLASS INDEX BLEND

Small Cap Growth Index(1) .........................                 2.5%
Small Cap Value Index(2) ..........................                 2.5%
International Index(3) ............................                10.0%
Mid Cap Growth Index(4) ...........................                 5.0%
Mid Cap Value Index(5) ............................                 5.0%
Large Cap Growth Index(6) .........................                 8.5%
Large Cap Value Index(7) ..........................                 8.5%
Large Cap Core Index(8) ...........................                 8.0%
High Yield Bond Index(9) ..........................                 2.5%
Total Return Bond Index(10) .......................                35.0%
Short Term Bond Index(11) .........................                15.0%


_____________________________
(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9) The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.


(10) The Total Return Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.


(11) The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL MODERATE FUND SM
--------------------------------------------------------------------------------

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:

INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying Funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderate Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderate Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

                          20.42%   5.96%    4.82%    10.07%
                          ---------------------------------
                           2003     04       05        06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                                Q2 2003      10.46%
Worst quarter:                                               Q1 2003      -1.63%
Year to Date Return (1/1/07 to 9/30/07):                                   7.66%
--------------------------------------------------------------------------------

FIFTH THIRD LIFEMODEL MODERATE FUND SM
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      INCEPTION DATE    PAST YEAR   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                                  8/1/02
   Return Before Taxes                                                                                    4.54%          8.00%
   Return After Taxes on Distributions(1)                                                                 3.32%          7.03%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                                         3.34%          6.40%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(2) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                      8/1/02
   Return Before Taxes                                                                                    4.32%          8.11%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                         8/1/02
   Return Before Taxes                                                                                    9.28%          8.47%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
WILSHIRE 5000 INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                    %              %
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                    4.08%            %
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
LIFEMODEL MODERATE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                      %              %
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                      %              %
------------------------------------------------------------------------------------------------------------------------------------


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.


* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt


*** See page 28 for a description of the LifeModel Moderate Target Neutral Style Class Index Blend.


**** LifeModel Moderate Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Wilshire 5000 Index (50%) and Lehman Brothers Intermediate Government/Credit Bond Index (50%). The LifeModel Moderate Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                               -----------------
                                                               SPECIALTY - ASSET
                                                                  ALLOCATION
FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM             STRATEGIES
-------------------------------------------------------------- -----------------

FUNDAMENTAL OBJECTIVE The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a moderately conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond and equity funds, although a portion of its assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:

      o From 50% to 70% of the Fund's net assets will be invested in Fifth Third bond funds.

      o From 30% to 50% of the Fund's net assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                           PERCENTAGE OF
FUND NAME                                                  FUND HOLDINGS
Small Cap Growth Fund .............................                0-25%
Mid Cap Growth Fund ...............................                0-25%
Quality Growth Fund ...............................                0-25%
Structured Large Cap Plus Fund ....................                0-25%
Small Cap Value Fund ..............................                0-25%
All Cap Value Fund ................................                0-25%
Disciplined Large Cap Value Fund ..................                0-25%
International Equity Fund .........................                0-10%
High Yield Bond Fund ..............................                0-20%

Total Return Bond Fund ............................                0-50%

Short Term Bond Fund ..............................                0-50%
Institutional Money Market Fund ...................                0-20%
U.S. Treasury Money Market Fund ...................                0-20%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND.

THE ADVISOR WILL PERIODICALLY ADJUST THE BASELINE STYLE CLASS ALLOCATION. LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND

Small Cap Growth Index(1) .........................                 2.0%
Small Cap Value Index(2) ..........................                 2.0%
International Index(3) ............................                 8.0%
Mid Cap Growth Index(4) ...........................                 4.0%
Mid Cap Value Index(5) ............................                 4.0%
Large Cap Growth Index(6) .........................                 7.0%
Large Cap Value Index(7) ..........................                 7.0%
Large Cap Core Index(8) ...........................                 6.0%
High Yield Bond Index(9) ..........................                 3.0%
Total Return Bond Index(10) .......................                42.0%
Short Term Bond Index(11) .........................                15.0%


________________________________
(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9) The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.


(10) The Total Return Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.


(11) The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM
--------------------------------------------------------------------------------

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:

INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Conservative Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Conservative Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B and C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

                          16.88%   5.02%    3.98%    9.08%
                          --------------------------------
                           2003     04       05       06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                                  Q2 2003     8.92%
Worst quarter:                                                 Q1 2003    -1.30%
Year to Date Return (1/1/07 to 9/30/07):                                   6.65%
--------------------------------------------------------------------------------

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      INCEPTION DATE    PAST YEAR   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                                  8/1/02
   Return Before Taxes                                                                                    3.65%          6.42%
   Return After Taxes on Distributions(1)                                                                 2.22%          5.20%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                                         2.84%          4.89%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(2) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                      8/1/02
   Return Before Taxes                                                                                    3.20%          6.50%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                         8/1/02
   Return Before Taxes                                                                                    8.28%          6.87%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
WILSHIRE 5000 INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                    %              %
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                    4.08%            %
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                      %              %
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                      %              %
------------------------------------------------------------------------------------------------------------------------------------


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.


* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.


*** See page 32 for a description of the LifeModel Moderately Conservative Target Neutral Style Class Index Blend.


**** LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Wilshire 5000 Index (40%) and Lehman Brothers Intermediate Government/Credit Bond Index (60%). The LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                               -----------------
                                                               SPECIALTY - ASSET
                                                                  ALLOCATION
FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM                        STRATEGIES
-------------------------------------------------------------- -----------------

FUNDAMENTAL OBJECTIVE The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional shares. Because this is a conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond funds, although a portion of its assets will be invested in Fifth Third equity and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:

      o From 70% to 90% of the Fund's net assets will be invested in Fifth Third bond funds.

      o From 10% to 30% of the Fund's net assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's net assets will be invested in Fifth Third money market funds.

The Fund invests its asset in the underlying mutual funds within the following ranges:

                                                           PERCENTAGE OF
FUND NAME                                                  FUND HOLDINGS
Small Cap Growth Fund .............................                0-15%
Mid Cap Growth Fund ...............................                0-15%
Quality Growth Fund ...............................                0-15%
Structured Large Cap Plus Fund ....................                0-15%
Small Cap Value Fund ..............................                0-15%
All Cap Value Fund ................................                0-15%
Disciplined Large Cap Value Fund ..................                0-15%
International Equity Fund .........................                 0-5%
High Yield Bond Fund ..............................                0-20%

Total Return Bond Fund ............................                0-60%

Short Term Bond Fund ..............................                0-60%
Institutional Money Market Fund ...................                0-20%
U.S. Treasury Money Market Fund ...................                0-20%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. THE ADVISOR WILL PERIODICALLY ADJUST THE BASELINE STYLE CLASS ALLOCATION.

LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE
CLASS INDEX BLEND

Small Cap Growth Index(1) .........................                 1.0%
Small Cap Value Index(2) ..........................                 1.0%
International Index(3) ............................                 4.0%
Mid Cap Growth Index(4) ...........................                 2.0%
Mid Cap Value Index(5) ............................                 2.0%
Large Cap Growth Index(6) .........................                 3.5%
Large Cap Value Index(7) ..........................                 3.5%
Large Cap Core Index(8) ...........................                 3.0%
High Yield Bond Index(9) ..........................                 4.0%
Total Return Bond Index(10) .......................                56.0%
Short Term Bond Index(11) .........................                20.0%


For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

_________________________________
(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9) The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.


(10) The Total Return Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.


(11) The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM
--------------------------------------------------------------------------------


PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:


INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Conservative Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Conservative Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

                         10.91%   3.50%    3.00%    6.87%
                         --------------------------------
                          2003     04       05       06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                                 Q2 2003      5.75%
Worst quarter:                                                Q2 2004     -1.52%
Year to Date Return (1/1/07 to 9/30/07):                                   5.02%
--------------------------------------------------------------------------------

FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                INCEPTION DATE        PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                            8/1/02
   Return Before Taxes                                                                                  1.56%            4.75%
   Return After Taxes on Distributions(1)                                                               0.01%            3.43%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                                       1.35%            3.34%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(2) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                8/1/02
   Return Before Taxes                                                                                  1.08%            4.83%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                   8/1/02
   Return Before Taxes                                                                                  6.13%            5.21%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
WILSHIRE 5000 INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  %                %
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                  4.08%              %
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                    %                %
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     (SINCE 8/1/02)
LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                    %                %
------------------------------------------------------------------------------------------------------------------------------------


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000 Index.


** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.


*** See page 36 for a description of the LifeModel Conservative Target Neutral Style Class Index Blend.


**** LifeModel Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Wilshire 5000 Index (20%) and Lehman Brothers Intermediate Government/Credit Bond Index (80%). The LifeModel Conservative Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        --------
                                                                         FIXED-
                                                                         INCOME
FIFTH THIRD HIGH YIELD BOND FUND                                         STYLE
----------------------------------------------------------------------- --------

FUNDAMENTAL OBJECTIVE High level of income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in non-investment grade debt securities. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade securities are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to hold securities with an average maturity of between 6 and 10 years, but the holding period average may vary between 4 and 12 years.


In selecting portfolio securities, the Fund's investment subadvisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the investment subadvisor implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The investment subadvisor then conducts a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

When the investment subadvisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

NON-INVESTMENT GRADE SECURITIES RISK. Non-investment grade debt securities are considered speculative and, compared to investment grade securities, tend to have:

      o more volatile prices and increased price sensitivity to changing interest rates and to adverse economic and business developments;

      o     greater risk of loss due to default or declining credit quality;

      o greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments; and

      o greater susceptibility to negative market sentiments leading to depressed prices and decreased liquidity.

Non-investment grade debt securities present a higher degree of credit risk because their issuers are often highly leveraged and may not have more traditional methods of financing available to them. As a result, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because these securities generally are unsecured and subordinated to the prior payment of senior indebtedness. The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Under rating agency guidelines, medium- and lower-rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Medium- and lower-rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default or be in default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be likely to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is possible that these types of factors could reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares.

Changes by the primary rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The ratings of S&P, Moody's and other rating agencies generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities.

LIQUIDITY RISK. In addition, secondary markets for non-investment grade debt securities are not as liquid as the secondary markets for higher-rated corporate debt securities. The secondary markets for non-investment grade corporate debt securities are concentrated in relatively few market makers, and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and funds. The trading volume for non-investment grade corporate debt securities is generally lower than that for higher-rated corporate debt securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors could have an adverse effect on the ability of the Fund to dispose of particular portfolio investments, adversely affect the Fund's net asset value and limit the ability of the Fund to obtain accurate

FIFTH THIRD HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

market quotations for purposes of valuing securities and calculating net asset value. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value the Fund's portfolio securities, and a greater degree of judgment may be necessary in making such valuations. Less liquid secondary markets also could affect the ability of the Fund to sell securities at their fair value. If the secondary markets for non-investment grade securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund's portfolio may become illiquid and the proportion of the Fund's assets invested in illiquid securities may significantly increase.


REGULATORY RISK. Prices for non-investment grade debt securities may be affected by legislative and regulatory developments, which could adversely affect the Fund's net asset value and investment practices, the secondary market for non-investment grade securities, the financial condition of issuers of these securities and the value of outstanding non-investment grade securities.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their Fund shares at the end of the period.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The after-tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.

TOTAL RETURN AS OF 12/31
FOR CLASS A SHARES
--------------------------------------------------------------------------------


                                   [BAR CHART]

                                      7.88%
                                      -----
                                       06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                                   Q4 2006    3.73%
Worst quarter:                                                  Q2 2006   -1.40%
Year to Date Return (1/1/07 to 9/30/07):                                   3.44%
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      INCEPTION DATE    PAST YEAR   SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                                                 11/29/05
Return Before Taxes                                                                                       2.74%          2.52%
   Return After Taxes on Distributions(1)                                                                 0.19%          0.15%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                                         1.71%          0.75%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(2),(4) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                 11/29/05
   Return Before Taxes                                                                                    2.07%          2.76%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(3) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)                     11/29/05
   Return Before Taxes                                                                                    7.11%          6.45%
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH HIGH YIELD MASTER INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                                   11.64%         11.59%(1)
------------------------------------------------------------------------------------------------------------------------------------



(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B
      shares on [     ].

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C
      shares on [     ].


(4) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* Merrill Lynch Master Index is an unmanaged index which tracks the performance of below investment grade, U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market.

                                                                        --------
                                                                         FIXED-
                                                                         INCOME
FIFTH THIRD TOTAL RETURN BOND FUND (FORMERLY FIFTH THIRD BOND FUND)      STYLE
----------------------------------------------------------------------- --------


FUNDAMENTAL OBJECTIVE High current income. Capital growth is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Fund invests may include U.S. Government securities and corporate debt securities, including mortgage-backed securities. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Fund generally invests in high quality bonds. The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, the financial condition of the issuer, and the issuer's prospects for long-term growth of earnings and revenues.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.

Although the Advisor considers the Fund to be a long maturity bond fund, the Fund has no restrictions on its maturity or duration. The Advisor may, from time to time, shorten or lengthen the duration of the Fund's portfolio to protect principal in the event of rising or falling interest rates. In addition, the Advisor may adjust the Fund's sector weightings and duration to attempt to capture additional returns relative to the Fund's benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

NON-INVESTMENT GRADE SECURITIES RISK. The Fund may invest up to 20% of its assets in non-investment grade securities. High yield, or non-investment grade, securities (also known as "junk bonds") are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments. In addition, compared to investments in investment grade securities, investments in non-investments grade securities are subject to greater risk of loss due to default or a decline in credit quality, a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

FIFTH THIRD TOTAL RETURN BOND FUND (FORMERLY FIFTH THIRD BOND FUND)
--------------------------------------------------------------------------------

FOREIGN INVESTMENT RISK. Investments in foreign bonds are subject to special risks in addition to those to which U.S. investments are subject. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and less liquid than U.S. investments.


TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES(1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

    10.19%  9.04%  -4.76%  11.65%  6.99%  9.35%  2.85%  3.52%  1.86%  3.69%
    -----------------------------------------------------------------------
     1997    98      99      00     01     02     03     04     05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                                 Q3 2001      5.29%
Worst quarter:                                                Q1 1996     -3.78%
Year to Date Return (1/1/07 to 9/30/07):                                   2.18%
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(2) (WITH 4.75% SALES CHARGE)                                   3/22/95
Return Before Taxes                                                                          -1.20%        3.21%           4.82%
   Return After Taxes on Distributions(3)                                                    -2.72%        1.72%           2.68%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                            -0.81%        1.85%           2.78%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(4),(5) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)      3/20/95
   Return Before Taxes                                                                       -2.05%        3.06%           4.53%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(4) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)          3/20/95
Return Before Taxes                                                                           3.01%        3.41%           4.54%
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                        4.33%        5.06%           6.24%
------------------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Total Return Bond Fund (formerly Fifth Third Bond
      Fund).


(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Income Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares of the Kent Income Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.


(5) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.


* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

                                                                        --------
                                                                         FIXED-
                                                                         INCOME
FIFTH THIRD SHORT TERM BOND FUND                                         STYLE
----------------------------------------------------------------------- --------

FUNDAMENTAL OBJECTIVE Current income.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Fund invests typically include corporate debt securities, mortgage-backed securities, asset-backed securities, and U.S. Government debt securities.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

The Fund will maintain a dollar-weighted average portfolio maturity of less than three years. While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities, include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

LOWER-RATED SECURITIES RISK. Obligations rated in the fourth highest rating category and below involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

NON-INVESTMENT GRADE SECURITIES RISK. The Fund may invest up to 20% of its asses in non-investment grade securities. High yield, or non-investment grade securities (also known as "junk bonds") are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

FOREIGN INVESTMENT RISK. Investments in foreign bonds are subject to special risks in addition to those to which U.S. investments are subject. These risks include political and economic risks, currency fluctuations, higher transaction costs,

FIFTH THIRD SHORT TERM BOND FUND
--------------------------------------------------------------------------------

delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and less liquid than U.S. investments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The table assumes that shareholders redeem their fund shares at the end of the period indicated. The returns of Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class C shares will vary.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES(1),(2)
--------------------------------------------------------------------------------

                                   [BAR CHART]

     6.26%  6.00%  2.35%  7.96%  7.75%  4.70%  1.86%  0.51%  1.40%  3.93%
     --------------------------------------------------------------------
     1997    98     99     00     01     02     03     04     05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                                  Q3 2001     3.15%
Worst quarter:                                                 Q2 2004    -1.14%
Year to Date Return (1/1/07 to 9/30/07):                                   3.62%
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            INCEPTION DATE   PAST YEAR   PAST 5 YEARS  PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(2) (WITH 3.50% SALES CHARGE)                                    12/4/92
   Return Before Taxes                                                                         0.26%        1.73%          3.87%
   Return After Taxes on Distributions(3)                                                     -1.08%        0.43%          2.07%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                              0.15%        0.70%          2.18%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(4) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)           11/2/92
   Return Before Taxes                                                                         3.13%        1.64%          3.38%
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                         4.25%        3.20%          4.95%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRICE INDEX**                                                                         2.54%        2.69%          2.44%
------------------------------------------------------------------------------------------------------------------------------------
91-DAY TREASURY BILL***                                                                        4.85%        2.43%          3.80%
------------------------------------------------------------------------------------------------------------------------------------



(1) On October 29, 2001, the Kent Short Term Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Short Term Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Short Term Bond Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on August 1, 2003.

(5) The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales charges for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005. For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Short Term Bond Fund, adjusted to reflect the expenses and sales charges for Advisor shares.


* The Merrill Lynch 1-3 Year Government/Corporate Bond Index(R) is an unmanaged index trading short-term U.S. Government securities and short-term domestic investment-grade corporate bonds with maturities of one to three years.


** The Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

*** The 91-day Treasury Bill return tracks in the investment return paid on U.S. Treasury bills maturing in 91 days.

                                                                        --------
                                                                         FIXED-
                                                                         INCOME
FIFTH THIRD MUNICIPAL BOND FUND                                          STYLE
----------------------------------------------------------------------- --------

FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between five and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

LOWER-RATED SECURITIES RISK. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

POLITICAL RISK. The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return.

LIMITED OBLIGATION SECURITIES RISK. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

TAX RISK. Tax risk involves the possibility that the issuer of municipal securities will fail to comply with certain requirements of the Internal Revenue Code which allow interest distributed from such securities to be tax-exempt. Failure to comply with those requirements would create adverse tax consequences for shareholders.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.

FIFTH THIRD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES(1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

     8.32%  5.43%  -3.40%  11.97%  3.89%  9.34%  4.47%  2.79%  1.81%  3.94%
     ----------------------------------------------------------------------
     1997    98      99      00     01     02     03     04     05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                                 Q3 2002      4.83%
Worst quarter:                                                Q2 2004     -2.63%
Year to Date Return (1/1/07 to 9/30/07):                                   1.68%
--------------------------------------------------------------------------------


______________________
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Tax-Free Income Fund. On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            INCEPTION DATE   PAST YEAR   PAST 5 YEARS  PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(2) (WITH 4.75% SALES CHARGE)                                     4/1/95
   Return Before Taxes                                                                        -1.03%        3.42%          4.27%
   Return After Taxes on Distributions(3)                                                     -2.44%        1.65%          2.44%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                             -0.49%        2.05%          2.63%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(4),(5) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)       3/20/95
   Return Before Taxes                                                                        -1.78%        3.32%          3.97%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(4) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)           3/20/95
   Return Before Taxes                                                                         3.17%        3.66%          3.99%
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS MUNICIPAL BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                         4.85%        5.53%          5.76%
------------------------------------------------------------------------------------------------------------------------------------



(1) On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Municipal Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Tax-Free Income Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules.

      Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes.

      Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


(4) The performance of Class B and Class C shares is based on the performance for Institutional shares of the Kent Tax-Free Income Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.


(5) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* The Lehman Brothers Municipal Bond Index(R) is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

                                                                        --------
                                                                         FIXED-
                                                                         INCOME
FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND                             STYLE
----------------------------------------------------------------------- --------

FUNDAMENTAL OBJECTIVE High level of current income that is exempt from federal regular income taxes.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between three and ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.


At times the Fund may have a greater focus on municipal bond obligations issued by the State of Michigan and its local political subdivisions.


The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund


MICHIGAN STATE-SPECIFIC RISK. Due to the level of investment in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund may be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers, which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities, to a greater extent than if its assets were not so invested.


FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

LOWER-RATED SECURITIES RISK. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

POLITICAL RISK. The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return.

LIMITED OBLIGATION SECURITIES RISK. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

TAX RISK. Tax risk involves the possibility that the issuer of municipal securities will fail to comply with certain requirements of the Internal Revenue Code which allow interest distributed from such securities to be tax-exempt. Failure to comply with those requirements would create adverse tax consequences for shareholders.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.

FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES(1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

     6.80%  5.09%  -1.27%  8.72%  4.47%  7.99%  3.09%  1.81%  0.94%  3.46%
     ---------------------------------------------------------------------
     1997    98      99     00     01     02     03     04     05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                                 Q2 2002      3.48%
Worst quarter:                                                Q2 2004     -2.08%
Year to Date Return (1/1/07 to 9/30/07):                                   1.79%
--------------------------------------------------------------------------------


____________________
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Intermediate Tax-Free Fund. On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                            INCEPTION DATE  PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(2) (WITH 3.50% SALES CHARGE)                                    12/18/92
   Return Before Taxes                                                                       -0.19%        2.69%           3.69%
   Return After Taxes on Distributions(3)                                                    -1.38%        1.35%           2.13%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                            -0.08%        1.56%           2.22%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(4),(5) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)       12/16/92
   Return Before Taxes                                                                       -1.52%        2.75%           3.50%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(4) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)           12/16/92
   Return Before Taxes                                                                        2.67%        2.64%           3.27%
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS QUALITY INTERMEDIATE MUNICIPAL BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                        3.79%        4.44%           4.98%
------------------------------------------------------------------------------------------------------------------------------------



(1) On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into the Fifth Third Intermediate Municipal Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Intermediate Tax-Free Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

(5) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* The Lehman Brothers Quality Intermediate Municipal Bond Index(R) is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

                                                                        --------
                                                                         FIXED-
                                                                         INCOME
FIFTH THIRD OHIO MUNICIPAL BOND FUND                                     STYLE
----------------------------------------------------------------------- --------

FUNDAMENTAL OBJECTIVE Current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations that pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities are generally issued by the State of Ohio, as well as counties, cities, towns, territories and public authorities in Ohio. These securities pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between three and ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, during times when the Fund assumes a temporary defensive posture, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Ohio personal income taxes. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

NON-DIVERSIFICATION RISK. This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers and a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.

OHIO STATE-SPECIFIC RISK. Because the Fund concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal. Actual or proposed changes in tax rates also may affect your net return.

LIMITED OBLIGATION SECURITIES RISK. In addition, because revenue bonds and limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

TAX RISK. Tax risk involves the possibility that the issuer of municipal securities will fail to comply with certain requirements of the Internal Revenue Code which allow interest distributed from such securities to be tax-exempt. Failure to comply with those requirements would create adverse tax consequences for shareholders.

FIFTH THIRD OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares and will vary.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

     6.92%  5.50%  -3.17%  8.72%  4.23%  7.59%  3.56%  1.84%  0.82%  3.07%
     ---------------------------------------------------------------------
     1997    98      99     00     01     02     03     04     05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                                 Q3 2002      3.62%
Worst quarter:                                                Q2 1999     -2.34%
Year to Date Return (1/1/07 to 9/30/07):                                   1.98%
--------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              INCEPTION DATE  PAST YEAR  PAST 5 YEARS  PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 4.75% SALES CHARGE)                                          1/1/87
   Return Before Taxes                                                                         -1.78%       2.35%          3.35%
   Return After Taxes on Distributions(1)                                                      -2.89%       1.14%          1.93%
   Return After Taxes on Distributions
       and Sale of Fund Shares(1)                                                              -1.15%       1.31%          2.00%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(2),(4) (WITH APPLICABLE
   CONTINGENT DEFERRED SALES CHARGE)                                              1/1/87
   Return Before Taxes                                                                         -2.72%       2.20%          2.93%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(3) (WITH APPLICABLE
   CONTINGENT DEFERRED SALES CHARGE)                                              1/1/87
   Return Before Taxes                                                                          2.30%       2.56%          3.13%
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS QUALITY INTERMEDIATE MUNICIPAL BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                          3.79%       4.44%          4.98%
------------------------------------------------------------------------------------------------------------------------------------



(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(2) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(3) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 24, 1996.

(4) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* The Lehman Brothers Quality Intermediate Municipal Bond Index(R) is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

                                                                        --------
                                                                         FIXED-
                                                                         INCOME
FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND                                 STYLE
----------------------------------------------------------------------- --------

FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax and Michigan personal income tax.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations that pay interest that is exempt from personal income taxes imposed by the State of Michigan or its political subdivisions. The securities are generally issued by the State of Michigan, as well as counties, cities, towns, territories and public authorities in Michigan. These securities pay interest that is exempt from personal income taxes imposed by Michigan and its municipalities. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between two and five years. No security in the Fund will have a remaining maturity of more than ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example BBB-or higher by Standard & Poor's or Baa3 or higher by Moody's).

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, during times when the Fund assumes a temporary defensive posture, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities, include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

LOWER-RATED SECURITIES RISK. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

MICHIGAN STATE-SPECIFIC RISK. Due to the level of investment in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers, which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so invested.

TAX RISK. Tax risk involves the possibility that the issuer of municipal securities will fail to comply with certain requirements of the Internal Revenue Code which allow interest distributed from such securities to be tax-exempt. Failure to comply with those requirements would create adverse tax consequences for shareholders.

FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.


The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES(1),(2)
--------------------------------------------------------------------------------

                                   [BAR CHART]

      5.38%  4.60%  0.51%  6.05%  5.33%  6.17%  2.20%  0.94%  0.63%  2.52%
      --------------------------------------------------------------------
      1997    98     99     00     01     02     03     04     05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                                 Q2 2002      2.73%
Worst quarter:                                                Q2 2004     -1.41%
Year to Date Return (1/1/07 to 9/30/07):                                   2.33%
--------------------------------------------------------------------------------




------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(2) (WITH 4.75% SALES CHARGE)                                   5/11/93
   Return Before Taxes                                                                      -2.38%        1.47%           2.91%
   Return After Taxes on Distributions(3)                                                   -3.33%        0.45%           1.58%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                           -1.55%        0.66%           1.66%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(4),(6) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)       5/3/93
   Return Before Taxes                                                                      -3.36%        1.20%           2.52%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(4) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)           5/3/93
   Return Before Taxes                                                                       1.65%        1.57%           2.52%
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                       3.20%        3.26%           4.18%
------------------------------------------------------------------------------------------------------------------------------------



(1) On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the sales charges for Class A shares.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules.

      Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes.

      Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

(4) The performance of Class B and Class C shares is based on the performance for Institutional shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the expenses and sales charges for Class B and Class C shares, for the period prior to the commencement of operations of Class B and Class C shares on October 29, 2001.

(5) The quoted performance of Advisor shares reflects the performance of Institutional shares, adjusted to reflect expenses and sales changes for Advisor shares, for the period prior to the commencement of operations of Advisor shares on August 1, 2005. For the period prior to October 29, 2001, the quoted performance of Advisor shares reflects the performance of the Institutional shares of the Kent Michigan Municipal Bond Fund, adjusted to reflect the expenses and sales charges for Advisor shares.

(6) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

* The Lehman Brothers 1-5 Year Municipal Bond Index(R) is representative of short term municipal bonds with a maturity between one and six years.

                                                                        --------
                                                                         MONEY
FIFTH THIRD PRIME MONEY MARKET FUND                                      MARKET
----------------------------------------------------------------------- --------

FUNDAMENTAL OBJECTIVE Current income consistent with stability of principal.


PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict Securities and Exchange Commission ("SEC") guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor. These generally will be domestic or foreign corporate securities, including commercial paper that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

FOREIGN INVESTMENT RISK involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

      5.21%  5.05%  4.53%  5.80%  3.59%  1.19%  0.49%  0.69%  2.53%  4.35%
      --------------------------------------------------------------------
      1997    98     99     00     01     02     03     04     05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                                 Q4 2000      1.51%
Worst quarter:                                                Q4 2003      0.09%
Year to Date Return (1/1/07 to 9/30/07):                                   3.54%
--------------------------------------------------------------------------------

FIFTH THIRD PRIME MONEY MARKET FUND
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                                                 6/14/89        4.35%        1.84%           3.33%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(1),(3) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)       6/14/89       -1.43%        0.89%           2.59%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES(2) (WITH APPLICABLE CONTINGENT DEFERRED SALES CHARGE)           6/14/89        3.57%        1.28%           2.60%
------------------------------------------------------------------------------------------------------------------------------------



(1) The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

(2) The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on May 1, 2002.


(3) Class B shares of the Fund are available only in connection with dividend reinvestment and permitted exchanges of Class B shares of certain other Fifth Third Funds.

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

                                                                        --------
                                                                         MONEY
FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND                         MARKET
----------------------------------------------------------------------- --------

FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax and Michigan personal income tax.

PRINCIPAL INVESTMENT STRATEGIES The Fund, under normal circumstances, invests at least 80% of its assets in Michigan municipal obligations, which consist of bonds, notes and commercial paper issued by the State of Michigan and its political subdivisions that are exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The securities will have short-term debt ratings in the two highest rating categories of at least one Rating Agency or will be unrated securities of comparable quality.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include interest rate risk, net asset value risk, credit risk, Michigan state-specific risk, and tax risk.


INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

MICHIGAN STATE-SPECIFIC RISK. Due to the level of investment in municipal obligations issued by the State of Michigan and its local governments, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of money market funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers, which may have historically experienced periods of financial difficulties. When a Fund's assets are concentrated in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.


TAX RISK involves the possibility that the issuer of municipal securities will fail to comply with certain requirements of the Internal Revenue Code which allow interest distributed from such securities to be tax-exempt. Failure to comply with those requirements would create adverse tax consequences for shareholders.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES(1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

      3.31%  3.06%  2.86%  3.70%  2.22%  1.02%  0.57%  0.67%  1.81%  2.85%
      --------------------------------------------------------------------
      1997    98     99     00     01     02     03     04     05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                                  Q2 2000     0.96%
Worst quarter:                                                 Q3 2003     0.10%
Year to Date Return (1/1/07 to 9/30/07):                                   2.31%
--------------------------------------------------------------------------------


__________________
(1) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Michigan Municipal Money Market Fund. On October 29, 2001, the Kent Michigan Municipal Money Market Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Michigan Municipal Money Market Fund.

FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                           INCEPTION DATE   PAST YEAR   PAST 5 YEARS  PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(2)                                                              12/15/92      2.85%         1.38%           2.20%
------------------------------------------------------------------------------------------------------------------------------------



(1) On October 29, 2001, the Kent Michigan Municipal Money Market Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into the Fifth Third Michigan Municipal Money Market Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Class A shares reflects the performance of the Investment shares of the Kent Michigan Municipal Money Market Fund.


To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

                                                                        --------
                                                                         MONEY
FIFTH THIRD MUNICIPAL MONEY MARKET FUND                                  MARKET
----------------------------------------------------------------------- --------

FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

Under normal circumstances, at least 80% of its assets are invested in municipal securities. These include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. These securities tend to be:

      o general obligation bonds, the principal and interest of which are paid from general tax revenues received by the issuer;

      o revenue bonds, the principal and interest of which are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

      o industrial development bonds, the principal and interest of which are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

TAX RISK involves the possibility that the issuer of municipal securities will fail to comply with certain requirements of the Internal Revenue Code which allow interest distributed from such securities to be tax-exempt. Failure to comply with those requirements would create adverse tax consequences for shareholders.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND
--------------------------------------------------------------------------------

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS A SHARES(1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

      2.75%  2.68%  2.79%  3.81%  2.42%  1.06%  0.58%  0.61%  1.84%  3.07%
      --------------------------------------------------------------------
      1997    98     99     00     01     02     03     04     05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                                Q4 2000       1.01%
Worst quarter:                                               Q3 2003       0.09%
Year to Date Return (1/1/07 to 9/30/07):                                   2.53%
--------------------------------------------------------------------------------


_________________________
(1) For the period prior to September 21, 1998, the quoted performance of Class A shares reflects the performance of the Investor shares of the Cardinal Tax Exempt Money Market Fund. On September 21, 1998, the Cardinal Tax Exempt Money Market Fund, a registered open-end investment company managed by The Ohio Company, was consolidated into Fifth Third Municipal Money Market Fund.



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                          INCEPTION DATE   PAST YEAR   PAST 5 YEARS   PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES(2)                                                             9/7/83         3.07%        1.43%           2.15%
------------------------------------------------------------------------------------------------------------------------------------



(1) On September 21, 1998, the Cardinal Tax Exempt Money Market Fund, a registered open-end investment company managed by The Ohio Company was consolidated with the Fifth Third Municipal Money Market Fund.

(2) For the period prior to September 21, 1998, the quoted performance of Class A shares reflects the performance of the Investor shares of the Cardinal Tax Exempt Money Market Fund.


To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2007.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       US EQUITY FUNDS (GROWTH)--FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                FIFTH THIRD SMALL                         FIFTH THIRD MID
                                                                  CAP GROWTH FUND                         CAP GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                                      A            B          C             A           B           C
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES            5.00%(1),(2)   None       None        5.00%(1),(2)   None       None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                       None         None       None          None         None       None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                   None         5.00%(3)   1.00%(4)      None         5.00%(3)   1.00%(4)
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                               0.70%        0.70%      0.70%         0.80%        0.80%      0.80%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                             0.25%        1.00%      0.75%         0.25%        1.00%      0.75%
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                0.36%        0.36%      0.61%         0.30%        0.30%      0.55%
------------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(5)                              --           --         --            --           --         --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                          1.31%(6)     2.06%(6)   2.06%(6)      1.35%        2.10%      2.10%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(7)                      --           --         --          0.01%        0.01%      0.01%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                    --           --         --          1.34%        2.09%      2.09%
------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       US EQUITY FUNDS (GROWTH)--FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                                                    FIFTH THIRD                              FIFTH THIRD
                                                                QUALITY GROWTH FUND                      DIVIDEND GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                                       A           B       C                 A            B        C
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES            5.00%(1),(2)   None       None        5.00%(1),(2)   None       None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                       None         None       None          None         None       None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                   None         5.00%(3)   1.00%(4)      None         5.00%(3)   1.00%(4)
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                               0.80%        0.80%      0.80%         0.80%        0.80%     0.80%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                             0.25%        1.00%      0.75%         0.25%        1.00%     0.75%
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                0.31%        0.31%      0.56%         0.87%        0.87%     1.12%
------------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES5                                --           --         --            --           --        --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                          1.36%        2.11%      2.11%         1.92%        2.67%     2.67%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(7)                    0.05%        0.05%      0.05%         0.94%        0.94%     0.94%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                  1.31%        2.06%      2.06%         0.98%        1.73%     1.73%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(5)  Amount is less than 0.01%, and is included in Other expenses.

(6) The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Small Cap Growth Fund to: 1.26% for Class A shares, 2.01% for Class B shares and 2.01% for Class C shares. These waivers and/or expense reimbursements may be discontinued at any time.

(7) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Quality Growth Fund for the 13 month period and by the Dividend Growth Fund for the 40 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                       US EQUITY FUNDS (VALUE)--FEE TABLE
-----------------------------------------------------------------------------------------------------------------------
                                                        FIFTH THIRD MICRO                  FIFTH THIRD SMALL
                                                         CAP VALUE FUND                     CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS NAME                                            A            B         C          A            B         C
-----------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    5.00%(1),(2)  None      None       5.00%(1),(2)  None      None
-----------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                             None          None      None       None          None      None
-----------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                         None          5.00%(3)  1.00%(4)   None          5.00%(3)  1.00%(4)
-----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                     1.00%         1.00%     1.00%      0.90%         0.90%     0.90%
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                   0.25%         1.00%     0.75%      0.25%         1.00%     0.75%
-----------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                      0.52%         0.52%     0.77%      0.35%         0.35%     0.60%
-----------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES
   AND EXPENSES                                     0.01%         0.01%     0.01%        --(5)         --(5)     --(5)
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(6)             1.78%         2.53%     2.53%      1.50%         2.25%     2.25%
-----------------------------------------------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           US EQUITY FUNDS (VALUE)--FEE TABLE
-----------------------------------------------------------------------------------------------------------------------
                                                          FIFTH THIRD ALL                 FIFTH THIRD DISCIPLINED
                                                           CAP VALUE FUND                  LARGE  CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------
CLASS NAME                                            A            B         C          A            B         C
-----------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    5.00%(1),(2)  None      None       5.00%(1),(2)  None      None
-----------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                             None          None      None       None          None      None
-----------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                         None          5.00%(3)  1.00%(4)   None          5.00%(3)  1.00%(4)
-----------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                     1.00%         1.00%     1.00%      0.80%         0.80%     0.80%
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                   0.25%         1.00%     0.75%      0.25%         1.00%     0.75%
-----------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                      0.32%         0.32%     0.57%      0.28%         0.28%     0.53%
-----------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES
   AND EXPENSES(5)                                    --            --        --         --            --        --
-----------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                1.57%         2.32%     2.32%      1.33%         2.08%     2.08%
-----------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(7)          0.13%         0.13%     0.13%      0.07%         0.07%     0.07%
-----------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                        1.44%         2.19%     2.19%      1.26%         2.01%     2.01%
-----------------------------------------------------------------------------------------------------------------------


(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.

(5)   Amount is less than 0.01%, and is included in Other expenses.

(6) The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Micro Cap Value Fund to: 1.60% for Class A shares, 2.35% for Class B shares and 2.35% for Class C shares; and for the Small Cap Value Fund to: 1.45% for Class A shares, 2.20% for Class B shares and 2.20% for Class C shares. These waivers and/or expense reimbursements may be discontinued at any time.

(7) The Funds' Advisor and Administrator have contractually agreed to waive and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the respective Fund if it would result in the Fund exceeding the expense limitation described herein.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           STRUCTURED PRODUCTS (QUANTITATIVE)--FEE TABLE
------------------------------------------------------------------------------------------------------------------------------------
                                  FIFTH THIRD STRUCTURED                   FIFTH THIRD                        FIFTH THIRD
                                    LARGE CAP PLUS FUND                 EQUITY INDEX FUND              INTERNATIONAL EQUITY FUND
------------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                        A            B         C          A             B         C         A           B          C
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED
   ON PURCHASES                 5.00%(1),(2)  None      None      5.00%(1),(2)   None      None      5.00%(1),(2) None      None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS         None          None      None      None           None      None      None         None      None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED
   SALES LOAD                   None          5.00%(3)  1.00%(4)  None           5.00%(3)  1.00%(4)  None         5.00%(3)  1.00%(4)
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                 0.70%         0.70%     0.70%     0.30%          0.30%     0.30%     1.00%        1.00%     1.00%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE
   (12b-1) FEES                 0.25%         1.00%     0.75%     0.25%          1.00%     0.75%     0.25%        1.00%     0.75%
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                  0.33%         0.33%     0.58%     0.31%          0.31%     0.56%     0.36%        0.36%     0.61%
   DIVIDEND EXPENSE ON
      SHORT SALES               0.26%         0.26%     0.26%       --              --        --        --           --        --
   OTHER EXPENSES               0.33%         0.33%     0.58%     0.31%          0.31%     0.56%     0.36%        0.36%     0.61%
   TOTAL OTHER EXPENSES         0.59%         0.59%     0.84%     0.31%          0.31%     0.56%     0.36%        0.36%     0.61%
------------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES
   AND EXPENSES                   --(5)         --(5)     --(5)     --(5)           --(5)     --(5)  0.02%        0.02%     0.02%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING EXPENSES           1.54%         2.29%     2.29%     0.86%          1.61%     1.61%     1.63%        2.38%     2.38%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
   REIMBURSEMENT(6)             0.11%         0.11%     0.11%     0.42%          0.42%     0.42%     0.17%        0.17%     0.17%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                    1.43%         2.18%     2.18%     0.44%          1.19%     1.19%     1.46%        2.21%     2.21%
------------------------------------------------------------------------------------------------------------------------------------



(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.


(5)   Amount is less than 0.01%, and is included in Other expenses.

(6) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. For the Structured Large Cap Plus Fund, the expense limitation (which excludes expenses for dividends on securities sold short) for Class A, Class B and Class C is 1.17%, 1.92% and 1.92%, respectively. Because dividend expenses on short sales are excluded from this fund's expense limitation, Net Expenses are expected to exceed the applicable expense limitation by the estimated amount of dividends expense on short sales. Estimated Net Expenses for Class A, Class B, and Class C are 1.43%, 2.18% and 2.18%, respectively. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Structured Large Cap Plus Fund and the Equity Index Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Fund exceeding the expense limitation described herein.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                         SPECIALITY STRATEGY--FEE TABLE
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                     FIFTH THIRD STRATEGIC
                                                                                                          INCOME FUND
---------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                                                                      A              B          C
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                              5.00%(1),(2)    None       None
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                                                       None            None       None
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                                   None            5.00%(3)   1.00%(4)
---------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                               1.00%           1.00%      1.00%
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                                             0.25%           1.00%      0.75%
---------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                                0.34%           0.34%      0.59%
---------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES
   AND EXPENSES                                                                               0.64%           0.64%      0.64%
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                          2.23%           2.98%      2.98%
---------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)                                                    1.02%           1.02%      1.02%
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                  1.21%           1.96%      1.96%
---------------------------------------------------------------------------------------------------------------------------------



(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.



(5) The Fund's Advisor and Administrator have contractually agreed to waive and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period for the Strategic Income Fund in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES                                                               SPECIALTY-ASSET
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                              ALLOCATION STRATEGIES--FEE TABLE
-----------------------------------------------------------------------------------------------------------------------------------
                              FIFTH THIRD LIFEMODEL               FIFTH THIRD LIFEMODEL                 FIFTH THIRD LIFEMODEL
                               AGGRESSIVE FUND SM             MODERATELY AGGRESSIVE FUND SM               MODERATE FUND SM
-----------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                  A             B        C            A             B          C          A              B          C
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED
   ON PURCHASES            5.00%(1),(2) None      None         5.00%(1),(2)   None      None       5.00%(1),(2)   None      None
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
   (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS    None         None      None         None           None      None       None           None      None
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED
   SALES LOAD              None         5.00%(3)  1.00%(4)     None           5.00%(3)  1.00%(4)   None           5.00%(3)  1.00%(4)
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES            0.15%        0.15%     0.15%        0.15%          0.15%     0.15%      0.15%          0.15%     0.15%
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE
   (12b-1) FEES            0.25%        1.00%     0.75%        0.25%          1.00%     0.75%      0.25%          1.00%     0.75%
-----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES             0.34%        0.34%     0.59%        0.32%          0.32%     0.57%      0.29%          0.29%     0.54%
-----------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES
   AND EXPENSES            1.06%        1.06%     1.06%        0.99%          0.99%     0.99%      0.91%          0.91%     0.91%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING EXPENSES      1.80%        2.55%     2.55%        1.71%          2.46%     2.46%      1.60%          2.35%     2.35%
-----------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE
   REIMBURSEMENT(5)        1.47%        1.47%     1.47%        1.38%          1.38%     1.38%      1.27%          1.27%     1.27%
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES(6)            0.33%        1.08%     1.08%        0.33%          1.08%     1.08%      0.33%          1.08%     1.08%
-----------------------------------------------------------------------------------------------------------------------------------



(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.


(5) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation described herein.

(6) In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The average weighted expense ratios for the underlying funds of the LifeModel Aggressive Fund SM are 1.06% for Class A, Class B and Class C shares; of the LifeModel Moderately Aggressive Fund SM are 0.99% for Class A, Class B and Class C shares; and of the LifeModel Moderate Fund SM are 0.91% for Class A, Class B and Class C shares.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES                                                                      SPECIALTY-ASSET
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                    ALLOCATION STRATEGIES--FEE TABLE
-----------------------------------------------------------------------------------------------------------------------------------
                                                             FIFTH THIRD LIFEMODEL                    FIFTH THIRD LIFEMODEL
                                                        MODERATELY CONSERVATIVE FUND SM               CONSERVATIVE FUND SM
-----------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                                 A             B         C             A               B          C
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES         5.00%(1),(2)   None      None          5.00%(1),(2)    None       None
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                  None           None      None          None            None       None
-----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                              None           5.00%(3)  1.00%(4)      None            5.00%(3)   1.00%(4)
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
-----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                          0.15%          0.15%     0.15%         0.15%           0.15%      0.15%
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                        0.25%          1.00%     0.75%         0.25%           1.00%      0.75%
-----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                           0.39%          0.39%     0.64%         0.49%           0.49%      0.74%
-----------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES
   AND EXPENSES                                          0.87%          0.87%     0.87%         0.79%           0.79%      0.79%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                     1.66%          2.41%     2.41%         1.68%           2.43%      2.43%
-----------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(5)               1.33%          1.33%     1.33%         1.35%           1.35%      1.35%
-----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES(6)                                          0.33%          1.08%     1.08%         0.33%           1.08%      1.08%
-----------------------------------------------------------------------------------------------------------------------------------



(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.


(5) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation described herein.

(6) In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The estimated average weighted expense ratios for the underlying funds of the LifeModel Moderately Conservative Fund SM are 0.87% for Class A, Class B and Class C shares and of the LifeModel Conservative Fund SM are 0.79% for Class A, Class B and Class C shares.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                 FIXED INCOME FUNDS (TAXABLE)--FEE TABLE
----------------------------------------------------------------------------------------------------------------------------------
                                                            FIFTH THIRD HIGH YIELD                    FIFTH THIRD TOTAL
                                                                   BOND FUND                           RETURN BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                                 A             B         C             A              B          C
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES         4.75%(1),(2)   None      None         4.75%(1),(2)    None       None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                   None          None      None         None            None       None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED
   SALES LOAD                                             None          5.00%(3)  1.00%(4)     None            5.00%(3)   1.00%(4)
----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                          0.70%          0.70%     0.70%        0.60%           0.60%      0.60%
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                        0.25%          1.00%     0.75%        0.25%           1.00%      0.75%
----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                           0.45%          0.45%     0.70%        0.32%           0.32%      0.57%
----------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(5)                         --             --        --           --              --         --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                     1.40%          2.15%     2.15%        1.17%           1.92%      1.92%
----------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(6)               0.41%          0.41%     0.41%        0.24%           0.24%      0.24%
----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                             0.99%          1.74%     1.74%        0.93%           1.68%      1.68%
----------------------------------------------------------------------------------------------------------------------------------



(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.


(5)   Amount is less than 0.01%, and is included in Other expenses.

(6) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                           FIXED INCOME FUNDS (TAXABLE)--FEE TABLE
------------------------------------------------------------------------------------------------------------
                                                                               FIFTH THIRD SHORT
                                                                                 TERM BOND FUND
------------------------------------------------------------------------------------------------------------
CLASS NAME                                                                       A           C
------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                              3.50%(1),(2)    None
------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                   None            None
------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                   None            1.00%(3)
------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                               0.50%           0.50%
------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                                             0.25%           0.75%
------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                0.31%           0.56%
------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(4)                                              --              --
------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(5)                                       1.06%           1.81%
------------------------------------------------------------------------------------------------------------



(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however. a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.


(4)   Amount is less than 0.01%, and is included in Other expenses.

(5) The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Short Term Bond Fund to: 0.89% for Class A shares and 1.64% for Class C shares. These waivers and/or expense reimbursements may be discontinued at any time.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                               FIXED INCOME FUNDS (MUNICIPAL)--FEE TABLE
--------------------------------------------------------------------------------------------------------------------------------
                                                                  FIFTH THIRD                      FIFTH THIRD INTERMEDIATE
                                                              MUNICIPAL BOND FUND                    MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                                 A             B         C             A            B          C
--------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES         4.75%(1),(2)   None      None         3.50%(1),(2)  None       None
--------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                  None           None      None         None          None       None
--------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                              None           5.00%(3)  1.00%(4)     None          5.00%(3)   1.00%(4)
--------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                          0.55%          0.55%     0.55%        0.55%         0.55%      0.55%
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                        0.25%          1.00%     0.75%        0.25%         1.00%      0.75%
--------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                           0.58%          0.58%     0.83%        0.34%         0.34%      0.59%
--------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(5)                         --             --        --           --            --         --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(6)                  1.38%          2.13%     2.13%        1.14%         1.89%(7)   1.89%
--------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                              FIXED INCOME FUNDS (MUNICIPAL)--FEE TABLE
--------------------------------------------------------------------------------------------------------------------------------
                                                               FIFTH THIRD OHIO                      FIFTH THIRD MICHIGAN
                                                              MUNICIPAL BOND FUND                    MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS NAME                                                  A             B        C            A             B          C
--------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES         4.75%(1),(2)   None      None         4.75%(1),(2)  None       None
--------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                  None           None      None         None          None       None
--------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                              None           5.00%(3)  1.00%(4)     None          5.00%(3)   1.00%(4)
--------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                          0.55%          0.55%     0.55%        0.45%         0.45%      0.45%
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                        0.25%          1.00%     0.75%        0.25%         1.00%      0.75%
--------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                           0.38%          0.38%     0.63%        0.53%         0.53%      0.78%
--------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(5)                         --             --        --           --            --         --
--------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                     1.18%(6)       1.93%(6)  1.93%(6)     1.23%         1.98%      1.98%
--------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(8)                 --             --        --         0.30%         0.30%      0.30%
--------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                               --             --        --         0.93%(9)      1.68%      1.68%
--------------------------------------------------------------------------------------------------------------------------------



(1)   Lower sales charges are available depending upon the amount invested.

(2) For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."

(3) 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.

(4) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.


(5)   Amount is less than 0.01%, and is included in Other expenses.

(6) The Fund's Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Municipal Bond Fund to: 0.86% for Class A shares, 1.61% for Class B shares and 1.61% for Class C shares; for the Intermediate Municipal Bond Fund to 0.90% for Class A shares, 1.65% for Class B shares and 1.65% for Class C shares; and for the Ohio Municipal Bond Fund to: 1.04% for Class A shares, 1.79% for Class B shares and 1.79% for Class C shares. These waivers and/or expense reimbursements may be discontinued at any time.

(7) The Fund's Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Intermediate Municipal Bond Fund to 0.92% for Class B shares. These waivers and/or expense reimbursements may be discontinued at any time.

(8) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

(9) The Fund's Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Michigan Municipal Bond Fund to 0.83% for Class A shares. This waiver and/or expense reimbursement may be discontinued at any time.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                              MONEY MARKET FUNDS--FEE TABLE
-------------------------------------------------------------------------------------------------------------------
                                                              FIFTH THIRD              FIFTH THIRD     FIFTH THIRD
                                                                 PRIME                  MICHIGAN       MUNICIPAL
                                                                 MONEY               MUNICIPAL MONEY     MONEY
                                                              MARKET FUND              MARKET FUND     MARKET FUND
-------------------------------------------------------------------------------------------------------------------
CLASS NAME                                                A       B        C              A               A
-------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
   ON PURCHASES                                         None    None      None           None            None
-------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
   ON REINVESTED DIVIDENDS                              None    None      None           None            None
-------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                             None    5.00%(1)  1.00%(2)       None            None
-------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                         0.40%   0.40%     0.40%          0.40%           0.50%
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12b-1) FEES                       0.25%   1.00%     0.75%          0.25%           0.25%
-------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                          0.26%   0.26%     0.51%          0.27%           0.29%
-------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(3)                        --      --        --             --              --
-------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
   OPERATING EXPENSES                                   0.91%   1.66%     1.66%          0.92%           1.04%
-------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR
   EXPENSE REIMBURSEMENT(4)                             0.12%   0.12%     0.12%          0.13%           0.58%
-------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                            0.79%   1.54%     1.54%          0.79%(5)        0.46%
-------------------------------------------------------------------------------------------------------------------



(1) 5% the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter.

(2) The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.


(3)   Amount is less than 0.01%, and is included in Other expenses.

(4) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Funds exceeding the expense limitation described herein.

(5) The Funds' Distributor has voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Michigan Municipal Money Market Fund to 0.70% for Class A shares. These waivers and/or expense reimbursements may be discontinued at any time.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.



US EQUITY FUNDS (GROWTH)
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP GROWTH FUND                            1 YEAR           3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $627              $894            $1,182             $2,000
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $709              $946            $1,309             $2,198
     Assuming no Redemption                                   $209              $646            $1,109             $2,198
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $309              $646            $1,109             $2,391
     Assuming no Redemption                                   $209              $646            $1,109             $2,391
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MID CAP GROWTH FUND                              1 YEAR           3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $630              $905            $1,201             $2,041
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $712              $957            $1,328             $2,239
     Assuming no Redemption                                   $212              $657            $1,128             $2,239
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $312              $657            $1,128             $2,431
     Assuming no Redemption                                   $212              $657            $1,128             $2,431
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD QUALITY GROWTH FUND                              1 YEAR           3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $627              $904            $1,203             $2,049
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $709              $956            $1,329             $2,245
     Assuming no Redemption                                   $209              $656            $1,129             $2,245
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $309              $656            $1,129             $2,437
     Assuming no Redemption                                   $209              $656            $1,129             $2,437
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD DIVIDEND GROWTH FUND                             1 YEAR           3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $595             $987             $1,403             $2,559
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $676            $1,040            $1,531             $2,751
     Assuming no Redemption                                   $176             $740             $1,331             $2,751
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $276             $740             $1,331             $2,933
     Assuming no Redemption                                   $176             $740             $1,331             $2,933
--------------------------------------------------------------------------------------------------------------------------

US EQUITY FUNDS (VALUE)
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MICRO CAP VALUE FUND                             1 YEAR           3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $672             $1,032           $1,416             $2,489
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $756             $1,087           $1,545             $2,681
     Assuming no Redemption                                   $256              $787            $1,345             $2,681
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $356              $787            $1,345             $2,864
     Assuming no Redemption                                   $256              $787            $1,345             $2,864
--------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------



US EQUITY FUNDS (VALUE) (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP VALUE FUND                             1 YEAR           3 YEARS         5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $645              $950            $1,277             $2,201
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $728             $1,003           $1,404             $2,395
     Assuming no Redemption                                   $228              $703            $1,204             $2,395
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $328              $703            $1,204             $2,583
     Assuming no Redemption                                   $228              $703            $1,204             $2,583
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD ALL CAP VALUE FUND                               1 YEAR           3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $532              $902            $1,296             $2,396
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $610              $953            $1,423             $2,589
     Assuming no Redemption                                   $110              $653            $1,223             $2,589
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $210              $653            $1,223             $2,776
     Assuming no Redemption                                   $110              $653            $1,223             $2,776
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND                 1 YEAR           3 YEARS         5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $622              $893            $1,185             $2,015
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $704              $945            $1,312             $2,213
     Assuming no Redemption                                   $204              $645            $1,112             $2,213
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $304              $645            $1,112             $2,405
     Assuming no Redemption                                   $204              $645            $1,112             $2,405
--------------------------------------------------------------------------------------------------------------------------

STRUCTURED PRODUCTS (QUANTITATIVE)
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND                   1 YEAR           3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $638              $951            $1,287             $2,234
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $721            $1,005            $1,416             $2,430
     Assuming no Redemption                                   $221              $705            $1,216             $2,430
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $321              $705            $1,216             $2,619
     Assuming no Redemption                                   $221              $705            $1,216             $2,619
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND                                1 YEAR           3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $543              $721            $914               $1,472
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $621              $767           $1,037              $1,675
     Assuming no Redemption                                   $121              $467            $837               $1,675
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $221              $467            $837               $1,877
     Assuming no Redemption                                   $121              $467            $837               $1,877
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INTERNATIONAL EQUITY FUND                        1 YEAR           3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $641              $973            $1,327             $2,323
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $724              $1026           $1,455             $2,516
     Assuming no Redemption                                   $224              $726            $1,255             $2,516
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $324              $726            $1,255             $2,703
     Assuming no Redemption                                   $224              $726            $1,255             $2,703
--------------------------------------------------------------------------------------------------------------------------


SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------



SPECIALTY STRATEGY
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD STRATEGIC INCOME FUND                            1 YEAR           3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $617            $1,069            $1,546             $2,861
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $699            $1,125            $1,677             $3,049
     Assuming no Redemption                                   $199             $825             $1,477             $3,049
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $299             $825             $1,477             $3,227
     Assuming no Redemption                                   $199             $825             $1,477             $3,227
--------------------------------------------------------------------------------------------------------------------------

SPECIALTY-ASSET ALLOCATION STRATEGIES
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS LIFEMODEL AGGRESSIVE FUND SM               1 YEAR           3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $532             $902             $1,296             $2,396
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $610             $953             $1,423             $2,589
     Assuming no Redemption                                   $110             $653             $1,223             $2,589
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $210             $653             $1,223             $2,776
     Assuming no Redemption                                   $110             $653             $1,223             $2,776
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS LIFEMODEL MODERATELY AGGRESSIVE FUND SM    1 YEAR           3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $532             $884             $1,258             $2,309
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $610             $934             $1,385             $2,503
     Assuming no Redemption                                   $110             $634             $1,185             $2,503
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $210             $634             $1,185             $2,691
     Assuming no Redemption                                   $110             $634             $1,185             $2,691
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS LIFEMODEL MODERATE FUND SM                 1 YEAR           3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $532             $861             $1,213             $2,202
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $610             $911             $1,340             $2,399
     Assuming no Redemption                                   $110             $611             $1,140             $2,399
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $210             $611             $1,140             $2,588
     Assuming no Redemption                                   $110             $611             $1,140             $2,588
--------------------------------------------------------------------------------------------------------------------------


SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------



SPECIALTY-ASSET ALLOCATION STRATEGIES (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS LIFEMODEL MODERATELY CONSERVATIVE FUND SM  1 YEAR           3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $532             $873             $1,237             $2,259
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $610             $924             $1,365             $2,457
     Assuming no Redemption                                   $110             $624             $1,165             $2,457
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $210             $624             $1,165             $2,644
     Assuming no Redemption                                   $110             $624             $1,165             $2,644
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD FUNDS LIFEMODEL CONSERVATIVE FUND SM             1 YEAR           3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $532             $877             $1,245             $2,280
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $610             $928             $1,373             $2,475
     Assuming no Redemption                                   $110             $628             $1,173             $2,475
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $210             $628             $1,173             $2,662
     Assuming no Redemption                                   $110             $628             $1,173             $2,662
--------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (TAXABLE)
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD HIGH YIELD BOND FUND                             1 YEAR           3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $571             $858             $1,167             $2,042
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $677             $934             $1,317             $2,260
     Assuming no Redemption                                   $177             $634             $1,117             $2,260
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $277             $634             $1,117             $2,451
     Assuming no Redemption                                   $177             $634             $1,117             $2,451
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD TOTAL RETURN BOND FUND                           1 YEAR           3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $565             $806             $1,065             $1,807
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $671             $880             $1,215             $2,028
     Assuming no Redemption                                   $171             $580             $1,015             $2,028
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $271             $580             $1,015             $2,224
     Assuming no Redemption                                   $171             $580             $1,015             $2,224
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD SHORT TERM BOND FUND                             1 YEAR           3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $454             $675             $914              $1600
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $284             $570             $981              $2,127
     Assuming no Redemption                                   $184             $570             $981              $2,127
--------------------------------------------------------------------------------------------------------------------------


SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------



FIXED INCOME FUNDS (MUNICIPAL)
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL BOND FUND                              1 YEAR           3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $609             $892             $1,195             $2,055
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $716             $967             $1,344             $2,271
     Assuming no Redemption                                   $216             $667             $1,144             $2,271
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $316             $667             $1,144             $2,462
     Assuming no Redemption                                   $216             $667             $1,144             $2,462
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND                 1 YEAR           3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $462             $699             $955               $1,688
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $692             $894             $1,221             $2,016
     Assuming no Redemption                                   $192             $594             $1,021             $2,016
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $292             $594             $1,021             $2,212
     Assuming no Redemption                                   $192             $594             $1,021             $2,212
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD OHIO MUNICIPAL BOND FUND                         1 YEAR           3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $590             $832             $1,093             $1,839
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $696             $906             $1,242             $2,059
     Assuming no Redemption                                   $196             $606             $1,042             $2,059
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $296             $606             $1,042             $2,254
     Assuming no Redemption                                   $196             $606             $1,042             $2,254
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND                     1 YEAR           3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                             $565             $818             $1,091             $1,867
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $671             $893             $1,240             $2,087
     Assuming no Redemption                                   $171             $593             $1,040             $2,087
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $271             $593             $1,040             $2,282
     Assuming no Redemption                                   $171             $593             $1,040             $2,282
--------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD PRIME MONEY MARKET FUND                          1 YEAR           3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $81             $279             $493              $1,109
--------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
     Assuming Redemption                                      $657             $812            $1,091             $1,756
     Assuming no Redemption                                   $157             $512             $891              $1,756
--------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
     Assuming Redemption                                      $257             $512             $891              $1,956
     Assuming no Redemption                                   $157             $512             $891              $1,956
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND             1 YEAR           3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $81             $281             $497              $1,119
--------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND                      1 YEAR           3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                              $47             $273             $518              $1,220
--------------------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

NAME POLICIES
--------------------------------------------------------------------------------


To comply with SEC rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.


INVESTMENT PRACTICES
--------------------------------------------------------------------------------


Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor or Subadvisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information ("SAI") for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------



                                                                            Delayed
                                          Asset-                            Delivery                   Foreign      Guaranteed
                                          Backed     Common   Convertible    /When-                    Currency     Investment
                                        Securities   Stock    Securities    Issueds    Derivatives   Transactions   Contracts
US EQUITY FUNDS GROWTH
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                     X          X          X            X            X                            X
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                       X          X          X            X            X                            X
--------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                       X          X          X            X            X                            X
--------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                      X          X          X            X            X                            X
--------------------------------------------------------------------------------------------------------------------------------

US EQUITY FUNDS (VALUE)
--------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                      X          X          X            X            X                            X
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                      X          X          X            X            X                            X
--------------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                        X          X          X            X            X
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund          X          X          X            X            X                            X
--------------------------------------------------------------------------------------------------------------------------------

STRUCTURED PRODUCTS (QUANTITATIVE)
--------------------------------------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund            X          X          X            X            X              X             X
--------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                    X                       X            X
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                 X          X          X            X            X              X             X
--------------------------------------------------------------------------------------------------------------------------------

SPECIALTY-ASSET ALLOCATION STRATEGIES
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM
--------------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                     X          X          X            X            X              X             X
--------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (TAXABLE)
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                      X                     X            X            X              X             X
--------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund                    X                     X            X            X              X             X
--------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                      X                     X            X            X              X             X
--------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (MUNICIPAL)
--------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                       X                     X            X            X                            X
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund          X                     X            X            X                            X
--------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                  X                     X            X            X                            X
--------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund              X                     X            X            X                            X
--------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME-MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                   X                                  X            X                            X
--------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund      X                                  X            X
--------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund               X                                  X            X
--------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund           X                                  X            X                            X
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                              X            X
--------------------------------------------------------------------------------------------------------------------------------

                                           High-Yield
                                           /High-Risk                Investment   Investment
                                              Debt       Illiquid     Company       Grade           Loan
                                           Securities   Securities   Securities     Bonds      Participations
US EQUITY FUNDS GROWTH
----------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                        X             X           X            X              X
----------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                          X             X           X            X              X
----------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                        X           X            X              X
----------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                         X             X           X            X              X
----------------------------------------------------------------------------------------------------------------

US EQUITY FUNDS (VALUE)
----------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                         X             X           X            X              X
----------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                         X             X           X            X              X
----------------------------------------------------------------------------------------------------------------
All Cap Value Fund                           X             X           X            X
----------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund             X             X           X            X              X
----------------------------------------------------------------------------------------------------------------

STRUCTURED PRODUCTS (QUANTITATIVE)
----------------------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund               X             X           X            X              X
----------------------------------------------------------------------------------------------------------------
Equity Index Fund                                          X           X
----------------------------------------------------------------------------------------------------------------
International Equity Fund                    X             X           X            X              X
----------------------------------------------------------------------------------------------------------------

SPECIALTY-ASSET ALLOCATION STRATEGIES
----------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM                                           X
----------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM                                X
----------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM                                             X
----------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM                              X
----------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM                                         X
----------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                        X             X           X            X              X
----------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (TAXABLE)
----------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                         X             X           X            X              X
----------------------------------------------------------------------------------------------------------------
Total Return Bond Fund                       X             X           X            X              X
----------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                         X             X           X            X              X
----------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (MUNICIPAL)
----------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                                        X           X            X              X
----------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                           X           X            X              X
----------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                                   X           X            X              X
----------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                               X           X            X              X
----------------------------------------------------------------------------------------------------------------

FIXED INCOME-MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                                    X           X            X              X
----------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                       X           X            X              X
----------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                                X           X            X              X
----------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                            X           X            X              X
----------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                        X
----------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------



                                                                                                 Non-U.S.               Real Estate
                                              Money       Mortgage-    Mortgage                   Traded                Investment
                                              Market       Backed       Dollar     Municipal     Foreign    Preferred     Trusts
                                           Instruments   Securities     Rolls      Securities   Securities    Stocks      (REITs)
US EQUITY FUNDS GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                         X            X            X             X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                           X            X            X             X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                           X            X            X             X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                          X            X            X             X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------

US EQUITY FUNDS (VALUE)
-----------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                          X            X            X             X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                          X            X            X             X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                            X            X                                      X            X           X
-----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund              X            X            X             X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------

STRUCTURED PRODUCTS (QUANTITATIVE)
-----------------------------------------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                X            X            X             X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                             X            X            X             X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                     X            X            X             X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------

SPECIALTY-ASSET ALLOCATION STRATEGIES
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM                  X
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM       X
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM                    X
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM     X
-----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM                X
-----------------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                         X            X            X             X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (TAXABLE)
-----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                          X            X            X             X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund                        X            X            X             X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                          X            X            X             X           X            X           X
-----------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (MUNICIPAL)
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                           X            X            X             X
-----------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund              X            X            X             X
-----------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                      X            X            X             X
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                  X            X            X             X
-----------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME-MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                       X            X                          X
-----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund          X            X                          X
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                   X            X                          X
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund               X            X                          X
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund               X
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Small
                                                               Reverse                    Short-        and
                                                 Restricted   Repurchase    Securities     Term      Micro Cap    Stripped
                                                 Securities   Agreements     Lending      Trading    Equities    Obligations
US EQUITY FUNDS GROWTH
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                               X           X             X            X           X           X
-----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                 X           X             X            X           X           X
-----------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                 X           X             X            X           X           X
-----------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                                X           X             X            X           X           X
-----------------------------------------------------------------------------------------------------------------------------

US EQUITY FUNDS (VALUE)
-----------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                                X           X             X            X           X           X
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                X           X             X            X           X           X
-----------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                                  X           X             X            X           X           X
-----------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                    X           X             X            X           X           X
-----------------------------------------------------------------------------------------------------------------------------

STRUCTURED PRODUCTS (QUANTITATIVE)
-----------------------------------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                      X           X             X            X           X           X
-----------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                   X           X             X            X           X           X
-----------------------------------------------------------------------------------------------------------------------------
International Equity Fund                           X           X             X            X           X           X
-----------------------------------------------------------------------------------------------------------------------------

SPECIALTY-ASSET ALLOCATION STRATEGIES
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM                                                  X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM                                       X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM                                                    X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM                                     X
-----------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM                                                X
-----------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
-----------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                               X           X             X            X           X           X
-----------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (TAXABLE)
-----------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                                X           X             X            X                       X
-----------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund                              X           X             X            X                       X
-----------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                                X           X             X            X                       X
-----------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (MUNICIPAL)
-----------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                                 X           X             X            X                       X
-----------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                    X           X             X            X                       X
-----------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                            X           X             X            X                       X
-----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                        X           X             X            X                       X
-----------------------------------------------------------------------------------------------------------------------------

FIXED INCOME-MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                             X           X             X            X                       X
-----------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund                X           X             X            X                       X
-----------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                         X           X             X            X                       X
-----------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                     X           X             X            X                       X
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                            X                       X
-----------------------------------------------------------------------------------------------------------------------------

                                                 U.S.         U.S.
                                              Government     Traded         U.S.        Variable and                 Zero-Coupon
                                                Agency      Foreign       Treasury      Floating Rate                   Debt
                                              Securities   Securities    Obligations     Instruments     Warrants    Obligations
US EQUITY FUNDS GROWTH
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                           X            X             X                X              X             X
----------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                             X            X             X                X              X             X
----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                             X            X             X                X              X             X
----------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                            X            X             X                X              X             X
----------------------------------------------------------------------------------------------------------------------------------

US EQUITY FUNDS (VALUE)
----------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                            X            X             X                X              X             X
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                            X            X             X                X              X             X
----------------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                              X            X             X                X              X             X
----------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                X            X             X                X              X             X
----------------------------------------------------------------------------------------------------------------------------------

STRUCTURED PRODUCTS (QUANTITATIVE)
----------------------------------------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                  X            X             X                X              X             X
----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                               X            X             X                X              X             X
----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                       X            X             X                X              X             X
----------------------------------------------------------------------------------------------------------------------------------

SPECIALTY-ASSET ALLOCATION STRATEGIES
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM
----------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM
----------------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
----------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                           X            X             X                X              X             X
----------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (TAXABLE)
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                            X            X             X                X                            X
----------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund                          X            X             X                X                            X
----------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                            X            X             X                X                            X
----------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (MUNICIPAL)
----------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                             X            X             X                X                            X
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                X            X             X                X                            X
----------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                        X            X             X                X                            X
----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                    X            X             X                X                            X
----------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME-MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                         X            X             X                X                            X
----------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund            X                          X                X                            X
----------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                     X                          X                X                            X
----------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                 X            X             X                X                            X
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                 X                          X                                             X
----------------------------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.

COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

      CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. The Money Market Funds, Dividend Growth Fund, Intermediate Municipal Bond Fund, and Ohio Municipal Bond Fund may not invest in these securities. In addition, the following Funds may only buy or sell listed put options on financial futures contracts or buy or sell listed call options or over-the-counter call options on futures contracts: Micro Cap Value Fund, All Cap Value Fund, and Strategic Income Fund.

      CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

      FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds, Dividend Growth Fund, Intermediate Municipal Bond Fund, and Ohio Municipal Bond Fund may not invest in these.

      STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds, Bond Funds, and Dividend Growth Fund may not invest in these.

      STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly. The Money Market Funds may not invest in these.

      SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

      AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

      YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

            CANADA BONDS: Issued by Canadian provinces.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

            SOVEREIGN BONDS: Issued by the government of a foreign country.

            SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

      BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

      CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

      EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500(R) Index. iShares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

      LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

      BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

      CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

      COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

      REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

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      TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

      COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

      STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the Russell 2000(R) Index.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

TRUST PREFERRED SECURITIES: Securities possessing characteristics of both equity and debt issues.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates that are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

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INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments and practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, REITs, securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities also may be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments and practices are subject to foreign investment risk: ADRs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. The following investments and practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

INVERSE MARKET RISK. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

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      SPECULATIVE. To the extent that a derivative is not used as a hedge, a
      Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

The following investments and practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments and practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments and practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.


MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, ETFs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure,

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federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

SHORT SALES RISK. The Fund may seek to hedge investments or realize additional gains through short sales. The Fund may make short sales "against the box," meaning the Fund may make short sales while owning or having the right to acquire, at no added cost, securities identical to those sold short. The Fund incurs transaction costs, including interest, when opening, maintaining, and closing short sales against the box. Short sales against the box protect the Fund against the risk of loss in the value of a portfolio security to the extent a decline in value of the security is offset by a corresponding gain in the short position. However, any potential gains in the value of the security would be wholly or partially offset by a corresponding loss in the short position. In addition, in implementing its principal investment strategies, the Fund may engage in short sales that are not against the box (i.e., short sales of securities that the Fund does not own) in accordance with the provisions of the 1940 Act. In order to do so, the Fund typically borrows a security from a broker in order to sell the security to a third party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund engages in short sales of securities it does not own, it may have to pay a premium to borrow the securities and must pay to the lender any dividends or interest paid on the securities while they are borrowed. When making this type of short sale, the Fund must segregate liquid assets in an amount equal to the current market value of the security sold short. Short sales on securities the Fund does not own involve a form of investment leverage, and the amount of the Fund's loss on such a short sale is theoretically unlimited. Accordingly, the Fund may be subject to increased leveraging risk and other investment risks described in this section as a result of engaging in short sales of securities it does not own.

SMALLER COMPANY RISK. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. Small and Micro Cap Equities are subject to smaller company risk.


TAX RISK. The risk that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences for shareholders. Municipal securities are subject to tax risk.

TURNOVER RISK. The risk that, through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions to shareholders and lower Fund performance due to increased brokerage costs.


INVESTMENT POLICIES OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

The following is a brief description of the principal investment policies of the Institutional Money Market Fund and the U.S. Treasury Money Market Fund, two underlying Funds of the LifeModel Funds SM whose policies are not otherwise described in this Prospectus.

INSTITUTIONAL MONEY MARKET FUND

The Fund's fundamental investment objective is current income from short-term securities consistent with the stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will be able to do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's

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investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

U.S. TREASURY MONEY MARKET FUND

The Fund's fundamental investment objective is stability of principal and current income consistent with stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in these securities.

ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT IN EXCHANGE-TRADED FUNDS. The Funds, except the Money Market Funds, may each invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets, unless otherwise permitted under the Investment Company Act of 1940 or the rules thereunder. Upon meeting certain conditions, the Funds may invest their respective assets in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

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INVESTMENT ADVISOR AND SUBADVISORS
--------------------------------------------------------------------------------


Fifth Third Asset Management, Inc., (the "Advisor" or "FTAM"), 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment advisor to all Funds. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced and knowledgeable investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2007, Fifth Third Asset Management, Inc. had approximately $22.4 billion of assets under management, including approximately $13.0 billion of assets in the Fifth Third Funds.


A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. On September 28, 2005, the SEC granted exemptive relief to the Funds and the Advisor to permit the Advisor, subject to certain conditions, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Funds without shareholder approval. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

Fort Washington Investment Advisors, Inc. ("Fort Washington"), 420 East Fourth Street, Cincinnati, OH 45202-4133, serves as investment subadvisor to Fifth Third High Yield Bond Fund. As of September 30, 2007, Fort Washington, together with its wholly-owned subsidiaries, had approximately $26.8 billion of assets under management.


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The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2007 are as follows:

                                                              AS A PERCENTAGE OF
                                                              AVERAGE NET ASSETS
--------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP GROWTH FUND                                   0.70%
--------------------------------------------------------------------------------
FIFTH THIRD MID CAP GROWTH FUND                                     0.80%
--------------------------------------------------------------------------------
FIFTH THIRD QUALITY GROWTH FUND                                     0.80%
--------------------------------------------------------------------------------
FIFTH THIRD DIVIDEND GROWTH FUND                                    0.60%
--------------------------------------------------------------------------------
FIFTH THIRD MICRO CAP VALUE FUND                                    1.00%
--------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP VALUE FUND                                    0.90%
--------------------------------------------------------------------------------
FIFTH THIRD ALL CAP VALUE FUND                                      1.00%
--------------------------------------------------------------------------------
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND                        0.80%
--------------------------------------------------------------------------------
FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND                          0.70%
--------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND                                       0.10%
--------------------------------------------------------------------------------
FIFTH THIRD INTERNATIONAL EQUITY FUND(1)                            1.00%
--------------------------------------------------------------------------------
FIFTH THIRD STRATEGIC INCOME FUND                                   0.80%
--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM                            0.03%
--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM                 0.03%
--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATE FUND SM                              0.03%
--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM               0.03%
--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM                          0.03%
--------------------------------------------------------------------------------
FIFTH THIRD HIGH YIELD BOND FUND(2)                                 0.70%
--------------------------------------------------------------------------------
FIFTH THIRD TOTAL RETURN BOND FUND                                  0.50%
--------------------------------------------------------------------------------
FIFTH THIRD SHORT TERM BOND FUND                                    0.40%
--------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL BOND FUND                                     0.40%
--------------------------------------------------------------------------------
FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND                        0.40%
--------------------------------------------------------------------------------
FIFTH THIRD OHIO MUNICIPAL BOND FUND                                0.55%
--------------------------------------------------------------------------------
FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND                            0.45%
--------------------------------------------------------------------------------
FIFTH THIRD PRIME MONEY MARKET FUND                                 0.40%
--------------------------------------------------------------------------------
FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND                    0.40%
--------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND                             0.10%
--------------------------------------------------------------------------------

(1) The Advisor paid a portion of this fee to Morgan Stanley Investment Management Inc. ("MSIM"), the Fund's former subadvisor. The subadvisory arrangement with MSIM was terminated, effective November 28, 2007. For the current fiscal year, a portion of the management fee paid to the Advisor for the period July 31, 2007 to November 28, 2007 will be paid to MSIM in connection with its subadvisory services.

(2)   The Advisor paid a portion of this fee to the Fund's subadvisor.


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PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

FIFTH THIRD ASSET MANAGEMENT, INC.


Samrat Bhattacharya has been the portfolio manager of the FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND since November 2007. Mr. Bhattacharya has 10 years of experience in statistical analysis and econometric modeling. Previously, he worked as a research analyst at the Indian Council of Research on International Economic Relations from 1998-2000. In this capacity he developed models for explaining trade patterns across different countries. He is in the final stages of completing his PhD in Economics at The Ohio State University where he specializes in econometric modeling. He has a M.S. and Master of Philosophy (M.
Phil) in Economics. Mr. Bhattacharya is a member of American Finance Association and American Economic Association.

Scott A. Billeadeau has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since June 2003 and of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005 and of the FIFTH THIRD LIFEMODEL FUNDSSM since September 2007. A Chartered Financial Analyst, Mr. Billeadeau graduated from Princeton University with a degree in Economics. He started his career at IDS/American Express (now Ameriprise) in 1985 as a statistical project analyst. In 1991, he joined Pacific Century Advisers, a subsidiary of Security Pacific Bank (which was subsequently acquired by Bank of America) as a portfolio manager and analyst. In 1994, he assumed management responsibilities for all small- and mid-cap assets for Bank of America. Mr. Billeadeau joined Nation's Bank's subsidiary, Tradestreet Investment Associates, Inc., in 1997, where he was the Director and Senior Portfolio Manager responsible for the mid-cap and small-cap growth strategies. Mr. Billeadeau joined Investment Advisers, Inc. in July of 1999 and became a principal of Paladin Investment Associates, LLC upon its launch on December 1, 2000. At Paladin, Mr. Billeadeau was a Senior Portfolio Manager of small, small-to-mid cap and mid-cap growth strategies. Additionally, in 2000, Scott was elected to the Board of Directors of FactSet Research Systems, a NYSE listed company, where he serves as Chairman of the audit committee. Mr. Billeadeau has 21 years of investment experience.

John L. Cassady III has been the portfolio manager of the FIFTH THIRD TOTAL RETURN BOND FUND since October 2001 and of the FIFTH THIRD SHORT TERM BOND FUND since November 2007. Mr. Cassady is a Senior Portfolio Manager - Taxable Fixed Income for Fifth Third Asset Management, Inc. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over 19 years of investment experience, including thirteen years of fixed income portfolio management experience. He earned his BS in Industrial Management from the Georgia Institute of Technology.

Mark Demos has been the portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since November 2007. A Chartered Financial Analyst, Mr. Demos graduated from Lee University, with honors, with a Bachelor of Science degree in Business Administration. He joined Fifth Third Asset Management, Inc. in 1999 as an Analyst, covering the Technology, Energy and Industrial sectors. In the 4th quarter of 2006, he joined the Large Cap Strategies team as a Portfolio Manager. Prior to joining the Advisor, he worked for the Ohio Company as an Analyst. Mr. Demos has 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts.

Amy Denn has been a portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since November 2006. Ms. Denn joined Fifth Third Asset Management in March 2003 as Portfolio Manager of Core Strategies. Prior to joining FTAM, she spent thirteen years with Minneapolis-based Investment Advisers, Inc., and then over three years as a portfolio manager with Paladin Investment Associates. Ms. Denn graduated from Minnesota State University, Mankato in 1987 with a BS degree in Business Administration, majoring in Accounting and Finance. Ms. Denn has 10 years of investment experience.

Jon Fisher has been a portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since September 2007. Mr. Fisher is a Portfolio Manager of Core Strategies. Prior to joining FTAM in 2000, he worked for seven years at PNC as a Portfolio Manager and Equity Analyst and subsequently worked for two years at Dain Bosworth as an Equity Analyst. In January 2000, Mr. Fisher joined FTAM as a healthcare analyst supporting their growth products. In 2002, he was promoted to Director of Research and in 2003 was named co-Portfolio Manager of the Small Cap Growth Strategy. In January 2005, Mr. Fisher became Portfolio Manager of FTAM's Active Core and Active Growth products. Mr. Fisher has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers, has served as President for the Cincinnati Society of Financial Analysts, and has over 17 years of investment experience. Mr. Fisher graduated from the University of Iowa with a BS degree in Business Administration, majoring in Finance and earned his MBA from the University of Chicago. He earned the Chartered Financial Analyst designation in 1996.


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Martin E. Hargrave has been the portfolio manager of the FIFTH THIRD MID CAP
GROWTH FUND since February 2005 and of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. A Chartered Financial Analyst, Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships and cash management operations. Mr. Hargrave joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined their small/mid cap team as a portfolio manager. Mr. Hargrave joined Fifth Third in 2003 as a Portfolio Manager of Small, Small-to-Mid, and Mid Cap Growth Strategies. Mr. Hargrave has 16 years of investment experience.

John P. Hoeting has been the portfolio manager of the Fifth Third taxable money market funds since February 2000 and the portfolio manager of the FIFTH THIRD SHORT TERM BOND FUND since April 2004. Prior to joining Fifth Third Asset Management, Inc. in February 2000, he spent nearly 3 years as a research analyst and money market portfolio manager with Ft. Washington Investment Advisors and its predecessor, Countrywide Investments. Mr. Hoeting has over 15 years of experience as a research analyst and portfolio manager. Mr. Hoeting earned a BS in Finance from the University of Dayton and earned the Chartered Financial Analyst designation in 1997.

Eric J. Holmes has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Mr. Holmes is the Director of Micro Cap Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in February 2003, Mr. Holmes accumulated over eight years of experience as an equity analyst for Manning & Napier Advisors and Victory Capital Management. Mr. Holmes received his undergraduate degree in Economics from the State University of New York at Geneseo and his MBA in Finance from Rochester Institute of Technology. He earned the Chartered Financial Analyst designation in 1998.

Peter M. Klein has been the portfolio manager of the FIFTH THIRD ALL CAP VALUE FUND since January 2003. Mr. Klein is a Senior Portfolio Manager of Value Strategies for Fifth Third Asset Management, Inc. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. He has over 24 years of experience managing personal, corporate, endowment and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the CFA Society of Cleveland.

Mark Koenig has been the portfolio manager of the FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND, of the FIFTH THIRD EQUITY INDEX FUND since February 2005 and of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2007. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank, where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory, where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.



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Joseph W. Kremer has been the portfolio manager of the FIFTH THIRD SMALL CAP
VALUE FUND since November 2005, and is the Director of Small Cap Value Strategies. Mr. Kremer joined Fifth Third Asset Management in November 2005 as Senior Portfolio Manager of Small Cap Value Strategies. Mr. Kremer previously spent 31 1/42 years with Evergreen Asset Management, a subsidiary of Wachovia Bank, where he was a Regional Investment Manager. Prior to that, he worked for National City for 21 1/42 years, where he was a Senior Investment Officer. He has also worked for M&I Investment Management Corporation, a subsidiary of Marshall & Ilsley Corp. and has run his own investment management firm. Before beginning his investment career, Mr. Kremer was an assistant professor of finance at the University of Notre Dame, where he taught portfolio management and investment theory courses for six years and contributed to academic journals including the Journal of Financial and Quantitative Analysis and Advances in Futures and Options Research. He has a Ph.D. in Business Administration with a major in Finance from the University of South Carolina, where his dissertation topic was the pricing of corporate warrants. His other degrees include an M.B.A. from the University of Wisconsin, a B.S. in Accounting and a B.A. in Economics, both cum laude, from the University of Delaware. Mr. Kremer earned the Charter Financial Analyst designation and is a Certified Financial Planner.


J. Jeffrey Krumpelman has been the portfolio manager of the FIFTH THIRD DIVIDEND GROWTH FUND and of the FIFTH THIRD STRATEGIC INCOME FUND since September 2005 and of the FIFTH THIRD LIFEMODEL FUNDSSM since September 2007. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management, where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First Union National Bank, where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 15 years of investment management experience.

Peter Kwiatkowski has been the portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005 and of the FIFTH THIRD DIVIDEND GROWTH FUND since August 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies Group, where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002.

David R. Luebke has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND and of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. For the four years prior to joining Fifth Third, Mr. Luebke was Vice President and Senior Equity Analyst for Harbor Capital Management and then Fortis Investments, after its acquisition of Harbor, where he was responsible for covering the technology sector for small, mid and large cap stocks. Prior to joining Fortis, Mr. Luebke was Portfolio Manager and Equity Analyst at First American Asset Management and Piper Capital Management. Mr. Luebke graduated with honors (recipient of the Wall Street Journal Achievement Award) from the University of Minnesota with a Bachelor of Science degree in Business Administration. He also has an MBA in Finance from the Carlson School of Management. A Chartered Financial Analyst, Mr. Luebke has 10 years of investment experience.

Michael J. Martin has been portfolio manager of the FIFTH THIRD MUNICIPAL BOND FUND and of the FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND since November 1997, of the FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND since January 1995, and of the FIFTH THIRD OHIO MUNICIPAL BOND FUND since October 2001. Mr. Martin is the Managing Director of Tax Exempt Fixed Income for Fifth Third Asset Management, Inc. and has over 13 years of experience as a portfolio manager with FTAM and its predecessor, Lyon Street Asset Management Company. Mr. Martin earned his Chartered Financial Analyst designation in 1993. He earned his BS in Geological Engineering, with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.



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Mary Jane Matts has been a portfolio manager of the FIFTH THIRD DISCIPLINED
LARGE CAP VALUE FUND since July 2005 and of the FIFTH THIRD ALL CAP VALUE FUND since November 2007. Prior to joining Fifth Third Asset Management, Inc. in July 2005, she spent 10 years in various functions with National City Bank. Most recently, from 2000 to 2005, she was Director of Research for the Wealth Management Group, which includes the Private Client Group and NatCity Investments, a brokerage firm. From 2001-2002, Ms. Matts served as the interim Chief Investment Officer for the Wealth Management Group. In 2003, Ms. Matts assisted in the transition of the management of the Armada value funds, while continuing to function as the Director of Research for the Wealth Management Group. Prior to that, Ms. Matts managed the Value Team on the institutional side. Before joining National City in 1995, Ms. Matts was the Director of Research at Society Asset Management, now known as Victory Capital Management. She has 20 years of investment experience. She earned a B.A. in Economics, cum laude and with honors, from Kenyon College and an M.B.A. from Case Western Reserve University. Ms. Matts earned the Chartered Financial Analyst designation in 1991.

Mirko M. Mikelic has been a portfolio manager of the FIFTH THIRD TOTAL RETURN BOND FUND since April 2005 and of the FIFTH THIRD STRATEGIC INCOME FUND since November 2007. Mr. Mikelic joined Fifth Third Asset Management, Inc. as a Senior Analyst - Fixed Income in June 2003. Prior to joining Fifth Third, Mr. Mikelic was an international equity analyst at ReachCapital Management in Harrison, NY and wrote research reports for CCN LLC. Prior to CCN, Mr. Mikelic spent 3 years at Credit Suisse First Boston/DLJ where he was part of the Liability Management desk. Additionally, he worked in a mortgage sales capacity with many of the largest fixed income managers globally. Previous to DLJ, Mr. Mikelic spent two years with Morgan Stanley as a Fixed Income Associate on the Mortgage Research & Trading desks. Mr. Mikelic received a BA degree in Chemistry/Physics at Kalamazoo College as well as a BSEE from Wayne State University. Mr. Mikelic also completed an MA in International Political Economy/Relations and later an MBA in Analytic Finance and Accounting from the University of Chicago. In between his MA and MBA, Mr. Mikelic was a consultant for Information Resources, designing multidimensional OLAP databases.

Ted Moore has been a portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since August 2006 and of the FIFTH THIRD MICRO CAP VALUE FUND since March 2007. Mr. Moore joined Fifth Third Asset Management, Inc. in August 2006. Mr. Moore has 11 years of investment experience and, prior to joining Fifth Third, he served as an Equity Research Analyst with National City Private Client Group for six years and a small and mid cap stock analyst for both Driehaus Capital Management and Morgan Keegan & Co. Mr. Moore earned a BA in history from Williams College, an M.B.A. in finance from Indiana University, and earned the Chartered Financial Analyst designation in 2000.

Scott Richter has been the portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since September 2007. A Chartered Financial Analyst, Mr. Richter joined Fifth Third Asset Management, Inc.'s Large Cap Value Team in January 2007 from Mellon Financial in Cleveland. He has 11 years of portfolio management and research experience. His previous experience includes Weber, Fulton & Felman and its predecessor, Davidson Partners. Weber, Fulton & Felman was acquired by Mellon in 2002. Mr. Richter earned a B.S. in Mechanical Engineering from the University of Rochester, where he was elected to Phi Beta Kappa, and an M.B.A. from Harvard Business School.

Bill Natcher, PhD has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2007. Prior to joining Fifth Third in 2007, Mr. Natcher established and led the Mortgage Research Department at the National City Corporation. He was responsible for developing proprietary prepayment models for prime and subprime mortgage products. Prior to that he served as Senior Economist for National City where he developed forecasting models for mortgage production, loan charge-offs and core deposits. He has 14 years of investment management and economic experience and spent 6 years in academic research. Mr. Natcher earned a B.A. in Economics from Grove City College, an M.S. in Resource and Applied Economics from the University of Alaska and a Ph.D. in Applied Economics from Penn State University.

Mitchell L. Stapley has been the portfolio manager of the FIFTH THIRD SHORT TERM BOND FUND since November 1996, of the FIFTH THIRD TOTAL RETURN BOND FUND since March 1995, of the FIFTH THIRD HIGH YIELD BOND FUND since November 2005, of the portfolio manager of the FIFTH THIRD LIFEMODEL FUNDSSM since August 2006 and of the FIFTH THIRD STRATEGIC INCOME FUND since November 2007. Mr. Stapley, Chief Fixed Income Officer for Fifth Third Asset Management, Inc., is responsible for all fixed income management and trading. Mr. Stapley has been with Fifth Third since December 1988 and has over 23 years of portfolio management experience. Prior to joining Fifth Third, Mr. Stapley was Manager of Short Term Investments/Foreign Exchange Exposure at Navistar International Corporation in Chicago, where he was responsible for both investment strategy and implementation and foreign exchange hedging and trading. Prior to joining Navistar, Mr. Stapley served as a Portfolio Manager for William Wrigley Jr. Company in Chicago. He earned the Chartered Financial Analyst designation in 1994 and received his BS degree in Economics and Political Science, with honors, from Albion College in 1981. Mr. Stapley is a member of the Detroit Bond Club.



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Jason Schwartz has been the portfolio manager of the FIFTH THIRD SHORT TERM BOND
FUND and of the FIFTH THIRD TOTAL RETURN BOND FUND since November 2007. A Chartered Financial Analyst, Mr. Schwartz joined Fifth Third Asset Management, Inc. in 2002 and has 5 years of investment experience. He is a member of the Cincinnati Society of Financial Analysts. Mr. Schwartz earned a B.S. in Finance from the University of Kentucky.

Zhiqiang Sun, PhD, has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2007. Mr. Sun has more than 7 years of statistical analysis, banking and investment experience. He specializes in statistical analysis, optimization, risk management and asset pricing. Prior to joining Fifth Third, he worked as a senior risk analyst in the National City risk management department where his responsibilities included analyzing the bank's balance sheet exposure to market and credit risk. For the National City Investment Company, Zhiqiang worked as a senior portfolio analyst. In this capacity, he developed models for investment style selection and optimization. Also at National City, he served as a senior business analyst in the consumer and small business division in which he helped to create forecasting and valuation models, in addition to conducting price sensitivity and optimization analysis. Mr. Sun has a PhD in operations research (finance concentration) from Case Western Reserve University. He also holds an MS in applied mathematics from East China University of Science and Technology, and a BS in statistics from Fudan University.

Jill A. Thompson has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005, and of the FIFTH THIRD MID CAP GROWTH FUND since August 2006. Ms. Thompson joined Fifth Third Asset Management in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third, Ms. Thompson served as co-portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as co-portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Ms. Thompson graduated from St. Cloud State University with a Bachelor of Science in Finance. Ms. Thompson has 18 years of investment experience.

Michael P. Wayton has been a portfolio manager of the FIFTH THIRD EQUITY INDEX FUND, of the FIFTH THIRD STRUCTURED LARGE CAP PLUS Fund since February 2005 and of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2007. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in December 2004, he spent 41 1/42 years as a quantitative analyst for the National City Investment Management Company where he was responsible for the management of the firm's passive assets and the development of quantitative equity models. Prior to that he spent 11 1/42 years in National City's personal trust department. Mr. Wayton earned the Chartered Financial Analyst designation in 2005. Mr. Wayton earned a BSBA in finance from The Ohio State University.

E. Keith Wirtz has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003, and of the FIFTH THIRD LIFEMODEL FUNDS(SM) since August 2006. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

David L. Withrow has been the portfolio manager of the FIFTH THIRD SHORT TERM BOND FUND since May 2002 and of the FIFTH THIRD TOTAL RETURN BOND FUND and the FIFTH THIRD STRATEGIC INCOME FUND as of November 2007. He joined Fifth Third Bank's Investment Advisors Division in 1999 as a senior fixed income portfolio manager for actively managed institutional accounts. Prior to joining Fifth Third, he spent over 10 years as a fixed income portfolio manager with Prime Capital Management. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr. Withrow earned his Chartered Financial Analyst designation in 1993.

Patricia Younker has been a portfolio manager of the Fifth Third municipal money market funds since October 2001, of the FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND, the FIFTH THIRD MUNICIPAL BOND FUND, the FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND and the FIFTH THIRD OHIO MUNICIPAL BOND FUND since November 2006. Ms. Younker has been a Senior Portfolio Manager for Fifth Third Asset Management, Inc. Ms. Younker has 21 years of experience within the investment department of FTAM and its predecessor, Lyon Street Asset Management Company. Ms. Younker graduated from Davenport University with a B.S. in Business Administration.



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FORT WASHINGTON INVESTMENT ADVISORS, INC.

J. Kevin Seagraves is a Chartered Financial Analyst and has served as portfolio manager of the FIFTH THIRD HIGH YIELD BOND FUND since its inception in November, 2005. Mr. Seagraves has served as a Senior Credit Analyst for Fixed Income and Credit Research at Fort Washington since 2003. From 1998-2003, Mr. Seagraves was a Senior Analyst at Summit Investment Partners. From 1996-1998, Mr. Seagraves was a Credit Team Leader and Credit Analyst at National City Bank. Mr. Seagraves earned a BS in Finance from Miami University.

Brendan M. White is a Chartered Financial Analyst and has served as portfolio manager of the FIFTH THIRD HIGH YIELD BOND FUND since its inception in November, 2005. Mr. White is currently a Managing Director and Senior Portfolio Manager of Fort Washington and was previously a Vice President and Senior Portfolio Manager of Fort Washington. He has worked for Fort Washington since 1993 and has over 15 years of fixed-income management experience. Mr. White holds an MBA from Xavier University and a BS in Finance from The Ohio State University.


The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.



100

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING MONEY MARKET FUND SHARES


The Funds' net asset value ("NAV") is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon and 2 p.m. The Fifth Third Prime Money Market Fund and Fifth Third Michigan Municipal Money Market Fund each calculates its NAV at 4 p.m. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.


PRICING STOCK AND BOND FUND SHARES


The price of Fund shares is based on the Fund's NAV, which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Funds is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing.

There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. Each Stock Fund's and Bond Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. On any day that the stock or principal bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.


Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES


Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Funds' Distributor. The Trust has authorized one or more brokers to receive on its behalf purchase or redemption orders. These brokers are authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.


The purchase or sale of Fund shares through financial intermediaries may be subject to transaction fees or other different or additional fees than those otherwise disclosed in this Prospectus.


                                                                             101


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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------


You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All purchase orders for the Stock Funds, for the Asset Allocation Funds, or for the Bond Funds must be received by the Funds, transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV. All purchase orders for the Money Market Funds must be received by the Funds' transfer agent on the following schedule (Eastern Time) in order to receive that day's NAV (and in the case of the Fifth Third Municipal Money Market Fund, the NAV calculated at 2 p.m.) and dividends: Fifth Third Michigan Municipal Money Market Fund -- 12 noon; Fifth Third Municipal Money Market Fund -- 2 p.m.; and Fifth Third Prime Money Market Fund -- 4 p.m. Purchase orders received after those times will be processed on the following business day.

You may purchase Class A and Class C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares ("Dealers"). In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details.


SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:


     o    minimum initial or subsequent investment requirements

     o    exchange policies

     o    cutoff time for investments

     o    redemption fees


102

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS


The minimum initial investment in Class A shares or Class C shares of the Funds offered by this Prospectus is $1,000. The minimum initial investment through an individual retirement account is $500.

Subsequent investments must be in amounts of at least $50. The maximum investment for total purchases of Class C shares by a shareholder is $999,999. These limitations on purchases of Class C shares do not apply to retirement plans or omnibus accounts.


The investment limitations described above are for your benefit. They are cumulative and therefore multiple transactions that in total exceed these stated limitations must be disclosed to your investment representative to allow an accurate calculation. It is your responsibility to disclose all your transactions and holdings in the Funds to your investment representative.


All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial or subsequent investment.

For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

SYSTEMATIC INVESTMENT PROGRAM

You may make monthly systematic investments in Class A or Class C shares of the Funds from your bank account. There is no minimum amount required for initial amounts invested into the Funds. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Funds are open for business, the purchase will be made on the following day the Funds are open for business.


AVOID WITHHOLDING TAX


Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number (your social security number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.


CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     o    Name;

     o    Date of birth (for individuals);

     o Residential or business street address (although post office boxes are still permitted for mailing); and

     o Social security number, taxpayer identification number, or other identifying number.


You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action



                                                                             103
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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------


You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent.

Orders to sell shares of the stock, bond, and asset allocation Funds must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day.

Orders to sell shares of the money market funds received by the Fifth Third Funds' transfer agent according to the following schedule will be processed that day and will not be entitled to that day's dividend: Fifth Third Municipal Money Market Fund and Fifth Third Michigan Municipal Money Market Fund -- 12 noon; and Fifth Third Prime Money Market Fund -- 4 p.m. Orders to sell shares of the Funds received by the Fifth Third Funds' transfer agent after these times will be processed on the following business day and will be entitled to dividends until the processing date.


The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

In certain circumstances, shares may be sold only by written request, accompanied by a signature guarantee.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

     o    The address on file has been changed in the last 10 business days;

     o    The check is not being mailed to the address on your account;

     o    The check is not being made payable to the owner of the account; or

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

You may obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the Securities Transfer Agents Medallion Program (STAMP), New York Stock Exchange Medallion Signature Program (MSP), or Stock Exchanges Medallion Program (SEMP). Members of the STAMP, MSP, and SEMP are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

SYSTEMATIC WITHDRAWAL PLAN

You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Funds are open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.


104

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--------------------------------------------------------------------------------

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT--SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

UNDELIVERABLE OR UNCASHED CHECKS

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.


INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

NOTES ON EXCHANGES


You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.


In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.+

Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.


+ Fifth Third has agreed to waive the sales load for former Kent Fund shareholders and for shareholders prior to August 1, 2005.


AUTOMATIC EXCHANGE PROGRAM--PRIME MONEY MARKET FUND'S CLASS B SHARES ONLY


You can use the Funds' Automatic Exchange feature to purchase Class B shares of the Funds at regular intervals through regular, automatic redemptions from your Fifth Third Fund account. Shareholders who invested directly in Class B shares of the Fund, as opposed to Shareholders obtaining Class B shares of the Fund upon exchange of Class B shares

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

of any of the other Funds will be requested to participate in the Automatic Exchange Program and to set the time and amount of their regular, automatic withdrawal in such a way that all of the Class B shares have been withdrawn from the Fund within two years of purchase. To participate in the Automatic Exchange Program invest a minimum of $10,000 in the Fund and $1,000 in the Fund whose shares you are buying. To add the Automatic Exchange Program to your account or to change or terminate the Automatic Exchange instructions on an existing account, contact Fifth Third Securities, Inc. or your financial institution.


DISTRIBUTION ARRANGEMENTS/SALES CHARGES FOR STOCK, BOND AND MONEY MARKET FUNDS
--------------------------------------------------------------------------------


Class A shares, Class B shares* and Class C shares, and Advisor shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you. When purchasing shares, you must specify which class of shares you wish to purchase.


                                           CLASS A                       CLASS B*                      CLASS C
--------------------------------------------------------------------------------------------------------------------------
CHARGE (LOAD)                       Front-end sales charge       No front-end sales charge.    No front-end sales charge.
                                    (not applicable to money     A contingent deferred         A contingent deferred
                                    market funds); reduced       sales charge (CDSC) will      sales charge (CDSC) will
                                    sales charges available.     be imposed on shares          be imposed on shares
                                                                 redeemed within 6 years       redeemed within 12
                                                                 after purchase.               months after purchase.

--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE                Subject to annual            Subject to annual             Subject to annual
   (12b-1) FEE                      distribution and             distribution and              distribution and
                                    shareholder servicing        shareholder servicing fees    shareholder servicing fees
                                    fees of up to 0.25%          of up to 1.00% of the         of up to 0.75% of the
                                    of the Fund's assets.        Fund's assets.                Fund's assets. (Also
                                                                                               subject to a non-12b-1
                                                                                               fee for shareholder
                                                                                               servicing of up to 0.25%
                                                                                               of the Fund's assets.)

--------------------------------------------------------------------------------------------------------------------------
FUND EXPENSES                       Lower annual expenses        Higher annual expenses        Higher annual expenses
                                    than Class B, C              than Class A shares.          than Class A shares.
                                    and Advisor shares.

--------------------------------------------------------------------------------------------------------------------------
CONVERSION                          None                         Converts to Class A           None
                                                                 shares after 8 years.

--------------------------------------------------------------------------------------------------------------------------
MAXIMUM PURCHASE                    None                         $99,999                       $999,999
  AMOUNT
--------------------------------------------------------------------------------------------------------------------------



* Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of other Fifth Third Funds.

106

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Fifth Third Funds (the "Trust") offers shares of certain classes of the following Funds:


FUND                                          CLASS A     CLASS B*      CLASS C
--------------------------------------------------------------------------------
Small Cap Growth Fund                            X            X            X
--------------------------------------------------------------------------------
Mid Cap Growth Fund                              X            X            X
--------------------------------------------------------------------------------
Quality Growth Fund                              X            X            X
--------------------------------------------------------------------------------
Dividend Growth Fund                             X            X            X
--------------------------------------------------------------------------------
Micro Cap Value Fund                             X            X            X
--------------------------------------------------------------------------------
Small Cap Value Fund                             X            X            X
--------------------------------------------------------------------------------
All Cap Value Fund                               X            X            X
--------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                 X            X            X
--------------------------------------------------------------------------------
Structured Large Cap Plus Fund                   X            X            X
--------------------------------------------------------------------------------
Equity Index Fund                                X            X            X
--------------------------------------------------------------------------------
International Equity Fund                        X            X            X
--------------------------------------------------------------------------------
Strategic Income Fund                            X            X            X
--------------------------------------------------------------------------------
LifeModel Aggressive Fund SM                     X            X            X
--------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM          X            X            X
--------------------------------------------------------------------------------
LifeModel Moderate Fund SM                       X            X            X
--------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM        X            X            X
--------------------------------------------------------------------------------
LifeModel Conservative Fund SM                   X            X            X
--------------------------------------------------------------------------------
High Yield Bond Fund                             X            X            X
--------------------------------------------------------------------------------
Total Return Bond Fund                           X            X            X
--------------------------------------------------------------------------------
Short Term Bond Fund                             X                         X
--------------------------------------------------------------------------------
Municipal Bond Fund                              X            X            X
--------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                 X            *            X
--------------------------------------------------------------------------------
Ohio Municipal Bond Fund                         X            X            X
--------------------------------------------------------------------------------
Michigan Municipal Bond Fund                     X            X            X
--------------------------------------------------------------------------------
Prime Money Market Fund                          X            X            X
--------------------------------------------------------------------------------
Michigan Municipal Money Market Fund             X
--------------------------------------------------------------------------------
Municipal Money Market Fund                      X
--------------------------------------------------------------------------------

* Class B shares are closed for purchases to all investors with no exceptions. Shareholders of Class B shares of any Fifth Third Fund are not permitted to exchange such shares for Class B shares of the Fifth Third Intermediate Municipal Bond Fund.


                                                                             107

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--------------------------------------------------------------------------------

CALCULATION OF SALES CHARGES
CLASS A SHARES

Class A shares are sold at their public offering price. This price includes the initial sales charge (except the Money Market Funds, which do not impose a sales charge). Therefore, part of the money you send to the Funds will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:


                                              EQUITY FUNDS                       SELECTED BOND FUNDS(3)
-----------------------------------------------------------------------------------------------------------------
                                SALES CHARGE                            SALES CHARGE
                                    AS A        CHARGE                      AS A          CHARGE
                                    % OF        AS A %                      % OF          AS A %
                                  OFFERING     OF YOUR      DEALER        OFFERING       OF YOUR       DEALER
                                    PRICE     INVESTMENT   REALLOWANCE     PRICE        INVESTMENT   REALLOWANCE
-----------------------------------------------------------------------------------------------------------------
LESS THAN $50,000                   5.00%       5.26%         4.50%        3.50%          3.63%         3.00%
-----------------------------------------------------------------------------------------------------------------
$50,000 BUT LESS THAN $100,000      4.50%       4.71%         4.00%        3.00%          3.09%         2.60%
-----------------------------------------------------------------------------------------------------------------
$100,000 BUT LESS THAN
  $250,000                          3.50%       3.63%         3.00%        2.50%          2.56%         2.10%
-----------------------------------------------------------------------------------------------------------------
$250,000 BUT LESS THAN
  $500,000                          2.50%       2.56%         2.10%        2.00%          2.04%         1.70%
-----------------------------------------------------------------------------------------------------------------
$500,000 BUT LESS THAN
  $1,000,000                        2.00%       2.04%         1.70%        1.50%          1.52%         1.25%
-----------------------------------------------------------------------------------------------------------------
$1,000,000 OR MORE(1)               0.00%       0.00%           --(2)      0.00%          0.00%           --(2)
-----------------------------------------------------------------------------------------------------------------

                                           OTHER BOND FUNDS
------------------------------------------------------------------------
                                SALES CHARGE
                                    AS A         CHARGE
                                    % OF         AS A %
                                  OFFERING      OF YOUR       DEALER
                                   PRICE       INVESTMENT   REALLOWANCE
------------------------------------------------------------------------
LESS THAN $50,000                  4.75%          4.99%       4.25%
------------------------------------------------------------------------
$50,000 BUT LESS THAN $100,000     4.50%          4.71%       3.75%
------------------------------------------------------------------------
$100,000 BUT LESS THAN
  $250,000                         3.50%          3.63%       3.00%
------------------------------------------------------------------------
$250,000 BUT LESS THAN
  $500,000                         2.50%          2.56%       2.10%
------------------------------------------------------------------------
$500,000 BUT LESS THAN
  $1,000,000                       2.00%          2.04%       1.70%
------------------------------------------------------------------------
$1,000,000 OR MORE(1)              0.00%          0.00%         --(2)
------------------------------------------------------------------------


__________________
(1) If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

(2) With respect to dealer reallowance amounts applicable to purchases of $1,000,000 or more, such amounts differ for certain funds as detailed in the statement of additional information under the section entitled, "Payments to Dealers." Please refer to the statement of additional information for the specific details.

(3) "Selected Bond Funds" include the Short Term Bond Fund and Intermediate Municipal Bond Fund.

108

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

CLASS B SHARES


Effective May 11, 2007, Class B shares are closed to all new investments. Holders of Class B shares who sell their Class B shares before the end of the sixth year after purchase will pay a contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).


Class B shares are subject to the following CDSC schedule:

                                           % OF NAV (AT TIME OF PURCHASE OR SALE
   YEAR OF REDEMPTION AFTER PURCHASE         IF LOWER) DEDUCTED FROM PROCEEDS
--------------------------------------------------------------------------------
DURING THE FIRST YEAR                                      5%
--------------------------------------------------------------------------------
DURING THE SECOND YEAR                                     4%
--------------------------------------------------------------------------------
DURING THE THIRD OR FOURTH YEARS                           3%
--------------------------------------------------------------------------------
DURING THE FIFTH YEAR                                      2%
--------------------------------------------------------------------------------
DURING THE SIXTH YEAR                                      1%
--------------------------------------------------------------------------------
DURING THE SEVENTH OR EIGHTH YEARS                         0%
--------------------------------------------------------------------------------

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Funds is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).


SALES CHARGE REDUCTIONS - CLASS A SHARES

The Funds offer reduced sales charges on Class A shares under certain circumstances, as defined below. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the greater of the current market value or amount purchased of any shares of any Fifth Third Fund (Market Funds) held in your account or accounts listed under "Combination Privilege" below.


--------------------------------------------------------------------------------
AS AN INVESTOR, IT IS YOUR RESPONSIBILITY TO DISCLOSE TO YOUR INVESTMENT REPRESENTATIVE ALL OF YOUR MUTUAL FUND HOLDINGS TO ENSURE THAT YOU RECEIVE ALL SALES CHARGE REDUCTIONS TO WHICH YOU ARE ENTITLED.
--------------------------------------------------------------------------------


      o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your Letter of Intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.

      o RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, any additional investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts: (i) individual or joint accounts; (ii) retirement accounts (IRA's, 401(k)'s, etc.); or (iii) other accounts owned by the same shareholder (determined by tax ID) or other shareholders eligible under the Combination Privilege defined below. Shareholders may include existing Class A, Class B and Class C shares (with the exception of Money Market Funds held in each class) in the rights of accumulation values to lower their sales charge on purchasing Class A shares.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

      o COMBINATION PRIVILEGE. Combine accounts of multiple funds (excluding Class A shares of the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.


In order to obtain a sales charge reduction you must provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. It may be necessary to provide information or records regarding shares of the Funds held in: (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).

Information regarding the Funds' sales charge reduction program can also be obtained free of charge on the Funds' web-site: www.53.com.

SALES CHARGE WAIVERS
CLASS A SHARES

The following transactions qualify for waivers of sales charges that apply to Class A shares:

      o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Advisor or its affiliates or invested in any Fifth Third Fund.

      o Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

      o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Advisor and its affiliates, and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

      o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs, non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

      o     Shares purchased by former Kent Fund Investment Class shareholders.


CLASS B SHARES


The CDSC will be waived under certain circumstances, including the following:

      o Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70 1/2.

      o Redemptions from accounts following the death or disability of the shareholder.

      o Investors who purchased through a participant directed defined benefit plan.

      o     Returns of excess contributions to certain retirement plans.

      o Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

      o Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

      o Shares issued for sweep accounts when a sales commission was not paid at the time of purchase. In this case, the maximum purchase amount is waived also.

CLASS C SHARES

The CDSC will be waived for shares purchased as part of an agreement whereby an organization agrees to waive their customary sales commission.


ADDITIONAL INFORMATION ABOUT SALES CHARGES

Current information regarding each Fund's sales charges and breakpoint discounts is available by hyperlink on the Funds' Web site at www.fifththirdfunds.com.


110

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--------------------------------------------------------------------------------


REINSTATEMENT PRIVILEGE


If you have sold Class A shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

DISTRIBUTION/SERVICE (12b-1) FEES FOR ALL FUNDS

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. In particular, for Class B and Class C shares, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.


The 12b-1 fees vary by share class as follows:

      o Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the applicable Fund, which the Distributor may use for shareholder servicing and distribution.

      o Class B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

      o Class C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the applicable Fund, which the Distributor may use for distribution. The higher 12b-1 fee on Class C shares, together with the CDSC help to defray the Distributor's costs of advancing brokerage commissions to investment representatives, allowing for these shares to be sold without an "upfront" sales charge.


Please note that Class C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the applicable Fund.


Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.


While Class B and Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time Class B and Class C shareholders could end up paying more for these shares than if such shareholders would have purchased Class A shares and paid a front-end sales charge.


--------------------------------------------------------------------------------
YOUR FINANCIAL INTERMEDIARY MAY NOT SELL SHARES IN ALL CLASSES OF THE FUNDS OR MAY SELL CLASSES THAT ARE MORE EXPENSIVE TO YOU AS COMPENSATION OR REIMBURSEMENT FOR DIFFERING LEVELS OF SERVICING OR EXPENSES ASSOCIATED WITH YOUR ACCOUNT. THE FUNDS CANNOT BE RESPONSIBLE FOR ENSURING THAT YOUR FINANCIAL INTERMEDIARY IS PLACING YOU IN THE MOST APPROPRIATE CLASS OF SHARES AS WE ARE NOT PRIVY TO DETAILS OF YOUR ACCOUNT AND ARE UNABLE TO MAKE A DETERMINATION AS TO WHICH CLASS IS MOST SUITABLE. YOU SHOULD DISCUSS ALL COMPENSATION WITH YOUR FINANCIAL INTERMEDIARY AND BE AWARE OF HOW YOUR ACCOUNT MIGHT BE AFFECTED.
--------------------------------------------------------------------------------

CONVERSION TO CLASS A SHARES

Class B shares convert automatically to Class A shares 8 years after purchase. After conversion, the 12b-1 fees applicable to your shares are reduced from 1.00% to 0.25% of the average daily net assets.

DEALER COMPENSATION AND INCENTIVES


The Distributor pays Dealers selling Class A shares a one-time concession at the time of sale ("Concession") equal to the "Dealer Reallowance" set forth in the sales load schedule under "Calculation of Sales Charges - Class A Shares." Additionally, Dealers receive monthly ongoing compensation of up to 0.25% and 0.50% per year, respectively, of the net asset value of the Class A shares owned by their customers as compensation for servicing such shareholders' accounts. The Distributor may pay Dealers a finders fee on purchases of Class A shares exceeding $1,000,000, as described in the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The Distributor pays Dealers selling Class C shares a Concession equal to 1% of the purchase amount. Additionally, during the first 18 months following each sale, Dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of such Class C shares for servicing such shareholders' accounts. Thereafter, dealers receive quarterly ongoing compensation of 1.00% per year of such Class C shares (0.25% per year for servicing the shareholder accounts, and 0.75% per year as additional reallowance or concession).


With respect to Class A, Class B and Class C shares, no Concession is paid on shares issued in connection with reinvestments of dividends and capital gains distributions.


In addition, the Advisor or its affiliates, in their sole discretion and out of their own assets, may pay additional amounts to Dealers in connection with the marketing and sale of Fund shares.

The Advisor is not permitted to consider sales of shares of the Funds (or other Fifth Third Funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------


All dividends and capital gains distributed to you will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B or Class C shares because Class A shares have lower operating expenses than Class B or Class C shares.


Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are DECLARED DAILY AND PAID MONTHLY by the following Funds:
Fifth Third Strategic Income Fund, Fifth Third Prime Money Market Fund, Fifth Third Michigan Municipal Money Market Fund, and Fifth Third Municipal Money Market Fund.


Dividends, if any, are DECLARED AND PAID MONTHLY by the following Funds: Fifth Third High Yield Bond Fund, Fifth Third Total Return Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund, and Fifth Third Michigan Municipal Bond Fund.


Dividends, if any, are DECLARED AND PAID QUARTERLY by the following Funds: Fifth Third Mid Cap Growth Fund, Fifth Third Quality Growth Fund, Fifth Third Structured Large Cap Plus Fund, Fifth Third Equity Index Fund, Fifth Third Micro Cap Value Fund, Fifth Third All Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third LifeModel Aggressive Fund SM , Fifth Third LifeModel Moderately Aggressive Fund SM , Fifth Third LifeModel Moderate Fund SM , Fifth Third LifeModel Moderately Conservative Fund SM , Fifth Third LifeModel Conservative Fund SM and Fifth Third Dividend Growth Fund.

Dividends, if any, are DECLARED AND PAID ANNUALLY by the following Funds: Fifth Third Small Cap Growth Fund, Fifth Third Small Cap Value Fund and Fifth Third International Equity Fund.

Capital gains, if any, are distributed at least annually.


As discussed in detail in the SAI, if a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividends paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

EXPENSES
--------------------------------------------------------------------------------

The expenses for investing in funds of funds, like the LifeModel Funds SM , are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a fund of funds indirectly pay a portion of the fees and expenses charged at the underlying fund level. To lessen the impact of expenses incurred at the underlying fund level, the LifeModel Funds SM invest in Institutional shares of the underlying funds, which are not subject to any sales charge or distribution/service (12b-1) fees.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS


A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder. However, because the money market funds seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange or redemption of shares in a money market fund will result in a taxable gain or loss.


TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its investment income (including tax-exempt interest income, if any) and net realized capital gains, if any, to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gain distributions, received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning before January 1, 2011. It is unlikely that the money market funds will distribute long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. The money market funds and fixed income funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.

An Asset Allocation Fund will not be able to offset gains realized by one Fund in which it invests against losses realized by another Fund in which it invests until it disposes of shares of the Fund that realized such losses. The use of a fund of funds structure could therefore affect the amount, timing and character of distributions to shareholders and increase the amount of taxes payable by shareholders. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the SAI for further details.


FOREIGN INVESTMENTS


If a Fund invests in foreign securities, please note that investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source which may decrease the yield of such investments. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Fifth Third International Equity Fund intends to qualify so as to be eligible to elect to "pass through" to its shareholders foreign income taxes that it pays. If Fifth Third International Equity Fund makes that election, a shareholder must include its share of those taxes in gross income as a distribution from the Fund and will be allowed to claim a credit (or a deduction, if that shareholder itemizes deductions) for such amounts on its U.S. federal income tax return, subject to certain limitations. In general, shareholders in other Funds investing in foreign securities will not be entitled to claim a credit or deduction for foreign taxes on their U.S. federal income tax returns. There are some exceptions, however. Shareholders should consult their tax advisors for more information with respect to their individual circumstances.

In addition, foreign investment may prompt a Fund to distribute ordinary income more frequently or in greater amounts than purely domestic funds, which could increase a shareholder's tax liability.


ADDITIONAL TAX INFORMATION FOR FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND, FIFTH THIRD OHIO MUNICIPAL BOND FUND, FIFTH THIRD MUNICIPAL BOND FUND, FIFTH THIRD INTERMEDIATE MUNICIPAL BOND, FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND, AND FIFTH THIRD MUNICIPAL MONEY MARKET FUND ("MUNICIPAL SECURITIES FUNDS").

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is exempt from federal income tax, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from a shareholder's gross income for federal income tax purposes but may be subject to federal alternative minimum tax and state and local taxes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.


If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of a shareholder's Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by the shareholder. Shareholders who receive Social Security or Railroad Retirement benefits should consult their tax advisors to determine what effect, if any, an investment in the Funds may have on the federal taxation of their benefits.


Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent a Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Distributions, if any, derived from net capital gain will generally be taxable to shareholders as long-term capital gains. The "Municipal Securities Funds" may pay such capital gain distributions from time to time. Dividends, if any, derived from taxable interest income and any distributions of short-term capital gains will be taxable to shareholders as ordinary income.


The Municipal Securities Funds may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.


STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such state or local income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


Dividends from Fifth Third Ohio Municipal Bond Fund representing interest on obligations held by that Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision, agency or instrumentality of Ohio or its political subdivisions ("Ohio Obligations") are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such dividends from the Fund from the net income base of the Ohio corporation franchise tax.


Distributions with respect to shares of the Fifth Third Ohio Municipal Bond Fund properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, the Ohio commercial activity tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.


Although the Fund distributions described above attributable to interest on, and any profit from the sale, exchange or other disposition of, Ohio Obligations are excludable from the net income base of the Ohio corporation franchise tax, the value of all Fund shares may be included in the net worth base of the Ohio corporation franchise tax.

This discussion of Ohio taxes assumes that the Fifth Third Ohio Municipal Bond Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Because the Fifth Third Michigan Municipal Money Market Fund and the Michigan Municipal Bond Fund intend to invest substantially all of their assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.


The Supreme Court has heard an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. A Kentucky state court held that a Kentucky law violates the U.S. Constitution by treating, for Kentucky state tax purposes, the interest income of in-state municipal bonds differently from the income on out-of-state municipal bonds. If the Supreme Court and affirms this holding, each state likely will revisit the way in which it treats the interest on municipal bonds, and this has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. The Supreme Court likely held oral arguments on this case in November 2007 and issue a decision sometime thereafter. You should consult your tax advisor to discuss the possible tax consequences of this case on your investment in the Fund.


This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties that are of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                     CHANGE IN NET ASSETS                    LESS DIVIDENDS AND
                                                   RESULTING FROM OPERATIONS                 DISTRIBUTIONS FROM
                                                 -----------------------------              --------------------
                                                                 NET REALIZED
                                                                     AND
                                                                  UNREALIZED    CHANGE IN
                                      NET ASSET                 GAINS/(LOSSES)  NET ASSETS
                                       VALUE,         NET            FROM       RESULTING      NET        NET
                                      BEGINNING   INVESTMENT      INVESTMENT       FROM     INVESTMENT  REALIZED
                                      OF PERIOD  INCOME/(LOSS)   TRANSACTIONS   OPERATIONS    INCOME     GAINS
----------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/03                     $13.52       (0.06)            2.19          2.13         --         --
Year ended 7/31/04                     $15.65       (0.17)(!)         1.43          1.26         --      (1.73)
Year ended 7/31/05                     $15.18       (0.14)(!)         3.00          2.86         --      (2.87)
Year ended 7/31/06                     $15.17       (0.14)(!)         0.49          0.35         --      (1.87)
Year ended 7/31/07                     $13.65       (0.11)(!)         2.54          2.43         --      (3.24)
----------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS B SHARES
Year ended 7/31/03                     $13.59       (0.14)            2.16          2.02         --         --
Year ended 7/31/04                     $15.61       (0.29)(!)         1.43          1.14         --      (1.73)
Year ended 7/31/05                     $15.02       (0.24)(!)         2.94          2.70         --      (2.87)
Year ended 7/31/06                     $14.85       (0.25)(!)         0.48          0.23         --      (1.87)
Year ended 7/31/07                     $13.21       (0.20)(!)         2.44          2.24         --      (3.24)
----------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/03                     $13.59       (0.14)            2.17          2.03         --         --
Year ended 7/31/04                     $15.62       (0.29)(!)         1.43          1.14         --      (1.73)
Year ended 7/31/05                     $15.03       (0.24)(!)         2.94          2.70         --      (2.87)
Year ended 7/31/06                     $14.86       (0.25)(!)         0.49          0.24         --      (1.87)
Year ended 7/31/07                     $13.23       (0.20)(!)         2.44          2.24         --      (3.24)
----------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/03                     $10.11       (0.09)(!)         1.80          1.71         --         --
Year ended 7/31/04                     $11.82       (0.12)            1.02          0.90         --         --
Year ended 7/31/05                     $12.72       (0.05)            3.02          2.97         --         --
Year ended 7/31/06                     $15.69       (0.08)(!)         0.76          0.68      (0.01)     (0.19)
Year ended 7/31/07                     $16.17       (0.11)(!)(@)      2.64          2.53         --      (3.50)
----------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS B SHARES
Year ended 7/31/03                     $ 9.98       (0.17)(!)         1.78          1.61         --         --
Year ended 7/31/04                     $11.59       (0.21)            1.00          0.79         --         --
Year ended 7/31/05                     $12.38       (0.15)            2.93          2.78         --         --
Year ended 7/31/06                     $15.16       (0.20)(!)         0.73          0.53         --      (0.19)
Year ended 7/31/07                     $15.50       (0.21)(!)(@)      2.52          2.31         --      (3.50)
----------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/03                     $ 9.63       (0.16)(!)         1.70          1.54         --         --
Year ended 7/31/04                     $11.17       (0.21)            0.98          0.77         --         --
Year ended 7/31/05                     $11.94       (0.16)            2.83          2.67         --         --
Year ended 7/31/06                     $14.61       (0.19)(!)         0.71          0.52         --      (0.19)
Year ended 7/31/07                     $14.94       (0.20)(!)(@)      2.41          2.21         --      (3.50)
----------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/03                     $12.77       (0.02)            1.29          1.27         --         --
Year ended 7/31/04                     $14.04       (0.08)            0.42          0.34         --         --
Year ended 7/31/05                     $14.38       (0.02)            1.72          1.70      (0.03)        --
Year ended 7/31/06                     $16.05       (0.07)(!)        (0.62)        (0.69)        --         --
Year ended 7/31/07                     $15.36        0.06(!)(@)       3.01          3.07      (0.06)     (0.25)
----------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS B SHARES
Year ended 7/31/03                     $12.60       (0.12)            1.27          1.15         --         --
Year ended 7/31/04                     $13.75       (0.19)            0.43          0.24         --         --
Year ended 7/31/05                     $13.99       (0.14)            1.67          1.53         --^        --
Year ended 7/31/06                     $15.52       (0.18)(!)        (0.60)        (0.78)        --         --
Year ended 7/31/07                     $14.74       (0.06)(!)(@)      2.88          2.82      (0.01)     (0.25)
----------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/03                     $12.28       (0.11)            1.23          1.12         --         --
Year ended 7/31/04                     $13.40       (0.20)            0.43          0.23         --         --
Year ended 7/31/05                     $13.63       (0.15)            1.64          1.49         --(^)      --
Year ended 7/31/06                     $15.12       (0.18)(!)        (0.58)        (0.76)        --         --
Year ended 7/31/07                     $14.36       (0.06)(!)(@)      2.81          2.75      (0.01)     (0.25)
----------------------------------------------------------------------------------------------------------------


                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                         ----------------------------------------------------------

                                                                                  RATIOS OF   RATIOS OF
                                                       NET      TOTAL      NET    EXPENSES     EXPENSES  RATIOS OF NET
                                          TOTAL       ASSET    RETURN    ASSETS,     TO           TO      INVESTMENT
                                        DIVIDENDS    VALUE,   (EXCLUDES   END OF   AVERAGE     AVERAGE   INCOME/(LOSS)   PORTFOLIO
                                           AND       END OF     SALES     PERIOD     NET         NET      TO AVERAGE     TURNOVER
                                      DISTRIBUTIONS  PERIOD    CHARGE)   (000's)  ASSETS (a)  ASSETS (b)  NET ASSETS     RATE (e)
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/03                          --       $15.65    15.75%    $ 16,471    1.23%       1.19%      (0.42%)          63%
Year ended 7/31/04                       (1.73)      $15.18     7.16%    $ 25,921    1.25%       1.25%      (0.99%)          95%
Year ended 7/31/05                       (2.87)      $15.17    20.45%    $ 22,714    1.26%       1.26%      (0.93%)          65%
Year ended 7/31/06                       (1.87)      $13.65     2.50%    $ 17,783    1.28%       1.27%      (0.99%)          67%
Year ended 7/31/07                       (3.24)      $12.84    20.11%    $ 16,036    1.30%       1.26%      (0.84%)          90%
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS B SHARES
Year ended 7/31/03                          --       $15.61    14.86%    $  1,407    1.98%       1.94%      (1.17%)          63%
Year ended 7/31/04                       (1.73)      $15.02     6.30%    $  1,784    2.00%       2.00%      (1.74%)          95%
Year ended 7/31/05                       (2.87)      $14.85    19.51%    $  1,805    2.01%       2.01%      (1.68%)          65%
Year ended 7/31/06                       (1.87)      $13.21     1.69%    $  1,414    2.03%       2.02%      (1.74%)          67%
Year ended 7/31/07                       (3.24)      $12.21    19.31%    $  1,318    2.06%       2.01%      (1.59%)          90%
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/03                          --       $15.62    14.94%    $    436    1.98%       1.93%      (1.16%)          63%
Year ended 7/31/04                       (1.73)      $15.03     6.29%    $    810    2.00%       2.00%      (1.74%)          95%
Year ended 7/31/05                       (2.87)      $14.86    19.57%    $    618    2.01%       2.01%      (1.68%)          65%
Year ended 7/31/06                       (1.87)      $13.23     1.75%    $    384    2.03%       2.02%      (1.75%)          67%
Year ended 7/31/07                       (3.24)      $12.23    19.18%    $    426    2.05%       2.01%      (1.60%)          90%
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS A SHARES
Year ended 7/31/03                          --       $11.82    17.03%    $ 35,504    1.35%       1.35%      (0.89%)          25%
Year ended 7/31/04                          --       $12.72     7.61%    $ 49,586    1.34%       1.34%      (0.93%)          83%
Year ended 7/31/05                          --       $15.69    23.35%    $ 41,921    1.34%       1.34%      (0.29%)          54%
Year ended 7/31/06                       (0.20)      $16.17     4.34%    $ 34,437    1.33%       1.33%      (0.49%)          69%
Year ended 7/31/07                       (3.50)      $15.20    16.93%(@) $ 29,103    1.35%       1.34%      (0.73%)          55%
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS B SHARES
Year ended 7/31/03                          --       $11.59    16.13%    $  5,846    2.10%       2.10%      (1.64%)          25%
Year ended 7/31/04                          --       $12.38     6.82%    $  6,730    2.09%       2.09%      (1.68%)          83%
Year ended 7/31/05                          --       $15.16    22.46%    $  6,874    2.09%       2.09%      (1.03%)          54%
Year ended 7/31/06                       (0.19)      $15.50     3.51%    $  6,507    2.08%       2.08%      (1.24%)          69%
Year ended 7/31/07                       (3.50)      $14.31    16.14%(@) $  5,707    2.09%       2.09%      (1.48%)          55%
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND CLASS C SHARES
Year ended 7/31/03                          --       $11.17    15.99%    $  1,525    2.10%       2.10%      (1.64%)          25%
Year ended 7/31/04                          --       $11.94     6.89%    $  1,700    2.09%       2.09%      (1.68%)          83%
Year ended 7/31/05                          --       $14.61    22.36%    $  1,600    2.09%       2.09%      (1.03%)          54%
Year ended 7/31/06                       (0.19)      $14.94     3.57%    $  1,122    2.08%       2.08%      (1.22%)          69%
Year ended 7/31/07                       (3.50)      $13.65    16.07%(@) $    802    2.09%       2.09%      (1.47%)          55%
-----------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS A SHARES
Year ended 7/31/03                          --       $14.04     9.95%    $211,221    1.33%       1.33%      (0.19%)          19%
Year ended 7/31/04                          --       $14.38     2.42%    $220,904    1.32%       1.32%      (0.49%)          35%
Year ended 7/31/05                       (0.03)      $16.05    11.83%    $165,836    1.33%       1.33%      (0.08%)          71%
Year ended 7/31/06                          --       $15.36    (4.30%)   $114,828    1.33%       1.33%      (0.42%)         108%
Year ended 7/31/07                       (0.31)      $18.12    20.18(@)  $ 92,728    1.35%       1.33%       0.27%           98%
-----------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS B SHARES
Year ended 7/31/03                          --       $13.75     9.13%    $ 20,700    2.08%       2.08%      (0.94%)          19%
Year ended 7/31/04                          --       $13.99     1.75%    $ 20,947    2.07%       2.07%      (1.24%)          35%
Year ended 7/31/05                          --^      $15.52    10.95%    $ 17,791    2.08%       2.08%      (0.85%)          71%
Year ended 7/31/06                          --       $14.74    (5.03%)   $ 13,259    2.08%       2.08%      (1.18%)         108%
Year ended 7/31/07                       (0.26)      $17.30    19.29%(@) $ 11,347    2.10%       2.08%      (0.49%)          98%
-----------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND CLASS C SHARES
Year ended 7/31/03                          --       $13.40     9.12%    $  8,380    2.08%       2.08%      (0.94%)          19%
Year ended 7/31/04                          --       $13.63     1.72%    $  7,536    2.07%       2.07%      (1.24%)          35%
Year ended 7/31/05                          --(^)    $15.12    10.95%    $  5,238    2.08%       2.08%      (0.83%)          71%
Year ended 7/31/06                          --       $14.36    (5.03%)   $  3,199    2.08%       2.08%      (1.17%)         108%
Year ended 7/31/07                       (0.26)      $16.85    19.30%(@) $  2,275    2.10%       2.08%      (0.45%)          98%
-----------------------------------------------------------------------------------------------------------------------------------


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                     CHANGE IN NET ASSETS                    LESS DIVIDENDS AND
                                                   RESULTING FROM OPERATIONS                 DISTRIBUTIONS FROM
                                                 -----------------------------              --------------------
                                                                 NET REALIZED
                                                                     AND
                                                                  UNREALIZED    CHANGE IN
                                      NET ASSET                 GAINS/(LOSSES)  NET ASSETS
                                       VALUE,         NET            FROM       RESULTING      NET        NET
                                      BEGINNING   INVESTMENT      INVESTMENT       FROM     INVESTMENT  REALIZED
                                      OF PERIOD  INCOME/(LOSS)   TRANSACTIONS   OPERATIONS    INCOME     GAINS
----------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS A SHARES
Year ended 7/31/03                     $17.88       (0.16)           0.22          0.06          --         --
Year ended 7/31/04                     $17.94       (0.20)           1.08          0.88          --         --
Year ended 7/31/05                     $18.82       (0.19)(!)        2.71          2.52          --         --
Year ended 7/31/06                     $21.34        0.23(!)         0.85          1.08       (0.24)        --
Year ended 7/31/07                     $22.18        0.49(!)(@)      2.82          3.31       (0.42)        --
----------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS B SHARES
Year ended 7/31/03                     $17.85       (0.24)           0.16         (0.08)         --         --
Year ended 7/31/04                     $17.77       (0.31)           1.05          0.74          --         --
Year ended 7/31/05                     $18.51       (0.33)(!)        2.65          2.32          --         --
Year ended 7/31/06                     $20.83        0.06(!)         0.80          0.86       (0.16)        --
Year ended 7/31/07                     $21.53        0.31(!)(@)      2.71          3.02       (0.24)        --
----------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS C SHARES
Year ended 7/31/03                     $17.37       (0.30)           0.23         (0.07)         --         --
Year ended 7/31/04                     $17.30       (0.36)           1.07          0.71          --         --
Year ended 7/31/05                     $18.01       (0.32)(!)        2.58          2.26          --         --
Year ended 7/31/06                     $20.27        0.07(!)         0.78          0.85       (0.15)        --
Year ended 7/31/07                     $20.97        0.29(!)(@)      2.66          2.95       (0.25)        --
----------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS A SHARES
Year ended 7/31/03                     $ 5.82       (0.06)(!)        2.37          2.31          --      (0.05)
Year ended 7/31/04                     $ 8.08       (0.05)(!)        2.63          2.58          --      (0.52)
Year ended 7/31/05                     $10.14       (0.03)(!)        1.39          1.36          --      (0.72)
Year ended 7/31/06                     $10.78          --(^)(!)      0.15          0.15          --(^)   (3.13)
Year ended 7/31/07                     $ 7.80       (0.01)(!)        0.90          0.89       (0.04)     (1.92)
----------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS B SHARES
Year ended 7/31/03                     $ 5.79       (0.10)(!)        2.33          2.23          --      (0.05)
Year ended 7/31/04                     $ 7.97       (0.08)(!)        2.59          2.51          --      (0.52)
Year ended 7/31/05                     $ 9.96       (0.04)(!)        1.36          1.32          --      (0.72)
Year ended 7/31/06                     $10.56       (0.06)(!)        0.15          0.09          --      (3.13)
Year ended 7/31/07                     $ 7.52       (0.06)(!)        0.86          0.80       (0.01)     (1.92)
----------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS C SHARES
Year ended 7/31/03                     $ 5.79       (0.10)(!)        2.33          2.23          --      (0.05)
Year ended 7/31/04                     $ 7.97       (0.08)(!)        2.59          2.51          --      (0.52)
Year ended 7/31/05                     $ 9.96       (0.04)(!)        1.36          1.32          --      (0.72)
Year ended 7/31/06                     $10.56       (0.06)(!)        0.15          0.09          --      (3.13)
Year ended 7/31/07                     $ 7.52       (0.05)(!)        0.84          0.79          --      (1.92)
----------------------------------------------------------------------------------------------------------------


                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                         ----------------------------------------------------------

                                                                                  RATIOS OF   RATIOS OF
                                                       NET      TOTAL      NET    EXPENSES     EXPENSES  RATIOS OF NET
                                          TOTAL       ASSET    RETURN    ASSETS,     TO           TO      INVESTMENT
                                        DIVIDENDS    VALUE,   (EXCLUDES   END OF   AVERAGE     AVERAGE   INCOME/(LOSS)   PORTFOLIO
                                           AND       END OF     SALES     PERIOD     NET         NET      TO AVERAGE     TURNOVER
                                      DISTRIBUTIONS  PERIOD    CHARGE)   (000's)  ASSETS (a)  ASSETS (b)  NET ASSETS     RATE (e)
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS A SHARES
Year ended 7/31/03                          --       $17.94     0.34%    $ 8,264     1.89%       1.72%      (0.92%)         50%
Year ended 7/31/04                          --       $18.82     4.91%    $ 9,391     2.00%       1.68%      (0.98%)         81%
Year ended 7/31/05                          --       $21.34    13.39%    $ 7,087     2.24%       1.70%      (0.98%)         28%
Year ended 7/31/06                       (0.24)      $22.18     5.05%    $ 4,670     2.93%       0.98%       1.08%         147%
Year ended 7/31/07                       (0.42)      $25.07    14.97%(@) $ 3,926     1.92%       0.98%       1.80%          68%
----------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS B SHARES
Year ended 7/31/03                          --       $17.77    (0.45%)   $   350     2.63%       2.47%      (1.68%)         50%
Year ended 7/31/04                          --       $18.51     4.16%    $   441     2.74%       2.43%      (1.74%)         81%
Year ended 7/31/05                          --       $20.83    12.53%    $   311     2.97%       2.45%      (1.73%)         28%
Year ended 7/31/06                       (0.16)      $21.53     4.13%    $   371     3.70%       1.73%       0.27%         147%
Year ended 7/31/07                       (0.24)      $24.31    14.11%(@) $   369     2.66%       1.73%       1.08%          68%
----------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND CLASS C SHARES
Year ended 7/31/03                          --       $17.30    (0.40%)   $   727     2.64%       2.47%      (1.67%)         50%
Year ended 7/31/04                          --       $18.01     4.10%    $   580     2.75%       2.43%      (1.71%)         81%
Year ended 7/31/05                          --       $20.27    12.55%    $   516     3.00%       2.45%      (1.73%)         28%
Year ended 7/31/06                       (0.15)      $20.97     4.22%    $   389     3.71%       1.73%       0.32%         147%
Year ended 7/31/07                       (0.25)      $23.67    14.12%(@) $   356     2.67%       1.73%       1.02%          68%
----------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS A SHARES
Year ended 7/31/03                       (0.05)      $ 8.08    39.88%    $18,297     1.69%       1.65%      (0.95%)         28%
Year ended 7/31/04                       (0.52)      $10.14    32.56%    $41,402     1.58%       1.58%      (0.49%)         23%
Year ended 7/31/05                       (0.72)      $10.78    13.60%    $29,172     1.60%       1.60%      (0.31%)         12%
Year ended 7/31/06                       (3.13)      $ 7.80     1.59%    $17,759     1.65%       1.62%      (0.05%)         42%
Year ended 7/31/07                       (1.96)      $ 6.73    12.24%    $11,486     1.77%       1.60%      (0.08%)         72%
----------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS B SHARES
Year ended 7/31/03                       (0.05)      $ 7.97    38.70%    $ 4,254     2.47%       2.40%      (1.66%)         28%
Year ended 7/31/04                       (0.52)      $ 9.96    32.13%    $ 6,937     2.33%       1.89%      (0.81%)         23%
Year ended 7/31/05                       (0.72)      $10.56    13.54%    $ 7,348     2.36%       1.73%      (0.40%)         12%
Year ended 7/31/06                       (3.13)      $ 7.52     0.86%    $ 6,032     2.40%       2.37%      (0.73%)         42%
Year ended 7/31/07                       (1.93)      $ 6.39    11.38%    $ 5,069     2.53%       2.35%      (0.87%)         72%
----------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND CLASS C SHARES
Year ended 7/31/03                       (0.05)      $ 7.97    38.70%    $ 1,166     2.47%       2.40%      (1.66%)         28%
Year ended 7/31/04                       (0.52)      $ 9.96    32.13%    $ 5,624     2.33%       1.81%      (0.82%)         23%
Year ended 7/31/05                       (0.72)      $10.56    13.54%    $ 6,143     2.36%       1.73%      (0.39%)         12%
Year ended 7/31/06                       (3.13)      $ 7.52     0.86%    $ 5,161     2.40%       2.37%      (0.71%)         42%
Year ended 7/31/07                       (1.92)      $ 6.39    11.28%    $ 2,853     2.51%       2.35%      (0.75%)         72%
----------------------------------------------------------------------------------------------------------------------------------


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                               CHANGE IN NET ASSETS                    LESS DIVIDENDS AND
                                                             RESULTING FROM OPERATIONS                 DISTRIBUTIONS FROM
                                                           -----------------------------              --------------------
                                                                           NET REALIZED
                                                                               AND
                                                                            UNREALIZED    CHANGE IN
                                                NET ASSET                 GAINS/(LOSSES)  NET ASSETS
                                                 VALUE,         NET            FROM       RESULTING      NET        NET      RETURN
                                                BEGINNING   INVESTMENT      INVESTMENT       FROM     INVESTMENT  REALIZED     OF
                                                OF PERIOD  INCOME/(LOSS)   TRANSACTIONS   OPERATIONS    INCOME     GAINS    CAPITAL
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                              $15.00       (0.01)           2.53         2.52          --         --      --
Year ended 7/31/04                                $17.52       (0.11)(!)        3.52         3.41          --(^)   (0.98)     --
Year ended 7/31/05                                $19.95       (0.10)(!)        4.49         4.39          --      (1.66)     --
Year ended 7/31/06                                $22.68        0.02            0.47         0.49          --      (2.43)     --
Year ended 7/31/07                                $20.74        0.08(!)         2.11         2.19       (0.07)     (2.77)     --
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                              $15.00       (0.03)           2.51         2.48          --         --      --
Year ended 7/31/04                                $17.48       (0.25)(!)        3.51         3.26          --      (0.98)     --
Year ended 7/31/05                                $19.76       (0.24)(!)        4.43         4.19          --      (1.66)     --
Year ended 7/31/06                                $22.29       (0.13)           0.45         0.32          --      (2.43)     --
Year ended 7/31/07                                $20.18       (0.08)(!)        2.05         1.97       (0.04)     (2.77)     --
------------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS C SHARES
4/1/03(d) to 7/31/03                              $15.00       (0.03)           2.51         2.48          --         --      --
Year ended 7/31/04                                $17.48       (0.26)(!)        3.50         3.24          --      (0.98)     --
Year ended 7/31/05                                $19.74       (0.24)(!)        4.41         4.17          --      (1.66)     --
Year ended 7/31/06                                $22.25       (0.14)           0.46         0.32          --      (2.43)     --
Year ended 7/31/07                                $20.14       (0.08)(!)        2.06         1.98       (0.04)     (2.77)     --
------------------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE FUND CLASS A SHARES
Year ended 7/31/03                                $15.77          --(^)         3.08         3.08          --         --      --
Year ended 7/31/04                                $18.85          --(^)         3.59         3.59       (0.01)     (0.07)     --
Year ended 7/31/05                                $22.36        0.04            4.79         4.83       (0.05)     (1.38)     --
Year ended 7/31/06                                $25.76        0.19            1.77         1.96       (0.18)     (2.15)     --
Year ended 7/31/07                                $25.39        0.30(!)         4.13         4.43       (0.29)     (4.23)     --
------------------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE FUND CLASS B SHARES
Year ended 7/31/03                                $15.69       (0.13)           3.07         2.94          --         --      --
Year ended 7/31/04                                $18.63       (0.14)           3.52         3.38          --      (0.07)     --
Year ended 7/31/05                                $21.94       (0.14)           4.69         4.55          --      (1.38)     --
Year ended 7/31/06                                $25.11          --(^)         1.71         1.71       (0.06)     (2.15)     --
Year ended 7/31/07                                $24.61        0.10(!)         3.99         4.09       (0.12)     (4.23)     --
------------------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE FUND CLASS C SHARES
Year ended 7/31/03                                $15.69       (0.12)           3.04         2.92          --         --      --
Year ended 7/31/04                                $18.61       (0.13)           3.52         3.39          --      (0.07)     --
Year ended 7/31/05                                $21.93       (0.15)           4.69         4.54          --      (1.38)     --
Year ended 7/31/06                                $25.09          --(^)         1.71         1.71       (0.06)     (2.15)     --
Year ended 7/31/07                                $24.59        0.11(!)         3.98         4.09       (0.13)     (4.23)     --
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/03                                $10.83        0.16(!)         1.14         1.30       (0.14)     (0.16)     --
Year ended 7/31/04                                $11.83        0.12            2.08         2.20       (0.13)     (0.40)     --
Year ended 7/31/05                                $13.50        0.14            1.94         2.08       (0.14)     (0.39)     --
Year ended 7/31/06                                $15.05        0.17            1.07         1.24       (0.16)     (1.44)     --
Year ended 7/31/07                                $14.69        0.18(!)(@)      1.79         1.97       (0.18)     (2.13)     --
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
Year ended 7/31/03                                $10.93        0.08(!)         1.15         1.23       (0.07)     (0.16)     --
Year ended 7/31/04                                $11.93        0.03            2.09         2.12       (0.04)     (0.40)     --
Year ended 7/31/05                                $13.61        0.04            1.95         1.99       (0.04)     (0.39)     --
Year ended 7/31/06                                $15.17        0.06            1.08         1.14       (0.06)     (1.44)     --
Year ended 7/31/07                                $14.81        0.08(!)(@)      1.80         1.88       (0.07)     (2.13)     --
------------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/03                                $10.80        0.08(!)         1.11         1.19       (0.07)     (0.16)     --
Year ended 7/31/04                                $11.76        0.02            2.07         2.09       (0.05)     (0.40)     --
Year ended 7/31/05                                $13.40        0.03            1.94         1.97       (0.04)     (0.39)     --
Year ended 7/31/06                                $14.94        0.06            1.06         1.12       (0.06)     (1.44)     --
Year ended 7/31/07                                $14.56        0.08(!)(@)      1.77         1.85       (0.07)     (2.13)     --
------------------------------------------------------------------------------------------------------------------------------------


                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                         ----------------------------------------------------------

                                                                                  RATIOS OF   RATIOS OF
                                                       NET      TOTAL      NET    EXPENSES     EXPENSES  RATIOS OF NET
                                          TOTAL       ASSET    RETURN    ASSETS,     TO           TO      INVESTMENT
                                        DIVIDENDS    VALUE,   (EXCLUDES   END OF   AVERAGE     AVERAGE   INCOME/(LOSS)   PORTFOLIO
                                           AND       END OF     SALES     PERIOD     NET         NET      TO AVERAGE     TURNOVER
                                      DISTRIBUTIONS  PERIOD    CHARGE)   (000's)  ASSETS (a)  ASSETS (b)  NET ASSETS     RATE (e)
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS A SHARES
4/1/03(d) to 7/31/03                        --       $17.52    16.73%*   $   216     1.86%**     1.47%**    (0.21%)**        39%
Year ended 7/31/04                       (0.98)      $19.95    19.81%    $ 2,277     1.63%       1.49%      (0.53%)         279%
Year ended 7/31/05                       (1.66)      $22.68    23.24%    $ 2,715     1.45%       1.45%      (0.48%)         105%
Year ended 7/31/06                       (2.43)      $20.74     2.36%    $ 2,434     1.49%       1.46%       0.11%           99%
Year ended 7/31/07                       (2.84)      $20.09    10.53%    $ 2,198     1.50%       1.45%       0.36%           46%
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS B SHARES
4/1/03(d) to 7/31/03                        --       $17.48    16.47%*   $   103     2.60%**     2.22%**    (1.07%)**        39%
Year ended 7/31/04                       (0.98)      $19.76    19.02%    $   503     2.38%       2.24%      (1.26%)         279%
Year ended 7/31/05                       (1.66)      $22.29    22.35%    $ 1,142     2.20%       2.19%      (1.18%)         105%
Year ended 7/31/06                       (2.43)      $20.18     1.59%    $ 1,221     2.24%       2.21%      (0.64%)          99%
Year ended 7/31/07                       (2.81)      $19.34     9.63%    $ 1,104     2.25%       2.20%      (0.39%)          46%
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND CLASS C SHARES
Year ended 7/31/06                       (2.43)      $20.74     2.36%    $ 2,434     2.62%**     2.23%**    (0.97%)**        39%
Year ended 7/31/04                       (0.98)      $19.74    18.85%    $   561     2.38%       2.24%      (1.31%)         279%
Year ended 7/31/05                       (1.66)      $22.25    22.39%    $   927     2.20%       2.19%      (1.21%)         105%
Year ended 7/31/06                       (2.43)      $20.14     1.59%    $   839     2.24%       2.21%      (0.64%)          99%
Year ended 7/31/07                       (2.81)      $19.31     9.66%    $   713     2.25%       2.20%      (0.39%)          46%
-----------------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE FUND CLASS A SHARES
Year ended 7/31/03                          --       $18.85    19.53%    $19,667     1.64%       1.58%       0.01%           23%
Year ended 7/31/04                       (0.08)      $22.36    19.07%    $33,156     1.55%       1.55%       0.04%           17%
Year ended 7/31/05                       (1.43)      $25.76    22.22%    $39,433     1.55%       1.55%       0.15%           24%
Year ended 7/31/06                       (2.33)      $25.39     8.16%    $38,714     1.56%       1.54%       0.74%           40%
Year ended 7/31/07                       (4.52)      $25.30    18.58%    $44,717     1.56%       1.47%       1.14%           23%
-----------------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE FUND CLASS B SHARES
Year ended 7/31/03                          --       $18.63    18.74%    $14,087     2.39%       2.33%      (0.81%)          23%
Year ended 7/31/04                       (0.07)      $21.94    18.15%    $18,795     2.30%       2.30%      (0.71%)          17%
Year ended 7/31/05                       (1.38)      $25.11    21.33%    $22,278     2.30%       2.30%      (0.60%)          24%
Year ended 7/31/06                       (2.21)      $24.61     7.33%    $21,679     2.31%       2.29%      (0.01%)          40%
Year ended 7/31/07                       (4.35)      $24.35    17.65%    $23,974     2.31%       2.22%       0.40%           23%
-----------------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE FUND CLASS C SHARES
Year ended 7/31/03                          --       $18.61    18.61%    $ 2,036     2.39%       2.33%      (0.81%)          23%
Year ended 7/31/04                       (0.07)      $21.93    18.22%    $ 3,824     2.30%       2.30%      (0.71%)          17%
Year ended 7/31/05                       (1.38)      $25.09    21.24%    $ 4,553     2.30%       2.30%      (0.58%)          24%
Year ended 7/31/06                       (2.21)      $24.59     7.33%    $ 4,455     2.31%       2.29%      (0.01%)          40%
Year ended 7/31/07                       (4.36)      $24.32    17.67%    $ 8,150     2.31%       2.22%       0.40%           23%
-----------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS A SHARES
Year ended 7/31/03                       (0.30)      $11.83    12.30%    $14,100     1.36%       1.33%       1.51%           79%
Year ended 7/31/04                       (0.53)      $13.50    18.96%    $21,738     1.32%       1.32%       1.00%           22%
Year ended 7/31/05                       (0.53)      $15.05    15.74%    $24,805     1.32%       1.32%       1.01%           31%
Year ended 7/31/06                       (1.60)      $14.69     9.05%    $22,968     1.32%       1.32%       1.16%           57%
Year ended 7/31/07                       (2.31)      $14.35    14.13%(@) $29,725     1.32%       1.27%       1.24%           49%
-----------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS B SHARES
Year ended 7/31/03                       (0.23)      $11.93    11.50%    $ 3,408     2.11%       2.08%       0.76%           79%
Year ended 7/31/04                       (0.44)      $13.61    18.07%    $ 4,807     2.07%       2.07%       0.27%           22%
Year ended 7/31/05                       (0.43)      $15.17    14.85%    $ 5,739     2.07%       2.07%       0.26%           31%
Year ended 7/31/06                       (1.50)      $14.81     8.22%    $ 5,783     2.07%       2.07%       0.40%           57%
Year ended 7/31/07                       (2.20)      $14.49    13.38%(@) $ 5,872     2.07%       2.03%       0.50%           49%
-----------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND CLASS C SHARES
Year ended 7/31/03                       (0.23)      $11.76    11.28%    $   884     2.10%       2.08%       0.75%           79%
Year ended 7/31/04                       (0.45)      $13.40    18.07%    $ 1,832     2.06%       2.06%       0.27%           22%
Year ended 7/31/05                       (0.43)      $14.94    14.96%    $ 2,313     2.07%       2.07%       0.26%           31%
Year ended 7/31/06                       (1.50)      $14.56     8.21%    $ 2,227     2.07%       2.07%       0.41%           57%
Year ended 7/31/07                       (2.20)      $14.21    13.34%(@) $ 2,533     2.07%       2.02%       0.50%           49%
-----------------------------------------------------------------------------------------------------------------------------------


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                               CHANGE IN NET ASSETS                    LESS DIVIDENDS AND
                                                             RESULTING FROM OPERATIONS                 DISTRIBUTIONS FROM
                                                           -----------------------------              --------------------
                                                                           NET REALIZED
                                                                               AND
                                                                            UNREALIZED    CHANGE IN
                                                NET ASSET                 GAINS/(LOSSES)  NET ASSETS
                                                 VALUE,         NET            FROM       RESULTING      NET        NET
                                                BEGINNING   INVESTMENT      INVESTMENT       FROM     INVESTMENT  REALIZED
                                                OF PERIOD  INCOME/(LOSS)   TRANSACTIONS   OPERATIONS    INCOME     GAINS
--------------------------------------------------------------------------------------------------------------------------
STRUCTURED LARGE CAP PLUS FUND CLASS A SHARES (+)
Year ended 7/31/03                               $11.07         0.08            0.64         0.72       (0.09)        --
Year ended 7/31/04                               $11.70         0.07            1.36         1.43       (0.09)        --
Year ended 7/31/05                               $13.04         0.14            1.73         1.87       (0.14)     (0.35)
Year ended 7/31/06                               $14.42         0.13            0.71         0.84       (0.12)     (0.18)
Year ended 7/31/07                               $14.96         0.12(!)         1.78         1.90       (0.09)     (0.06)
--------------------------------------------------------------------------------------------------------------------------
STRUCTURED LARGE CAP PLUS FUND CLASS B SHARES (+)
Year ended 7/31/03                               $11.12           --(^)         0.65         0.65       (0.02)        --
Year ended 7/31/04                               $11.75         0.02)           1.36         1.34       (0.01)        --
Year ended 7/31/05                               $13.08         0.04            1.74         1.78       (0.05)     (0.35)
Year ended 7/31/06                               $14.46         0.01            0.72         0.73       (0.03)     (0.18)
Year ended 7/31/07                               $14.98           --(!)         1.78         1.78       (0.01)     (0.06)
--------------------------------------------------------------------------------------------------------------------------
STRUCTURED LARGE CAP PLUS FUND CLASS C SHARES (+)
Year ended 7/31/03                               $11.15         0.01            0.63         0.64       (0.03)        --
Year ended 7/31/04                               $11.76         0.01)           1.35         1.34       (0.02)        --
Year ended 7/31/05                               $13.08         0.03            1.74         1.77       (0.04)     (0.35)
Year ended 7/31/06                               $14.46         0.01            0.72         0.73       (0.03)     (0.18)
Year ended 7/31/07                               $14.98           --(!)         1.79         1.79       (0.01)     (0.06)
--------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS A SHARES
Year ended 7/31/03                               $17.38         0.20            1.50         1.70       (0.21)        --
Year ended 7/31/04                               $18.87         0.25(!)         2.10         2.35       (0.28)        --
Year ended 7/31/05                               $20.94         0.37(!)         2.46         2.83       (0.39)        --
Year ended 7/31/06                               $23.38         0.36(!)         0.80         1.16       (0.38)        --
Year ended 7/31/07                               $24.16         0.43(!)         3.34         3.77       (0.42)        --
--------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS B SHARES
Year ended 7/31/03                               $17.32         0.07            1.50         1.57       (0.11)        --
Year ended 7/31/04                               $18.78         0.09(!)         2.09         2.18       (0.13)        --
Year ended 7/31/05                               $20.83         0.20(!)         2.44         2.64       (0.23)        --
Year ended 7/31/06                               $23.24         0.18(!)         0.79         0.97       (0.20)        --
Year ended 7/31/07                               $24.01         0.22(!)         3.33         3.55       (0.22)        --
--------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS C SHARES
Year ended 7/31/03                               $17.33         0.08            1.49         1.57       (0.12)        --
Year ended 7/31/04                               $18.78         0.09(!)         2.10         2.19       (0.13)        --
Year ended 7/31/05                               $20.84         0.20(!)         2.44         2.64       (0.22)        --
Year ended 7/31/06                               $23.26         0.18(!)         0.78         0.96       (0.19)        --
Year ended 7/31/07                               $24.03         0.22(!)         3.34         3.56       (0.22)        --
--------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND CLASS A SHARES
Year ended 7/31/03                               $ 7.64         0.07            0.12         0.19       (0.02)        --
Year ended 7/31/04                               $ 7.81         0.05(!)         1.59         1.64       (0.12)        --
Year ended 7/31/05                               $ 9.33         0.10            1.54         1.64       (0.17)        --
Year ended 7/31/06                               $10.80         0.13(!)         2.36         2.49       (0.17)     (0.28)
Year ended 7/31/07                               $12.84         0.15(!)(@)      2.92         3.07       (0.10)     (0.27)
--------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND CLASS B SHARES
Year ended 7/31/03                               $ 7.60           --(^)         0.11         0.11          --         --
Year ended 7/31/04                               $ 7.71        (0.02)(!)        1.59         1.57       (0.05)        --
Year ended 7/31/05                               $ 9.23         0.02            1.52         1.54       (0.11)        --
Year ended 7/31/06                               $10.66         0.04(!)         2.32         2.36       (0.10)     (0.28)
Year ended 7/31/07                               $12.64         0.04(!)(@)      2.86         2.90       (0.06)     (0.27)
--------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND CLASS C SHARES
Year ended 7/31/03                               $ 7.40         0.02            0.08         0.10          --         --
Year ended 7/31/04                               $ 7.50        (0.02)(!)        1.54         1.52       (0.03)        --
Year ended 7/31/05                               $ 8.99         0.02            1.49         1.51       (0.11)        --
Year ended 7/31/06                               $10.39         0.03(!)         2.28         2.31       (0.11)     (0.28)
Year ended 7/31/07                               $12.31         0.02(!)(@)      2.81         2.83       (0.06)     (0.27)
--------------------------------------------------------------------------------------------------------------------------


                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                         ----------------------------------------------------------

                                                                                  RATIOS OF   RATIOS OF
                                                       NET      TOTAL      NET    EXPENSES     EXPENSES  RATIOS OF NET
                                          TOTAL       ASSET    RETURN    ASSETS,     TO           TO      INVESTMENT
                                        DIVIDENDS    VALUE,   (EXCLUDES   END OF   AVERAGE     AVERAGE   INCOME/(LOSS)   PORTFOLIO
                                           AND       END OF     SALES     PERIOD     NET         NET      TO AVERAGE     TURNOVER
                                      DISTRIBUTIONS  PERIOD    CHARGE)   (000's)  ASSETS (a)  ASSETS (b)  NET ASSETS     RATE (e)
-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED LARGE CAP PLUS FUND CLASS A SHARES +
Year ended 7/31/03                       (0.09)      $11.70     6.56%    $21,288     1.24%       1.17%       0.72%           13%
Year ended 7/31/04                       (0.09)      $13.04    12.21%    $25,573     1.29%       1.17%       0.58%          101%
Year ended 7/31/05                       (0.49)      $14.42    14.58%    $24,026     1.31%       1.17%       0.99%          102%
Year ended 7/31/06                       (0.30)      $14.96     5.84%    $20,923     1.27%       1.17%       0.85%          126%
Year ended 7/31/07                       (0.15)      $16.71    12.70%    $18,972     1.27%(~)    1.17%(~)    0.75%          141%
-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED LARGE CAP PLUS FUND CLASS B SHARES (+)
Year ended 7/31/03                       (0.02)      $11.75     5.90%    $   557     1.98%       1.92%      (0.05%)          13%
Year ended 7/31/04                       (0.01)      $13.08    11.47%    $   783     2.04%       1.92%      (0.17%)         101%
Year ended 7/31/05                       (0.40)      $14.46    13.67%    $ 1,007     2.06%       1.92%       0.18%          102%
Year ended 7/31/06                       (0.21)      $14.98     5.07%    $   953     2.03%       1.92%       0.09%          126%
Year ended 7/31/07                       (0.07)      $16.69    11.86%    $ 1,044     2.03%(~)    1.92%(~)   (0.01%)         141%
-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED LARGE CAP PLUS FUND CLASS C SHARES (+)
Year ended 7/31/03                       (0.03)      $11.76     5.72%    $    29     1.99%       1.92%      (0.04%)          13%
Year ended 7/31/04                       (0.02)      $13.08    11.38%    $   158     2.03%       1.92%      (0.23%)         101%
Year ended 7/31/05                       (0.39)      $14.46    13.73%    $   193     2.06%       1.92%       0.21%          102%
Year ended 7/31/06                       (0.21)      $14.98     5.07%    $   112     2.02%       1.92%       0.13%          126%
Year ended 7/31/07                       (0.07)      $16.70    11.93%    $   125     2.03%(~)    1.92%(~)   (0.02%)         141%
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS A SHARES
Year ended 7/31/03                       (0.21)      $18.87     9.90%    $33,402     0.83%       0.65%       1.16%            2%
Year ended 7/31/04                       (0.28)      $20.94    12.48%    $72,944     0.86%       0.47%       1.19%           14%
Year ended 7/31/05                       (0.39)      $23.38    13.58%    $70,261     0.87%       0.44%       1.69%            4%
Year ended 7/31/06                       (0.38)      $24.16     4.97%    $65,204     0.85%       0.44%       1.52%            6%
Year ended 7/31/07                       (0.42)      $27.51    15.65%    $65,640     0.86%       0.44%       1.59%            4%
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS B SHARES
Year ended 7/31/03                       (0.11)      $18.78     9.14%    $ 2,409     1.57%       1.40%       0.40%            2%
Year ended 7/31/04                       (0.13)      $20.83    11.64%    $ 3,776     1.60%       1.23%       0.44%           14%
Year ended 7/31/05                       (0.23)      $23.24    12.74%    $ 4,399     1.63%       1.19%       0.93%            4%
Year ended 7/31/06                       (0.20)      $24.01     4.17%    $ 4,229     1.60%       1.19%       0.76%            6%
Year ended 7/31/07                       (0.22)      $27.34    14.79%    $ 3,961     1.61%       1.19%       0.84%            4%
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND CLASS C SHARES
Year ended 7/31/03                       (0.12)      $18.78     9.14%    $ 1,711     1.57%       1.40%       0.39%            2%
Year ended 7/31/04                       (0.13)      $20.84    11.66%    $ 1,990     1.60%       1.23%       0.44%           14%
Year ended 7/31/05                       (0.22)      $23.26    12.72%    $ 2,301     1.63%       1.19%       0.90%            4%
Year ended 7/31/06                       (0.19)      $24.03     4.15%    $ 1,998     1.60%       1.19%       0.77%            6%
Year ended 7/31/07                       (0.22)      $27.37    14.81%    $ 2,223     1.61%       1.19%       0.83%            4%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND CLASS A SHARES
Year ended 7/31/03                       (0.02)      $ 7.81     2.52%    $ 5,489     1.69%       1.67%       0.88%           44%
Year ended 7/31/04                       (0.12)      $ 9.33    21.11%    $22,999     1.67%       1.61%       0.51%           50%
Year ended 7/31/05                       (0.17)      $10.80    17.79%    $20,509     1.64%       1.60%       0.88%           21%
Year ended 7/31/06                       (0.45)      $12.84    23.53%    $27,725     1.62%       1.60%       1.03%           23%
Year ended 7/31/07                       (0.37)      $15.54    24.35%(@) $21,533     1.61%       1.60%       1.06%           20%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND CLASS B SHARES
Year ended 7/31/03                          --       $ 7.71     1.45%    $   340     2.45%       2.42%       0.01%           44%
Year ended 7/31/04                       (0.05)      $ 9.23    20.43%    $   793     2.42%       2.36%      (0.21%)          50%
Year ended 7/31/05                       (0.11)      $10.66    16.76%    $ 1,280     2.39%       2.35%       0.23%           21%
Year ended 7/31/06                       (0.38)      $12.64    22.59%    $ 2,060     2.37%       2.35%       0.32%           23%
Year ended 7/31/07                       (0.33)      $15.21    23.36%(@) $ 2,677     2.35%       2.35%       0.32%           20%
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND CLASS C SHARES
Year ended 7/31/03                          --       $ 7.50     1.35%    $   304     2.44%       2.39%       0.64%           44%
Year ended 7/31/04                       (0.03)      $ 8.99    20.32%    $   555     2.42%       2.36%      (0.22%)          50%
Year ended 7/31/05                       (0.11)      $10.39    16.83%    $   962     2.39%       2.35%       0.26%           21%
Year ended 7/31/06                       (0.39)      $12.31    22.61%    $ 1,139     2.37%       2.35%       0.29%           23%
Year ended 7/31/07                       (0.33)      $14.81    23.40%(@) $   878     2.35%       2.35%       0.16%           20%
-----------------------------------------------------------------------------------------------------------------------------------


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                               CHANGE IN NET ASSETS                    LESS DIVIDENDS AND
                                                             RESULTING FROM OPERATIONS                 DISTRIBUTIONS FROM
                                                           -----------------------------              --------------------
                                                                           NET REALIZED
                                                                               AND
                                                                            UNREALIZED    CHANGE IN
                                                NET ASSET                 GAINS/(LOSSES)  NET ASSETS
                                                 VALUE,         NET            FROM       RESULTING      NET        NET
                                                BEGINNING   INVESTMENT      INVESTMENT       FROM     INVESTMENT  REALIZED
                                                OF PERIOD  INCOME/(LOSS)   TRANSACTIONS   OPERATIONS    INCOME     GAINS
----------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS A SHARES
4/1/04(d) to 7/31/04                              $11.65        0.17            (0.54)       (0.37)     (0.16)        --
Year ended 7/31/05                                $11.12        0.49             0.38         0.87      (0.47)     (0.01)
Year ended 7/31/06                                $11.51        0.48(!)         (0.22)        0.26      (0.49)     (0.03)
Year ended 7/31/07                                $11.25        0.52(!)          0.02         0.54      (0.52)     (0.12)
----------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS B SHARES
4/1/04(d) to 7/31/04                              $11.65        0.15            (0.54)       (0.39)     (0.14)        --
Year ended 7/31/05                                $11.12        0.40             0.39         0.79      (0.39)     (0.01)
Year ended 7/31/06                                $11.51        0.40(!)         (0.23)        0.17      (0.40)     (0.03)
Year ended 7/31/07                                $11.25        0.43(!)          0.02         0.45      (0.44)     (0.11)
----------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS C SHARES
Year ended 7/31/03                                $10.55        0.47             0.24         0.71      (0.44)        --
Year ended 7/31/04                                $10.82        0.39             0.25         0.64      (0.41)        --
Year ended 7/31/05                                $11.05        0.39             0.39         0.78      (0.39)     (0.01)
Year ended 7/31/06                                $11.43        0.40(!)         (0.23)        0.17      (0.40)     (0.03)
Year ended 7/31/07                                $11.17        0.43(!)          0.02         0.45      (0.44)     (0.11)
----------------------------------------------------------------------------------------------------------------------------


                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                         ----------------------------------------------------------

                                                                                  RATIOS OF   RATIOS OF
                                                       NET      TOTAL      NET    EXPENSES     EXPENSES  RATIOS OF NET
                                          TOTAL       ASSET    RETURN    ASSETS,     TO           TO      INVESTMENT
                                        DIVIDENDS    VALUE,   (EXCLUDES   END OF   AVERAGE     AVERAGE   INCOME/(LOSS)   PORTFOLIO
                                           AND       END OF     SALES     PERIOD     NET         NET      TO AVERAGE     TURNOVER
                                      DISTRIBUTIONS  PERIOD    CHARGE)   (000's)  ASSETS (a)  ASSETS (b)  NET ASSETS     RATE (e)
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS A SHARES
4/1/04(d) to 7/31/04                     (0.16)      $11.12    (3.15%)*  $   954     1.63%**     1.63%**     5.02%**         36%
Year ended 7/31/05                       (0.48)      $11.51     7.96%    $ 4,423     1.62%       1.62%       4.25%           17%
Year ended 7/31/06                       (0.52)      $11.25     2.36%    $ 4,429     1.59%       1.56%       4.30%            8%
Year ended 7/31/07                       (0.64)      $11.15     4.72%    $ 4,904     1.59%       1.31%       4.49%           18%
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS B SHARES
4/1/04(d) to 7/31/04                     (0.14)      $11.12    (3.36%)*  $   389     2.37%**     2.37%**     4.27%**         36%
Year ended 7/31/05                       (0.40)      $11.51     7.16%    $ 1,909     2.37%       2.37%       3.49%           17%
Year ended 7/31/06                       (0.43)      $11.25     1.60%    $ 1,588     2.34%       2.31%       3.57%            8%
Year ended 7/31/07                       (0.55)      $11.15     3.94%    $ 1,528     2.34%       2.05%       3.76%           18%
-----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND CLASS C SHARES
Year ended 7/31/03                       (0.44)      $10.82     6.82%    $37,810     2.35%       2.32%       4.35%           38%
Year ended 7/31/04                       (0.41)      $11.05     6.07%    $39,298     2.33%       2.33%       3.62%           36%
Year ended 7/31/05                       (0.40)      $11.43     7.12%    $29,176     2.35%       2.35%       3.47%           17%
Year ended 7/31/06                       (0.43)      $11.17     1.62%    $20,019     2.34%       2.32%       3.53%            8%
Year ended 7/31/07                       (0.55)      $11.07     3.98%    $15,676     2.34%       2.06%       3.75%           18%
-----------------------------------------------------------------------------------------------------------------------------------


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                               CHANGE IN NET ASSETS                    LESS DIVIDENDS AND
                                                             RESULTING FROM OPERATIONS                 DISTRIBUTIONS FROM
                                                           -----------------------------              --------------------
                                                                           NET REALIZED
                                                                               AND
                                                                            UNREALIZED    CHANGE IN
                                                NET ASSET                 GAINS/(LOSSES)  NET ASSETS
                                                 VALUE,         NET            FROM       RESULTING      NET        NET
                                                BEGINNING   INVESTMENT      INVESTMENT       FROM     INVESTMENT  REALIZED
                                                OF PERIOD  INCOME/(LOSS)   TRANSACTIONS   OPERATIONS    INCOME     GAINS
----------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                              $10.00        0.02(#)          1.33(#)     1.35       (0.02)        --
Year ended 7/31/04                                $11.33        0.11(#)          1.30(#)     1.41       (0.11)     (0.18)
Year ended 7/31/05                                $12.45        0.12(#)          1.95(#)     2.07       (0.12)     (0.08)
Year ended 7/31/06                                $14.32        0.17(#)          0.51(#)     0.68       (0.16)     (0.31)
Year ended 7/31/07                                $14.53        0.10(#)(!)       2.38(#)     2.48       (0.09)     (0.41)
----------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                              $10.00       (0.02)(#)         1.28(#)     1.26          --(^)      --
Year ended 7/31/04                                $11.26        0.05(#)          1.27(#)     1.32       (0.10)     (0.18)
Year ended 7/31/05                                $12.30        0.03(#)          1.90(#)     1.93       (0.07)     (0.08)
Year ended 7/31/06                                $14.08        0.06(#)          0.51(#)     0.57       (0.10)     (0.31)
Year ended 7/31/07                                $14.24       (0.02)(#)(!)      2.33(#)     2.31       (0.02)     (0.42)
----------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                              $10.00       (0.01)(#)         1.28(#)     1.27       (0.01)        --
Year ended 7/31/04                                $11.26        0.03(#)          1.28(#)     1.31       (0.09)     (0.18)
Year ended 7/31/05                                $12.30        0.03(#)          1.90(#)     1.93       (0.07)     (0.08)
Year ended 7/31/06                                $14.08        0.06(#)          0.51(#)     0.57       (0.10)     (0.31)
Year ended 7/31/07                                $14.24       (0.04)(#)(!)      2.35(#)     2.31       (0.03)     (0.41)
----------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                              $10.00        0.07(#)          1.58(#)     1.65       (0.07)        --
Year ended 7/31/04                                $11.58        0.16(#)          1.04(#)     1.20       (0.17)     (0.14)
Year ended 7/31/05                                $12.47        0.19(#)          1.49(#)     1.68       (0.18)     (0.08)
Year ended 7/31/06                                $13.89        0.26(#)          0.33(#)     0.59       (0.25)     (0.27)
Year ended 7/31/07                                $13.96        0.21(#)(!)       1.83(#)     2.04       (0.22)     (0.36)
----------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                              $10.00        0.02(#)          1.55(#)     1.57       (0.02)        --
Year ended 7/31/04                                $11.55        0.07(#)          1.03(#)     1.10       (0.09)     (0.14)
Year ended 7/31/05                                $12.42        0.09(#)          1.48(#)     1.57       (0.08)     (0.08)
Year ended 7/31/06                                $13.83        0.15(#)          0.34(#)     0.49       (0.15)     (0.27)
Year ended 7/31/07                                $13.90        0.10(#)(!)       1.82(#)     1.92       (0.11)     (0.37)
----------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                              $10.00        0.02(#)          1.55(#)     1.57       (0.02)        --
Year ended 7/31/04                                $11.55        0.07(#)          1.02(#)     1.09       (0.09)     (0.14)
Year ended 7/31/05                                $12.41        0.09(#)          1.49(#)     1.58       (0.08)     (0.08)
Year ended 7/31/06                                $13.83        0.15(#)          0.33(#)     0.48       (0.15)     (0.27)
Year ended 7/31/07                                $13.89        0.10(#)(!)       1.83(#)     1.93       (0.11)     (0.37)
----------------------------------------------------------------------------------------------------------------------------


                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                         ----------------------------------------------------------

                                                                                  RATIOS OF   RATIOS OF
                                                       NET      TOTAL      NET    EXPENSES     EXPENSES  RATIOS OF NET
                                          TOTAL       ASSET    RETURN    ASSETS,     TO           TO      INVESTMENT
                                        DIVIDENDS    VALUE,   (EXCLUDES   END OF   AVERAGE     AVERAGE   INCOME/(LOSS)   PORTFOLIO
                                           AND       END OF     SALES     PERIOD     NET         NET      TO AVERAGE     TURNOVER
                                      DISTRIBUTIONS  PERIOD    CHARGE)   (000's)  ASSETS (a)  ASSETS (b)  NET ASSETS     RATE (e)
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                     (0.02)      $11.33    13.57%*   $ 10,090    1.24%**     0.33%**     0.16%**        79%
Year ended 7/31/04                       (0.29)      $12.45    12.49%    $ 38,249    0.76%       0.33%       0.80%          22%
Year ended 7/31/05                       (0.20)      $14.32    16.59%    $ 47,172    0.72%       0.33%       0.91%          35%
Year ended 7/31/06                       (0.47)      $14.53     4.80%    $ 50,416    0.72%       0.33%       1.15%          14%
Year ended 7/31/07                       (0.50)      $16.51    17.29%    $ 57,421    0.73%       0.33%       0.62%          14%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                        --       $11.26    12.65%*   $  3,587    2.06%**     1.08%**    (0.54%)**       79%
Year ended 7/31/04                       (0.28)      $12.30    11.70%    $ 12,106    1.51%       1.08%       0.03%          22%
Year ended 7/31/05                       (0.15)      $14.08    15.73%    $ 16,203    1.47%       1.08%       0.15%          35%
Year ended 7/31/06                       (0.41)      $14.24     4.10%    $ 16,926    1.47%       1.08%       0.39%          14%
Year ended 7/31/07                       (0.44)      $16.11    16.44%    $ 18,547    1.49%       1.08%      (0.13%)         14%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                     (0.01)      $11.26    12.74%*   $    532    2.20%**     1.08%**    (0.62%)**       79%
Year ended 7/31/04                       (0.27)      $12.30    11.67%    $  1,916    1.51%       1.08%       0.06%          22%
Year ended 7/31/05                       (0.15)      $14.08    15.80%    $  2,164    1.47%       1.08%       0.14%          35%
Year ended 7/31/06                       (0.41)      $14.24     4.11%    $  2,661    1.47%       1.08%       0.37%          14%
Year ended 7/31/07                       (0.44)      $16.11    16.45%    $  3,016    1.49%       1.08%      (0.24%)         14%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                     (0.07)      $11.58    16.51%*   $ 33,806    0.90%**     0.33%**     0.86%**        55%
Year ended 7/31/04                       (0.31)      $12.47    10.32%    $ 94,739    0.70%       0.33%       1.32%          16%
Year ended 7/31/05                       (0.26)      $13.89    13.53%    $125,130    0.69%       0.33%       1.38%          35%
Year ended 7/31/06                       (0.52)      $13.96     4.36%    $128,564    0.70%       0.33%       1.86%          19%
Year ended 7/31/07                       (0.58)      $15.42    14.82%    $127,824    0.72%       0.33%       1.42%          20%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                     (0.02)      $11.55    15.70%*   $ 12,606    1.60%**     1.08%**     0.10%**        55%
Year ended 7/31/04                       (0.23)      $12.42     9.47%    $ 39,636    1.45%       1.08%       0.53%          16%
Year ended 7/31/05                       (0.16)      $13.83    12.68%    $ 50,000    1.44%       1.08%       0.62%          35%
Year ended 7/31/06                       (0.42)      $13.90     3.63%    $ 53,395    1.45%       1.08%       1.10%          19%
Year ended 7/31/07                       (0.48)      $15.34    13.97%    $ 56,679    1.47%       1.08%       0.68%          20%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                     (0.02)      $11.55    15.71%*   $  1,386    1.61%**     1.08%**     0.06%**        55%
Year ended 7/31/04                       (0.23)      $12.41     9.45%    $  8,046    1.45%       1.08%       0.48%          16%
Year ended 7/31/05                       (0.16)      $13.83    12.75%    $  9,034    1.44%       1.08%       0.62%          35%
Year ended 7/31/06                       (0.42)      $13.89     3.53%    $  8,196    1.45%       1.08%       1.11%          19%
Year ended 7/31/07                       (0.48)      $15.34    13.98%    $  9,012    1.47%       1.08%       0.68%          20%
-----------------------------------------------------------------------------------------------------------------------------------


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                               CHANGE IN NET ASSETS                    LESS DIVIDENDS AND
                                                             RESULTING FROM OPERATIONS                 DISTRIBUTIONS FROM
                                                           -----------------------------              --------------------
                                                                           NET REALIZED
                                                                               AND
                                                                            UNREALIZED    CHANGE IN
                                                NET ASSET                 GAINS/(LOSSES)  NET ASSETS
                                                 VALUE,         NET            FROM       RESULTING      NET        NET
                                                BEGINNING   INVESTMENT      INVESTMENT       FROM     INVESTMENT  REALIZED
                                                OF PERIOD  INCOME/(LOSS)   TRANSACTIONS   OPERATIONS    INCOME     GAINS
----------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                              $10.00       0.12(#)           0.92(#)     1.04       (0.11)        --
Year ended 7/31/04                                $10.93       0.19(#)           0.74(#)     0.93       (0.18)     (0.12)
Year ended 7/31/05                                $11.56       0.24(#)           0.96(#)     1.20       (0.23)     (0.03)
Year ended 7/31/06                                $12.50       0.30(#)           0.15(#)     0.45       (0.30)     (0.24)
Year ended 7/31/07                                $12.41       0.29(#)(!)        1.22(#)     1.51       (0.30)     (0.30)
----------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                              $10.00       0.06(#)           0.89(#)     0.95       (0.06)        --
Year ended 7/31/04                                $10.89       0.12(#)           0.73(#)     0.85       (0.11)     (0.12)
Year ended 7/31/05                                $11.51       0.14(#)           0.97(#)     1.11       (0.14)     (0.03)
Year ended 7/31/06                                $12.45       0.21(#)           0.14(#)     0.35       (0.21)     (0.24)
Year ended 7/31/07                                $12.35       0.19(#)(!)        1.21(#)     1.40       (0.20)     (0.30)
----------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                              $10.00       0.06(#)           0.90(#)     0.96       (0.06)        --
Year ended 7/31/04                                $10.90       0.12(#)           0.73(#)     0.85       (0.12)     (0.12)
Year ended 7/31/05                                $11.51       0.15(#)           0.96(#)     1.11       (0.14)     (0.03)
Year ended 7/31/06                                $12.45       0.21(#)           0.14(#)     0.35       (0.20)     (0.24)
Year ended 7/31/07                                $12.36       0.19(#)(!)        1.21(#)     1.40       (0.20)     (0.30)
----------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                              $10.00       0.15(#)           0.59(#)     0.74       (0.14)        --
Year ended 7/31/04                                $10.60       0.22(#)           0.53(#)     0.75       (0.22)     (0.20)
Year ended 7/31/05                                $10.93       0.25(#)           0.73(#)     0.98       (0.24)     (0.09)
Year ended 7/31/06                                $11.58       0.32(#)           0.03(#)     0.35       (0.31)     (0.27)
Year ended 7/31/07                                $11.35       0.31(#)(!)        0.92(#)     1.23       (0.32)     (0.33)
----------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                              $10.00       0.10(#)           0.58(#)     0.68       (0.10)        --
Year ended 7/31/04                                $10.58       0.14(#)           0.53(#)     0.67       (0.15)     (0.20)
Year ended 7/31/05                                $10.90       0.17(#)           0.72(#)     0.89       (0.16)     (0.09)
Year ended 7/31/06                                $11.54       0.24(#)           0.02(#)     0.26       (0.23)     (0.27)
Year ended 7/31/07                                $11.30       0.22(#)(!)        0.92(#)     1.14       (0.23)     (0.33)
----------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                              $10.00       0.09(#)           0.59(#)     0.68       (0.09)        --
Year ended 7/31/04                                $10.59       0.14(#)           0.52(#)     0.66       (0.15)     (0.20)
Year ended 7/31/05                                $10.90       0.17(#)           0.72(#)     0.89       (0.16)     (0.09)
Year ended 7/31/06                                $11.54       0.24(#)           0.03(#)     0.27       (0.22)     (0.27)
Year ended 7/31/07                                $11.32       0.22(#)(!)        0.91(#)     1.13       (0.23)     (0.33)
----------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                              $10.00       0.21(#)           0.51(#)     0.72       (0.19)        --
Year ended 7/31/04                                $10.53       0.26(#)           0.28(#)     0.54       (0.27)     (0.16)
Year ended 7/31/05                                $10.64       0.30(#)           0.34(#)     0.64       (0.29)     (0.09)
Year ended 7/31/06                                $10.90       0.37(#)(!)       (0.09)(#)    0.28       (0.37)     (0.11)
Year ended 7/31/07                                $10.70       0.38(#)(!)        0.49(#)     0.87       (0.38)     (0.22)
----------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                              $10.00       0.16(#)           0.49(#)     0.65       (0.15)        --
Year ended 7/31/04                                $10.50       0.19(#)           0.27(#)     0.46       (0.19)     (0.16)
Year ended 7/31/05                                $10.61       0.22(#)           0.34(#)     0.56       (0.21)     (0.09)
Year ended 7/31/06                                $10.87       0.29(#)(!)       (0.09)(#)    0.20       (0.29)     (0.11)
Year ended 7/31/07                                $10.67       0.29(#)(!)        0.50(#)     0.79       (0.30)     (0.21)
----------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                              $10.00       0.15(#)           0.50(#)     0.65       (0.14)        --
Year ended 7/31/04                                $10.51       0.18(#)           0.28(#)     0.46       (0.20)     (0.16)
Year ended 7/31/05                                $10.61       0.23(#)           0.34(#)     0.57       (0.21)     (0.09)
Year ended 7/31/06                                $10.88       0.29(#)(!)       (0.11)(#)    0.18       (0.28)     (0.11)
Year ended 7/31/07                                $10.67       0.29(#)(!)        0.51(#)     0.80       (0.30)     (0.22)


                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                         ----------------------------------------------------------

                                                                                  RATIOS OF   RATIOS OF
                                                       NET      TOTAL      NET    EXPENSES     EXPENSES  RATIOS OF NET
                                          TOTAL       ASSET    RETURN    ASSETS,     TO           TO      INVESTMENT
                                        DIVIDENDS    VALUE,   (EXCLUDES   END OF   AVERAGE     AVERAGE   INCOME/(LOSS)   PORTFOLIO
                                           AND       END OF     SALES     PERIOD     NET         NET      TO AVERAGE     TURNOVER
                                      DISTRIBUTIONS  PERIOD    CHARGE)   (000's)  ASSETS (a)  ASSETS (b)  NET ASSETS      RATE (e)
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                     (0.11)      $10.93    10.48%*   $ 28,991    0.84%**     0.33%**    1.52%**         55%
Year ended 7/31/04                       (0.30)      $11.56     8.53%    $ 98,293    0.68%       0.33%      1.79%           14%
Year ended 7/31/05                       (0.26)      $12.50    10.43%    $106,044    0.67%       0.33%      1.92%           41%
Year ended 7/31/06                       (0.54)      $12.41     3.65%    $100,588    0.68%       0.33%      2.46%           30%
Year ended 7/31/07                       (0.60)      $13.32    12.32%    $ 92,719    0.69%       0.33%      2.23%           18%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                     (0.06)      $10.89     9.58%*   $ 14,631    1.63%**     1.08%**    0.74%**         55%
Year ended 7/31/04                       (0.23)      $11.51     7.80%    $ 36,778    1.43%       1.08%      1.05%           14%
Year ended 7/31/05                       (0.17)      $12.45     9.58%    $ 44,111    1.42%       1.08%      1.17%           41%
Year ended 7/31/06                       (0.45)      $12.35     2.82%    $ 43,234    1.43%       1.08%      1.70%           30%
Year ended 7/31/07                       (0.50)      $13.25    11.47%    $ 43,013    1.44%       1.08%      1.48%           18%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                     (0.06)      $10.90     9.67%*   $  1,335    1.66%**     1.08%**    0.70%**         55%
Year ended 7/31/04                       (0.24)      $11.51     7.76%    $  7,442    1.43%       1.08%      1.04%           14%
Year ended 7/31/05                       (0.17)      $12.45     9.64%    $  7,912    1.42%       1.08%      1.16%           41%
Year ended 7/31/06                       (0.44)      $12.36     2.88%    $  6,495    1.43%       1.08%      1.70%           30%
Year ended 7/31/07                       (0.50)      $13.26    11.46%    $  6,158    1.44%       1.08%      1.48%           18%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                     (0.14)      $10.60     7.51%*   $ 19,449    1.04%**     0.33%**    1.82%**         72%
Year ended 7/31/04                       (0.42)      $10.93     7.15%    $ 40,851    0.74%       0.33%      2.09%           19%
Year ended 7/31/05                       (0.33)      $11.58     8.97%    $ 41,446    0.72%       0.33%      2.18%           38%
Year ended 7/31/06                       (0.58)      $11.35     3.14%    $ 37,479    0.75%       0.33%      2.80%           22%
Year ended 7/31/07                       (0.65)      $11.93    10.96%    $ 35,676    0.79%       0.33%      2.63%           30%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                     (0.10)      $10.58     6.81%*   $  9,083    1.80%**     1.08%**    1.09%**         72%
Year ended 7/31/04                       (0.35)      $10.90     6.35%    $ 21,122    1.49%       1.08%      1.31%           19%
Year ended 7/31/05                       (0.25)      $11.54     8.10%    $ 22,752    1.47%       1.08%      1.44%           38%
Year ended 7/31/06                       (0.50)      $11.30     2.28%    $ 20,488    1.50%       1.08%      2.05%           22%
Year ended 7/31/07                       (0.56)      $11.88    10.17%    $ 18,839    1.54%       1.08%      1.89%           30%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                     (0.09)      $10.59     6.81%*   $  1,017    1.73%**     1.08%**    1.07%**         72%
Year ended 7/31/04                       (0.35)      $10.90     6.29%    $  3,576    1.49%       1.08%      1.26%           19%
Year ended 7/31/05                       (0.25)      $11.54     8.18%    $  4,029    1.47%       1.08%      1.42%           38%
Year ended 7/31/06                       (0.49)      $11.32     2.43%    $  3,058    1.50%       1.08%      2.05%           22%
Year ended 7/31/07                       (0.56)      $11.89    10.08%    $  2,755    1.54%       1.08%      1.88%           30%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS A SHARES
8/1/02(d) to 7/31/03                     (0.19)      $10.53     7.31%*   $  9,387    1.17%**     0.33%**    2.52%**         63%
Year ended 7/31/04                       (0.43)      $10.64     5.11%    $ 20,461    0.84%       0.33%      2.59%           27%
Year ended 7/31/05                       (0.38)      $10.90     6.13%    $ 20,014    0.79%       0.33%      2.76%           46%
Year ended 7/31/06                       (0.48)      $10.70     2.62%    $ 16,138    0.82%       0.33%      3.45%           15%
Year ended 7/31/07                       (0.60)      $10.97     8.33%    $ 15,083    0.89%       0.33%      3.44%           24%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS B SHARES
8/1/02(d) to 7/31/03                     (0.15)      $10.50     6.54%*   $  8,795    1.86%**     1.08%**    1.75%**         63%
Year ended 7/31/04                       (0.35)      $10.61     4.37%    $ 13,524    1.58%       1.08%      1.80%           27%
Year ended 7/31/05                       (0.30)      $10.87     5.34%    $ 12,688    1.54%       1.08%      2.01%           46%
Year ended 7/31/06                       (0.40)      $10.67     1.83%    $ 10,208    1.57%       1.08%      2.69%           15%
Year ended 7/31/07                       (0.51)      $10.95     7.53%    $  9,242    1.64%       1.07%      2.69%           24%
-----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM CLASS C SHARES
8/1/02(d) to 7/31/03                     (0.14)      $10.51     6.58%*   $  2,203    1.86%**     1.08%**    1.63%**         63%
Year ended 7/31/04                       (0.36)      $10.61     4.34%    $  6,563    1.58%       1.08%      1.81%           27%
Year ended 7/31/05                       (0.30)      $10.88     5.30%    $  5,304    1.54%       1.08%      2.01%           46%
Year ended 7/31/06                       (0.39)      $10.67     1.72%    $  3,816    1.57%       1.08%      2.68%           15%
Year ended 7/31/07                       (0.52)      $10.95     7.59%    $  3,091    1.64%       1.07%      2.67%           24%


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                               CHANGE IN NET ASSETS                    LESS DIVIDENDS AND
                                                             RESULTING FROM OPERATIONS                 DISTRIBUTIONS FROM
                                                           -----------------------------              --------------------
                                                                           NET REALIZED
                                                                               AND
                                                                            UNREALIZED    CHANGE IN
                                                NET ASSET                 GAINS/(LOSSES)  NET ASSETS
                                                 VALUE,         NET            FROM       RESULTING      NET        NET
                                                BEGINNING   INVESTMENT      INVESTMENT       FROM     INVESTMENT  REALIZED
                                                OF PERIOD  INCOME/(LOSS)   TRANSACTIONS   OPERATIONS    INCOME     GAINS
----------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS A SHARES
11/29/05(d) to 7/31/06                            $10.00       0.41             (0.27)       0.14       (0.40)        --
Year ended 7/31/07                                $ 9.74       0.68(!)          (0.13)       0.55       (0.69)     (0.03)
----------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS B SHARES
11/29/05(d) to 7/31/06                            $10.00       0.33             (0.24)       0.09       (0.36)        --
Year ended 7/31/07                                $ 9.73       0.61(!)          (0.13)       0.48       (0.62)     (0.03)
----------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS C SHARES
11/29/05(d) to 7/31/06                            $10.00       0.35             (0.25)       0.10       (0.36)        --
Year ended 7/31/07                                $ 9.74       0.60(!)          (0.12)       0.48       (0.62)     (0.03)
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND CLASS A SHARES
Year ended 7/31/03                                $ 9.92       0.37              0.08        0.45       (0.42)        --
Year ended 7/31/04                                $ 9.95       0.25              0.16        0.41       (0.34)        --
Year ended 7/31/05                                $10.02       0.30              0.11        0.41       (0.35)     (0.01)
Year ended 7/31/06                                $10.07       0.39             (0.30)       0.09       (0.42)     (0.06)
Year ended 7/31/07                                $ 9.68       0.43(!)(@)          --        0.43       (0.44)        --
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND CLASS B SHARES
Year ended 7/31/03                                $ 9.93       0.28              0.08        0.36       (0.34)        --
Year ended 7/31/04                                $ 9.95       0.15              0.18        0.33       (0.26)        --
Year ended 7/31/05                                $10.02       0.23              0.10        0.33       (0.27)     (0.01)
Year ended 7/31/06                                $10.07       0.32             (0.30)       0.02       (0.35)     (0.06)
Year ended 7/31/07                                $ 9.68       0.35(!)(@)        0.01        0.36       (0.36)        --
----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND CLASS C SHARES
Year ended 7/31/03                                $ 9.93       0.29              0.08        0.37       (0.34)        --
Year ended 7/31/04                                $ 9.96       0.17              0.15        0.32       (0.26)        --
Year ended 7/31/05                                $10.02       0.23              0.10        0.33       (0.27)     (0.01)
Year ended 7/31/06                                $10.07       0.31             (0.28)       0.03       (0.35)     (0.06)
Year ended 7/31/07                                $ 9.69       0.35(!)(@)          --        0.35       (0.36)        --
----------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 7/31/03                                $ 9.81       0.28              0.02        0.30       (0.37)        --
Year ended 7/31/04                                $ 9.74       0.18(!)          (0.07)       0.11       (0.29)        --
Year ended 7/31/05                                $ 9.56       0.19             (0.09)       0.10       (0.30)        --
Year ended 7/31/06                                $ 9.36       0.28             (0.04)       0.24       (0.35)        --
Year ended 7/31/07                                $ 9.25       0.35(!)           0.08        0.43       (0.36)     (0.01)
----------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03 (d) to 7/31/04                             $ 9.75       0.09(!)          (0.06)       0.03       (0.22)        --
Year ended 7/31/05                                $ 9.56       0.10             (0.08)       0.02       (0.22)        --
Year ended 7/31/06                                $ 9.36       0.21             (0.04)       0.17       (0.28)        --
Year ended 7/31/07                                $ 9.25       0.28(!)           0.09        0.37       (0.29)     (0.01)
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/03                                $10.77       0.40(!)          (0.07)       0.33       (0.40)     (0.16)
Year ended 7/31/04                                $10.54       0.40(!)           0.06        0.46       (0.40)     (0.17)
Year ended 7/31/05                                $10.43       0.38              0.06        0.44       (0.37)     (0.39)
Year ended 7/31/06                                $10.11       0.36             (0.23)       0.13       (0.35)     (0.44)
Year ended 7/31/07                                $ 9.45       0.36(!)(@)       (0.01)       0.35       (0.34)     (0.10)
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS B SHARES
Year ended 7/31/03                                $10.71       0.32(!)          (0.07)       0.25       (0.33)     (0.16)
Year ended 7/31/04                                $10.47       0.32(!)           0.07        0.39       (0.32)     (0.17)
Year ended 7/31/05                                $10.37       0.29              0.06        0.35       (0.29)     (0.39)
Year ended 7/31/06                                $10.04       0.28             (0.24)       0.04       (0.27)     (0.44)
Year ended 7/31/07                                $ 9.37       0.29(!)(@)          --        0.29       (0.27)     (0.10)
----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/03                                $10.72       0.32(!)          (0.07)       0.25       (0.33)     (0.16)
Year ended 7/31/04                                $10.48       0.32(!)           0.07        0.39       (0.32)     (0.17)
Year ended 7/31/05                                $10.38       0.31              0.04        0.35       (0.29)     (0.39)
Year ended 7/31/06                                $10.05       0.28             (0.23)       0.05       (0.27)     (0.44)
Year ended 7/31/07                                $ 9.39       0.29(!)(@)          --        0.29       (0.26)     (0.10)
----------------------------------------------------------------------------------------------------------------------------


                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                         ----------------------------------------------------------

                                                                                  RATIOS OF   RATIOS OF
                                                       NET      TOTAL      NET    EXPENSES     EXPENSES  RATIOS OF NET
                                          TOTAL       ASSET    RETURN    ASSETS,     TO           TO      INVESTMENT
                                        DIVIDENDS    VALUE,   (EXCLUDES   END OF   AVERAGE     AVERAGE   INCOME/(LOSS)   PORTFOLIO
                                           AND       END OF     SALES     PERIOD     NET         NET      TO AVERAGE     TURNOVER
                                      DISTRIBUTIONS  PERIOD    CHARGE)   (000's)  ASSETS (a)  ASSETS (b)  NET ASSETS      RATE (e)
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS A SHARES
11/29/05(d) to 7/31/06                   (0.40)      $ 9.74    1.44%*    $   227     2.98%**     0.99%**    6.74%**          41%
Year ended 7/31/07                       (0.72)      $ 9.57    5.47%     $   175     1.39%       0.99%      6.83%            42%
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS B SHARES
11/29/05(d) to 7/31/06                   (0.36)      $ 9.73    0.91%*    $    96     7.16%**     1.74%**    5.98%**          41%
Year ended 7/31/07                       (0.65)      $ 9.56    4.83%     $   156     2.15%       1.74%      6.12%            42%
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND CLASS C SHARES
11/29/05(d) to 7/31/06                   (0.36)      $ 9.74    0.94%*    $    55     8.04%**     1.74%**    5.93%**          41%
Year ended 7/31/07                       (0.65)      $ 9.57    4.72%     $   127     2.15%       1.74%      6.04%            42%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND CLASS A SHARES
Year ended 7/31/03                       (0.42)      $ 9.95    4.62%     $20,572     1.14%       1.05%      3.57%           332%
Year ended 7/31/04                       (0.34)      $10.02    4.00%     $22,559     1.15%       1.04%      2.51%           389%
Year ended 7/31/05                       (0.36)      $10.07    4.17%     $15,876     1.16%       1.03%      3.01%           385%
Year ended 7/31/06                       (0.48)      $ 9.68    0.97%     $11,657     1.15%       0.99%      3.97%           352%
Year ended 7/31/07                       (0.44)      $ 9.67    4.45%(@)  $ 8,223     1.16%       0.97%      4.32%            65%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND CLASS B SHARES
Year ended 7/31/03                       (0.34)      $ 9.95    3.74%     $ 7,418     1.89%       1.80%      2.81%           332%
Year ended 7/31/04                       (0.26)      $10.02    3.19%     $ 4,512     1.91%       1.78%      2.27%           385%
Year ended 7/31/05                       (0.28)      $10.07    3.38%     $ 3,907     1.91%       1.78%      2.27%           385%
Year ended 7/31/06                       (0.41)      $ 9.68    0.20%     $ 2,655     1.91%       1.74%      3.20%           352%
Year ended 7/31/07                       (0.36)      $ 9.68    3.75%(@)  $ 2,151     1.91%       1.72%      3.57%            65%
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND CLASS C SHARES
Year ended 7/31/03                       (0.34)      $ 9.96    3.75%     $ 1,246     1.89%       1.80%      2.79%           332%
Year ended 7/31/04                       (0.26)      $10.02    3.20%     $   768     1.90%       1.79%      1.76%           389%
Year ended 7/31/05                       (0.28)      $10.07    3.37%     $   649     1.91%       1.78%      2.26%           385%
Year ended 7/31/06                       (0.41)      $ 9.69    0.30%     $   315     1.91%       1.74%      3.16%           352%
Year ended 7/31/07                       (0.36)      $ 9.68    3.65%(@)  $   225     1.90%       1.72%      3.57%            65%
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS A SHARES
Year ended 7/31/03                       (0.37)      $ 9.74    3.07%     $33,975     1.01%       0.89%      2.39%            72%
Year ended 7/31/04                       (0.29)      $ 9.56    1.12%     $28,262     1.02%       0.89%      1.81%            90%
Year ended 7/31/05                       (0.30)      $ 9.36    1.00%     $17,117     1.02%       0.98%      2.10%            68%
Year ended 7/31/06                       (0.35)      $ 9.25    2.60%     $12,362     1.03%       0.92%      3.07%            53%
Year ended 7/31/07                       (0.37)      $ 9.31    4.70%     $ 9,704     1.05%       0.89%      3.72%            75%
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND CLASS C SHARES
8/1/03 (d) to 7/31/04                    (0.22)      $ 9.56    0.39%*    $   526     1.77%**     1.74%**    0.97%**          90%
Year ended 7/31/05                       (0.22)      $ 9.36    0.23%     $   362     1.77%       1.73%      1.34%            68%
Year ended 7/31/06                       (0.28)      $ 9.25    1.81%     $   205     1.79%       1.67%      2.31%            53%
Year ended 7/31/07                       (0.30)      $ 9.32    3.93%     $   160     1.81%       1.64%      2.97%            75%
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/03                       (0.56)      $10.54    3.05%     $ 1,906     1.18%       1.04%      3.71%            21%
Year ended 7/31/04                       (0.57)      $10.43    4.35%     $ 2,462     1.24%       1.04%      3.81%            35%
Year ended 7/31/05                       (0.76)      $10.11    4.35%     $ 1,637     1.29%       1.03%      3.63%            83%
Year ended 7/31/06                       (0.79)      $ 9.45    1.32%     $ 1,378     1.31%       0.90%      3.62%            87%
Year ended 7/31/07                       (0.44)      $ 9.36    3.76%(@)  $ 1,231     1.38%       0.86%      3.63%            27%
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS B SHARES
Year ended 7/31/03                       (0.49)      $10.47    2.26%     $ 1,205     1.92%       1.79%      2.97%            21%
Year ended 7/31/04                       (0.49)      $10.37    3.71%     $ 1,528     1.99%       1.79%      3.06%            35%
Year ended 7/31/05                       (0.68)      $10.04    3.50%     $ 1,479     2.04%       1.78%      2.85%            83%
Year ended 7/31/06                       (0.71)      $ 9.37    0.47%     $ 1,016     2.06%       1.66%      2.86%            87%
Year ended 7/31/07                       (0.37)      $ 9.29    2.98%(@)  $   864     2.13%       1.61%      2.88%            27%
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/03                       (0.49)      $10.48    2.31%     $   548     1.93%       1.79%      2.98%            21%
Year ended 7/31/04                       (0.49)      $10.38    3.71%     $   363     1.98%       1.79%      3.05%            35%
Year ended 7/31/05                       (0.68)      $10.05    3.45%     $   179     2.03%       1.78%      2.91%            83%
Year ended 7/31/06                       (0.71)      $ 9.39    0.56%     $    87     2.06%       1.66%      2.86%            87%
Year ended 7/31/07                       (0.36)      $ 9.32    3.04%(@)  $    43     2.12%       1.61%      2.89%            27%
-----------------------------------------------------------------------------------------------------------------------------------


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                               CHANGE IN NET ASSETS                    LESS DIVIDENDS AND
                                                             RESULTING FROM OPERATIONS                 DISTRIBUTIONS FROM
                                                           -----------------------------              --------------------
                                                                           NET REALIZED
                                                                               AND
                                                                            UNREALIZED    CHANGE IN
                                                NET ASSET                 GAINS/(LOSSES)  NET ASSETS
                                                 VALUE,         NET            FROM       RESULTING      NET        NET
                                                BEGINNING   INVESTMENT      INVESTMENT       FROM     INVESTMENT  REALIZED
                                                OF PERIOD  INCOME/(LOSS)   TRANSACTIONS   OPERATIONS    INCOME     GAINS
----------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/03                                $10.79       0.34(!)          (0.07)       0.27       (0.34)     (0.07)
Year ended 7/31/04                                $10.65       0.34             (0.02)       0.32       (0.34)     (0.09)
Year ended 7/31/05                                $10.54       0.33             (0.07)       0.26       (0.39)     (0.08)
Year ended 7/31/06                                $10.33       0.33(!)          (0.20)       0.13       (0.33)     (0.13)
Year ended 7/31/07                                $10.00       0.34(!)          (0.02)       0.32       (0.34)     (0.03)
----------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
Year ended 7/31/03                                $10.78       0.26(!)          (0.08)       0.18       (0.26)     (0.07)
Year ended 7/31/04                                $10.63       0.30             (0.03)       0.27       (0.30)     (0.09)
Year ended 7/31/05                                $10.51       0.34             (0.07)       0.27       (0.39)     (0.08)
Year ended 7/31/06                                $10.31       0.33(!)          (0.20)       0.13       (0.33)     (0.13)
Year ended 7/31/07                                $ 9.98       0.34(!)          (0.01)       0.33       (0.34)     (0.03)
----------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/03                                $10.78       0.26(!)          (0.08)       0.18       (0.26)     (0.07)
Year ended 7/31/04                                $10.63       0.28             (0.04)       0.24       (0.25)     (0.09)
Year ended 7/31/05                                $10.53       0.24             (0.05)       0.19       (0.31)     (0.08)
Year ended 7/31/06                                $10.33       0.26(!)          (0.21)       0.05       (0.26)     (0.13)
Year ended 7/31/07                                $ 9.99       0.27(!)          (0.02)       0.25       (0.26)     (0.03)
----------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/03                                $10.48       0.35             (0.10)       0.25       (0.34)        --
Year ended 7/31/04                                $10.39       0.33              0.03        0.36       (0.33)     (0.03)
Year ended 7/31/05                                $10.39       0.33             (0.08)       0.25       (0.32)     (0.07)
Year ended 7/31/06                                $10.25       0.33(!)          (0.21)       0.12       (0.33)     (0.03)
Year ended 7/31/07                                $10.01       0.34(!)(@)       (0.04)       0.30       (0.32)     (0.01)
----------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
Year ended 7/31/03                                $10.29       0.27             (0.10)       0.17       (0.27)        --
Year ended 7/31/04                                $10.19       0.24              0.03        0.27       (0.25)     (0.03)
Year ended 7/31/05                                $10.18       0.25             (0.08)       0.17       (0.25)     (0.07)
Year ended 7/31/06                                $10.03       0.25(!)          (0.21)       0.04       (0.26)     (0.03)
Year ended 7/31/07                                $ 9.78       0.26(!)(@)       (0.03)       0.23       (0.25)     (0.01)
----------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/03                                $10.44       0.26             (0.09)       0.17       (0.26)        --
Year ended 7/31/04                                $10.35       0.26              0.02        0.28       (0.25)     (0.03)
Year ended 7/31/05                                $10.35       0.25             (0.09)       0.16       (0.24)     (0.07)
Year ended 7/31/06                                $10.20       0.25(!)          (0.20)       0.05       (0.25)     (0.03)
Year ended 7/31/07                                $ 9.97       0.26(!)(@)       (0.03)       0.23       (0.25)     (0.01)
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/03                                $10.38       0.30             (0.05)       0.25       (0.30)     (0.03)
Year ended 7/31/04                                $10.30       0.27             (0.13)       0.14       (0.27)     (0.01)
Year ended 7/31/05                                $10.16       0.26             (0.13)       0.13       (0.26)     (0.01)
Year ended 7/31/06                                $10.02       0.27             (0.15)       0.12       (0.27)        --
Year ended 7/31/07                                $ 9.87       0.28(!)           0.02        0.30       (0.29)        --
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
Year ended 7/31/03                                $10.38       0.21             (0.05)       0.16       (0.21)     (0.03)
Year ended 7/31/04                                $10.30       0.18             (0.13)       0.05       (0.18)     (0.01)
Year ended 7/31/05                                $10.16       0.17             (0.13)       0.04       (0.17)     (0.01)
Year ended 7/31/06                                $10.02       0.19             (0.15)       0.04       (0.18)        --
Year ended 7/31/07                                $ 9.88       0.20(!)             --        0.20       (0.20)        --
----------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/03                                $10.38       0.21             (0.06)       0.15       (0.21)     (0.03)
Year ended 7/31/04                                $10.29       0.19             (0.13)       0.06       (0.18)     (0.01)
Year ended 7/31/05                                $10.16       0.18             (0.14)       0.04       (0.17)     (0.01)
Year ended 7/31/06                                $10.02       0.19             (0.15)       0.04       (0.18)        --
Year ended 7/31/07                                $ 9.88       0.20(!)           0.01        0.21       (0.20)        --
----------------------------------------------------------------------------------------------------------------------------


                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                          RATIOS/SUPPLEMENTAL DATA
                                                                         ----------------------------------------------------------

                                                                                  RATIOS OF   RATIOS OF
                                                       NET      TOTAL      NET    EXPENSES     EXPENSES  RATIOS OF NET
                                          TOTAL       ASSET    RETURN    ASSETS,     TO           TO      INVESTMENT
                                        DIVIDENDS    VALUE,   (EXCLUDES   END OF   AVERAGE     AVERAGE   INCOME/(LOSS)   PORTFOLIO
                                           AND       END OF     SALES     PERIOD     NET         NET      TO AVERAGE     TURNOVER
                                      DISTRIBUTIONS  PERIOD    CHARGE)   (000's)  ASSETS (a)  ASSETS (b)  NET ASSETS      RATE (e)
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/03                       (0.41)      $10.65    2.48%     $ 4,317     1.08%       0.98%      3.10%           85%
Year ended 7/31/04                       (0.43)      $10.54    3.03%     $ 4,479     1.09%       0.98%      3.17%           84%
Year ended 7/31/05                       (0.47)      $10.33    2.44%     $ 3,064     1.10%       0.95%      3.20%           60%
Year ended 7/31/06                       (0.46)      $10.00    1.27%     $ 2,559     1.12%       0.96%      3.28%           60%
Year ended 7/31/07                       (0.37)      $ 9.95    3.23%     $ 2,038     1.15%       0.94%      3.37%           37%
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS B SHARES
Year ended 7/31/03                       (0.33)      $10.63    1.67%     $ 1,066     1.83%       1.73%      2.35%           85%
Year ended 7/31/04                       (0.39)      $10.51    2.54%     $ 1,269     1.84%       1.44%      2.71%           84%
Year ended 7/31/05                       (0.47)      $10.31    2.54%     $   987     1.86%       0.95%      3.20%           60%
Year ended 7/31/06                       (0.46)      $ 9.98    1.28%     $   446     1.87%       0.96%      3.27%           60%
Year ended 7/31/07                       (0.37)      $ 9.94    3.34%     $   358     1.90%       0.94%      3.37%           37%
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/03                       (0.33)      $10.63    1.64%     $   973     1.83%       1.73%      2.35%           85%
Year ended 7/31/04                       (0.34)      $10.53    2.29%     $   366     1.83%       1.73%      2.42%           84%
Year ended 7/31/05                       (0.39)      $10.33    1.76%     $   157     1.85%       1.69%      2.45%           60%
Year ended 7/31/06                       (0.39)      $ 9.99    0.41%     $    89     1.87%       1.71%      2.52%           60%
Year ended 7/31/07                       (0.29)      $ 9.95    2.55%     $   101     1.89%       1.67%      2.64%           37%
-----------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/03                       (0.34)      $10.39    2.39%     $25,177     1.10%       1.02%      3.23%           20%
Year ended 7/31/04                       (0.36)      $10.39    3.40%     $26,962     1.11%       1.03%      3.14%           15%
Year ended 7/31/05                       (0.39)      $10.25    2.36%     $27,870     1.12%       1.04%      3.13%           19%
Year ended 7/31/06                       (0.36)      $10.01    1.19%     $23,032     1.15%       1.05%      3.29%           25%
Year ended 7/31/07                       (0.33)      $ 9.98    3.06%(@)  $15,451     1.18%       1.04%      3.25%           12%
-----------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS B SHARES
Year ended 7/31/03                       (0.27)      $10.19    1.59%     $ 5,101     1.84%       1.76%      2.48%           20%
Year ended 7/31/04                       (0.28)      $10.18    2.62%     $ 4,714     1.86%       1.78%      2.39%           15%
Year ended 7/31/05                       (0.32)      $10.03    1.66%     $ 4,279     1.87%       1.79%      2.37%           19%
Year ended 7/31/06                       (0.29)      $ 9.78    0.37%     $ 3,426     1.90%       1.80%      2.54%           25%
Year ended 7/31/07                       (0.26)      $ 9.75    2.26%(@)  $ 2,682     1.93%       1.79%      2.50%           12%
-----------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/03                       (0.26)      $10.35    1.65%     $ 6,395     1.85%       1.77%      2.48%           20%
Year ended 7/31/04                       (0.28)      $10.35    2.65%     $ 4,328     1.86%       1.78%      2.39%           15%
Year ended 7/31/05                       (0.31)      $10.20    1.60%     $ 3,820     1.87%       1.79%      2.37%           19%
Year ended 7/31/06                       (0.28)      $ 9.97    0.44%     $ 1,217     1.90%       1.80%      2.50%           25%
Year ended 7/31/07                       (0.26)      $ 9.94    2.19%(@)  $   734     1.93%       1.79%      2.50%           12%
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS A SHARES
Year ended 7/31/03                       (0.33)      $10.30    2.45%     $ 8,006     1.02%       0.84%      2.84%           12%
Year ended 7/31/04                       (0.28)      $10.16    1.37%     $ 7,294     1.03%       0.84%      2.60%           21%
Year ended 7/31/05                       (0.27)      $10.02    1.33%     $ 4,713     1.05%       0.83%      2.55%           11%
Year ended 7/31/06                       (0.27)      $ 9.87    1.20%     $ 4,728     1.13%       0.83%      2.70%           12%
Year ended 7/31/07                       (0.29)      $ 9.88    3.05%     $ 4,511     1.22%       0.83%      2.85%           28%
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS B SHARES
Year ended 7/31/03                       (0.24)      $10.30    1.70%     $ 2,010     1.76%       1.69%      1.95%           12%
Year ended 7/31/04                       (0.19)      $10.16    0.43%     $ 1,574     1.78%       1.69%      1.76%           21%
Year ended 7/31/05                       (0.18)      $10.02    0.46%     $ 1,175     1.80%       1.68%      1.71%           11%
Year ended 7/31/06                       (0.18)      $ 9.88    0.42%     $   607     1.88%       1.68%      1.83%           12%
Year ended 7/31/07                       (0.20)      $ 9.88    2.06%     $   568     1.98%       1.68%      2.00%           28%
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND CLASS C SHARES
Year ended 7/31/03                       (0.24)      $10.29    1.60%     $ 3,967     1.77%       1.69%      1.97%           12%
Year ended 7/31/04                       (0.19)      $10.16    0.48%     $ 1,794     1.78%       1.69%      1.76%           21%
Year ended 7/31/05                       (0.18)      $10.02    0.43%     $   449     1.80%       1.68%      1.69%           11%
Year ended 7/31/06                       (0.18)      $ 9.88    0.43%     $   196     1.88%       1.68%      1.83%           12%
Year ended 7/31/07                       (0.20)      $ 9.89    2.16%     $   145     1.98%       1.68%      2.00%           28%
-----------------------------------------------------------------------------------------------------------------------------------


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 NET REALIZED
                                               NET ASSET                        AND UNREALIZED         LESS
                                                VALUE,             NET              GAINS/         DISTRIBUTIONS
                                               BEGINNING        INVESTMENT      (LOSSES) FROM           TO
                                               OF PERIOD         INCOME           INVESTMENTS       SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/03                               $1.00            0.01                 --(^)           (0.01)
Year ended 7/31/04                               $1.00              --(^)              --(^)              --(^)
Year ended 7/31/05                               $1.00            0.02                 --(^)           (0.02)
Year ended 7/31/06                               $1.00            0.04                 --(^)           (0.04)
Year ended 7/31/07                               $1.00            0.05(!)(@)           --(^)           (0.05)
------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS B SHARES
Year ended 7/31/03                               $1.00              --(^)              --(^)              --(^)
Year ended 7/31/04                               $1.00              --(^)              --(^)              --(^)
Year ended 7/31/05                               $1.00            0.01                 --(^)           (0.01)
Year ended 7/31/06                               $1.00            0.03                 --(^)           (0.03)
Year ended 7/31/07                               $1.00            0.04(!)(@)           --(^)           (0.04)
------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS C SHARES
Year ended 7/31/03                               $1.00              --(^)              --(^)              --(^)
Year ended 7/31/04                               $1.00              --(^)              --(^)              --(^)
Year ended 7/31/05                               $1.00            0.01                 --(^)           (0.01)
Year ended 7/31/06                               $1.00            0.03                 --(^)           (0.03)
Year ended 7/31/07                               $1.00            0.04(!)(@)           --(^)           (0.04)
------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/03                               $1.00            0.01                 --              (0.01)
Year ended 7/31/04                               $1.00              --(^)              --                 --(^)
Year ended 7/31/05                               $1.00            0.01                 --(^)           (0.01)
Year ended 7/31/06                               $1.00            0.02                 --(^)           (0.02)
Year ended 7/31/07                               $1.00            0.03(!)              --              (0.03)
------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/03                               $1.00            0.01                 --^             (0.01)
Year ended 7/31/04                               $1.00              --(^)              --(^)              --(^)
Year ended 7/31/05                               $1.00            0.01                 --              (0.01)
Year ended 7/31/06                               $1.00            0.03                 --(^)           (0.03)
Year ended 7/31/07                               $1.00            0.03(!)              --(^)           (0.03)
------------------------------------------------------------------------------------------------------------------


                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                                                 RATIOS/SUPPLEMENTAL DATA
                                                                   -----------------------------------------------------

                                                                              RATIOS OF       RATIO OF       RATIOS OF
                                                                   NET        EXPENSES        EXPENSES          NET
                                         NET ASSET                ASSETS,        TO              TO          INVESTMENT
                                           VALUE,                 END OF       AVERAGE        AVERAGE          INCOME
                                           END OF      TOTAL      PERIOD         NET            NET          TO AVERAGE
                                           PERIOD      RETURN    (000 'S)     ASSETS (a)     ASSETS (b)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/03                         $1.00        0.76%    $436,687        0.90%          0.79%          0.77%
Year ended 7/31/04                         $1.00        0.40%    $387,424        0.91%          0.79%          0.40%
Year ended 7/31/05                         $1.00        1.66%    $464,391        0.90%          0.79%          1.67%
Year ended 7/31/06                         $1.00        3.71%    $455,183        0.91%          0.79%          3.65%
Year ended 7/31/07                         $1.00        4.67%    $625,362        0.91%          0.79%          4.57%
------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS B SHARES
Year ended 7/31/03                         $1.00        0.32%    $  2,426        1.65%          1.22%          0.33%
Year ended 7/31/04                         $1.00        0.24%    $  1,651        1.66%          0.95%          0.23%
Year ended 7/31/05                         $1.00        0.95%    $  1,340        1.66%          1.51%          1.14%
Year ended 7/31/06                         $1.00        2.94%    $  1,216        1.66%          1.54%          2.84%
Year ended 7/31/07                         $1.00        3.90%    $  1,468        1.66%          1.54%          3.83%
------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND CLASS C SHARES
Year ended 7/31/03                         $1.00        0.32%    $    154        1.65%          1.14%          0.32%
Year ended 7/31/04                         $1.00        0.23%    $  2,843        1.66%          0.98%          0.25%
Year ended 7/31/05                         $1.00        0.95%    $  1,474        1.65%          1.46%          0.85%
Year ended 7/31/06                         $1.00        2.93%    $    879        1.66%          1.54%          2.80%
Year ended 7/31/07                         $1.00        3.90%    $  1,066        1.66%          1.54%          3.82%
------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/03                         $1.00        0.78%    $     19        0.92%          0.64%          0.90%
Year ended 7/31/04                         $1.00        0.49%    $     18        0.91%          0.64%          0.48%
Year ended 7/31/05                         $1.00        1.30%    $    110        0.93%          0.69%          1.45%
Year ended 7/31/06                         $1.00        2.48%    $  1,686        0.93%          0.70%          2.77%
Year ended 7/31/07                         $1.00        3.04%    $ 14,710        0.92%          0.70%          3.07%
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND CLASS A SHARES
Year ended 7/31/03                         $1.00        0.80%    $ 53,079        1.03%          0.52%          0.80%
Year ended 7/31/04                         $1.00        0.43%    $ 17,590        1.05%          0.63%          0.42%
Year ended 7/31/05                         $1.00        1.30%    $ 25,516        1.06%          0.63%          1.30%
Year ended 7/31/06                         $1.00        2.62%    $ 27,027        1.06%          0.50%          2.62%
Year ended 7/31/07                         $1.00        3.30%    $ 38,516        1.04%          0.46%          3.24%
------------------------------------------------------------------------------------------------------------------------



NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


(a)  Before waivers and reimbursements.

(b)   Net of waivers and reimbursements.

(c)   Commencement of operations was August 1, 2005.

(d)   Reflects date of commencement of operations.

(e) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.

(^)   Amount is less than $0.005 per share.

(+)   Formerly the Large Cap Core Fund.

*     Not annualized.

**    Annualized.

(#)   Represents income or gains/(losses) from affiliates.

(!)   Average shares method used in calculation.

(~) Includes dividend expense for securities sold short. Dividend expense was less than 0.005% for the year ended July 31, 2007.

(@) During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of BISYS Fund Services, a former service provider to the Funds. See Note 3 in Notes to Financial Statements for further information. The payment is reported as INCREASE FROM PAYMENT BY THE ADVISOR in the Statements of Operations. See additional information below regarding per share impacts and total return for the year ended July 31, 2007 had this payment not occurred.

                                      TOTAL RETURN EXCLUDING PAYMENT BY THE ADVISOR            AMOUNT PER SHARE FOR
                                                 (EXCLUDES SALES CHARGE)                      PAYMENT BY THE ADVISOR&
----------------------------------------------------------------------------------------------------------------------
                                    CLASS A               CLASS B               CLASS C              ALL CLASSES
Mid Cap Growth                       16.93%                16.06%                16.07%                $0.01
Quality Growth                       20.05%                19.15%                19.15%                $0.02
Disciplined Large Cap Value          14.13%                13.38%                13.34%                $  --^
Dividend Growth                      14.64%                13.78%                13.79%                $0.07
International Equity                 24.27%                23.36%                23.31%                $  --^
Total Return Bond                     4.45%                 3.75%                 3.65%                $0.01
Municipal Bond                        3.53%                 2.76%                 2.82%                $0.02
Ohio Municipal                        2.86%                 2.15%                 2.09%                $0.01

(^)   Amount is less than $.005.

(&) Per share impact of the payment by the Advisor was recognized by all classes on July 30, 2007. Calculation is based on outstanding shares as of July 30, 2007. Net investment income/(loss) in these Financial Highlights includes the Payment by the Advisor.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
--------------------------------------------------------------------------------

Fifth Third Funds                      Fifth Third Funds
Stock and Bond Mutual Funds            38 Fountain Square Plaza
Asset Allocation Funds                 Cincinnati, Ohio 45263
Money Market Mutual Funds
Class A Shares
Class B Shares
Class C Shares

--------------------------------------------------------------------------------
Investment Advisor, Administrator      Fifth Third Asset Management, Inc.
and Accountant                         38 Fountain Square Plaza
                                       Cincinnati, Ohio 45263
--------------------------------------------------------------------------------
Distributor                            ALPS Distributor, Inc.
                                       1290 Broadway, Suite 1100
                                       Denver, Colorado 80203
--------------------------------------------------------------------------------
Sub-Advisor                            Fort Washington Investment Advisors, Inc.
(High Yield Bond Fund only)            420 East Fourth Street
                                       Cincinnati, Ohio 45202
--------------------------------------------------------------------------------
Custodian, Sub-Accountant and          State Street Bank and Trust Company
Sub-Administrator                      State Street Financial Center
                                       One Lincoln Street
                                       Boston, Massachusetts 02111-2900
--------------------------------------------------------------------------------
Transfer Agent and Dividend            Boston Financial Data Services, Inc.
Disbursing Agent                       30 Dan Road
                                       Canton, Massachusetts 02021
--------------------------------------------------------------------------------
Independent Registered Public          PricewaterhouseCoopers LLP
Accounting Firm                        100 East Broad Street
                                       Suite 2100
                                       Columbus, Ohio 43215
--------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CALLING THE FUNDS AT 1-800-282-5706:

                                  FIFTH THIRD
                         FUNDS 38 FOUNTAIN SQUARE PLAZA
                             CINCINNATI, OHIO 45263
                      YOU CAN ALSO ACCESS THESE DOCUMENTS,
     FREE OF CHARGE ON THE FUNDS' WEBSITE: HTTP://WWW.FIFTHTHIRDFUNDS.COM*

--------------------------------------------------------------------------------

           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

      o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

      o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.

                                FIFTH THIRD FUNDS

Investment Company Act file no. 811-5669.

                                FIFTH THIRD FUNDS

ABC-1107

o     STOCK AND BOND MUTUAL FUNDS
      ASSET ALLOCATION FUNDS
      INSTITUTIONAL SHARES

      ________________

      PROSPECTUS

      NOVEMBER 29, 2007


      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      FIFTH THIRD FUNDS

FIFTH THIRD FUNDS
STOCK AND BOND MUTUAL FUNDS
ASSET ALLOCATION FUNDS
INSTITUTIONAL SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS

US EQUITY FUNDS - GROWTH
Small Cap Growth Fund ........................   2
Mid Cap Growth Fund ..........................   4
Quality Growth Fund ..........................   6
Dividend Growth Fund .........................   8

US EQUITY FUNDS - VALUE
Micro Cap Value Fund .........................  10
Small Cap Value Fund .........................  12
All Cap Value Fund ...........................  14
Disciplined Large Cap Value Fund .............  16

STRUCTURED PRODUCTS (QUANTITATIVE)
Structured Large Cap Plus Fund ...............  18
Equity Index Fund ............................  20
International Equity Fund ....................  22

SPECIALTY STRATEGY
Strategic Income Fund ........................  24

SPECIALTY-ASSET ALLOCATION STRATEGIES
LifeModel Aggressive FundSM ..................  26
LifeModel Moderately Aggressive FundSM .......  30
LifeModel Moderate FundSM ....................  34
LifeModel Moderately Conservative FundSM .....  38
LifeModel Conservative FundSM ................  42

FIXED INCOME FUNDS - TAXABLE
High Yield Bond Fund .........................  46
Total Return Bond Fund .......................  48
Short Term Bond Fund .........................  50
FIXED INCOME FUNDS - MUNICIPAL
Municipal Bond Fund ..........................  52
Intermediate Municipal Bond Fund .............  54
Ohio Municipal Bond Fund .....................  56
Michigan Municipal Bond Fund .................  58

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables ...................................  60
Expense Examples .............................  64

ADDITIONAL INFORMATION ABOUT THE
        FUNDS' INVESTMENTS
Name Policies ................................  66
Investment Practices .........................  66
Investment Risks .............................  73
Investment Policies of the Underlying Funds ..  75
Additional Information about the Funds .......  76

FUND MANAGEMENT
Investment Advisor and Subadvisor ............  76
Portfolio Managers ...........................  78
Portfolio Holdings ...........................  82

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ...........  83
Abusive Trading Practices ....................  83
Purchasing and Adding To Your Shares .........  84
Selling Your Shares ..........................  85
Exchanging Your Shares .......................  86
Dividends and Capital Gains ..................  87
Expenses .....................................  87
Taxation .....................................  87

FINANCIAL HIGHLIGHTS .........................  91

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the stock, bond, and asset allocation funds (each, a "Fund" and, collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.


All Funds are managed by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor"). Fort Washington Investment Advisors, Inc. ("Fort Washington") acts as investment subadvisor to Fifth Third High Yield Bond Fund.


LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

There is no guarantee that any Fund will achieve its objective.

                                                                          ------
FIFTH THIRD SMALL CAP GROWTH FUND                                         GROWTH
------------------------------------------------------------------------- ------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000 Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of October 31, 2007, the market capitalization of companies included in the Russell 2000 Growth Index ranged from $14 million to $7.7 billion. The median market capitalization of companies included in the Russell 2000 Growth Index was approximately $703 million.


The Fund seeks to outperform the Russell 2000 Growth Index over rolling five-year periods. The Advisor believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Advisor uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Advisor believes this method is particularly valuable in the small cap universe. The Advisor uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on companies demonstrating above-average growth and strong balance sheets. Quantitative analysis is used to identify stocks the Advisor believes have above-average growth and strong balance sheets. Factors considered include return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor uses a fundamental analysis of financial statements to look for companies that, in its opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills.

The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Advisor's position weighting; or a company's relative strength falls below the Advisor's target.

The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 2000 Growth Index and monitoring risk statistics relative to the Russell 2000 Growth Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

27.94%  -6.15%  27.98%  -0.38%  -4.11%  -25.00%  40.45%   6.04%   4.64%  12.05%
--------------------------------------------------------------------------------
 1997    1998    1999     2000    2001    2002     2003    2004    2005   2006

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                 Q4 2001           20.66%
Worst quarter:                                Q3 1998          -21.20%
Year to Date Return (1/1/07 to 9/30/07):                        14.51%
--------------------------------------------------------------------------------


______________
(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Small Company Growth Fund. On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Small Cap Growth Fund.

FIFTH THIRD SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
---------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE   PAST YEAR       PAST 5 YEARS    PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(2)                                              11/2/92
   Return Before Taxes                                                              12.05%             5.54%            6.75%
   Return After Taxes on Distributions(3)                                            8.10%             3.59%            5.13%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                   12.15%             4.55%            5.49%
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL 2000(R) GROWTH INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                              13.35%             6.93%            4.88%
---------------------------------------------------------------------------------------------------------------------------------



(1) On October 29, 2001, the Kent Small Company Growth Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Small Cap Growth Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Small Company Growth Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

                                                                          ------
FIFTH THIRD MID CAP GROWTH FUND                                           GROWTH
------------------------------------------------------------------------- ------

FUNDAMENTAL OBJECTIVE Growth of capital. Income is a secondary objective.


PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in common stocks of mid cap companies. Mid cap companies are defined as those companies included in the Russell MidCap Growth Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of October 31, 2007, the market capitalization of companies included in the Russell MidCap Growth Index ranged from approximately $835 million to approximately $31 billion. The average market capitalization of companies included in the Russell MidCap Growth Index was $9.9 billion and the median market capitalization was approximately $5.0 billion.


To achieve its secondary objective of income, the Fund relies on dividend and interest income. The Fund may invest up to 20% of its assets in common stocks of large cap companies (many of which pay dividends), small cap companies, convertible securities, and debt securities that pay interest.

The Fund seeks to outperform the Russell MidCap Growth Index over rolling five-year periods. The Advisor believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Advisor uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Advisor believes this method is particularly valuable in the mid cap universe. The Advisor uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on companies demonstrating above-average growth and strong balance sheets. Quantitative analysis is used to identify stocks the Advisor believes have above-average growth and strong balance sheets. Factors considered include return on assets, price to earnings per share, price to cash flow, and earnings per share growth. The Advisor uses a fundamental analysis of financial statements to look for companies that, in its opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills.

The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Advisor's position weighting; or a company's relative strength falls below the Advisor's target.

The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell MidCap Growth Index and monitoring risk statistics relative to the Russell MidCap Growth Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.


MEDIUM-SIZED COMPANY RISK. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to these factors and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often less liquid, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.


DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return on their investment, to an extent, supporting a stock's price, even during periods when prices of equity securities are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest profits into research, development, plant and equipment to accommodate expansion.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.


FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the risk that prices of debt securities will rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. In addition, debt securities are subject to CREDIT RISK, which is the risk that an issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.

FIFTH THIRD MID CAP GROWTH FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

                                  [BAR CHART]

32.64%  3.41%   17.06%  6.93%  -6.28%  -30.43%  37.51%  8.32%   11.30%   10.03%
--------------------------------------------------------------------------------
1997     98      99      00      01      02       03     04      05       06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                 Q4 1999         23.15%
Worst quarter:                                Q3 2001        -22.69%
Year to Date Return (1/1/07 to 9/30/07):                      13.29%
--------------------------------------------------------------------------------


________________
(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.



---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
---------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE    PAST YEAR     PAST 5 YEARS     PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(1)                                                1/1/85
   Return Before Taxes                                                               10.03%          4.88%             7.41%
   Return After Taxes on Distributions(2)                                             6.87%          4.23%             6.08%
   Return After Taxes on Distributions
       and Sale of Fund Shares(2)                                                    10.84%          4.21%             6.07%
---------------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) GROWTH INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                               10.66%          8.22%             8.82%
---------------------------------------------------------------------------------------------------------------------------------



(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell MidCap(R) Growth Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000(R)
      Index with higher price-to-book ratios and higher forecasted growth value.

                                                                          ------
FIFTH THIRD QUALITY GROWTH FUND                                           GROWTH
------------------------------------------------------------------------- ------

FUNDAMENTAL OBJECTIVE Growth of capital. Income is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 65% of its total assets in common stocks of growth companies.

The Advisor considers growth companies to be those companies that, in the opinion of the Advisor, offer excellent prospects for consistent, above-average revenue and earnings growth, improving profit trends, and positive investor sentiment coupled with solid operating momentum. The Advisor generally looks for companies with a strong record of earnings growth and considers the company's current ratio of debt to capital and the quality of its management. Most of the companies in which the Fund invests are U.S. companies with a market capitalization greater than $3 billion.

To achieve its secondary objective of income, the Fund may rely on dividend income that it receives from common stocks and interest income it receives from other investments, including convertible securities. The Fund reserves the right to invest up to 35% of its total assets in convertible securities which, at the time of investment, are rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's or in the Baa major rating category or higher by Moody's or their unrated equivalents.


The Fund seeks to outperform the Russell 1000(R) Growth Index over rolling five-year periods. The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Advisor believes that stock prices are driven by earnings growth, and that superior returns occur when a company experiences rapid and accelerating growth due to improving fundamentals. The Advisor uses a bottom-up investment process with fundamental research providing the basis for stock selection. The Advisor uses a combination of fundamental, momentum and valuation-based disciplines for portfolio construction, with a particular focus on strong fundamental growth, better than average valuation characteristics, and strong financial condition and characteristics. Factors considered in identifying companies with strong earnings growth include the business model, the quality of management, competitive advantages, the product pipeline, and financial characteristics. The Advisor uses a fundamental analysis of financial statements to look for companies that, in its opinion, have stock prices that do not accurately reflect cash flows, tangible assets or management skills.


The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes overvalued or less attractive; there is deterioration in a company's fundamentals, management, or financial reporting; one of the Fund's holdings has exceeded the Advisor's position weighting; or a company's relative strength falls below the Advisor's target.


The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector and position weightings relative to the Russell 1000(R) Growth Index and monitoring risk statistics relative to the Russell 1000(R) Growth Index. The Adviser also relies on intensive research and believes that security selection will be the main source of active risk.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

GROWTH SECURITIES RISK. The Fund invests in growth oriented stocks, which are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations change or are not met, share prices generally fall.

SMALLER COMPANY RISK. Stocks of smaller companies tend to be volatile and more sensitive to long-term market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

LARGE AND MEDIUM-SIZED COMPANY RISK. There are inherent risks to investing in equity securities of large and medium-sized companies. For instance, changes in the competitive environment can create business challenges that may increase the volatility of a specific equity. A company's size, usually defined by market capitalization, can also create various risks for the Fund. Larger, more established companies tend to operate in mature markets, which often are very competitive with less robust growth prospects. Stocks of mid-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.


CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the risk that prices of debt securities will rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. In addition, debt securities are subject to CREDIT RISK, which is the risk that an issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.

FIFTH THIRD QUALITY GROWTH FUND
--------------------------------------------------------------------------------


TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES (1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

32.70%  30.16%  23.86%  -3.82%  -13.76%  -32.51%  31.37%  -0.88%  6.25%   4.95%
--------------------------------------------------------------------------------
1997     98      99      00      01        02      03       04     05       06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                    Q4 1998        28.21%
Worst quarter:                                   Q2 2002       -19.74%
Year to Date Return (1/1/07 to 9/30/07):                        17.44%
--------------------------------------------------------------------------------

_________________
(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.



-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
-------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
Institutional Shares(1)                                               1/1/83
   Return Before Taxes                                                                 4.95%         -0.40%          5.69%
   Return After Taxes on Distributions(2)                                              4.65%         -0.48%          4.83%
   Return After Taxes on Distributions
       and Sale of Fund Shares(2)                                                      3.52%         -0.36%          4.75%
-------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) GROWTH INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                 9.07%          2.69%          5.44%
-------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                15.79%          6.19%          8.42%
-------------------------------------------------------------------------------------------------------------------------------



(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 1000(R) Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

** The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

                                                                     -----------
FIFTH THIRD DIVIDEND GROWTH FUND                                       GROWTH
-------------------------------------------------------------------- -----------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities. The Fund will normally concentrate its investments in a group of 35 to 65 stocks. The Fund is designed to provide long-term capital appreciation by investing at least 80% of its assets in high-quality companies with histories of rising earnings and dividends. The portfolio managers believe that high-quality companies have the potential to provide an increasing stream of income to shareholders and protect investment capital in down markets. In selecting suitable investments, the Advisor will attempt to find companies with a track record of consistent growth in earnings and dividends. The Fund may also invest up to 20% of its assets in attractive growth or attractive value companies that may or may not pay a dividend. The Advisor will focus on several key areas in implementing the Fund's investment strategy.

The Advisor will typically employ quantitative screens to identify high-quality companies that meet market capitalization targets. The Advisor will evaluate widely-traded companies with market capitalizations greater than $2 billion-including large and some mid cap companies. Within this universe of companies, the Advisor will seek companies that are experiencing consistent earnings and dividend growth by searching for companies that have reported increased earnings and/or dividends over the last several reporting periods.

The Advisor will typically also rank each company based on the quality of earnings and dividends and the prospect for a continuation of earnings and dividends growth. The Advisor will typically employ screening tools that capture quantitative factors such as earnings and dividend quality rankings, earnings stability, and earnings and dividend growth - screening that will aid in the identification of attractive new ideas warranting further consideration.

The Advisor will typically also conduct an analysis of company fundamentals and historical valuations. The Advisor will typically utilize a stock selection approach that is fundamentally based and focuses on issues related to the quality of management, product development, reputation, financial progress, business models, and enterprise risks.

The Fund's disciplined approach will continue once a stock is purchased and the Advisor will closely monitor risk factors of the portfolio and seek to control risk by adjusting sector weights and diversifying the portfolio as it deems appropriate.

The Advisor will typically also employ a consistent sell strategy. If a stock that was chosen for the portfolio no longer meets the pre-established parameters, or if another company is identified to have greater fundamental potential, the stock may be sold.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

NON-DIVERSIFICATION RISK. The Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and, thus, could be significantly affected by the performance of one or a small number of issuers. Because the Fund is non-diversified, a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return and the Fund also could produce lower yields and be subject to higher volatility during some periods.

EQUITY SECURITIES RISK. Equity securities may be subject to sudden and unpredictable drops in value or periods of lackluster performance.

GROWTH SECURITIES RISK. Growth stocks are those that have a history of above average growth or that are expected to enter periods of above average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

LARGER COMPANY RISK. Larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preferences.

MEDIUM-SIZED COMPANY RISK. Stocks of medium-sized companies can be more sensitive to long market declines than larger companies, in part because they generally do not have the financial resources that larger companies have.

DIVIDEND SECURITIES RISK. Stocks that pay regular dividends provide investors some return of their investment, to an extent, supporting the stock's price, even during periods when the prices of equity securities generally are falling. However, dividend-paying stocks, especially those that pay significant dividends, also tend to appreciate less quickly than stocks of companies in developing industries, which tend to reinvest most profits into research, development, plant and equipment to accommodate expansion.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

FIFTH THIRD DIVIDEND GROWTH FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1),(2)
--------------------------------------------------------------------------------

                                   [BAR CHART]

35.43%  32.94%  11.64%  -19.76%  -21.81%  -29.69%  20.37%  4.52%  4.46%  13.03%
--------------------------------------------------------------------------------
1997     98      99       00       01       02      03      04     05      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                Q4 1998        24.93%
Worst quarter:                               Q1 2001       -18.65%
Year to Date Return (1/1/07 to 9/30/07):                    13.38%
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                             INCEPTION DATE   PAST YEAR  PAST 5 YEARS  PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(2)                                                          3/4/85
   Return Before Taxes                                                                         13.03%       0.87%          2.79%
   Return After Taxes on Distributions(3)                                                      12.17%       0.72%          2.23%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                               8.44%       0.65%          2.26%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500 INDEX(R)* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                          15.79%       6.19%          8.42%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) INDEX** (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                    15.46%       6.83%          8.65%
------------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000 GROWTH INDEX*** (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                9.07%       2.69%          5.44%
------------------------------------------------------------------------------------------------------------------------------------


(1) Effective August 1, 2005, the investment strategies, policies and risks of the Fifth Third Select Stock Fund were modified and the fund was renamed the Fifth Third Dividend Growth Fund.

(2) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period from March 6, 1998 through August 10, 1998 reflects the performance for Class A shares of the Dividend Growth Fund (formerly the Select Stock Fund). On March 6, 1998, the Pinnacle Fund, a registered open-end investment company managed by Heartland Capital Management, Inc. was merged into the Select Stock Fund. For the period prior to March 6, 1998, the quoted performance of Class A shares reflects the performance of Class A shares of the Pinnacle Fund. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Fund has changed its benchmark from the Russell 1000(R) Index to the S&P 500(R) Index, effective August 1, 2005, in order to better represent the Fund's investment policies for comparison purposes.

** The Russell 1000(R) Index is an unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, and represents approximately 92% of the total market capitalization of the Russell 3000(R) Index.

*** The Russell Growth Index is an unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values.

                                                                           -----
FIFTH THIRD MICRO CAP VALUE FUND                                           VALUE
-------------------------------------------------------------------------- -----

FUNDAMENTAL OBJECTIVE Capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are those companies contained within the Russell Micro Cap Value Index, or companies with similar size characteristics. As of October 31, 2007, the market capitalization range for companies contained within the Russell Micro Cap Value Index was from $14 million to $1.3 billion. Equity securities consist of common stock and securities convertible into common stock.

The Fund seeks to provide broad exposure to micro cap domestic equities and seeks to outperform the Russell Micro Cap Value Index over a long-term investment horizon. The Advisor seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Advisor also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Advisor may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis, which may include a review of assets, earnings, sales, products, markets, and management, among other indicators. Ideally, after filtering out companies that do not meet the Advisor's criteria above, the Advisor looks for companies that have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached the Advisor's price target; a company fails to pass the Advisor's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

The Advisor will look to manage risk through several strategies, which will typically include: maintaining minimum and maximum sector weightings relative to the Russell Micro Cap Value Index; monitoring risk statistics relative to the Russell Micro Cap Value Index; and monitoring trade volume.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market and financial conditions. To the extent that the Fund invests in equity securities, it assumes the risks of sudden and unpredictable drops in value and periods of lack-luster performance.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to the risks of equity investing and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies may be thinly-traded, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

21.81%   -1.21%   22.90%   0.25%    69.41%   23.24%   -0.31%   12.79%
---------------------------------------------------------------------
1999       00       01      02        03      04        05       06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                   Q2 2003        31.37%
Worst quarter:                                  Q3 2002       -20.69%
Year to Date Return (1/1/07 to 9/30/07):                        0.58%
--------------------------------------------------------------------------------
_________________
(1) For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund. On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

FIFTH THIRD MICRO CAP VALUE FUND
--------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
---------------------------------------------------------------------------------------------------------------------------------
                                                                    INCEPTION DATE    PAST YEAR   PAST 5 YEARS    SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(2)                                                2/1/98
   Return Before Taxes                                                                  12.79%       18.67%           14.61%
   Return After Taxes on Distributions(3)                                                8.34%       16.09%           12.57%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                       12.65%       15.99%           12.36%
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (SINCE 2/1/98)

RUSSELL 2000(R) VALUE INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  23.48%       15.37%           11.72%
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (SINCE 2/1/98)

RUSSELL MICROCAP TM INDEX**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  16.54%       13.75%              N/A
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   (SINCE 2/1/98)

RUSSELL MICROCAP TM VALUE INDEX***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  21.81%       18.53%              N/A
---------------------------------------------------------------------------------------------------------------------------------


(1) On August 13, 2001, the Fifth Third/Maxus Aggressive Value Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Micro Cap Value Fund.

(2) For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Aggressive Value Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as ranked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

** The Russell Microcap TM Index measures performance of the micro cap segment, representing less than 3% of the U.S. equity market. The Russell Microcap Index includes the 1,000 smallest securities in the small-cap Russell 2000(R) Index plus the next 1,000 securities.

*** The Russell Microcap TM Value Index measures the performance of those Russell MicroCap companies with lower price-to-book ratios and lower forecasted growth values.

                                                                           -----
FIFTH THIRD SMALL CAP VALUE FUND                                           VALUE
-------------------------------------------------------------------------- -----

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in the equity securities of small cap companies. Small cap companies are defined as those companies included in the Russell 2000 Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of October 31, 2007, the market capitalization of companies included in the Russell 2000 Value Index ranged from $14 million to approximately $5.4 billion. The median market capitalization of companies included in the Russell 2000 Value Index was $622 million. Equity securities consist of common stock and securities convertible into common stock. The Fund's investments in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Fund seeks to outperform the Russell 2000 Value Index over a long-term investment horizon. The Advisor seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Advisor also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Advisor may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes fully valued or less attractive; one of the Fund's holdings has performed well and reached or approached the Advisor's price target; a company fails to pass the Advisor's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 2000 Value Index and monitoring risk statistics relative to the Russell 2000 Value Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to the risks of equity investing and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often thinly-traded, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above average risk.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

REIT RISK. Investments in real estate investment trusts or "REITs" subject the Fund to risks associated with the direct ownership of real estate. Market conditions or events affecting the overall market for REITs, such as declining property values or rising interest rates, could have a negative impact on the Fund's performance.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

                      11.78%        11.99%        13.65%
                      ------------------------------------
                      2004           05            06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                  Q4 2004       7.84%
Worst quarter:                                 Q3 2004      -2.62%
Year to Date Return (1/1/07 to 9/30/07):                     1.97%
--------------------------------------------------------------------------------

FIFTH THIRD SMALL CAP VALUE FUND
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
-----------------------------------------------------------------------------------------------------------------------
                                                                    INCEPTION DATE     PAST YEAR        SINCE INCEPTION
-----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                     4/1/03
   Return Before Taxes                                                                   13.65%              19.80%
   Return After Taxes on Distributions(1)                                                10.14%              16.61%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                        10.28%              15.68%
-----------------------------------------------------------------------------------------------------------------------
                                                                                                        (SINCE 4/1/03)
RUSSELL 2000(R) VALUE INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   23.48%              26.39%
-----------------------------------------------------------------------------------------------------------------------


(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 2000(R) Value Index is an unmanaged index of the smallest 2,000 companies in the Russell 3000(R) Index, as marked by market capitalization with lower price-to-book ratios and lower forecasted growth values.

                                                                           -----
FIFTH THIRD ALL CAP VALUE FUND (FORMERLY FIFTH THIRD MULTI CAP VALUE FUND) VALUE
-------------------------------------------------------------------------- -----

FUNDAMENTAL OBJECTIVE High level of total return (using a combination of capital appreciation and income).

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of companies of all capitalizations. Equity securities of multi cap companies consist of common stock and securities convertible into common stock of companies with market capitalizations of any size.

The Fund seeks to outperform the Russell 3000 Value Index over a long-term investment horizon. The Advisor seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, and price to sales). The Advisor also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. The Advisor may filter less attractive companies by analyzing cash flows, evaluating financial strength, performing normalized earnings analysis, review of purchase and sale activity in company shares by company executives, and through fundamental analysis. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Advisor also utilizes a strict sell discipline and may consider selling a security when: it becomes fairly valued or less attractive; one of the Fund's holdings has performed well and reached or approached the Advisor's price target; a company fails to pass the Advisor's investment screens; or there is deterioration in a company's fundamentals, management or financial reporting.

The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 3000 Value Index and monitoring risk statistics relative to the Russell 3000 Value Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The prices of equity securities fluctuate based on changes in a company's activities and financial condition and in overall market conditions. To the extent that the Fund invests in equity securities, it assumes the risks of sudden and unpredictable drops in value and periods of lackluster performance.

SMALLER COMPANY RISK. The smaller companies in which the Fund invests are especially sensitive to the risks of equity investing and therefore may be subject to greater share price fluctuations than other companies. Also, securities of these smaller companies are often thinly-traded, thus possibly limiting the ability of the Fund to dispose of such securities when the Advisor deems it desirable to do so. As a result of these factors, securities of these smaller companies may expose shareholders of the Fund to above-average risk.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

28.21%   -8.77%   13.22%  23.78%  7.91%  -15.83%  40.66%  15.40%  7.68%  20.60%
--------------------------------------------------------------------------------
1997       98       99     00      01      02       03      04      05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                 Q2 2003         23.22%
Worst quarter:                                Q3 1998        -21.09%
Year to Date Return (1/1/07 to 9/30/07):                       8.03%
--------------------------------------------------------------------------------

_________________
(1) For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Equity Fund. For the period prior to April 1, 1999, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund. On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund. As of September 26, 2007, Fifth Third Multi Cap Value Fund was renamed Fifth Third All Cap Value Fund.

FIFTH THIRD ALL CAP VALUE FUND (FORMERLY FIFTH THIRD MULTI CAP VALUE FUND)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
--------------------------------------------------------------------------------------------------------------------------------
                                                                    INCEPTION DATE   PAST YEAR     PAST 5 YEARS    PAST 10 YEARS
--------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(2)                                                9/30/89
   Return Before Taxes                                                                20.60%          12.15%          12.10%
   Return After Taxes on Distributions(3)                                             17.20%          10.97%          10.39%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                     16.62%          10.39%           9.96%
--------------------------------------------------------------------------------------------------------------------------------
RUSSELL 3000(R) VALUE INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                22.34%          11.20%          11.11%
--------------------------------------------------------------------------------------------------------------------------------
RUSSELL MIDCAP(R) VALUE INDEX**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                20.22%          19.88%          13.65%
--------------------------------------------------------------------------------------------------------------------------------


(1) On August 13, 2001, the Fifth Third/Maxus Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Multi Cap Value Fund. As of September 26, 2007, Fifth Third Multi Cap Value Fund was renamed Fifth Third All Cap Value Fund.

(2) For the period prior to August 13, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Equity Fund. For the period prior to April 1, 1999, the quoted performance of the Fund reflects the performance of the Investor shares of the Fifth Third/Maxus Equity Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 3000(R) Value Index is an unmanaged index that measures the performance of those Russell 3000(R) Index companies with lower price-to-book ratios and lower forecasted growth values.

** The Russell MidCap(R) Value Index measures the performance of those securities found in the Russell universe with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index.

FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are defined as those companies included in the Russell 1000 Value Index and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of October 31, 2007, the market capitalization of companies included in the Russell 1000 Value Index ranged from approximately $988 million to approximately $518 billion. The average market capitalization of companies included in the Russell 1000 Value Index was approximately $120 billion and the median market capitalization was approximately $5.7 billion.

The Fund seeks to outperform the Russell 1000 Value Index over a long-term investment horizon. The Advisor seeks to invest in companies that it considers to be "statistically cheap" (based on factors which may include, for example, low ratio of price to earnings, price to cash flow, price to book value, price to dividend and price to sales). The Advisor also looks for companies that it believes are undervalued relative to their earning power and long term earnings growth prospects, adjusted for risk. Ideally, attractive companies will have a positive catalyst (e.g., new products, management changes, acquisition, etc.).

The Advisor may consider selling a security when it performs well and reaches its price target, when a lower price target results from a reassessment of a company's fundamentals, when a more attractive stock is identified or when the integrity of financial reporting becomes suspect.

The Advisor will look to manage risk through several strategies, which will typically include maintaining minimum and maximum sector weightings relative to the Russell 1000 Value Index and monitoring risk statistics relative to the Russell 1000 Value Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

LARGER COMPANY RISK. Significant investment in large companies also creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to challenges caused by technology and consumer preferences.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

                                  [BAR CHART]

38.15%  18.03%  -4.71%  12.75%  -12.35%  -13.72%  34.14%  13.73%  5.98%   21.03%
--------------------------------------------------------------------------------
1997     98       99      00      01       02      03      04      05      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                 Q2 2003       19.07%
Worst quarter:                                Q3 2002      -13.86%
Year to Date Return (1/1/07 to 9/30/07):                     7.09%
--------------------------------------------------------------------------------

_________________
(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

      The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions.

FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
----------------------------------------------------------------------------------------------------------------------------
                                                                 INCEPTION DATE   PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(1)                                              1/1/83
   Return Before Taxes                                                             21.03%          11.04%          9.99%
   Return After Taxes on Distributions(2)                                          17.76%           9.33%          8.15%
   Return After Taxes on Distributions and
     Sale of Fund Shares(2)                                                        16.52%           8.97%          7.99%
----------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) VALUE INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                             22.25%          10.86%         11.00%
----------------------------------------------------------------------------------------------------------------------------


(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

      The quoted performance of the Disciplined Large Cap Value Fund includes performance of certain collectively managed accounts advised by Fifth Third Bank, prior to the Disciplined Large Cap Value Fund's commencement of operations on January 27, 1997, as adjusted to reflect the expenses associated with the Fund (without waivers or reimbursements). These collectively managed accounts were not registered with the Securities and Exchange Commission and, therefore, were not subject to the investment restrictions imposed by law on registered mutual funds. If such accounts had been registered, the performance may have been adversely affected. The performance shown reflects the deduction of fees for value-added services associated with a mutual fund, such as investment management and fund accounting fees. The performance also reflects reinvestment of all dividends and capital-gains distributions. The performance shown after tax reflects only the performance dating back to the commencement of operation of the Fund and does not include the performance of these collectively managed accounts prior to that date.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Russell 1000(R) Value Index is an unmanaged index of common stocks that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values.

                                                                  --------------
                                                                    STRUCTURED
FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND                           PRODUCTS
(FORMERLY FIFTH THIRD LARGE CAP CORE FUND)                        (QUANTITATIVE)
----------------------------------------------------------------- --------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large capitalization companies. Large capitalization companies are defined as U.S. companies included in the S&P 500(R) Index* and companies with similar market capitalizations. Market capitalization, a common measure of the size of a company, is the market price of a share of a company's stock multiplied by the number of shares that are outstanding. As of September 30, 2007, the market capitalization of companies included in the S&P 500(R) Index ranged from $1.3 billion to $513 billion. The average market capitalization of companies included in the S&P 500(R) Index was approximately $27 billion and the median market capitalization was approximately $13 billion.


In managing the Fund, the Advisor adheres to a disciplined, quantitative process for stock selection and portfolio construction. The Advisor first screens out those companies facing financial distress and then uses a proprietary multi-factor model to rank stocks, both across the Fund's remaining investment universe and on a sector-specific basis. The Advisor ranks each stock on the basis of, among other things, valuation factors, earnings quality, financial discipline, and investor sentiment. The Advisor believes such factors denote long-term success.

The Fund may sell securities short, as described below. "Plus" in the Fund's name refers to the additional return the Fund endeavors to add both relative to the S&P 500(R) Index as well as relative to traditional strategies which do not have the ability to sell stock short. Selling stock short allows the Fund to more fully exploit insights in stocks that the Fund's Advisor expects to underperform and enables the Fund to establish additional long positions while keeping the Fund's net exposure to the market at a level similar to a traditional "long-only" strategy.

The Fund intends to maintain an approximate net 100% long exposure to the equity market (long market value minus short market value). The Fund's long positions and their equivalents will generally range between 100% and 150% of the value of the Fund's net assets. The Fund's short positions will generally range between 0% and 50% of the value of the Fund's net assets. While the long and short positions held by the Fund will generally vary in size as market opportunities change, the Fund will generally target long positions of 130%, and short positions of 30%, of the value of the Fund's net assets. In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets, that the short positions will decline faster than the long positions.


One way the Fund may take a short position is by selling a security short. When the Fund sells a security short, it borrows the security from a lender and then sells it to a third party. To complete or close the short transaction, the Fund must acquire the same security in the market and return it to the lender. If the Fund can close the transaction by buying the security at a price lower than the price paid by the third party, a profit results; however, if the price rises, a loss occurs. When the Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of the short sale to purchase additional securities or for any other Fund purpose. When the Fund does this, it is required to pledge replacement collateral as security to the broker, and may use securities it owns to meet any such collateral obligations.

Another way the Fund may take either a long or short position in equity securities is through the use of derivatives on these securities. In particular, the Fund may use equity swaps to establish long and short equity positions without owning or taking physical custody of the securities involved. An equity swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities or security index during the period of the swap. The payments based on the reference asset may be adjusted for transaction costs, interest payments, the amount of dividends paid on the reference asset or other economic factors.


The Advisor may consider selling a security held by the Fund when it becomes overvalued or if the issuer's earnings quality or financial management deteriorates. Stocks that are sold are generally replaced with stocks that are attractive based on proprietary rankings and that contribute favorably to the risk exposures of the entire portfolio. Risk exposure is actively managed through portfolio construction. The Advisor typically seeks to monitor and control the Fund's industry sector weightings and the Fund's exposure to individual equity securities, allowing these to differ only moderately from the industry sector weightings and position weightings of the S&P 500(R) Index. By doing so, the Advisor seeks to limit the Fund's volatility to that of the overall market, as represented by the S&P 500(R) Index.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

SHORT SELLING RISK. The Fund's investment strategy involves more risk than those of other funds that do not engage in short selling. The Fund's use of short sales in combination with long positions in the Fund's portfolio may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund. The Fund will have substantial short positions and must borrow securities to make delivery to the buyer of those securities. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at a disadvantageous price. The Fund's loss on a short sale is potentially unlimited because there in no upward limit on the price a borrowed security could attain.


In addition, taking short positions in securities and investing in derivatives each result in a form of leverage. Leverage involves special risks, such as the risk that losses for the Fund will be magnified and the risk that interest and principal payments may be higher than investment returns. There is no assurance that the Fund's leveraging strategy will be successful.


DERIVATIVES RISK. Derivatives may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund's original investment. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security,

_________________

* "S&P 500" is a registered trademark of Standard & Poor's, a division of the MCGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND
(FORMERLY FIFTH THIRD LARGE CAP CORE FUND)
--------------------------------------------------------------------------------

and there can be no assurance that the fund's hedging transactions will be effective.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

LARGER COMPANY RISK. Significant investment in large companies creates various risks for the Fund. For instance, larger, more established companies tend to operate in mature markets, which often are very competitive. Larger companies also do not tend to respond quickly to competitive challenges, especially to changes caused by technology or consumer preference.

VALUE SECURITIES RISK. Value stocks are those that appear to be underpriced based upon valuation measures, such as lower price-to-earnings ratios and price-to-book ratios. The Fund may expose shareholders to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

GROWTH SECURITIES RISK. Growth stocks are those that have a history of above-average growth or that are expected to enter periods of above-average growth. Growth stocks are sensitive to market movements. The prices of growth stocks tend to reflect future expectations, and when those expectations are not met, share prices generally fall.

VOLATILITY AND PERFORMANCE INFORMATION. The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

                                   [BAR CHART]

24.14%  28.07%  18.79%  -11.25%  -12.82%  -23.77%  26.11%  10.64%  5.69%  16.68%
--------------------------------------------------------------------------------
1997     98      99       00       01       02       03      04      05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                  Q4 1998        21.19%
Worst quarter:                                 Q3 2002       -18.15%
Year to Date Return (1/1/07 to 9/30/07):                       4.64%
--------------------------------------------------------------------------------

_______________
(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Growth and Income Fund. On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Large Cap Core Fund.


-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
-------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE     PAST YEAR    PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(2)                                               11/2/92
   Return Before Taxes                                                                 16.68%          5.57%            6.72%
   Return After Taxes on Distributions(3)                                              16.23%          5.06%            5.53%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                      10.90%          4.54%            5.32%
-------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                 15.79%          6.19%            8.42%
-------------------------------------------------------------------------------------------------------------------------------
RUSSELL 1000(R) INDEX**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                 15.46%          6.83%            8.65%
-------------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Growth and Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Large Cap Core Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Growth and Income Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

** The Russell 1000(R) Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell universe.

                                                                  --------------
                                                                    STRUCTURED
                                                                     PRODUCTS
FIFTH THIRD EQUITY INDEX FUND                                     (QUANTITATIVE)
----------------------------------------------------------------- --------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise an equity index. The Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")*. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and changes in the size of the Fund.

Although the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of securities to changes in the index. Specifically, the portfolio managers may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

INDEX INVESTING RISK. Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. The Fund may purchase, retain and sell securities at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's net asset value (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500. There is also the risk that the Fund's investment results may fail to match those of the S&P 500 and the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as those of other funds.

DERIVATIVES RISK. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

__________________
* "S&P 500" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

                                  [BAR CHART]

32.55%  28.26%  20.55%  -9.30%  -12.22%  -22.35%  28.20%  10.63%   4.72%  15.61%
--------------------------------------------------------------------------------
1997     98      99       00      01       02       03      04      05     06


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                 Q4 1998         21.26%
Worst quarter:                                Q3 2002        -17.34%
Year to Date Return (1/1/07 to 9/30/07):                       9.02%
--------------------------------------------------------------------------------

________________
(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Index Equity Fund. On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
-------------------------------------------------------------------------------------------------------------------------------
                                                                  INCEPTION DATE     PAST YEAR     PAST 5 YEARS   PAST 10 YEARS
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(2)                                             11/2/92
   Return Before Taxes                                                                15.61%           5.92%          8.08%
   Return After Taxes on Distributions(3)                                             14.89%           5.30%          7.45%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                     10.12%           4.71%          6.75%
-------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                15.79%           6.19%          8.42%
-------------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Index Equity Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Equity Index Fund.

(2) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Index Equity Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

                                                                  --------------
                                                                    STRUCTURED
                                                                     PRODUCTS
FIFTH THIRD INTERNATIONAL EQUITY FUND                             (QUANTITATIVE)
----------------------------------------------------------------- --------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES: Under normal circumstances, the Fund invests at least 80% of its assets in equity securities and at least 65% of its total assets in securities of non-U.S. companies. The companies whose securities are represented in the Fund's portfolio are located in at least three countries other than the U.S.

In managing the Fund, the Advisor adheres to a disciplined, quantitative ("bottom-up") process for stock selection and portfolio construction. The Advisor begins with an investment universe comprising the membership of the Morgan Stanley Capital International Europe, Australasia, and Far East Index(R) (the "EAFE Index"). The Advisor may also consider international stocks which are not in the EAFE Index. The Advisor uses a quantitative multi-factor model to rank stocks in the investment universe. The primary factors upon which the Advisor ranks each stock are valuation factors, earnings quality, investor sentiment and capital discipline. The Advisor believes such factors denote long-term success, and thus builds a portfolio of stocks that have these positive characteristics. Secondarily, the Advisor may also modify the proportion or weighting for certain countries and/or sectors (E.G., overweight, underweight or neutral) relative to the EAFE Index for investment by the Fund.

The Advisor may consider selling a security held by the Fund when it becomes overvalued or if the issuer's earnings quality or investor sentiment deteriorates. Stocks that are sold are generally replaced with stocks that are attractive based on the model's rankings and that contribute favorably to the risk exposures of the entire portfolio. Risk exposure is actively managed through portfolio construction. The Advisor typically seeks to monitor and control the Fund's country and industry weightings and the Fund's exposure to individual equity securities, allowing these to differ only moderately from the country and industry weightings and the individual stock weightings of the EAFE(R) Index. By doing so, the Advisor seeks to limit the Fund's volatility to that represented by the EAFE(R) Index.

Although the Fund invests primarily in established foreign securities markets it may also invest in emerging market countries. The Fund may use various instruments that derive their values from those of specified securities, indices, currencies or other points of reference for both hedging and non-hedging purposes. Derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and may not serve their intended purposes.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS: Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities, such as, the risk of sudden and unpredictable drops in value or periods of lackluster performance.

FOREIGN INVESTMENT RISK. Stocks of foreign companies present additional risks for U.S. investors. Stocks of foreign companies tend to be less liquid and more volatile than their U.S. counterparts, in part because accounting standards and market regulations tend to be less standardized and economic and political climates less stable. Fluctuations in exchange rates also may reduce or eliminate gains or create losses.

EMERGING MARKETS RISK. The risks associated with foreign investments usually are higher in emerging markets, such as most countries in Africa, Asia, Latin America and the Middle East. To the extent that the Fund invests in those kinds of stocks or in those areas, it will be exposed to the risks associated with those kinds of investments.

CURRENCY RISK. The Fund's investments in foreign countries generally will be denominated in foreign currencies. As a result, changes in the value of a country's currency compared to the U.S. dollar may affect the value of the Fund's investments.

DERIVATIVES RISK. The primary risks of derivatives are: (1) changes in the market value of securities, and of derivatives relating to those securities, may not be proportionate; (2) there may not be a liquid market to sell a derivative, which could result in difficulty closing a position; and (3) certain derivatives can magnify the extent of losses incurred due to changes in market value. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Fund will not correlate with the underlying instruments or the fund's other investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments' terms.

FIFTH THIRD INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION: The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.



YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

                                  [BAR CHART]

7.96%  19.45%  26.11%  -14.24%  -17.90%  -13.77%  33.26%  15.96%  13.97%  22.30%
--------------------------------------------------------------------------------
1997    98      99        00      01       02      03       04      05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                    Q4 1999      17.74%
Worst quarter:                                   Q3 2002     -17.95%
Year to Date Return (1/1/07 to 9/30/07):                      16.89%
--------------------------------------------------------------------------------

_________________
(1) The Fund first offered Institutional shares on October 9, 1998. The quoted performance of Institutional shares for the period prior to October 9, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.


---------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
---------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE      PAST YEAR     PAST 5 YEARS   PAST 10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(1)                                               8/18/94
   Return Before Taxes                                                                  22.30%         13.18%         7.84%
   Return After Taxes on Distributions(2)                                               21.60%         12.51%         6.48%
   Return After Taxes on Distributions and Sale of Fund Shares(2)                       14.94%         11.19%         6.10%
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  26.34%         14.98%         7.70%
---------------------------------------------------------------------------------------------------------------------------------


(1) The Fund first offered Institutional shares on October 9, 1998. The quoted performance of Institutional shares for the period prior to October 9, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Morgan Stanley Capital International EAFE Index(R) is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

                                                                      ----------
                                                                      SPECIALTY
FIFTH THIRD STRATEGIC INCOME FUND                                     STRATEGY
--------------------------------------------------------------------- ----------

FUNDAMENTAL OBJECTIVE High level of income consistent with reasonable risk. Achieving capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in income-producing securities such as debt securities, common stocks, preferred stocks and common and preferred shares of closed-end investment companies (also known as "closed-end funds") having portfolios consisting primarily of income-producing securities. Certain of the debt securities and preferred stocks in which the Fund invests may be convertible into common shares. The Fund's investment in stocks may include real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

The Fund will respond to and attempt to anticipate economic and market trends. The Advisor seeks to provide value by investing in asset classes that are most attractive based on their risks and in companies with cheap (e.g., attractive price to cash flow ratio) cash flows in each asset class. The Advisor may invest in debt securities of any maturity, and will increase its investment in short-term debt securities during periods when it believes interest rates will rise and will increase its investment in long-term debt securities during periods when it believes interest rates will decline. The Advisor seeks to maximize risk-adjusted returns through fundamental research, quantitative modeling, and capital structure analysis. In performing this research and analysis, the Advisor reviews companies based on such factors as sales, assets, earnings, markets, and management, and the Advisor searches for companies with favorable debt-to-equity ratios. The Fund seeks returns by investing across a larger universe than traditional investment grade fixed income funds, and the Advisor believes that a low correlation between various asset classes leads to stability of expected returns.

In selecting corporate debt securities for the Fund, the Advisor intends to invest principally in securities rated BBB or better by Standard & Poor's, but may invest in securities rated as low as BB, B, CCC or CC or unrated securities when these investments are believed by the Advisor to be sound and consistent with an objective of reasonable risk. The Fund will not invest more than 20% of its portfolio in (i) securities rated BB or lower by Standard & Poor's and/or
(ii) unrated securities which, in the opinion of the Advisor, are of quality comparable to those rated BB or lower. Securities rated lower than BBB by Standard & Poor's, sometimes referred to as "junk bonds," are lower-rated securities and have speculative characteristics.

Investments may be made in any diversified closed-end income fund as long as the Fund's total portfolio maintains no more than 20% of its assets in securities rated BB or lower. The Fund may consider closed-end funds as a "pass through" security, and will look at the composition of the underlying portfolio. Therefore, the Fund may invest in any single closed-end fund even if the underlying portfolio contains more than 20% of its assets invested in securities rated BB or lower. Such closed-end funds may invest in debt and equity securities of United States or foreign issuers.

The Advisor will look to manage risk through several strategies, which will typically include: maintaining certain minimum and maximum sector and position weightings; limiting investment in non-investment grade securities to a maximum of 20% of the portfolio; and monitoring risk statistics relative to the Lehman Aggregate Index.

The Advisor may consider selling one of the Fund's holdings when: deterioration in a company's strategic position, growth prospects, or financial reporting issues is detected, an individual security comprises too large a position in the portfolio, a company with declining financial fundamentals has risk volatility of more than one standard deviation in the Adviser's proprietary credit risk model a company's valuations are no longer attractive, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the risk that prices of debt securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of debt securities fall. The net asset value of the Fund may also decrease during periods of rising interest rates. In addition, debt securities are subject to CREDIT RISK, which is the risk that an issuer of debt securities may default (fail to repay interest and principal when due). If an issuer defaults or the risk of such default is perceived to have increased, the Fund may lose all or part of its investment. The net asset value of the Fund may fall during periods of economic downturn when such defaults or risk of defaults increase.

NON-INVESTMENT GRADE SECURITIES RISK. Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.

CLOSED-END INVESTMENT COMPANY RISK. Investments in closed-end funds present additional risks to investors. Investment by the Fund in closed-end funds results in a duplication of advisory fees and other expenses, thereby resulting in a lower return for the Fund than would be the case in the absence of such duplication. Such investments may be less liquid than other investments and often trade at a discount. In addition, since these closed-end funds invest in debt securities, they are subject to the same risks described above. CURRENCY RISK. Certain of the closed-end funds in which the Fund invests may invest part or all of their assets in debt securities of foreign issuers. Because foreign securities ordinarily are denominated in currencies other than the U.S. dollar, the Fund may be subject to

CURRENCY RISK. Changes in foreign currency exchange rates may affect the closed-end fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and capital gains, if any, to be distributed to shareholders by the closed-end fund. If the value of a foreign currency declines against the U.S. dollar, the value of the closed-end fund's assets denominated in that currency will decrease. Although these closed-end funds may enter into "hedging" transactions intended to minimize the risk of loss due to a decline in the value of the subject foreign currency, in some cases all or a portion of the closed-end fund's portfolio remains subject to this risk of loss.

FOREIGN INVESTMENT RISK. There are additional risks relating to political, economic, or regulatory conditions in foreign countries; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the potentially less stringent investor protection and disclosure standards of foreign markets. All of these factors can make foreign investments of such closed-end funds more volatile and potentially less liquid than U.S. investments.

FIFTH THIRD STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

REIT RISK. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value or periods of lackluster performance.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1),(2)
--------------------------------------------------------------------------------

                                   [BAR CHART]

11.48%   3.55%   -5.60%   16.59%  13.12%   7.87%  10.33%  6.92%  1.93%  8.24%
--------------------------------------------------------------------------------
1997      98       99       00      01      02     03      04     05     06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

--------------------------------------------------------------------------------
Best quarter:                                 Q2 2000        5.98%
Worst quarter:                                Q4 1999       -4.73%
Year to Date Return (1/1/07 to 9/30/07):                     1.07%
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------
                                                                   INCEPTION DATE    PAST YEAR    PAST 5 YEARS   PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(2)                                              3/10/85
   Return Before Taxes                                                                  8.24%       7.02%           7.25%
   Return After Taxes on Distributions(3)                                               6.34%       5.18%           4.81%
   Return After Taxes on Distributions and Sale of Fund Shares(3)                       5.52%       4.94%           4.70%
------------------------------------------------------------------------------------------------------------------------------
LEHMAN AGGREGATE (U.S.) INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  4.33%       5.06%           6.24%
------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS INTERMEDIATE CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  4.50%       5.36%           6.25%
------------------------------------------------------------------------------------------------------------------------------


(1) On October 22, 2001, the Fifth Third/Maxus Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc., was merged into Fifth Third Strategic Income Fund.

(2) For the period prior to October 22, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Fifth Third/Maxus Income Fund. For the period prior to September 1, 1998, the quoted performance reflects the performance of the Investor shares of the Fifth Third/Maxus Income Fund.

(3) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman U.S. Aggregate Index covers the U.S. dollar-denominated, investment-grade, fixed rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and CMBS sectors.

** The Lehman Brothers Intermediate Credit Bond Index(R) is comprised of publicly issued, fixed rate, non-convertible investment grade dollar-denominated, SEC-registered corporate debt. Included are debts issued or guaranteed by foreign sovereign governments, municipalities, governmental agencies or international agencies.

                                                                 ---------------
                                                                 SPECIALTY-ASSET
                                                                   ALLOCATION
FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM                           STRATEGIES
---------------------------------------------------------------- ---------------

FUNDAMENTAL OBJECTIVE The Fund seeks long-term capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is an aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on stocks:

      o From 80% to 100% of the Fund's net assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's net assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                                   PERCENTAGE OF
FUND NAME                                                          FUND HOLDINGS
Small Cap Growth Fund.............................................         0-50%
Mid Cap Growth Fund...............................................         0-50%
Quality Growth Fund...............................................         0-50%
Structured Large Cap Plus Fund....................................         0-50%
Small Cap Value Fund..............................................         0-50%
All Cap Value Fund................................................         0-50%
Disciplined Large Cap Value Fund..................................         0-50%
International Equity Fund.........................................         0-25%
High Yield Bond Fund..............................................         0-20%

Total Return Bond Fund............................................         0-20%

Short Term Bond Fund..............................................         0-20%
Institutional Money Market Fund...................................         0-10%
U.S. Treasury Money Market Fund...................................         0-10%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. THE ADVISOR WILL PERIODICALLY ADJUST THE BASELINE STYLE CLASS ALLOCATIONS.

LIFEMODEL AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND
Small Cap Growth Index(1) ............................................      4.5%
Small Cap Value Index(2) .............................................      4.5%
International Index(3) ...............................................     18.0%
Mid Cap Growth Index(4) ..............................................      9.0%
Mid Cap Value Index(5) ...............................................      9.0%
Large Cap Growth Index(6) ............................................     15.5%
Large Cap Value Index(7) .............................................     15.5%
Large Cap Core Index(8) ..............................................     14.0%
High Yield Bond Index(9) .............................................     0.50%
Total Return Bond Index(10) ..........................................      7.0%
Short Term Bond Index(11) ............................................      2.5%

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

_____________________
(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9) The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.


(10) The Total Return Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.

(11) The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:

INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Aggressive Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Aggressive Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                   [BAR CHART]

                      34.07%    8.61%     7.55%    14.12%
                      -----------------------------------
                       2003       04        05       06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                               Q2 2003        17.60%
Worst quarter:                              Q1 2003        -4.61%
Year to Date Return (1/1/07 to 9/30/07):                   11.14%
--------------------------------------------------------------------------------

FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
---------------------------------------------------------------------------------------------------------------------------
                                                                         INCEPTION DATE    PAST YEAR        SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                          8/1/02
   Return Before Taxes                                                                       14.12%              13.52%
   Return After Taxes on Distributions(1)                                                    13.33%              12.86%
   Return After Taxes on Distributions and
     Sale of Fund Shares(1)                                                                   9.76%              11.53%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             (SINCE 8/1/02)
WILSHIRE 5000 INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                        %                  %
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                        4.08%                %
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             (SINCE 8/1/02)
LIFEMODEL AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                       16.70%              15.16%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                             (SINCE 8/1/02)
LIFEMODEL AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                       14.66%              13.03%
---------------------------------------------------------------------------------------------------------------------------



(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.


*** See page 26 for a description of the LifeModel Aggressive Target Neutral Style Class Index Blend.

**** LifeModel Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index (90%) and Lehman Brothers Intermediate Government/Credit Bond Index (10%). The LifeModel Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                 ---------------
                                                                 SPECIALTY_ASSET
                                                                   ALLOCATION
FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM                STRATEGIES
---------------------------------------------------------------- ---------------

FUNDAMENTAL OBJECTIVE The Fund seeks long-term capital appreciation and growth of income by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a moderately aggressive allocation fund, the majority of the Fund's assets will be invested in Fifth Third equity funds, although a portion of its assets will be invested in Fifth Third bond and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on stocks:

      o From 60% to 80% of the Fund's net assets will be invested in Fifth Third equity funds.

      o From 20% to 40% of the Fund's net assets will be invested in Fifth Third bond funds.

      o Up to 10% of the Fund's net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                                   PERCENTAGE OF
FUND NAME                                                          FUND HOLDINGS
Small Cap Growth Fund.............................................         0-40%
Mid Cap Growth Fund...............................................         0-40%
Quality Growth Fund...............................................         0-40%
Structured Large Cap Plus Fund....................................         0-40%
Small Cap Value Fund..............................................         0-40%
All Cap Value Fund................................................         0-40%
Disciplined Large Cap Value Fund..................................         0-40%
International Equity Fund.........................................         0-20%
High Yield Bond Fund..............................................         0-20%

Total Return Bond Fund............................................         0-30%

Short Term Bond Fund..............................................         0-30%
Institutional Money Market Fund...................................         0-10%
U.S. Treasury Money Market Fund...................................         0-10%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. THE ADVISOR WILL PERIODICALLY ADJUST THE BASELINE STYLE CLASS ALLOCATIONS.

LIFEMODEL MODERATELY AGGRESSIVE
TARGET NEUTRAL STYLE CLASS INDEX BLEND

Small Cap Growth Index(1) ............................................      3.5%
Small Cap Value Index(2) .............................................      3.5%
International Index(3) ...............................................      1.4%
Mid Cap Growth Index(4) ..............................................      7.0%
Mid Cap Value Index(5) ...............................................      7.0%
Large Cap Growth Index(6) ............................................     12.0%
Large Cap Value Index(7) .............................................     12.0%
Large Cap Core Index(8) ..............................................     11.0%
High Yield Bond Index(9)..............................................      1.5%
Total Return Bond Index(10)...........................................     21.0%
Short Term Bond Index(11).............................................      7.5%


___________________
(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9) The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.


(10) The Total Return Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.


(11) The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM
--------------------------------------------------------------------------------

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:

INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Aggressive Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Aggressive Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                  [BAR CHART]

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

27.55%                    7.32%                    6.18%                  12.51%
--------------------------------------------------------------------------------
2003                       04                       05                      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                              Q2 2003                       13.93%
Worst quarter:                             Q1 2003                       -2.71%
Year to Date Return (1/1/07 to 9/30/07):                                  9.47%
--------------------------------------------------------------------------------

FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
---------------------------------------------------------------------------------------------------------------------------
                                                                             INCEPTION DATE    PAST YEAR    SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                             8/1/02
   Return Before Taxes                                                                          12.51%          12.51%
   Return After Taxes on Distributions(1)                                                       11.39%          11.58%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                                8.63%          10.42%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
WILSHIRE 5000 INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                             %               %
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                           4.08%             %
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                          13.96%          12.84%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL MODERATELY AGGRESSIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                          12.26%          11.10%
---------------------------------------------------------------------------------------------------------------------------



(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.


*** See page 30 for a description of the LifeModel Moderately Aggressive Target Neutral Style Class Index Blend.


**** LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index (70%) and Lehman Brothers Intermediate Government/Credit Bond Index (30%). The LifeModel Moderately Aggressive Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                 ---------------
                                                                 SPECIALTY-ASSET
                                                                   ALLOCATION
FIFTH THIRD LIFEMODEL MODERATE FUND SM                             STRATEGIES
---------------------------------------------------------------- ---------------

FUNDAMENTAL OBJECTIVE The Fund seeks high total return consistent with the preservation of capital by investing primarily in a diversified group of Fifth Third Funds which invest primarily in equity and fixed income securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a moderate growth allocation fund, approximately half of the Fund's assets will be invested in Fifth Third equity funds and approximately half will be invested in Fifth Third bond funds, although a portion of the Fund's assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in growth and value stocks, foreign securities, debt securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds:

      o From 40% to 60% of the Fund's net assets will be invested in Fifth Third equity funds.

      o From 40% to 60% of the Fund's net assets will be invested in Fifth Third bond funds.

      o Up to 15% of the Fund's net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                                   PERCENTAGE OF
FUND NAME                                                          FUND HOLDINGS
Small Cap Growth Fund................................................      0-30%
Mid Cap Growth Fund..................................................      0-30%
Quality Growth Fund..................................................      0-30%
Structured Large Cap Plus Fund.......................................      0-30%
Small Cap Value Fund.................................................      0-30%
All Cap Value Fund...................................................      0-30%
Disciplined Large Cap Value Fund.....................................      0-30%
International Equity Fund............................................      0-15%
High Yield Bond Fund.................................................      0-20%

Total Return Bond Fund...............................................      0-40%

Short Term Bond Fund.................................................      0-40%
Institutional Money Market Fund......................................      0-15%
U.S. Treasury Money Market Fund......................................      0-15%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. THE ADVISOR WILL PERIODICALLY ADJUST THE BASELINE STYLE CLASS ALLOCATIONS.

LIFEMODEL MODERATE TARGET NEUTRAL STYLE CLASS INDEX BLEND

Small Cap Growth Index(1) ............................................      2.5%
Small Cap Value Index(2) .............................................      2.5%
International Index(3) ...............................................     10.0%
Mid Cap Growth Index(4) ..............................................      5.0%
Mid Cap Value Index(5) ...............................................      5.0%
Large Cap Growth Index(6) ............................................      8.5%
Large Cap Value Index(7) .............................................      8.5%
Large Cap Core Index(8) ..............................................      8.0%
High Yield Bond Index(9) .............................................      2.5%
Total Return Bond Index(10) ..........................................      3.5%
Short Term Bond Index(11) ............................................     12.5%


_____________________
(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell
      1000 companies with lower price-to-book ratios and lower forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9) The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.


(10) The Total Return Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.


(11) The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL MODERATE FUND SM
--------------------------------------------------------------------------------

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:

INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderate Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderate Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                  [BAR CHART]

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

20.65%                   6.29%                   5.08%                   10.35%
--------------------------------------------------------------------------------
 2003                      04                      05                       06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                 Q2 2003                    10.62%
Worst quarter:                                Q1 2003                    -1.58%
Year to Date Return (1/1/07 to 9/30/07):                                  7.85%
--------------------------------------------------------------------------------

FIFTH THIRD LIFEMODEL MODERATE FUND SM
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
---------------------------------------------------------------------------------------------------------------------------
                                                                             INCEPTION DATE    PAST YEAR    SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                             8/1/02
   Return Before Taxes                                                                          10.35%           9.53%
   Return After Taxes on Distributions(1)                                                        8.96%           8.47%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                                7.13%           7.68%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
WILSHIRE 5000 INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                             %               %
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                           4.08%             %
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL MODERATE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                          11.26%          10.50%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL MODERATE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                           9.88%           9.14%
---------------------------------------------------------------------------------------------------------------------------



(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.


*** See page 34 for a description of the LifeModel Moderate Target Neutral Style Class Index Blend.


**** LifeModel Moderate Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index (50%) and Lehman Brothers Intermediate Government/Credit Bond Index (50%). The LifeModel Moderate Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                 ---------------
                                                                 SPECIALTY-ASSET
                                                                   ALLOCATION
FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM              STRATEGIES
---------------------------------------------------------------- ---------------

FUNDAMENTAL OBJECTIVE The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a moderately conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond and equity funds, although a portion of its assets will be invested in Fifth Third money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with an emphasis on bonds:

      o From 50% to 70% of the Fund's net assets will be invested in Fifth Third bond funds.

      o From 30% to 50% of the Fund's net assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's net assets will be invested in Fifth Third money market funds.

The Fund invests its assets in the underlying mutual funds within the following ranges:

                                                                   PERCENTAGE OF
FUND NAME                                                          FUND HOLDINGS
Small Cap Growth Fund...............................................       0-25%
Mid Cap Growth Fund.................................................       0-25%
Quality Growth Fund.................................................       0-25%
Structured Large Cap Plus Fund......................................       0-25%
Small Cap Value Fund................................................       0-25%
All Cap Value Fund..................................................       0-25%
Disciplined Large Cap Value Fund....................................       0-25%
International Equity Fund...........................................       0-10%
High Yield Bond Fund................................................       0-20%

Total Return Bond Fund..............................................       0-50%

Short Term Bond Fund................................................       0-50%
Institutional Money Market Fund.....................................       0-20%
U.S. Treasury Money Market Fund.....................................       0-20%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. THE ADVISOR WILL PERIODICALLY ADJUST THE BASELINE STYLE CLASS ALLOCATIONS.

LIFEMODEL MODERATELY CONSERVATIVE
TARGET NEUTRAL STYLE CLASS INDEX BLEND

Small Cap Growth Index(1) ............................................      2.0%
Small Cap Value Index(2) .............................................      2.0%
International Index(3) ...............................................      8.0%
Mid Cap Growth Index(4) ..............................................      4.0%
Mid Cap Value Index(5) ...............................................      4.0%
Large Cap Growth Index(6) ............................................      7.0%
Large Cap Value Index(7) .............................................      7.0%
Large Cap Core Index(8) ..............................................      6.0%
High Yield Bond Index(9) .............................................      3.0%
Total Return Bond Index(10) ..........................................     42.0%
Short Term Bond Index(11) ............................................     15.0%


____________________
(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell
      1000 companies with lower price-to-book ratios and lower forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9) The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.


(10) The Total Return Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.


(11) The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM
--------------------------------------------------------------------------------

For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:

INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risk," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Moderately Conservative Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Moderately Conservative Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk, which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                  [BAR CHART]

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

17.23%                   5.29%                    4.32%                    9.26%
--------------------------------------------------------------------------------
 2003                      04                       05                       06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                      Q2 2003                8.96%
Worst quarter:                                     Q1 2003               -1.15%
Year to Date Return (1/1/07 to 9/30/07):                                  6.94%
--------------------------------------------------------------------------------

FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDED DECEMBER 31, 2006)
---------------------------------------------------------------------------------------------------------------------------
                                                                             INCEPTION DATE    PAST YEAR    SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                             8/1/02
   Return Before Taxes                                                                           9.26%           7.93%
   Return After Taxes on Distributions(1)                                                        7.65%           6.62%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                                6.50%           6.15%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
WILSHIRE 5000 INDEX*(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                            %               %
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                           4.08%             %
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                           9.92%           9.32%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL MODERATELY CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                           8.70%           8.14%
---------------------------------------------------------------------------------------------------------------------------



(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.


*** See page 38 for a description of the LifeModel Moderately Conservative Target Neutral Style Class Index Blend.


**** LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index (40%) and Lehman Brothers Intermediate Government/Credit Bond Index (60%). The LifeModel Moderately Conservative Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                 ---------------
                                                                 SPECIALTY-ASSET
                                                                   ALLOCATION
FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM                         STRATEGIES
---------------------------------------------------------------- ---------------

FUNDAMENTAL OBJECTIVE The Fund seeks income and capital appreciation by investing primarily in a diversified group of Fifth Third Funds which invest primarily in fixed income and equity securities.

PRINCIPAL INVESTMENT STRATEGIES The Fund is a "fund of funds." The Fund's investment strategy is to invest in a diversified group of Fifth Third Funds Institutional Shares. Because this is a conservative allocation fund, the majority of the Fund's assets will be invested in Fifth Third bond funds, although a portion of its assets will be invested in Fifth Third equity and money market funds. The Fund's investment return is diversified by its investment in the underlying mutual funds which invest in debt securities, growth and value stocks, foreign securities, and cash or cash equivalents.

Under normal circumstances, the Fund is diversified between stocks and bonds, with a heavy emphasis on bonds:

      o From 70% to 90% of the Fund's net assets will be invested in Fifth Third bond funds.

      o From 10% to 30% of the Fund's net assets will be invested in Fifth Third equity funds.

      o Up to 20% of the Fund's net assets will be invested in Fifth Third money market funds.

The Fund invests its asset in the underlying mutual funds within the following ranges:

                                                                   PERCENTAGE OF
FUND NAME                                                          FUND HOLDINGS
Small Cap Growth Fund...............................................       0-15%
Mid Cap Growth Fund.................................................       0-15%
Structured Large Cap Plus Fund......................................       0-15%
Quality Growth Fund.................................................       0-15%
Small Cap Value Fund................................................       0-15%
All Cap Value Fund..................................................       0-15%
Disciplined Large Cap Value Fund....................................       0-15%
International Equity Fund...........................................        0-5%
High Yield Bond Fund................................................       0-20%

Total Return Bond Fund..............................................       0-60%

Short Term Bond Fund................................................       0-60%
Institutional Money Market Fund.....................................       0-20%
U.S. Treasury Money Market Fund.....................................       0-20%

The Advisor actively manages the allocations in the portfolio based on current market and economic conditions. Changes in these conditions often lead to adjustments in the portfolio's fund weightings.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

Each LifeModel Fund SM has a target neutral index blend, which is listed below. The target neutral index blend is an index-based baseline style class allocation determined by the Advisor to be optimal under static market and economic conditions. THE TARGET NEUTRAL STYLE CLASS INDEX BLEND IS A HYPOTHETICAL BLEND ONLY AND DOES NOT REPRESENT UNDERLYING ALLOCATIONS IN THE FUND. THE ADVISOR WILL PERIODICALLY ADJUST THE BASELINE STYLE CLASS ALLOCATIONS.

LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND

Small Cap Growth Index(1) ............................................      1.0%
Small Cap Value Index(2) .............................................      1.0%
International Index(3) ...............................................      4.0%
Mid Cap Growth Index(4) ..............................................      2.0%
Mid Cap Value Index(5) ...............................................      2.0%
Large Cap Growth Index(6) ............................................      3.5%
Large Cap Value Index(7) .............................................      3.5%
Large Cap Core Index(8) ..............................................      3.0%
High Yield Bond Index(9)..............................................      4.0%
Total Return Bond Index(10) ..........................................     56.0%
Short Term Bond Index(11) ............................................     20.0%


For more information about the Fund and its investment strategies, please see the section "Additional Information About the Funds' Investments."

____________________
(1) The Small Cap Growth Index represents the Russell 2000(R) Growth Index. The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies that have higher price-to-book values and higher forecasted growth rates.

(2) The Small Cap Value Index represents the Russell 2000(R) Value Index. The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies that have lower price-to-book ratios and lower forecasted growth values.

(3) The International Index represents the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a widely recognized, unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

(4) The Mid Cap Growth Index represents the Russell MidCap(R) Growth Index. The Russell MidCap(R) Growth Index measures the performance of those Russell MidCap companies with higher price-to-book ratios and higher forecasted growth values.

(5) The Mid Cap Value Index represents the Russell MidCap(R) Value Index. The Russell MidCap(R) Value Index measures the performance of those Russell MidCap companies with lower price-to-book ratios and lower forecasted growth values.

(6) The Large Cap Growth Index represents the Russell 1000(R) Growth Index. The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

(7) The Large Cap Value Index represents the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of those Russell
      1000 companies with lower price-to-book ratios and lower forecasted growth values.

(8) The Large Cap Core Index represents the Standard & Poor's 500(R) Index. The Standard & Poor's 500(R) Index is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

(9) The High Yield Bond Index represents the Merrill Lynch High Yield Master Index. The Merrill Lynch High Yield Master Index tracks the performance of below investment grade, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds must have at least one year remaining term to maturity, at least $100,000,000 par outstanding, and a fixed coupon schedule.


(10) The Total Return Bond Index represents the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed and mortgage-backed securities with maturities of at least one year.


(11) The Short Term Bond Index represents the Merrill Lynch 1-3 Year Government Corporate Bond Index. The Merrill Lynch 1-3 Year Government Corporate Bond Index tracks the trading of short-term U.S. government securities and short-term domestic investment-grade corporate bonds with maturities between 1 and 2.99 years.

FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund are as follows:

INVESTMENTS IN MUTUAL FUNDS. The Fund's investments are concentrated in underlying Fifth Third Funds, so the Fund's investment performance is directly related to the performance of the underlying funds. The Fund's net asset value will change with changes in the equity and bond markets and the value of the mutual funds in which it invests. In addition, the Fund must allocate its investments among the underlying funds. As a result, the Fund does not have the same flexibility to invest as a mutual fund without such constraints. In addition, the Fund indirectly pays a portion of the expenses incurred by the underlying Funds.

EQUITY FUNDS. Equity funds invest primarily in equity securities (such as stocks) that are more volatile and carry more risks than some other forms of investment. The price of equity securities may rise or fall because of economic or political changes or changes in a company's financial condition. Equity securities also are subject to "stock market risks," meaning that stock prices in general may decline over short or extended periods of time. When the value of the stocks held by an underlying Fifth Third equity fund goes down, the value of your investment in LifeModel Conservative Fund SM will be affected.

BOND FUNDS. Bond funds invest primarily in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of a fund's investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. The value of your investment in LifeModel Conservative Fund SM will change as the value of investments of the underlying Fifth Third Funds increases and decreases. In addition, the prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter maturity. Bond funds are subject to credit risk which is the risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

SMALLER COMPANIES. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. This may cause unexpected and frequent decreases in the value of the underlying Fund's investment.

FOREIGN SECURITIES. Funds investing in foreign securities are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and potentially less liquid than U.S. investments.

EMERGING MARKETS. The risks associated with foreign securities are magnified in countries in "emerging markets." These countries may have relatively unstable governments and less established market economies than developed countries. Emerging markets may face greater social, economic, regulatory, and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                  [BAR CHART]

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

11.24%                   3.83%                   3.17%                   7.22%
--------------------------------------------------------------------------------
 2003                      04                      05                      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                     Q2 2003               5.81%
Worst quarter:                                    Q2 2004              -1.37%
Year to Date Return (1/1/07 to 9/30/07):                                5.21%
--------------------------------------------------------------------------------

FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM
--------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
---------------------------------------------------------------------------------------------------------------------------
                                                                             INCEPTION DATE    PAST YEAR    SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                             8/1/02
   Return Before Taxes                                                                           7.22%           6.26%
   Return After Taxes on Distributions(1)                                                        5.49%           4.84%
   Return After Taxes on Distributions and
     Sale of Fund Shares(1)                                                                      5.04%           4.59%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
WILSHIRE 5000 INDEX*                                                                               %               %
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                           4.08%             %
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL CONSERVATIVE TARGET NEUTRAL STYLE CLASS INDEX BLEND***
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                           7.27%           6.95%
---------------------------------------------------------------------------------------------------------------------------
                                                                                                            (SINCE 8/1/02)
LIFEMODEL CONSERVATIVE TARGET NEUTRAL ASSET CLASS INDEX BLEND****
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                           6.37%           6.13%
---------------------------------------------------------------------------------------------------------------------------



(1) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assume a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assume all shares were redeemed at the end of each measurement period, and show the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 5000 capitalization weighted security returns are used to adjust the Wilshire 5000 Index.

** The Lehman Brothers Intermediate Government/Credit Bond Index(R) is an unmanaged index comprised of U.S. Treasuries issues, debt of U.S. Government agencies, corporate debt guaranteed by the U.S. Government and all publicly issued, fixed rate, nonconvertible investment-grade, dollar denominated, SEC-registered corporate debt.


*** See page 42 for a description of the LifeModel Conservative Target Neutral Style Class Index Blend.


**** LifeModel Conservative Target Neutral Asset Class Index Blend is an unmanaged custom-blended index, created by Fifth Third Asset Management, Inc., comprised of Dow Jones Wilshire 5000 Composite Index (20%) and Lehman Brothers Intermediate Government/Credit Bond Index (80%). The LifeModel Conservative Target Neutral Asset Class Index Blend is a hypothetical blend only and does not represent underlying allocations in the Fund.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                                                                        --------
                                                                         FIXED-
                                                                         INCOME
FIFTH THIRD HIGH YIELD BOND FUND                                         STYLE
----------------------------------------------------------------------  --------

FUNDAMENTAL OBJECTIVE High level of income. Capital appreciation is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in non-investment grade debt securities. The Fund generally invests in non-investment grade debt securities of domestic corporations. Non-investment grade securities are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are often referred to as "junk bonds" and are considered speculative. The Fund expects to hold securities with an average maturity of between 6 and 10 years, but the holding period average may vary between 4 and 12 years.


In selecting portfolio securities, the Fund's investment subadvisor analyzes the overall investment opportunities and risks in different industry sectors focusing on those industries that exhibit stability and predictability. Having developed certain industry biases resulting from the current macroeconomic environment, the investment subadvisor implements a process of elimination through which certain types of securities are removed from the list of initially selected securities due to their structure. The investment subadvisor then conducts a rigorous credit selection process in order to identify securities that offer attractive investment opportunities. Once a security has been purchased, the credit analysis process is re-applied to each individual security in the Fund's portfolio on a periodic basis or as new information becomes available to determine whether or not to keep a security in the Fund's portfolio.

When the investment subadvisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.


PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. New bonds issued after a rise in rates offer higher yields to investors. An existing bond with a lower yield can appear attractive to investors by selling it at a lower price. This process works in reverse as well; as interest rates fall, the price of a bond tends to increase. The prices of long term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.

NON-INVESTMENT GRADE SECURITIES Non-investment grade debt securities are considered speculative and, compared to investment grade securities, tend to have:

      o more volatile prices and increased price sensitivity to changing interest rates and to adverse economic and business developments;

      o     greater risk of loss due to default or declining credit quality;

      o greater likelihood that adverse economic or company specific events will make the issuer unable to make interest and/or principal payments; and

      o greater susceptibility to negative market sentiments leading to depressed prices and decreased liquidity.

Non-investment grade debt securities present a higher degree of credit risk because their issuers are often highly leveraged and may not have more traditional methods of financing available to them. As a result, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because these securities generally are unsecured and subordinated to the prior payment of senior indebtedness. The Fund also may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Under rating agency guidelines, medium- and lower-rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Medium- and lower-rated securities may have poor prospects of ever attaining any real investment standing, may have a current identifiable vulnerability to default or be in default, may be unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions, and/or may be likely to be in default or not current in the payment of interest or principal. Such securities are considered speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. It is possible that these types of factors could reduce the value of securities held by the Fund with a commensurate effect on the value of the Fund's shares.

Changes by the primary rating agencies in their ratings of any fixed-income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. The ratings of S&P, Moody's and other rating agencies generally represent the opinions of those organizations as to the quality of the securities that they rate. Such ratings, however, are relative and subjective, are not absolute standards of quality, are subject to change and do not evaluate the market risk or liquidity of the securities.

FIFTH THIRD HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

LIQUIDITY RISK. In addition, secondary markets for non-investment grade debt securities are not as liquid as the secondary markets for higher-rated corporate debt securities. The secondary markets for non-investment grade corporate debt securities are concentrated in relatively few market makers, and participants in the market are mostly institutional investors, including insurance companies, banks, other financial institutions and funds. The trading volume for non-investment grade corporate debt securities is generally lower than that for higher-rated corporate debt securities and the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer. These factors could have an adverse effect on the ability of the Fund to dispose of particular portfolio investments, adversely affect the Fund's net asset value and limit the ability of the Fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value. If the Fund is not able to obtain precise or accurate market quotations for a particular security, it will become more difficult to value the Fund's portfolio securities, and a greater degree of judgment may be necessary in making such valuations. Less liquid secondary markets also could affect the ability of the Fund to sell securities at their fair value. If the secondary markets for non-investment grade securities contract due to adverse economic conditions or for other reasons, certain liquid securities in the Fund's portfolio may become illiquid and the proportion of the Fund's assets invested in illiquid securities may significantly increase.

REGULATORY RISK. Prices for non-investment grade debt securities may be affected by legislative and regulatory developments, which could adversely affect the Fund's net asset value and investment practices, the secondary market for non-investment grade securities, the financial condition of issuers of these securities and the value of outstanding non-investment grade securities.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                                  [BAR CHART]

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

                                     8.15%
--------------------------------------------------------------------------------
                                      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                     Q4 2006               3.82%
Worst quarter:                                    Q2 2006              -1.34%
Year to Date Return (1/1/07 to 9/30/07):                                3.62%
--------------------------------------------------------------------------------
____________________
(1)   The Fund first offered Institutional shares on 11/29/05.


---------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
---------------------------------------------------------------------------------------------------------------------------
                                                                             INCEPTION DATE    PAST YEAR    SINCE INCEPTION
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(1)                                                         11/29/05
Return Before Taxes                                                                              8.15%           7.49%
   Return After Taxes on Distributions(2)                                                        5.38%           4.90%
   Return After Taxes on Distributions and Sale of Fund Shares(2)                                5.22%           4.84%
---------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH HIGH YIELD MASTER INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                           11.64%         11.59%
---------------------------------------------------------------------------------------------------------------------------


(1)   The Fund first offered Institutional shares on 11/29/05.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* Merrill Lynch High Yield Master Index is an unmanaged index which tracks the performance of below investment grade, U.S. dollar denominated corporate bonds publicly issued in the U.S. domestic market.

                                                                        --------
                                                                         FIXED-
                                                                         INCOME
FIFTH THIRD TOTAL RETURN BOND FUND (FORMERLY FIFTH THIRD BOND FUND)      STYLE
----------------------------------------------------------------------  --------

FUNDAMENTAL OBJECTIVE High current income. Capital growth is a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The bonds in which the Funds invests may include U.S. Government securities and corporate debt securities, including mortgage-backed securities. Corporate bonds are rated as investment grade. Investment grade securities are securities rated in the BBB major rating category or higher by Standard & Poor's, or in the Baa major rating category or higher by Moody's, or their unrated equivalents.

The Fund generally invests in high quality bonds. The Fund is managed for growth of capital but with less volatility than a bond fund investing in lower quality securities. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, the financial condition of the issuer and the issuer's prospects for long-term growth of earnings and revenues.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.

Although the Advisor considers the Fund to be a long maturity bond fund, the Fund has no restrictions on its maturity or duration. The Advisor may, from time to time, shorten or lengthen the duration of the Fund's portfolio to protect principal in the event of rising or falling interest rates. In addition, the Advisor may adjust the Fund's sector weightings and duration to attempt to capture additional returns relative to the Fund's benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. The prices of long-term bonds (bonds with a remaining maturity of at least 10 years) tend to be more volatile than the prices of bonds with a shorter remaining maturity.


Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.


PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages often are prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

NON-INVESTMENT GRADE SECURITIES RISK. The Fund may invest up to 20% of its assets in non-investment grade securities. High yield, or non-investment grade, securities (also known as "junk bonds") are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments. In addition, compared to investments in investment grade securities, investments in non-investment grade securities are subject to greater risk of loss due to default or a decline in credit quality, a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

FOREIGN INVESTMENT RISK. Investments in foreign bonds are subject to special risks in addition to those to which U.S. investments are subject. These risks include political and economic risks, currency fluctuations, higher transaction costs,

FIFTH THIRD TOTAL RETURN BOND FUND (FORMERLY FIFTH THIRD BOND FUND)
--------------------------------------------------------------------------------


delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and less liquid than U.S. investments.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                  [BAR CHART]

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

10.55%   9.29%   -4.41%   11.91%   7.25%   9.42%   3.20%   3.68%   2.11%   3.95%
--------------------------------------------------------------------------------
1997       98       99       00      01      02      03      04      05      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                     Q3 2001               5.24%
Worst quarter:                                    Q1 1996              -3.63%
Year to Date Return (1/1/07 to 9/30/07):                                2.48%
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(1)                                                    3/20/95
Return Before Taxes                                                                         3.95%         4.44%            5.59%
   Return After Taxes on Distributions(2)                                                   2.26%         2.84%            3.35%
   Return After Taxes on Distributions and Sale of Fund Shares(2)                           2.54%         2.85%            3.39%
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                      4.33%         5.06%            6.24%
------------------------------------------------------------------------------------------------------------------------------------


(1) On October 29, 2001, the Kent Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Total Return Bond Fund (formerly Fifth Third Bond
      Fund). As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Income Fund.


(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

                                                                        --------
                                                                         FIXED-
                                                                         INCOME
FIFTH THIRD SHORT TERM BOND FUND                                         STYLE
----------------------------------------------------------------------  --------

FUNDAMENTAL OBJECTIVE Current income.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in bonds. The securities debt bonds in which the Fund invests typically include corporate debt securities, mortgage backed securities, asset-backed securities, and U.S. Government debt securities.

U.S. Government securities (or bonds) are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie
Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

The Fund will maintain a dollar-weighted average portfolio maturity of less than three years. While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Fund may consider selling a security if it falls below the minimum credit quality required for purchase.

The Fund reserves the right to invest up to 20% of its assets in other securities, such as high yield securities, foreign bonds, and money market instruments.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in a company's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuations are no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more issuer default risk than any direct obligation of the U.S. Treasury.

PRE-PAYMENT/CALL RISK. The prices of mortgage-backed securities also are affected by changes in interest rates. Although mortgage-backed securities tend to pay higher interest rates, they also carry additional risk. For instance, their prices and yields typically assume that the securities will be redeemed at a given time before maturity. When interest rates fall substantially, they usually are redeemed early because the underlying mortgages are often prepaid. The Fund would then have to reinvest the proceeds it receives because of those redemptions at a lower rate. The price or yield of mortgage-backed securities also may fall if they are redeemed after that date.

LOWER-RATED SECURITIES RISK. Obligations rated in the fourth highest rating category and below involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

NON-INVESTMENT GRADE SECURITIES RISK. The Fund may invest up to 20% of its assets in non-investment grade securities. High yield, or non-investment grade securities (also known as "junk bonds") are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody's) and are considered speculative. Compared to investment grade debt securities, non-investment grade debt securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments, greater risk of loss due to default or a decline in credit quality, greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and greater susceptibility to negative market sentiment, leading to depressed prices and decreased liquidity.

FOREIGN INVESTMENT RISK. Investments in foreign bonds are subject to special risks in addition to those to which U.S. investments are subject. These risks include political and economic risks, currency fluctuations, higher transaction costs, delayed settlement, and less stringent investor protection and disclosure standards of some foreign markets. These risks can make foreign investments more volatile and less liquid than U.S. investments.

FIFTH THIRD SHORT TERM BOND FUND
--------------------------------------------------------------------------------

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                  [BAR CHART]

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

6.42%    6.14%    2.50%    8.12%   7.90%   4.84%   2.03%   0.74%   1.66%   4.08%
--------------------------------------------------------------------------------
1997       98       99       00      01      02      03      04      05      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best Quarter                                        Q3 2001               3.19%
Worst Quarter                                       Q2 2004              -1.08%
Year to Date Return (1/1/07 to 9/30/07):                                  3.82%
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(1)                                                    11/2/92
Return Before Taxes                                                                         4.08%         2.66%            4.41%
   Return After Taxes on Distributions(2)                                                   2.60%         1.27%            2.53%
   Return After Taxes on Distributions and Sale of Fund Shares(2)                           2.63%         1.44%            2.60%
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH 1-3 YEAR GOVERNMENT/CORPORATE BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                      4.25%         3.20%            4.95%
------------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRICE INDEX**                                                                      2.54%         2.69%            2.44%
------------------------------------------------------------------------------------------------------------------------------------
91-DAY TREASURY BILL***                                                                     4.85%         2.43%            3.80%
------------------------------------------------------------------------------------------------------------------------------------



(1) On October 29, 2001, the Kent Short Term Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Short Term Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Short Term Bond Fund.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.


* The Merrill Lynch 1-3 Year Government/Corporate Bond Index(R) is an unmanaged index trading short-term U.S. Government securities and short-term domestic investment-grade corporate bonds with maturities of one to three years.


** The Consumer Price Index is an unmanaged index measuring price increases in a standardized "market basket" of goods.

*** The 91-day Treasury Bill return tracks the investment return paid on U.S. Treasury bills maturing in 91 days.

                                                                        --------
                                                                         FIXED-
                                                                         INCOME
FIFTH THIRD MUNICIPAL BOND FUND                                          STYLE
----------------------------------------------------------------------  --------

FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between five and twenty-five years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

LOWER-RATED SECURITIES RISK. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

POLITICAL RISK. The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return.

LIMITED OBLIGATION SECURITIES RISK. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

TAX RISK. Tax risk involves the possibility that the issuer of municipal securities will fail to comply with certain requirements of the Internal Revenue Code which allow interest distributed from such securities to be tax-exempt. Failure to comply with those requirements would create adverse tax consequences for shareholders.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                  [BAR CHART]

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

8.59%   5.71%   -3.26%   12.40%   4.07%   9.65%   4.69%   3.07%   1.97%   4.33%
--------------------------------------------------------------------------------
1997      98       99       00      01      02      03      04      05      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                    Q4 2000                  5.01%
Worst quarter:                                   Q2 2004                 -2.57%
Year to Date Return (1/1/07 to 9/30/07):                                  1.89%
--------------------------------------------------------------------------------


____________________
(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund. On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund.

FIFTH THIRD MUNICIPAL BOND FUND
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                       INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(1)                                                   3/20/95
Return Before Taxes                                                                        4.33%         4.71%            5.04%
   Return After Taxes on Distributions(2)                                                  2.74%         2.81%            3.10%
   Return After Taxes on Distributions and Sale of Fund Shares(2)                          3.00%         3.09%            3.23%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      (SINCE 4/1/95)
LEHMAN BROTHERS MUNICIPAL BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                     4.85%         5.53%            5.76%
------------------------------------------------------------------------------------------------------------------------------------



(1) On October 29, 2001, the Kent Tax-Free Income Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Municipal Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Tax-Free Income Fund.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Municipal Bond Index(R) is an unmanaged index that is generally representative of the municipal bond market. The index is comprised of 8,000-investment grade, fixed rate tax exempt securities with remaining maturities of at least one year.

                                                                        --------
                                                                         FIXED-
                                                                         INCOME
FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND                             STYLE
----------------------------------------------------------------------  --------

FUNDAMENTAL OBJECTIVE High level of current income that is exempt from federal regular income taxes.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bonds obligations. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between three and ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.


The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

At times the Fund may have a greater focus on municipal bond obligations issued by the State of Michigan and its local political subdivisions.


The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.


MICHIGAN STATE-SPECIFIC RISK. Due to the level of investment in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund may be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers, which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities, to a greater extent than if its assets were not so invested.


FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase.The price of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

LOWER-RATED SECURITIES RISK. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a Rating Agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

POLITICAL RISK. The Fund's performance may be affected by political and economic factors at the state, regional or national level. Those factors may include budgetary problems and declining tax bases. Actual or proposed changes in tax rates also may affect your net return.

LIMITED OBLIGATION SECURITIES RISK. Limited obligation securities are not general obligations of the issuers. As a result, in the event of a default or termination, the security holders may have limited recourse.

TAX RISK. Tax risk involves the possibility that the issuer of municipal securities will fail to comply with certain requirements of the Internal Revenue Code which allow interest distributed from such securities to be tax-exempt. Failure to comply with those requirements would create adverse tax consequences for shareholders.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                  [BAR CHART]

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

7.07%   5.37%   -1.01%   8.99%   4.73%   8.24%   3.26%   2.06%   1.21%   3.72%
--------------------------------------------------------------------------------
1997      98       99      00      01      02      03      04      05      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                    Q3 2002                   3.56%
Worst quarter:                                   Q2 2004                  -2.02%
Year to Date Return (1/1/07 to 9/30/07):                                   2.08%
--------------------------------------------------------------------------------


____________________
(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Intermediate Tax-Free Fund. On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund.



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(1)                                                    12/16/92
Return Before Taxes                                                                         3.72%         3.67%            4.32%
   Return After Taxes on Distributions(2)                                                   2.40%         2.22%            2.65%
   Return After Taxes on Distributions and Sale of Fund Shares(2)                           2.46%         2.33%            2.70%
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS QUALITY INTERMEDIATE MUNICIPAL BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                      3.79%         4.44%            4.98%
------------------------------------------------------------------------------------------------------------------------------------



(1) On October 29, 2001, the Kent Intermediate Tax-Free Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Intermediate Municipal Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Intermediate Tax-Free Fund.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Quality Intermediate Municipal Bond Index(R) is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

                                                                        --------
                                                                         FIXED-
                                                                         INCOME
FIFTH THIRD OHIO MUNICIPAL BOND FUND                                     STYLE
----------------------------------------------------------------------  --------

FUNDAMENTAL OBJECTIVE Current income exempt from federal income tax and the personal income taxes imposed by the State of Ohio and Ohio municipalities.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations that pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. The securities are generally issued by the State of Ohio, as well as counties, cities, towns, territories, and public authorities in Ohio. These securities pay interest that is exempt from personal income taxes imposed by Ohio and its municipalities. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions which pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between three and ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example, BBB- or higher by Standard & Poor's or Baa3 or higher by Moody's).

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, during times when the Fund assumes a temporary defensive posture, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Ohio personal income taxes. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities INCLUDE RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase.The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.


NON-DIVERSIFICATION RISK. This Fund is a non-diversified fund with regard to issuers of securities. As a result, it does not have to invest in as many issuers as a diversified fund and thus, could be significantly affected by the performance of one or a small number of issuers and a single security's increase or decrease in value may have a greater impact on the Fund's net asset value and total return.


OHIO STATE-SPECIFIC RISK. Because the Fund is non-diversified and because it concentrates its investments in the securities of issuers in Ohio, certain factors including economic conditions, constitutional amendments, legislative and executive measures, and voter initiatives may have a disproportionately negative effect on the Fund's investments. For example, the Ohio economy relies to a significant degree on manufacturing. As a result, economic activity in Ohio tends to be cyclical, which may affect the market value of Ohio municipal securities or the ability of issuers to make timely payments of interest and principal. Actual or proposed changes in tax rates also may affect your net return.

LIMITED OBLIGATION SECURITIES RISK. In addition, because revenue bonds and limited obligation securities are not general obligations of the issuers, the Fund will have limited recourse in the event of a default or termination of these securities.

TAX RISK. Tax risk involves the possibility that the issuer of municipal securities will fail to comply with certain requirements of the Internal Revenue Code which allow interest distributed from such securities to be tax-exempt. Failure to comply with those requirements would create adverse tax consequences for shareholders.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

FIFTH THIRD OHIO MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                   [BAR CHART]

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

6.92%   5.61%   -2.94%   8.87%   4.57%   7.85%   3.84%   1.98%   1.09%   3.43%
--------------------------------------------------------------------------------
1997      98       99      00      01      02      03      04      05      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                       Q3 2002               3.58%
Worst quarter:                                      Q2 1999              -2.28%
Year to Date Return (1/1/07 to 9/30/07):                                  2.08%
--------------------------------------------------------------------------------


____________________
(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(1)                                                      1/1/87
   Return Before Taxes                                                                      3.43%         3.61%            4.07%
   Return After Taxes on Distributions(2)                                                   2.17%         2.30%            2.56%
   Return After Taxes on Distributions
     and Sale of Fund Shares(2)                                                             2.24%         2.33%            2.56%
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS QUALITY INTERMEDIATE MUNICIPAL BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                      3.79%         4.44%            4.98%
------------------------------------------------------------------------------------------------------------------------------------



(1) The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers Quality Intermediate Municipal Bond Index(R) is generally representative of intermediate term municipal bonds with a maturity between two and twelve years.

                                                                        --------
                                                                         FIXED-
                                                                         INCOME
FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND                                 STYLE
----------------------------------------------------------------------  --------

FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax and Michigan personal income tax.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in municipal bond obligations that pay interest that is exempt from personal income taxes imposed by the State of Michigan or its political subdivisions. The securities are generally issued by the State of Michigan, as well as counties, cities, towns, territories and public authorities in Michigan. These securities pay interest that is exempt from personal income taxes imposed by Michigan and its municipalities. Municipal bond obligations consist of bonds, notes and commercial paper issued by states and their political subdivisions that pay interest that is exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund maintains a dollar-weighted average portfolio maturity of between two and five years. No security in the Fund will have a remaining maturity of more than ten years. The Fund will purchase securities rated in one of the four highest rating categories by a Rating Agency or unrated securities of comparable quality (for example BBB-or higher by Standard & Poor's or Baa3 or higher by Moody's).

While maturity and credit quality are the most important investment factors, the Fund also considers current yield and yield to maturity and potential for capital gain. The Advisor may consider selling a security if it falls below the minimum credit quality required for purchase.

The Advisor may actively manage the Fund's sector weightings and duration to attempt to capture excess returns, as related to the Fund benchmark.

The Advisor may consider selling one of the Fund's holdings when a deterioration in an issuer's credit worthiness is detected, an individual security comprises too large of a position in the portfolio, a security's valuation is no longer attractive or the intended profit has been realized, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in money market instruments and may shorten its dollar-weighted average maturity below its normal range. In addition, during times when the Fund assumes a temporary defensive posture, the Fund may invest in municipal bonds, the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

FIXED INCOME SECURITIES RISK. The risks of investing in debt securities include INTEREST RATE RISK, which is the tendency of bond prices to fall when interest rates rise and CREDIT RISK, which is the risk of an issuer defaulting on its obligations of paying principal and interest. Generally, the price of a bond moves in the opposite direction from interest rates. As interest rates fall, the price of a bond tends to increase. The prices of long-term bonds tend to be more volatile than the prices of bonds with a shorter remaining maturity.

LOWER-RATED SECURITIES RISK. The Fund can acquire bonds that carry investment grade credit ratings, which are bonds rated by a rating agency in one of the four highest rating categories. Obligations rated in the fourth highest rating category involve greater risks, including price volatility and risk of default in the payment of interest and principal, than higher-quality securities.

MICHIGAN STATE-SPECIFIC RISK. Due to the level of investments in municipal obligations issued by the State of Michigan and its local political subdivisions, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of bond funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When the Fund's assets are invested in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so invested.

TAX RISK. Tax risk involves the possibility that the issuer of municipal securities will fail to comply with certain requirements of the Internal Revenue Code which allow interest distributed from such securities to be tax-exempt. Failure to comply with those requirements would create adverse tax consequences for shareholders.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                  [BAR CHART]

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

5.52%   4.75%   0.67%   6.31%   5.48%   6.21%   2.36%   1.07%   0.80%   2.65%
--------------------------------------------------------------------------------
1997      98      99      00      01      02      03      04      05      06

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


--------------------------------------------------------------------------------
Best quarter:                                        Q2 2002               2.87%
Worst quarter:                                       Q2 2004              -1.38%
Year to Date Return (1/1/07 to 9/30/07):                                   2.52%
--------------------------------------------------------------------------------


____________________
(1) For the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Michigan Municipal Bond Fund. On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund.

FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND
--------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                        INCEPTION DATE    PAST YEAR    PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(1)                                                      5/3/93
Return Before Taxes                                                                         2.65%         2.60%            3.56%
   Return After Taxes on Distributions(2)                                                   1.61%         1.51%            2.16%
   Return After Taxes on Distributions and Sale of Fund Shares(2)                           1.71%         1.58%            2.19%
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS 1-5 YEAR MUNICIPAL BOND INDEX(R)*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                      3.20%         3.26%            4.18%
------------------------------------------------------------------------------------------------------------------------------------



(1) On October 29, 2001, the Kent Michigan Municipal Bond Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Bond Fund. As such, for the period prior to October 29, 2001, the quoted performance of Institutional shares reflects the performance of the Institutional shares of the Kent Michigan Municipal Bond Fund.

(2) After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The Lehman Brothers 1-5 Year Municipal Bond Index(R) is representative of short term municipal bonds with a maturity between one and six years.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLES
--------------------------------------------------------------------------------

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2007.


                                                                FIFTH THIRD      FIFTH THIRD     FIFTH THIRD     FIFTH THIRD
                                                                 SMALL CAP     MID CAP GROWTH      QUALITY         DIVIDEND
                                                                GROWTH FUND         FUND          GROWTH FUND     GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                    None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                             None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                         None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                     0.70%           0.80%            0.80%           1.00%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                           None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                      0.36%           0.30%            0.31%           0.34%
------------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(1)                                    --              --               --              --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                1.06%(2)        1.10%            1.11%           1.67%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT                               --            0.01%(3)         0.05%(3)        0.94%(3)
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                          --            1.09%            1.06%           0.73%
------------------------------------------------------------------------------------------------------------------------------------

(1)  Amount is less than 0.01%, and is included in Other expenses.

(2) The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Small Cap Growth Fund to 1.01%. This waiver and/or expense reimbursement may be discontinued at any time.

(3) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Mid Cap Growth Fund and the Quality Growth Fund for the 13 month period and by the Dividend Growth Fund for the 40 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                       US EQUITY FUNDS (VALUE)--FEE TABLE
----------------------------------------------------------------------------------------------------------------------------------
                                                                       FIFTH THIRD   FIFTH THIRD   FIFTH THIRD      FIFTH THIRD
                                                                        MICRO CAP     SMALL CAP      ALL CAP     DISCIPLINED LARGE
                                                                       VALUE FUND    VALUE FUND    VALUE FUND     CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                          None          None          None             None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS               None          None          None             None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                               None          None          None             None
----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                           1.00%         0.90%         1.00%            0.80%
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                                 None          None          None             None
----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                            0.52%         0.35%         0.32%            0.28%
----------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                           0.01            --(1)         --(1)            --(1)
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                      1.53%(2)      1.25%(2)      1.32%            1.08%
----------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(3)                                  --            --          0.13%            0.07%
----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                --            --          1.19%            1.01%
----------------------------------------------------------------------------------------------------------------------------------


(1)   Amount is less than 0.01% and is included in Other expenses.


(2) The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Micro Cap Value Fund to 1.35% and for the Small Cap Value Fund to 1.20%. This waiver and/or expense reimbursement may be discontinued at any time.


(3) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                            STRUCTURED PRODUCTS (QUANTITATIVE)--FEE TABLE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                  FIFTH THIRD      FIFTH THIRD       FIFTH THIRD
                                                                                  EQUITY INDEX   STRUCTURED LARGE   INTERNATIONAL
                                                                                      FUND        CAP PLUS FUND      EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                      None             None             None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                           None             None             None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                           None             None             None
----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                      0.30%            0.70%             1.00%
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                                             None             None             None
----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                       0.31%            0.33%             0.36%
----------------------------------------------------------------------------------------------------------------------------------

        DIVIDEND EXPENSE ON SHORT SALES                                                 --            0.26%              --
----------------------------------------------------------------------------------------------------------------------------------
        OTHER EXPENSES                                                               0.31%            0.33%             0.36%
----------------------------------------------------------------------------------------------------------------------------------
        TOTAL OTHER EXPENSES                                                         0.31%            0.59%             0.36%
----------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                                        --(1)            --(1)           0.02%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                 0.61%            1.29%             1.38%
----------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(2)                                           0.42%            0.11%             0.17%
----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                         0.19%            1.18%             1.21%
----------------------------------------------------------------------------------------------------------------------------------


(1)   Amount is less than 0.01%, and is included in Other expenses.

(2) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. For the Structured Large Cap Plus Fund, the expense limitation (which excludes expenses for dividends on securities sold short) 0.92%. Because dividend expenses on short sales are excluded from this fund's expense limitation, Net Expenses are expected to exceed the applicable expense limitation by the estimated amount of dividends expense on short sales. Estimated Net Expenses are 1.18%. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Funds if it would result in the Fund exceeding the expense limitation described herein.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                       SPECIALTY - ASSET ALLOCATION STRATEGIES--FEE TABLE
----------------------------------------------------------------------------------------------------------------------------------
                                                                          FIFTH THIRD                 FIFTH THIRD
                                                            FIFTH THIRD    LIFEMODEL    FIFTH THIRD    LIFEMODEL      FIFTH THIRD
                                                             LIFEMODEL    MODERATELY     LIFEMODEL     MODERATELY      LIFEMODEL
                                                            AGGRESSIVE    AGGRESSIVE     MODERATE     CONSERVATIVE   CONSERVATIVE
                                                              FUND SM       FUND SM       FUND SM       FUND SM         FUND SM
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES               None          None          None          None            None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                        None          None          None          None            None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                    None          None          None          None            None
----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                0.15%         0.15%         0.15%         0.15%           0.15%
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                      None          None          None          None            None
----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                 0.34%         0.32%         0.29%         0.39%           0.49%
----------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                1.06%         0.99%         0.91%         0.87%           0.79%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                           1.55%         1.46%         1.35%         1.41%           1.43%
----------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(1)                     1.47%         1.38%         1.27%         1.33%           1.35%
----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES(2)                                                0.08%         0.08%         0.08%         0.08%           0.08%
----------------------------------------------------------------------------------------------------------------------------------


(1) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

(2) In addition to the operating expenses disclosed above, each Fund indirectly pays a portion of the expenses incurred by the underlying funds. The average weighted expense ratios for the underlying funds of the LifeModel Aggressive Fund SM are 1.06%, of the LifeModel Moderately Aggressive Fund SM are 0.99%, of the LifeModel Moderate Fund SM are 0.91%, of the LifeModel Moderately Conservative Fund SM are 0.87% and of the LifeModel Conservative Fund SM are 0.79%.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                            SPECIALTY STRATEGY--FEE TABLE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      FIFTH THIRD
                                                                                                                       STRATEGIC
                                                                                                                      INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                                         None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                                                                                  None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                                                              None
----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                                                          1.00%
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                                                                                None
----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                                                           0.34%
----------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                                                                          0.64%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                                     1.98%
----------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(2)                                                                               1.02%
----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                                             0.96%
----------------------------------------------------------------------------------------------------------------------------------


(1)   Amount is less than 0.01%, and is included in Other expenses.

(2) The Fund's Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------



SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                  FIXED INCOME FUNDS (TAXABLE)--FEE TABLE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        FIFTH THIRD   FIFTH THIRD     FIFTH THIRD
                                                                                        HIGH YIELD    TOTAL RETURN    SHORT TERM
                                                                                         BOND FUND     BOND FUND       BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                           None           None           None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                                                    None           None           None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                                None           None           None
----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                            0.70%         0.60%           0.50%
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                                                  None           None           None
----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                             0.45%         0.32%           0.31%
----------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(1)                                                           --            --              --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                       1.15%         0.92%           0.81%(2)
----------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(3)                                                 0.41%         0.24%            --
----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                               0.74%         0.68%            --
----------------------------------------------------------------------------------------------------------------------------------


(1)   Amount is less than 0.01%, and is included in Other expenses.

(2) The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Short Term Bond Fund to 0.64%. This waiver and/or expense reimbursement may be discontinued at any time.

(3) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                FIXED INCOME FUNDS (MUNICIPAL)--FEE TABLE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                        FIFTH THIRD   FIFTH THIRD     FIFTH THIRD
                                                                          FIFTH THIRD   INTERMEDIATE      OHIO         MICHIGAN
                                                                           MUNICIPAL     MUNICIPAL     MUNICIPAL       MUNICIPAL
                                                                           BOND FUND     BOND FUND     BOND FUND       BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                             None           None          None           None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                  None           None          None           None
----------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                  None           None          None           None
----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
----------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                              0.55%         0.55%         0.55%           0.45%
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12b-1) FEES                                                    None           None          None           None
----------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                               0.58%         0.34%         0.38%           0.53%
----------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES                                                --            --            --              --
----------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(1)                                      1.13%         0.89%         0.93%           0.98%
----------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(3)                                     --             --            --           0.30%
----------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                   --             --            --           0.68%
----------------------------------------------------------------------------------------------------------------------------------


(1)   Amount is less than 0.01%, and is included in Other expenses.

(2) The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses for the Municipal Bond Fund to 0.61%, for the Intermediate Municipal Bond Fund to 0.65% and for the Ohio Municipal Bond Fund to 0.79%. These waivers and/or expense reimbursements may be discontinued at any time.

(3) The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses to limit total annual fund operating expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.



US EQUITY FUNDS (GROWTH)                                   1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP GROWTH FUND                           $108              $337             $584             $1,293
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MID CAP GROWTH FUND                             $111              $349             $606             $1,340
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD QUALITY GROWTH FUND                             $108              $348             $607             $1,348
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD DIVIDEND GROWTH FUND                             $75              $435             $819             $1,898
------------------------------------------------------------------------------------------------------------------------

US EQUITY FUNDS (VALUE)                                    1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MICRO CAP VALUE FUND                            $156              $484             $834             $1,824
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP VALUE FUND                            $127              $396             $686             $1,511
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD ALL CAP VALUE FUND                              $121              $406             $712             $1,579
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND                $103              $337             $590             $1,313
------------------------------------------------------------------------------------------------------------------------

STRUCTURED PRODUCTS (QUANTITATIVE)                         1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND                  $120              $397             $696             $1,547
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND                                $19              $152             $297             $  721
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INTERNATIONAL EQUITY FUND                       $123              $420             $739             $1,643
------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY                                         1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD STRATEGIC INCOME FUND                            $98              $522             $973             $2,225
------------------------------------------------------------------------------------------------------------------------

SPECIALITY-ASSET ALLOCATION STRATEGIES                     1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM                     $8               $344             $704             $1,719
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM          $8               $325             $665             $1,627
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATE FUND SM                       $8               $301             $617             $1,512
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM        $8               $315             $644             $1,576
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM                   $8               $319             $653             $1,596
------------------------------------------------------------------------------------------------------------------------


SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------



FIXED INCOME FUNDS (TAXABLE)                               1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD HIGH YIELD BOND FUND                             $76              $325             $594             $1,361
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD TOTAL RETURN BOND FUND                           $69              $269             $485             $1,109
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD SHORT TERM BOND FUND                             $83              $259             $450             $1,003
------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (MUNICIPAL)                             1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL BOND FUND                             $115              $359             $622             $1,374
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND                 $91              $284             $493             $1,096
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD OHIO MUNICIPAL BOND FUND                         $95              $297             $515             $1,144
------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND                     $69              $281             $511             $1,172
------------------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

NAME POLICIES
--------------------------------------------------------------------------------


To comply with SEC rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.


INVESTMENT PRACTICES
--------------------------------------------------------------------------------


Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor or Subadvisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information ("SAI") for additional details regarding these permissible investments.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------




                                                                                   Delayed
                                                Asset-                            Delivery/                   Foreign
                                                Backed     Common   Convertible     When-                     Currency
                                              Securities   Stock    Securities     Issueds    Derivatives   Transactions
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                             X          X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                               X          X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                               X          X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                              X          X           X            X            X
---------------------------------------------------------------------------------------------------------------------------

US EQUITY FUNDS (VALUE)
---------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                              X          X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                              X          X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                                X          X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                  X          X           X            X            X
---------------------------------------------------------------------------------------------------------------------------
International Equity Fund                         X          X           X            X            X             X
---------------------------------------------------------------------------------------------------------------------------

STRUCTURED PRODUCTS (QUANTITATIVE)
---------------------------------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                    X          X           X            X            X             X
---------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                            X                        X            X
---------------------------------------------------------------------------------------------------------------------------

SPECIALTY - ASSET ALLOCATION STRATEGIES
---------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM
---------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM
---------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM
---------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM
---------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM
---------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
---------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                             X          X           X            X            X             X
---------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (TAXABLE)
---------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                              X                      X            X            X             X
---------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund                            X                      X            X            X             X
---------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                              X                      X            X            X             X
---------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (MUNICIPAL)
---------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                               X                      X            X            X
---------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                  X                      X            X            X
---------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                          X                      X            X            X
---------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                      X                      X            X            X
---------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
---------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                   X                                   X            X
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                       X            X
---------------------------------------------------------------------------------------------------------------------------


                                                           High-Yield
                                              Guaranteed   /High-Risk                Investment   Investment
                                              Investment      Debt       Illiquid     Company       Grade           Loan
                                              Contracts    Securities   Securities   Securities     Bonds      Participations
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                             X            X            X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                               X            X            X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                               X                         X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                              X            X            X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------

US EQUITY FUNDS (VALUE)
---------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                              X            X            X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                              X            X            X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                                             X            X            X            X
--------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                  X            X            X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                         X            X            X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------

STRUCTURED PRODUCTS (QUANTITATIVE)
--------------------------------------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                    X            X            X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                                           X            X
--------------------------------------------------------------------------------------------------------------------------------

SPECIALTY - ASSET ALLOCATION STRATEGIES
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM                                                             X
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM                                                  X
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM                                                               X
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM                                                X
--------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM                                                           X
--------------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
--------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                             X            X            X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (TAXABLE)
--------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                              X            X            X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund                            X            X            X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                              X            X            X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (MUNICIPAL)
--------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                               X                         X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                  X                         X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                          X                         X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                      X                         X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
--------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                   X                         X            X            X              X
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                          X
--------------------------------------------------------------------------------------------------------------------------------




                                                                                                  Non-U.S.
                                                 Money      Mortgage-    Mortgage                  Traded
                                                Market        Backed      Dollar    Municipal     Foreign     Preferred
US EQUITY FUNDS (GROWTH)                      Instruments   Securities    Rolls     Securities   Securities    Stocks
--------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                              X            X           X           X            X            X
--------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                X            X           X           X            X            X
--------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                X            X           X           X            X            X
--------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                               X            X           X           X            X            X
--------------------------------------------------------------------------------------------------------------------------

US EQUITY FUNDS (VALUE)
---------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                               X            X           X           X            X            X
--------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                               X            X           X           X            X            X
--------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                                 X            X                                    X            X
--------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                   X            X           X           X            X            X
--------------------------------------------------------------------------------------------------------------------------
International Equity Fund                          X            X           X           X            X            X
--------------------------------------------------------------------------------------------------------------------------

STRUCTURED PRODUCTS (QUANTITATIVE)
--------------------------------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                     X            X           X           X            X            X
--------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                  X            X           X           X            X            X
--------------------------------------------------------------------------------------------------------------------------

SPECIALTY - ASSET ALLOCATION STRATEGIES
--------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM                       X
--------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM            X
--------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM                         X
--------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM          X
--------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM                     X
--------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
--------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                              X            X           X           X            X            X
--------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (TAXABLE)
--------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                               X            X           X           X            X            X
--------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund                             X            X           X           X            X            X
--------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                               X            X           X           X            X            X
--------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (MUNICIPAL)
--------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                                X            X           X           X
--------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                   X            X           X           X
--------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                           X            X           X           X
--------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                       X            X           X           X
--------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
--------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                    X            X           X
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                    X
--------------------------------------------------------------------------------------------------------------------------


                                              Real Estate
                                              Investment                  Reverse                  Short-    Small and
                                                Trusts      Restricted   Repurchase   Securities    Term     Micro Cap    Stripped
                                                (REITs)     Securities   Agreements    Lending     Trading   Equities    Obligations
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                              X            X            X            X           X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                X            X            X            X           X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                                X            X            X            X           X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                               X            X            X            X           X          X            X
------------------------------------------------------------------------------------------------------------------------------------

US EQUITY FUNDS (VALUE)
------------------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                               X            X            X            X           X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                               X            X            X            X           X          X            X
------------------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                                 X            X            X            X           X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                   X            X            X            X           X          X            X
------------------------------------------------------------------------------------------------------------------------------------
International Equity Fund                          X            X            X            X           X          X            X
------------------------------------------------------------------------------------------------------------------------------------

STRUCTURED PRODUCTS (QUANTITATIVE)
------------------------------------------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                     X            X            X            X           X          X            X
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                  X            X            X            X           X          X            X
------------------------------------------------------------------------------------------------------------------------------------

SPECIALTY - ASSET ALLOCATION STRATEGIES
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM                                                              X
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM                                                   X
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM                                                                X
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM                                                 X
------------------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM                                                            X
------------------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                              X            X            X            X           X          X            X
------------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (TAXABLE)
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                               X            X            X            X           X                       X
------------------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund                             X            X            X            X           X                       X
------------------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                               X            X            X            X           X                       X
------------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (MUNICIPAL)
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                                             X            X            X           X                       X
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                                X            X            X           X                       X
------------------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                                        X            X            X           X                       X
------------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                                    X            X            X           X                       X
------------------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                                 X            X            X           X                       X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                                       X          X            X
------------------------------------------------------------------------------------------------------------------------------------


                                                 U.S.         U.S.                      Variable                   Zero-
                                              Government     Traded        U.S.       and Floating                Coupon
                                                Agency      Foreign      Treasury         Rate                     Debt
                                              Securities   Securities   Obligations   Instruments    Warrants   Obligations
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                             X            X             X             X            X            X
---------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                               X            X             X             X            X            X
---------------------------------------------------------------------------------------------------------------------------
Quality Growth Fund                               X            X             X             X            X            X
---------------------------------------------------------------------------------------------------------------------------
Dividend Growth Fund                              X            X             X             X            X            X
---------------------------------------------------------------------------------------------------------------------------

US EQUITY FUNDS (VALUE)
---------------------------------------------------------------------------------------------------------------------------
Micro Cap Value Fund                              X            X             X             X            X            X
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                              X            X             X             X            X            X
---------------------------------------------------------------------------------------------------------------------------
All Cap Value Fund                                X            X             X             X            X            X
---------------------------------------------------------------------------------------------------------------------------
Disciplined Large Cap Value Fund                  X            X             X             X            X            X
---------------------------------------------------------------------------------------------------------------------------
International Equity Fund                         X            X             X             X            X            X
---------------------------------------------------------------------------------------------------------------------------

STRUCTURED PRODUCTS (QUANTITATIVE)
---------------------------------------------------------------------------------------------------------------------------
Structured Large Cap Plus Fund                    X            X             X             X            X            X
---------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                 X            X             X             X            X            X
---------------------------------------------------------------------------------------------------------------------------

SPECIALTY - ASSET ALLOCATION STRATEGIES
---------------------------------------------------------------------------------------------------------------------------
LifeModel Aggressive Fund SM
---------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Aggressive Fund SM
---------------------------------------------------------------------------------------------------------------------------
LifeModel Moderate Fund SM
---------------------------------------------------------------------------------------------------------------------------
LifeModel Moderately Conservative Fund SM
---------------------------------------------------------------------------------------------------------------------------
LifeModel Conservative Fund SM
---------------------------------------------------------------------------------------------------------------------------

SPECIALTY STRATEGY
---------------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                             X            X             X             X            X            X
---------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (TAXABLE)
---------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund                              X            X            X              X                         X
---------------------------------------------------------------------------------------------------------------------------
Total Return Bond Fund                            X            X            X              X                         X
---------------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                              X            X            X              X                         X
---------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS (MUNICIPAL)
---------------------------------------------------------------------------------------------------------------------------
Municipal Bond Fund                               X            X            X             X                          X
---------------------------------------------------------------------------------------------------------------------------
Intermediate Municipal Bond Fund                  X            X            X             X                          X
---------------------------------------------------------------------------------------------------------------------------
Ohio Municipal Bond Fund                          X            X            X             X                          X
---------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Bond Fund                      X            X            X             X                          X
---------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
---------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                   X            X            X             X                          X
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                   X                         X                                        X
---------------------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COMMON STOCK: Shares of ownership of a company.

COLLATERALIZED LOAN OBLIGATIONS: A TYPE OF ASSET-BACKED SECURITY THAT IS AN OBLIGATION OF A TRUST TYPICALLY COLLATERALIZED BY POOLS OF LOANS.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

      CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price. The Dividend Growth Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, and the Money Market Funds may not invest in these securities. In addition, the following Funds may only buy or sell listed put options on financial futures contracts or buy or sell listed call options or over-the-counter call options on futures contracts:
Micro Cap Value Fund, All Cap Value Fund, and Strategic Income Fund.

      CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

      FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Dividend Growth Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund, and the Money Market Funds may not invest in these.

      STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Dividend Growth Fund, the Bond Funds, and the Money Market Funds may not invest in these.

      STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest in directly. The Money Market Funds may not invest in these.

      SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN CURRENCY TRANSACTIONS: Foreign currency transactions include forward foreign currency exchange contracts, foreign currency options, and foreign currency futures transactions.

FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

      AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

      YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

            CANADA BONDS: Issued by Canadian provinces.

            SOVEREIGN BONDS: Issued by the government of a foreign country.

            SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds of Fifth Third Funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

      BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

      CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

      EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500((R)) Index. iShares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

      LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

      BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

      CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

      COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

      REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

      TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

      COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

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MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

      STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 33 1/3% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the Russell 2000(R) Index.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

TRUST PREFERRED SECURITIES: Securities possessing characteristics of both equity and debt issues.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

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INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others. Equity securities and subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments and practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, REITs, securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities also may be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments and practices are subject to foreign investment risk: ADRs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. The following investments and practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

INVERSE MARKET RISK. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that a Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, a Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

The following investments and practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which

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could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments and practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments and practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.


MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, (ETFs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

SHORT SALES RISK. The Fund may seek to hedge investments or realize additional gains through short sales. The Fund may make short sales "against the box," meaning the Fund may make short sales while owning or having the right to acquire, at no added cost, securities identical to those sold short. The Fund incurs transaction costs, including interest, when opening, maintaining, and closing short sales against the box. Short sales against the box protect the Fund against the risk of loss in the value of a portfolio security to the extent a decline in value of the security is offset by a corresponding gain in the short position. However, any potential gains in the value of the security would be wholly or partially offset by a corresponding loss in the short position. In addition, in implementing its principal investment strategies, the Fund may engage in short sales that are not against the box (i.e., short sales of securities that the Fund does not own) in accordance with the provisions of the 1940 Act. In order to do so, the Fund typically borrows a security from a broker in order to sell the security to a third party. This type of short sale exposes the Fund to the risk that it will be required to acquire, convert,

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--------------------------------------------------------------------------------

or exchange securities to replace the borrowed securities at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. If the Fund engages in short sales of securities it does not own, it may have to pay a premium to borrow the securities and must pay to the lender any dividends or interest paid on the securities while they are borrowed. When making this type of short sale, the Fund must segregate liquid assets in an amount equal to the current market value of the security sold short. Short sales on securities the Fund does not own involve a form of investment leverage, and the amount of the Fund's loss on such a short sale is theoretically unlimited. Accordingly, the Fund may be subject to increased leveraging risk and other investment risks described in this section as a result of engaging in short sales of securities it does not own.

SMALLER COMPANY RISK. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. Small and Micro Cap Equities are subject to smaller company risk.


TAX RISK. The risk that the issuer of securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences for shareholders. Municipal securities are subject to tax risk.

TURNOVER RISK. The risk that, through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions to shareholders and lower Fund performance due to increased brokerage costs.


INVESTMENT POLICIES OF THE UNDERLYING FUNDS
--------------------------------------------------------------------------------

The following is a brief description of the principal investment policies of the Institutional Money Market Fund and the U.S. Treasury Money Market Fund, two Underlying Funds of the LifeModel Funds SM whose policies are not otherwise described in this Prospectus.

INSTITUTIONAL MONEY MARKET FUND

The Fund's fundamental investment objective is current income from short-term securities consistent with the stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will be able to do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's investment manager. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's investment manager. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of registered money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's investment manager. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in repurchase agreements collateralized by the securities mentioned above.

U.S. TREASURY MONEY MARKET FUND

The Fund's fundamental investment objective is stability of principal and current income consistent with stability of principal.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, and repurchase agreements collateralized by U.S. Treasury securities, and shares of registered money market investment companies that invest exclusively in securities.

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ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT IN EXCHANGE-TRADED FUNDS. The Funds may each invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.


Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets, unless otherwise permitted under the Investment Company Act of 1940 or the rules thereunder. Upon meeting certain conditions the Funds may invest their respective assets in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.


FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR AND SUBADVISORS


Fifth Third Asset Management, Inc., (the "Advisor" or "FTAM"), 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment advisor to all Funds. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced and knowledgeable investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.

As of September 30, 2007, Fifth Third Asset Management, Inc. had approximately $22.4 billion of assets under management, including approximately $13.0 billion of assets in the Fifth Third Funds.


A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. On September 28, 2005, the SEC granted exemptive relief to the Funds and the Advisor to permit the Advisor, subject to certain conditions, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Funds without shareholder approval. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

Fort Washington Investment Advisors, Inc. ("Fort Washington"), 420 East Fourth Street, Cincinnati, OH 45202-4133, serves as investment subadvisor to Fifth Third High Yield Bond Fund. As of September 30, 2007, Fort Washington, together with its wholly-owned subsidiaries, had approximately $26.8 billion of assets under management.



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--------------------------------------------------------------------------------


The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2007 are as follows:

                                                           AS A PERCENTAGE OF
                                                           AVERAGE NET ASSETS
--------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP GROWTH FUND                                 0.70%
--------------------------------------------------------------------------------
FIFTH THIRD MID CAP GROWTH FUND                                   0.80%
--------------------------------------------------------------------------------
FIFTH THIRD QUALITY GROWTH FUND                                   0.80%
--------------------------------------------------------------------------------
FIFTH THIRD DIVIDEND GROWTH FUND                                  0.60%
--------------------------------------------------------------------------------
FIFTH THIRD MICRO CAP VALUE FUND                                  1.00%
--------------------------------------------------------------------------------
FIFTH THIRD SMALL CAP VALUE FUND                                  0.90%
--------------------------------------------------------------------------------
FIFTH THIRD ALL CAP VALUE FUND                                    1.00%
--------------------------------------------------------------------------------
FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND                      0.80%
--------------------------------------------------------------------------------
FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND                        0.70%
--------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND                                     0.10%
--------------------------------------------------------------------------------
FIFTH THIRD INTERNATIONAL EQUITY FUND(1)                          1.00%
--------------------------------------------------------------------------------
FIFTH THIRD STRATEGIC INCOME FUND                                 0.80%
--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL AGGRESSIVE FUND SM                          0.03%
--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATELY AGGRESSIVE FUND SM               0.03%
--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATE FUND SM                            0.03%
--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL MODERATELY CONSERVATIVE FUND SM             0.03%
--------------------------------------------------------------------------------
FIFTH THIRD LIFEMODEL CONSERVATIVE FUND SM                        0.03%
--------------------------------------------------------------------------------
FIFTH THIRD HIGH YIELD BOND FUND(2)                               0.70%
--------------------------------------------------------------------------------
FIFTH THIRD TOTAL RETURN BOND FUND                                0.50%
--------------------------------------------------------------------------------
FIFTH THIRD SHORT TERM BOND FUND                                  0.40%
--------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL BOND FUND                                   0.40%
--------------------------------------------------------------------------------
FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND                      0.40%
--------------------------------------------------------------------------------
FIFTH THIRD OHIO MUNICIPAL BOND FUND                              0.55%
--------------------------------------------------------------------------------
FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND                          0.10%
--------------------------------------------------------------------------------

(1) The Advisor paid a portion of this fee to Morgan Stanley Investment Management Inc. ("MSIM"), the Fund's former subadvisor. The subadvisory arrangement with MSIM was terminated, effective November 28, 2007. For the current fiscal year, a portion of the management fee paid to the Advisor for the period July 31, 2007 to November 28, 2007 will be paid to MSIM in connection with its subadvisory services.

(2)   The Advisor paid a portion of this fee to the Fund's subadvisor.


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FUND MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

FIFTH THIRD ASSET MANAGEMENT INC.


Samrat Bhattacharya has been the portfolio manager of the FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND since November 2007. Mr. Bhattacharya has 10 years of experience in statistical analysis and econometric modeling. Previously, he worked as a research analyst at the Indian Council of Research on International Economic Relations from 1998-2000. In this capacity he developed models for explaining trade patterns across different countries. He is in the final stages of completing his PhD in Economics at The Ohio State University where he specializes in econometric modeling. He has a M.S. and Master of Philosophy (M.
Phil) in Economics. Mr. Bhattacharya is a member of American Finance Association and American Economic Association.

Scott A. Billeadeau has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND since June 2003, of the FIFTH THIRD SMALL CAP GROWTH FUND since February 2005 and of the FIFTH THIRD LIFEMODEL FUNDSSM since September 2007. A Chartered Financial Analyst, Mr. Billeadeau graduated from Princeton University with a degree in Economics. He started his career at IDS/American Express (now Ameriprise) in 1985 as a statistical project analyst. In 1991 he joined Pacific Century Advisers, a subsidiary of Security Pacific Bank (which was subsequently acquired by Bank of America) as a portfolio manager and analyst. In 1994 he assumed management responsibilities for all small- and mid-cap assets for Bank of America. Mr. Billeadeau joined Nation's Bank's subsidiary Tradestreet Investment Associates, Inc. in 1997 where he was the Director and Senior Portfolio Manager responsible for the mid-cap and small-cap growth strategies. Mr. Billeadeau joined Investment Advisers, Inc. in July of 1999 and became a principal of Paladin Investment Associates, LLC upon its launch on December 1, 2000. At Paladin, Mr. Billeadeau was a Senior Portfolio Manager of Small, Small-Mid Cap and Mid Cap Growth strategies. Additionally, in 2000, Scott was elected to the Board of Directors of FactSet Research Systems, a NYSE listed company, where he serves as Chairman of the audit committee. Mr. Billeadeau has 21 years of investment experience.

John L. Cassady III has been the portfolio manager of the FIFTH THIRD TOTAL RETURN BOND FUND since October 2001 of FIFTH THIRD SHORT TERM BOND FUND since November 2007. Mr. Cassady is a Senior Portfolio Manager - Taxable Fixed Income for Fifth Third Asset Management, Inc. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over 19 years of investment experience, including thirteen years of fixed income portfolio management experience. He earned his BS in Industrial Management from the Georgia Institute of Technology.

Mark Demos has been the portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since November 2007. A Chartered Financial Analyst, Mr. Demos graduated from Lee University, with honors, with a Bachelor of Science degree in Business Administration. He joined Fifth Third Asset Management, Inc. in 1999 as an Analyst, covering the Technology, Energy and Industrial sectors. In the 4th quarter of 2006, he joined the Large Cap Strategies team as a Portfolio Manager. Prior to joining the Advisor, he worked for the Ohio Company as an Analyst. Mr. Demos has 10 years of investment experience and is a member of the Cincinnati Society of Financial Analysts.

Amy Denn has been a portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since November 2006. Ms. Denn joined Fifth Third Asset Management in March 2003 as Portfolio Manager of Core Strategies. Prior to joining FTAM, she spent thirteen years with Minneapolis-based Investment Advisers, Inc., and then over three years as a portfolio manager with Paladin Investment Associates. Ms. Denn graduated from Minnesota State University, Mankato in 1987 with a BS degree in Business Administration, majoring in Accounting and Finance. Ms. Denn has 10 years of investment experience.

Jon Fisher has been a portfolio manager of the FIFTH THIRD QUALITY GROWTH FUND since September 2007. Mr. Fisher is a Portfolio Manager of Core Strategies. Prior to joining FTAM in 2000, he worked for seven years at PNC as a Portfolio Manager and Equity Analyst and subsequently worked for two years at Dain Bosworth as an Equity Analyst. In January 2000, Mr. Fisher joined FTAM as a healthcare analyst supporting their growth products. In 2002, he was promoted to Director of Research and in 2003 was named co-Portfolio Manager of the Small Cap Growth Strategy. In January 2005, Mr. Fisher became Portfolio Manager of FTAM's Active Core and Active Growth products. Mr. Fisher has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers, has served as President for the Cincinnati Society of Financial Analysts, and has over 17 years of investment experience. Mr. Fisher graduated from the University of Iowa with a BS degree in Business Administration, majoring in Finance and earned his MBA from the University of Chicago. He earned the Chartered Financial Analyst designation in 1996.



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Martin E. Hargrave has been the portfolio manager of the FIFTH THIRD MID CAP
GROWTH FUND since February 2005 and of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. A Chartered Financial Analyst, Mr. Hargrave graduated from the University of Southern California with a Bachelor of Science degree, followed by a Master's degree in Finance from the Anderson School at the University of California, Los Angeles. In 1991, Mr. Hargrave joined Sunkist Growers, Inc. where he was responsible for managing the employee benefits investments, banking relationships and cash management operations. Mr. Hargrave joined Investment Advisers, Inc. in 1996 as an institutional client service representative and in August 2000 he joined their small/mid cap team as a portfolio manager. Mr. Hargrave joined Fifth Third in 2003 as a Portfolio Manager of Small, Small-to-Mid, and Mid Cap Growth Strategies. Mr. Hargrave has 16 years of investment experience.

John P. Hoeting has been the portfolio manager of the Fifth Third taxable money market funds since February 2000 and of the FIFTH THIRD SHORT TERM BOND FUND since April 2004. Prior to joining Fifth Third Asset Management, Inc. in February 2000, he spent nearly 3 years as a research analyst and money market portfolio manager with Ft. Washington Investment Advisors and its predecessor, Countrywide Investments. Mr. Hoeting has over 15 years of experience as a research analyst and portfolio manager. Mr. Hoeting earned a BS in Finance from the University of Dayton and earned the Chartered Financial Analyst designation in 1997.

Eric J. Holmes has been the portfolio manager of the FIFTH THIRD MICRO CAP VALUE FUND since April 2005. Mr. Holmes is the Director of Micro Cap Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in February 2003, Mr. Holmes accumulated over eight years of experience as an equity analyst for Manning & Napier Advisors and Victory Capital Management. Mr. Holmes received his undergraduate degree in Economics from the State University of New York at Geneseo and his MBA in Finance from Rochester Institute of Technology. He earned the Chartered Financial Analyst designation in 1998.

Peter M. Klein has been the portfolio manager of the FIFTH THIRD ALL CAP VALUE FUND since January 2003. Mr. Klein is a Senior Portfolio Manager of Value Strategies for Fifth Third Asset Management, Inc. He spent seven years as an individual and institutional portfolio manager and an equity analyst with Gelfand/Maxus Asset Management, which, prior to its merger with Fifth Third Asset Management, Inc., was a subsidiary of Maxus Investment Group. He has over 24 years of experience managing personal, corporate, endowment and Taft-Hartley portfolios. Mr. Klein received his undergraduate degree in Philosophy magna cum laude from John Carroll University and his MBA in Finance from Cleveland State University. He holds the Chartered Financial Analyst designation as well as a Series-7 General Securities Representative license. In addition, he has served as President and Program Chairman for the CFA Society of Cleveland.

Mark Koenig has been the portfolio manager of the FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND, of the FIFTH THIRD EQUITY INDEX FUND since February 2005 and of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2007. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999-2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995-1998, Mr. Koenig was a quantitative analyst with National City Bank, where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory, where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.


Joseph W. Kremer has been the portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since November 2005, and is the Director of Small Cap Value Strategies. Mr. Kremer joined Fifth Third Asset Management in November 2005 as Senior Portfolio Manager of Small Cap Value Strategies. Mr. Kremer previously spent 31 1/42 years with Evergreen Asset Management, a subsidiary of Wachovia Bank, where he was a Regional Investment Manager. Prior to that, he worked for National City for 21 1/42 years, where he was a Senior Investment Officer. He has also worked for M&I Investment Management Corporation, a subsidiary of Marshall & Ilsley Corp. and has run his own investment management firm. Before beginning his investment career, Mr. Kremer was an assistant professor of finance at the University of Notre Dame, where he taught portfolio management and investment theory courses for six years and contributed to academic journals including the Journal of Financial and Quantitative Analysis and Advances in Futures and Options Research. He has a Ph.D. in Business Administration with a major in Finance from the University of South Carolina, where his dissertation topic was the pricing of corporate warrants. His other degrees include an M.B.A. from the University of Wisconsin, a B.S. in Accounting and a B.A. in Economics, both cum laude, from the University of Delaware. He is a CFA charterholder and a CFP. Mr. Kremer earned the Charter Financial Analyst designation and is a Certified Financial Planner.


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J. Jeffrey Krumpelman has been the portfolio manager of the FIFTH THIRD DIVIDEND
GROWTH FUND and of the FIFTH THIRD STRATEGIC INCOME FUND since September 2005 and of the FIFTH THIRD LIFEMODEL FUNDSSM since September 2007. He joined Fifth Third Asset Management, Inc. in August 2005 as the Director of Quality Core Strategies. Previously, Mr. Krumpelman spent six years with INVESCO National Asset Management, where he was a Managing Director and Portfolio Manager and managed three products with over $10 billion in assets. Prior to that, he was a Senior Portfolio Manager for First Union National Bank, where he managed over $300 million in private assets. Mr. Krumpelman graduated from DePauw University with a B.A. in Economics and holds an M.B.A. in Finance from Northwestern University. He earned the Chartered Financial Analyst designation in 1993 and has accumulated over 15 years of investment management experience.

Peter Kwiatkowski has been the portfolio manager of the FIFTH THIRD STRATEGIC INCOME FUND since February 2005 and of the FIFTH THIRD DIVIDEND GROWTH FUND since August 2005. He is currently a Portfolio Manager of Income Strategies of Fifth Third Asset Management, Inc. He joined Fifth Third Bank's Treasury Group in August 2001 with responsibility for structured finance/securitizations, investments, balance sheet management, and economic analysis. He moved in May 2003 to Fifth Third's Income Strategies Group, where he is responsible for strategic income, dividend growth, fixed income, and alternative income/quantitative strategies. He spent over two years beginning in April 1999 with Pacific Investment Management Company LLC (PIMCO) in various functions including as a Portfolio Analyst supporting the emerging markets and mortgage strategies. Mr. Kwiatkowski's previous experience includes seven years in real estate. He graduated summa cum laude from California State University at Long Beach with a B. S. in Finance, Real Estate and Law and earned the Chartered Financial Analyst designation in 2002.

David R. Luebke has been the portfolio manager of the FIFTH THIRD MID CAP GROWTH FUND and of the FIFTH THIRD SMALL CAP GROWTH FUND since August 2006. For the four years prior to joining Fifth Third, Mr. Luebke was Vice President and Senior Equity Analyst for Harbor Capital Management and then Fortis Investments, after its acquisition of Harbor, where he was responsible for covering the technology sector for small, mid and large cap stocks. Prior to joining Fortis, Mr. Luebke was Portfolio Manager and Equity Analyst at First American Asset Management and Piper Capital Management. Mr. Luebke graduated with honors (recipient of the Wall Street Journal Achievement Award) from the University of Minnesota with a Bachelor of Science degree in Business Administration. He also has an MBA in Finance from the Carlson School of Management. A Chartered Financial Analyst, Mr. Luebke has 10 years of investment experience.

Michael J. Martin has been portfolio manager of the FIFTH THIRD MUNICIPAL BOND FUND and of the FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND since November 1997, of the FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND since January 1995, and of the FIFTH THIRD OHIO MUNICIPAL BOND FUND since October 2001. Mr. Martin is the Managing Director of Tax Exempt Fixed Income for Fifth Third Asset Management, Inc. and has over 13 years of experience as a portfolio manager with FTAM and its predecessor, Lyon Street Asset Management Company. Mr. Martin earned his Chartered Financial Analyst designation in 1993. He earned his BS in Geological Engineering, with honors, from Michigan Technological University in 1983 and his MBA from Michigan State University in 1989.

Mary Jane Matts has been a portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since July 2005 of FIFTH THIRD ALL CAP VALUE FUND since November 2007. Prior to joining Fifth Third Asset Management, Inc. in July 2005, she spent 10 years in various functions with National City Bank. Most recently, from 2000 to 2005, she was Director of Research for the Wealth Management Group, which includes the Private Client Group and NatCity Investments, a brokerage firm. From 2001-2002, Ms. Matts served as the interim Chief Investment Officer for the Wealth Management Group. In 2003, Ms. Matts assisted in the transition of the management of the Armada value funds, while continuing to function as the Director of Research for the Wealth Management Group. Prior to that, Ms. Matts managed the Value Team on the institutional side. Before joining National City in 1995, Ms. Matts was the Director of Research at Society Asset Management, now known as Victory Capital Management. She has 20 years of investment experience. She earned a B.A. in Economics, cum laude and with honors, from Kenyon College and an M.B.A. from Case Western Reserve University. Ms. Matts earned the Chartered Financial Analyst designation in 1991.

Mirko M. Mikelic has been a portfolio manager of the FIFTH THIRD TOTAL RETURN BOND FUND since April 2005 and of the FIFTH THIRD STRATEGIC INCOME FUND since November 2007. Mr. Mikelic joined Fifth Third Asset Management, Inc. as a Senior Analyst-Fixed Income in June 2003. Prior to joining Fifth Third, Mr. Mikelic was an international equity analyst at ReachCapital Management in Harrison, NY and wrote research reports for CCN LLC. Prior to CCN, Mr. Mikelic spent 3 years at Credit Suisse First Boston/DLJ where he was part of the Liability Management desk. Additionally, he worked in a mortgage sales capacity with many of the largest fixed income managers globally. Previous to DLJ, Mr. Mikelic spent two years with Morgan Stanley as a Fixed Income Associate on the Mortgage Research & Trading desks. Mr. Mikelic received a BA degree in Chemistry/Physics at Kalamazoo College as well as a BSEE from Wayne State University. Mr. Mikelic also completed an MA in International Political Economy/Relations and later an MBA in Analytic Finance and Accounting from the University of Chicago. In between his MA and MBA, Mr. Mikelic was a consultant for Information Resources, designing multidimensional OLAP databases.



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Ted Moore has been a portfolio manager of the FIFTH THIRD SMALL CAP VALUE FUND since August 2006 and of the FIFTH THIRD MICRO CAP VALUE FUND since March 2007. Mr. Moore joined Fifth Third Asset Management, Inc. in August 2006. Mr. Moore has 11 years of investment experience and, prior to joining Fifth Third, he served as an Equity Research Analyst with National City Private Client Group for six years and a small and mid cap stock analyst for both Driehaus Capital Management and Morgan Keegan & Co. Mr. Moore earned a BA in history from Williams College, an M.B.A. in finance from Indiana University, and earned the Chartered Financial Analyst designation in 2000.

Bill Natcher, PhD has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2007. Prior to joining Fifth Third in 2007, Mr. Natcher established and led the Mortgage Research Department at the National City Corporation. He was responsible for developing proprietary prepayment models for prime and subprime mortgage products. Prior to that he served as Senior Economist for National City where he developed forecasting models for mortgage production, loan charge-offs and core deposits. He has 14 years of investment management and economic experience and spent 6 years in academic research. Mr. Natcher earned a B.A. in Economics from Grove City College, an M.S. in Resource and Applied Economics from the University of Alaska and a Ph.D. in Applied Economics from Penn State University.

Scott Richter has been the portfolio manager of the FIFTH THIRD DISCIPLINED LARGE CAP VALUE FUND since September 2007. A Chartered Financial Analyst, Mr. Richter joined Fifth Third Asset Management, Inc.'s Large Cap Value Team in January 2007 from Mellon Financial in Cleveland. He has 11 years of portfolio management and research experience. His previous experience includes Weber, Fulton & Felman and its predecessor, Davidson Partners. Weber, Fulton & Felman was acquired by Mellon in 2002. Mr. Richter earned a B.S. in Mechanical Engineering from the University of Rochester, where he was elected to Phi Beta Kappa, and an M.B.A. from Harvard Business School.

Mitchell L. Stapley has been the portfolio manager of the FIFTH THIRD SHORT TERM BOND FUND since November 1996, of the FIFTH THIRD TOTAL RETURN BOND FUND since March 1995, of the FIFTH THIRD HIGH YIELD BOND FUND since November 2005, of the FIFTH THIRD LIFEMODEL FUNDSSM since August 2006 and of the FIFTH THIRD STRATEGIC INCOME FUND since November 2007. Mr. Stapley, Chief Fixed Income Officer for Fifth Third Asset Management, Inc., is responsible for all fixed income management and trading. Mr. Stapley has been with Fifth Third since December 1988 and has over 23 years of portfolio management experience. Prior to joining Fifth Third, Mr. Stapley was Manager of Short Term Investments/Foreign Exchange Exposure at Navistar International Corporation in Chicago, where he was responsible for both investment strategy and implementation and foreign exchange hedging and trading. Prior to joining Navistar, Mr. Stapley served as a Portfolio Manager for William Wrigley Jr. Company in Chicago. He earned the Chartered Financial Analyst designation in 1994 and received his BS degree in Economics and Political Science, with honors, from Albion College in 1981. Mr. Stapley is a member of the Detroit Bond Club.

Jason Schwartz has been the portfolio manager of the FIFTH THIRD SHORT TERM BOND FUND and of the FIFTH THIRD TOTAL RETURN BOND FUND since November 2007. A Chartered Financial Analyst, Mr. Schwartz joined Fifth Third Asset Management, Inc. in 2002 and has 5 years of investment experience. He is a member of the Cincinnati Society of Financial Analysts. Mr. Schwartz earned a B.S. in Finance from the University of Kentucky.

Zhiqiang Sun, PhD, has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2007. Mr. Sun has more than 7 years of statistical analysis, banking and investment experience. He specializes in statistical analysis, optimization, risk management and asset pricing. Prior to joining Fifth Third, he worked as a senior risk analyst in the National City risk management department where his responsibilities included analyzing the bank's balance sheet exposure to market and credit risk. For the National City Investment Company, Zhiqiang worked as a senior portfolio analyst. In this capacity, he developed models for investment style selection and optimization. Also at National City, he served as a senior business analyst in the consumer and small business division in which he helped to create forecasting and valuation models, in addition to conducting price sensitivity and optimization analysis. Mr. Sun has a PhD in operations research (finance concentration) from Case Western Reserve University. He also holds an MS in applied mathematics from East China University of Science and Technology, and a BS in statistics from Fudan University.

Jill A. Thompson has been the portfolio manager of the FIFTH THIRD SMALL CAP GROWTH FUND since July 2005, and of the FIFTH THIRD MID CAP GROWTH FUND since August 2006. Ms. Thompson joined Fifth Third Asset Management in March 2005 as Portfolio Manager on the firm's small and mid cap growth products. Before joining Fifth Third, Ms. Thompson served as co-portfolio manager of KB Growth Advisors' small cap growth product for five years. Prior to that, she was with US Bancorp Piper Jaffray for ten years, where she served as co-portfolio manager of US Bancorp Asset Management/Piper Capital Management's small and mid cap growth products. A Chartered Financial Analyst, Ms. Thompson graduated from St. Cloud State University with a Bachelor of Science in Finance. Ms. Thompson has 18 years of investment experience.



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Michael P. Wayton has been a portfolio manager of the FIFTH THIRD EQUITY INDEX
FUND, of the FIFTH THIRD STRUCTURED LARGE CAP PLUS Fund since February 2005 of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2007. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in December 2004, he spend 41 1/42 years as a quantitative analyst for the National City Investment Management Company where he was responsible for the management of the firm's passive assets and the development of quantitative equity models. Prior to that, he spend 11 1/42 years in National City's personal trust department. Mr. Wayton earned the Chartered Financial Analyst designation in 2005. Mr. Wayton earned a BSBA in finance from The Ohio State University.

E. Keith Wirtz has been the portfolio manager of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2003, and of the FIFTH THIRD LIFEMODEL FUNDS(SM) since August 2006. Mr. Wirtz joined Fifth Third Asset Management, Inc. as the President and Chief Investment Officer and Fifth Third Bank as the Chief Investment Officer in March 2003. From 2000 through March 2003, Mr. Wirtz was the President and Chief Executive Officer of Paladin Investment Associates, LLC, an investment management firm. From 1999 to 2000, Mr. Wirtz was the President and Chief Executive Officer of Investment Advisers, Inc., an investment management subsidiary of Lloyds TSB. From 1981 to 1999, Mr. Wirtz held a variety of investment management positions at Bank of America Corp.

David L. Withrow has been the portfolio manager of the FIFTH THIRD SHORT TERM BOND FUND since May 2002 and of FIFTH THIRD TOTAL RETURN BOND FUND and of the FIFTH THIRD STRATEGIC INCOME FUND since November 2007. He joined Fifth Third Bank's Investment Advisors Division in 1999 as a senior fixed income portfolio manager for actively managed institutional accounts. Prior to joining Fifth Third, he spent over 10 years as a fixed income portfolio manager with Prime Capital Management. Mr. Withrow graduated from Anderson University and earned a BA in Economics. Mr. Withrow earned his Chartered Financial Analyst designation in 1993.

Patricia Younker has been a portfolio manager of the FIFTH THIRD municipal money market funds since October 2001 and of the FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND, the FIFTH THIRD MUNICIPAL BOND FUND, the FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND, and the FIFTH THIRD OHIO MUNICIPAL BOND FUND since November 29, 2006. Ms. Younker has been a Senior Portfolio Manager for Fifth Third Asset Management, Inc. Ms. Younker has 21 years of experience within the investment department of FTAM and its predecessor, Lyon Street Asset Management Company. Ms. Younker graduated from Davenport University with a B.S. in Business Administration.

FORT WASHINGTON INVESTMENT ADVISORS, INC.

J. Kevin Seagraves, CFA is a Chartered Financial Analyst and has served as portfolio manager of the FIFTH THIRD HIGH YIELD BOND FUND since its inception in November, 2005. Mr. Seagraves has served as a Senior Credit Analyst for Fixed Income and Credit Research at Fort Washington since 2003. From 1998-2003, Mr. Seagraves was a Senior Analyst at Summit Investment Partners. From 1996-1998, Mr. Seagraves was a Credit Team Leader and Credit Analyst at National City Bank. Mr. Seagraves earned a BS in Finance from Miami University.

Brendan M. White, CFA is a Chartered Financial Analyst and has served as portfolio manager of the FIFTH THIRD HIGH YIELD BOND FUND since its inception in November, 2005. Mr. White is currently a Managing Director and Senior Portfolio Manager of Fort Washington and was previously a Vice President and Senior Portfolio Manager of Fort Washington. He has worked for Fort Washington since 1993 and has over 15 years of fixed-income management experience. Mr. White holds an MBA from Xavier University and a BS in Finance from The Ohio State University.


The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.



82
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--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES

The price of Fund shares is based on the Fund's net asset value ("NAV"), which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Funds is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing.

There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. Each Stock Fund's and Bond Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. On any day that the stock or principal bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day.

Each Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements the Distributor. The Trust has authorized one or more brokers to receive on its behalf purchase or redemption orders. These brokers are authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.


The purchase or sale of Fund shares through financial intermediaries may be subject to transaction fees or other different or additional fees than those otherwise disclosed in this Prospectus.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.


                                                                              83
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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All purchase orders must be received by the Funds' transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV.

Institutional shares may only be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Funds and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:

     o    minimum initial or subsequent investment requirements

     o    exchange policies

     o    cutoff time for investments

     o    redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Institutional shares of the Funds offered by this Prospectus (except for the Equity Index Fund) is $1,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. The minimum initial investment in Institutional shares of the Equity Index Fund is $5,000,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.


The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial or subsequent investment.

For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043, or by express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


AVOID WITHHOLDING TAX


Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number (your social security number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.


CUSTOMER IDENTIFICATION INFORMATION


To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.



84
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SHAREHOLDER INFORMATION
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As a result, the Funds must obtain the following information for each person that opens a new account:

     o    Name;

     o    Date of birth (for individuals);

     o Residential or business street address (although post office boxes are still permitted for mailing); and

     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.


SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent.

Orders to sell shares must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

If your sell order has been received by the Funds prior to the time designated by the Funds for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.


The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

In certain circumstances, shares may be sold only by written request, accompanied by a signature guarantee.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

     o    The address on file has been changed in the last 10 business days;

     o    The check is not being mailed to the address on your account;

     o    The check is not being made payable to the owner of the account; or

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

You may obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the Securities Transfer Agents Medallion Program (STAMP), New York Stock Exchange Medallion Signature Program (MSP), or Stock Exchanges Medallion Program (SEMP). Members of the STAMP, MSP, and SEMP are subject to dollar limitations, which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


                                                                              85
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SHAREHOLDER INFORMATION
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POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.


REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK


When you have made your investment by check, you cannot redeem any portion of it until the Transfer Agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

UNDELIVERABLE OR UNCASHED CHECKS

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex- date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.


INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

NOTES ON EXCHANGES


You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.


In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.


The Exchange Privilege may be changed or eliminated at any time.



86
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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains distributed to you will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.


Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly by the Strategic Income Fund.

Dividends, if any, are declared and paid monthly by the following Funds: Fifth Third High Yield Bond Fund, Fifth Third Total Return Bond Fund, Fifth Third Short Term Bond Fund, Fifth Third Municipal Bond Fund, Fifth Third Intermediate Municipal Bond Fund, Fifth Third Ohio Municipal Bond Fund and Fifth Third Michigan Municipal Bond Fund.


Dividends, if any, are declared and paid quarterly by the following Funds: Fifth Third Mid Cap Growth Fund, Fifth Third Quality Growth Fund, Fifth Third Structured Large Cap Plus Fund, Fifth Third Equity Index Fund, Fifth Third Micro Cap Value Fund, Fifth Third All Cap Value Fund, Fifth Third Disciplined Large Cap Value Fund, Fifth Third LifeModel Aggressive FundSM, Fifth Third LifeModel Moderately Aggressive FundSM, Fifth Third LifeModel Moderate FundSM, Fifth Third LifeModel Moderately Conservative FundSM, Fifth Third LifeModel Conservative FundSM and Fifth Third Dividend Growth Fund.

Dividends, if any, are declared and paid annually by the following Funds: Fifth Third Small Cap Growth Fund, Fifth Third Small Cap Value Fund, and Fifth Third International Equity Fund.

Capital gains, if any, are distributed at least annually.


As discussed in detail in the SAI, if a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividends paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.


EXPENSES
--------------------------------------------------------------------------------

The expenses for investing in funds of funds, like the LifeModel FundsSM, are generally higher than those for mutual funds that do not invest primarily in other mutual funds. This is because shareholders in a fund of funds indirectly pay a portion of the fees and expenses charged at the underlying fund level. To lessen the impact of expenses incurred at the underlying fund level, the LifeModel FundsSM invest in Institutional shares of the underlying funds, which are not subject to any sales charge or distribution/service (12b-1) fees.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

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--------------------------------------------------------------------------------

TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income (including tax-exempt interest income, if any) and net-realized capital gains, if any, to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gain distributions, received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. The fixed income funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income.


An Asset Allocation Fund will not be able to offset gains realized by one Fund in which it invests against losses realized by another Fund in which it invests until it disposes of shares of the Fund that realized such losses. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders and increase the amount of taxes payable by shareholders. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the Statement of Additional Information for further details.

FOREIGN INVESTMENTS

If a Fund invests in foreign securities, please note that investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source which may decrease the yield of such investments. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown. However, Fifth Third International Equity Fund intends to operate so as to qualify for treaty-reduced tax rates where applicable.

Fifth Third International Equity Fund intends to qualify so as to be eligible to elect to "pass through" to its shareholders foreign income taxes that it pays. If Fifth Third International Equity Fund makes that election, a shareholder must include its share of those taxes in gross income as a distribution from the Fund and will be allowed to claim a credit (or a deduction, if that shareholder itemizes deductions) for such amounts on its U.S. federal income tax return, subject to certain limitations. In general, shareholders in other Funds investing in foreign securities will not be entitled to claim a credit or deduction for foreign taxes on their U.S. federal income tax returns. There are some exceptions, however. Shareholders should consult their tax advisors for more information with respect to their individual circumstances.

In addition, foreign investment may prompt a Fund to distribute ordinary income more frequently or in greater amounts than purely domestic funds, which could increase a shareholder's tax liability.

ADDITIONAL TAX INFORMATION FOR FIFTH THIRD MICHIGAN MUNICIPAL BOND FUND, FIFTH THIRD OHIO MUNICIPAL BOND FUND, FIFTH THIRD MUNICIPAL BOND FUND, FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND (THE "MUNICIPAL SECURITIES FUNDS")

If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is exempt from federal income tax, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from a shareholder's gross income for federal income tax purposes but may be subject to federal alternative minimum tax and state and local taxes. Exempt-interest dividends attributable to investments in certain activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.


If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of a shareholder's Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by the shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisors to determine what effect, if any, an investment in the Funds may have on the federal taxation of their benefits.



88
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--------------------------------------------------------------------------------

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent a Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.


Distributions, if any, derived from net capital gain will generally be taxable to shareholders as long-term capital gains. The "Municipal Securities Funds" may pay such capital gain distributions from time to time. Dividends, if any, derived from taxable interest income and any distributions of short-term capital gains will be taxable to shareholders as ordinary income.

The Municipal Securities Funds may invest as much as 100% of their assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.


STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such state or local income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Dividends from Fifth Third Ohio Municipal Bond Fund representing interest on obligations held by that Fund which are issued by the State of Ohio, political or governmental subdivisions thereof as defined in Section 5709.76(D)(10) of the Ohio Revised Code, or nonprofit corporations authorized to issue public securities for or on behalf of Ohio or a subdivision, agency or instrumentality of Ohio or its political subdivisions ("Ohio Obligations") are exempt from Ohio personal income tax as well as Ohio municipal or school district income taxes. Corporate shareholders that are subject to the Ohio corporation franchise tax may exclude such dividends from the Fund from the net income base of the Ohio Corporation franchise tax.

Distributions with respect to shares of the Fifth Third Ohio Municipal Bond Fund properly attributable to profit on the sale, exchange or other disposition of Ohio Obligations will not be subject to Ohio personal income tax, the Ohio commercial activity tax, or municipal or school district income taxes in Ohio and will not be included in the net income base of the Ohio corporation franchise tax. Distributions attributable to other sources generally will not be exempt from Ohio personal income tax, municipal or school district income taxes in Ohio or the net income base of the Ohio corporation franchise tax.

Although the Fund distributions described above attributable to interest on, and any profit from the sale, exchange or other disposition of, Ohio Obligations are excludable from the net income base of the Ohio corporation franchise tax, the value of all Fund shares may be included in the net worth base of the Ohio corporation franchise tax.

This discussion of Ohio taxes assumes that the Fifth Third Ohio Municipal Bond Fund will continue to qualify as a regulated investment company under the Internal Revenue Code and that at all times at least 50% of the value of the total assets of the Fund consists of Ohio Obligations or similar obligations of other states or their subdivisions.

Shareholders of the Fifth Third Ohio Municipal Bond Fund should consult with their tax advisers about other state and local tax consequences of their investments in the Fund.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of social security benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, include exempt-interest dividends, received by a shareholder.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent either Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Because the Fifth Third Michigan Municipal Bond Fund intends to invest substantially all of its assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


The Supreme Court has heard an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. A Kentucky state court held that a Kentucky law violates the U.S. Constitution by treating, for Kentucky state tax purposes, the interest income of in-state municipal bonds differently from the income on out-of-state municipal bonds. If the Supreme Court and affirms this holding, each state likely will revisit the way in which it treats the interest on municipal bonds, and this has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. The Supreme Court held oral arguments on this case in November 2007 and issue a decision sometime thereafter. You should consult your tax advisor to discuss the possible tax consequences of this case on your investment in the Fund.


This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local tax laws.

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

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--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI which is available upon request.

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FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(For a share of beneficial interest outstanding throughout each period)



                                                                     CHANGE IN NET ASSETS                       LESS DIVIDENDS AND
                                                                   RESULTING FROM OPERATIONS                    DISTRIBUTIONS FROM
                                                                 -----------------------------                ----------------------
                                                                                  NET REALIZED
                                                                                     AND
                                                                                  UNREALIZED     CHANGE IN
                                                     NET ASSET                  GAINS/(LOSSES)   NET ASSETS
                                                      VALUE,          NET            FROM        RESULTING       NET          NET
                                                     BEGINNING    INVESTMENT      INVESTMENT        FROM      INVESTMENT   REALIZED
                                                     OF PERIOD   INCOME/(LOSS)   TRANSACTIONS    OPERATIONS     INCOME       GAINS
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $13.70        (0.03)           2.23           2.20           --          --
Year ended 7/31/04                                    $15.90        (0.12)(!)        1.43           1.31           --       (1.73)
Year ended 7/31/05                                    $15.48        (0.10)(!)        3.07           2.97           --       (2.87)
Year ended 7/31/06                                    $15.58        (0.11)(!)        0.50           0.39           --       (1.87)
Year ended 7/31/07                                    $14.10        (0.08)(!)        2.64           2.56           --       (3.24)
-----------------------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $10.24        (0.07)(!)        1.85           1.78           --          --
Year ended 7/31/04                                    $12.02        (0.09)           1.03           0.94           --          --
Year ended 7/31/05                                    $12.96           --(^)         3.07           3.07           --          --
Year ended 7/31/06                                    $16.03        (0.04)(!)        0.77           0.73        (0.02)      (0.19)
Year ended 7/31/07                                    $16.55        (0.07)(!)(@)     2.72           2.65          --        (3.50)
-----------------------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $12.91         0.01            1.31           1.32           --(^)       --
Year ended 7/31/04                                    $14.23        (0.04)           0.42           0.38           --          --
Year ended 7/31/05                                    $14.61         0.03            1.74           1.77        (0.04)         --
Year ended 7/31/06                                    $16.34        (0.03)(!)       (0.64)         (0.67)          --          --
Year ended 7/31/07                                    $15.67         0.11(!)(@)      3.07           3.18        (0.08)      (0.25)
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $18.06        (0.12)           0.23           0.11           --          --
Year ended 7/31/04                                    $18.17        (0.19)           1.12           0.93           --          --
Year ended 7/31/05                                    $19.10        (0.15)(!)        2.76           2.61           --          --
Year ended 7/31/06                                    $21.71         0.28(!)         0.83           1.11        (0.26)         --
Year ended 7/31/07                                    $22.56         0.57(!)(@)      2.85           3.42        (0.48)         --
----------------------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $ 5.89        (0.04)(!)        2.40           2.36           --       (0.05)
Year ended 7/31/04                                    $ 8.20        (0.02)(!)        2.66           2.64           --       (0.52)
Year ended 7/31/05                                    $10.32        (0.01)(!)        1.41           1.40           --       (0.72)
Year ended 7/31/06                                    $11.00         0.02(!)         0.17           0.19        (0.01)      (3.13)
Year ended 7/31/07                                    $ 8.05         0.01(!)         0.93           0.94        (0.05)      (1.92)
-----------------------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                                  $15.00           --(^)         2.54           2.54           --          --
Year ended 7/31/04                                    $17.54        (0.03)(!)        3.50           3.47        (0.02)      (0.98)
Year ended 7/31/05                                    $20.01        (0.04)(!)        4.51           4.47           --       (1.66)
Year ended 7/31/06                                    $22.82         0.09            0.46           0.55        (0.05)      (2.43)
Year ended 7/31/07                                    $20.89         0.13(!)         2.12           2.25        (0.08)      (2.77)
-----------------------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $15.86         0.02            3.14           3.16           --          --
Year ended 7/31/04                                    $19.02         0.06            3.62           3.68        (0.05)      (0.07)
Year ended 7/31/05                                    $22.58         0.10            4.85           4.95        (0.11)      (1.38)
Year ended 7/31/06                                    $26.04         0.26            1.77           2.03        (0.24)      (2.15)
Year ended 7/31/07                                    $25.68         0.37(!)         4.19           4.56        (0.36)      (4.23)
-----------------------------------------------------------------------------------------------------------------------------------
STRUCTURED LARGE CAP PLUS FUND INSTITUTIONAL SHARES+
Year ended 7/31/03                                    $11.20         0.12            0.63           0.75        (0.11)        --
Year ended 7/31/04                                    $11.84         0.12            1.36           1.48        (0.12)        --
Year ended 7/31/05                                    $13.20         0.18            1.76           1.94        (0.18)      (0.35)
Year ended 7/31/06                                    $14.61         0.17            0.72           0.89        (0.16)      (0.18)
Year ended 7/31/07                                    $15.16         0.17(!)         1.80           1.97        (0.12)      (0.06)
------------------------------------------------------------------------------------------------------------------------------------

                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (For a share of beneficial interest outstanding throughout each period)



                                                                        NET        TOTAL
                                                         TOTAL         ASSET      RETURN
                                                       DIVIDENDS      VALUE,     (EXCLUDES
                                                          AND         END OF       SALES
                                                     DISTRIBUTIONS    PERIOD      CHARGE)
-------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                         --         $15.90      16.06%
Year ended 7/31/04                                      (1.73)        $15.48       7.31%
Year ended 7/31/05                                      (2.87)        $15.58      20.81%
Year ended 7/31/06                                      (1.87)        $14.10       2.71%
Year ended 7/31/07                                      (3.24)        $13.42      20.45%
-------------------------------------------------------------------------------------------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                         --         $12.02      17.38%
Year ended 7/31/04                                         --         $12.96       7.82%
Year ended 7/31/05                                         --         $16.03      23.69%
Year ended 7/31/06                                      (0.21)        $16.55       4.56%
Year ended 7/31/07                                      (3.50)        $15.70      17.32%(@)
-------------------------------------------------------------------------------------------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                         --(^)      $14.23      10.23%
Year ended 7/31/04                                         --         $14.61       2.67%
Year ended 7/31/05                                      (0.04)        $16.34      12.13%
Year ended 7/31/06                                         --         $15.67      (4.10%)
Year ended 7/31/07                                      (0.33)        $18.52      20.51%(@)
-------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                         --         $18.17       0.61%
Year ended 7/31/04                                         --         $19.10       5.12%
Year ended 7/31/05                                         --         $21.71      13.66%
Year ended 7/31/06                                      (0.26)        $22.56       5.14%
Year ended 7/31/07                                      (0.48)        $25.50      15.22%(@)
-------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                      (0.05)        $ 8.20      40.26%
Year ended 7/31/04                                      (0.52)        $10.32      32.84%
Year ended 7/31/05                                      (0.72)        $11.00      13.86%
Year ended 7/31/06                                      (3.14)        $ 8.05       1.93%
Year ended 7/31/07                                      (1.97)        $ 7.02      12.53%
-------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                                       --         $17.54      16.87%*
Year ended 7/31/04                                      (1.00)        $20.01      20.11%
Year ended 7/31/05                                      (1.66)        $22.82      23.59%
Year ended 7/31/06                                      (2.48)        $20.89       2.62%
Year ended 7/31/07                                      (2.85)        $20.29      10.77%
-------------------------------------------------------------------------------------------
ALL CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                         --         $19.02      19.92%
Year ended 7/31/04                                      (0.12)        $22.58      19.36%
Year ended 7/31/05                                      (1.49)        $26.04      22.51%
Year ended 7/31/06                                      (2.39)        $25.68       8.38%
Year ended 7/31/07                                      (4.59)        $25.65      18.93%
-------------------------------------------------------------------------------------------
STRUCTURED LARGE CAP PLUS FUND INSTITUTIONAL SHARES+
Year ended 7/31/03                                      (0.11)        $11.84       6.79%
Year ended 7/31/04                                      (0.12)        $13.20      12.50%
Year ended 7/31/05                                      (0.53)        $14.61      14.92%
Year ended 7/31/06                                      (0.34)        $15.16       6.12%
Year ended 7/31/07                                      (0.18)        $16.95      12.94%
-------------------------------------------------------------------------------------------

                                                                         RATIOS/SUPPLEMENTAL DATA
                                                     -----------------------------------------------------------------

                                                                  RATIOS OF    RATIOS OF
                                                        NET       EXPENSES      EXPENSES     RATIOS OF NET
                                                      ASSETS,        TO            TO         INVESTMENT
                                                      END OF       AVERAGE      AVERAGE      INCOME/(LOSS)   PORTFOLIO
                                                      PERIOD         NET          NET         TO AVERAGE      TURNOVER
                                                      (000's)    ASSETS (a)    ASSETS (b)     NET ASSETS      RATE (e)
----------------------------------------------------------------------------------------------------------------------
SMALL CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                   $ 391,934      0.98%         0.93%         (0.16%)          63%
Year ended 7/31/04                                   $ 223,439      1.00%         1.00%         (0.72%)          95%
Year ended 7/31/05                                   $ 213,892      1.01%         1.01%         (0.68%)          65%
Year ended 7/31/06                                   $ 126,809      1.03%         1.02%         (0.75%)          67%
Year ended 7/31/07                                   $ 112,591      1.06%         1.01%         (0.59%)          90%
----------------------------------------------------------------------------------------------------------------------
MID CAP GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                   $ 335,285      1.10%         1.10%         (0.65%)          25%
Year ended 7/31/04                                   $ 335,815      1.09%         1.09%         (0.68%)          83%
Year ended 7/31/05                                   $ 392,929      1.09%         1.09%         (0.03%)          54%
Year ended 7/31/06                                   $ 318,133      1.08%         1.08%         (0.24%)          69%
Year ended 7/31/07                                   $ 313,124      1.09%         1.09%         (0.48%)          55%
----------------------------------------------------------------------------------------------------------------------
QUALITY GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                   $ 795,988      1.08%         1.08%          0.05%           19%
Year ended 7/31/04                                   $ 882,256      1.07%         1.07%         (0.24%)          35%
Year ended 7/31/05                                   $ 707,766      1.08%         1.08%          0.16%           71%
Year ended 7/31/06                                   $ 616,737      1.08%         1.08%         (0.18%)         108%
Year ended 7/31/07                                   $ 535,734      1.10%         1.08%          0.52%           98%
----------------------------------------------------------------------------------------------------------------------
DIVIDEND GROWTH FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                   $  14,659      1.63%         1.47%         (0.67%)          50%
Year ended 7/31/04                                   $   7,166      1.74%         1.43%         (0.68%)          81%
Year ended 7/31/05                                   $   5,973      1.99%         1.45%         (0.73%)          28%
Year ended 7/31/06                                   $  15,759      2.72%         0.73%          1.25%          147%
Year ended 7/31/07                                   $  18,875      1.67%         0.73%          2.08%           68%
----------------------------------------------------------------------------------------------------------------------
MICRO CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                   $ 100,676      1.47%         1.40%         (0.68%)          28%
Year ended 7/31/04                                   $ 155,798      1.33%         1.33%         (0.25%)          23%
Year ended 7/31/05                                   $  98,885      1.35%         1.35%         (0.07%)          12%
Year ended 7/31/06                                   $  72,981      1.40%         1.37%          0.23%           42%
Year ended 7/31/07                                   $  51,541      1.52%         1.35%          0.17%           72%
----------------------------------------------------------------------------------------------------------------------
SMALL CAP VALUE FUND INSTITUTIONAL SHARES
4/1/03(d) to 7/31/03                                 $  72,783      1.60%**       1.24%**        0.03%**         39%
Year ended 7/31/04                                   $ 107,344      1.41%         1.25%         (0.15%)         279%
Year ended 7/31/05                                   $ 158,505      1.20%         1.20%         (0.20%)         105%
Year ended 7/31/06                                   $ 116,503      1.24%         1.21%          0.39%           99%
Year ended 7/31/07                                   $ 110,873      1.25%         1.20%          0.61%           46%
----------------------------------------------------------------------------------------------------------------------
ALL CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                   $ 182,485      1.36%         1.33%          0.17%           23%
Year ended 7/31/04                                   $ 235,228      1.30%         1.30%          0.29%           17%
Year ended 7/31/05                                   $ 270,131      1.30%         1.30%          0.41%           24%
Year ended 7/31/06                                   $ 226,189      1.31%         1.29%          0.99%           40%
Year ended 7/31/07                                   $ 223,709      1.31%         1.22%          1.40%           23%
----------------------------------------------------------------------------------------------------------------------
STRUCTURED LARGE CAP PLUS FUND INSTITUTIONAL SHARES+
Year ended 7/31/03                                   $ 181,278      0.99%         0.92%          0.99%           13%
Year ended 7/31/04                                   $  90,222      1.04%         0.92%          0.84%          101%
Year ended 7/31/05                                   $ 169,723      1.05%         0.92%          1.17%          102%
Year ended 7/31/06                                   $ 166,510      1.03%         0.92%          1.09%          126%
Year ended 7/31/07                                   $ 180,126      1.02%(~)      0.92%(~)       0.99%          141%
----------------------------------------------------------------------------------------------------------------------


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(For a share of beneficial interest outstanding throughout each period)



                                                                      CHANGE IN NET ASSETS                   LESS DIVIDENDS AND
                                                                    RESULTING FROM OPERATIONS                DISTRIBUTIONS FROM
                                                                 -----------------------------              --------------------
                                                                                 NET REALIZED
                                                                                     AND
                                                                                  UNREALIZED    CHANGE IN
                                                     NET ASSET                  GAINS/(LOSSES)  NET ASSETS
                                                      VALUE,          NET            FROM       RESULTING      NET         NET
                                                     BEGINNING    INVESTMENT      INVESTMENT       FROM     INVESTMENT  REALIZED
                                                     OF PERIOD   INCOME/(LOSS)   TRANSACTIONS   OPERATIONS    INCOME      GAINS
----------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $17.42       0.24              1.51          1.75       (0.24)       --
Year ended 7/31/04                                    $18.93       0.29(!)           2.12          2.41       (0.33)       --
Year ended 7/31/05                                    $21.01       0.44(!)           2.45          2.89       (0.44)       --
Year ended 7/31/06                                    $23.46       0.42(!)           0.79          1.21       (0.43)       --
Year ended 7/31/07                                    $24.24       0.50(!)           3.35          3.85       (0.49)       --
-----------------------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $10.85       0.18(!)           1.14          1.32       (0.16)     (0.16)
Year ended 7/31/04                                    $11.85       0.15              2.08          2.23       (0.16)     (0.40)
Year ended 7/31/05                                    $13.52       0.18              1.95          2.13       (0.18)     (0.39)
Year ended 7/31/06                                    $15.08       0.21              1.07          1.28       (0.20)     (1.44)
Year ended 7/31/07                                    $14.72       0.22(!)(@)        1.80          2.02       (0.22)     (2.13)
----------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $10.63       0.58              0.25          0.83       (0.55)       --
Year ended 7/31/04                                    $10.91       0.51              0.25          0.76       (0.52)       --
Year ended 7/31/05                                    $11.15       0.51              0.39          0.90       (0.50)     (0.01)
Year ended 7/31/06                                    $11.54       0.52(!)          (0.23)         0.29       (0.52)     (0.03)
Year ended 7/31/07                                    $11.28       0.55(!)           0.01          0.56       (0.55)     (0.11)
----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $ 7.65       0.06              0.12          0.18       (0.04)        --
Year ended 7/31/04                                    $ 7.79       0.06(!)           1.61          1.67       (0.14)        --
Year ended 7/31/05                                    $ 9.32       0.13              1.54          1.67       (0.20)        --
Year ended 7/31/06                                    $10.79       0.15(!)           2.37          2.52       (0.20)     (0.28)
Year ended 7/31/07                                    $12.83       0.18(!)(@)        2.92          3.10       (0.11)     (0.27)
----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                  $10.00       0.04(#)           1.35(#)       1.39       (0.04)        --
Year ended 7/31/04                                    $11.35       0.14(#)           1.31(#)       1.45       (0.13)     (0.18)
Year ended 7/31/05                                    $12.49       0.16(#)           1.94(#)       2.10       (0.15)     (0.08)
Year ended 7/31/06                                    $14.36       0.21(#)           0.52(#)       0.73       (0.20)     (0.31)
Year ended 7/31/07                                    $14.58       0.14(#)(!)        2.39(#)       2.53       (0.12)     (0.41)
----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                  $10.00       0.09(#)           1.58(#)       1.67       (0.08)        --
Year ended 7/31/04                                    $11.59       0.19(#)           1.03(#)       1.22       (0.19)     (0.14)
Year ended 7/31/05                                    $12.48       0.22(#)           1.50(#)       1.72       (0.21)     (0.08)
Year ended 7/31/06                                    $13.91       0.28(#)           0.34(#)       0.62       (0.28)     (0.27)
Year ended 7/31/07                                    $13.98       0.25(#)(!)        1.84(#)       2.09       (0.26)     (0.37)
----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                  $10.00       0.14(#)           0.92(#)       1.06       (0.13)        --
Year ended 7/31/04                                    $10.93       0.21(#)           0.76(#)       0.97       (0.21)     (0.12)
Year ended 7/31/05                                    $11.57       0.27(#)           0.97(#)       1.24       (0.26)     (0.03)
Year ended 7/31/06                                    $12.52       0.33(#)           0.15(#)       0.48       (0.33)     (0.24)
Year ended 7/31/07                                    $12.43       0.33(#)(!)        1.21(#)       1.54       (0.33)     (0.30)
----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                  $10.00       0.18(#)           0.60(#)       0.78       (0.16)        --
Year ended 7/31/04                                    $10.62       0.27(#)           0.51(#)       0.78       (0.25)     (0.20)
Year ended 7/31/05                                    $10.95       0.27(#)           0.73(#)       1.00       (0.27)     (0.09)
Year ended 7/31/06                                    $11.59       0.34(#)           0.04(#)       0.38       (0.34)     (0.27)
Year ended 7/31/07                                    $11.36       0.34(#)(!)        0.93(#)       1.27       (0.35)     (0.33)
----------------------------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                  $10.00       0.23(#)           0.52(#)       0.75       (0.21)        --
Year ended 7/31/04                                    $10.54       0.31(#)           0.26(#)       0.57       (0.29)     (0.16)
Year ended 7/31/05                                    $10.66       0.31(#)           0.36(#)       0.67       (0.32)     (0.09)
Year ended 7/31/06                                    $10.92       0.40(#)(!)       (0.09)(#)      0.31       (0.40)     (0.11)
Year ended 7/31/07                                    $10.72       0.41(#)(!)        0.49(#)       0.90       (0.41)     (0.22)
----------------------------------------------------------------------------------------------------------------------------------


                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (For a share of beneficial interest outstanding throughout each period)



                                                                      NET      TOTAL
                                                         TOTAL       ASSET    RETURN
                                                       DIVIDENDS    VALUE,   (EXCLUDES
                                                          AND       END OF     SALES
                                                     DISTRIBUTIONS  PERIOD    CHARGE)
----------------------------------------------------------------------------------------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                      (0.24)      $ 18.93   10.22%
Year ended 7/31/04                                      (0.33)      $ 21.01   12.75%
Year ended 7/31/05                                      (0.44)      $ 23.46   13.86%
Year ended 7/31/06                                      (0.43)      $ 24.24    5.21%
Year ended 7/31/07                                      (0.49)      $ 27.60   15.92%
-----------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                      (0.32)      $ 11.85   12.53%
Year ended 7/31/04                                      (0.56)      $ 13.52   19.22%
Year ended 7/31/05                                      (0.57)      $ 15.08   16.07%
Year ended 7/31/06                                      (1.64)      $ 14.72    9.29%
Year ended 7/31/07                                      (2.35)      $ 14.39   14.52%(@)
----------------------------------------------------------------------------------------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                      (0.55)      $ 10.91    7.89%
Year ended 7/31/04                                      (0.52)      $ 11.15    7.04%
Year ended 7/31/05                                      (0.51)      $ 11.54    8.21%
Year ended 7/31/06                                      (0.55)      $ 11.28    2.61%
Year ended 7/31/07                                      (0.66)      $ 11.18    4.97%
----------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                      (0.04)      $  7.79    2.47%
Year ended 7/31/04                                      (0.14)      $  9.32   21.56%
Year ended 7/31/05                                      (0.20)      $ 10.79   17.99%
Year ended 7/31/06                                      (0.48)      $ 12.83   23.86%
Year ended 7/31/07                                      (0.38)      $ 15.55   24.57%(@)
----------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                    (0.04)      $ 11.35   13.92%*
Year ended 7/31/04                                      (0.31)      $ 12.49   12.83%
Year ended 7/31/05                                      (0.23)      $ 14.36   16.91%
Year ended 7/31/06                                      (0.51)      $ 14.58    5.13%
Year ended 7/31/07                                      (0.53)      $ 16.58   17.59%
----------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                    (0.08)      $ 11.59   16.78%*
Year ended 7/31/04                                      (0.33)      $ 12.48   10.54%
Year ended 7/31/05                                      (0.29)      $ 13.91   13.87%
Year ended 7/31/06                                      (0.55)      $ 13.98    4.60%
Year ended 7/31/07                                      (0.63)      $ 15.44   15.16%
----------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                    (0.13)      $ 10.93   10.66%*
Year ended 7/31/04                                      (0.33)      $ 11.57    8.84%
Year ended 7/31/05                                      (0.29)      $ 12.52   10.79%
Year ended 7/31/06                                      (0.57)      $ 12.43    3.90%
Year ended 7/31/07                                      (0.63)      $ 13.34   12.60%
----------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                    (0.16)      $ 10.62    7.87%*
Year ended 7/31/04                                      (0.45)      $ 10.95    7.39%
Year ended 7/31/05                                      (0.36)      $ 11.59    9.24%
Year ended 7/31/06                                      (0.61)      $ 11.36    3.39%
Year ended 7/31/07                                      (0.68)      $ 11.95   11.24%
----------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                    (0.21)      $ 10.54    7.58%*
Year ended 7/31/04                                      (0.45)      $ 10.66    5.44%
Year ended 7/31/05                                      (0.41)      $ 10.92    6.38%
Year ended 7/31/06                                      (0.51)      $ 10.72    2.88%
Year ended 7/31/07                                      (0.63)      $ 10.99    8.58%
----------------------------------------------------------------------------------------

                                                                      RATIOS/SUPPLEMENTAL DATA
                                                     -----------------------------------------------------------

                                                                RATIOS OF   RATIOS OF
                                                        NET      EXPENSES    EXPENSES   RATIOS OF NET
                                                      ASSETS,       TO          TO        INVESTMENT
                                                      END OF     AVERAGE     AVERAGE    INCOME/(LOSS)  PORTFOLIO
                                                      PERIOD       NET         NET        TO AVERAGE    TURNOVER
                                                      (000's)   ASSETS (a)  ASSETS (b)    NET ASSETS    RATE (e)
----------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                   $ 583,530    0.58%       0.40%         1.42%           2%
Year ended 7/31/04                                   $ 193,734    0.58%       0.27%         1.43%          14%
Year ended 7/31/05                                   $ 168,279    0.62%       0.19%         1.97%           4%
Year ended 7/31/06                                   $ 184,177    0.60%       0.19%         1.75%           6%
Year ended 7/31/07                                   $ 193,180    0.61%       0.19%         1.84%           4%
----------------------------------------------------------------------------------------------------------------------
DISCIPLINED LARGE CAP VALUE FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                   $ 335,967    1.10%       1.08%         1.74%          79%
Year ended 7/31/04                                   $ 632,120    1.07%       1.07%         1.27%          22%
Year ended 7/31/05                                   $ 574,251    1.07%       1.07%         1.27%          31%
Year ended 7/31/06                                   $ 581,507    1.07%       1.07%         1.40%          57%
Year ended 7/31/07                                   $ 649,497    1.07%       1.03%         1.50%          49%
----------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                   $  67,649    1.35%       1.35%         5.25%          38%
Year ended 7/31/04                                   $  90,995    1.33%       1.33%         4.64%          36%
Year ended 7/31/05                                   $  97,921    1.36%       1.36%         4.47%          17%
Year ended 7/31/06                                   $ 107,130    1.34%       1.31%         4.56%           8%
Year ended 7/31/07                                   $ 116,454    1.34%       1.06%         4.75%          18%
----------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                   $ 159,160    1.45%       1.42%         0.96%          44%
Year ended 7/31/04                                   $ 324,852    1.42%       1.36%         0.61%          50%
Year ended 7/31/05                                   $ 282,476    1.39%       1.35%         1.15%          21%
Year ended 7/31/06                                   $ 434,572    1.37%       1.35%         1.24%          23%
Year ended 7/31/07                                   $ 469,183    1.36%       1.35%         1.29%          20%
----------------------------------------------------------------------------------------------------------------
LIFEMODEL AGGRESSIVE FUNDSM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                 $  32,421    0.78%**     0.08%**       0.45%**        79%
Year ended 7/31/04                                   $  52,085    0.51%       0.08%         1.09%          22%
Year ended 7/31/05                                   $  70,072    0.47%       0.08%         1.15%          35%
Year ended 7/31/06                                   $ 101,365    0.48%       0.08%         1.38%          14%
Year ended 7/31/07                                   $ 119,437    0.49%       0.08%         0.87%          14%
----------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                 $  62,677    0.54%**     0.08%**       1.15%**        55%
Year ended 7/31/04                                   $  82,264    0.45%       0.08%         1.56%          16%
Year ended 7/31/05                                   $ 110,379    0.44%       0.08%         1.62%          35%
Year ended 7/31/06                                   $ 135,542    0.45%       0.08%         2.09%          19%
Year ended 7/31/07                                   $ 146,973    0.47%       0.08%         1.68%          20%
----------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                 $  71,538    0.52%**     0.08%**       1.82%**        55%
Year ended 7/31/04                                   $ 315,055    0.43%       0.08%         1.76%          14%
Year ended 7/31/05                                   $ 340,163    0.42%       0.08%         2.17%          41%
Year ended 7/31/06                                   $ 369,903    0.43%       0.08%         2.70%          30%
Year ended 7/31/07                                   $ 369,880    0.44%       0.08%         2.48%          18%
----------------------------------------------------------------------------------------------------------------
LIFEMODEL MODERATELY CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                 $  40,412    0.60%**     0.08%**       2.23%**        72%
Year ended 7/31/04                                   $  38,097    0.49%       0.08%         2.33%          19%
Year ended 7/31/05                                   $  38,606    0.47%       0.08%         2.44%          38%
Year ended 7/31/06                                   $  42,683    0.50%       0.08%         3.05%          22%
Year ended 7/31/07                                   $  41,336    0.54%       0.08%         2.89%          30%
----------------------------------------------------------------------------------------------------------------
LIFEMODEL CONSERVATIVE FUND SM INSTITUTIONAL SHARES
8/1/02(d) to 7/31/03                                 $  16,014    0.75%**     0.08%**       2.90%**        63%
Year ended 7/31/04                                   $  14,201    0.58%       0.08%         2.79%          27%
Year ended 7/31/05                                   $  22,236    0.54%       0.08%         3.00%          46%
Year ended 7/31/06                                   $  24,385    0.58%       0.08%         3.72%          15%
Year ended 7/31/07                                   $  24,570    0.64%       0.08%         3.69%          24%
----------------------------------------------------------------------------------------------------------------


FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(For a share of beneficial interest outstanding throughout each period)



                                                                             CHANGE IN NET ASSETS          LESS DIVIDENDS AND
                                                                           RESULTING FROM OPERATIONS       DISTRIBUTIONS FROM
                                                                           -------------------------  -----------------------------
                                                                            NET REALIZED
                                                                                AND
                                                                             UNREALIZED
                                                                               GAINS/     CHANGE IN
                                                     NET ASSET                (LOSSES)    NET ASSETS
                                                      VALUE,        NET         FROM      RESULTING      NET                NET
                                                     BEGINNING  INVESTMENT   INVESTMENT      FROM     INVESTMENT  PAID-IN  REALIZED
                                                     OF PERIOD    INCOME    TRANSACTIONS  OPERATIONS    INCOME    CAPITAL    GAINS
-----------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND INSTITUTIONAL SHARES
11/29/05(d) to 7/31/06                                $10.00    0.44           (0.28)        0.16       (0.42)       --        --
Year ended 7/31/07                                    $ 9.74    0.71(!)        (0.14)        0.57       (0.71)       --     (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $ 9.93    0.39            0.09         0.48       (0.45)       --        --
Year ended 7/31/04                                    $ 9.96    0.28            0.14         0.42       (0.36)       --        --
Year ended 7/31/05                                    $10.02    0.34            0.10         0.44       (0.38)       --     (0.01)
Year ended 7/31/06                                    $10.07    0.42           (0.30)        0.12       (0.45)       --     (0.06)
Year ended 7/31/07                                    $ 9.68    0.45(!)(@)      0.01         0.46       (0.46)       --        --
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $ 9.98    0.38            0.10         0.48       (0.42)       --        --
Year ended 7/31/04                                    $10.04    0.31           (0.04)        0.27       (0.38)       --        --
Year ended 7/31/05                                    $ 9.93    0.37           (0.08)        0.29       (0.42)       --        --
Year ended 7/31/06                                    $ 9.80    0.43(!)        (0.27)        0.16       (0.45)       --        --
Year ended 7/31/07                                    $ 9.51    0.47(!)(@)      0.02         0.49       (0.47)       --(^)     --
-----------------------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $ 9.82    0.28            0.03         0.31       (0.38)       --        --
Year ended 7/31/04                                    $ 9.75    0.19(!)        (0.06)        0.13       (0.31)       --        --
Year ended 7/31/05                                    $ 9.57    0.20           (0.08)        0.12       (0.32)       --        --
Year ended 7/31/06                                    $ 9.37    0.31           (0.06)        0.25       (0.37)       --        --
Year ended 7/31/07                                    $ 9.25    0.37(!)         0.09         0.46       (0.38)    (0.01)       --
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $10.42    0.30            0.03         0.33       (0.30)       --     (0.16)
Year ended 7/31/04                                    $10.29    0.25              --(^)      0.25       (0.26)       --     (0.16)
Year ended 7/31/05                                    $10.12    0.30           (0.06)        0.24       (0.28)       --       --
Year ended 7/31/06                                    $10.08    0.38           (0.19)        0.19       (0.35)       --     (0.03)
Year ended 7/31/07                                    $ 9.89    0.45(!)(@)      0.05         0.50       (0.40)       --       --
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $10.74    0.43(!)        (0.09)        0.34       (0.43)       --     (0.16)
Year ended 7/31/04                                    $10.49    0.43(!)         0.08         0.51       (0.43)       --     (0.17)
Year ended 7/31/05                                    $10.40    0.40            0.06         0.46       (0.40)       --     (0.39)
Year ended 7/31/06                                    $10.07    0.37           (0.23)        0.14       (0.37)       --     (0.44)
Year ended 7/31/07                                    $ 9.40    0.39(!)(@)        --         0.39       (0.37)       --     (0.10)
-----------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $10.79    0.37(!)        (0.09)        0.28       (0.36)       --     (0.07)
Year ended 7/31/04                                    $10.64    0.37           (0.03)        0.34       (0.36)       --     (0.09)
Year ended 7/31/05                                    $10.53    0.37           (0.07)        0.30       (0.42)       --     (0.08)
Year ended 7/31/06                                    $10.33    0.36(!)        (0.21)        0.15       (0.36)       --     (0.13)
Year ended 7/31/07                                    $ 9.99    0.36(!)        (0.01)        0.35       (0.36)       --     (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $10.48    0.37           (0.09)        0.28       (0.37)       --        --
Year ended 7/31/04                                    $10.39    0.36            0.02         0.38       (0.35)       --     (0.03)
Year ended 7/31/05                                    $10.39    0.36           (0.09)        0.27       (0.35)       --     (0.07)
Year ended 7/31/06                                    $10.24    0.36(!)        (0.21)        0.15       (0.36)       --     (0.03)
Year ended 7/31/07                                    $10.00    0.37(!)(@)     (0.04)        0.33       (0.35)       --     (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                    $10.39    0.31           (0.05)        0.26       (0.31)       --     (0.03)
Year ended 7/31/04                                    $10.31    0.28           (0.13)        0.15       (0.28)       --     (0.01)
Year ended 7/31/05                                    $10.17    0.28           (0.13)        0.15       (0.28)       --     (0.01)
Year ended 7/31/06                                    $10.03    0.28           (0.15)        0.13       (0.28)       --        --
Year ended 7/31/07                                    $ 9.88    0.30(!)         0.02         0.32       (0.30)       --        --
-----------------------------------------------------------------------------------------------------------------------------------


                                                               FIFTH THIRD FUNDS
                                                            FINANCIAL HIGHLIGHTS
         (For a share of beneficial interest outstanding throughout each period)



                                                                         NET       TOTAL
                                                            TOTAL       ASSET     RETURN
                                                          DIVIDENDS     VALUE,   (EXCLUDES
                                                             AND        END OF     SALES
                                                        DISTRIBUTIONS   PERIOD    CHARGE)
--------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND INSTITUTIONAL SHARES
11/29/05(d) to 7/31/06                                     (0.42)       $ 9.74     1.59%*
Year ended 7/31/07                                         (0.74)       $ 9.57     5.85%
--------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                         (0.45)       $ 9.96     4.79%
Year ended 7/31/04                                         (0.36)       $10.02     4.26%
Year ended 7/31/05                                         (0.39)       $10.07     4.43%
Year ended 7/31/06                                         (0.51)       $ 9.68     1.21%
Year ended 7/31/07                                         (0.46)       $ 9.68     4.83%(@)
--------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                         (0.42)       $10.04     4.77%
Year ended 7/31/04                                         (0.38)       $ 9.93     2.71%
Year ended 7/31/05                                         (0.42)       $ 9.80     2.85%
Year ended 7/31/06                                         (0.45)       $ 9.51     1.65%
Year ended 7/31/07                                         (0.47)       $ 9.53     5.23%(@)
--------------------------------------------------------------------------------------------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                         (0.38)       $ 9.75     3.23%
Year ended 7/31/04                                         (0.31)       $ 9.57     1.31%
Year ended 7/31/05                                         (0.32)       $ 9.37     1.16%
Year ended 7/31/06                                         (0.37)       $ 9.25     2.75%
Year ended 7/31/07                                         (0.39)       $ 9.32     5.08%
--------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                         (0.46)       $10.29     3.19%
Year ended 7/31/04                                         (0.42)       $10.12     2.42%
Year ended 7/31/05                                         (0.28)       $10.08     2.39%
Year ended 7/31/06                                         (0.38)       $ 9.89     1.91%
Year ended 7/31/07                                         (0.40)       $ 9.99     5.07%(@)
--------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                         (0.59)       $10.49     3.18%
Year ended 7/31/04                                         (0.60)       $10.40     4.84%
Year ended 7/31/05                                         (0.79)       $10.07     4.53%
Year ended 7/31/06                                         (0.81)       $ 9.40     1.49%
Year ended 7/31/07                                         (0.47)       $ 9.32     4.04%@
--------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                         (0.43)       $10.64     2.64%
Year ended 7/31/04                                         (0.45)       $10.53     3.27%
Year ended 7/31/05                                         (0.50)       $10.33     2.83%
Year ended 7/31/06                                         (0.49)       $ 9.99     1.43%
Year ended 7/31/07                                         (0.39)       $ 9.95     3.59%
--------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                         (0.37)       $10.39     2.65%
Year ended 7/31/04                                         (0.38)       $10.39     3.66%
Year ended 7/31/05                                         (0.42)       $10.24     2.61%
Year ended 7/31/06                                         (0.39)       $10.00     1.46%
Year ended 7/31/07                                         (0.36)       $ 9.97     3.32%(@)
--------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                         (0.34)       $10.31     2.70%
Year ended 7/31/04                                         (0.29)       $10.17     1.43%
Year ended 7/31/05                                         (0.29)       $10.03     1.49%
Year ended 7/31/06                                         (0.28)       $ 9.88     1.35%
Year ended 7/31/07                                         (0.30)       $ 9.90     3.17%
--------------------------------------------------------------------------------------------

                                                                         RATIOS/SUPPLEMENTAL DATA
                                                        -----------------------------------------------------------
                                                                   RATIOS OF    RATIOS OF
                                                           NET     EXPENSES    EXPENSES    RATIOS OF NET
                                                         ASSETS,      TO          TO        INVESTMENT
                                                         END OF    AVERAGE      AVERAGE       INCOME      PORTFOLIO
                                                         PERIOD      NET          NET       TO AVERAGE    TURNOVER
                                                         (000's)   ASSETS (a)  ASSETS (b)   NET ASSETS    RATE (e)
-------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND INSTITUTIONAL SHARES
11/29/05(d) to 7/31/06                                  $  66,033    1.15%**     0.74%**       6.77%**       41%
Year ended 7/31/07                                      $  68,193    1.14%       0.74%         7.12%         42%
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                      $ 303,450    0.89%       0.80%         3.86%        332%
Year ended 7/31/04                                      $ 277,706    0.90%       0.79%         2.75%        389%
Year ended 7/31/05                                      $ 292,043    0.91%       0.78%         3.28%        385%
Year ended 7/31/06                                      $ 252,145    0.90%       0.74%         4.23%        352%
Year ended 7/31/07                                      $ 230,154    0.91%       0.72%         4.57%         65%
-------------------------------------------------------------------------------------------------------------------
INTERMEDIATE BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                      $ 772,536    0.81%       0.76%         3.72%        252%
Year ended 7/31/04                                      $ 676,344    0.81%       0.76%         3.13%        189%
Year ended 7/31/05                                      $ 544,101    0.82%       0.76%         3.69%        104%
Year ended 7/31/06                                      $ 440,962    0.83%       0.72%         4.42%        154%
Year ended 7/31/07                                      $ 484,463    0.84%       0.70%         4.81%        188%
-------------------------------------------------------------------------------------------------------------------
SHORT TERM BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                      $ 490,229    0.76%       0.74%         2.59%         72%
Year ended 7/31/04                                      $ 495,271    0.77%       0.74%         1.96%         90%
Year ended 7/31/05                                      $ 333,909    0.77%       0.73%         2.35%         68%
Year ended 7/31/06                                      $ 258,423    0.78%       0.67%         3.33%         53%
Year ended 7/31/07                                      $ 267,348    0.80%       0.64%         3.99%         75%
-------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                      $  50,649    0.92%       0.81%         2.88%        304%
Year ended 7/31/04                                      $  43,820    0.91%       0.76%         2.35%        180%
Year ended 7/31/05                                      $  33,246    0.97%       0.82%         2.91%        159%
Year ended 7/31/06                                      $  29,005    0.98%       0.73%         3.88%        103%
Year ended 7/31/07                                      $  25,092    1.05%       0.69%         4.37%         20%
-------------------------------------------------------------------------------------------------------------------
MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                      $  74,347    0.93%       0.79%         3.98%         21%
Year ended 7/31/04                                      $  57,638    0.98%       0.79%         4.05%         35%
Year ended 7/31/05                                      $  49,802    1.04%       0.78%         3.86%         83%
Year ended 7/31/06                                      $  39,514    1.06%       0.65%         3.87%         87%
Year ended 7/31/07                                      $  44,234    1.13%       0.61%         3.87%         27%
-------------------------------------------------------------------------------------------------------------------
INTERMEDIATE MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                      $ 304,754    0.83%       0.73%         3.36%         85%
Year ended 7/31/04                                      $ 255,026    0.84%       0.73%         3.42%         84%
Year ended 7/31/05                                      $ 205,078    0.86%       0.70%         3.45%         60%
Year ended 7/31/06                                      $ 164,537    0.87%       0.71%         3.53%         60%
Year ended 7/31/07                                      $ 149,016    0.89%       0.68%         3.63%         37%
-------------------------------------------------------------------------------------------------------------------
OHIO MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                      $ 151,478    0.85%       0.77%         3.49%         20%
Year ended 7/31/04                                      $ 126,343    0.86%       0.78%         3.39%         15%
Year ended 7/31/05                                      $ 104,554    0.87%       0.79%         3.37%         19%
Year ended 7/31/06                                      $  85,716    0.90%       0.80%         3.54%         25%
Year ended 7/31/07                                      $  81,780    0.93%       0.79%         3.50%         12%
-------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL BOND FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                      $ 118,867    0.77%       0.69%         3.02%         12%
Year ended 7/31/04                                      $ 105,361    0.78%       0.69%         2.75%         21%
Year ended 7/31/05                                      $  74,099    0.80%       0.68%         2.70%         11%
Year ended 7/31/06                                      $  50,670    0.88%       0.68%         2.84%         12%
Year ended 7/31/07                                      $  43,905    0.98%       0.68%         3.00%         28%
-------------------------------------------------------------------------------------------------------------------


FIFTH THIRD FUNDS
NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


(a)   Before waivers and reimbursements.

(b)   Net of waivers and reimbursements.

(c)   Commencement of operations was August 1, 2005.

(d)   Reflects date of commencement of operations.

(e) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.

(^)   Amount is less than $0.005 per share.

(+)   Formerly the Large Cap Core Fund.

*     Not annualized.

**    Annualized.

(#)   Represents income or gains/(losses) from affiliates.

(!)   Average shares method used in calculation.

(~) Includes dividend expense for securities sold short. Dividend expense was less than 0.005% for the year ended July 31, 2007.

(@) During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of BISYS Fund Services, a former service provider to the Funds. See Note 3 in Notes to Financial Statements for further information. The payment is reported as INCREASE FROM PAYMENT BY THE ADVISOR in the Statements of Operations. See additional information below regarding per share impacts and total return for the year ended July 31, 2007 had this payment not occurred.

                               TOTAL RETURN EXCLUDING
                               PAYMENT BY THE ADVISOR    AMOUNT PER SHARE FOR
                               (EXCLUDES SALES CHARGE)   PAYMENT BY THE ADVISOR&
--------------------------------------------------------------------------------
                               INSTITUTIONAL             ALL CLASSES
Mid Cap Growth                 17.24%                    $0.01
Quality Growth                 20.38%                    $0.02
Disciplined Large Cap Value    14.44%                    $  -- ^
Dividend Growth                14.90%                    $0.07
International Equity           24.57%                    $  -- ^
Total Return Bond               4.72%                    $0.01
Municipal Bond                  3.81%                    $0.02
Ohio Municipal                  3.22%                    $0.01

^     Amount is less than $.005.

& Per share impact of the payment by the Advisor was recognized by all classes on July 30, 2007. Calculation is based on outstanding shares as of July 30, 2007. Net investment income/(;oss) in these Financial Highlights includes the Payment by the Advisor.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]


ADDRESSES
--------------------------------------------------------------------------------------------------

Fifth Third Funds                                            Fifth Third Funds
Stock and Bond Mutual Funds                                  38 Fountain Square Plaza
Asset Allocation Funds                                       Cincinnati, Ohio 45263
Institutional Shares
--------------------------------------------------------------------------------------------------

Investment Advisor, Administrator and Accountant             Fifth Third Asset Management, Inc.
                                                             38 Fountain
                                                             Square Plaza
                                                             Cincinnati, Ohio 45263
--------------------------------------------------------------------------------------------------

Sub-Advisor                                                  Fort Washington Investment
(High Yield Bond Fund only)                                  Advisors, Inc.
                                                             420 East Fourth Street
                                                             Cincinnati, Ohio 45202
--------------------------------------------------------------------------------------------------

Distributor                                                  ALPS Funds Distributors, Inc.
                                                             1290 Broadway, Suite 1100
                                                             Denver, Colorado 80203
--------------------------------------------------------------------------------------------------

Custodian, Sub-Accountant and Sub-Administrator              State Street Bank and Trust Company
                                                             State Street Financial Center
                                                             One Lincoln Street
                                                             Boston, Massachusetts 02111-2900
--------------------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent                 Boston Financial Data Services, Inc.
                                                             30 Dan Road
                                                             Canton, Massachusetts 02021
--------------------------------------------------------------------------------------------------

Independent Registered Public Accounting Firm                PricewaterhouseCoopers LLP
                                                             100 East Broad Street
                                                             Suite 2100
                                                             Columbus, Ohio 43215
--------------------------------------------------------------------------------------------------


The following additional information is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds' performance during each Fund's last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CALLING THE FUNDS AT 1-800-282-5706 OR WRITING:


                                FIFTH THIRD FUNDS
                            38 FOUNTAIN SQUARE PLAZA
                             CINCINNATI, OHIO 45263
                      YOU CAN ALSO ACCESS THESE DOCUMENTS,
      FREE OF CHARGE ON THE FUNDS' WEBSITE: HTTP://WWW.FIFTHTHIRDFUNDS.COM*


--------------------------------------------------------------------------------

           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

      o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

      o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.



Investment Company Act file no. 811-5669.

                               FIFTH THIRD FUNDS

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                               FIFTH THIRD FUNDS

  [ ] EQUITY INDEX FUND
      INSTITUTIONAL MONEY MARKET
      MUTUAL FUNDS
      PREFERRED SHARES

      ------------------
      PROSPECTUS

      NOVEMBER 29, 2007



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FIFTH THIRD FUNDS

FIFTH THIRD FUNDS
EQUITY INDEX FUND
INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
PREFERRED SHARES



TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS
Equity Index Fund ..........................................  2
Institutional Money Market Fund ............................  4
Institutional Government Money Market Fund .................  5
U.S. Treasury Money Market Fund ............................  6
Municipal Money Market Fund ................................  7

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables .................................................  8
Expense Examples ...........................................  8

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
Name Policies ..............................................  9
Investment Practices .......................................  9
Investment Risks ........................................... 15

FUND MANAGEMENT
Investment Advisor ......................................... 17
Portfolio Managers - Equity Index Fund ..................... 17
Portfolio Holdings ......................................... 18

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ......................... 18
Abusive Trading Practices .................................. 19
Purchasing and Adding To Your Shares ....................... 19
Selling Your Shares ........................................ 20
Exchanging Your Shares ..................................... 22
Dividends and Capital Gains ................................ 23
Taxation ................................................... 23
Additional Information about the Funds ..................... 24

FINANCIAL HIGHLIGHTS ....................................... 25

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Equity Index Fund and each of the Fifth Third Institutional Money Market Mutual Funds (each, a "Fund" and collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

Each Fund is managed by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD EQUITY INDEX FUND                                         CORE STYLE
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise an equity index. The Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")+. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and changes in the size of the Fund.


Although the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of securities to changes in the index. Specifically, the portfolio managers may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange-traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimizing cash drag on performance.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.

INDEX INVESTING RISK. Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. The Fund may purchase, retain and sell securities at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's net asset value (including the value


--------------------
+ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.




of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500. There is also a risk that the Fund's investment results may fail to match those of the S&P 500 and the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as those of other funds.


DERIVATIVES RISK. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

Bar Chart:
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
PREFERRED SHARES(1)
--------------------------------------------------------------------------------

Bar chart:
1997    32.36%
  98    28.07%
  99    20.37%
  00    -9.45%
  01   -12.36%
  02   -22.49%
  03    27.94%
  04    10.44%
  05     4.61%
  06    15.40%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.21%
  Worst quarter:                Q3 2002             -17.37%

  Year to Date Return (1/1/07 to 9/30/07):            8.90%


1 Prior to October 20, 2003, the quoted performance of the Preferred shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Preferred shares. Preferred shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  INCEPTION           PAST              PAST             PAST
                                                                     DATE             YEAR             5 YEARS         10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES
------------------------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                               11/2/92          15.40%             5.75%            7.92%
  Return after Taxes on Distributions(2)                                             14.74%             5.23%            7.41%
  Return after Taxes on Distributions and Sale of Fund Shares2                        9.98%             4.63%            6.71%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX*
(REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                  15.79%             6.19%            8.42%
------------------------------------------------------------------------------------------------------------------------------------


1 Prior to October 20, 2003, the quoted performance of the Preferred shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Preferred shares. Preferred shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND                         MONEY MARKET
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.


PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict Securities and Exchange Commission ("SEC") guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or a U.S. Government agency or instrumentality. Additionally, shares of money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

FOREIGN INVESTMENT RISK involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.



YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
PREFERRED SHARES
--------------------------------------------------------------------------------
bar chart:

2004    1.11%
  05    2.96%
  06    4.79%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2005               0.94%
  Worst quarter:                Q2 2004               0.20%

  Year to Date Return (1/1/07 to 9/30/07):            3.82%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                                                    10/20/03            4.79%            2.81%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND              MONEY MARKET
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), the Overseas Private Investment Corporation (OPIC), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Agricultural Mortgage Corporation (Farmer Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
PREFERRED SHARES
--------------------------------------------------------------------------------
Bar chart:

2004    1.04%
  05    2.89%
  06    4.72%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2006               1.25%
  Worst quarter:                Q2 2004               0.18%
  Year to Date Return (1/1/07 to 9/30/07):            3.73%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                                                    10/20/03            4.72%            2.74%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND                         MONEY MARKET
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.



YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
PREFERRED SHARES
--------------------------------------------------------------------------------

Bar chart:

2004    0.96%
  05    2.81%
  06    4.65%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2006               1.24%
  Worst quarter:                Q2 2004               0.16%
  Year to Date Return (1/1/07 to 9/30/07):            3.69%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                                                    10/20/03            4.65%            2.66%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND                             MONEY MARKET
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.


Under normal circumstances, at least 80% of its assets are invested in municipal securities. These include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. These securities tend to be:


     o general obligation bonds, the principal and interest of which are paid from general tax revenues received by the issuer;

     o revenue bonds, the principal and interest of which are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, the principal and interest of which are paid only from revenues received from privately operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.


CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

TAX RISK involves the possibility that the issuer of municipal securities will fail to comply with certain requirements of the Internal Revenue Code which allow interest distributed from such securities to be tax-exempt. Failure to comply with those requirements would create adverse tax consequences for shareholders.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.


The returns assume that Fund distributions have been reinvested.


Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
PREFERRED SHARES
--------------------------------------------------------------------------------
Bar chart:

2004    0.71%
  05    1.94%
  06    3.17%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2005               0.62%
  Worst quarter:                Q2 2004               0.13%

  Year to Date Return (1/1/07 to 9/30/07):            2.61%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
PREFERRED SHARES                                                                    10/20/03            3.17%            1.85%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2007.


                                                                                EQUITY INDEX FUND AND
SHAREHOLDER FEES                                                          INSTITUTIONAL MONEY MARKET FUNDS
(FEES PAID DIRECTLY FROM YOUR INVESTMENTS)                                        PREFERRED SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                     FIFTH THIRD
                                                                     FIFTH THIRD    INSTITUTIONAL  FIFTH THIRD    FIFTH THIRD
                                                       FIFTH THIRD  INSTITUTIONAL    GOVERNMENT   U.S. TREASURY   MUNICIPAL
                                                      EQUITY INDEX   MONEY MARKET   MONEY MARKET      MONEY          MONEY
                                                          FUND           FUND           FUND       MARKET FUND    MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES          None           None           None          None           None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                   None           None           None          None           None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                               None           None           None          None           None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                           0.30%          0.40%          0.40%         0.40%          0.50%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                 None           None           None          None           None
------------------------------------------------------------------------------------------------------------------------------------


OTHER EXPENSES(1)                                         0.46%          0.39%          0.41%         0.40%          0.44%
------------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(2)                           --             --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                      0.76%          0.79%          0.81%         0.80%          0.94%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(3)                0.42%          0.43%          0.45%         0.44%          0.58%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                              0.34%          0.36%          0.36%         0.36%          0.36%
------------------------------------------------------------------------------------------------------------------------------------

1 Preferred class shareholders pay a shareholder servicing fee of up to 0.15% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.


2  Amount is less than 0.01%, and is included in Other expenses.

3 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                                                   1 YEAR          3 YEARS          5 YEARS        10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND - PREFERRED SHARES                     $35            $201             $381            $903
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND - PREFERRED SHARES       $37            $209             $397            $939
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND -
   PREFERRED SHARES                                                  $37            $214             $406            $960
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND - PREFERRED SHARES       $37            $211             $401            $949
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND - PREFERRED SHARES           $37            $241             $463            $1,101
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

NAME POLICIES
--------------------------------------------------------------------------------


To comply with SEC rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.


INVESTMENT PRACTICES
--------------------------------------------------------------------------------


Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information ("SAI") for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

                                                          Delayed             Guaranteed
                                       Asset-             Delivery/            Invest-               Investment    Investment
                                       Backed    Common    When-     Deriva-     ment     Illiquid     Company        Grade
                                     Securities   Stock   Issueds     tives    Controls   securities  Securities      Bonds
FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                   X         X         X                     X            X
------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------

Institutional Money Market Fund             X                 X         X           X          X            X           X
------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money
  Market Fund                               X                 X         X           X          X            X           X
------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                               X         X                                   X
------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                 X                 X         X                      X            X           X
------------------------------------------------------------------------------------------------------------------------------


                                                                                       Real
                                                                                      Estate
                                       Loan       Money      Mortgage-               Investment              Reverse
                                      Partici-    Market      Backed      Municipal   Trusts     Restricted  Repurchase
                                       pations  Instruments  Securities  Securities   (REITS)    Securities  Agreements
FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                   X                                     X           X          X
------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund           X         X            X            X                       X          X
------------------------------------------------------------------------------------------------------------------------
Institutional Government Money
  Market Fund                             X         X            X            X                       X          X
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                     X
------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund               X         X            X            X                       X          X
------------------------------------------------------------------------------------------------------------------------


                                                                                         U.S.        U.S.
                                                  Short-    Small and                Government    Traded
                                    Securities     Term     Micro Cap    Stripped       Agency     Foreign
                                     Lending      Trading   Equities    Obligations   Securities  Securities
FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                         X         X           X           X            X           X
------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund           X         X                       X            X           X
------------------------------------------------------------------------------------------------------------------------
Institutional Government Money
  Market Fund                             X         X                       X            X           X
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                     X                       X            X
------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund               X         X                       X            X
------------------------------------------------------------------------------------------------------------------------

                                                               Variable and
                                                   U.S.          Floating                Zero-Coupon
                                                 Treasury          Rate                     Debt
                                                Obligations     Instruments   Warrants   Obligations

FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                   X                X            X             X
------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------

Institutional Money Market Fund                     X                X                          X
------------------------------------------------------------------------------------------------------------------------
Institutional Government Money
  Market Fund                                       X                X                          X
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                     X                                           X
------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                         X                X                          X
------------------------------------------------------------------------------------------------------------------------


                                  10-11 Spread

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.

COMMON STOCK: Shares of ownership of a company.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds may not invest in these securities.

         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

         FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds may not invest in these.

         STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds may not invest in these.

         STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly. The Money Market Funds may not invest in these.

         SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

                  CANADA BONDS: Issued by Canadian provinces.

                  SOVEREIGN BONDS: Issued by the government of a foreign country.

                  SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

         BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

         CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

         EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500(R) Index. iShares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

         LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

         STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 331 1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the Russell 2000(R) Index.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

TRUST PREFERRED SECURITIES: Securities possessing characteristics of both equity and debt issues.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments and practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, REITs, securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments and practices are subject to foreign investment risk: ADRs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments and practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

The following investments and practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments and practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments and practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.


MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, ETFs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.


TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences for shareholders. Municipal securities are subject to tax risk.

TURNOVER RISK. The risk that, through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions to shareholders and lower Fund performance due to increased brokerage costs.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Fifth Third Asset Management, Inc. ("FTAM"), 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced and knowledgeable investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.


Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of September 30, 2007, Fifth Third Asset Management, Inc. had approximately $22.4 billion of assets under management, including approximately $13.0 billion of assets in the Fifth Third Funds.


A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. On September 28, 2005 the SEC granted exemptive relief to the Funds and the Advisor to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2007 are as follows:


                                                                                                             AS A PERCENTAGE OF
                                                                                                          AVERAGE DAILY NET ASSETS
FIFTH THIRD EQUITY INDEX FUND                                                                                        0.10%
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND                                                                          0.10%
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                                                               0.10%
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND                                                                          0.10%
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND                                                                              0.10%
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO MANAGERS - EQUITY INDEX FUND
--------------------------------------------------------------------------------

Mark Koenig has been a portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and of the FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND since February 2005 and of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2007. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999-2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995-1998, Mr. Koenig was a quantitative analyst with National City Bank, where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory, where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

Michael P. Wayton has been a portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and of the FIFTH THIRD STRUCTURED LARGE CAP PLUS Fund since February 2005 and of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2007. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in December 2004, he spent 4 1/2 years as a quantitative analyst for the National City Investment Management Company where he was responsible for the management of the firm's passive assets and the development of quantitative equity models. Prior to that, he spent 1 1/2 years in National City's personal trust department. Mr. Wayton earned the Chartered Financial Analyst designation in 2005. Mr. Wayton earned a BSBA in finance from The Ohio State University.

FUND MANAGEMENT
--------------------------------------------------------------------------------

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING EQUITY INDEX FUND SHARES


The price of Fund shares is based on the Fund's net asset value ("NAV"), which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing.

There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. On any day that the stock or principal bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


PRICING MONEY MARKET FUND SHARES


The Funds' NAV is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund and the Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon and 2 p.m. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.


ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES


Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Distributor. The Trust has authorized one or more brokers to receive on its behalf purchase or redemption orders. These brokers are authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

The purchase or sale of Fund shares through financial intermediaries may be subject to transaction fees or other different or additional fees than those otherwise disclosed in this Prospectus.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.


PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All purchase orders for the Funds must be received by the Funds' transfer agent on the following schedule (Eastern Time) in order to receive that day's NAV (and in the case of the Fifth Third Municipal Money Market Fund, the NAV calculated at 2 p.m.) and dividends: Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund-4 p.m.; Fifth Third Municipal Money Market Fund-2 p.m. All purchase orders for the Equity Index Fund must be received by the Fund's transfer agent prior to 4:00 p.m. Eastern time in order to receive that day's NAV. Purchase orders received after those times will be processed on the following business day.

Preferred shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Preferred shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.


SHAREHOLDER CONTACT INFORMATION


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:


     o    minimum initial and subsequent investment requirements


     o    exchange policies

     o    cutoff time for investments

     o    redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Preferred shares of a Fund is $500,000. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.


The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial and subsequent investment.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or by express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


AVOID WITHHOLDING TAX


Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number (your social security number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.


CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     o    Name;

     o    Date of birth (for individuals);

     o Residential or business street address (although post office boxes are still permitted for mailing); and

     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------


You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent.

Orders to sell shares of the Equity Index Fund must be received by 4:00 p.m. Eastern Time. If your order has been received prior to 4:00 p.m. and your shares have been sold, you will not receive the dividend, if any, declared that day.


Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent by 12:00 noon Eastern Time will be processed that day and will not be entitled to that day's dividend.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent after 12:00 noon Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent by 4 p.m. Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent after 4 p.m. Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

In certain circumstances, shares may be sold only by written request, accompanied by a signature guarantee.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

     o    The address on file has been changed in the last 10 business days;

     o    The check is not being mailed to the address on your account;

     o    The check is not being made payable to the owner of the account; or

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.


You may obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the Securities Transfer Agents Medallion Program (STAMP), New York Stock Exchange Medallion Signature Program (MSP), or Stock Exchanges Medallion Program (SEMP). Members of the STAMP, MSP, and SEMP are subject to dollar limitations, which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK


When you have made your investment by check, you cannot redeem any portion of it until the transfer agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.


UNDELIVERABLE OR UNCASHED CHECKS

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex- date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Preferred shares pay a (non 12b-1) shareholder servicing fee of up to 0.15% of the average daily net assets of the Funds.

Your financial intermediary may not sell shares in all classes of the Funds or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Funds cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------


All dividends and capital gains distributed to you will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.


Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.


Dividends, if any, for the Equity Index Fund are declared and paid quarterly. Dividends, if any, for the Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund, and Municipal Money Market Fund are declared daily and paid monthly.


Capital gains, if any, are distributed at least annually.

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS


A sale, exchange, or redemption of Fund shares may result in taxable gain or loss to the shareholder. However, because the money market funds seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange, or redemption of shares in a money market fund will result in a taxable gain or loss.


TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income (including tax-exempt interest income, if any) and net realized capital gains to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gain distributions, received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning before January 1, 2011. It is unlikely that the money market funds will distribute long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. The money market funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the SAI for further details.


ADDITIONAL TAX INFORMATION FOR MUNICIPAL MONEY MARKET FUND


If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations, the interest on which is exempt from federal income tax, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from a shareholder's gross income for federal income tax purposes but may be subject to federal alternative minimum tax and state and local taxes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt interest dividends earned by a corporation may be subject to the alternative minimum tax.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of a shareholder's Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by the shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisors to determine what effect, if any, an investment in the Funds may have on the federal taxation of their benefits.


Distributions, if any, derived from net capital gains will generally be taxable as long-term capital gains. The Municipal Money Market Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income and any distributions of short-term capital gains will be taxable to shareholders as ordinary income.


The Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Fund generally will not be deductible for federal income tax purposes.


STATE AND LOCAL TAXES


Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such state or local income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

The Supreme Court heard an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. A Kentucky state court held that a Kentucky law violates the U.S. Constitution by treating, for Kentucky state tax purposes, the interest income of in-state municipal bonds differently from the income on out-of-state municipal bonds. If the Supreme Court and affirms this holding, each state likely will revisit the way in which it treats the interest on municipal bonds, and this has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. The Supreme Court likely held oral arguments on this case in November 2007 and issue a decision sometime thereafter. You should consult your tax advisor to discuss the possible tax consequences of this case on your investment in the Fund.


This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

Investment in Exchange-Traded Funds. The Equity Index Fund may invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions, unless otherwise permitted under the Investment Company Act of 1940 or the rules thereunder, restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. Upon meeting certain conditions, the Fund may invest its assets in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI which is available upon request.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             CHANGE IN NET ASSETS                    LESS DIVIDENDS AND
                                                          RESULTING FROM OPERATIONS                  DISTRIBUTIONS FROM
                                                         ---------------------------               -----------------------
                                                                      NET REALIZED
                                                                            AND
                                                                        UNREALIZED     CHANGE IN
                                             NET ASSET                GAINS/(LOSSES)  NET ASSETS
                                              VALUE,          NET          FROM        RESULTING       NET           NET
                                             BEGINNING    INVESTMENT    INVESTMENT       FROM      INVESTMENT     REALIZED
                                             OF PERIOD      INCOME     TRANSACTIONS   OPERATIONS     INCOME         GAINS
--------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND PREFERRED SHARES
10/20/03 (d) to 7/31/04                       $19.86        0.22(3)        1.18          1.40         (0.25)         --
Year ended 7/31/05                            $21.01        0.43(3)        2.41          2.84         (0.40)         --
Year ended 7/31/06                            $23.45        0.39(3)        0.79          1.18         (0.40)         --
Year ended 7/31/07                            $24.23        0.45(3)        3.37          3.82         (0.46)         --
--------------------------------------------------------------------------------------------------------------------------
                                                                                      RATIOS/SUPPLEMENTAL DATA
                                                                  -----------------------------------------------------------------
                                                                              RATIOS OF     RATIOS OF
                                              NET       TOTAL         NET      EXPENSES      EXPENSES    RATIOS OF NET
                              TOTAL          ASSET     RETURN       ASSETS,       TO            TO        INVESTMENT
                            DIVIDENDS       VALUE,    (EXCLUDES     END OF      AVERAGE       AVERAGE       INCOME         PORTFOLIO
                               AND          END OF      SALES       PERIOD        NET           NET       TO AVERAGE       TURNOVER
                          DISTRIBUTIONS     PERIOD     CHARGE)      (000'S)   ASSETS (A)    ASSETS (B)    NET ASSETS        RATE (C)
------------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX FUND
PREFERRED SHARES
10/20/03 (d) to 7/31/04        (0.25)       $21.01       7.03%*   $ 165,845    0.76%**       0.34%**         1.31%**          14%
Year ended 7/31/05             (0.40)       $23.45      13.62%    $  78,132    0.77%         0.34%           1.98%             4%
Year ended 7/31/06             (0.40)       $24.23       5.06%    $  64,939    0.75%         0.34%           1.62%             6%
Year ended 7/31/07             (0.46)       $27.59      15.76%    $  69,251    0.76%         0.34%           1.68%             4%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                             NET REALIZED
                                                            NET ASSET                       AND UNREALIZED         LESS
                                                              VALUE,             NET             GAINS/         DISTRIBUTIONS
                                                            BEGINNING         INVESTMENT      (LOSSES) FROM          TO
                                                            OF PERIOD          INCOME         INVESTMENTS       SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND PREFERRED SHARES
10/20/03(d) to 7/31/04                                        $1.00              0.01             --^               (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^               (0.02)
Year ended 7/31/06                                            $1.00              0.04             --                (0.04)
Year ended 7/31/07                                            $1.00              0.05(3)          --^               (0.05)
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND PREFERRED SHARES
10/20/03(d) to 7/31/04                                        $1.00              0.01             --^               (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^               (0.02)
Year ended 7/31/06                                            $1.00              0.04             --                (0.04)
Year ended 7/31/07                                            $1.00              0.05(3)          --^               (0.05)
----------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND PREFERRED SHARES
10/20/03(d) to 7/31/04                                        $1.00              0.01             --^               (0.01)
Year ended 7/31/05                                            $1.00              0.02             --^               (0.02)
Year ended 7/31/06                                            $1.00              0.04             --^               (0.04)
Year ended 7/31/07                                            $1.00              0.05(3)@         --^               (0.05)
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND PREFERRED SHARES
10/20/03(d) to 7/31/04                                        $1.00                --^            --^                  --^
Year ended 7/31/05                                            $1.00              0.01             --                (0.01)
Year ended 7/31/06                                            $1.00              0.03             --^               (0.03)
Year ended 7/31/07                                            $1.00              0.03(3)@         --^               (0.03)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                    RATIOS/SUPPLEMENTAL DATA
                                                                  --------------------------------------------------------------
                                                                                  RATIOS OF        RATIOS OF        RATIOS OF
                                                                     NET           EXPENSES         EXPENSES             NET
                                    NET ASSET                      ASSETS,            TO               TO            INVESTMENT
                                      VALUE,                        END OF         AVERAGE          AVERAGE           INCOME
                                      END OF        TOTAL          PERIOD            NET              NET           TO AVERAGE
                                      PERIOD        RETURN         (000'S)        ASSETS (A)       ASSETS (B)        NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET
  FUND PREFERRED SHARES
10/20/03(d) to 7/31/04                 $1.00         0.65%*       $   27,206       0.80%**           0.37%**          0.85%**
Year ended 7/31/05                     $1.00         2.08%        $   23,178       0.80%             0.36%            1.99%
Year ended 7/31/06                     $1.00         4.15%        $   98,263       0.81%             0.36%            4.21%
Year ended 7/31/07                     $1.00         5.12%        $   87,627       0.79%             0.35%            5.00%
-------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY
  MARKET FUND PREFERRED SHARES
10/20/03(d) to 7/31/04                 $1.00         0.59%*       $  276,373       0.82%**           0.37%**          0.75%**
Year ended 7/31/05                     $1.00         2.02%        $  228,555       0.81%             0.36%            1.96%
Year ended 7/31/06                     $1.00         4.07%        $  190,260       0.82%             0.36%            3.98%
Year ended 7/31/07                     $1.00         5.05%        $  225,141       0.81%             0.36%            4.93%
-------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(d) to 7/31/04                 $1.00         0.54%*       $1,102,963       0.80%**           0.37%**          0.69%**
Year ended 7/31/05                     $1.00         1.93%        $  766,688       0.80%             0.36%            1.85%
Year ended 7/31/06                     $1.00         3.98%        $  625,196       0.80%             0.36%            3.85%
Year ended 7/31/07                     $1.00         4.99%        $  472,893       0.80%             0.36%            4.87%
-------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
  PREFERRED SHARES
10/20/03(d) to 7/31/04                 $1.00         0.42%*       $      637       0.98%**           0.53%**          0.55%**
Year ended 7/31/05                     $1.00         1.40%        $       36       0.97%             0.53%            0.97%
Year ended 7/31/06                     $1.00         2.73%        $    2,402       0.96%             0.36%            3.27%
Year ended 7/31/07                     $1.00         3.40%        $    1,398       0.94%             0.36%            3.34%
-------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a)  Before waivers and reimbursements.
(b)  Net of waivers and reimbursements.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)  Reflects date of commencement of operations.
^    Amount is less than $0.005.
*    Not annualized.
**   Annualized.
(3)  Average shares method used in calculation.
@ During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of BISYS Fund Services, a former service provider to the Funds. See Note 3 in Notes to Financial Statements for further information. The payment is reported as Increase from payment by the Advisor in the Statements of Operations. Net Investment Income per share in these Financial Highlights includes the impact of this payment however the amount per share is less than $.005. The Funds distributed the income related to this payment after July 31, 2007. This payment into the Funds had no impact on total return for the year ended July 31, 2007.


                                  26-27 Spread

ADDRESSES
------------------------------------------------------------------------------------------------------------------------------------
Fifth Third Funds                                                               Fifth Third Funds
Equity Index Fund                                                               38 Fountain Square Plaza
Institutional Money Market Mutual Funds                                         Cincinnati, Ohio 45263
Preferred Shares
------------------------------------------------------------------------------------------------------------------------------------


Investment Advisor, Administrator and Accountant                                Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Distributor                                                                     ALPS Distributors, Inc.
                                                                                1290 Broadway, Suite 1100
                                                                                Denver, Colorado 80203
------------------------------------------------------------------------------------------------------------------------------------


Custodian, Sub-Accountant and Sub-Administrator                                 State Street Bank and Trust Company
                                                                                State Street Financial Center
                                                                                One Lincoln Street
                                                                                Boston, Massachusetts 02111-2900
------------------------------------------------------------------------------------------------------------------------------------


Transfer Agent and Dividend Disbursing Agent                                    Boston Financial Data Services, Inc.
                                                                                30 Dan Road
                                                                                Canton, Massachusetts 02021
------------------------------------------------------------------------------------------------------------------------------------


Independent Registered Public Accounting Firm                                   PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CALLING THE FUNDS AT 1-800-282-5706 OR WRITING:

                               FIFTH THIRD FUNDS
                            38 FOUNTAIN SQUARE PLAZA
                             CINCINNATI, OHIO 45263
                      YOU CAN ALSO ACCESS THESE DOCUMENTS

     FREE OF CHARGE, ON THE FUNDS' WEBSITE: HTTP://WWW.FIFTHTHIRDFUNDS.COM*

--------------------------------------------------------------------------------

           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.


Investment Company Act file no. 811-5669.

                               FIFTH THIRD FUNDS

      EQUITY INDEX FUND
      INSTITUTIONAL MONEY MARKET
      MUTUAL FUNDS
      SELECT SHARES

      ------------------


      PROSPECTUS
      NOVEMBER 29, 2007



     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


     FIFTH THIRD FUNDS

FIFTH THIRD FUNDS
EQUITY INDEX FUND
INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
SELECT SHARES

TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS
Equity Index Fund                                             2
Institutional Money Market Fund                               4
Institutional Government Money Market Fund                    5
U.S. Treasury Money Market Fund                               6
Municipal Money Market Fund                                   7

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables                                                    8
Expense Examples                                              8

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
Name Policies                                                 9
Investment Practices                                          9
Investment Risks                                             14

FUND MANAGEMENT
Investment Advisor                                           16
Portfolio Managers - Equity Index Fund                       17
Portfolio Holdings                                           17

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares                           18
Abusive Trading Practices                                    18
Purchasing and Adding to Your Shares                         19
Selling Your Shares                                          20
Exchanging Your Shares                                       22
Dividends and Capital Gains                                  22
Taxation                                                     23
Additional Information about the Funds                       24

FINANCIAL HIGHLIGHTS                                         25

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Equity Index Fund and each of the Fifth Third Institutional Money Market Mutual Funds (each, a "Fund" and collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

Each Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD EQUITY INDEX FUND                                         CORE STYLE
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise an equity index. The Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")+. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.

Although the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of securities to changes in the index. Specifically, the portfolio managers may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange-traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.


INDEX INVESTING RISK. Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. The Fund may purchase, retain and sell securities at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's net asset value (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500.


--------------------
+ "S&P 500" is a registered service mark of Standard & Poor's, a division of the McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

There is also a risk that the Fund's investment results may fail to match those of the S&P 500 and the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as those of other funds.

DERIVATIVES RISK. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES(1)
--------------------------------------------------------------------------------

Bar chart:
1997    32.45%
98      28.16%
99      20.46%
00      -9.39%
01     -12.30%
02     -22.43%
03      28.03%
04      10.55%
05       4.64%
06      15.53%



The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 1998              21.23%
  Worst quarter:                Q3 2002             -17.36%
  Year to Date Return (1/1/07 to 9/30/07):            8.95%


--------------------
1 Prior to October 20, 2003, the quoted performance of the Select shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Select shares. Select shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
=================================================================================================================================

                                                                  INCEPTION           PAST              PAST             PAST
                                                                     DATE             YEAR             5 YEARS         10 YEARS
---------------------------------------------------------------------------------------------------------------------------------

SELECT SHARES                                                       11/2/92
---------------------------------------------------------------------------------------------------------------------------------
  Return Before Taxes                                                                15.53%             5.83%            8.00%
  Return after Taxes on Distributions(2)                                             14.84%             5.26%            7.42%
  Return after Taxes on Distributions
    and Sale of Fund Shares(2)                                                       10.06%             4.67%            6.73%
---------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                               15.79%             6.19%            8.42%
---------------------------------------------------------------------------------------------------------------------------------


--------------------
1 Prior to October 20, 2003, the quoted performance of the Select shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Select shares. Select shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND                         MONEY MARKET
--------------------------------------------------------------------------------



FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.


PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict Securities and Exchange Commission ("SEC") guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's Advisor. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

FOREIGN INVESTMENT RISK involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES
--------------------------------------------------------------------------------

Bar chart:
2004    1.18%
05      3.03%
06      4.86%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2005               0.95%
  Worst quarter:                Q2 2004               0.22%
  Year to Date Return (1/1/07 to 9/30/07):            3.88%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
=================================================================================================================================

                                                                                                                        SINCE
                                                                                 INCEPTION DATE       PAST YEAR        INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
SELECT SHARES                                                                       10/20/03            4.86%            2.88%
---------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND              MONEY MARKET
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), the Overseas Private Investment Corporation (OPIC), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Agricultural Mortgage Corporation (Farmer Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES
--------------------------------------------------------------------------------


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2006               1.27%
  Worst quarter:                Q2 2004               0.20%
  Year to Date Return (1/1/07 to 9/30/07):            3.79%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
=================================================================================================================================

                                                                                                                         SINCE
                                                                                 INCEPTION DATE       PAST YEAR        INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
SELECT SHARES                                                                       10/20/03            4.80%            2.81%
---------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND                         MONEY MARKET
--------------------------------------------------------------------------------



FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.


PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES
--------------------------------------------------------------------------------

2004    1.03%
05      2.88%
06      4.72%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2006               1.26%
  Worst quarter:                Q2 2004               0.18%
  Year to Date Return (1/1/07 to 9/30/07):            3.71%



AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
=================================================================================================================================

                                                                                                                         SINCE
                                                                                 INCEPTION DATE       PAST YEAR        INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
SELECT SHARES                                                                       10/20/03            4.72%            2.73%
---------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND                             MONEY MARKET
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor.

Under normal circumstances, at least 80% of its assets are invested in municipal securities. These include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. These securities tend to be:

     o general obligation bonds, the principal and interest of which are paid from general tax revenues received by the issuer;

     o revenue bonds, the principal and interest of which are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, the principal and interest of which are paid only from revenues received from privately operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.


TAX RISK involves the possibility that the issuer of municipal securities will fail to comply with certain requirements of the Internal Revenue Code which allow interest distributed from such securities to be tax exempt. Failure to comply with those requirements would create adverse tax consequences for shareholders.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.


The returns assume that Fund distributions have been reinvested.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR SELECT SHARES
--------------------------------------------------------------------------------

Bar chart:
2004    0.78%
05      2.02%
06      3.24%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2005               0.64%
  Worst quarter:                Q1 2004               0.14%
  Year to Date Return (1/1/07 to 9/30/07):            2.66%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
=================================================================================================================================

                                                                                                                        SINCE
                                                                                 INCEPTION DATE       PAST YEAR        INCEPTION
---------------------------------------------------------------------------------------------------------------------------------
SELECT SHARES                                                                       10/20/03            3.24%            1.92%
---------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2007.

                                                                                     EQUITY INDEX FUND AND
SHAREHOLDER FEES                                                               INSTITUTIONAL MONEY MARKET FUNDS
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                SELECT SHARES
---------------------------------------------------------------------------------------------------------------------------------
                                                                                 FIFTH THIRD
                                                                FIFTH THIRD     INSTITUTIONAL
                                                FIFTH THIRD    INSTITUTIONAL     GOVERNMENT    FIFTH THIRD U.S.   FIFTH THIRD
                                                EQUITY INDEX    MONEY MARKET    MONEY MARKET    TREASURY MONEY  MUNICIPAL MONEY
                                                    FUND            FUND            FUND          MARKET FUND     MARKET FUND
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    None            None            None             None            None
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                             None            None            None             None            None
---------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                         None            None            None             None            None
---------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                     0.30%           0.40%           0.40%            0.40%           0.50%
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                           None            None            None             None            None
---------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES(1)                                   0.39%           0.32%           0.34%            0.33%           0.37%
---------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(2)                   --               --              --               --              --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                0.69%           0.72%           0.74%            0.73%           0.87%
---------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(3)          0.42%           0.43%           0.45%            0.44%           0.58%
---------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                        0.27%           0.29%           0.29%            0.29%           0.29%
---------------------------------------------------------------------------------------------------------------------------------

1 Select class shareholders pay a shareholder servicing fee of up to 0.08% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.


2  Amount is less than 0.01%, and is included in other expenses.

3 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLE
--------------------------------------------------------------------------------
Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                                                   1 YEAR          3 YEARS          5 YEARS        10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND - SELECT SHARES                        $28            $179             $343            $818
---------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND - SELECT SHARES          $30            $187             $358            $854
---------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
        - SELECT SHARES                                              $30            $192             $368            $877
---------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND - SELECT SHARES          $30            $189             $363            $865
---------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND - SELECT SHARES              $30            $220             $426          $1,020
---------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


NAME POLICIES
--------------------------------------------------------------------------------

To comply with SEC rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.


INVESTMENT PRACTICES
--------------------------------------------------------------------------------

Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information ("SAI") for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                                      Delayed
                                              Asset-                  Delivery/              Guaranteed               Investment
FIFTH THIRD FUNDS                             Backed      Common       When-                 Investment    Illiquid    Company
EQUITY FUNDS                                 Securities    Stock      Issueds   Derivatives  Contracts    securities  Securities
----------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                            X           X           X                       X           X
----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                  X                       X           X           X           X           X
----------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund       X                       X           X           X           X           X
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                          X           X                                   X
----------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                      X                       X           X                       X           X
----------------------------------------------------------------------------------------------------------------------------------



                                                                                                                  Real Estate
                                             Investment                   Money        Mortgage-                  Investment
FIFTH THIRD FUNDS                              Grade         Loan         Market        Backed       Municipal      Trusts
EQUITY FUNDS                                   Bonds    Participations  Instruments    Securities    Securities     (REITs)
--------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                                           X                                         X
--------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                 X             X             X             X             X
--------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund      X             X             X             X             X
--------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                             X
--------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                     X             X             X             X             X
--------------------------------------------------------------------------------------------------------------------------------




                                                              Reverse                                  Small and
FIFTH THIRD FUNDS                             Restricted     Repurchase   Securities    Short-Term     Micro Cap    Stripped
EQUITY FUNDS                                  Securities     Agreements     Lending      Trading       Equities     Obligations
---------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                 X             X             X             X             X             X
---------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                   X             X             X             X                           X
---------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund        X             X             X             X                           X
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                             X                           X
---------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                       X             X             X             X                           X
---------------------------------------------------------------------------------------------------------------------------------


                                                                                            Variable
                                                    U.S.          U.S.                        and                       Zero-
                                                 Government      Traded         U.S.        Floating                   Coupon
FIFTH THIRD FUNDS                                  Agency        Foreign      Treasury        Rate                      Debt
EQUITY FUNDS                                      Securities    Securities   Obligations   Instruments   Warrants     Obligations
---------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                    X             X             X             X            X             X
---------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
---------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                      X             X             X             X                         X
---------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund           X             X             X             X                         X
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                      X                           X                                       X
---------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                          X                           X             X                         X
---------------------------------------------------------------------------------------------------------------------------------


                                  10-11 spread

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.

COMMON STOCK: Shares of ownership of a company.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

     CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds may not invest in these securities.

     CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

     FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds may not invest in these.

     STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds may not invest in these.

     STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly. The Money Market Funds may not invest in these.

     SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

     AMERICAN DEPOSITARY RECEIPTS ("ADRs"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

     YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

          CANADA BONDS: Issued by Canadian provinces.

          SOVEREIGN BONDS: Issued by the government of a foreign country.

          SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

     BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

     CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

     EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500(R) Index. iShares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

     LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

     BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

     CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

     COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

     REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

     TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

     COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

     STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: THE LENDING OF UP TO 331 1/3% OF THE FUND'S TOTAL ASSETS, PLUS THE AMOUNT OF the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the Russell 2000(R) Index.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

TRUST PREFERRED SECURITIES: Securities possessing characteristics of both equity and debt issues.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments and practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, REITs, securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments and practices are subject to foreign investment risk: ADRs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments and practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

The following investments and practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments and practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments and practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------


MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, ETFs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.


TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences for shareholders. Municipal securities are subject to tax risk.

TURNOVER RISK. The risk that, through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions to shareholders and lower Fund performance due to increased brokerage costs.

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc. ("FTAM"), 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced and knowledgeable investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

FUND MANAGEMENT
--------------------------------------------------------------------------------


Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of September 30, 2007, Fifth Third Asset Management, Inc. had approximately $22.4 billion of assets under management, including approximately $13.0 billion of assets in the Fifth Third Funds.

A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. On September 28, 2005 the SEC granted exemptive relief to the Funds and the Advisor to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2007 are as follows:

                                                              AS A PERCENTAGE OF
                                                           AVERAGE DAILY NET ASSETS
                                                           -------------------------
FIFTH THIRD EQUITY INDEX FUND                                         0.10%
-----------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND                           0.10%
-----------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                0.10%
-----------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND                           0.10%
-----------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND                               0.10%
-----------------------------------------------------------------------------------


PORTFOLIO MANAGERS - EQUITY INDEX FUND
--------------------------------------------------------------------------------
Mark Koenig has been a portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and of the FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND since February 2005 of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2007. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank, where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory, where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

Michael P. Wayton has been a portfolio manager of the FIFTH THIRD EQUITY INDEX Fund and of the FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND since February 2005 of the FIFTH THIRD INTERNATIONAL EQUITY FUND since November 2007. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in December 2004, he spent 4 1/2 years as a quantitative analyst for the National City Investment Management Company where he was responsible for the management of the firm's passive assets and the development of quantitative equity models. Prior to that he spent 1 1/2 years in National City's personal trust department. Mr. Wayton earned the Chartered Financial Analyst designation in 2005. Mr. Wayton earned a BSBA in finance from The Ohio State University.


The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING EQUITY INDEX FUND SHARES


The price of Fund shares is based on the Fund's net asset value ("NAV"), which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing.

There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. On any day that the stock or principal bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.



PRICING INSTITUTIONAL MONEY MARKET FUND SHARES

The Funds' NAV is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund and the Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon and 2 p.m. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.


ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Distributor. The Trust has authorized one or more brokers to receive on its behalf purchase or redemption orders. These brokers are authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

The purchase or sale of Fund shares through financial intermediaries may be subject to transaction fees or other different or additional fees than those otherwise disclosed in this Prospectus.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All purchase orders for the Funds must be received by the Funds' transfer agent on the following schedule (Eastern Time) in order to receive that day's NAV (and in the case of the Fifth Third Municipal Money Market Fund, the NAV calculated at 2 p.m.) and dividends: Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund--4 p.m.; Fifth Third Municipal Money Market Fund--2 p.m. All purchase orders for the Equity Index Fund must be received by the Fund's transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV. Purchase orders received after those times will be processed on the following business day.

Select shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Select shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043 Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:


     o    minimum initial and subsequent investment requirements
     o    exchange policies
     o    cutoff time for investments
     o    redemption fees


If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


INVESTMENT AMOUNTS

The minimum initial investment in Select shares of a Fund is $1,000,000. Subsequent investments must be in amounts of at least $50.


All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.

The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial and subsequent investment.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Boston Financial, P.O. Box 8043 Boston, MA 02266-8043, or by express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


AVOID WITHHOLDING TAX


Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number (your social security number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.


CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Funds must obtain the following information for each person that opens a new account:

     o    Name;
     o    Date of birth (for individuals);
     o Residential or business street address (although post office boxes are still permitted for mailing); and
     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent.

Orders to sell shares of the Equity Index Fund must be received by 4:00 p.m. Eastern Time. If your order has been received prior to 4:00 p.m. and your shares have been sold, you will not receive the dividend, if any, declared that day.


Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent by 12:00 noon Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent after 12:00 noon Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date. Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent by 4 p.m. Eastern Time will be processed that day and will not be entitled to that day's dividend.

Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent after 4 p.m. Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043 Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

In certain circumstances, shares may be sold only by written request, accompanied by a signature guarantee.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

     o    The address on file has been changed in the last 10 business days;
     o    The check is not being mailed to the address on your account;
     o    The check is not being made payable to the owner of the account; or
     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.


You may obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the Securities Transfer Agents Medallion Program (STAMP), New York Stock Exchange Medallion Signature Program (MSP), or Stock Exchanges Medallion Program (SEMP). Members of the STAMP, MSP, and SEMP are subject to dollar limitations, which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK


When you have made your investment by check, you cannot redeem any portion of it until the transfer agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.


UNDELIVERABLE OR UNCASHED CHECKS

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex- date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043 Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Fund may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Select shares pay a (non 12b-1) shareholder servicing fee of up to 0.08% of the average daily net assets of the Funds.

Your financial intermediary may not sell shares in all classes of the Funds or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Funds cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains distributed to you will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.


Dividends, if any, for the Equity Index Fund are declared and paid quarterly. Dividends, if any, for the Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund, and Municipal Money Market Fund are declared daily and paid monthly.


Capital gains, if any, are distributed at least annually.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS


A sale, exchange, or redemption of Fund shares may result in a taxable gain or loss to the shareholder. However, because the money market funds seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange, or redemption of shares in a money market fund will result in such a taxable gain or loss.


TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income (including tax-exempt interest income, if any) and net-realized capital gain to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gain distributions, received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning before January 1, 2011. It is unlikely that the money market funds will distribute long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. The money market funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the SAI for further details.


ADDITIONAL TAX INFORMATION FOR MUNICIPAL MONEY MARKET FUND

If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations, the interest on which is exempt from federal income tax, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from a shareholder's gross income for federal income tax purposes but may be subject to federal alternative minimum tax and state and local taxes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt interest dividends earned by a corporation may be subject to the alternative minimum tax.


If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of a shareholder's Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by the shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisors to determine what effect, if any, an investment in the Funds may have on the federal taxation of their benefits.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent the Fund invests in these securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on the part of the Fund's distributions derived from those securities.


Distributions, if any, derived from net capital gains will generally be taxable as long-term capital gains. The Municipal Money Market Fund may pay such capital gains distributions from time to time. Dividends, if any derived from taxable interest income and any distributions of short-term capital gains will be taxable to shareholders as ordinary income.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------



The Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Fund generally will not be deductible for federal income tax purposes.


STATE AND LOCAL TAXES


Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such state or local income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

The Supreme Court has heard an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. A Kentucky state court held that a Kentucky law violates the U.S. Constitution by treating, for Kentucky state tax purposes, the interest income of in-state municipal bonds differently from the income on out-of-state municipal bonds. If the Supreme Court and affirms this holding, each state likely will revisit the way in which it treats the interest on municipal bonds, and this has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. The Supreme Court had oral arguments on this case in November 2007 and issue a decision sometime thereafter. You should consult your tax advisor to discuss the possible tax consequences of this case on your investment in the Fund.


This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.


ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

Investment in Exchange-Traded Funds. The Equity Index Fund may invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions, unless otherwise permitted under the Investment Company Act of 1940 or the rules thereunder, restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. Upon meeting certain conditions, the Fund may invest its assets in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.

  *iShares(R) is a registered trademark of Barclays Global Investors, N.A.
   ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI which is available upon request.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)



                                                           Change in Net Assets                    Less Dividends and
                                                         Resulting from Operations                 Distributions from
                                                         -------------------------              -----------------------
                                                                     Net Realized
                                                                          and
                                                                      Unrealized    Change in
                                             Net Asset              Gains/(Losses) Net Assets
                                              Value,         Net         from       Resulting       Net           Net
                                             Beginning   Investment   Investment      from      Investment     Realized
                                             of Period     Income    Transactions  Operations     Income         Gains
-----------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Select Shares
10/20/03 (d) to 7/31/04                       $19.86       0.22(3)        1.18         1.40         (0.26)        --
Year ended 7/31/05                            $21.00       0.41(3)        2.47         2.88         (0.43)        --
Year ended 7/31/06                            $23.45       0.40(3)        0.80         1.20         (0.42)        --
Year ended 7/31/07                            $24.23       0.47(3)        3.35         3.82         (0.46)        --
-----------------------------------------------------------------------------------------------------------------------------






                                                           Net          Total
                                           Total          Asset        Return
                                         Dividends       Value,       (excludes
                                            and          End of         sales
                                       Distributions     Period        charge)
-----------------------------------------------------------------------------------
Equity Index Fund Select Shares
10/20/03 (d) to 7/31/04                     (0.26)        $21.00          7.03%*
Year ended 7/31/05                          (0.43)        $23.45         13.79%
Year ended 7/31/06                          (0.42)        $24.23          5.13%
Year ended 7/31/07                          (0.46)        $27.59         15.83%
-----------------------------------------------------------------------------------


                                                              Ratios/Supplemental Data
                                      ------------------------------------------------------------------------

                                                    Ratios of      Ratios of
                                         Net        Expenses       Expenses     Ratios of Net
                                       Assets,         to             to         Investment
                                       End of        Average        Average        Income          Portfolio
                                       Period          Net            Net        to Average        Turnover
                                       (000's)     Assets (a)     Assets (b)     Net Assets        Rate (c)
--------------------------------------------------------------------------------------------------------------
Equity Index Fund Select Shares
10/20/03 (d) to 7/31/04                 $14,315        0.69%**       0.27%**        1.32%**            14%
Year ended 7/31/05                      $18,690        0.71%         0.27%          1.83%               4%
Year ended 7/31/06                      $17,558        0.68%         0.27%          1.67%               6%
Year ended 7/31/07                      $17,852        0.69%         0.27%          1.76%               4%
--------------------------------------------------------------------------------------------------------------





                                                                                           Net Realized
                                                          Net Asset                       and Unrealized         Less
                                                           Value,             Net             Gains/         Distributions
                                                         Beginning         Investment      (Losses) from          to
                                                          of Period          Income         Investments      Shareholders
-----------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund Select Shares
10/20/03(d) to 7/31/04                                     $1.00              0.01              --^              (0.01)
Year ended 7/31/05                                         $1.00              0.02              --^              (0.02)
Year ended 7/31/06                                         $1.00              0.04              --               (0.04)
Year ended 7/31/07                                         $1.00              0.05(3)           --^              (0.05)
-----------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund Select Shares
10/20/03(d) to 7/31/04                                     $1.00              0.01              --^              (0.01)
Year ended 7/31/05                                         $1.00              0.02              --^              (0.02)
Year ended 7/31/06                                         $1.00              0.04              --               (0.04)
Year ended 7/31/07                                         $1.00              0.05(3)           --^              (0.05)
-----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund Select Shares
10/20/03(d) to 7/31/04                                     $1.00              0.01              --^              (0.01)
Year ended 7/31/05                                         $1.00              0.02              --^              (0.02)
Year ended 7/31/06                                         $1.00              0.04              --^              (0.04)
Year ended 7/31/07                                         $1.00              0.05(3)@          --^              (0.05)
-----------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund Select Shares
10/20/03(d) to 7/31/04                                     $1.00                --^             --^                 --^
Year ended 7/31/05                                         $1.00              0.01              --               (0.01)
Year ended 7/31/06                                         $1.00              0.03              --^              (0.03)
Year ended 7/31/07                                         $1.00              0.03(3)@          --^              (0.03)
-----------------------------------------------------------------------------------------------------------------------------






                                                           Net Asset
                                                            Value,
                                                            End of               Total
                                                            Period               Return
-----------------------------------------------------------------------------------------------
Institutional Money Market Fund Select Shares
10/20/03(d) to 7/31/04                                       $1.00                0.70%*
Year ended 7/31/05                                           $1.00                2.15%
Year ended 7/31/06                                           $1.00                4.22%
Year ended 7/31/07                                           $1.00                5.19%
-----------------------------------------------------------------------------------------------
Institutional Government Money Market Fund Select Shares
10/20/03(d) to 7/31/04                                       $1.00                0.65%*
Year ended 7/31/05                                           $1.00                2.09%
Year ended 7/31/06                                           $1.00                4.14%
Year ended 7/31/07                                           $1.00                5.13%
-----------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund Select Shares
10/20/03(d) to 7/31/04                                       $1.00                0.59%*
Year ended 7/31/05                                           $1.00                2.00%
Year ended 7/31/06                                           $1.00                4.05%
Year ended 7/31/07                                           $1.00                5.06%
-----------------------------------------------------------------------------------------------
Municipal Money Market Fund Select Shares
10/20/03(d) to 7/31/04                                       $1.00                0.47%*
Year ended 7/31/05                                           $1.00                1.47%
Year ended 7/31/06                                           $1.00                2.80%
Year ended 7/31/07                                           $1.00                3.47%
-----------------------------------------------------------------------------------------------


                                                                                   Ratios/Supplemental Data
                                                           ------------------------------------------------------------------------
                                                                               Ratios of           Ratios of           Ratios of
                                                             Net               Expenses            Expenses                Net
                                                           Assets,                to                  to               Investment
                                                           End of               Average             Average              Income
                                                           Period                 Net                 Net              to Average
                                                           (000's)            Assets (a)          Assets (b)           Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund Select Shares
10/20/03(d) to 7/31/04                                     $13,267               0.73%**             0.30%**              0.92%**
Year ended 7/31/05                                         $23,924               0.73%               0.29%                2.23%
Year ended 7/31/06                                         $35,579               0.73%               0.29%                4.16%
Year ended 7/31/07                                         $59,901               0.72%               0.28%                5.07%
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund Select Shares
10/20/03(d) to 7/31/04                                     $ 5,202               0.75%**             0.30%**              0.82%**
Year ended 7/31/05                                         $ 2,176               0.74%               0.30%                1.83%
Year ended 7/31/06                                         $ 6,337               0.75%               0.29%                4.22%
Year ended 7/31/07                                         $13,983               0.74%               0.29%                5.00%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund Select Shares
10/20/03(d) to 7/31/04                                     $93,233               0.73%**             0.30%**              0.76%**
Year ended 7/31/05                                         $83,171               0.73%               0.29%                2.01%
Year ended 7/31/06                                         $61,992               0.73%               0.29%                3.95%
Year ended 7/31/07                                         $63,885               0.73%               0.29%                4.93%
-----------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund Select Shares
10/20/03(d) to 7/31/04                                     $   863               0.91%**             0.46%**              0.62%**
Year ended 7/31/05                                         $    86               0.89%               0.46%                0.99%
Year ended 7/31/06                                         $10,551               0.89%               0.29%                3.23%
Year ended 7/31/07                                         $10,198               0.87%               0.29%                3.43%
-----------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


(a)  Before waivers and reimbursements.

(b)  Net of waivers and reimbursements.

(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.

(d)  Reflects date of commencement of operations.


^    Amount is less than $0.005.

*    Not annualized.

**   Annualized.


(3)  Average shares method used in calculation.

 @ During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of BISYS Fund Services, a former service provider to the Funds. See Note 3 in Notes to Financial Statements for further information. The payment is reported as Increase from payment by the Advisor in the Statements of Operations. Net Investment Income per share in these Financial Highlights includes the impact of this payment however the amount per share is less than $.005. The Funds distributed the income related to this payment after July 31, 2007. This payment into the Funds had no impact on total return for the year ended July 31, 2007.


                                  26-27 spread

ADDRESSES
--------------------------------------------------------------------------------


Fifth Third Funds                                    Fifth Third Funds
Equity Index Fund                                    38 Fountain Square Plaza
Institutional Money Market Mutual Funds              Cincinnati, Ohio 45263
Select Shares
-----------------------------------------------------------------------------------------

Investment Advisor, Administrator and Accountant     Fifth Third Asset Management, Inc.
                                                     38 Fountain Square Plaza
                                                     Cincinnati, Ohio 45263
-----------------------------------------------------------------------------------------

Distributor                                          ALPS Distributors, Inc.
                                                     1290 Broadway, Suite 1100
                                                     Denver, Colorado 80203
-----------------------------------------------------------------------------------------

Custodian, Sub-Administrator and Sub-Accountant      State Street Bank and Trust Company
                                                     State Street Financial Center
                                                     One Lincoln Street
                                                     Boston, Massachusetts 02111-2900
-----------------------------------------------------------------------------------------

Independent Registered Public Accounting Firm        PricewaterhouseCoopers LLP
                                                     100 East Broad Street
                                                     Suite 2100
                                                     Columbus, Ohio 43215
-----------------------------------------------------------------------------------------

Transfer Agent and Dividend Disbursing Agent         Boston Financial Data Services, Inc.
                                                     30 Dan Road
                                                     Canton, Massachusetts 02021
-----------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

     YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CALLING THE FUNDS AT 1-800-282-5706 OR WRITING:

                               FIFTH THIRD FUNDS
                            38 FOUNTAIN SQUARE PLAZA
                             CINCINNATI, OHIO 45263


     YOU CAN ALSO ACCESS THESE DOCUMENTS FREE OF CHARGE, ON THE FUNDS WEBSITE:
                         HTTP://WWW.FIFTHTHIRDFUNDS.COM*


--------------------------------------------------------------------------------

          *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o At no charge on the EDGARDatabase on the Commission's Website at http://www.sec.gov.



Investment Company Act file no. 811-5669.

                               FIFTH THIRD FUNDS

  [ ] EQUITY INDEX FUND
      INSTITUTIONAL MONEY MARKET
      MUTUAL FUNDS
      TRUST SHARES

      -----------------
      PROSPECTUS

      NOVEMBER 29, 2007



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FIFTH THIRD FUNDS

FIFTH THIRD FUNDS
EQUITY INDEX FUND
INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
TRUST SHARES


TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:

OBJECTIVES, STRATEGIES AND RISKS
Equity Index Fund ..........................................  2
Institutional Money Market Fund ............................  4
Institutional Government Money Market Fund .................  5
U.S. Treasury Money Market Fund ............................  6
Municipal Money Market Fund ................................  7

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables .................................................  8
Expense Examples ...........................................  8

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
Name Policies ..............................................  9
Investment Practices .......................................  9
Investment Risks ........................................... 15

FUND MANAGEMENT
Investment Advisor ......................................... 17
Portfolio Managers - Equity Index Fund ..................... 18
Portfolio Holdings ......................................... 18

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ......................... 18
Abusive Trading Practices .................................. 19
Purchasing and Adding to Your Shares ....................... 20
Selling Your Shares ........................................ 21
Exchanging Your Shares ..................................... 22
Dividends and Capital Gains ................................ 23
Taxation ................................................... 23

Additional Information about the Funds ..................... 25


FINANCIAL HIGHLIGHTS ....................................... 25

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about the Fifth Third Equity Index Fund and each of the Fifth Third Institutional Money Market Mutual Funds (each, a "Fund" and collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

Each Fund is managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD EQUITY INDEX FUND                                         CORE STYLE
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Long-term capital appreciation with current income as a secondary objective.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund invests at least 80% of its assets in equity securities that comprise an equity index. The Fund invests substantially all of its assets in common stock of companies that make up the Standard & Poor's 500 Composite Stock Price Index(R) ("S&P 500")+. The Advisor attempts to track the performance of the S&P 500 to achieve a correlation of 0.95 between the performance of the Fund and that of the S&P 500 without taking into account the Fund's expenses. Several factors may affect the Fund's ability to exactly track the S&P 500's performance, including the timing of purchases and redemptions, changes in securities markets, and in the size of the Fund.


Although the Fund's investment style is essentially passive, the portfolio managers attempt to add incremental value by timing the purchase and sale of securities to changes in the index. Specifically, the portfolio managers may buy or sell ahead of or after index changes to take advantage of price volatility and obtain favorable prices.


When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely impact the ability of the Fund to achieve its investment objective.

The Advisor may hedge cash balances with derivative securities or exchange-traded funds. Cash hedging is performed in an effort to reduce Fund tracking error and minimize cash drag on performance.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

EQUITY SECURITIES RISK. The risks of investing in equity securities include the risk of sudden and unpredictable drops in value and the potential for extended periods of lackluster performance.


INDEX INVESTING RISK. Indexing is a strategy whereby the Fund attempts to weight its securities to match those of a broad-based securities index (the S&P 500) in an attempt to approximate the index's performance. The Fund may purchase, retain and sell securities at times when an actively managed fund would not do so. If the value of securities that are heavily weighted in the index changes, you can expect a greater risk of loss than would be the case if the Fund were not fully invested in such securities. There is also a risk that the Fund will not accurately track the S&P 500. Should this occur, the Board of Trustees will act as necessary to bring the Fund's accuracy back to 0.95. A correlation of 1.0 would mean that the Fund's net asset value (including the value of its dividends and capital gains distributions) increases or decreases in exact proportion to changes in the S&P 500. There is also a risk that the Fund's investment results may fail to match those of the S&P 500 and the risk that if the S&P 500 does not perform well, the investment results of the Fund may not be as favorable as those of other funds.


--------------------
+ "S&P 500" is a registered service mark of Standard & Poor's, a division of The McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

DERIVATIVES RISK. When a derivative is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to a broad-based securities index.

The returns assume that Fund distributions have been reinvested.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES(1)
--------------------------------------------------------------------------------
Bar Chart:
 1997                32.23%
   98                27.94%
   99                20.25%
   00                -9.54%
   01               -12.45%
   02               -22.56%
   03                27.82%
   04                10.36%
   05                 4.50%
   06                15.33%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              21.18%
  Worst quarter:                Q3 2002             -17.39%

  Year to Date Return (1/1/07 to 9/30/07):            8.78%


--------------------
1 Prior to October 20, 2003 the quoted performance of Trust shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Trust Shares. Trust Shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

FIFTH THIRD EQUITY INDEX FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  INCEPTION           PAST              PAST             PAST
                                                                     DATE             YEAR             5 YEARS         10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES                                                        11/2/92
  Return Before Taxes                                                                15.33%             5.66%            7.82%
  Return after Taxes on Distributions(2)                                             14.71%             5.19%            7.39%
  Return after Taxes on Distributions and Sale of Fund Shares(2)                      9.94%             4.60%            6.69%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX*
  (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                15.79%             6.19%            8.42%
------------------------------------------------------------------------------------------------------------------------------------


1 Prior to October 20, 2003 the quoted performance of Trust shares reflects the performance of Institutional shares, a class of shares of the Fund not offered by this prospectus, adjusted to reflect the expenses of Trust Shares. Trust Shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interest in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expenses.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND                         MONEY MARKET
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.


PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict Securities and Exchange Commission ("SEC") guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's Advisor. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard& Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

FOREIGN INVESTMENT RISK involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES
--------------------------------------------------------------------------------
Bar Chart:
 2004             1.01%
   05             2.86%
   06             4.69%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2005               0.91%
  Worst quarter:                Q2 2004               0.18%

  Year to Date Return (1/1/07 to 9/30/07):            3.75%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES                                                                        10/20/03            4.69%            2.71%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND              MONEY MARKET
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), the Overseas Private Investment Corporation (OPIC), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Agricultural Mortgage Corporation (Farmer Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES
--------------------------------------------------------------------------------

Bar Chart:
 2004             0.93%
   05             2.79%
   06             4.62%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2006               1.22%
  Worst quarter:                Q1 2004               0.15%
  Year to Date Return (1/1/07 to 9/30/07):            3.65%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES                                                                        10/20/03            4.62%            2.64%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND MONEY                    MARKET FUND
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES
--------------------------------------------------------------------------------
Bar Chart:
 2004             0.85%
   05             2.71%
   06             4.54%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.


  Best quarter:                 Q4 2006               1.22%
  Worst quarter:                Q2 2004               0.14%
  Year to Date Return (1/1/07 to 9/30/07):            3.61%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES                                                                        10/20/03            4.54%            2.56%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit wwwfifththirdfunds.com or call 1-800-282-5706.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND                             MONEY MARKET
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Under normal circumstances, at least 80% of its assets are invested in municipal securities. These include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. These securities tend to be:

     o general obligation bonds, the principal and interest of which are paid from general tax revenues received by the issuer;

     o revenue bonds, the principal and interest of which are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, the principal and interest of which are paid only from revenues received from privately operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.
The Fund may also invest in asset-backed securities and repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.


TAX RISK involves the possibility that the issuer of municipal securities will fail to comply with certain requirements of the Internal Revenue Code, which allow interest distributed from such securities to be tax-exempt. Failure to comply with those requirements would create adverse tax consequences for shareholders.


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR TRUST SHARES
--------------------------------------------------------------------------------
Bar Chart:
 2004             0.61%
   05             1.84%
   06             3.07%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2005               0.60%
  Worst quarter:                Q1 2004               0.10%

  Year to Date Return (1/1/07 to 9/30/07):            2.53%


AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 INCEPTION DATE       PAST YEAR     SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
TRUST SHARES                                                                        10/20/03            3.07%            1.75%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2007.

                                                                                     EQUITY INDEX FUND AND
SHAREHOLDER FEES                                                               INSTITUTIONAL MONEY MARKET FUNDS
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                TRUST SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 FIFTH THIRD
                                                                FIFTH THIRD     INSTITUTIONAL     FIFTH THIRD     FIFTH THIRD
                                                 FIFTH THIRD   INSTITUTIONAL     GOVERNMENT      U.S. TREASURY     MUNICIPAL
                                                EQUITY INDEX    MONEY MARKET    MONEY MARKET         MONEY           MONEY
                                                    FUND            FUND            FUND          MARKET FUND     MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES    None            None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                             None            None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                         None            None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                     0.30%           0.40%           0.40%            0.40%           0.50%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                           None            None            None             None            None
------------------------------------------------------------------------------------------------------------------------------------

OTHER EXPENSES(1)                                   0.56%           0.49%           0.51%            0.50%           0.54%
------------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(2)                     --              --              --               --              --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                0.86%           0.89%           0.91%            0.90%           1.04%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(3)          0.42%           0.43%           0.45%            0.44%           0.58%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                        0.44%           0.46%           0.46%            0.46%           0.46%
------------------------------------------------------------------------------------------------------------------------------------

1 Trust class shareholders pay a shareholder servicing fee of up to 0.25% of the average daily net assets of such shares. The services provided may include providing reports and other information related to the maintenance of shareholder accounts.

2  Amount is less than 0.01%, and is included in Other expenses.

3 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                                                   1 YEAR          3 YEARS          5 YEARS         10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND - TRUST SHARES                         $45            $233             $437            $1,023
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND - TRUST SHARES           $47            $241             $451            $1,057
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND -
  TRUST SHARES                                                       $47            $245             $459            $1,078
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND - TRUST SHARES           $47            $243             $455            $1,066
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND - TRUST SHARES               $47            $273             $518            $1,220
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

NAME POLICIES
--------------------------------------------------------------------------------


To comply with SEC rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.


INVESTMENT PRACTICES
--------------------------------------------------------------------------------


Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information ("SAI") for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                                   Delayed
                                                Asset-             Delivery/              Guaranteed
                                                Backed    Common    When-                 Investment     Illiquid
                                              Securities   Stock   Issueds   Derivatives   Contracts     securities

FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                             X       X           X                           X
------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                    X                  X           X              X            X
------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund         X                  X           X              X            X
------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                       X           X
------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                        X                  X           X                           X
------------------------------------------------------------------------------------------------------------------------
                                                Investment     Investment                      Money       Mortgage-
                                                 Company         Grade          Loan           Market       Backed
                                                Securities       Bonds     Participations    Instruments   Securities

FIFTH THIRD FUNDS
EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                     X                                            X
----------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUNDS
----------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                       X              X              X              X            X
----------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund            X              X              X              X            X
----------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                       X                                            X
----------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                           X              X              X              X            X
----------------------------------------------------------------------------------------------------------------------
                                                                                                              Small and
                                                 Real Estate                   Reverse                Short-    Micro
                                    Municipal     Investment     Restricted  Repurchase   Securities   Term      Cap       Stripped
                                    Securities  Trusts (REITs)   Securities  Agreements     Lending   Trading  Equities  Obligations

FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                    X               X            X            X         X        X            X
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund         X                            X            X            X         X                     X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government
   Money Market Fund                    X                            X            X            X         X                     X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                                                                          X                     X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund             X                            X            X            X         X                     X
------------------------------------------------------------------------------------------------------------------------------------
                                                U.S.         U.S.                        Variable                      Zero-
                                             Government     Traded         U.S.        and Floating                   Coupon
                                               Agency       Foreign       Treasury         Rate                        Debt
                                             Securities    Securities    Obligations    Instruments    Warrants      Obligations

FIFTH THIRD FUNDS
EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund                                 X             X             X             X              X              X
------------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund                   X             X             X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market Fund        X             X             X             X                             X
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                   X                           X                                           X
------------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund                       X                           X             X                             X
------------------------------------------------------------------------------------------------------------------------------------


                                  10-11 SPREAD

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a Trust typically collateralized by pools of loans.

COMMON STOCK: Shares of ownership of a company.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price. The Money Market Funds may not invest in these securities.

         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

         FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price. The Money Market Funds may not invest in these.

         STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices. The Money Market Funds may not invest in these.

         STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly. The Money Market Funds may not invest in these.

         SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The Money Market Funds may not invest in these.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

                  CANADA BONDS: Issued by Canadian provinces.

                  SOVEREIGN BONDS: Issued by the government of a foreign country.

                  SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

         BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates. The Money Market Funds may not invest in these.

         CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis. The Money Market Funds may not invest in these.

         EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500(R) Index. iShares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index. The Money Market Funds may not invest in these.

         LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains. The Money Market Funds may not invest in these.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

         STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 331 1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or lower than those included in the Russell 2000(R) Index.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

TRUST PREFERRED SECURITIES: Securities possessing characteristics of both equity and debt issues.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments and practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, REITs, securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments and practices are subject to foreign investment risk: ADRs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments and practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

         SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

The following investments and practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments and practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments and practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.


MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, ETFs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"-or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income-and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.


TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences for shareholders. Municipal securities are subject to tax risk.

TURNOVER RISK. The risk that, through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions to shareholders and lower Fund performance due to increased brokerage costs.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc. ("FTAM"), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of September 30, 2007, Fifth Third Asset Management, Inc. had approximately $22.4 billion of assets under management, including approximately $13.0 billion of assets in the Fifth Third Funds.


A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. On September 28, 2005, the SEC granted exemptive relief to the Funds and the Advisor to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and the shareholders. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


The management fees, after fee waivers, paid by the Fund's for the fiscal year ended July 31, 2007 are as follows:


                                                                                                          AS A PERCENTAGE OF
                                                                                                       AVERAGE DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD EQUITY INDEX FUND                                                                                    0.10%
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND                                                                      0.10%
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                                                           0.10%
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND                                                                      0.10%
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND                                                                          0.10%
------------------------------------------------------------------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS - EQUITY INDEX FUND
--------------------------------------------------------------------------------


Mark Koenig has been the portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and of the FIFTH THIRD STRUCTURED LARGE CAP PLUS FUND since February 2005 and of the FIFTH THIRD INTERNATIONAL EQUITY FUND FUND since November 2007. He is the Managing Director of Quantitative Strategies for Fifth Third Asset Management, Inc. He has nine years of investment experience and served as the Director of Quantitative Analysis at the National City Investment Management Co. from 1999 - 2004. In this capacity he was responsible for the management of the quantitative equity products and the development of decision support models for National City's fundamental equity teams. From 1995 - 1998, Mr. Koenig was a quantitative analyst with National City Bank where he was responsible for developing risk analytics to support the bank's fixed-income desk. Previously, he spent ten years as a research engineer at Draper Laboratory, where he specialized in developing guidance, navigation, and control algorithms for spacecraft, aircraft, and underwater vehicles. Mr. Koenig has an M.S. in Computational Finance from Carnegie Mellon University, an M.S. in Electrical Engineering from the University of Arizona, and a B.S. in Aerospace Engineering from the University of Cincinnati. He is a member of the American Finance Association. He earned the Chartered Financial Analyst designation in 2003.

Michael P. Wayton has been a portfolio manager of the FIFTH THIRD EQUITY INDEX FUND and of the FIFTH THIRD STRUCTURED LARGE CAP PLUS Fund since February 2005 and of the FIFTH THIRD INTERNATIONAL EQUITY FUND FUND since November 2007. Mr. Wayton is a Portfolio Manager of Quantitative Strategies for Fifth Third Asset Management, Inc. Prior to joining Fifth Third in December 2004, he spent 4 1/2 years as a quantitative analyst for the National City Investment Management Company where he was responsible for the management of the firm's passive assets and the development of quantitative equity models. Prior to that, he spent 1 1/2 years in National City's personal trust department. Mr. Wayton earned the Chartered Financial Analyst designation in 2005. Mr. Wayton earned a BSBA in finance from The Ohio State University.


The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.


SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING EQUITY INDEX FUND SHARES


The price of Fund shares is based on the Fund's net asset value ("NAV"), which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which the Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing.

There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. On any day that the stock or principal bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING MONEY MARKET FUND SHARES


The Funds' NAV is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.


The Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund and the Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon and 2 p.m. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Distributor. The Trust has authorized one or more brokers to receive on its behalf purchase or redemption orders. These brokers are authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

The purchase or sale of Fund shares through financial intermediaries may be subject to transaction fees or other different or additional fees than those otherwise disclosed in this Prospectus.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All purchase orders for the Funds must be received by the Funds' transfer agent on the following schedule (Eastern Time) in order to receive that day's NAV (and in the case of the Fifth Third Municipal Money Market Fund, the NAV calculated at 2 p.m.) and dividends: Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund-4 p.m.; Fifth Third Municipal Money Market Fund-2 p.m. All purchase orders for the Equity Index Fund must be received by the Fund's transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV. Purchase orders received after those times will be processed on the following business day.


Trust shares may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Trust shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.


SHAREHOLDER CONTACT INFORMATION


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:


     o    minimum initial and subsequent investment requirements


     o    exchange policies

     o    cutoff time for investments

     o    redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Trust shares of a Fund is $100,000 (this minimum may be waived for Trust Shares purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division and their affiliates). Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject third-party checks, starter checks, traveler's checks and credit card convenience checks. Money Orders are not accepted. All checks should be made payable to the Fifth Third Funds.


The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial and subsequent investment.

For details, contact the Funds toll-free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043, or by express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


AVOID WITHHOLDING TAX


Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number (your social security number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     o    Name;

     o    Date of birth (for individuals);

     o Residential or business street address (although post office boxes are still permitted for mailing); and

     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------


You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent.


Orders to sell shares of the Equity Index Fund must be received by 4:00 p.m. Eastern Time. If your order has been received prior to 4:00 p.m. and your shares have been sold, you will not receive the dividend, if any, declared that day.

Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent by 12:00 noon Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent after 12:00 noon Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent by 4 p.m. Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent after 4 p.m. Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.-Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

In certain circumstances, shares may be sold only by written request, accompanied by a signature guarantee.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

     o    The address on file has been changed in the last 10 business days;

     o    The check is not being mailed to the address on your account;

     o    The check is not being made payable to the owner of the account; or

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


You may obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the Securities Transfer Agents Medallion Program (STAMP), New York Stock Exchange Medallion Signature Program (MSP), or Stock Exchanges Medallion Program (SEMP). Members of the STAMP, MSP, and SEMP are subject to dollar limitations, which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK


When you have made your investment by check, you cannot redeem any portion of it until the transfer agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.


UNDELIVERABLE OR UNCASHED CHECKS

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex- date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

INSTRUCTIONS FOR EXCHANGING SHARES


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

SHAREHOLDER SERVICING FEE

Shareholder servicing fees compensate the Distributor and other dealers and investment representatives for services and expenses related to providing shareholder services. Trust shares pay a (non 12b-1) shareholder servicing fee of up to 0.25% of the average daily net assets of the Funds.

Your financial intermediary may not sell shares in all classes of the Funds or may sell classes that are more expensive to you as compensation or reimbursement for differing levels of servicing or expenses associated with your account. The Funds cannot be responsible for ensuring that your financial intermediary is placing you in the most appropriate class of shares as we are not privy to details of your account and are unable to make a determination as to which class is most suitable. You should discuss all compensation with your financial intermediary and be aware of how your account might be affected.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------


All dividends and capital gains distributed to you will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.


Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.


Dividends, if any, for the Equity Index Fund are declared and paid quarterly. Dividends, if any, for the Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund, and Municipal Money Market Fund are declared daily and paid monthly.

Capital gains, if any, are distributed at least annually.


TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS


A sale, exchange or redemption of Fund shares may result in taxable gain or loss to the shareholder. However, because the money market funds seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange or redemption of shares in a money market fund will result in a taxable gain or loss.


TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income (including tax-exempt interest income, if any) and net realized capital gains, to its shareholders at least annually. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gain distributions, received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning before January 1, 2011. It is unlikely that the money market funds will distribute long-term capital gains.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by a Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. The money market funds do not expect a significant portion of Fund distributions to be derived from qualified dividend income. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the SAI for further details.


ADDITIONAL TAX INFORMATION FOR MUNICIPAL MONEY MARKET FUND


If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations, the interest on which is exempt from federal income tax, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from a shareholder's gross income for federal income tax purposes but may be subject to federal alternative minimum tax and state and local taxes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of a shareholder's Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by the shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisors to determine what effect, if any, an investment in the Funds may have on the federal taxation of their benefits.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent the Fund invests in those securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities.

Distributions, if any, derived from net capital gains will generally be taxable as long-term capital gains. The Municipal Money Market Fund may pay such capital gain distributions from time to time. Dividends, if any, derived from taxable interest income and any distributions of short-term capital gains will be taxable to shareholders as ordinary income.

The Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Money Market Fund generally will not be deductible for federal income tax purposes.


STATE AND LOCAL TAXES


Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such state or local income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investment under state and local tax laws.

The Supreme Court has heard an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. A Kentucky state court held that a Kentucky law violates the U.S. Constitution by treating, for Kentucky state tax purposes, the interest income of in-state municipal bonds differently from the income on out-of-state municipal bonds. If the Supreme Court and affirms this holding, each state likely will revisit the way in which it treats the interest on municipal bonds, and this has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. The Supreme Court held oral arguments on this case in November 2007 and issue a decision sometime thereafter. You should consult your tax advisor to discuss the possible tax consequences of this case on your investment in the Fund.

This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further detail regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

Investment in Exchange-Traded Funds. The Equity Index Fund may invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").*

iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.


Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions, unless otherwise permitted under the Investment Company Act of 1940 or the rules thereunder, restrict a fund's investment in the shares of another investment company to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets. Upon meeting certain conditions, the Fund may invest its assets in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI which is available upon request.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(For a share of beneficial interest outstanding throughout each period)

                                                             CHANGE IN NET ASSETS                     LESS DIVIDENDS AND
                                                          RESULTING FROM OPERATIONS                    DISTRIBUTIONS FROM
                                                         --------------------------                 -----------------------
                                                                       NET REALIZED
                                                                            AND
                                                                        UNREALIZED      CHANGE IN
                                             NET ASSET                GAINS/(LOSSES)   NET ASSETS
                                              VALUE,         NET           FROM         RESULTING       NET           NET
                                             BEGINNING   INVESTMENT     INVESTMENT        FROM      INVESTMENT     REALIZED
                                             OF PERIOD     INCOME      TRANSACTIONS    OPERATIONS     INCOME         GAINS
-----------------------------------------------------------------------------------------------------------------------------
Equity Index Fund Trust Shares
10/20/03 (d) to 7/31/04                       $19.86       0.20(3)          1.18           1.38         (0.23)        --
Year ended 7/31/05                            $21.01       0.37(3)          2.46           2.83         (0.39)        --
Year ended 7/31/06                            $23.45       0.36(3)          0.79           1.15         (0.37)        --
Year ended 7/31/07                            $24.23       0.43(3)          3.36           3.79         (0.42)        --
-----------------------------------------------------------------------------------------------------------------------------
                                                                                     RATIOS/SUPPLEMENTAL DATA
                                                                   -----------------------------------------------------------------
                                                                               RATIOS OF    RATIOS OF
                                              NET        TOTAL        NET      EXPENSES     EXPENSES     RATIOS OF NET
                              TOTAL          ASSET      RETURN      ASSETS,       TO           TO         INVESTMENT
                            DIVIDENDS       VALUE,     (EXCLUDES    END OF      AVERAGE      AVERAGE        INCOME         PORTFOLIO
                               AND          END OF       SALES      PERIOD        NET          NET        TO AVERAGE       TURNOVER
                          DISTRIBUTIONS     PERIOD      CHARGE)     (000'S)   ASSETS (A)   ASSETS (B)     NET ASSETS       RATE (C)
------------------------------------------------------------------------------------------------------------------------------------
Equity Index Fund
  Trust Shares
10/20/03 (d) to 7/31/04       (0.23)        $21.01       6.95%*    $ 80,759      0.86%**     0.44%**        1.22%**           14%
Year ended 7/31/05            (0.39)        $23.45      13.53%     $ 76,295      0.87%       0.44%          1.69%              4%
Year ended 7/31/06            (0.37)        $24.23       4.95%     $ 67,747      0.85%       0.44%          1.52%              6%
Year ended 7/31/07            (0.42)        $27.60      15.69%     $ 68,661      0.86%       0.44%          1.59%              4%
------------------------------------------------------------------------------------------------------------------------------------

                                                                                            NET REALIZED
                                                           NET ASSET                       AND UNREALIZED         LESS
                                                            VALUE,             NET             GAINS/         DISTRIBUTIONS
                                                          BEGINNING         INVESTMENT      (LOSSES) FROM          TO
                                                           OF PERIOD          INCOME         INVESTMENTS      SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund
  Trust Shares
10/20/03(d) to 7/31/04                                        $1.00           0.01                --^            (0.01)
Year ended 7/31/05                                            $1.00           0.02                --^            (0.02)
Year ended 7/31/06                                            $1.00           0.04                --             (0.04)
Year ended 7/31/07                                            $1.00           0.05(3)             --^            (0.05)
----------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market
  Fund Trust Shares
10/20/03(d) to 7/31/04                                        $1.00           0.01                --^            (0.01)
Year ended 7/31/05                                            $1.00           0.02                --^            (0.02)
Year ended 7/31/06                                            $1.00           0.04                --             (0.04)
Year ended 7/31/07                                            $1.00           0.05(3)             --^            (0.05)
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund
  Trust Shares
10/20/03(d) to 7/31/04                                        $1.00             --^               --^               --^
Year ended 7/31/05                                            $1.00           0.02                --^            (0.02)
Year ended 7/31/06                                            $1.00           0.04                --^            (0.04)
Year ended 7/31/07                                            $1.00           0.05(3)@            --^            (0.05)
----------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund
  Trust Shares
10/20/03(d) to 7/31/04                                        $1.00             --^               --^               --^
Year ended 7/31/05                                            $1.00           0.01                --             (0.01)
Year ended 7/31/06                                            $1.00           0.03                --^            (0.03)
Year ended 7/31/07                                            $1.00           0.03(3)@            --^            (0.03)
----------------------------------------------------------------------------------------------------------------------------
                                                                                            RATIOS/SUPPLEMENTAL DATA
                                                                      ------------------------------------------------------------
                                                                                       RATIOS OF      RATIOS OF        RATIOS OF
                                                                          NET          EXPENSES       EXPENSES            NET
                                          NET ASSET                      ASSETS,           TO             TO           INVESTMENT
                                           VALUE,                        END OF         AVERAGE        AVERAGE          INCOME
                                           END OF       TOTAL           PERIOD            NET            NET          TO AVERAGE
                                           PERIOD       RETURN          (000'S)        ASSETS (A)     ASSETS (B)       NET ASSETS
----------------------------------------------------------------------------------------------------------------------------------
Institutional Money Market Fund
  Trust Shares
10/20/03(d) to 7/31/04                     $1.00        0.57%*        $   17,591        0.90%**         0.47%**         0.75%**
Year ended 7/31/05                         $1.00        1.98%         $   25,047        0.90%           0.46%           2.01%
Year ended 7/31/06                         $1.00        4.04%         $  160,782        0.91%           0.46%           4.18%
Year ended 7/31/07                         $1.00        5.01%         $  230,909        0.89%           0.45%           4.90%
----------------------------------------------------------------------------------------------------------------------------------
Institutional Government Money Market
  Fund Trust Shares
10/20/03(d) to 7/31/04                     $1.00        0.51%*        $   70,270        0.92%**         0.47%**         0.66%**
Year ended 7/31/05                         $1.00        1.92%         $  120,743        0.91%           0.46%           1.96%
Year ended 7/31/06                         $1.00        3.97%         $   96,003        0.92%           0.46%           3.85%
Year ended 7/31/07                         $1.00        4.95%         $  128,682        0.91%           0.46%           4.83%
----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund
  Trust Shares
10/20/03(d) to 7/31/04                     $1.00        0.46%*        $  165,402        0.90%**         0.47%**         0.58%**
Year ended 7/31/05                         $1.00        1.83%         $  118,018        0.90%           0.46%           1.78%
Year ended 7/31/06                         $1.00        3.87%         $  113,124        0.90%           0.46%           3.79%
Year ended 7/31/07                         $1.00        4.88%         $   74,548        0.90%           0.46%           4.77%
----------------------------------------------------------------------------------------------------------------------------------
Municipal Money Market Fund
  Trust Shares
10/20/03(d) to 7/31/04                     $1.00        0.34%*        $      244        1.06%**         0.63%**         0.44%**
Year ended 7/31/05                         $1.00        1.30%         $    8,625        1.04%           0.63%           1.70%
Year ended 7/31/06                         $1.00        2.62%         $   26,028        1.06%           0.49%           2.81%
Year ended 7/31/07                         $1.00        3.30%         $   31,721        1.04%           0.46%           3.26%
----------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(a)  Before waivers and reimbursements.
(b)  Net of waivers and reimbursements.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(d)  Reflects date of commencement of operations.
^    Amount is less than $0.005.
*    Not annualized.
**   Annualized.
(3)  Average shares method used in calculation.
@ During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of BISYS Fund Services, a former service provider to the Funds. See Note 3 in Notes to Financial Statements for further information. The payment is reported as Increase from payment by the Advisor in the Statements of Operations. Net Investment Income per share in these Financial Highlights includes the impact of this payment however the amount per share is less than $.005. The Funds distributed the income related to this payment after July 31, 2007. This payment into the Funds had no impact on total return for the year ended July 31, 2007.



                                  26-27 spread

ADDRESSES
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds                                                               Fifth Third Funds
Equity Index Fund                                                               38 Fountain Square Plaza
Institutional Money Market Mutual Funds                                         Cincinnati, Ohio 45263
Preferred Shares
------------------------------------------------------------------------------------------------------------------------------------


Investment Advisor, Administrator and Accountant                                Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Distributor                                                                     ALPS Distributors, Inc.
                                                                                1290 Broadway, Suite 1100
                                                                                Denver, Colorado 80203
------------------------------------------------------------------------------------------------------------------------------------


Custodian, Sub-Accountant and Sub-Administrator                                 State Street Bank and Trust Company
                                                                                State Street Financial Center
                                                                                One Lincoln Street
                                                                                Boston, Massachusetts 02111-2900
------------------------------------------------------------------------------------------------------------------------------------


Transfer Agent and Dividend Disbursing Agent                                    Boston Financial Data Services, Inc.
                                                                                30 Dan Road
                                                                                Canton, Massachusetts 02021
------------------------------------------------------------------------------------------------------------------------------------


Independent Registered Public Accounting Firm                                   PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CALLING THE FUNDS AT 1-800-282-5706 OR WRITING:

                                FIFTH THIRD FUNDS
                            38 FOUNTAIN SQUARE PLAZA
                             CINCINNATI, OHIO 45263
                        YOU CAN ALSO ACCESS THE DOCUMENTS

     FREE OF CHARGE, ON THE FUNDS' WEBSITE: HTTP://WWW.FIFTHTHIRDFUNDS.COM*


--------------------------------------------------------------------------------


           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.



Investment Company Act file no. 811-5669.

                               FIFTH THIRD FUNDS

  [ ] MONEY MARKET MUTUAL FUNDS
      INSTITUTIONAL SHARES


      -----------------
      PROSPECTUS

      NOVEMBER 29, 2007


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FIFTH THIRD FUNDS

FIFTH THIRD FUNDS
MONEY MARKET MUTUAL FUNDS
INSTITUTIONAL SHARES



TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:


OBJECTIVES, STRATEGIES AND RISKS
Prime Money Market Fund ....................................  2
Michigan Municipal Money Market Fund .......................  3

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables .................................................  4
Expense Examples ...........................................  4

ADDITIONAL INFORMATION ABOUT THE
   FUNDS' INVESTMENTS
Name Policies ..............................................  5
Investment Practices .......................................  5
Investment Risks ........................................... 10

FUND MANAGEMENT
Investment Advisor ......................................... 12
Portfolio Holdings ......................................... 12

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ......................... 13
Abusive Trading Practices .................................. 13
Purchasing and Adding to Your Shares ....................... 14
Selling Your Shares ........................................ 15
Exchanging Your Shares ..................................... 16
Dividends and Capital Gains ................................ 17
Taxation ................................................... 17
Additional Information about the Funds ..................... 19

Financial Highlights ....................................... 19

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------


This section provides important information about each of the Fifth Third Money Market Mutual Funds (each, a "Fund" and, collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.


All Funds are managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD PRIME MONEY MARKET FUND                                 MONEY MARKET
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Current income consistent with stability of principal.


PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict Securities and Exchange Commission ("SEC") guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor. These generally will be domestic or foreign corporate securities, including commercial paper that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

FOREIGN INVESTMENT RISK involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

Bar Chart:
 1997                 5.21%
   98                 5.13%
   99                 4.79%
   00                 6.06%
   01                 3.84%
   02                 1.45%
   03                 0.74%
   04                 0.94%
   05                 2.78%
   06                 4.61%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.57%
  Worst quarter:                Q4 2003               0.15%

  Year to Date Return (1/1/07 to 9/30/07):            3.74%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                6/14/89           4.61%             2.09%            3.54%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND                    MONEY MARKET
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Current income that is exempt from federal income tax and Michigan personal income tax.

PRINCIPAL INVESTMENT STRATEGIES The Fund, under normal circumstances, invests at least 80% of its assets in Michigan municipal obligations, which consist of bonds, notes and commercial paper issued by the State of Michigan and its political subdivisions that are exempt from federal income taxes. The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The securities will have short-term debt ratings in the two highest rating categories of at least one Rating Agency or will be unrated securities of comparable quality.

The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include interest rate risk, net asset value risk, credit risk, Michigan State-Specific risk, and tax risk.


INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.


MICHIGAN STATE-SPECIFIC RISK. Due to the level of investment in municipal obligations issued by the State of Michigan and its local governments, the performance of the Fund will be closely tied to the economic and political conditions in the State of Michigan, and, therefore, an investment in the Fund may be riskier than an investment in other types of money market funds. The State's economy is principally dependent upon manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. The Fund may also be subject to credit risks of municipal issuers which may have historically experienced periods of financial difficulties. When a Fund's assets are concentrated in obligations from revenues of similar projects issued by issuers located in the same state or in industrial development bonds, the Fund will be subject to the particular risks (including legal and economic conditions) related to such securities to a greater extent than if its assets were not so concentrated.

TAX RISK involves the possibility that the issuer of municipal securities will fail to comply with certain requirements of the Internal Revenue Code which allow interest distributed from such securities to be tax-exempt. Failure to comply with these requirements would create adverse tax consequences for shareholders.


VOLATILITY AND PERFORMANCE INFORMATION


The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.


The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
INSTITUTIONAL SHARES (1)
--------------------------------------------------------------------------------

Bar Chart:
 1997                 3.31%
   98                 3.06%
   99                 2.86%
   00                 3.73%
   01                 2.47%
   02                 1.12%
   03                 0.67%
   04                 0.78%
   05                 1.97%
   06                 3.01%


The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               0.98%
  Worst quarter:                Q4 2003               0.13%


  Year to Date Return (1/1/07 to 9/30/07):            2.44%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                6/3/91            3.01%             1.51%            2.29%
------------------------------------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Kent Michigan Municipal Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Michigan Municipal Money Market Fund.

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2007.

SHAREHOLDER FEES                                                                          MONEY MARKET FUNDS
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                                INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                           FIFTH THIRD                        FIFTH THIRD
                                                                           PRIME MONEY                    MICHIGAN MUNICIPAL
                                                                             MARKET                          MONEY MARKET
                                                                              FUND                               FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
    ON PURCHASES                                                              None                               None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED
   ON REINVESTED DIVIDENDS                                                    None                               None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                   None                               None
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                               0.40%                              0.40%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                     None                               None
------------------------------------------------------------------------------------------------------------------------------------


OTHER EXPENSES                                                                0.26%                              0.27%
------------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSE(1)                                               --                                  --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                          0.66%                              0.67%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(2)                                    0.12%                              0.13%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                  0.54%                              0.54%
------------------------------------------------------------------------------------------------------------------------------------

1  Amount is less than 0.01%, and is included in Other expenses.

2 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Fund for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by the Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLES
--------------------------------------------------------------------------------


Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


MONEY MARKET FUNDS -
INSTITUTIONAL SHARES                                       1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------------------

FIFTH THIRD PRIME MONEY MARKET FUND                          $55              $198             $355              $810
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND             $55              $202             $361              $822
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

NAME POLICIES
--------------------------------------------------------------------------------


To comply with SEC rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.


INVESTMENT PRACTICES
--------------------------------------------------------------------------------


Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information ("SAI") for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                           Delayed
                                                Asset-     Delivery/                Guaranteed                     Investment
                                                Backed      When-                   Investment     Illiquid         Company
                                              Securities   Issueds   Derivatives     Contracts     securities      Securities

FIFTH THIRD FUNDS
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                            X           X          X               X             X               X
------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund               X           X          X                             X               X
------------------------------------------------------------------------------------------------------------------------------
                                           Investment                     Money       Mortgage-
                                             Grade          Loan          Market       Backed        Municipal     Restricted
                                             Bonds     Participations  Instruments   Securities      Securities    Securities

FIFTH THIRD FUNDS
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                         X              X             X           X                X             X
------------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund            X              X             X           X                X             X
------------------------------------------------------------------------------------------------------------------------------
                                                                                                   U.S.         U.S.
                                                Reverse                Short-                   Government     Traded
                                              Repurchase   Securities   Term       Stripped       Agency       Foreign
                                              Agreements     Lending   Trading   Obligations    Securities    Securities

FIFTH THIRD FUNDS
MONEY MARKET FUNDS
--------------------------------------------------------------------------------------------------------------------------
Prime Money Market Fund                            X            X         X            X             X            X
--------------------------------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund               X            X         X            X             X
--------------------------------------------------------------------------------------------------------------------------
                                                               Variable            Zero-
                                                 U.S.        and Floating         Coupon
                                                Treasury         Rate              Debt
                                               Obligations    Instruments        Obligations

FIFTH THIRD FUNDS
MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------
Prime Money Market Fund                            X                X                 X
------------------------------------------------------------------------------------------------
Michigan Municipal Money Market Fund               X                X                 X
------------------------------------------------------------------------------------------------

                                   6-7 SPREAD

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

                  CANADA BONDS: Issued by Canadian provinces.

                  SOVEREIGN BONDS: Issued by the government of a foreign country.

                  SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

         STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 331 1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.


TRUST PREFERRED SECURITIES: Securities possessing characteristics of both equity and debt issues.


U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments and practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, commercial paper, derivatives, guaranteed investment contracts, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, securities lending, time deposits, U.S. Government agency securities, variable and floating rate instruments, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments and practices are subject to foreign investment risk: ADRs, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments and practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, investment grade bonds, loan participations, mortgage-backed securities, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

The following investments and practices are subject to leverage risk: derivatives, repurchase agreements, reverse repurchase agreements, securities lending, and when-issued and delayed delivery transactions.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments and practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, certificates of deposit, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, illiquid securities, loan participations, restricted securities, securities lending, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. Derivatives are subject to management risk.


MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, certificates of deposit, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, illiquid securities, investment company securities, investment grade bonds, money market instruments, mortgage-backed securities, municipal securities, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, stand-by commitments, time deposits, variable and floating rate instruments, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, and mortgage-backed securities.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, and municipal securities.


TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences for shareholders. Municipal securities are subject to tax risk.

TURNOVER RISK. The risk that, through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions to shareholders and lower Fund performance due to increased brokerage costs.

FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc. ("FTAM"), 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced and knowledgeable investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of September 30, 2007, Fifth Third Asset Management, Inc. had approximately $22.4 billion of assets under management, including approximately $13.0 billion of assets in the Fifth Third Funds.


A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts is included in the shareholder reports for the period during which the Board of Trustees approved such contracts.


The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. On September 28, 2005, the SEC granted exemptive relief to the Funds and the Advisor to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2007 are as follows:

                                                                                                          AS A PERCENTAGE OF
                                                                                                       AVERAGE DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD PRIME MONEY MARKET FUND                                                                              0.40%
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MICHIGAN MUNICIPAL MONEY MARKET FUND                                                                 0.40%
------------------------------------------------------------------------------------------------------------------------------------


PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information".This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES


The Funds' net asset value "NAV" is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempts to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.

The Fifth Third Michigan Municipal Money Market Fund calculates its NAV at 12 noon and 2 p.m. The Fifth Third Prime Money Market Fund calculates its NAV at 4 p.m. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.


ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Distributor. The Trust has authorized one or more brokers to receive on its behalf purchase or redemption orders. These brokers are authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

The purchase or sale of Fund shares through financial intermediaries may be subject to transaction fees or other different or additional fees than those otherwise disclosed in this Prospectus.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All purchase orders for the Money Market Funds must be received by the Funds, its transfer agent, or servicing agent on the following schedule (Eastern Time) in order to receive that day's NAV: Fifth Third Michigan Municipal Money Market Fund--12 noon; Fifth Third Prime Money Market Fund--4 p.m.

Institutional shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with that entity. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:


     o    minimum initial and subsequent investment requirements


     o    exchange policies

     o    cutoff time for investments

     o    redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Institutional shares of the Funds offered by this Prospectus is $1,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.


The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum initial and subsequent investment.

For details, contact the Funds toll free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043, or by express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


AVOID WITHHOLDING TAX


Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number (your social security number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     o    Name;

     o    Date of birth (for individuals);

     o Residential or business street address (although post office boxes are still permitted for mailing); and

     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------


You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent.

Orders to sell shares received by the Funds' transfer agent according to the following schedule will be processed that day and will not be entitled to that day's dividend: Fifth Third Michigan Municipal Money Market Fund -- 12 noon Eastern Time; and Fifth Third Prime Money Market Fund -- 4 p.m. Eastern Time. Orders to sell shares of the Funds received by the Funds' transfer agent after these times will be processed on the following business day and will be entitled to dividends until the processing date.


In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.


The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

In certain circumstances, shares may be sold only by written request, accompanied by a signature guarantee.

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:


     o    The address on file has been changed in the last 10 business days;

     o    The check is not being mailed to the address on your account;

     o    The check is not being made payable to the owner of the account; or

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


You may obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the Securities Transfer Agents Medallion Program (STAMP), New York Stock Exchange Medallion Signature Program (MSP), or Stock Exchanges Medallion Program (SEMP). Members of the STAMP, MSP, and SEMP are subject to dollar limitations, which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK


When you have made your investment by check, you cannot redeem any portion of it until the transfer agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.


UNDELIVERABLE OR UNCASHED CHECKS

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex- date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------


You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.


INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

For account holders at other financial institutions, contact your investment representative at your financial institution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------


All dividends and capital gains distributed to you will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

Dividends, if any, are declared daily and paid monthly. Capital gains, if any, are distributed at least annually. No Fund expects to distribute capital gains.


TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS


A sale, exchange or redemption of Fund shares may result in taxable gain or loss to the shareholder. However, because the Funds, as money market funds, seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange, or redemption of shares in a money market fund will result in a taxable gain or loss.


TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income (tax-exempt interest income, if any) and net realized capital gains, to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gain distributions, received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced-in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets-for taxable years beginning before January 1, 2011. It is unlikely that the money market funds will distribute long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the SAI for further details.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL TAX INFORMATION FOR MICHIGAN MUNICIPAL MONEY MARKET FUND


If, at the end of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is exempt from federal income tax, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from a shareholder's gross income for federal income tax purposes but may be subject to federal alternative minimum tax, state and local taxes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of a shareholder's Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by the shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisors to determine what effect, if any, an investment in the Funds may have on the federal taxation of their benefits.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent the Fund invests in these securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on the part of the Fund's distributions derived from those securities.

Distributions, if any, derived from net capital gain will generally be taxable as long-term capital gains. The Fifth Third Michigan Municipal Money Market Fund may pay such capital gain distributions from time to time. Dividends, if any, derived from taxable interest income and any distributions of short-term capital gains will be taxable to shareholders as ordinary income.

The Fifth Third Michigan Municipal Money Market Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Municipal Securities Funds generally will not be deductible for federal income tax purposes.


STATE AND LOCAL TAXES


Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such state or local income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.

Because the Fifth Third Michigan Municipal Money Market Fund intends to invest substantially all of its assets in tax-exempt obligations of the State of Michigan or its political subdivisions, shareholders who are subject to Michigan state income tax will generally not be subject to tax on dividends paid by these Funds to the extent that the dividends are attributable to interest income from these obligations. Shareholders should consult their tax advisors regarding the tax status of distributions in their state and locality.

The Supreme Court has heard an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. A Kentucky state court held that a Kentucky law violates the U.S. Constitution by treating, for Kentucky state tax purposes, the interest income of in-state municipal bonds differently from the income on out-of-state municipal bonds. If the Supreme Court and affirms this holding, each state likely will revisit the way in which it treats the interest on municipal bonds, and this has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. The Supreme Court likely held oral arguments on this case in November 2007 and issue a decision sometime thereafter. You should consult your tax advisor to discuss the possible tax consequences of this case on your investment in the Fund.


This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              CHANGE IN NET ASSETS
                                                                            RESULTING FROM OPERATIONS
                                                                          ------------------------------
                                                                                           NET REALIZED
                                                          NET ASSET                       AND UNREALIZED         LESS
                                                           VALUE,             NET             GAINS/         DISTRIBUTIONS
                                                         BEGINNING         INVESTMENT      (LOSSES) FROM          TO
                                                          OF PERIOD          INCOME         INVESTMENTS      SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                            $1.00              0.01            --^              (0.01)
Year ended 7/31/04                                            $1.00              0.01            --^              (0.01)
Year ended 7/31/05                                            $1.00              0.02            --^              (0.02)
Year ended 7/31/06                                            $1.00              0.04            --^              (0.04)
Year ended 7/31/07                                            $1.00              0.05(3)@        --^              (0.05)
--------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/03                                            $1.00              0.01             --              (0.01)
Year ended 7/31/04                                            $1.00              0.01             --              (0.01)
Year ended 7/31/05                                            $1.00              0.01             --^             (0.01)
Year ended 7/31/06                                            $1.00              0.03             --^             (0.03)
Year ended 7/31/07                                            $1.00              0.03(3)          --              (0.03)
--------------------------------------------------------------------------------------------------------------------------
                                                                                            RATIOS/SUPPLEMENTAL DATA
                                                             ----------------------------------------------------------------------
                                                                                 RATIOS OF            RATIOS OF           RATIOS OF
                                                                  NET            EXPENSES            EXPENSES                NET
                                NET ASSET                       ASSETS,             TO                  TO               INVESTMENT
                                 VALUE,                         END OF            AVERAGE             AVERAGE              INCOME
                                 END OF          TOTAL          PERIOD              NET                 NET              TO AVERAGE
                                 PERIOD          RETURN        (000 'S)         ASSETS (A)          ASSETS (B)           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
PRIME MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/03                 $1.00          1.02%      $1,565,589           0.65%                0.54%               1.02%
Year ended 7/31/04                 $1.00          0.65%      $1,064,622           0.66%                0.54%               0.64%
Year ended 7/31/05                 $1.00          1.91%      $  958,735           0.65%                0.54%               1.86%
Year ended 7/31/06                 $1.00          3.97%      $  563,551           0.66%                0.54%               3.81%
Year ended 7/31/07                 $1.00          4.94%      $  605,987           0.66%                0.54%               4.82%
------------------------------------------------------------------------------------------------------------------------------------
MICHIGAN MUNICIPAL
  MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/03                 $1.00          0.88%      $  247,805           0.67%                0.54%               0.88%
Year ended 7/31/04                 $1.00          0.59%      $  197,225           0.67%                0.54%               0.59%
Year ended 7/31/05                 $1.00          1.45%      $  164,404           0.67%                0.54%               1.42%
Year ended 7/31/06                 $1.00          2.65%      $  189,695           0.67%                0.54%               2.63%
Year ended 7/31/07                 $1.00          3.22%      $  195,970           0.67%                0.54%               3.17%
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a)  Before waivers and reimbursements.
(b)  Net of waivers and reimbursements.
(3)  Average shares method used in calculation.
@ During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of BISYS Fund Services, a former service provider to the Funds. See Note 3 in Notes to Financial Statements for further information. The payment is reported as Increase from payment by the Advisor in the Statements of Operations. Net Investment Income per share in these Financial Highlights includes the impact of this payment however the amount per share is less than $.005. The Funds distributed the income related to this payment after July 31, 2007. This payment into the Funds had no impact on total return for the year ended July 31, 2007.
^    Amount is less than $0.005.



                                  20-21 spread

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES
------------------------------------------------------------------------------------------------------------------------------------


Fifth Third Funds                                                               Fifth Third Funds
Money Market Mutual Funds                                                       38 Fountain Square Plaza
Institutional Shares                                                            Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Investment Advisor, Administrator and Accountant                                Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Distributor                                                                     ALPS Distributors, Inc.
                                                                                1290 Broadway, Suite 1100
                                                                                Denver, Colorado 80203
------------------------------------------------------------------------------------------------------------------------------------


Custodian, Sub-Accountant and Sub-Administrator                                 State Street Bank and Trust Company
                                                                                State Street Financial Center
                                                                                One Lincoln Street
                                                                                Boston, Massachusetts 02111-2900
------------------------------------------------------------------------------------------------------------------------------------


Transfer Agent and Dividend Disbursing Agent                                    Boston Financial Data Services, Inc.
                                                                                30 Dan Road
                                                                                Canton, Massachusetts 02021
------------------------------------------------------------------------------------------------------------------------------------


Independent Registered Public Accounting Firm                                   PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CALLING THE FUNDS AT 1-800-282-5706 OR WRITING:

                                FIFTH THIRD FUNDS
                            38 FOUNTAIN SQUARE PLAZA
                             CINCINNATI, OHIO 45263
                       YOU CAN ALSO ACCESS THESE DOCUMENTS
                 FREE OF CHARGE, BY VISITING THE FUNDS' WEBSITE:

                   INTERNET: HTTP://WWW.FIFTHTHIRDFUNDS.COM*


--------------------------------------------------------------------------------


           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.



Investment Company Act file no. 811-5669.

                               FIFTH THIRD FUNDS

  [ ] INSTITUTIONAL MONEY MARKET
      MUTUAL FUNDS
      INSTITUTIONAL SHARES

      -----------------
      PROSPECTUS

      November 29, 2007



The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



Fifth Third Funds

FIFTH THIRD FUNDS
INSTITUTIONAL MONEY MARKET MUTUAL FUNDS
INSTITUTIONAL SHARES


TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about each Fund, please see:



OBJECTIVES, STRATEGIES AND RISKS
Institutional Money Market Fund ............................  2
Institutional Government Money Market Fund .................  3
U.S. Treasury Money Market Fund ............................  4
Municipal Money Market Fund ................................  5

SHAREHOLDER FEES AND FUND EXPENSES
Fee Tables .................................................  6
Expense Examples ...........................................  6

ADDITIONAL INFORMATION ABOUT THE
   FUNDS' INVESTMENTS
Name Policies ..............................................  7
Investment Practices .......................................  7
Investment Risks ........................................... 12

FUND MANAGEMENT
Investment Advisor ......................................... 14
Portfolio Holdings ......................................... 14


SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ......................... 15
Abusive Trading Practices .................................. 15
Purchasing and Adding to Your Shares ....................... 16
Selling Your Shares ........................................ 17
Exchanging Your Shares ..................................... 18
Dividends and Capital Gains ................................ 19
Taxation ................................................... 19

FINANCIAL HIGHLIGHTS ....................................... 21

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------

This section provides important information about each of the Fifth Third Institutional Money Market Funds (each a "Fund" and collectively, the "Funds"), each a separate series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.

All Funds are managed by Fifth Third Asset Management, Inc. (the "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH EACH MONEY MARKET FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A FUND.

There is no guarantee that any Fund will achieve its objective.

FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND                         MONEY MARKET
--------------------------------------------------------------------------------


FUNDAMENTAL OBJECTIVE Current income from short-term securities consistent with the stability of principal.


PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict Securities and Exchange Commission ("SEC") guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less) and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.


The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities or unrated securities that are considered equivalent by the Fund's Advisor. These generally will be corporate securities, including commercial paper, that at the time of purchase are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or are unrated securities that are considered equivalent by the Fund's Advisor. They also may include securities issued or guaranteed as to principal or interest by the U.S. Treasury or any U.S. Government agency or instrumentality. Additionally, shares of money market investment companies that invest exclusively in these securities may be used.

The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are corporate securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some corporate securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by the securities mentioned above.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk and foreign investment risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

FOREIGN INVESTMENT RISK involves the risk associated with higher transaction costs, delayed settlements, and adverse economic, political or social developments.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

Bar Chart:
 2001                 4.08%
   02                 1.78%
   03                 1.06%
   04                 1.26%
   05                 3.11%
   06                 4.95%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q1 2001               1.38%
  Worst quarter:                Q4 2003               0.24%

  Year to Date Return (1/1/07 to 9/30/07):            3.94%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                4/11/00           4.95%             2.42%            3.11%
------------------------------------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Lyon Street Institutional Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Institutional Money Market Fund.

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND              MONEY MARKET
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Current income consistent with the stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

Under normal circumstances, the Fund invests at least 80% of its assets in U.S. Government securities, repurchase agreements collateralized by these securities, and shares of money market investment companies that invest exclusively in these securities. U.S. Government securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae), the Overseas Private Investment Corporation (OPIC), and the Small Business Administration (SBA). U.S. Government securities issued by GSEs the securities of which are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and Federal Agricultural Mortgage Corporation (Farmer Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy.

PRINCIPAL INVESTMENT RISKS The principal risks of investing in the Fund include credit risk, interest rate risk and net asset value risk.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities. With respect to GSEs such as FHLB, Sallie-Mae, TVA, Fannie Mae, FFCB and Freddie Mac, although the issuers may be chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the U.S. Treasury and therefore have more credit risk than any direct obligation of the U.S. Treasury.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

Bar Chart:
 1998                 5.17%
   99                 4.81%
   00                 6.03%
   01                 3.86%
   02                 1.48%
   03                 0.84%
   04                 1.19%
   05                 3.05%
   06                 4.88%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.56%
  Worst quarter:                Q3 2003               0.18%

  Year to Date Return (1/1/07 to 9/30/07):            3.85%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS    SINCE INCEPTION
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                6/2/97            4.88%             2.28%            3.58%
------------------------------------------------------------------------------------------------------------------------------------

1 For the period prior to October 29, 2001, the quoted performance of Institutional Shares reflects the performance of the Institutional shares of the Kent Government Money Market Fund. On October 29, 2001, that Fund, a registered open-end investment company managed by Fifth Third Asset Management, Inc. was merged into Fifth Third Institutional Government Money Market Fund.

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

FIFTH THIRD U.S. TREASURY MONEY MARKET FUND                         MONEY MARKET
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Stability of principal and current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests all of its assets in high-quality, short-term obligations issued by the U.S. Treasury, which are guaranteed as to principal and interest by the U.S. Government, repurchase agreements collateralized by U.S. Treasury securities, and shares of money market investment companies that invest exclusively in these securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk and net asset value risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

Bar Chart:
 1997                 5.25%
   98                 5.12%
   99                 4.70%
   00                 5.98%
   01                 3.70%
   02                 1.40%
   03                 0.80%
   04                 1.11%
   05                 2.96%
   06                 4.80%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.57%
  Worst quarter:                Q3 2003               0.16%

  Year to Date Return (1/1/07 to 9/30/07):            3.80%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS       TEN YEARS
------------------------------------------------------------------------------------------------------------------------------------
Institutional Shares                                               12/12/88           4.80%             2.20%            3.56%
------------------------------------------------------------------------------------------------------------------------------------

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

FIFTH THIRD MUNICIPAL MONEY MARKET FUND                             MONEY MARKET
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Maximize current income, exempt from federal income tax, while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES The Fund manages its portfolio subject to strict SEC guidelines, which are designed so that the Fund may maintain a stable $1.00 per share price, although there is no guarantee that it will do so. All of the Fund's investments are expected to mature in the short-term (397 days or less), and the dollar-weighted average portfolio maturity of the Fund may not exceed 90 days.

The Fund invests at least 95% of its portfolio in high-quality securities called "first tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Under normal circumstances, at least 80% of its assets are invested in municipal securities. These include fixed and variable rate debt obligations issued by various states, their counties, towns and public authorities. These securities tend to be:

     o general obligation bonds the principal and interest of which are paid from general tax revenues received by the issuer;

     o revenue bonds, the principal and interest of which are paid only from the revenues received from one or more public projects or special excise taxes. These bonds tend to be issued in connection with the financing of infrastructure projects, such as toll roads and housing projects, and they are not general obligations of the issuer;

     o industrial development bonds, the principal and interest of which are paid only from revenues received from privately-operated facilities. Generally, these bonds are issued in the name of a public finance authority to finance infrastructure to be used by a private entity. However, they are general obligations of the private entity, not the issuer.

The Fund may invest up to 100% of its assets in securities that may subject you to federal alternative minimum tax. The Fund reserves the right to invest up to 5% of its total assets in "second tier" securities, which generally are securities that, at the time of purchase, are rated by such firms as Standard & Poor's and Moody's in their second highest short-term major rating categories, or unrated securities that are considered equivalent by the Fund's Advisor. Some securities purchased by the Fund may be restricted securities, that is, they may be subject to limited resale rights.

The Fund may also invest in asset-backed securities and repurchase agreements collateralized by U.S. Treasury securities.

PRINCIPAL INVESTMENT RISKS The Fund's principal risks include interest rate risk, net asset value risk, credit risk, and tax risk.

INTEREST RATE RISK involves the possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

NET ASSET VALUE RISK involves the possibility that the Fund will be unable to meet its goal of a constant $1.00 per share.

CREDIT RISK involves the risk that an issuer cannot make timely interest and principal payments on its debt securities.

TAX RISK involves the possibility that the issuer of municipal securities will fail to comply with certain requirements of the Internal Revenue code which allow interest distributed from such securities to be tax-exempt. Failure to comply with those requirements would created adverse tax consequences for shareholders.

VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time.

The returns assume that Fund distributions have been reinvested.

Past performance does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR
INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

Bar Chart:
 1997                 2.75%
   98                 2.60%
   99                 2.86%
   00                 3.88%
   01                 2.49%
   02                 1.13%
   03                 0.76%
   04                 0.86%
   05                 2.10%
   06                 3.07%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 2000               1.02%
  Worst quarter:                Q3 2003               0.16%

  Year to Date Return (1/1/07 to 9/30/07):            2.72%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)(1)
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION DATE      PAST YEAR       PAST 5 YEARS       TEN YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                                9/7/83            3.32%             1.63%            2.27%
------------------------------------------------------------------------------------------------------------------------------------

1 The Fund first offered Institutional shares on September 21, 1998. The quoted performance of Institutional Shares for the period prior to September 21, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes have different expenses.

To obtain current yield information, visit www.fifththirdfunds.com or call 1-800-282-5706.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLES
--------------------------------------------------------------------------------

THESE TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. Each Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2007.

SHAREHOLDER FEES                                                          INSTITUTIONAL MONEY MARKET FUNDS
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)                                       INSTITUTIONAL SHARES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   FIFTH THIRD
                                                                  FIFTH THIRD     INSTITUTIONAL      FIFTH THIRD      FIFTH THIRD
                                                                 INSTITUTIONAL     GOVERNMENT       U.S. TREASURY      MUNICIPAL
                                                                 MONEY MARKET     MONEY MARKET      MONEY MARKET     MONEY MARKET
                                                                     FUND             FUND              FUND             FUND
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                     None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS          None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                          None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                      0.40%            0.40%             0.40%            0.50%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                            None             None              None             None
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                       0.24%            0.26%             0.25%            0.29%
------------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(1)                                     --                --                --               --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.64%            0.66%             0.65%            0.79%
------------------------------------------------------------------------------------------------------------------------------------
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT(2)                           0.43%            0.45%             0.44%            0.58%
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                         0.21%            0.21%             0.21%            0.21%
------------------------------------------------------------------------------------------------------------------------------------

1  Amount is less than 0.01%, and is included in Other expenses.

2 The Funds' Advisor and Administrator have contractually agreed to waive fees and/or reimburse expenses through November 28, 2008. Under the terms of the expense limitation agreement, fees waived or expenses reimbursed by the Advisor and Administrator are subject to reimbursement by the Funds for the 13 month period in which the expense limitation agreement is in effect. No reimbursement payment will be made by a Fund if it would result in the Fund exceeding the expense limitation described herein.


EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.

MONEY MARKET FUNDS - INSTITUTIONAL SHARES                           1 YEAR           3 YEARS           5 YEARS         10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL MONEY MARKET FUND                           $22             $163              $316             $759
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                $22             $167              $324             $780
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD U.S. TREASURY MONEY MARKET FUND                           $22             $165              $320             $771
------------------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD MUNICIPAL MONEY MARKET FUND                               $22             $195              $383             $926
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

NAME POLICIES
--------------------------------------------------------------------------------


To comply with SEC rules regarding the use of descriptive words in a fund's name, some Funds have adopted policies of investing at least 80% of their net assets plus any borrowings made for investment purposes in specific types of investments or industries. Each Fund's policy is described in its summary description under the heading "Principal Investment Strategies." A Fund will not change its name policy without providing its shareholders at least 60 days' prior written notice.


INVESTMENT PRACTICES
--------------------------------------------------------------------------------


Each Fund may invest in a variety of securities and employ a number of investment techniques. The following table includes a list of permissible securities and investment techniques that each Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following the table is a discussion of the risks associated with these securities and techniques. You may also consult the Statement of Additional Information ("SAI") for additional details regarding these permissible investments.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

                                                              Delayed
                                               Asset-        Delivery/                 Guaranteed                  Investment
                                               Backed          When-                   Investment    Illiquid       Company
                                              Securities     Issueds   Derivatives     Contracts     securities    Securities
FIFTH THIRD FUNDS
INSTITUTIONAL MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                    X            X           X             X             X               X
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND         X            X           X             X             X               X
-----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                                 X           X                                           X
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                        X            X           X                           X               X
-----------------------------------------------------------------------------------------------------------------------------
                                                     Investment                     Money          Mortgage-
                                                       Grade          Loan          Market         Backed          Municipal
                                                       Bonds      Participations  Instruments     Securities      Securities
FIFTH THIRD FUNDS
INSTITUTIONAL MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                          X              X             X                X              X
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND               X              X             X                X              X
-----------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                                                       X
-----------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                              X              X             X                X              X
-----------------------------------------------------------------------------------------------------------------------------
                                                        Restricted      Repurchase    Securities    Short-Term      Stripped
                                                        Securities      Agreements     Lending       Trading       Obligations
FIFTH THIRD FUNDS
INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                             X               X            X              X               X
------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                  X               X            X              X               X
------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                                                                         X               X
------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                 X               X            X              X               X
------------------------------------------------------------------------------------------------------------------------------

                                                  U.S. Government     U.S. Traded                        Variable and   Zero-Coupon
                                                       Agency           Foreign       U.S. Treasury      Floating Rate      Debt
                                                     Securities       Securities       Obligations       Instruments    Obligations
FIFTH THIRD FUNDS
INSTITUTIONAL MONEY MARKET FUNDS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                           X               X                X                   X           X
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                X               X                X                   X           X
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                           X                                X                               X
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                               X                                X                   X           X
------------------------------------------------------------------------------------------------------------------------------------


                                   8-9 spread

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, a Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options, (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments.

                  CANADA BONDS: Issued by Canadian provinces.

                  SOVEREIGN BONDS: Issued by the government of a foreign country.

                  SUPRANATIONAL BONDS: Issued by supranational entities, such as the World Bank and European Investment Bank.

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

INVESTMENT COMPANY SECURITIES: Shares of investment companies. Investment companies may include money market funds and shares of other registered investment companies for which the Advisor to a Fund or any of its affiliates serves as investment advisor, administrator or distributor.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

         STAND-BY COMMITMENTS: Contract where a dealer agrees to purchase at a fund's option a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

SECURITIES LENDING: The lending of up to 331 1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover and transaction expenses.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

TRUST PREFERRED SECURITIES: Securities possessing characteristics of both equity and debt issues.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to a Fund on demand.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others. Fixed income securities are primarily influenced by market, credit and pre-payment risks, although certain securities may be subject to additional risks.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments and practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, commercial paper, derivatives, guaranteed investment contracts, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, securities lending, time deposits, U.S. Government agency securities, variable and floating rate instruments, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments and practices are subject to foreign investment risk: ADRs, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically. The following investments and practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, investment grade bonds, loan participations, mortgage-backed securities, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

      HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Fund's hedging transactions will be effective.

      SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

The following investments and practices are subject to leverage risk: derivatives, repurchase agreements, reverse repurchase agreements, securities lending, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------
investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments and practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, illiquid securities, loan participations, restricted securities, securities lending, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. Derivatives are subject to management risk.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, certificates of deposit, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, illiquid securities, investment company securities, investment grade bonds, money market instruments, mortgage-backed securities, municipal securities, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, stand-by commitments, time deposits, variable and floating rate instruments, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, and mortgage-backed securities.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.


TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would create adverse tax consequences for shareholders. Municipal securities are subject to tax risk.

TURNOVER RISK. The risk that, through active trading, the Fund may have a high portfolio turnover rate, which can mean higher taxable distributions to shareholders and lower Fund performance due to increased brokerage costs.

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Fifth Third Asset Management, Inc. ("FTAM"), 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment advisor to the Funds and is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced and knowledgeable investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.

Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Funds' assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 50 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Funds.


As of September 30, 2007, Fifth Third Asset Management, Inc. had approximately $22.4 billion of assets under management, including approximately $13.0 billion of assets in the Fifth Third Funds.


A discussion of the basis for the Board of Trustees' approval of the Funds' investment advisory contracts will be included in the shareholder reports for the period during which the Board of Trustees approved such contracts.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Funds. On September 28, 2005, the Securities and Exchange Commission (SEC) granted exemptive relief to the Funds and the Advisor to permit the Advisor, subject to certain conditions, including the one-time approval of the Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Fund without shareholder approval. The Advisor has received the one-time approval from the Funds' Board of Trustees and shareholders. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.

The management fees, after fee waivers, paid by the Funds for the fiscal year ended July 31, 2007 are as follows:

                                                                                                          AS A PERCENTAGE OF
                                                                                                       AVERAGE DAILY NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND                                                                                  0.10%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND                                                                       0.10%
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND                                                                                  0.10%
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND                                                                                      0.10%
------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------

The Funds have established policies and procedures with respect to the disclosure of the Funds' portfolio holdings. A description of the policies and procedures is provided in the Statement of Additional Information. The Funds will publicly disclose their portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next month's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES


The Funds' net asset value ("NAV") is calculated by dividing the Funds' net assets by the number of its shares outstanding. The Funds attempt to maintain a NAV of $1 per share. The value of each portfolio instrument held by the Funds is determined by using amortized cost.


The Fifth Third Municipal Money Market Fund calculates its NAV at 12 noon and 2 p.m. The Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund and the Fifth Third U.S. Treasury Money Market Fund calculate their NAV at 4 p.m. All times are Eastern Time. Each Fund's NAV is calculated on any day that the Federal Reserve Bank of Cleveland and the principal bond markets (as recommended by the Bond Market Association) are open for regular trading, as well as any other day on which regular trading in money market instruments is taking place. On any day that the bond markets close early, such as days in advance of holidays or in the event of any emergency, the Funds reserve the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.

ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES

Shares of the Funds are sold through financial intermediaries who have entered into sales agreements with the Distributor. The Trust has authorized one or more brokers to receive on its behalf purchase or redemption orders. These brokers are authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Trust's behalf will be deemed accepted by the Trust the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Trust permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Trust after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.

The purchase or sale of Fund shares through financial intermediaries may be subject to transaction fees or other different or additional fees than those otherwise disclosed in this Prospectus.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Funds discourage excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Funds may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. While the Funds monitor for excessive short-term or other abusive trading practices, there can be no guarantee that the Funds will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Funds are exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Funds seek to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Funds' portfolio securities. Second, the Funds seek to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Funds' shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect a Fund or its shareholders. The Funds recognize that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Funds are open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Funds, its transfer agent, or other servicing agent. All purchase orders for the Money Market Funds must be received by the Funds' transfer agent on the following schedule (Eastern
Time) in order to receive that day's NAV (and in the case of the Fifth Third Municipal Money Market Fund, the NAV calculated at 2 p.m.) and dividends: Fifth Third Municipal Money Market Fund--2 p.m.; Fifth Third Institutional Government Money Market Fund, Fifth Third Institutional Money Market Fund and Fifth Third U.S. Treasury Money Market Fund--4 p.m. Purchase orders received after those times will be processed on the following business day.

Institutional shares only may be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Funds to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Funds, and you should consult your account documents for full details. Your shares in the Funds may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043 Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

The entity through which you are purchasing your shares is responsible for transmitting orders to the Funds and it may have an earlier cut-off time and different trading and exchange policies. Consult that entity for specific information. Some policy differences may include:


     o    minimum initial and subsequent investment requirements


     o    exchange policies

     o    cutoff time for investments

     o    redemption fees

If your purchase order has been received by the Funds prior to the time designated by the Funds for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS

The minimum initial investment in Institutional shares of the Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund and Municipal Money Market Fund is $5,000,000. An Institutional shareholder's minimum investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. Subsequent investments must be in amounts of at least $50.

All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Funds reserve the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. Money orders are not accepted. All checks should be made payable to the Fifth Third Funds.


The Funds may reject a purchase order for any reason. The Funds reserve the right to waive the minimum investment and do waive the minimum initial and subsequent investment amount for purchases made by the LifeModel FundsSM.

For details, contact the Trust toll free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Boston Financial, P.O. Box 8043 Boston, MA 02266-8043, or by express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

AVOID WITHHOLDING TAX


Each Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number (your social security number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.


CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result, the Funds must obtain the following information for each person that opens a new account:

     o    Name;

     o    Date of birth (for individuals);

     o Residential or business street address (although post office boxes are still permitted for mailing); and

     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified. The Funds may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------

You may sell your shares on days when the Funds are open for business. Your sales price will be the next NAV after your sell order is received by the Funds, its transfer agent, or other servicing agent.

Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent by 12:00 noon Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fifth Third Municipal Money Market Fund received by the Fifth Third Funds' transfer agent after 12:00 noon Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent by 4 p.m. Eastern Time will be processed that day and will not be entitled to that day's dividend. Orders to sell shares of the Fifth Third Institutional Money Market Fund, the Fifth Third Institutional Government Money Market Fund, and the Fifth Third U.S. Treasury Money Market Fund received by the Fifth Third Funds' transfer agent after 4 p.m. Eastern Time will be processed on the following business day and will be entitled to dividends until the processing date.

In order to sell your shares, call the Trust and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.

The entity through which you are selling your shares is responsible for transmitting the order to the Funds, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043 Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

In certain circumstances, shares may be sold only by written request, accompanied by a signature guarantee.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

     o    The address on file has been changed in the last 10 business days;

     o    The check is not being mailed to the address on your account;

     o    The check is not being made payable to the owner of the account; or

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.


You may obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the Securities Transfer Agents Medallion Program (STAMP), New York Stock Exchange Medallion Signature Program (MSP), or Stock Exchanges Medallion Program (SEMP). Members of the STAMP, MSP, and SEMP are subject to dollar limitations, which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of a Fund's net asset value if that amount is less than $250,000), the Funds reserve the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK


When you have made your investment by check, you cannot redeem any portion of it until the transfer agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.


UNDELIVERABLE OR UNCASHED CHECKS

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV.

Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex- date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read the Prospectus carefully of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


INSTRUCTIONS FOR EXCHANGING SHARES


For accounts held at the Funds, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043 Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


For account holders at other financial institutions, contact your investment representative at your financial institution.

NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Funds may reject exchanges, or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Funds may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains distributed to you will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.


Dividends, if any, are declared daily and paid monthly.

Capital gains, if any, are distributed at least annually. No Fund expects to pay capital gains.


TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS


A sale, exchange, or redemption of Fund shares may result in taxable gain or loss to the shareholder. However, because the Funds, as money market funds, seek to preserve the value of investments at $1.00 per share, it is unlikely that such a sale, exchange or redemption of shares in a money market fund will result in a taxable gain or loss.


TAXATION OF DISTRIBUTIONS


Each Fund expects to distribute substantially all of its net investment income (including tax-exempt interest income, if any) and net-realized capital gains to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gain distributions, received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets- for taxable years beginning before January 1, 2011. It is unlikely that the money market funds will distribute long-term capital gains. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions are taxable to shareholders even if they are paid from income or gains earned by a Fund before a shareholder's investment (and thus were included in the price paid). See the SAI for further details.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL TAX INFORMATION FOR THE MUNICIPAL MONEY MARKET FUND


If, at the end of each quarter of its taxable year, at least 50% of the value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax, the Fund may pay "exempt-interest dividends" to its shareholders. Generally, exempt-interest dividends will be excluded from a shareholder's gross income for federal income tax purposes but may be subject to federal alternative minimum tax and state and local taxes. Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.

If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of a shareholder's Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by the shareholder. Shareholders who receive Social Security or Railroad Retirement benefits, should consult their tax advisors to determine what effect, if any, an investment in the Funds may have on the federal taxation of their benefits.

Interest income from certain types of municipal securities may be subject to federal alternative minimum tax. To the extent the Fund invests in these securities, individual shareholders, depending on their own tax status, may be subject to alternative minimum tax on the part of the Fund's distributions derived from those securities.


Distributions, if any, derived from net capital gains will generally be taxable as long-term capital gains. The Fund may pay such capital gains distributions from time to time. Dividends, if any, derived from taxable interest income and any distributions of short-term capital gains will be taxable to shareholders as ordinary income.


The Fund may invest as much as 100% of its assets in municipal securities issued to finance private activities, the interest on which is a tax preference item for purposes of the alternative minimum tax. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Fund generally will not be deductible for federal income tax purposes.


STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such state or local income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.


The Supreme Court has heard an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bonds. A Kentucky state court held that a Kentucky law violates the U.S. Constitution by treating, for Kentucky state tax purposes, the interest income of in-state municipal bonds differently from the income on out-of-state municipal bonds. If the Supreme Court and affirms this holding, each state likely will revisit the way in which it treats the interest on municipal bonds, and this has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. The Supreme Court held oral arguments on this case in November 2007 and issue a decision sometime thereafter. You should consult your tax advisor to discuss the possible tax consequences of this case on your investment in the Fund.


This is a brief summary of certain income tax consequences relating to an investment in the Funds. The Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

ADDITIONAL COMPENSATION TO SERVICING AGENTS

The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Funds for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing related services, or access advantages to the Funds, including, for example, presenting the Funds on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by Fifth Third Funds' transfer agent. The Fifth Third Funds also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Funds' financial performance for the past five years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the Funds has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP's report, along with the Funds' financial statements, is incorporated by reference in the SAI, which is available upon request.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                              CHANGE IN NET ASSETS
                                                                            RESULTING FROM OPERATIONS
                                                                           -----------------------------
                                                                                           NET REALIZED
                                                          NET ASSET                       AND UNREALIZED         LESS
                                                           VALUE,             NET             GAINS/         DISTRIBUTIONS
                                                         BEGINNING         INVESTMENT      (LOSSES) FROM          TO
                                                          OF PERIOD          INCOME         INVESTMENTS      SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/03                                            $1.00            0.01             --^                (0.01)
Year ended 7/31/04                                            $1.00            0.01             --^                (0.01)
Year ended 7/31/05                                            $1.00            0.02             --^                (0.02)
Year ended 7/31/06                                            $1.00            0.04             --                 (0.04)
Year ended 7/31/07                                            $1.00            0.05(3)          --^                (0.05)
---------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY
  MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                            $1.00            0.01             --^                (0.01)
Year ended 7/31/04                                            $1.00            0.01             --^                (0.01)
Year ended 7/31/05                                            $1.00            0.02             --^                (0.02)
Year ended 7/31/06                                            $1.00            0.04             --                 (0.04)
Year ended 7/31/07                                            $1.00            0.05(3)          --^                (0.05)
---------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
  FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                            $1.00            0.01             --^                (0.01)
Year ended 7/31/04                                            $1.00            0.01             --^                (0.01)
Year ended 7/31/05                                            $1.00            0.02             --^                (0.02)
Year ended 7/31/06                                            $1.00            0.04             --^                (0.04)
Year ended 7/31/07                                            $1.00            0.05(3)@         --^                (0.05)
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/03                                            $1.00            0.01             --^                (0.01)
Year ended 7/31/04                                            $1.00            0.01             --^                (0.01)
Year ended 7/31/05                                            $1.00            0.02             --                 (0.02)
Year ended 7/31/06                                            $1.00            0.03             --^                (0.03)
Year ended 7/31/07                                            $1.00            0.04(3)@         --^                (0.04)
---------------------------------------------------------------------------------------------------------------------------
                                                                                              RATIOS/SUPPLEMENTAL DATA
                                                               ---------------------------------------------------------------------
                                                                                  RATIOS OF           RATIOS OF           RATIOS OF
                                                                  NET             EXPENSES            EXPENSES               NET
                                      NET ASSET                  ASSETS,             TO                  TO               INVESTMENT
                                       VALUE,                    END OF            AVERAGE             AVERAGE             INCOME
                                       END OF      TOTAL        PERIOD               NET                 NET              TO AVERAGE
                                       PERIOD      RETURN       (000'S)           ASSETS (A)          ASSETS (B)          NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/03                      $1.00       1.35%      $  766,023           0.65%                0.22%              1.24%
Year ended 7/31/04                      $1.00       0.98%      $1,049,608           0.65%                0.22%              0.98%
Year ended 7/31/05                      $1.00       2.24%      $1,077,260           0.65%                0.21%              2.24%
Year ended 7/31/06                      $1.00       4.30%      $1,263,609           0.65%                0.21%              4.25%
Year ended 7/31/07                      $1.00       5.27%      $1,687,392           0.64%                0.21%              5.14%
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL GOVERNMENT MONEY
  MARKET FUND INSTITUTIONAL SHARES
Year ended 7/31/03                      $1.00       1.07%      $  616,999           0.65%                0.40%              1.04%
Year ended 7/31/04                      $1.00       0.86%      $  223,852           0.66%                0.31%              0.79%
Year ended 7/31/05                      $1.00       2.17%      $  264,707           0.66%                0.21%              2.16%
Year ended 7/31/06                      $1.00       4.23%      $  304,332           0.66%                0.21%              4.24%
Year ended 7/31/07                      $1.00       5.21%      $  487,057           0.66%                0.21%              5.08%
------------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET
  FUND INSTITUTIONAL SHARES
Year ended 7/31/03                      $1.00       1.02%      $1,644,905           0.65%                0.40%              0.98%
Year ended 7/31/04                      $1.00       0.80%      $  399,195           0.65%                0.30%              0.74%
Year ended 7/31/05                      $1.00       2.08%      $  295,584           0.65%                0.21%              2.01%
Year ended 7/31/06                      $1.00       4.13%      $  386,757           0.65%                0.21%              4.11%
Year ended 7/31/07                      $1.00       5.15%      $  420,260           0.65%                0.21%              5.02%
------------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL MONEY MARKET FUND
  INSTITUTIONAL SHARES
Year ended 7/31/03                      $1.00       0.91%      $  199,439           0.78%                0.42%              0.92%
Year ended 7/31/04                      $1.00       0.68%      $  136,302           0.80%                0.38%              0.67%
Year ended 7/31/05                      $1.00       1.55%      $  187,829           0.80%                0.38%              1.55%
Year ended 7/31/06                      $1.00       2.88%      $  214,995           0.81%                0.25%              2.88%
Year ended 7/31/07                      $1.00       3.56%      $  230,703           0.79%                0.21%              3.49%
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(a)  Before waivers and reimbursements.
(b)  Net of waivers and reimbursements.
^    Amount less than $0.005.
(3)  Average shares method used in calculation.
 @ During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of BISYS Fund Services, a former service provider to the Funds. See Note 3 in Notes to Financial Statements for further information. The payment is reported as Increase from payment by the Advisor in the Statements of Operations. Net Investment Income per share in these Financial Highlights includes the impact of this payment however the amount per share is less than $.005. The Funds distributed the income related to this payment after July 31, 2007. This payment into the Funds had no impact on total return for the year ended July 31, 2007.



                                  22-23 spread

ADDRESSES
------------------------------------------------------------------------------------------------------------------------------------


Fifth Third Funds                                                               Fifth Third Funds
Institutional Money Market Mutual Funds                                         38 Fountain Square Plaza
Institutional Shares                                                            Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Investment Advisor, Administrator and Accountant                                Fifth Third Asset Management, Inc.
                                                                                38 Fountain Square Plaza
                                                                                Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Distributor                                                                     ALPS Distributors, Inc.
                                                                                1290 Broadway, Suite 1100
                                                                                Denver, Colorado 80203
------------------------------------------------------------------------------------------------------------------------------------


Custodian, Sub-Administrator and Sub-Accountant                                 State Street Bank and Trust Company
                                                                                State Street Financial Center
                                                                                One Lincoln Street
                                                                                Boston, Massachusetts 02111-2900
------------------------------------------------------------------------------------------------------------------------------------


Transfer Agent and Dividend Disbursing Agent                                    Boston Financial Data Services, Inc.
                                                                                30 Dan Road
                                                                                Canton, Massachusetts 02021
------------------------------------------------------------------------------------------------------------------------------------


Independent Registered Public Accounting Firm                                   PricewaterhouseCoopers LLP
                                                                                100 East Broad Street
                                                                                Suite 2100
                                                                                Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS:

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. The Funds' annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Funds'performance during each Fund's last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------

YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CALLING THE FUNDS AT 1-800-282-5706 OR WRITING TO:

                                FIFTH THIRD FUNDS
                            38 FOUNTAIN SQUARE PLAZA
                             CINCINNATI, OHIO 45263
                       YOU CAN ALSO ACCESS THESE DOCUMENTS

     FREE OF CHARGE, ON THE FUNDS' WEBSITE: HTTP://WWW.FIFTHTHIRDFUNDS.COM*


--------------------------------------------------------------------------------

           *Fifth Third Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-942-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.



Investment Company Act file no. 811-5669.

                               FIFTH THIRD FUNDS

 [ ]  BALANCED FUND*


      CLASS A SHARES
      CLASS B SHARES
      CLASS C SHARES


      -----------------
      PROSPECTUS
      NOVEMBER 29, 2007

      *CLOSED TO ALL NEW INVESTORS.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



FIFTH THIRD FUNDS

FIFTH THIRD FUNDS
BALANCED FUND
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES



TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:

OBJECTIVE, STRATEGIES AND RISKS ............................  2

SHAREHOLDER FEES AND FUND EXPENSES

Fee Table ..................................................  4
Expense Examples ...........................................  5

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
Investment Practices .......................................  5
Investment Risks ...........................................  9

FUND MANAGEMENT
Investment Advisor ......................................... 12
Portfolio Managers ......................................... 13
Portfolio Holdings ......................................... 13

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ......................... 14
Abusive Trading Practices .................................. 14
Purchasing and Adding To Your Shares ....................... 15
Shareholder Contact Information ............................ 15
Selling Your Shares ........................................ 16
Exchanging Your Shares ..................................... 18
Distribution Arrangements/Sales Charges .................... 19
Dividends and Capital Gains ................................ 22
Taxation ................................................... 23


FINANCIAL HIGHLIGHTS ....................................... 24

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------


This section provides important information about the Fifth Third Balanced Fund (the "Fund"), a series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.


The Fund is managed by Fifth Third Asset Management, Inc. ("FTAM" or "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

There is no guarantee that the Fund will achieve its objective.

FIFTH THIRD BALANCED FUND                                                   CORE
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of its net assets in common stocks, convertible preferred stocks and convertible corporate bonds; 25% to 40% of its net assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities; and 0% to 25% of its net assets in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time based on the current, relative attractiveness of stocks versus bonds. However, the Fund takes a moderate- to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

The equity portion of the Fund will be primarily invested in companies exhibiting strong records of earnings growth, and excellent prospects for above average revenue and earnings growth (such factors include rising earnings expectations, new management, new products, and restructuring) over the next one to three years. The Advisor also considers balance sheet strength and cash flow, as well as the company's debt ratio, and the quality of its management to be key components in evaluating potential investments. The Fund will be comprised of both growth and value-oriented stocks, typically of large and medium-sized companies. The Advisor anticipates that most economic sectors will be represented in this investment style and that the portfolio will typically contain between 40-60 stocks.

The fixed income portion of the Fund tends to be invested in investment grade bonds with maturities ranging from overnight to thirty years in length. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive or the Fund has realized its intended profit, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

MANAGEMENT RISK - ASSET ALLOCATION STRATEGY. The Fund is exposed to risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

EQUITY SECURITIES RISK. To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

LARGE AND MEDIUM-SIZED COMPANY RISK. There are inherent risks to investing in equity securities of large and medium-sized companies. For instance, changes in the competitive environment can create business challenges that may increase the volatility of a specific equity. A company's size, usually defined by market capitalization, can also create various risks for the Fund. Larger, more established companies tend to operate in mature markets, which often are very competitive with less robust growth prospects. Stocks of mid-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

FIXED INCOME SECURITIES RISK. Through its investment in bonds, the Fund assumes the risks of bond investing, including INTEREST RATE RISK, which is the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities.

CREDIT RISK is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the price of the underlying security, which generally is common stock.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

FIFTH THIRD BALANCED FUND
--------------------------------------------------------------------------------


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.


The returns assume that Fund distributions have been reinvested. The returns for Class B and Class C shares will differ from the returns for Class A shares (which are shown in the bar chart) because of differences in expenses of each class. The table assumes that shareholders redeem their fund shares at the end of the period indicated.

Past performance (before and after taxes) does not indicate how the Fund will perform in the future.

The after tax returns included in the table are only for Class A shares. After tax returns for Class B and Class C shares will vary.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS A SHARES
--------------------------------------------------------------------------------

Bar Chart:
 1997                24.08%
   98                17.87%
   99                15.30%
   00                 2.09%
   01                -8.74%
   02               -16.60%
   03                14.39%
   04                 4.62%
   05                 1.61%
   06                 5.19%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              17.81%
  Worst quarter:                Q3 2001             -14.43%

  Year to Date Return (1/1/06 to 9/30/07):            1.26%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 INCEPTION DATE     PAST YEAR        PAST 5 YEARS    PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES (WITH 5.00% SALES CHARGE)                             1/1/83
   Return Before Taxes                                                                  -0.05%             0.27%         4.76%
   Return After Taxes on Distributions(1)                                               -0.75%            -0.25%         3.41%
   Return After Taxes on Distributions and Sale of Fund Shares(1)                       -0.04%            -0.08%         3.50%
------------------------------------------------------------------------------------------------------------------------------------
CLASS B SHARES(2)(WITH APPLICABLE
   CONTINGENT DEFERRED SALES CHARGE)                                 1/1/83
   Return Before Taxes                                                                  -0.55%             0.17%         4.42%
------------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES (WITH APPLICABLE
   CONTINGENT DEFERRED SALES CHARGE)                                 1/1/83
   Return Before Taxes                                                                   4.45%             0.56%         4.60%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX* (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                   15.79%             6.19%         8.42%
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                   4.33%             5.06%         6.24%
------------------------------------------------------------------------------------------------------------------------------------

1 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.
2 The performance of Class B shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class B shares, for the period prior to the commencement of operations of Class B shares on October 11, 2000.

3 The performance of Class C shares is based on the performance for Class A shares, adjusted to reflect the expenses and sales charges for Class C shares, for the period prior to the commencement of operations of Class C shares on April 25, 1996.

* The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. Stock market as a whole.
** The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------


FEE TABLE
--------------------------------------------------------------------------------

THIS TABLE DESCRIBES THE FEES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE
FUND.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ended July 31, 2007.

SHAREHOLDER FEES (fees paid directly from your investment)
---------------------------------------------------------------------------------------------------------------------------
                                                                                          A        B       C
---------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                      5.00%(1),(2)   None       None
---------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON REINVESTED DIVIDENDS                             None         None       None
---------------------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES LOAD                                                             None         5.00%(3)   1.00%(4)
---------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
   (AS A PERCENTAGE OF AVERAGE NET ASSETS)
---------------------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES                                                                         0.80%        0.80%      0.80%
---------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE (12B-1) FEES                                                       0.25%        1.00%      0.75%
---------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(5)                                                       --           --         --
---------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                          0.54%        0.54%      0.79%
---------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(6)                                                 1.59%        2.34%      2.34%
---------------------------------------------------------------------------------------------------------------------------

1  Lower sales charges are available depending upon the amount invested.
2 For investments of $1 million or more, no sales charges apply; however, a contingent deferred sales charge ("CDSC") of 1% is applicable to redemptions within 18 months of purchase. See "Calculation of Sales Charges."
3 5% in the first year after purchase, declining to 4% in the second year, 3% in the third and fourth years, 2% in the fifth year, 1% in the sixth year and eliminated thereafter. Approximately eight years after purchase, Class B shares automatically convert to Class A shares.
4 The CDSC for Class C shares of 1.00% applies to shares redeemed within the first year of purchase.
5  Amount is less than 0.01%, and is include in other expenses.
6 The Fund's Advisor and Administrator has voluntarily agreed to waive and/or reimburse expenses to limit the total fund operating expenses for the Balanced Fund to 1.21% for Class A shares, 1.96% for Class B shares and 1.96% for Class C shares. These waivers and reimbursements may be discontinued at any time.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses of the Fund with the fees and expenses of other mutual funds. The table illustrates the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Amounts are presented assuming redemption at the end of each period. Because these examples are hypothetical and for comparison only, your actual costs may be different.


------------------------------------------------------------------------------------------------------------------------------------
                                                           1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
   CLASS A SHARES                                           $654              $977              $1323             $2296
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B SHARES
   Assuming Redemption                                      $737              $1030             $1450             $2488
   Assuming no Redemption                                   $237              $730              $1250             $2488
------------------------------------------------------------------------------------------------------------------------------------
   CLASS C SHARES
   Assuming Redemption                                      $337              $730              $1250             $2676
   Assuming no Redemption                                   $237              $730              $1250             $2676
------------------------------------------------------------------------------------------------------------------------------------


ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT PRACTICES
--------------------------------------------------------------------------------

The Fund may invest in a variety of securities and employ a number of investment techniques. Following is a list of permissible securities and investment techniques that the Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following this list is a discussion of the risks associated with these securities and techniques. You may also consult the Fund's Statement of Additional Information for additional details regarding these permissible investments.

   o  Asset-Backed Securities                                       o  Non U.S-Traded Foreign Securities

   o  Common Stock                                                  o  Preferred Stocks

   o  Convertible Securities                                        o  Real Estate Investment Trusts (REITs)

   o  Delayed Delivery/When-Issueds Securities                      o  Restricted Securities

   o  Derivatives                                                   o  Reverse Repurchase Agreements


   o  Guaranteed Investment Contracts                               o  Securities Lending


   o  High Yield/High-Risk Debt Securities                          o  Short-Term Trading

   o  Illiquid Securities                                           o  Small and Micro-Cap Equities

   o  Investment Company Securities                                 o  Stripped Obligations

   o  Investment Grade Bonds                                        o  U.S. Government Agency Securities

   o  Loan Participations                                           o  U.S.-Traded Foreign Securities

   o  Money Market Instruments                                      o  U.S. Treasury Obligations

   o  Mortgage-Backed Securities                                    o  Variable and Floating Rate Instruments

   o  Mortgage Dollar Rolls                                         o  Warrants

   o  Municipal Securities                                          o  Zero-Coupon Debt Obligations

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COLLATERALIZED LOAN OBLIGATIONS: A type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans.

COMMON STOCK: Shares of ownership of a company.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, the Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price.

         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

         FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.

         STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices.

         STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest directly.

         SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.


FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.


FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments. Examples include Canada Bonds (issued by Canadian provinces), Sovereign Bonds (issued by the government of a foreign country), and Supranational Bonds (issued by supranational entities, such as the World Bank and European Investment Bank).

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.


HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds."

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.


INVESTMENT COMPANY SECURITIES: Investment companies may include money market funds and other registered investment companies for which the Advisor or any of its affiliates serves as investment advisor, administrator or distributor.

         BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates.

         CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis.

         EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500(R) Index. iShares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index.

         LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.


MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.


         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes. MORTGAGE DOLLAR ROLLS:
Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

         STAND-BY COMMITMENTS: Contract by which a dealer agrees to purchase, at a fund's option, a specified municipal obligation at its amortized cost value to a fund, plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.

SECURITIES LENDING: The lending of up to 331 1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover rates and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or less than those included in the Russell 2000(R) Index.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

TRUST PREFERRED SECURITIES: Securities possessing characteristics of both equity and debt issues.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates that are reset daily, weekly, quarterly or according to some other period and that may be payable to the Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

INVESTMENT RISKS
--------------------------------------------------------------------------------

Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others. Equity securities are subject mainly to market risk.


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments and practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, REITs, securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities also may be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments and practices are subject to foreign investment risk: American depository receipts (ADRs), foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. The following investments and practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

INVERSE MARKET RISK. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.


         SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

The following investments and practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments and practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments and practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, ETFs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

SMALLER COMPANY RISK. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. Small and micro cap equities are subject to smaller company risk.


TURNOVER RISK. The risk that, through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower Fund performance due to increased brokerage costs.


Investment in Exchange-Traded Funds. The Fund may invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").* iShares(R) is a registered investment company unaffiliated with the Fund that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.


         Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict the Fund's investment in the shares of another investment company unaffiliated with the Fund to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets, unless otherwise permitted under the Investment Company Act of 1940 or the rules thereunder. Upon meeting certain conditions, the Fund may invest its assets in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.


* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

FUND MANAGEMENT
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------


Fifth Third Asset Management, Inc., (the "Advisor" or "FTAM"), 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced and knowledgeable investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.


Subject to the supervision of the Fund's Board of Trustees, the Advisor manages the Fund's assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 40 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Fund.


As of September 30, 2007, Fifth Third Asset Management, Inc. had approximately $22.4 billion of assets under management, including approximately $13.0 billion of assets in the Fund.


A discussion of the basis for the Board of Trustees' approval of the Fund's investment advisory contract is included in the shareholder report for the period during which the Board of Trustees approved such contract.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund. On September 28, 2005, the Securities and Exchange Commission (SEC) granted exemptive relief to the Fifth Third Funds and the Advisor to permit the Advisor, subject to certain conditions, including the one-time prior approval of the Fifth Third Funds' Board of Trustees and shareholders, to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Funds without shareholder approval. The Advisor has received the one-time approval from the Fifth Third Funds' Board of Trustees and shareholders. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


For the fiscal year ended July 31, 2007, the Fund paid the Advisor 0.60% of the Fund's average net assets (after fee waivers) as a management fee.

FUND MANAGEMENT
--------------------------------------------------------------------------------

PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

FIFTH THIRD ASSET MANAGEMENT, INC.


Amy Denn has been a portfolio manager of the FIFTH THIRD BALANCED FUND (equity portion) since January 2006 and of the FIFTH THIRD QUALITY GROWTH FUND since November 2006. Ms. Denn joined Fifth Third Asset Management in March 2003 as Portfolio Manager of Core Strategies. Prior to joining FTAM, she spent thirteen years with Minneapolis-based Investment Advisers, Inc., and then over three years as a portfolio manager with Paladin Investment Associates. Ms. Denn graduated from Minnesota State University, Mankato in 1987 with a BS degree in Business Administration, majoring in Accounting and Finance. Ms. Denn has 10 years of investment experience.

Jon Fisher has been a portfolio manager of the FIFTH THIRD BALANCED FUND (equity portion) since January 2006 and of the FIFTH THIRD QUALITY GROWTH FUND since November 2006. Mr. Fisher is a Portfolio Manager of Core Strategies. Prior to joining FTAM in 2000, he worked for seven years at PNC as a Portfolio Manager and Equity Analyst and subsequently worked for two years at Dain Bosworth as an Equity Analyst. In January 2000, Mr. Fisher joined FTAM as a healthcare analyst supporting their growth products. In 2002, he was promoted to Director of Research and in 2003 was named co-Portfolio Manager of the Small Cap Growth Strategy. In January 2005, Mr. Fisher became Portfolio Manager of FTAM's Active Core and Active Growth products. Mr. Fisher has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers, has served as President for the Cincinnati Society of Financial Analysts, and has over 17 years of investment experience. Mr. Fisher graduated from the University of Iowa with a BS degree in Business Administration, majoring in Finance and earned his MBA from the University of Chicago. He earned the Chartered Financial Analyst designation in 1996.

John L. Cassady III has been the portfolio manager of the FIFTH THIRD BALANCED FUND (fixed income portion) since August 2002 and of the FIFTH THIRD TOTAL RETURN BOND FUND since October 2001. Mr. Cassady is a Senior Portfolio Manager - Taxable Fixed Income for Fifth Third Asset Management, Inc. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over 19 years of investment experience, including thirteen years of fixed income portfolio management experience. He earned his BS in Industrial Management from the Georgia Institute of Technology.


The Fund's Statement of Additional Information provides further information about the portfolio managers, including their compensation, other accounts they manage, and securities ownership information.

PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The Fund has established policies and procedures with respect to the disclosure of the Fund's portfolio holdings. A description of the policies and procedures is provided in the Fund's Statement of Additional Information. The Fund will publicly disclose its portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

PRICING FUND SHARES


The price of Fund shares is based on the Fund's net asset value ("NAV"), which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing.

There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. On any day the stock or principal bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES


Shares of the Fund are sold through financial intermediaries who have entered into sales agreements with the Fund's Distributor. The Fund has authorized one or more brokers to receive on its behalf purchase or redemption orders. These brokers are authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Fund's behalf will be deemed accepted by the Fund the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Fund permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Fund after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.


The purchase or sale of Fund shares through financial intermediaries may be subject to transaction fees or other different or additional fees than those otherwise disclosed in this Prospectus.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Fund discourages excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Fund may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for excessive short-term or other abusive trading practices, there can be no guarantee that the Fund will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts


The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Fund is exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Fund seeks to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Fund's portfolio securities. Second, the Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Monitor") in the Fund's shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect the Fund or its shareholders. The Fund recognizes that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------


You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All orders for the Fund must be received by the Fund's transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV.

You may purchase Class A and Class C shares through broker-dealers and financial institutions which have a sales agreement with the distributor of Fund shares ("Dealers"). In order to purchase shares through any financial institution, you must open an account with that institution. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For accounts held at other financial institutions, contact your investment representative at your financial institution.


The entity through which you are purchasing your shares is responsible for transmitting orders to the Fund and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:


o    minimum intial or subsequent investment requirements


o    exchange policies

o    cutoff time for investments

o    redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.


SHAREHOLDER CONTACT INFORMATION
--------------------------------------------------------------------------------


INVESTMENT AMOUNTS


The minimum initial investment in Class A shares or Class C shares is $1,000. The minimum initial investment through an individual retirement account is $500. Subsequent investments must be in amounts of at least $50. The Fund reserves the right to waive the minimum initial investment. The maximum investment for total purchases of Class C shares is $999,999. These limitations on purchases of Class C shares do not apply to retirement plans or omnibus accounts. These investment limitations are for your benefit. They are cumulative and therefore multiple transactions that in total exceed these limitations must be disclosed to your investment representative to allow an accurate calculation. It is your responsibility to disclose all your transactions and holdings in the Fund to your investment representative.


All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Fund reserves the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds. Money orders are not accepted. The Fund may reject a purchase order for any reason.


For details, contact the Trust toll-free at 1-800-282-5706 or write to: Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


SYSTEMATIC INVESTMENT PROGRAM
--------------------------------------------------------------------------------


You may make systematic monthly investments in Class A or C shares from your bank account. There is no minimum initial amount required. You may elect to make systematic investments on the 1st or the 15th of each month, or both. If the 1st or the 15th of the month is not a day on which the Fund is open for business, the purchase will be made on the following day the Fund is open for business.


AVOID WITHHOLDING TAX


The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number (your social security number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.


CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

     o    Name;

     o    Date of birth (for individuals);

     o Residential or business street address (although post office boxes are still permitted for mailing); and

     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------


You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent.

Orders to sell shares must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day.

If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.


For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For accounts held at other financial institutions, contact your investment representative at your financial institution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

REDEMPTIONS IN WRITING REQUIRED
--------------------------------------------------------------------------------

In certain circumstances, shares may be sold only by written request, accompanied by a signature guarantee. You must request redemption in writing and obtain a signature guarantee if:


     o    The address on file has been changed in the last 10 business days;

     o    The check is not being mailed to the address on your account;

     o    The check is not being made payable to the owner of the account; or

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.


You may obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the Securities Transfer Agents Medallion Program (STAMP), New York Stock Exchange Medallion Signature Program (MSP), or Stock Exchanges Medallion Program (SEMP). Members of the STAMP, MSP, and SEMP are subject to dollar limitations, which must be considered when requesting their guarantee. The Fund's transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.


SYSTEMATIC WITHDRAWAL PLAN


You may make automatic withdrawals on a monthly, quarterly or annual basis on the first day of that period that the Fund is open for business. The minimum required balance is $10,000 and the minimum withdrawal amount is $100.

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits the Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists, as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of the Fund's net asset value if that amount is less than $250,000), the Fund reserves the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT--SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Fund's transfer agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

UNDELIVERABLE OR UNCASHED CHECKS

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or that remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV. Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex-date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Fund shares for the same class of shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.


INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to: Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For accounts held at other financial institutions, contact your investment representative at your financial institution.


NOTES ON EXCHANGES


You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.


In order to prevent excessive short-term or other abusive trading practices, the Fund may reject exchanges or change or terminate rights to exchange shares at any time.


When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.


Shares of the new Fund must be held in the same account name, with the same registration and tax identification numbers, as the shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Fund may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Funds.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES FOR THE FUND
--------------------------------------------------------------------------------

Class A shares, Class B shares* and Class C shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you. When purchasing shares, you must specify which class of shares you wish to purchase.

                                            CLASS A                     CLASS B*                      CLASS C
-----------------------------------------------------------------------------------------------------------------------------
CHARGE (LOAD)                   Front-end sales charge       No front-end sales charge.    No front-end sales charge.
                                (not applicable to money     A contingent deferred         A contingent deferred
                                market funds); reduced       sales charge (CDSC) will      sales charge (CDSC) will
                                sales charges available.     be imposed on shares          be imposed on shares
                                redeemed within 12           redeemed within 6
                                months after purchase.       years after purchase.
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/SERVICE            Subject to annual            Subject to annual             Subject to annual
   (12B-1) FEE                  distribution and             distribution and              distribution and
                                shareholder servicing        shareholder servicing         shareholder servicing fees
                                fees of up to 0.25%          fees of up to 1.00% of        of up to 0.75% of the
                                of the Fund's assets.        the Fund's assets.            Fund's assets. (Also
                                                                                           subject to a non-12b-1
                                                                                           fee for shareholder
                                                                                           servicing of up to 0.25%
                                                                                           of the Fund's assets.)
-----------------------------------------------------------------------------------------------------------------------------
FUND EXPENSES                   Lower annual expenses        Higher annual expenses        Higher annual expenses
                                than Class C                 than Class A shares.          than Class A shares.
                                and Advisor shares.
-----------------------------------------------------------------------------------------------------------------------------
CONVERSION                      None                         Converts to Class A           None
                                                             shares after 8 years.
-----------------------------------------------------------------------------------------------------------------------------
MAXIMUM PURCHASE AMOUNT         None                         $99,999                       $999,999
-----------------------------------------------------------------------------------------------------------------------------

* Class B shares are offered only in connection with dividend reinvestment and exchanges of Class B shares of other Fifth Third Funds.


CALCULATION OF SALES CHARGES

CLASS A SHARES

Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you send to the Fund will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

                                                                    SALES CHARGE AS A % OF    CHARGE AS A %
                                                                       OFFERING PRICE OF     YOUR INVESTMENT   DEALER REALLOWANCE
------------------------------------------------------------------------------------------------------------------------------------
LESS THAN $50,000                                                            5.00%                5.26%                4.50%
------------------------------------------------------------------------------------------------------------------------------------
$50,000 BUT LESS THAN $100,000                                               4.50%                4.71%                4.00%
------------------------------------------------------------------------------------------------------------------------------------
$100,000 BUT LESS THAN $250,000                                              3.50%                3.63%                3.00%
------------------------------------------------------------------------------------------------------------------------------------
$250,000 BUT LESS THAN $500,000                                              2.50%                2.56%                2.10%
------------------------------------------------------------------------------------------------------------------------------------
$500,000 BUT LESS THAN $1,000,000                                            2.00%                2.04%                1.70%
------------------------------------------------------------------------------------------------------------------------------------
$1,000,000 OR MORE(1)                                                        0.00%                0.00%                  --(2)
------------------------------------------------------------------------------------------------------------------------------------

(1) If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.


(2) With respect to dealer reallowance amounts applicable to purchases of $1,000,000 or more, such amounts differ for certain funds as detailed in the statement of additional information under the section entitled, "Payments to Dealers." Please refer to the statement of additional information for the specific details.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

CLASS C SHARES

Class C shares are offered at NAV, without any up-front sales charge. Therefore, all the money you send to the Fund is used to purchase Fund shares. If you sell your Class C shares before the first anniversary of purchase, however, you may pay a 1% contingent deferred sales charge, or CDSC, at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase and the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).


SALES CHARGE REDUCTIONS - CLASS A SHARES

The Fund offers reduced sales charges on Class A shares under certain circumstances, as defined below. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the greater of the current market value or amount purchased of any shares of any Class A or Class C shares of any Fifth Third Fund excluding Class A and Class C shares of Fifth Third Money Market Funds held in your account or accounts listed under "Combination Privilege" below.


--------------------------------------------------------------------------------
AS AN INVESTOR, IT IS YOUR RESPONSIBILITY TO DISCLOSE TO YOUR INVESTMENT REPRESENTATIVE ALL OF YOUR MUTUAL FUND HOLDINGS TO ENSURE THAT YOU RECEIVE ALL SALES CHARGE REDUCTIONS TO WHICH YOU ARE ENTITLED.
--------------------------------------------------------------------------------


   o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase at least $50,000 of Class A shares (excluding money market fund shares) over a 13-month period to qualify for a reduced sales charge. You must include at least 5.00% of the total amount you intend to purchase with your Letter of Intent. Shares purchased under the non-binding Letter of Intent will be held in escrow until the total investment has been completed. A Letter of Intent may be backdated up to 90 days to include previous purchases for determining your sales charge. In the event the Letter of Intent is not completed, sufficient escrowed shares will be redeemed to pay any applicable front-end sales charges.


   O RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, any additional investment will qualify for the reduced sales charge. To determine whether the sale charge reduction applies, the value of the shares you already own will be calculated by using the greater of the current value or the original investment amount. To be eligible for the right of accumulation, shares of the Funds must be held in the following types of accounts: (i) individual or joint accounts;
      (ii) retirement accounts (IRA's, 401(k)'s, etc.); or (iii) other accounts owned by the same shareholder (determined by tax ID) or other shareholders eligible under the Combination Privilege defined below.

   o COMBINATION PRIVILEGE. Combine accounts of multiple funds (excluding Class A and Advisor shares of the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

In order to obtain a sales charge reduction you must provide the Distributor or your investment representative, at the time of purchase, with information regarding shares held in other accounts which may be eligible for aggregation. It may be necessary to provide information or records regarding shares of the Funds held in: (i) all accounts with the Funds or your investment representative; (ii) accounts with other investment representatives; and (iii) accounts in the name of immediate family household members (spouse and children under 21).


Information regarding the Fund's sales charge reduction program can also be obtained free of charge on the Fifth Third Fund's web-site:
www.fifththirdfunds.com.


SALES CHARGE WAIVERS
CLASS A SHARES

The following transactions qualify for waivers of sales charges that apply to Class A shares:

     o Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Advisor or its affiliates or invested in any Fifth Third Fund.


     o Shares purchased for trust or other advisory accounts established with the Advisor or its affiliates.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


     o Shares purchased by current and retired directors, trustees, employees, and immediate family household members (spouse and children under 21) of the Advisor and its affiliates, and any organization that provides services to the Funds; current and retired Fund trustees; dealers who have an agreement with the Distributor; and any trade organization to which the Advisor or the Administrator belongs.

     o Shares purchased in connection with 401(k) plans, 403(b) plans and other employer-sponsored Qualified Retirement Plans, "wrap" type programs, non-transactional fee fund programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers).

     o    Shares purchased by former Kent Fund Investment Class shareholders.


CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:

     o Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 701 1/42.

     o Redemptions from accounts following the death or disability of the shareholder.

     o Investors who purchased through a participant directed defined benefit plan.

     o    Returns of excess contributions to certain retirement plans.

     o Distributions of less than 12% of the annual account value under the Systematic Withdrawal Plan.

     o Shares issued in a plan of reorganization sponsored by Fifth Third Bank, or shares redeemed involuntarily in a similar situation.

     o Shares issued for sweep accounts when a sales commission was not paid at the time of purchase. In this case, the maximum purchase amount is waived also.

CLASS C SHARES


The CDSC will be waived for shares purchased as part of an agreement whereby an organization agrees to waive their customary sales commission.


ADDITIONAL INFORMATION ABOUT SALES CHARGES

Current information regarding the Fund's sales charges and breakpoint discounts is available by hyperlink on the Fifth Third Fund's Web site at www.fifththirdfunds.com.


REINSTATEMENT PRIVILEGE

If you have sold Class A shares or Advisor shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.

DISTRIBUTION/SERVICE (12B-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. In particular, for Class C shares, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

The 12b-1 fees vary by share class as follows:

     o Class A shares may pay a 12b-1 fee of up to 0.25% of the average daily net assets of the Fund, which the Distributor may use for shareholder servicing and distribution.


     o Class B shares pay a 12b-1 fee at an annual rate of up to 1.00% of the average daily net assets of the applicable Fund. The Distributor may use up to 0.25% of the 12b-1 fee for shareholder servicing and up to 0.75% for distribution.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


     o Class C shares pay a 12b-1 fee of up to 0.75% of the average daily net assets of the Fund, which the Distributor may use for distribution. The higher 12b-1 fee on Class C shares, together with the CDSC help to defray the Distributor's costs of advancing brokerage commissions to investment representatives, allowing for these shares to be sold without an "upfront" sales charge.


Please note that Class C shares pay a non-12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund.


While Class C shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) mean that over time Class C shareholders could end up paying more for these shares than if such shareholders would have purchased Class A shares and paid a front-end sales charge. Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

--------------------------------------------------------------------------------
YOUR FINANCIAL INTERMEDIARY MAY NOT SELL SHARES IN ALL CLASSES OF THE FUND OR MAY SELL CLASSES THAT ARE MORE EXPENSIVE TO YOU AS COMPENSATION OR REIMBURSEMENT FOR DIFFERING LEVELS OF SERVICING OR EXPENSES ASSOCIATED WITH YOUR ACCOUNT. THE FUND CANNOT BE RESPONSIBLE FOR ENSURING THAT YOUR FINANCIAL INTERMEDIARY IS PLACING YOU IN THE MOST APPROPRIATE CLASS OF SHARES AS WE ARE NOT PRIVY TO DETAILS OF YOUR ACCOUNT AND ARE UNABLE TO MAKE A DETERMINATION AS TO WHICH CLASS IS MOST SUITABLE. YOU SHOULD DISCUSS ALL COMPENSATION WITH YOUR FINANCIAL INTERMEDIARY AND BE AWARE OF HOW YOUR ACCOUNT MIGHT BE AFFECTED.
--------------------------------------------------------------------------------

DEALER COMPENSATION AND INCENTIVES

The Distributor pays Dealers selling Class A shares a one-time concession at the time of sale ("Concession") equal to the "Dealer Reallowance" set forth in the sales load schedule under "Calculation of Sales Charges - Class A Shares." Additionally, Dealers receive monthly ongoing compensation of up to 0.25% and 0.50% per year, respectively, of the net asset value of the Class A shares owned by their customers as compensation for servicing such shareholders' accounts. The Distributor may pay Dealers a finders fee on purchases of Class A shares exceeding $1,000,000, as described in the Fund's SAI.


The Distributor pays Dealers selling Class C shares a Concession equal to 1% of the purchase amount. Additionally, during the first 18 months following each sale, Dealers receive monthly ongoing compensation of up to 0.25% per year of the net asset value of such Class C shares for servicing such shareholders' accounts. Thereafter, dealers receive quarterly ongoing compensation of 1.00% per year of such Class C shares (0.25% per year for servicing the shareholder accounts, and 0.75% per year as additional reallowance or concession).


With respect to Class A, Class B and Class C shares, no Concession is paid on shares issued in connection with reinvestments of dividends and capital gains distributions.


In addition, the Advisor or its affiliates, in their sole discretion and out of their own assets, may pay additional amounts to Dealers in connection with the marketing and sale of Fund shares.


The Advisor is not permitted to consider sales of shares of the Fund (or other Fifth Third Funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.


DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------


All dividends and capital gains distributions will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions. Dividends are higher for Class A shares than for Class B shares or Class C shares, because Class A shares have lower operating expenses than Class B shares or Class C shares.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.


Dividends, if any, are declared and paid quarterly by the Fund.


Capital gains, if any, are distributed at least annually.


As discussed in detail in the Fund's SAI, if the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to shareholders to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.


TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS


The Fund expects to distribute substantially all of its investment income (including tax-exempt interest income, if any) and net realized capital gains, if any, to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets- for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the SAI for further details.


FOREIGN INVESTMENTS

If the Fund invests in foreign securities, please note that investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source which may decrease the yield of such investments. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown.


In general, shareholders in the Fund investing in foreign securities will not be entitled to claim a credit or deduction for foreign taxes on their U.S. federal income tax returns. Shareholders should consult their tax advisors for more information with respect to their individual circumstances.


In addition, foreign investment may prompt the Fund to distribute ordinary income more frequently or in greater amounts than purely domestic funds, which could increase a shareholder's tax liability.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


STATE AND LOCAL TAXES


Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such state or local income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.


This is a brief summary of certain tax consequences relating to an investment in the Fund. The Fund's Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local laws.

ADDITIONAL COMPENSATION TO SERVICING AGENTS
--------------------------------------------------------------------------------

The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Fund for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing-related services, or access advantages to the Fund, including, for example, presenting the Fund on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties that are of a type that would typically be provided or incurred directly by the Fund's transfer agent. The Fund also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of non-distribution services or incurring these types of costs.



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the Fund for the fiscal years ended July 31, 2003 through July 31, 2007 has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP's report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                           CHANGE IN NET ASSETS                            LESS DIVIDENDS AND
                                                         RESULTING FROM OPERATIONS                         DISTRIBUTIONS FROM
                                                         -----------------------------                  -----------------------
                                                                         NET REALIZED
                                                                              AND
                                                                          UNREALIZED      CHANGE IN
                                             NET ASSET                  GAINS/(LOSSES)   NET ASSETS
                                              VALUE,          NET            FROM         RESULTING         NET           NET
                                             BEGINNING    INVESTMENT      INVESTMENT        FROM        INVESTMENT     REALIZED
                                             OF PERIOD   INCOME/(LOSS)   TRANSACTIONS    OPERATIONS       INCOME         GAINS
---------------------------------------------------------------------------------------------------------------------------------
BALANCED CLASS A SHARES
Year ended 7/31/03                            $10.86         0.13            0.48           0.61           (0.15)         --
Year ended 7/31/04                            $11.32         0.10            0.63           0.73           (0.12)         --
Year ended 7/31/05                            $11.93         0.21            0.79           1.00           (0.22)         --
Year ended 7/31/06                            $12.71         0.22           (0.43)         (0.21)          (0.22)         --
Year ended 7/31/07                            $12.28         0.37(3)@        1.08           1.45           (0.32)         --
---------------------------------------------------------------------------------------------------------------------------------
BALANCED CLASS B SHARES
Year ended 7/31/03                            $10.75         0.04            0.48           0.52           (0.08)         --
Year ended 7/31/04                            $11.19         0.01            0.63           0.64           (0.03)         --
Year ended 7/31/05                            $11.80         0.11            0.79           0.90           (0.13)         --
Year ended 7/31/06                            $12.57         0.12           (0.44)         (0.32)          (0.12)         --
Year ended 7/31/07                            $12.13         0.27(3)@        1.07           1.34           (0.22)         --
---------------------------------------------------------------------------------------------------------------------------------
BALANCED CLASS C SHARES
Year ended 7/31/03                            $10.73         0.04            0.48           0.52           (0.08)         --
Year ended 7/31/04                            $11.17         0.01            0.63           0.64           (0.03)         --
Year ended 7/31/05                            $11.78         0.11            0.79           0.90           (0.13)         --
Year ended 7/31/06                            $12.55         0.12           (0.44)         (0.32)          (0.12)         --
Year ended 7/31/07                            $12.11         0.27(3)@        1.07           1.34           (0.22)         --
---------------------------------------------------------------------------------------------------------------------------------
                                                                                      RATIOS/SUPPLEMENTAL DATA
                                                                    ----------------------------------------------------------------
                                                                                 RATIOS OF                   RATIOS OF
                                            NET          TOTAL         NET        EXPENSES    RATIOS OF NET   EXPENSES
                               TOTAL       ASSET        RETURN        ASSETS,         TO        INVESTMENT        TO
                             DIVIDENDS     VALUE,      (EXCLUDES     END OF        AVERAGE    INCOME/(LOSS)    AVERAGE     PORTFOLIO
                                AND        END OF        SALES       PERIOD          NET       TO AVERAGE        NET       TURNOVER
                           DISTRIBUTIONS   PERIOD       CHARGE)      (000'S)     ASSETS (A)    NET ASSETS     ASSETS (B)    RATE (C)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED CLASS A SHARES
Year ended 7/31/03            (0.15)       $11.32        5.57%      $ 73,287       1.37%          1.35%          1.14%        133%
Year ended 7/31/04            (0.12)       $11.93        6.52%      $ 74,231       1.38%          1.38%          0.79%        166%
Year ended 7/31/05            (0.22)       $12.71        8.41%      $ 59,274       1.44%          1.27%          1.63%        146%
Year ended 7/31/06            (0.22)       $12.28       (1.71%)     $ 37,286       1.47%          1.22%          1.61%        191%
Year ended 7/31/07            (0.32)       $13.41       12.02%@     $ 26,863       1.59%          1.21%          2.56%         59%
------------------------------------------------------------------------------------------------------------------------------------
BALANCED CLASS B SHARES
Year ended 7/31/03            (0.08)       $11.19        4.87%      $ 13,972       2.12%          2.10%          0.39%        133%
Year ended 7/31/04            (0.03)       $11.80        5.72%      $ 13,117       2.13%          2.13%          0.05%        166%
Year ended 7/31/05            (0.13)       $12.57        7.61%      $ 10,957       2.19%          2.02%          0.86%        146%
Year ended 7/31/06            (0.12)       $12.13       (2.57%)     $  7,536       2.22%          1.97%          0.86%        191%
Year ended 7/31/07            (0.22)       $13.25       11.23%@     $  5,923       2.33%          1.96%          1.80%         59%
------------------------------------------------------------------------------------------------------------------------------------
BALANCED CLASS C SHARES
Year ended 7/31/03            (0.08)       $11.17        4.90%      $  5,747       2.12%          2.10%          0.38%        133%
Year ended 7/31/04            (0.03)       $11.78        5.71%      $  4,731       2.13%          2.13%          0.05%        166%
Year ended 7/31/05            (0.13)       $12.55        7.62%      $  4,046       2.19%          2.02%          0.85%        146%
Year ended 7/31/06            (0.12)       $12.11       (2.56%)     $  1,669       2.21%          1.97%          0.86%        191%
Year ended 7/31/07            (0.22)       $13.23       11.26%@     $  1,201       2.33%          1.96%          1.82%         59%
------------------------------------------------------------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(a)  Before waivers and reimbursements.
(b)  Net of waivers and reimbursements.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)  Average shares method used in calculation.
@ During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of BISYS Fund Services, a former service provider to the Funds. See Note 3 in Notes to Financial Statements for further information. The payment is reported as Increase from payment by the advisor in the Statements of Operations. See additional information below regarding per share impacts and total return for the year ended July 31, 2007 had this payment not occurred.

                                                                                            AMOUNT PER
                                                                                        SHARE FOR PAYMENT
               TOTAL RETURN EXCLUDING PAYMENT BY THE ADVISOR (EXCLUDES SALES CHARGE)     BY THE ADVISOR &
               ---------------------------------------------------------------------    -----------------
                          CLASS A      CLASS B      CLASS C                                ALL CLASSES
     Balanced              11.69%       10.90%       10.84%                                 $0.04


& Per share impact of the payment by the Advisor was recognized by all classes on July 30, 2007. Calculation is based on outstanding shares as of July 30, 2007. Net investment income/(loss) in these financial highlights includes the payment by the Advisor.

                        See notes to financial statements

                                  26-27 spread

ADDRESSES
------------------------------------------------------------------------------------------------------------------------------------

Fifth Third Funds                                                                       Fifth Third Funds
Balanced Fund                                                                           38 Fountain Square Plaza
Class A Shares                                                                          Cincinnati, Ohio 45263
Class B Shares
Class C Shares
------------------------------------------------------------------------------------------------------------------------------------


Investment Advisor, Administrator and Accountant                                        Fifth Third Asset Management, Inc.
                                                                                        38 Fountain Square Plaza
                                                                                        Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Distributor                                                                             ALPS Distributors, Inc.
                                                                                        1290 Broadway, Suite 1100
                                                                                        Denver, Colorado 80203
------------------------------------------------------------------------------------------------------------------------------------


Custodian, Sub-Accountant and Sub-Administrator                                         State Street Bank and Trust Company
                                                                                        State Street Financial Center
                                                                                        One Lincoln Street
                                                                                        Boston, MA 02111-2900
------------------------------------------------------------------------------------------------------------------------------------



Transfer and Dividend Disbursing Agent                                                  Boston Financial Data Services, Inc.
                                                                                        30 Dan Road
                                                                                        Canton, Massachusetts 02021
------------------------------------------------------------------------------------------------------------------------------------


Independent Registered Public Accounting Firm                                           PricewaterhouseCoopers LLP
                                                                                        100 East Broad Street
                                                                                        Suite 2100
                                                                                        Columbus, Ohio 43215
------------------------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. The Fund's annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during each Fund's last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):


The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUND. IN ADDITION, YOU MAY CONTACT THE FUND AT:

                                FIFTH THIRD FUNDS
                            38 FOUNTAIN SQUARE PLAZA
                             CINCINNATI, OHIO 45263
                            TELEPHONE: 1-800-282-5706

                    INTERNET: HTTP://WWW.FIFTHTHIRDFUNDS.COM*
--------------------------------------------------------------------------------


               *The Fund's website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-551-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o At no charge on the EDGAR Database on the Commission's Website at http://www.sec.gov.





Investment Company Act file no. 811-5669.

                               FIFTH THIRD FUNDS

 [ ]  BALANCED FUND*
      INSTITUTIONAL SHARES
      -----------------
      PROSPECTUS
      NOVEMBER 29, 2007

      *CLOSED TO ALL NEW INVESTORS.



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES DESCRIBED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



FIFTH THIRD FUNDS

FIFTH THIRD FUNDS
BALANCED FUND
INSTITUTIONAL SHARES


TABLE OF CONTENTS
--------------------------------------------------------------------------------

This prospectus has been arranged into different sections so that you can easily review this important information. For more detailed information about the Fund, please see:


OBJECTIVE, STRATEGIES AND RISKS ...........................   2

SHAREHOLDER FEES AND FUND EXPENSES

Fee Table .................................................   4
Expense Examples ..........................................   4

ADDITIONAL INFORMATION ABOUT THE
   FUND'S INVESTMENTS
Investment Practices ......................................   5
Investment Risks ..........................................   8

FUND MANAGEMENT
Investment Advisor ........................................  11
Portfolio Managers ........................................  12
Portfolio Holdings ........................................  12

SHAREHOLDER INFORMATION
Purchasing and Selling Fund Shares ........................  13
Abusive Trading Practices .................................  13
Purchasing and Adding To Your Shares ......................  14
Selling Your Shares .......................................  15
Exchanging Your Shares ....................................  16
Dividends and Capital Gains ...............................  17
Taxation ..................................................  17


FINANCIAL HIGHLIGHTS ......................................  19

BACK COVER
Where to learn more about Fifth Third Funds

OVERVIEW
--------------------------------------------------------------------------------


This section provides important information about the Fifth Third Balanced Fund (the "Fund"), a series of Fifth Third Funds, including the investment objective, principal investment strategies, principal risks, and volatility and performance information.


The Fund is managed by Fifth Third Asset Management, Inc. ("FTAM" or "Advisor").

LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION OF FIFTH THIRD BANK OR ANY OTHER BANK AND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

There is no guarantee that the Fund will achieve its objective.

FIFTH THIRD BALANCED FUND                                                   CORE
--------------------------------------------------------------------------------

FUNDAMENTAL OBJECTIVE Capital appreciation and income.

PRINCIPAL INVESTMENT STRATEGIES Under normal circumstances, the Fund uses an asset allocation strategy, investing in three primary categories of securities: stocks, bonds and money market instruments. The Fund intends to invest between 50% to 75% of its net assets in common stocks, convertible preferred stocks and convertible corporate bonds; 25% to 40% of its net assets in U.S. Treasury bills, notes and bonds, securities of U.S. Government agencies and instrumentalities and corporate debt securities, including mortgage-backed securities; and 0% to 25% of its net assets in money market instruments. By analyzing financial trends and market conditions, the Fund may adjust its allocations from time to time based on the current, relative attractiveness of stocks versus bonds. However, the Fund takes a moderate- to long-term view of changing market conditions, and tends to avoid large, sudden shifts in the composition of its portfolio.

The equity portion of the Fund will be primarily invested in companies exhibiting strong records of earnings growth, and excellent prospects for above average revenue and earnings growth (such factors include rising earnings expectations, new management, new products, restructuring) over the next one to three years. The Advisor also considers balance sheet strength and cash flow, as well as the company's debt ratio, and the quality of its management to be key components in evaluating potential investments. The Fund will be comprised of both growth and value-oriented stocks, typically of large and medium-sized companies. The Advisor anticipates that most economic sectors will be represented in this investment style and that the portfolio will typically contain between 40-60 stocks.

The fixed income portion of the Fund tends to be invested in investment grade bonds with maturities ranging from overnight to thirty years in length. In selecting bond securities, the Advisor considers, among other things, the remaining maturity, the stated interest rate, the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

The Advisor may consider selling one of the Fund's holdings when a significant deterioration in a company's strategic position or growth prospects is detected, an individual security comprises too large of a position in the portfolio, a company's valuations are no longer attractive or the Fund has realized its intended profit, or a better opportunity arises.

When the Advisor believes that market conditions warrant a temporary defensive posture, the Fund may invest up to 100% of its assets in high-quality, short-term debt securities and money market instruments. The taking of such a temporary defensive posture may adversely affect the ability of the Fund to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS Below is a description of the principal risks of investing in the Fund.

MANAGEMENT RISK-ASSET ALLOCATION STRATEGY The Fund is exposed to risks associated with following an asset allocation strategy, such as the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

EQUITY SECURITIES RISK. To the extent the Fund invests in stocks and convertible securities, it assumes the risks of equity investing, including sudden and unpredictable drops in value and periods of lackluster performance.

LARGE AND MEDIUM-SIZED COMPANY RISK. There are inherent risks to investing in equity securities of large and medium-sized companies. For instance, changes in the competitive environment can create business challenges that may increase the volatility of a specific equity. A company's size, usually defined by market capitalization, can also create various risks for the Fund. Larger, more established companies tend to operate in mature markets, which often are very competitive with less robust growth prospects. Stocks of mid-sized companies tend to be more volatile and more sensitive to market declines than stocks of larger companies, in part because they generally do not have the financial resources that larger companies have.

FIXED INCOME SECURITIES RISK. Through its investment in bonds, the Fund assumes the risks of bond investing, including INTEREST RISK, which is the tendency of prices to fall as interest rates rise. That risk is greater for bonds with longer maturities.

CREDIT RISK is the risk that a bond issuer will default on principal or interest payments. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the price of the underlying security, which generally is common stock.

TURNOVER RISK. Through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income and lower performance due to increased brokerage costs.

CONVERTIBLE SECURITIES RISK. Prices of convertible securities, which include bonds and preferred stocks, may be affected by the prices of the underlying security, which generally is common stock.

FIFTH THIRD BALANCED FUND
--------------------------------------------------------------------------------


VOLATILITY AND PERFORMANCE INFORMATION The bar chart and table provide an indication of the risks of an investment in the Fund by showing its performance from year to year and over time, as well as compared to two broad-based securities indices.

The returns assume that Fund distributions have been reinvested.


Past performance (before and after taxes) does not indicate how the Fund will perform in the future.


YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR INSTITUTIONAL SHARES(1)
--------------------------------------------------------------------------------

Bar Chart:
 1997                24.08%
   98                17.93%
   99                15.64%
   00                 2.29%
   01                -8.44%
   02               -16.35%
   03                14.68%
   04                 4.88%
   05                 1.86%
   06                 5.53%

The bar chart above does not reflect the impact of any applicable sales charges or account fees, which would reduce returns.

  Best quarter:                 Q4 1998              17.83%
  Worst quarter:                Q3 2001             -14.30%

  Year to Date Return (1/1/06 to 9/30/07):           10.78%

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2006)
------------------------------------------------------------------------------------------------------------------------------------
                                                                INCEPTION DATE       PAST YEAR       PAST 5 YEARS     PAST 10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES(1)                                              1/1/83
Return Before Taxes                                                                   5.53%             1.58%             5.53%
   Return After Taxes on Distributions(2)                                             4.70%             0.98%             4.10%
   Return After Taxes on Distributions
       and Sale of Fund Shares(2)                                                     3.58%             0.98%             4.13%
------------------------------------------------------------------------------------------------------------------------------------
S&P 500(R) INDEX*
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                               15.79%             6.19%             8.42%
------------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX(R)**
   (REFLECTS NO DEDUCTION FOR FEES, EXPENSES OR TAXES)                                4.33%             5.06%             6.24%
------------------------------------------------------------------------------------------------------------------------------------

1 The Fund first offered Institutional shares on August 11, 1998. The quoted performance of Institutional shares for the period prior to August 11, 1998 reflects the performance for Class A shares, a class of shares of the Fund not offered by this Prospectus. Class A shares of the Fund would have substantially similar annual returns as Institutional shares because the shares represent interests in the same portfolio of investments and the annual returns would differ only to the extent that the classes do not have the same expense structure.

2 After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rules. Returns after taxes on distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

* The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.


** The Lehman Brothers Aggregate Bond Index(R) is an unmanaged total return index measuring both capital price changes and income provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

SHAREHOLDER FEES AND FUND EXPENSES
--------------------------------------------------------------------------------

FEE TABLE
--------------------------------------------------------------------------------

THIS TABLE DESCRIBES THE FEES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE
FUND.


Shareholder fees are paid by you at the time you purchase or sell your shares. Annual Fund Operating Expenses are paid out of Fund assets, and are reflected in the share price. The Fund's fees and expenses are based upon the Fund's operating expenses for the fiscal year ending July 31, 2007.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 INSTITUTIONAL
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON PURCHASES                                                                     None
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE (LOAD) IMPOSED ON
   REINVESTED DIVIDENDS                                                                                              None
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MAXIMUM DEFERRED SALES LOAD                                                                                          None
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   ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------


MANAGEMENT FEES                                                                                                      0.80%
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION (12B-1) FEES                                                                                            None
------------------------------------------------------------------------------------------------------------------------------------
ACQUIRED FUND FEES AND EXPENSES(1)                                                                                     --
------------------------------------------------------------------------------------------------------------------------------------
OTHER EXPENSES                                                                                                       0.54%
------------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(2)                                                                              1.34%
------------------------------------------------------------------------------------------------------------------------------------

1   Amount is less than 0.01%, and is included in Other expenses.

2 The Fund's Advisor and Administrator has voluntarily agreed to waive fees and/or reimburse expenses to limit the total fund operating expenses for the Balanced Fund to 0.96% for Institutional shares. These waivers and reimbursements may be discontinued at any time.


EXPENSE EXAMPLES
--------------------------------------------------------------------------------

Use the table below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.

                                                           1 YEAR            3 YEARS          5 YEARS          10 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL SHARES                                        $136              $424             $734             $1,612
------------------------------------------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT PRACTICES
--------------------------------------------------------------------------------


The Fund may invest in a variety of securities and employ a number of investment techniques. Following is a list of permissible securities and investment techniques that the Fund may use; however, the selection of such securities and techniques is left to the investment discretion of the Advisor. Each security and technique involves certain risks. Following this list is a discussion of the risks associated with these securities and techniques. You may also consult the Fund's Statement of Additional Information ("SAI") for additional details regarding these permissible investments.

   o  Asset-Backed Securities                                       o  Non U.S-Traded Foreign Securities

   o  Common Stock                                                  o  Preferred Stocks

   o  Convertible Securities                                        o  Real Estate Investment Trusts (REITs)

   o  Delayed Delivery/When-Issued Securities                       o  Restricted Securities

   o  Derivatives                                                   o  Reverse Repurchase Agreements


   o  Guaranteed Investment Contracts                               o  Securities Lending


   o  High Yield/High-Risk Debt Securities                          o  Short-Term Trading

   o  Illiquid Securities                                           o  Small and Micro-Cap Equities

   o  Investment Company Securities                                 o  Stripped Obligations

   o  Investment Grade Bonds                                        o  U.S. Government Agency Securities

   o  Loan Participations                                           o  U.S.-Traded Foreign Securities

   o  Money Market Instruments                                      o  U.S. Treasury Obligations

   o  Mortgage-Backed Securities                                    o  Variable and Floating Rate Instruments

   o  Mortgage Dollar Rolls                                         o  Warrants

   o  Municipal Securities                                          o  Zero-Coupon Debt Obligations

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and securities backed by other types of receivables or other assets.

COMMON STOCK: Shares of ownership of a company.

COLLATERALIZED LOAN OBLIGATIONS: A TYPE OF ASSET-BACKED SECURITY THAT IS AN OBLIGATION OF A TRUST TYPICALLY COLLATERALIZED BY POOLS OF LOANS.

CONVERTIBLE SECURITIES: Bonds or preferred stock that convert to common stock.

DELAYED DELIVERY TRANSACTIONS/FORWARD COMMITMENTS/WHEN-ISSUEDS: A purchase of, or contract to purchase, securities at a fixed price for delivery at a future date. Under normal market conditions, the Fund's obligations under these commitments will not exceed 25% of its total assets.

DERIVATIVES: Instruments whose value is derived from an underlying contract, index or security, or any combination thereof, including futures, options (e.g., put and calls), options on futures, swaps, swaptions, some mortgage-backed securities and custody receipts.

         CALL AND PUT OPTIONS: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price.

         CUSTODY RECEIPTS: Derivative products which, in the aggregate, evidence direct ownership in a pool of securities, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs.

         FUTURES AND RELATED OPTIONS: A contract providing for the future sale and purchase of a specified amount of a specified security, class of securities, or an index at a specified time in the future and at a specified price.

         STOCK-INDEX OPTIONS: A security that combines features of options with securities trading using composite stock indices.

         STRUCTURED NOTES: Debt obligations that may include components such as swaps, forwards, options, caps or floors, which change their return pattern. They may be used to alter the risks to a portfolio or, alternatively, may be used to expose a portfolio to asset classes or markets in which one does not desire to invest in directly.

         SWAPS AND SWAPTIONS: Two-party contracts where the parties agree to exchange net returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.


FOREIGN SECURITIES--NON-U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on non-U.S. exchanges.


FOREIGN SECURITIES--U.S. TRADED: Stocks, bonds, and other obligations issued by foreign companies, foreign governments, and supranational entities that trade on U.S. exchanges.

         AMERICAN DEPOSITARY RECEIPTS ("ADRS"): ADRs are foreign shares of a company held by a U.S. bank that issues a receipt evidencing ownership.

         YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S.-dollar denominated bonds issued by foreign corporations or governments. Examples include Canada Bonds (issued by Canadian provinces), Sovereign Bonds (issued by the government of a foreign country), and Supranational Bonds (issued by supranational entities, such as the World Bank and European Investment Bank).

GUARANTEED INVESTMENT CONTRACTS: Contract between a fund and an insurance company that guarantees a specific rate of return on the invested capital over the life of the contract.


HIGH-YIELD/HIGH-RISK DEBT SECURITIES: High-yield/high-risk debt securities are securities that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). These securities are considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds," "non-investment grade bonds," and "junk bonds."

ILLIQUID SECURITIES: Securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


INVESTMENT COMPANY SECURITIES: Investment companies may include money market funds of Fifth Third Funds and other registered investment companies for which the Advisor or any of its affiliates serves as investment advisor, administrator or distributor.


         BEAR FUNDS: A fund intended to increase/decrease in value inversely to the stock or equity index to which it relates.

         CLOSED-END FUNDS: Funds traded on an exchange, which are not redeemable on a continuous basis.

         EXCHANGE-TRADED FUNDS ("ETFS"): ETFs entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolios, less trust expenses. Examples of ETFs include Standard & Poor's Depositary Receipts ("SPDRs"). A SPDR is an ownership interest in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the S&P 500(R) Index. iShares(R) are also ETFs and are index funds that trade like shares. Each share represents a portfolio of stocks designed to track closely one specific index.

         LEVERAGED FUNDS: Funds that utilize leverage in an attempt to maximize gains.

INVESTMENT GRADE BONDS: Interest-bearing or discounted securities that obligate the issuer to pay the bondholder a specified sum of money, usually at specific intervals, and to repay the principal amount of the loan at maturity. These bonds are rated BBB or better by S&P or Baa or better by Moody's or similarly rated by other nationally recognized statistical rating organizations, or, if not rated, determined to be of comparable quality by the Advisor.

LOAN PARTICIPATIONS: Interests in loans to U.S. corporations that are administered by the lending bank or agent for a syndicate of lending banks.

MONEY MARKET INSTRUMENTS: Investment-grade, U.S.-dollar denominated debt securities that have remaining maturities of one year or less. These securities may include U.S. Government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. Government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. Money market instruments may carry fixed or variable interest rates.

         BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less.

         CERTIFICATES OF DEPOSIT: Negotiable instruments with a stated maturity.

         COMMERCIAL PAPER: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.

         REPURCHASE AGREEMENTS: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date.

         TIME DEPOSITS: Non-negotiable receipts issued by a bank in exchange for the deposit of funds.

MORTGAGE-BACKED SECURITIES: Debt obligations secured by real estate loans and pools of loans. These include collateralized mortgage obligations and real estate mortgage investment conduits.

         COLLATERALIZED MORTGAGE OBLIGATIONS: Mortgage-backed bonds that separate mortgage pools into different maturity classes.

MORTGAGE DOLLAR ROLLS: Transactions in which a Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar but not identical securities on a specified future date.


MUNICIPAL SECURITIES: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes and tax-exempt commercial paper; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. Government obligations; and (g) general obligation bonds.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

         STAND-BY COMMITMENTS: Contract by which a dealer agrees to purchase, at a fund's option, a specified municipal obligation at its amortized cost value to a fund plus accrued interest.

PREFERRED STOCKS: Equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. These securities generally do not carry voting rights.

REAL ESTATE INVESTMENT TRUSTS ("REITS"): Pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest.

RESTRICTED SECURITIES: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.

REVERSE REPURCHASE AGREEMENTS: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.

SECURITIES LENDING: The lending of up to 331 1/43% of the Fund's total assets, plus the amount of the securities out on loan. In return, the Fund will receive cash, other securities, and/or letters of credit.

SHORT-TERM TRADING: The sale of a security soon after its purchase. A portfolio engaging in such trading will have higher turnover rates and transaction expenses.

SMALL AND MICRO CAP EQUITIES: Equity securities of companies with market capitalizations within or less than those included in the Russell 2000(R) Index.

STRIPPED OBLIGATIONS: U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution.

TRUST PREFERRED SECURITIES:Securities possessing characteristics of both equity and debt issues.

U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by agencies and instrumentalities of the U.S. Government. These include Fannie Mae and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, Ginnie Maes, separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with interest rates which are reset daily, weekly, quarterly or according to some other period and that may be payable to the Fund on demand.

WARRANTS: Securities, typically issued with preferred stock or bonds, which give the holder the right to buy a proportionate amount of common stock at a specified price.

ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt obligations that pay no interest, but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

INVESTMENT RISKS
--------------------------------------------------------------------------------


Below is a discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Principal Investment Risks." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments are more susceptible to these risks than others. Equity securities and subject mainly to market risk.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------


CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises. The following investments and practices are subject to credit risk: asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, commercial paper, convertible securities, derivatives, futures and related options, guaranteed investment contracts, high-yield/high-risk/debt securities, investment grade bonds, loan participations, money market instruments, mortgage-backed securities, municipal securities, REITs, securities lending, stock-index options, time deposits, U.S. Government agency securities, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities also may be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets. The following investments and practices are subject to foreign investment risk: ADRs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, and Yankee bonds and similar debt obligations.


INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically. The following investments and practices are subject to interest rate risk: asset-backed securities, bankers' acceptances, bonds, certificates of deposit, collateralized mortgage obligations, commercial paper, derivatives, high-yield/high-risk/debt securities, investment grade bonds, loan participations, mortgage-backed securities, REITs, stripped obligations, U.S. Government agency securities, U.S. Treasury obligations, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.

INVERSE MARKET RISK. The particular type of market risk (see summary below) associated with "bear funds" that are intended to perform when equity markets decline. These investments will lose value when the equity markets to which they are tied are increasing in value.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that the Fund's hedging transactions will be effective.

         SPECULATIVE. To the extent that a derivative is not used as a hedge, the Fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

The following investments and practices are subject to leverage risk: bear funds, call and put options, derivatives, forward commitments, futures and related options, leveraged funds, repurchase agreements, reverse repurchase agreements, securities lending, stock-index options, and when-issued and delayed delivery transactions.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on investment management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. The following investments and practices are subject to liquidity risk: asset-backed securities, bankers' acceptances, bear funds, call and put options, certificates of deposit, closed-end funds, commercial paper, derivatives, non-U.S. traded and U.S. traded foreign securities, forward commitments, futures and related options, high-yield/high-risk/debt securities, illiquid securities, loan participations, REITs, restricted securities, securities lending, small and micro cap equities, stock-index options, time deposits, variable and floating rate instruments, and when-issued and delayed delivery transactions.

MANAGEMENT RISK. The risk that a strategy used by the Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks. The following investments and practices are subject to management risk: call and put options, derivatives, futures and related options, REITs, and stock-index options.


MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities. The following investments/investment practices are subject to market risk: ADRs, asset-backed securities, bankers' acceptances, bonds, call and put options, certificates of deposit, closed-end funds, commercial paper, common stock, convertible securities, derivatives, ETFs, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, futures and related options, high-yield/high-risk/debt securities, illiquid securities, investment company securities, investment grade bonds, leveraged funds, money market instruments, mortgage-backed securities, mortgage dollar rolls, municipal securities, preferred stocks, REITs, repurchase agreements, restricted securities, reverse repurchase agreements, securities lending, short-term trading, small and micro cap equities, stand-by commitments, stock-index options, time deposits, variable and floating rate instruments, warrants, when-issued and delayed delivery transactions, Yankee bonds and similar debt obligations, and zero-coupon debt obligations.


POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. The following investments/investment practices are subject to political risk: ADRs, bonds, foreign currency transactions, non-U.S. traded and U.S. traded foreign securities, municipal securities, and Yankee bonds and similar debt obligations.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Pre-payment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call"--or repay--higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income--and the potential for taxable capital gains. Further, with early pre-payment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Pre-payment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity. The following investments/investment practices are subject to pre-payment/call risk: asset-backed securities, bonds, collateralized mortgage obligations, mortgage-backed securities, and mortgage dollar rolls.

REGULATORY RISK. The risk associated with federal and state laws that may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws. The following investments/investment practices are subject to regulatory risk: asset-backed securities, mortgage-backed securities, mortgage dollar rolls, and municipal securities.

ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS
--------------------------------------------------------------------------------

SMALLER COMPANY RISK. The risk associated with investment in companies with smaller market capitalizations. These investments may be riskier than investments in larger, more established companies. Small companies may be more vulnerable to economic, market and industry changes. Because economic events have a greater impact on smaller companies, there may be greater and more frequent changes in their stock price. Small and Micro Cap Equities are subject to smaller company risk.


TURNOVER RISK. The risk that, through active trading, the Fund may have a high portfolio turnover rate, which can mean greater distributions to shareholders taxable to shareholders as ordinary income and lower Fund performance due to increased brokerage costs.


Investment in Exchange-Traded Funds. The Fund may invest in exchange-traded funds, such as iShares(R) Trust and iShares(R), Inc. ("iShares(R)").* iShares(R) is a registered investment company unaffiliated with the Fund that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Fund will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.


Because most exchange-traded funds are investment companies, investment in most such funds would, absent exemptive relief, be limited under applicable federal statutory provisions. Those provisions restrict the Fund's investment in the shares of another investment company unaffiliated with the Fund to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of assets, unless otherwise permitted under the Investment Company Act of 1940 or the rules thereunder. Upon meeting certain conditions the Fund may invest its respective assets in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity.

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.


FUND MANAGEMENT
--------------------------------------------------------------------------------

INVESTMENT ADVISOR


Fifth Third Asset Management, Inc., (the "Advisor" or "FTAM"), 38 Fountain Square Plaza, Cincinnati, Ohio 45202, serves as investment advisor to the Fund. The Advisor is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is in turn a wholly-owned subsidiary of Fifth Third Bancorp. FTAM provides comprehensive advisory services for institutional and personal clients. FTAM offers a broadly diversified asset management product line utilizing proprietary mutual funds, commingled funds, and separate accounts. Through teams of experienced and knowledgeable investment professionals, advanced research resources, and disciplined investment processes, the Advisor's goal is to produce superior, long-term investment results and client satisfaction.


Subject to the supervision of the Funds' Board of Trustees, the Advisor manages the Fund's assets, including buying and selling portfolio securities. The Advisor employs an experienced staff of over 40 professional investment analysts, portfolio managers and traders, and uses several computer-based systems in conjunction with fundamental analysis to identify investment opportunities. The Advisor also furnishes office space and certain administrative services to the Fund.


As of September 30, 2007, Fifth Third Asset Management, Inc. had approximately $22.4 billion of assets under management, including approximately $13.0 billion of assets in the Fund.

FUND MANAGEMENT
--------------------------------------------------------------------------------

A discussion of the basis for the Board of Trustees' approval of the Fund's investment advisory contract is included in the shareholder report for the period during which the Board of Trustees approved such contract.

The Advisor may appoint one or more subadvisors to manage all or a portion of the assets of the Fund. On September 28, 2005, the Securities and Exchange Commission (SEC) granted exemptive relief to the Fifth Third Funds and the Advisor to permit the Advisor, subject to certain conditions, including the one-time approval of the Fifth Third Funds' Board of Trustees and shareholders to appoint and replace subadvisors, enter into subadvisory agreements, and amend and terminate subadvisory agreements on behalf of the Funds without shareholder approval. The Advisor has received the one-time approval from the Fifth Third Funds' Board of Trustees and shareholders. The exemptive order gives the Advisor the ability to change the fee payable to a subadvisor or appoint a new subadvisor at a fee different than that paid to the current subadvisor, which in turn may result in a different fee retained by the Advisor.


For the fiscal year ended July 31, 2007, the Fund paid the Advisor 0.60% of the Fund's average net assets (after fee waivers) as a management fee.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

FIFTH THIRD ASSET MANAGEMENT INC.


Amy Denn has been a portfolio manager of the FIFTH THIRD BALANCED FUND (equity portion) since January 2006 and of the FIFTH THIRD QUALITY GROWTH FUND since November 2006. Ms. Denn joined Fifth Third Asset Management in March 2003 as Portfolio Manager of Core Strategies. Prior to joining FTAM, she spent thirteen years with Minneapolis-based Investment Advisers, Inc., and then over three years as a portfolio manager with Paladin Investment Associates. Ms. Denn graduated from Minnesota State University, Mankato in 1987 with a BS degree in Business Administration, majoring in Accounting and Finance. Ms. Denn has 10 years of investment experience.

Jon Fisher has been a portfolio manager of the FIFTH THIRD BALANCED FUND (equity portion) since January 2006 and the FIFTH THIRD QUALITY GROWTH FUND since November 2006. Mr. Fisher is a Portfolio Manager of Core Strategies. Prior to joining FTAM in 2000, he worked for seven years at PNC as a Portfolio Manager and Equity Analyst and subsequently worked for two years at Dain Bosworth as an Equity Analyst. In January 2000, Mr. Fisher joined FTAM as a healthcare analyst supporting their growth products. In 2002, he was promoted to Director of Research and in 2003 was named co-Portfolio Manager of the Small Cap Growth Strategy. In January 2005, Mr. Fisher became Portfolio Manager of FTAM's Active Core and Active Growth products. Mr. Fisher has taught courses in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers, has served as President for the Cincinnati Society of Financial Analysts, and has over 17 years of investment experience. Mr. Fisher graduated from the University of Iowa with a BS degree in Business Administration, majoring in Finance and earned his MBA from the University of Chicago. He earned the Chartered Financial Analyst designation in 1996.

John L. Cassady III has been the portfolio manager of the FIFTH THIRD BALANCED FUND (fixed income portion) since August 2002 and of the FIFTH THIRD TOTAL RETURN BOND FUND since October 2001. Mr. Cassady is a Senior Portfolio Manager - Taxable Fixed Income for Fifth Third Asset Management, Inc. Prior to joining Fifth Third Asset Management, Inc.'s predecessor, Lyon Street Asset Management, in 1999, Mr. Cassady spent eight years as a portfolio manager for APAM, Inc. Mr. Cassady earned his Chartered Financial Analyst designation in 1999 and has over 19 years of investment experience, including thirteen years of fixed income portfolio management experience. He earned his BS in Industrial Management from the Georgia Institute of Technology.

The Fund's SAI provides further information about the portfolio managers, including their compensation, other accounts they manage, and securities ownership information.


PORTFOLIO HOLDINGS
--------------------------------------------------------------------------------


The Fund has established policies and procedures with respect to the disclosure of the Fund's portfolio holdings. A description of the policies and procedures is provided in the Fund's Statement of Additional Information. The Fund will publicly disclose its portfolio holdings, as reported on a monthly basis, by posting this information on the Trust's website (www.fifththirdfunds.com), in the section entitled "Annual Reports and Other Information". This information will be posted no sooner than 15 days after each relevant month's end, and will remain accessible on the website until the next week's information is posted.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------


PRICING FUND SHARES


The price of Fund shares is based on the Fund's net asset value ("NAV") NAV, which is calculated by dividing the Fund's net assets by the number of its shares outstanding. The value of each portfolio instrument held by the Fund is determined by using market prices, where available, and fair market values. Under special circumstances, such as when an event occurs after the close of the exchange on which a Fund's portfolio securities are principally traded, but prior to 4:00 p.m. Eastern Time, which, in the investment manager's opinion has materially affected the price of those securities, the Fund may use fair value pricing.

There is no guarantee that the value determined for a particular security would be the value realized upon sale of the security. The Fund's NAV is calculated at 4:00 p.m. Eastern Time each day the New York Stock Exchange is open for regular trading. On any day that the stock or principal bond markets close early, such as days in advance of holidays or in the event of any emergency, the Fund reserves the right to advance the time NAV is determined and by which purchase, redemption, and exchange orders must be received on that day. The Fund's NAV may change on days when shareholders will not be able to purchase or redeem Fund shares. The Funds will be closed on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas.


ADDITIONAL INFORMATION ABOUT PRICING FUND SHARES


Shares of the Fund are sold through financial intermediaries who have entered into sales agreements the Fund's Distributor. The Fund has authorized one or more brokers to receive on its behalf purchase or redemption orders. These brokers are authorized to designate other intermediaries to act in this capacity. Orders received prior to the close of the New York Stock Exchange by a financial intermediary that has been authorized to accept orders on the Fund's behalf will be deemed accepted by the Fund the same day and will be executed at that day's closing share price. Each financial intermediary's agreement with the Fund permits the financial intermediary to transmit orders received by the financial intermediary prior to the close of regular trading on the New York Stock Exchange to the Fund after that time and allows those orders to be executed at the closing share price calculated on the day the order was received by the financial intermediary.


The purchase or sale of Fund shares through financial intermediaries may be subject to transaction fees or other different or additional fees than those otherwise disclosed in this Prospectus.

ABUSIVE TRADING PRACTICES
--------------------------------------------------------------------------------

In order to protect shareholders, the Fund discourages excessive short-term or other abusive trading practices that can increase transactional expenses, produce adverse tax consequences, or interfere with the efficient execution of portfolio management strategies. The Fund may reject purchases or exchanges, or terminate purchase or exchange privileges where excessive short-term or other abusive trading practices are detected. Certain accounts ("omnibus accounts") include multiple investors and such accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. While the Fund monitors for excessive short-term or other abusive trading practices, there can be no guarantee that the Fund will be successful in identifying this activity, particularly with respect to activity occurring within omnibus accounts.

The Trustees have approved policies and procedures designed to detect and prevent short-term trading activity and other abusive trading activity in Fund shares. First, when a market quotation is not readily available for a security, the Fund is exposed to the risk that investors may purchase or redeem shares at a net asset value that does not appropriately reflect the value of the underlying securities. The Fund seeks to deter and prevent this activity, sometimes referred to as "stale price arbitrage", by the appropriate use of "fair value" pricing of the Fund's portfolio securities. Second, the Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. Personnel responsible for detecting short-term trading activity (the "Trading Monitor") in the Fund's shares is responsible for (i) rejecting any purchase or exchange, or (ii) terminating purchase or exchange privileges if, in the judgment of the Trading Monitor, the transaction would adversely affect the Fund or its shareholders. The Fund recognizes that the Trading Monitor will not always be able to detect or prevent short-term or other abusive trading practices, particularly with respect to activity occurring within omnibus accounts.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASING AND ADDING TO YOUR SHARES
--------------------------------------------------------------------------------

You may purchase shares on days when the Fund is open for business. Your purchase price will be the next NAV after your purchase order, completed application and full payment have been received by the Fund, its transfer agent, or other servicing agent. All purchase orders must be received by the Fund or its transfer agent prior to 4:00 p.m. Eastern Time in order to receive that day's NAV.


Institutional shares may only be purchased through the Trust and Investment Department of Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, qualified employee retirement plans subject to minimum requirements that may be established by the distributor of Fund shares, or broker-dealers, investment advisers, financial planners or other financial institutions which have an agreement with the Fund to place trades for themselves or their clients for a fee. In order to purchase Institutional shares through one of those entities, you must have an account with it. That account will be governed by its own rules and regulations, which may be more stringent than the rules and regulations governing an investment in the Fund, and you should consult your account documents for full details. Your shares in the Fund may be held in an omnibus account in the name of that institution.

SHAREHOLDER CONTACT INFORMATION


For accounts held at the Fund, please call 1-800-282-5706, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For accounts held at other financial institutions, contact your investment representative at your financial institution.


The entity through which you are purchasing your shares is responsible for transmitting the order to the Fund and it may have an earlier cut-off time and different trading and exchanging policies. Consult that entity for specific information. Some policy differences may include:


     o    minimum initial or subsequent investment requirements


     o    exchange policies

     o    cutoff time for investments

     o    redemption fees

If your purchase order has been received by the Fund prior to the time designated by the Fund for receiving orders, you will receive the dividend, if any, declared for that day.

INVESTMENT AMOUNTS


The minimum initial investment in Institutional shares is $1,000. An Institutional shareholder's minimum initial or subsequent investment cannot be calculated by combining all accounts she/he maintains with Fifth Third Funds -- rather, the shareholder must meet the minimum amount for each fund in which she/he wishes to invest. Subsequent investments must be in amounts of at least $50. The Fund reserves the right to waive the minimum investment.


All purchases must be in U.S. dollars. A fee may be charged for any checks that do not clear. The Fund reserves the right to reject cash, third-party checks, starter checks, traveler's checks and credit card convenience checks. All checks should be made payable to the Fifth Third Funds. Money orders are not accepted. The Fund may reject a purchase order for any reason.


For details, contact Fifth Third Funds toll free at 1-800-282-5706 or write to:
Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021.


AVOID WITHHOLDING TAX


The Fund is required to withhold a portion of taxable dividends, capital gains distributions and redemptions paid to any shareholder who has not provided the Fund with his or her certified taxpayer identification number (your social security number for individual investors) or otherwise fails to comply with IRS rules. Shareholders are urged to read the additional information concerning withholding provided in the SAI.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

CUSTOMER IDENTIFICATION INFORMATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

     o    Name;

     o    Date of birth (for individuals);

     o Residential or business street address (although post office boxes are still permitted for mailing); and

     o Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

SELLING YOUR SHARES
--------------------------------------------------------------------------------


You may sell your shares on days when the Fund is open for business. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or other servicing agent.

Orders to sell shares must be received prior to the time the Fund calculates its NAV in order to receive that day's NAV. If your order has been received by the Fund prior to the time the Fund calculates its NAV, and your shares have been sold, you will not receive the dividend, if any, declared for that day. Normally you will receive your proceeds within a week after your request is received.

If your sell order has been received by the Fund prior to the time designated by the Fund for receiving orders on a specific day, you will not receive the dividend, if any, declared for that day. See "Shareholder Contact Information" above.


In order to sell your shares, call the Fifth Third Funds and Investment Department at Fifth Third Bank, Fifth Third Securities, Inc.--Institutional Investment Division, the sponsor of your qualified employee retirement plan or the broker-dealer, investment adviser, financial planner or other institution through which you purchased your shares.


The entity through which you are selling your shares is responsible for transmitting the order to the Fund, and it may have an earlier cut-off for sale requests. Consult that entity for specific information.

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For accounts held at other financial institutions, contact your investment representative at your financial institution.


REDEMPTIONS IN WRITING REQUIRED

In certain circumstances, shares may be sold only by written request, accompanied by a signature guarantee. You must request redemption in writing and obtain a signature guarantee if:


     o    The address on file has been changed in the last 10 business days;

     o    The check is not being mailed to the address on your account;

     o    The check is not being made payable to the owner of the account; or

     o You are requesting a redemption with electronic or wire transfer payment and have not previously established this option on your account.

You may obtain a signature guarantee from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the Securities Transfer Agents Medallion Program (STAMP), New York Stock Exchange Medallion Signature Program (MSP), or Stock Exchanges Medallion Program (SEMP). Members of the STAMP, MSP, and SEMP are subject to dollar limitations, which must be considered when requesting their guarantee. The Fund's transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

POSTPONEMENT OF REDEMPTION PAYMENTS

Federal securities law permits the Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

REDEMPTION IN KIND

If, during any 90 day period, you redeem Fund shares worth more than $250,000 (or 1% of the Fund's net asset value if that amount is less than $250,000), the Fund reserves the right to pay part or all of the redemption proceeds in excess of these amounts in readily marketable securities instead of in cash.

REDEMPTIONS WITHIN 15 DAYS OF INVESTMENT - SHARES PURCHASED BY CHECK

When you have made your investment by check, you cannot redeem any portion of it until the Fund's transfer agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check, or by wire.

UNDELIVERABLE OR UNCASHED CHECKS

Any check tendered in payment of a redemption transaction that cannot be delivered by the post office or that remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV. Any check tendered in payment of dividends or other distributions that cannot be delivered by the post office or which remains uncashed for more than six months may be reinvested in the shareholder's account at the then-current NAV, and the dividend option may be changed from cash to reinvest. Distributions are reinvested on the ex- date at the NAV determined at the close of business on that date. No interest will accrue on amounts represented by uncashed redemption checks.

CLOSING OF SMALL ACCOUNTS

If your account falls below $1,000 because of redemptions, the Fund may ask you to increase your balance. If it is still below the minimum after 30 days, the Fund may close your account and send you the proceeds at the current NAV.

EXCHANGING YOUR SHARES
--------------------------------------------------------------------------------

You may exchange your Institutional shares for Institutional shares of any other Fifth Third Fund. No transaction fees are charged for exchanges. Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.


INSTRUCTIONS FOR EXCHANGING SHARES

For accounts held at the Fund, please call 1-800-282-5706, or write to Fifth Third Funds, c/o Boston Financial, P.O. Box 8043, Boston, MA 02266-8043 or via express mail to Fifth Third Funds, c/o Boston Financial, 30 Dan Road, Canton, MA 02021. For accounts held at other financial institutions, contact your investment representative at your financial institution.


NOTES ON EXCHANGES

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable for investors subject to federal or state income taxation.

In order to prevent excessive short-term or other abusive trading practices, the Fund may reject exchanges or change or terminate rights to exchange shares at any time.

Shares of the new Fund must be held under the same account name, with the same registration and tax identification numbers, as shares of the old Fund.

The Exchange Privilege may be changed or eliminated at any time.

The Exchange Privilege is available only in states where shares of the Fund may be sold.

All exchanges are based on the relative net asset value next determined after the exchange order is received by the Fund.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS AND CAPITAL GAINS
--------------------------------------------------------------------------------

All dividends and capital gains distributions will be automatically reinvested unless you request otherwise. You can receive them in cash or by electronic funds transfer to your bank account if you are not a participant in an IRA account or in a tax qualified plan. There are no sales charges for reinvested distributions.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.


Dividends, if any, are declared and paid quarterly by the Fund.


Capital gains, if any, are distributed at least annually.


As discussed in detail in the Fund's SAI, if the Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to shareholders to the extent of a Shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the Shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.


TAXATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

TAXATION OF SHAREHOLDER TRANSACTIONS

A sale, exchange or redemption of Fund shares generally will result in a taxable gain or loss to the shareholder.

TAXATION OF DISTRIBUTIONS


The Fund expects to distribute substantially all of its net investment income (including tax-exempt interest income, if any) and net realized capital gains, if any, to its shareholders at least annually. Unless otherwise exempt or as discussed below, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and other distributions are received in cash or reinvested in additional shares. For federal income tax purposes, distributions of investment income are generally taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) from the sale of investments that the Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends will be taxable as long-term capital gains. Long-term capital gain rates have been temporarily reduced- in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets- for taxable years beginning before January 1, 2011. Distributions of gains from the sale of investments that the Fund owned for one year or less will be taxable as ordinary income. Distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the Shareholder and Fund level. Distributions are taxable to shareholders even if they are paid from income or gains earned by the Fund before a shareholder's investment (and thus were included in the price paid). See the Fund's SAI for further details.


FOREIGN INVESTMENTS


If the Fund invests in foreign securities, please note that investment income received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source which may decrease the yield of such investments. The United States has entered into tax treaties with many foreign countries that entitle the Fund to reduce tax rates or exemption on this income. The effective rate of foreign tax cannot be predicted since the amount of the Fund's assets to be invested within various countries is unknown.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In general, shareholders in the Fund investing in foreign securities will not be entitled to claim a credit or deduction for foreign taxes on their U.S. federal income tax returns. Shareholders should consult their tax advisors for more information with respect to their individual circumstances.

In addition, foreign investment may prompt the Fund to distribute ordinary income more frequently or in greater amounts than purely domestic funds, which could increase a shareholder's tax liability.

STATE AND LOCAL TAXES


Shareholders may also be subject to state and local taxes on distributions and redemptions. Under state or local law, distributions of investment income may be taxable to shareholders as dividend income even though a substantial portion of such distribution may be derived from interest excluded from gross income for federal income tax purposes that, if received directly, would be exempt from such state or local income taxes. State laws differ on this issue, and shareholders are urged to consult their own tax advisors regarding the taxation of their investments under state and local tax laws.


This is a brief summary of certain income tax consequences relating to an investment in the Fund. The Fund's Statement of Additional Information provides further details regarding taxation. Shareholders are urged to consult their own tax advisors regarding the taxation of their investments under federal, state and local tax laws.

ADDITIONAL COMPENSATION TO SERVICING AGENTS
--------------------------------------------------------------------------------

The Advisor and/or its affiliates may pay amounts from their own assets to selling or servicing agents of the Fund for distribution-related activities, shareholder servicing, or other services they provide. These amounts may be fixed dollar amounts, a percentage of sales, a percentage of assets, or any combination thereof, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of shareholder servicing services, marketing-related services, or access advantages to the Fund, including, for example, presenting the Fund on "approved" or "select" lists, in return for these payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.


In addition, the Advisor and/or its affiliates may pay amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Fund's transfer agent. The Fund also may pay amounts to third party intermediaries, including selling and servicing agents, for providing these types of non-distribution services or incurring these types of costs.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance for the past five years or the period of the Fund's operations, if shorter. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the Fund for the years ended July 31, 2003 through July 31, 2007 has been audited by PricewaterhouseCoopers LLP. PricewaterhouseCoopers LLP's report, along with the Fund's financial statements, is incorporated by reference in the SAI which is available upon request.

FIFTH THIRD FUNDS
FINANCIAL HIGHLIGHTS
(FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              CHANGE IN NET ASSETS                        LESS DIVIDENDS AND
                                                           RESULTING FROM OPERATIONS                      DISTRIBUTIONS FROM
                                                          ---------------------------                   -----------------------
                                                                         NET REALIZED
                                                                              AND
                                                                          UNREALIZED      CHANGE IN
                                             NET ASSET                  GAINS/(LOSSES)   NET ASSETS
                                              VALUE,           NET           FROM         RESULTING         NET           NET
                                             BEGINNING     INVESTMENT     INVESTMENT        FROM        INVESTMENT     REALIZED
                                             OF PERIOD    INCOME/(LOSS)  TRANSACTIONS    OPERATIONS       INCOME         GAINS
------------------------------------------------------------------------------------------------------------------------------------
BALANCED INSTITUTIONAL SHARES
Year ended 7/31/03                            $10.91           0.15           0.49           0.64         (0.17)          --
Year ended 7/31/04                            $11.38           0.13           0.64           0.77         (0.15)          --
Year ended 7/31/05                            $12.00           0.24           0.80           1.04         (0.25)          --
Year ended 7/31/06                            $12.79           0.25          (0.44)         (0.19)        (0.25)          --
Year ended 7/31/07                            $12.35           0.41(3)@       1.09           1.50         (0.36)          --
------------------------------------------------------------------------------------------------------------------------------------
                                                                                      RATIOS/SUPPLEMENTAL DATA
                                                                 -------------------------------------------------------------------
                                                                               RATIOS OF     RATIOS OF
                                          NET         TOTAL         NET         EXPENSES      EXPENSES     RATIOS OF NET
                            TOTAL        ASSET       RETURN       ASSETS,          TO            TO         INVESTMENT
                          DIVIDENDS      VALUE,     (EXCLUDES     END OF         AVERAGE       AVERAGE     INCOME/(LOSS)   PORTFOLIO
                             AND         END OF       SALES       PERIOD           NET           NET        TO AVERAGE     TURNOVER
                        DISTRIBUTIONS    PERIOD       CHARGE)     (000'S)       ASSETS (A)    ASSETS (B)     NET ASSETS     RATE (C)
------------------------------------------------------------------------------------------------------------------------------------
BALANCED INSTITUTIONAL
  SHARES
Year ended 7/31/03          (0.17)       $11.38        5.94%     $  177,052       1.12%        1.10%           1.39%          133%
Year ended 7/31/04          (0.15)       $12.00        6.76%     $   98,282       1.13%        1.13%           1.07%          166%
Year ended 7/31/05          (0.25)       $12.79        8.73%     $   59,868       1.18%        1.02%           1.89%          146%
Year ended 7/31/06          (0.25)       $12.35       (1.51%)    $   35,740       1.22%        0.97%           1.86%          191%
Year ended 7/31/07          (0.36)       $13.49       12.33%@    $   23,329       1.34%        0.96%           2.84%           59%
------------------------------------------------------------------------------------------------------------------------------------

(a)  Before waivers and reimbursements.
(b)  Net of waivers and reimbursements.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(3)  Average shares method used in calculation.
@ During the year ended July 31, 2007, the Advisor paid money to certain Funds related to an SEC investigation of BISYS Fund Services, a former service provider to the Funds. See Note 3 in Notes to Financial Statements for further information. The payment is reported as Increase from payment by the advisor in the Statements of Operations. See additional information below regarding per share impacts and total return for the year ended July 31, 2007 had this payment not occurred.

                         TOTAL RETURN EXCLUDING          AMOUNT PER
                         PAYMENT BY THE ADVISOR       SHARE FOR PAYMENT
                         (EXCLUDES SALES CHARGE)       BY THE ADVISOR &
                     ---------------------------      ------------------
                              INSTITUTIONAL             ALL CLASSES
     Balanced                     11.92%                   $0.04

& Per share impact of the payment by the Advisor was recognized by all classes on July 30, 2007. Calculation is based on outstanding shares as of July 30, 2007. Net investment income/(loss) in these financial highlights includes the payment by the Advisor.


                                  20-21 spread

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

ADDRESSES

Fifth Third Funds                                                                       Fifth Third Funds
Balanced Fund                                                                           38 Fountain Square Plaza
Institutional Shares                                                                    Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Investment Advisor, Administrator and Accountant                                        Fifth Third Asset Management, Inc.
                                                                                        38 Fountain Square Plaza
                                                                                        Cincinnati, Ohio 45263
------------------------------------------------------------------------------------------------------------------------------------


Distributor                                                                             ALPS Distributors, Inc.
                                                                                        1290 Broadway, Suite 1100
                                                                                        Denver, Colorado 80203
------------------------------------------------------------------------------------------------------------------------------------


Custodian, Sub-Administrator, and Sub-Accountant                                        State Street Bank and Trust Company
                                                                                        State Street Financial Center
                                                                                        One Lincoln Street
                                                                                        Boston, MA 02111-2900
------------------------------------------------------------------------------------------------------------------------------------



Transfer and Dividend Disbursing Agent                                                  Boston Financial Data Services, Inc.
                                                                                        30 Dan Road
                                                                                        Canton, Massachusetts 02021
------------------------------------------------------------------------------------------------------------------------------------


Independent Registered Public Accounting Firm                                           PricewaterhouseCoopers LLP
                                                                                        100 East Broad Street
                                                                                        Suite 2100
                                                                                        Cincinnati, Ohio 43215
------------------------------------------------------------------------------------------------------------------------------------

The following additional information is available to you upon request and without charge.

ANNUAL/SEMI-ANNUAL REPORTS:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. The Fund's annual reports also contain discussions of the market conditions and investment strategies that significantly affected the Fund's performance during each Fund's last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):


The SAI provides more detailed information about the Fund, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

--------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF ANNUAL AND SEMI-ANNUAL REPORTS, THE SAI, PROSPECTUSES OF OTHER FIFTH THIRD FUNDS, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR OTHER FINANCIAL INSTITUTION THAT SELLS THE FUND. IN ADDITION, YOU MAY CONTACT THE FUND AT:

                                FIFTH THIRD FUNDS
                            38 FOUNTAIN SQUARE PLAZA
                             CINCINNATI, OHIO 45263
                            TELEPHONE: 1-800-282-5706

                    INTERNET: HTTP://WWW.FIFTHTHIRDFUNDS.COM*
--------------------------------------------------------------------------------


               *The Funds' website is not part of this Prospectus.

You can review the annual and semi-annual reports and the SAI at the Public Reference Room of the Securities and Exchange Commission. You can get copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or calling 1-202-551-8090, or by electronic request, by e-mailing the Commission at the following address: publicinfo@sec.gov.

     o At no charge on the EDGARDatabase on the Commission's Website at http://www.sec.gov.



Investment Company Act file no. 811-5669.

                               FIFTH THIRD FUNDS

                                FIFTH THIRD FUNDS
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 29, 2007

         This Combined Statement of Additional Information (the "SAI") relates to the Prospectuses of the following portfolios (the "Funds") of Fifth Third Funds (the "Trust") dated November 29, 2007:

Fifth Third Small Cap Growth Fund                              Fifth Third International Equity Fund
Fifth Third Mid Cap Growth Fund                                Fifth Third High Yield Bond Fund
Fifth Third Quality Growth Fund                                Fifth Third Total Return Bond Fund (formerly Fifth Third Bond
                                                               Fund)
Fifth Third Structured Large Cap Plus Fund                     Fifth Third Short Term Bond Fund
Fifth Third Equity Index Fund                                  Fifth Third Municipal Bond Fund
Fifth Third Balanced Fund(1)                                   Fifth Third Intermediate Municipal Bond Fund
Fifth Third Micro Cap Value Fund                               Fifth Third Ohio Municipal Bond Fund
Fifth Third Small Cap Value Fund                               Fifth Third Michigan Municipal Bond Fund
Fifth Third All Cap Value Fund (formerly Fifth Third Multi     Fifth Third Prime Money Market Fund
Cap Value Fund)
Fifth Third Disciplined Large Cap Value Fund                   Fifth Third Institutional Money Market Fund
Fifth Third LifeModel Aggressive FundSM                        Fifth Third Institutional Government Money Market Fund
Fifth Third LifeModel Moderately Aggressive FundSM             Fifth Third U.S. Treasury Money Market Fund
Fifth Third LifeModel Moderate FundSM                          Fifth Third Michigan Municipal Money Market Fund
Fifth Third LifeModel Moderately Conservative FundSM           Fifth Third Municipal Money Market Fund
Fifth Third LifeModel Conservative FundSM                      Fifth Third Ohio Tax Exempt Money Market Fund(2)
Fifth Third Strategic Income Fund
Fifth Third Dividend Growth Fund


         This SAI, which has been filed with the Securities and Exchange Commission ("SEC"), provides supplementary information pertaining to all classes of shares representing interests in each of the investment portfolios listed above (each a "Fund"). This SAI is not a prospectus, and should be read only in conjunction with the relevant prospectus for the Funds (each a "Prospectus"). Each Prospectus is dated November 29, 2007. The financial statements for the Funds including the notes thereto, dated July 31, 2007, are incorporated by reference into this SAI from the annual reports of the Funds. To receive a copy of any Prospectus, you may write the Trust at Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio 45263 or call toll-free (800) 282-5706.


-----------
*    The Fifth Third Balanced Fund is closed to new investment.

T The Fifth Third Ohio Tax Exempt Money Market Fund has not commenced investment operations.

                                TABLE OF CONTENTS

                                                                                                              PAGE
GENERAL INFORMATION ABOUT THE TRUST............................................................................3
INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS................................................................6
        Investment Objectives..................................................................................6
        Investment Limitations - Stock, Bond, and Asset Allocation Funds.......................................6
        Investment Limitations -- Money Market Funds...........................................................9
ADDITIONAL RISKS AND INFORMATION CONCERNING CERTAIN INVESTMENT TECHNIQUES.....................................12
        Types of Investments..................................................................................12
        Investment Risks (Michigan Municipal Money Market Fund
        And Michigan Municipal Bond Fund).....................................................................32
        Investment Risks (Ohio Municipal Bond Fund And Ohio Tax Exempt Money Market Fund).....................35
FIFTH THIRD FUNDS MANAGEMENT..................................................................................36
        Trustees and Officers.................................................................................36
        Codes of Ethics.......................................................................................75
        Voting Proxies on Fund Portfolio Securities...........................................................76
        Disclosure of Portfolio Holdings......................................................................77
INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS............................................................78
        Investment Advisor and Subadviser.....................................................................78
        Administrator and Sub-Administrator...................................................................80
        Fund Accountant and Sub-Accountant....................................................................82
        Custodian.............................................................................................83
        Transfer and Dividend Disbursing Agent................................................................83
        Additional Services - Services Agent..................................................................83
        Legal Counsel.........................................................................................83
        Independent Registered Public Accounting Firm.........................................................83
PORTFOLIO MANAGER INFORMATION.................................................................................84
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS..............................................................88
PURCHASING SHARES.............................................................................................93
        Administrative Services Agreement.....................................................................93
        Distribution Plan.....................................................................................94
        Conversion to Federal Funds...........................................................................95
        Exchanging Securities for Fund Shares.................................................................95
        Payments to Dealers...................................................................................95
ADDITIONAL PAYMENTS BY THE ADVISOR AND AFFILIATES.............................................................97
SELLING YOUR SHARES...........................................................................................99
        Redemption In Kind....................................................................................99
        Postponement of Redemptions...........................................................................99
DETERMINING NET ASSET VALUE...................................................................................99
        Valuation of the Equity Funds, Bond Funds and Asset Allocation Funds..................................99
        Use of Amortized Cost................................................................................100
        Monitoring Procedures................................................................................101
        Investment Restrictions..............................................................................101
        Trading In Foreign Securities........................................................................101
TAX STATUS...................................................................................................102
        Qualification as a Regulated Investment Company......................................................102
        Additional Tax Information Concerning the Asset Allocation Funds.....................................103
        Distributions........................................................................................105
        Exempt-Interest Dividends............................................................................107
        Municipal Bond, Municipal Money Market, and Tax-Exempt Funds.........................................108
        Foreign Taxes, Foreign Currency-Denominated Securities
        and Related Hedging Transactions.....................................................................108
        Selling Shares.......................................................................................109
        Hedging110
        Discount Securities..................................................................................110
        Real Estate Investment Trusts........................................................................111
        Backup Withholding...................................................................................112
        Tax Shelter Reporting Regulations....................................................................112
        Shares Purchased through Tax-Qualified Plans.........................................................112
        Non-U.S. Shareholders................................................................................112
        Tax-Exempt Shareholders..............................................................................113
        General113
FINANCIAL STATEMENTS.........................................................................................113
APPENDIX.....................................................................................................114


                       GENERAL INFORMATION ABOUT THE TRUST

     The Trust was established as a Massachusetts business trust under a Declaration of Trust dated September 15, 1988. The Trust's Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities, and it permits the Trust to offer separate classes of each such series. This Statement of Additional Information relates to the following funds (each, a "Fund" and collectively, the "Funds"):

THE "EQUITY FUNDS:"


Fifth Third Small Cap Growth Fund ("Small Cap Growth Fund")
Fifth Third Mid Cap Growth Fund ("Mid Cap Growth Fund")
Fifth Third Quality Growth Fund ("Quality Growth Fund")
Fifth Third Structured Large Cap Plus Fund (formerly Fifth Third Large Cap Core
 Fund) ("Structured Large Cap Plus Fund")
Fifth Third Equity Index Fund ("Equity Index Fund")
Fifth Third Balanced Fund ("Balanced Fund")
Fifth Third Micro Cap Value Fund ("Micro Cap Value Fund")
Fifth Third Small Cap Value Fund ("Small Cap Value Fund")
Fifth Third All Cap Value Fund (formerly Fifth Third Multi Cap Value Fund)
 ("All Cap Value Fund")
Fifth Third Disciplined Large Cap Value Fund ("Disciplined Large Cap
Value Fund")
Fifth Third Strategic Income Fund ("Strategic Income Fund")
Fifth Third Dividend Growth Fund ("Dividend Growth Fund")
Fifth Third International Equity Fund ("International Equity Fund")


THE "ASSET ALLOCATION FUNDS:"

Fifth Third LifeModel Conservative FundSM ("LifeModel Conservative FundSM") Fifth Third LifeModel Moderately Conservative FundSM ("LifeModel Moderately
 Conservative FundSM")
Fifth Third LifeModel Moderate FundSM ("LifeModel Moderate FundSM")
Fifth Third LifeModel Moderately Aggressive FundSM ("LifeModel
 Moderately Aggressive FundSM")
Fifth Third LifeModel Aggressive FundSM ("LifeModel Aggressive FundSM")

THE "BOND FUNDS:"


Fifth Third High Yield Bond Fund ("High Yield Bond Fund")
Fifth Third Total Return Bond Fund (formerly Fifth Third Bond Fund) ("Total
 Return Bond Fund")
Fifth Third Short Term Bond Fund ("Short Term Bond Fund")


THE "MUNICIPAL BOND FUNDS:"

Fifth Third Municipal Bond Fund ("Municipal Bond Fund")
Fifth Third Intermediate Municipal Bond Fund ("Intermediate Municipal
  Bond Fund")
Fifth Third Ohio Municipal Bond Fund ("Ohio Municipal Bond Fund")
Fifth Third Michigan Municipal Bond Fund ("Michigan Municipal Bond Fund")

THE "MONEY MARKET FUNDS:"

Fifth Third Prime Money Market Fund ("Prime Money Market Fund")
Fifth Third Institutional Money Market Fund ("Institutional Money Market Fund")

Fifth Third Institutional Government Money Market Fund ("Institutional Government Money Market Fund")
Fifth Third U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund") Fifth Third Michigan Municipal Money Market Fund ("Michigan Municipal Money
 Market Fund")
Fifth Third Municipal Money Market Fund ("Municipal Money Market Fund")
Fifth Third Ohio Tax Exempt Money Market Fund ("Ohio Tax Exempt Money
 Market Fund")


     The Trust offers shares of the following Funds and shares of the following classes of each Fund:



------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
                                                 INSTITUTIONAL  CLASS A   CLASS B**    CLASS C   SELECT     PREFERRED    TRUST
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Small Cap Growth Fund                            X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Mid Cap Growth Fund                              X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Quality Growth Fund                              X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Structured Large Cap Plus Fund                   X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Equity Index Fund                                X              X         X            X         X          X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Balanced Fund^                                   X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Micro Cap Value Fund                             X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Small Cap Value Fund                             X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
All Cap Value Fund                               X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Disciplined Large Cap Value Fund                 X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
LifeModel Aggressive FundSM                      X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
LifeModel Moderately Aggressive FundSM           X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
LifeModel Moderate FundSM                        X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
LifeModel Moderately Conservative FundSM         X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
LifeModel Conservative FundSM                    X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Strategic Income Fund                            X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Dividend Growth Fund                             X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
International Equity Fund                        X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
High Yield Bond Fund                             X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Total Return Bond Fund                           X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Short Term Bond Fund                             X              X                      X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Municipal Bond Fund                              X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Intermediate Municipal Bond Fund                 X              X         X*           X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Ohio Municipal Bond Fund                         X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Michigan Municipal Bond Fund                     X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Prime Money Market Fund                          X              X         X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Institutional Money Market Fund                  X                                               X          X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Institutional Government Money Market Fund       X                                               X          X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
U.S. Treasury Money Market Fund                  X                                               X          X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Michigan Municipal Money Market Fund             X              X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Municipal Money Market Fund                      X              X                                X          X            X
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------
Ohio Tax Exempt Money Market Fund                X*             X*
------------------------------------------------ -------------- --------- ------------ --------- ---------- ------------ --------


^    The Balanced Fund is closed to new investment.

*    These shares are currently not available to the public.

** Effective May 11, 2007, all Class B shares were closed to all purchases. Dividends may continue to be reinvested automatically without incurring a sales charge, and existing shareholders owning Class B shares may exchange to Class B shares of other Fifth Third Funds and may redeem shares as described in the Prospectus. Please contact Fifth Third Funds Shareholder Service at 1-800-282-5706 with any questions.



         Each Fund is an "open-end" management investment company and, other than the Dividend Growth Fund, Ohio Municipal Bond Fund and Ohio Tax Exempt Money Market Fund, each is a "diversified" investment company, as those terms are defined in the Investment Company Act of 1940, as amended (the "1940 Act"). Among other things, a diversified Fund must, with respect to 75% of its total assets, not invest more than 5% of its total assets in any one issuer. A non-diversified Fund, such as the Ohio Municipal Bond Fund, is any Fund other than a diversified Fund and is not subject to the foregoing restriction. However, non-diversified Funds will comply with similar diversification requirements of the Internal Revenue Code in order to be classified as a regulated investment company for federal income tax purposes. See "Tax Status, Qualification as a Regulated Investment Company" below.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees ("Trustees") may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Fifth Third Funds' shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Fifth Third Funds, shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.


         Shares of the Fifth Third Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that a matter affects only the interests of a particular series or class, then only shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Class A, Class B, and Class C shares will be entitled to vote on matters submitted to shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees.


         As used in this Statement of Additional Information, a "vote of a majority of the outstanding shares" of the Fifth Third Funds or a particular Fund means the affirmative vote, at a meeting of shareholders duly called, of the lesser of (a) 67% or more of the votes of shareholders of the Fifth Third Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Fifth Third Funds or such Fund are represented in person or by proxy, or (b) more than 50% of the votes attributable to the outstanding shares of the Fifth Third Funds or such Fund.


         For purposes of determining the presence of a quorum and counting votes on matters presented, shares represented by abstentions and "broker non-votes" will be counted as present, but not as votes cast, at the meeting. Under the 1940 Act, the affirmative vote necessary to approve a matter under consideration may be determined by reference to a percentage of votes present at the meeting, which would have the effect of treating abstentions and non-votes as if they were votes against the proposal.


         The Fund's executive offices are located at 38 Fountain Square Plaza, Cincinnati, Ohio 45263. The Trustees are responsible for managing the business and affairs of the Trust.


         All Funds are advised by Fifth Third Asset Management, Inc. ("FTAM" or the "Advisor"). Fifth Third Asset Management, Inc. is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which is, in turn, a wholly-owned subsidiary of Fifth Third Bancorp. Fort Washington Investment Advisors, Inc. ("Fort Washington" or "Subadviser") serves as investment sub-advisor to the High Yield Bond Fund.

                 INVESTMENT OBJECTIVES AND POLICIES OF THE FUNDS

         The Prospectuses state the investment objective of each Fund and discuss certain investment policies employed to achieve those objectives. The following discussion supplements the description of the Funds' investment policies in the prospectuses.

INVESTMENT OBJECTIVES

         Each Fund's investment objective is fundamental and may not be changed without shareholder approval.

INVESTMENT LIMITATIONS - STOCK, BOND, AND ASSET ALLOCATION FUNDS

         For purposes of this section, "Investment Limitations--Stock and Bond Funds, Asset Allocation Funds," the term "Funds" shall mean the Equity Funds, the Asset Allocation Funds, the Bond Funds and the Municipal Bond Funds, but not the Money Market Funds.

FUNDAMENTAL LIMITATIONS

         Except as provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's outstanding shares.

         ISSUING SENIOR SECURITIES AND BORROWING MONEY. None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed; and except to the extent that a Fund (with the exception of the Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund) may enter into futures contracts, as applicable. The Funds (with the exception of the Structured Large Cap Plus Fund) will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. None of the Funds will purchase any securities while any borrowings in excess of 5% of its total assets are outstanding. Currently, none of the Funds intends to borrow money. None of the Funds consider a cash advance used to cover a short-term overdraft to be a borrowing.

         SELLING SHORT AND BUYING ON MARGIN. None of the Funds (with the exception of the Structured Large Cap Plus Fund) will sell any securities short or purchase any securities on margin, but the Funds may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by a Fund (with the exception of the Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund) of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.


         The Structured Large Cap Plus Fund may sell securities short or purchase securities on margin, and may obtain such short-term credits as are necessary for clearance of purchases and sales of securities. The deposit or payment by the Structured Large Cap Plus Fund of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.


         PLEDGING ASSETS. The Funds will not mortgage, pledge, or hypothecate any assets, except to secure permitted borrowings. In these cases, a Fund may pledge assets as necessary to secure such borrowings. For purposes of this limitation, where applicable, (a) the deposit of assets in escrow in connection with the writing of covered put or call options and the purchase of securities on a when-issued basis and (b) collateral arrangements with respect to: (i) the purchase and sale of stock options (and options on stock indices) and (ii) initial or variation margin for futures contracts, will not be deemed to be pledges of a Fund's assets.

         LENDING CASH OR SECURITIES. The Funds will not lend any of their respective assets except that (i) cash may be lent to other Funds of the Trust, subject to applicable SEC limitations, and (ii) portfolio securities up to one-third of the value of a Fund's total assets may be lent to third parties. The preceding limitation shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

         INVESTING IN COMMODITIES. None of the Funds will purchase or sell commodities or commodity contracts except to the extent that the Funds (with the exception of the Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund) may engage in transactions involving financial futures contracts or options on financial futures contracts.

         INVESTING IN REAL ESTATE. None of the Funds will purchase or sell real estate, including limited partnership interests, although each of the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

         DIVERSIFICATION OF INVESTMENTS. Each of the Funds (except the Dividend Growth Fund and Ohio Municipal Bond Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.


         The Dividend Growth Fund and Ohio Municipal Bond Fund, as non-diversified companies, are not so limited under the 1940 Act. However, in order to qualify as a regulated investment company for tax purposes, each Fund may have no more than 25% of its total assets invested in the securities of any one issuer (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies). In addition, with respect to 50% of its total assets, each Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities), or invest in more than 10% of the voting securities of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities), determined at the time of purchase.

         DEALING IN PUT AND CALL OPTIONS. The Micro Cap Value Fund, All Cap Value Fund, Strategic Income Fund, Dividend Growth Fund, Intermediate Municipal Bond Fund and Ohio Municipal Bond Fund will not buy or sell put options (with the exception of listed put options on financial futures contracts), call options (with the exception of listed call options or over-the-counter call options on futures contracts), straddles, spreads, or any combination of these.


         CONCENTRATION OF INVESTMENTS. A Fund will not invest 25% or more of the value of its total assets in any one industry, except that each Fund may invest more than 25% of the value of its total assets in securities issued or guaranteed by the U.S. Government, its agencies, or instrumentalities and repurchase agreements collateralized by such securities. Regarding the Asset Allocation Funds, underlying Funds are not themselves considered to be included in an industry for purposes of the preceding limitation.

         The Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its respective total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. However, each of these Funds may invest as temporary investments more than 25% of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, i.e., repurchase agreements.

         UNDERWRITING. A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

         SMALL CAP GROWTH FUND. The Fund intends to invest at least 65% of its total assets in equity securities of companies that the Advisor believes have above-average potential for growth in revenues, earnings, or assets.

NON-FUNDAMENTAL LIMITATIONS

         Except as provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

         INVESTING IN ILLIQUID SECURITIES. The Funds will not invest more than 15% of the value of their respective net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.


         INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. Each Fund may invest in shares of other investment companies, including shares of iShares(R). The Funds will limit their respective investments in other investment companies that are not part of the same group of investment companies to no more than 3% of the total outstanding voting stock of any investment company, no more than 5% of their respective total assets in any one investment company, and will invest no more than 10% of their respective total assets in investment companies in general. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. The Funds may invest without limitation in shares of money market funds. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Asset Allocation Funds may invest all of their assets in investment companies that are part of the same group of investment companies.

         Investment companies include exchange-traded funds ("ETFs"). See the disclosure under the heading "Exchange-Traded Funds" below for more information on investments in ETFs. Pursuant to an SEC exemptive order issued to iShares(R), dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective net assets in iShares(R) in excess of the 3%, 5% and 10% limits described above.

         It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.

         INVESTING IN PUT OPTIONS. The Micro Cap Value Fund, All Cap Value Fund, Strategic Income Fund and International Equity Fund will not purchase put options on securities or futures contracts, unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

         WRITING COVERED CALL OPTIONS. The International Equity Fund will not write call options on securities or futures contracts unless the securities or futures contracts are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

         MISCELLANEOUS. Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

INVESTMENT LIMITATIONS -- MONEY MARKET FUNDS

For purposes of this section, "Investment Limitations--Money Market Funds," the term "Funds" shall mean the Money Market Funds but not the Equity Funds, the Asset Allocation Funds, the Bond Funds or the Municipal Bond Funds.

FUNDAMENTAL LIMITATIONS

         Except as otherwise provided below, each Fund has adopted the following fundamental investment limitations. As fundamental investment limitations, they cannot be changed with respect to a Fund without approval of the holders of a majority of that Fund's shares.

         SELLING SHORT AND BUYING ON MARGIN None of the Funds will sell any securities short or purchase any securities on margin, but each may obtain such short-term credit as may be necessary for clearance of purchases and sales.

         ISSUING SENIOR SECURITIES AND BORROWING MONEY. None of the Funds will issue senior securities, except that a Fund may borrow money directly or through reverse repurchase agreements as a temporary measure for extraordinary or emergency purposes or in an amount up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. Any direct borrowings need not be collateralized. None of the Funds considers the issuance of separate classes of shares to involve the issuance of "senior securities" within the meaning of this investment limitation.

         None of the Funds will purchase any securities while borrowings in excess of 5% of its total assets are outstanding. None of the Funds has any present intention to borrow money. None of the Funds consider a cash advance used to cover a short-term overdraft to be a borrowing.


         PLEDGING SECURITIES OR ASSETS. The Prime Money Market Fund will not pledge securities. The Institutional Money Market Fund, Institutional Government Money Market Fund, U.S. Treasury Money Market Fund, Michigan Municipal Money Market Fund, Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, the Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the pledge.

         INVESTING IN COMMODITIES, COMMODITY CONTRACTS, OR REAL ESTATE. The Prime Money Market Fund will not invest in commodities, commodity contracts, or real estate, except that it may purchase money market instruments issued by companies that invest in real estate or sponsor such interests. The Institutional Money Market Fund, Institutional Government Money Market Fund, Michigan Municipal Money Market Fund, Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not purchase or sell commodities, commodity contracts, commodity futures contracts or real estate, including limited partnership interests, although the Municipal Money Market Fund may invest in the securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

         UNDERWRITING. A Fund will not underwrite any issue of securities, except as a Fund may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objectives, policies, and limitations.

         LENDING CASH OR SECURITIES. The Funds will not lend any of their respective assets except portfolio securities up to one-third of the value of total assets except that (i) cash may be lent to other Funds of the Trust subject to applicable SEC limitations and (ii) portfolio securities of the Funds (other than the U.S. Treasury Money Market Fund) may be lent to third parties. This shall not prevent a Fund from purchasing or holding U.S. government obligations, money market instruments, publicly or non-publicly issued municipal bonds, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by a Fund's investment objectives, policies and limitations or the Trust's Declaration of Trust.

         ACQUIRING VOTING SECURITIES. The Prime Money Market Fund, Institutional Money Market Fund, Institutional Government Money Market Fund and Michigan Municipal Money Market Fund will not acquire the voting securities of any issuer for the purpose of exercising control or management.

         The Municipal Money Market Fund will not acquire more than 10% of the outstanding voting securities of any one issuer. For purposes of this limitation, non-governmental users of facilities financed by industrial development or pollution control revenue bonds and banks issuing letters of credit or comparable guarantees supporting variable rate demand municipal securities are considered to be issuers.

         DIVERSIFICATION OF INVESTMENTS. Each of the Funds (except the Ohio Tax Exempt Money Market Fund) may purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

         Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund.


         The Ohio Tax Exempt Money Market Fund, as a non-diversified company, is not so limited under the 1940 Act. However, in order to qualify as a regulated investment company for tax purposes, the Fund may have no more than 25% of its total assets invested in the securities of any one issuer (other than securities of the U.S. government, its agencies or instrumentalities, or the shares of other regulated investment companies). In addition, with respect to 50% of its total assets, the Fund may not invest more than 5% of its total assets, determined at market or other fair value at the time of purchase, in the securities of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities), or invest in more than 10% of the voting securities of any one issuer (other than securities issued by the U.S. government, its agencies or instrumentalities), determined at the time of purchase.


         CONCENTRATION OF INVESTMENTS. Each of the Prime Money Market Fund, Institutional Money Market Fund and Institutional Government Money Market Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies. However, the Prime Money Market Fund reserves the right to invest more than 25% of its total assets in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations or instruments secured by these money market instruments, such as repurchase agreements. The Prime Money Market Fund will not invest more than 25% of its total assets in instruments of foreign banks.

         Each of the Michigan Municipal Money Market Fund, Municipal Money Market Fund and Ohio Tax Exempt Money Market Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects; provided that, this limitation shall not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         DEALING IN PUT AND CALLS. The Money Market Funds will not buy or sell puts, calls, straddles, spreads, or any combination of these.

         OHIO TAX EXEMPT MONEY MARKET FUND. The Fifth Third Ohio Tax Exempt Money Market Fund, under normal circumstances, invests at least 80% of its assets in Ohio municipal securities, the income from which is exempt from federal income tax, other than the alternative minimum tax, and the personal income tax imposed by the State of Ohio and Ohio municipalities.

NON-FUNDAMENTAL LIMITATIONS

         Except as otherwise provided below, each Fund has adopted the following non-fundamental investment limitations. As non-fundamental investment limitations, they may be changed by the Trustees without shareholder approval.

         INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Funds will limit their respective investments in other investment companies (other than the Fifth Third Money Market Funds) to no more than 3% of the total outstanding voting stock of any investment company. The Funds will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. The preceding limitations do not apply if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. The Funds may invest in shares of money market funds without limitation.

         It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by a Fund in shares of another investment company would be subject to such expenses.


         INVESTING IN ILLIQUID SECURITIES. None of the Funds will invest more than 10% of the value of its net assets in illiquid securities, including, as applicable, repurchase agreements providing for settlement more than seven days after notice, over-the-counter options, certain restricted securities determined by the Trustees not to be liquid, and non-negotiable time deposits with maturities over seven days.


         MISCELLANEOUS. Except with respect to a Fund's policy relating to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. For purposes of its policies and limitations, the Trust considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

                   ADDITIONAL RISKS AND INFORMATION CONCERNING
                          CERTAIN INVESTMENT TECHNIQUES


         The Funds may invest in a variety of securities and may employ a number of investment techniques. The types of investments a Fund uses and some of the risks posed by such investments are described below. Not all Funds may use each type of investment technique. For example, a Fund's fundamental investment limitation may prohibit a Fund from using a specific investment technique or instrument. Please consult each Fund's prospectus for additional details regarding these and other permissible investments.


TYPES OF INVESTMENTS


         BANK INSTRUMENTS. Each Fund may invest in the instruments of banks and savings and loans whose deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, both of which are administered by the Federal Deposit Insurance Corporation. Such instruments include certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances. These instruments are not necessarily guaranteed by those organizations.


         In addition to domestic bank obligations such as certificates of deposit, demand and time deposits, and bankers' acceptances, the Funds may invest in: (a) Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; (b) Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and
(c) Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States; provided such investment is in agreement with the Fund's investment objective and policies.

         CASH. From time to time, such as when suitable securities are not available, the Funds may retain a portion of their assets in cash. Any portion of a Fund's assets retained in cash may reduce the Fund's return and, in the case of Bond Funds and Money Market Funds, the Fund's yield.

         BEAR FUNDS. The Funds may invest in bear funds. Bear funds are designed to allow investors to speculate on anticipated decreases in the S&P 500(R) Index or to hedge an existing portfolio of securities or mutual fund shares.

         Due to the nature of bear funds, investors could experience substantial losses during sustained periods of rising equity prices. This is the opposite result expected of investing in a traditional equity mutual fund in a generally rising stock market. Bear funds employ certain investment techniques, including engaging in short sales and in certain transactions in stock index futures contracts, options on stock index futures contracts, and options on securities and stock indexes. Under these techniques, bear funds will generally incur a loss if the price of the underlying security or index increases between the date of the employment of the technique and the date on which the fund terminates the position. Bear funds will generally realize a gain if the underlying security or index declines in price between those dates. The amount of any gain or loss on an investment technique may be affected by any premium or amounts in lieu of dividends or interest that the funds pay or receive as the result of the transaction.

         CLOSED-END INVESTMENT FUNDS. The Funds may invest in closed-end investment companies. The shares of closed-end investment companies will generally be exchange-traded and are not redeemable. Closed-end fund shares often trade at a substantial discount (or premium) from their net asset value. Therefore, there can be no assurance that a share of a closed-end fund, when sold, will be sold at a price that approximates its net asset value.

         The Funds may also invest in closed-end investment companies in transactions not involving a public offering. These shares will be "restricted securities" and a Fund may be required to hold such shares until the closed-end fund's termination unless redeemed earlier. Shares may not be sold, transferred, assigned, pledged, or otherwise disposed of without registration under applicable federal or state securities laws or pursuant to an exemption from registration (in which case the shareholder will, at the option of the closed-end fund, be required to provide the closed-end fund with a legal opinion, in form and substance satisfactory to the closed-end fund, that registration is not required). Accordingly, an investor must be willing to bear the economic risk of investment in the shares until shares are redeemed or the closed-end fund is liquidated. No sale, transfer, assignment, pledge, or other disposition, whether voluntary or involuntary, of the shares may be made except by registration by the transfer agent on the closed-end fund's books. Each transferee will be required to execute an instrument agreeing to be bound by these restrictions and to execute such other instruments or certifications as are reasonably required by the closed-end fund. A transfer of the shares owned by a shareholder will not relieve the shareholder of any unfulfilled subscription obligation. Consent of the closed-end fund is required prior to the assumption of the transferee's Subscription Agreement by another party. The closed-end fund may withhold consent to such an assumption at its absolute discretion.

         EXCHANGE-TRADED FUNDS (ETFS). The Funds (except for the Money Market Funds) may invest in shares of various ETFs, including exchange-traded index and bond funds and ETFs listed on U.S. and foreign exchanges. ETFs seek to track the performance of various securities indices. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or bonds rises and falls. The market value of their shares may differ from the net asset value of the particular fund. A Fund will bear its ratable share of the ETF's expenses, including its advisory and administration fees. At the same time, a Fund will continue to pay its own investment management fees and other expenses. As a result, a Fund will absorb duplicate levels of fees with respect to investments in ETFs.

         Because most ETFs are investment companies, absent exemptive relief, investment in most such funds generally would be limited under applicable federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company that is not part of the same group of investment companies to up to 5% of its assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of its assets. Pursuant to an exemptive order issued to iShares(R) Trust and iShares(R), Inc. ("iShares(R)")* dated April 15, 2003, upon adherence to the conditions set forth in the order, the Funds may invest their respective total assets in excess of the 3%, 5% and 10% limits described above.

         iShares(R) is a registered investment company unaffiliated with the Funds that offers several series, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares(R) offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Funds will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value.

-----

* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) Fund.

         COLLATERALIZED LOAN OBLIGATIONS ("CLOS"). A CLO is a type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans, which may include domestic and foreign senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans. The cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portion is the residual, or "equity," tranche, which bears some or all of the risk of default by the loans in the trust, and therefore protects the other more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche of a CLO trust typically has higher ratings and lower yields than its underlying securities, and can be rated investment grade. Despite the protection provided by the equity tranche, senior CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default, the total loss of the equity tranche due to losses in the collateral, market anticipation of defaults, fraud by the trust, and the illiquidity of CLO securities.

         The risks of an investment in a CLO largely depend on the type of underlying collateral securities and the tranche in which the Fund invests. Typically, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, a Fund may characterize its investments in CLOs as illiquid, unless an active dealer market for a particular CLO allows the CLO to be purchased and sold in Rule 144A transactions. CLOs are subject to the typical risks associated with debt instruments discussed elsewhere in prospectus and in this statement of Additional Information (i.e., interest rate risk and credit risk). Additional risks of CLOs include (i) the possibility that distributions from collateral securities will be insufficient to make interest or other payments, (ii) a decline in the quality of the collateral, and (iii) the possibility that a fund may invest in a subordinate tranche of a CLO. In addition, due to the complex nature of a CLO, an investment in a CLO may not perform as expected. An investment in a CLO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.

         COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. The Funds may invest in commercial paper (including variable amount master demand notes), which consists of short-term unsecured promissory notes issued by U.S. corporations, partnerships, trusts or other entities in order to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days remaining to maturity at the date of purchase. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Funds' restrictions on illiquid investments unless, in the judgment of the Advisor or Subadviser, as applicable, and subject to the direction of the Board of Trustees, such note is liquid.


         CONVERTIBLE SECURITIES. The Funds may invest in convertible securities. Convertible securities include fixed-income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.


         A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in the opinion of the Advisor or Subadviser, as applicable, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund may hold or trade convertible securities.

         In selecting convertible securities for a Fund, the Advisor or Subadviser, as applicable, evaluates the investment characteristics of the convertible security as a fixed income instrument and the investment potential of the underlying equity security for capital appreciation. In evaluating these characteristics with respect to a particular convertible security, the Advisor or Subadviser, as applicable, considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.


         DERIVATIVES. Each Fund may, but is not required to, use derivative instruments for hedging, risk management purposes, as a substitute for direct investment in securities or other assets, or as part of its investment strategies. Generally, derivatives are financial contracts whose value depend upon, or are derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Examples of derivative instruments include option contracts, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swaps). A description of these and other derivative instruments that the Funds may use are described further below.

         The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a Fund to the risk that the counterparty to an over-the-counter ("OTC") derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing its contractual rights.

         Derivative instruments are subject to other risks. For example, since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also are subject to the risk that changes in their value may not correlate perfectly with the assets, rates, or indices they are designed to hedge or closely track.

         CUSTODY RECEIPTS. The Funds may invest in custody receipts that represent corporate debt securities. Custody receipts, such as Lehman Brothers TRAINs and Morgan Stanley TRACERs, are derivative products which, in the aggregate, evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing those securities. Generally the sponsor will then sell those custody receipts in negotiated transactions at varying prices that are determined at the time of sale. Each custody receipt evidences the individual securities in the pool, and the holder of a custody receipt generally will have all the rights and privileges of owners of those securities. Each holder of a custody receipt will be treated as directly purchasing its pro rata share of the securities in the pool, for an amount equal to the amount that such holder paid for its custody receipt. If a custody receipt is sold, a holder will be treated as having directly disposed of its pro rata share of the securities evidenced by the custody receipt. Additionally, the holder of a custody receipt may withdraw the securities represented by a custody receipt subject to certain conditions.

         Custody receipts are generally subject to the same risks as those securities evidenced by the receipts which, in the case of the Funds, are corporate debt securities. Additionally, custody receipts may be less liquid than the underlying securities if the sponsor fails to maintain a trading market.

         FUTURES AND OPTIONS TRANSACTIONS. The Funds may engage in futures and options transactions to create investment exposure or to hedge to the extent consistent with their investment objectives and policies.

         As a means of reducing fluctuations in the net asset value of their shares, the Funds may attempt to hedge all or a portion of their portfolios through the purchase of put options on portfolio securities and put options on financial futures contracts for portfolio securities. The Funds may attempt to create investment exposure or to hedge all or a portion of their portfolios by buying and selling financial futures contracts and writing call options on futures contracts. The Funds may also write covered call options on portfolio securities to attempt to increase current income.

         The Funds will maintain their positions in securities, options, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out over-the-counter or on an exchange which provides a secondary market for options of the same series.

         FUTURES CONTRACTS. A futures contract is a firm commitment by the seller, who agrees to make delivery of the specific type of security called for in the contract ("going short"), and the buyer, who agrees to take delivery of the security ("going long") at a certain time in the future.

         A securities index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index was originally written. No physical delivery of the underlying securities in the index is made. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government at a certain time in the future.

         The purpose of the acquisition or sale of a futures contract by a Fund may be to protect it from fluctuations in the value of securities caused by unanticipated changes in interest rates or stock prices without necessarily buying or selling securities. For example, in the fixed income securities market, price moves inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, a Fund could enter into contracts to "go short" to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" to hedge against a decline in market interest rates. Each Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets.


         The International Equity Fund may invest in securities index futures contracts when the Advisor believes such investment is more efficient, liquid or cost-effective than investing directly in the securities underlying the index.

         STOCK INDEX OPTIONS. The Funds may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.


         The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Funds' portfolios correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Funds will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Funds of options on stock indices will be subject to the ability of the Advisor or Subadviser, as applicable, to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.


         PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Funds may purchase listed put options on financial futures contracts. The Funds will use these options only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms.

         Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, a Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by a Fund upon the sale of the second option will be large enough to offset both the premium paid by a Fund for the original option plus the realized decrease in value of the hedged securities.

         Alternatively, a Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. A Fund would then deliver the futures contract in return for payment of the strike price. If a Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.

         A Fund may write listed put options on financial futures contracts to hedge its portfolio or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option.

         CALL OPTIONS ON FINANCIAL FUTURES CONTRACTS. The Funds may write listed call options or over-the-counter call options on futures contracts, to hedge their portfolios against an increase in market interest rates, to create investment exposure, or when such investment is more efficient, liquid or cost-effective than investing directly in the futures contract or the underlying securities or when such futures contracts or securities are unavailable for investment upon favorable terms. When a Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As market interest rates rise and cause the price of futures to decrease, a Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of a Fund's call option position to increase. In other words, as the underlying future's price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that a Fund keeps the premium received for the option. This premium can help substantially offset the drop in value of a Fund's portfolio securities.

         Prior to the expiration of a call written by a Fund, or exercise of it by the buyer, a Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by a Fund for the initial option. The net premium income of a Fund will then substantially offset the realized decrease in value of the hedged securities.

         A Fund may buy listed call options on financial futures contracts to hedge its portfolio. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option.

         Limitation on Open Futures Positions. No Fund will maintain open positions in futures contracts it has sold or options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the securities or securities index underlying the futures contract and the futures contracts. If a Fund exceeds this limitation at any time, it will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.

         "Margin" in Futures Transactions. Unlike the purchase or sale of a security, the Funds do not pay or receive money upon the purchase or sale of a futures contract. Rather, the Funds are required to deposit an amount of "initial margin" in cash, securities or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract's initial margin does not involve the borrowing by a Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

         A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called "variation margin", equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund but is instead settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, a Fund will mark to market its open futures positions. The Funds are also required to deposit and maintain margin when they write call options on futures contracts.

         PURCHASING PUT OPTIONS ON PORTFOLIO SECURITIES. The Funds may purchase put options on portfolio securities to protect against price movements in particular securities in their respective portfolios. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option.

         WRITING COVERED CALL OPTIONS ON PORTFOLIO SECURITIES. The Funds may also write covered call options to generate income. As the writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. A Fund may sell call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or securities for which it has segregated cash in the amount of any additional consideration).

         OVER-THE-COUNTER OPTIONS. The Funds may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options for those options on portfolio securities held by a Fund and not traded on an exchange.

         STRUCTURED INVESTMENTS. Structured investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Funds will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Advisor or Subadviser, as applicable, in accordance with credit-risk guidelines established by the Board of Trustees.

         STRUCTURED NOTES. The Funds may invest in structured notes. Structured notes are derivatives where the amount of principal repayment and/or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index
(TM). In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Advisor and Subadviser, as applicable, wishes to accept while reducing or avoiding certain other risks.

         SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vise versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A credit default swap is a specific kind of counterparty agreement designed to transfer the third party credit risk between parties. One party in the swap is a lender and faces credit risk from a third party and the counterparty in the credit default swap agrees to insure this risk in exchange for regular periodic payments (essentially an insurance premium). If the third party defaults, the party providing insurance will have to purchase from the insured party the defaulted asset.

         Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

         A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Advisor/Subadviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.


         Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.


         Swap agreements are typically settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and the Advisor or Subadviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

         The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Advisor or Subadviser, as applicable, under the supervision of the Board of Trustees, is responsible for determining and monitoring liquidity of a particular Fund's transactions in swap agreements.


         The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

         COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). The Funds may invest in CMOs. Privately issued CMOs generally represent an ownership interest in a pool of federal agency mortgage pass-through securities such as those issued by the Government National Mortgage Association, Federal National Mortgage Association or Federal Home Loan Mortgage Corporation. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools.

         The market for such CMOs has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors make government-related pools highly liquid.

         Certain debt securities such as, but not limited to, mortgage-related securities, CMOs, asset backed securities (ABSs) and securitized loan receivables, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of compliance with stated maturity policies and calculation of the Bond Fund's weighted average maturity, the effective maturity of such securities will be used.

         ADJUSTABLE RATE MORTGAGE SECURITIES ("ARMS"). The Funds may invest in ARMS. Generally, adjustable rate mortgages have a specified maturity date and amortize principal over their life. In periods of declining interest rates there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed-rate mortgage securities is that the interest rate can and does change in accordance with movements in a particular, pre-specified, published interest rate index. There are two main categories of indices: those based on U.S. Treasury obligations and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. The amount of interest on an adjustable rate mortgage is calculated by adding a specified amount to the applicable index, subject to limitations on the maximum and minimum interest that is charged during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

         The underlying mortgages which collateralize the ARMS will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage-related securities in which a Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage-related securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.


         FOREIGN CURRENCY TRANSACTIONS. The Funds may engage in foreign currency transactions. In addition, the Strategic Income Fund, the Total Return Bond Fund and the Short-Term Bond Fund may invest in foreign government debt.


         Currency Risks. The exchange rates between the U.S. dollar and foreign currencies are a function of such factors as supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation and other economic and political conditions. Although the Funds value their assets daily in U.S. dollars, they may not convert their holdings of foreign currencies to U.S. dollars daily. The Funds may incur conversion costs when they convert their holdings to another currency. Foreign exchange dealers may realize a profit on the difference between the price at which the Funds buy and sell currencies.

         The Funds may engage in foreign currency exchange transactions in connection with their portfolio investments. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies.

         FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. The Funds may enter into forward foreign currency exchange contracts in order to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and a foreign currency involved in an underlying transaction. However, forward foreign currency exchange contracts may limit potential gains which could result from a positive change in such currency relationships. Each of the Advisor or Subadviser, as applicable, believes that it is important to have the flexibility to enter into forward foreign currency exchange contracts whenever it determines that it is in each of the Funds' best interest to do so. The Funds may also enter into forward foreign currency exchange contracts to gain exposure to currencies underlying various securities or financial instruments held in the respective Fund.

         In addition, the Funds may be permitted to engage in cross-hedging. Cross-hedging involves the use of forward contracts to shift currency exposure from one non-U.S. Dollar currency to another non-U.S. Dollar currency. An example would be where, the Fund were overweight securities denominated in Sterling and the portfolio manager wished to bring that segment's currency weighting back within the parameters of the index. In this case, the portfolio manager would sell Sterling and buy the Euro using forward contracts. Cross-hedging will only be done relative to an established index and will not exceed 50% of a Fund's net assets.


         Currency hedging may also be accomplished through "proxy hedging," which is defined as entering into a position in one currency to hedge investments denominated in another currency, where two currencies are economically linked or otherwise correlated.

         FOREIGN CURRENCY OPTIONS. The Funds may engage in foreign currency options, and the funds in which they invest may purchase funds that engage in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price on a specified date or during the option period. The owner of a call option has the right, but not the obligation, to buy the currency. Conversely, the owner of a put option has the right, but not the obligation, to sell the currency.

         When the option is exercised, the seller (i.e., writer) of the option is obligated to fulfill the terms of the sold option. However, either the seller or the buyer may, in the secondary market, close its position during the option period at any time prior to expiration. A call option on foreign currency generally rises in value if the underlying currency appreciates in value, and a put option on foreign currency generally rises in value if the underlying currency depreciates in value. Although purchasing a foreign currency option can protect the Funds against an adverse movement in the value of a foreign currency, the option will not limit the movement in the value of such currency. For example, if a Fund were holding securities denominated in a foreign currency that was appreciating and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put option. Likewise, if a Fund were to enter into a contract to purchase a security denominated in foreign currency and, in conjunction with that purchase, were to purchase a foreign currency call option to hedge against a rise in value of the currency, and if the value of the currency instead depreciated between the date of purchase and the settlement date, it would not have to exercise its call. Instead, it could acquire in the spot market the amount of foreign currency needed for settlement.


         Special Risks Associated with Foreign Currency Options. Buyers and sellers of foreign currency options are subject to the same risks that apply to options generally. In addition, there are certain additional risks associated with foreign currency options. The markets in foreign currency options are relatively new, and a Fund's ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. Although the Funds will not purchase or write such options unless and until, in the opinion of the Advisor or Subadviser, as applicable, the market for them has developed sufficiently to ensure that the risks in connection with such options are not greater than the risks in connection with the underlying currency, there can be no assurance that a liquid secondary market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

         The value of a foreign currency option depends upon the value of the underlying currency relative to the U.S. dollar. As a result, the price of the option position may vary with changes in the value of either or both currencies and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. option markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets until they reopen.

         FOREIGN CURRENCY FUTURES TRANSACTIONS. By using foreign currency futures contracts and options on such contracts, the Funds may be able to achieve many of the same objectives as they would through the use of forward foreign currency exchange contracts. The Funds may be able to achieve these objectives possibly more effectively and at a lower cost by using futures transactions instead of forward foreign currency exchange contracts.

         Special Risks Associated with Foreign Currency Futures Contracts and Related Options. Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. In addition, there are risks associated with foreign currency futures contracts and their use as a hedging device similar to those associated with options on currencies, as described above.


         Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market. To reduce this risk, the Funds will not purchase or write options on foreign currency futures contracts unless and until, in the opinion of the Advisor or Subadviser, as applicable, the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Funds because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract.


         GUARANTEED INVESTMENT CONTRACTS. The Funds may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under a GIC, the Fund gives cash to an insurance company which credits the Fund with the amount given plus interest based on a certain index, which interest is guaranteed to be not less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the insurance company's general assets. The Funds will only purchase GICs from insurance companies which, at the time of purchase, have total assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Board of Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be subject to a Fund's limitation on illiquid investments.

         LENDING OF PORTFOLIO SECURITIES. The Funds may lend portfolio securities. The collateral received when a Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of a Fund or the borrower. A Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. A Fund would not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         LOAN PARTICIPATION NOTES. The Funds may purchase loan participation notes. A loan participation note represents participation in a corporate loan of a commercial bank with a remaining maturity of one year or less. Such loans must be to corporations in whose obligations the Funds may invest. Any participation purchased by a Fund must be issued by a bank in the United States with total assets exceeding $1 billion. Because the issuing bank does not guarantee the participation in any way, the participation is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Fund to assert through the issuing bank such rights as may exist against the corporate borrower if the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Moreover, under the terms of the loan participation a Fund may be regarded as a creditor of the issuing bank (rather than the underlying corporate borrower), so that the Fund may also be subject to the risk that the issuing bank may become insolvent. The secondary market, if any, for loan participations is extremely limited and any such participation purchased by a Fund may be regarded as illiquid.

         LOWER-RATED AND UNRATED SECURITIES. The Funds may invest in higher yielding (and, therefore, higher risk), lower-rated fixed-income securities, including investment-grade securities, junk bonds and unrated securities. Securities rated in the fourth highest category by S&P or Moody's, BBB and Baa, respectively, although considered investment grade, may possess speculative characteristics, and changes in economic or other conditions are more likely to impair the ability of issuers of these securities to make interest and principal payments than with respect to issuers of higher grade bonds.

         Generally, medium or lower-rated securities and unrated securities of comparable quality, sometimes referred to as "junk bonds," offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. The yield of junk bonds will fluctuate over time.

         Special Risks Associated with Lower-Rated And Unrated Securities. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower-rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss due to default by these issuers is significantly greater because medium and lower-rated securities and unrated securities of comparable quality generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. Since the risk of default is higher for lower-rated debt securities, the Advisor's or Subadviser's research and credit analysis are an especially important part of managing securities of this type held by a Fund. In light of these risks, the Advisor or Subadviser, in evaluating the creditworthiness of an issue, whether rated or unrated, will take various factors into consideration, which may include, as applicable, the issuer's financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.


         In addition, the market value of securities in lower-rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower-rated or unrated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its portfolio and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for a Fund to purchase and may also have the effect of limiting the ability of the Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.

         Lower-rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for shareholders. Also, as the principal value of bonds moves inversely with movements in interest rates, in the event of rising interest rates the value of the securities held by the Funds may decline relatively proportionately more than a portfolio consisting of higher rated securities. If a Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower-rated securities.


         Subsequent to its purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by that Fund. Neither event will require sale of the security by the Fund, but the Advisor or Subadviser will consider this event in its determination of whether the Fund should continue to hold the security.


         The market for lower-rated debt securities may be thinner and less active than that for higher rated debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-rated debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last sale information is available. Adverse publicity and changing investor perception may affect the ability of outside pricing services to value lower-rated debt securities and the ability to dispose of these securities.

         A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Fund.


         In considering investments for the Strategic Income Fund and High Yield Bond Fund, the Advisor and Subadviser, respectively, will attempt to identify those issuers of high yielding debt securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Advisor's or Subadviser's analysis will focus on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

         MONEY MARKET INSTRUMENTS. The Funds may invest in money market instruments, which are high quality, short-term fixed income securities that adhere to the guidelines (i.e., liquidity, maturity and credit quality) set forth by Securities and Exchange Commission Rule 2a-7 under the 1940 Act, which governs the allowable investments purchased by money market funds.


         MUNICIPAL LEASES. The Funds may purchase municipal securities in the form of participation interests which represent undivided proportional interests in lease payments by a governmental or non-profit entity. The lease payments and other rights under the lease provide for and secure the payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. In particular, lease obligations may be subject to periodic appropriation. If the entity does not appropriate funds for future lease payments, the entity cannot be compelled to make such payments. Furthermore, a lease may provide that the certificate trustee cannot accelerate lease obligations upon default. The trustee would only be able to enforce lease payments as they become due. In the event of a default or failure of appropriation, it is unlikely that the trustee would be able to obtain an acceptable substitute source of payment. In determining the liquidity of municipal lease securities, the Advisor, under the authority delegated by the Trustees, will base its determination on the following factors: (a) whether the lease can be terminated by the lessee; (b) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (c) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and, prospects); (d) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"); and (e) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease.

         MUNICIPAL SECURITIES. The Funds may invest in municipal securities of any state which have the characteristics set forth in the prospectus of that Fund. Examples of municipal securities are (a) governmental lease certificates of participation issued by state or municipal authorities where payment is secured by installment payments for equipment, buildings, or other facilities being leased by the state or municipality; (b) municipal notes; (c) serial bonds; (d) tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; (e) bond anticipation notes sold in anticipation of the issuance of long-term bonds in the future; (f) pre-refunded municipal bonds whose timely payment of interest and principal is ensured by an escrow of U.S. government obligations; and (g) general obligation bonds.

         VARIABLE RATE MUNICIPAL SECURITIES. The Funds may invest in variable rate municipal securities. Variable interest rates generally reduce changes in the market value of municipal securities from their original purchase prices. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable rate municipal securities than for fixed income obligations. Many municipal securities with variable interest rates purchased by the Funds are subject to repayment of principal (usually within seven days) on the Funds' demand. The terms of these variable-rate demand instruments require payment of principal and accrued interest from the issuer of the municipal obligations, the issuer of the participation interests, or a guarantor of either issuer.

         PARTICIPATION INTERESTS. The Funds may invest in participation interests. Participation interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly. The financial institutions from which the Funds may purchase participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give these Funds the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days).

         REAL ESTATE INVESTMENT TRUSTS. The Funds (other than the Municipal Bond and Money Market Funds) may invest in real estate investment trusts ("REITs"), which are pooled investment vehicles investing primarily in income producing real estate or real estate loans or interest. The Funds' investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

         REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements. A repurchase agreement is an agreement whereby a fund takes possession of securities from another party in exchange for cash and agrees to sell the security back to the party at a specified time and price. To the extent that the original seller does not repurchase the securities from a Fund, a Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by a Fund might be delayed pending court action. A Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Advisor or Subadviser, as applicable, to be creditworthy pursuant to guidelines established by the Trustees.


         RESTRICTED AND ILLIQUID SECURITIES. A Fund may invest in securities issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) securities are restricted as to disposition under the federal securities laws and are generally sold to institutional investors, such as the Funds, who agree that they are purchasing such securities for investment purposes and not with a view to public distributions. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) securities are normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in such securities, thus providing liquidity. (The Funds believe that Section 4(2) securities and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid.) The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including
Section 4(2) securities, as determined by the Advisor or Subadviser, as applicable, as liquid and not subject to the investment limitation applicable to illiquid securities.


         The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under the Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive safe harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Funds believe that the SEC staff has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees consider the following criteria in determining the liquidity of certain restricted securities: the frequency of trades and quotes for the security; the number of dealers willing to purchase or sell the security and the number of other potential buyers; dealer undertakings to make a market in the security; and the nature of the security and the nature of the marketplace trades.

         REVERSE REPURCHASE AGREEMENTS. Except as provided above, the Funds may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, a Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future it will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable a Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that a Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

         When effecting reverse repurchase agreements, liquid assets of a Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated on a Fund's records at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

         STAND-BY COMMITMENTS. The Funds may enter into stand-by commitments with respect to municipal obligations held by them. Under a stand-by commitment, a dealer agrees to purchase at a Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

         The Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities).

         The Funds intend to enter into stand-by commitments only with dealers, banks and broker-dealers which, in the Advisor's opinion, present minimal credit risks. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments will be valued at zero in determining net asset value of a Fund. Accordingly, where a Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment is held by the Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

         STRIPPED OBLIGATIONS. The Funds may purchase U.S. Treasury Obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or other institution. These "stripped" U.S. Treasury obligations are offered under the Separate Trading of Registered Interest and Principal Securities ("STRIPS") program or Coupon Under Bank-Entry Safekeeping ("CUBES") program. The Funds may also purchase other stripped securities issued directly by agencies or instrumentalities of the U.S. government. STRIPS and CUBES represent either future interest or principal payments and are direct obligations of the U.S. government that clear through the Federal Reserve System. These participations, which may be issued by the U.S. government (or a U.S. government agency or instrumentality) or by private issuers such as banks and other institutions, are issued at a discount to their face value, and may, with respect to the Bond Funds, include stripped mortgage-backed securities ("SMBS"). Stripped securities, particularly SMBS, may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The Funds also may purchase U.S. dollar-denominated stripped securities that evidence ownership in the future interest payments or principal payments on obligations of foreign governments.

         SMBS are usually structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed obligations. A common type of SMBS will have one class receiving all of the interest, while the other class receives all of the principal. However, in some cases, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped.

         SMBS which are not issued by the U.S. government (or a U.S. government agency or instrumentality) are considered illiquid. SMBS issued by the U.S. government (or a U.S. government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board of Trustees if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of a Fund's per share net asset value.

         Within the past several years, the Treasury Department has facilitated transfers of ownership of stripped securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system and the STRIPS program. Under the STRIPS program, the Funds will be able to have their beneficial ownership of stripped securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

         In addition, the Funds may acquire other U.S. government obligations and their unmatured interest coupons that have been stripped by their holder. Having separated the interest coupons from the underlying principal of the U.S. government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax purposes. The Trust is unaware of any binding legislative, judicial or administrative authority on this issue. The staff of the Securities and Exchange Commission believes that participations in TIGRs, CATS and other similar trusts are not U.S. Government securities.

         Although a "stripped" security may not pay interest to holders prior to maturity, federal income tax regulations require a Fund to recognize as interest income a portion of the security's discount each year. This income must then be distributed to shareholders along with other income earned by the Fund. To the extent that any shareholders in a Fund elect to receive their dividends in cash rather than reinvest such dividends in additional Fund shares, cash to make these distributions will have to be provided from the assets of the Fund or other sources such as proceeds of sales of Fund shares and/or sales of portfolio securities. In such cases, the Fund will not be able to purchase additional income producing securities with cash used to make such distributions and its current income may ultimately be reduced as a result.

         TRUST PREFERRED SECURITIES. Trust preferred securities are issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities currently permit the issuing entity to treat the interest payments as a tax-deductible cost. These securities, which have no voting rights, have a final stated maturity date and a fixed schedule for periodic payments. In addition, these securities have provisions which afford preference over common and preferred stock upon liquidation, although the securities are subordinated to other, more senior debt securities of the same issuer. The issuers of these securities have the right to defer interest payments for a period of up to five years, although interest continues to accrue cumulatively. The deferral of payments may not exceed the stated maturity date of the securities themselves. The non-payment of deferred interest at the end of the permissible period will be treated as an event of default. At the present time, the Internal Revenue Service treats capital securities as debt.

         U.S. GOVERNMENT OBLIGATIONS. The types of U.S. government obligations in which the Funds may invest include debt securities issued or guaranteed as to principal and interest by the U.S. Treasury and obligations issued by U.S. Government-sponsored enterprises ("GSEs"), which may be agencies or instrumentalities of the U.S. Government, the securities of which are not guaranteed as to principal and interest by the U.S. Treasury. U.S. Government securities that are guaranteed and insured by the full faith and credit of the U.S. Treasury include U.S. Treasury securities and securities issued by the Government National Mortgage Association (Ginnie Mae) and the Small Business Administration (SBA). U.S. Government securities issued by GSEs that are neither guaranteed or insured by the full faith and credit of the U.S. Treasury but which have the ability to borrow from the Treasury include Federal Home Loan Bank (FHLB), Student Loan Marketing Association (Sallie-Mae), Tennessee Valley Authority (TVA), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac). Federal Farm Credit Bank (FFCB) is a GSE that issues securities that are neither guaranteed nor insured by the full faith and credit of the U.S. Treasury and which has no ability to borrow from the Treasury. While there are different degrees of credit quality, all U.S. Government securities and securities issued by GSEs generally are considered highly credit worthy. The Student Loan Marketing Association can also issue debt as a corporation, which is not considered a U.S. Government obligation.

         VARIABLE RATE U.S. GOVERNMENT SECURITIES. Some of the short-term U.S. government securities that the Funds may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable rate U.S. government securities.

         OVERSEAS PRIVATE INVESTMENT CORPORATION CERTIFICATES. The Funds may invest in Certificates of Participation issued by the Overseas Private Investment Corporation ("OPIC"). OPIC is a U.S. Government agency that sells political risk insurance and loans to help U.S. businesses invest and compete in over 140 emerging markets and developing nations worldwide. OPIC provides medium to long-term loans and guaranties to projects involving significant equity or management participation. OPIC can lend up to $250 million per project on either a project finance or a corporate finance basis in countries where conventional institutions are often unable or unwilling to lend on such a basis. OPIC issues Certificates of Participation to finance projects undertaken by U.S. companies. These certificates are guaranteed by OPIC and backed by the full faith and credit of the U.S. Government.

         WARRANTS. The Funds may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

         WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. A Fund may enter into when-issued and delayed delivery transactions. These transactions are made to secure what is considered to be an advantageous price or yield for a Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of a Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked-to-market daily and are maintained until the transaction has been settled. The Funds do not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 25% of the total value of their assets.


         TEMPORARY AND DEFENSIVE INVESTMENTS. A Fund (other than the Money Market Funds) may hold up to 100% of its assets in cash, short-term debt securities or other short-term instruments for temporary defensive purposes. Each of the Short Term Bond Fund, Municipal Bond Fund, Intermediate Municipal Bond Fund, Ohio Municipal Bond Fund and Michigan Municipal Bond Fund may shorten their dollar-weighted average maturity below its normal range if such action is deemed appropriate by the Advisor. The Michigan Municipal Bond Fund may invest in municipal bonds the income on which is exempt from federal income tax but not exempt from Michigan personal income taxes. The Michigan Municipal Money Market Fund may invest in short-term taxable money market obligations. The Money Market Funds may hold up to 100% of their assets in cash. A Fund will adopt a temporary defensive position when, in the opinion of the Advisor or Subadviser, as applicable, such a position is more likely to provide protection against adverse market conditions than adherence to the Fund's other investment policies. The types of short-term instruments in which the Funds may invest for such purposes include short-term money market securities, such as repurchase agreements, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, certificates of deposit, time deposits and bankers' acceptances of certain qualified financial institutions and corporate commercial paper, which at the time of purchase are rated at least within the "A" major rating category by Standard & Poor's ("S&P") or the "Prime" major rating category by Moody's Investors Service, Inc. ("Moody's"), or, if not rated, issued by companies having an outstanding long-term unsecured debt issue rated at least within the "A" category by S&P or Moody's.

         PORTFOLIO TURNOVER. The Funds will not attempt to set or meet portfolio turnover rates since any turnover would be incidental to transactions undertaken in an attempt to achieve the Funds' investment objectives. The portfolio turnover rates for the Funds except the Money Market Funds for fiscal years ended July 31, 2007 and July 31, 2006 were as follows:

------------------------------------------------------------ ------------------------- --------------------------
                                                               FISCAL YEAR ENDED JULY     FISCAL YEAR ENDED JULY
                                                                             31, 2007                   31, 2006
------------------------------------------------------------ ------------------------- --------------------------
Small Cap Growth Fund                                                             90%                        67%
------------------------------------------------------------ ------------------------- --------------------------
Mid Cap Growth Fund                                                               55%                        69%
------------------------------------------------------------ ------------------------- --------------------------
Quality Growth Fund                                                               98%                       108%
------------------------------------------------------------ ------------------------- --------------------------

                                       31

------------------------------------------------------------ ------------------------- --------------------------
                                                               FISCAL YEAR ENDED JULY     FISCAL YEAR ENDED JULY
                                                                             31, 2007                   31, 2006
------------------------------------------------------------ ------------------------- --------------------------
Structured Large Cap Plus Fund(1)                                                141%                       126%
------------------------------------------------------------ ------------------------- --------------------------
Equity Index Fund                                                                  4%                         6%
------------------------------------------------------------ ------------------------- --------------------------
Balanced Fund(2)                                                                  59%                       191%
------------------------------------------------------------ ------------------------- --------------------------
Micro Cap Value Fund                                                              72%                        42%
------------------------------------------------------------ ------------------------- --------------------------
Small Cap Value Fund                                                              46%                        99%
------------------------------------------------------------ ------------------------- --------------------------
All Cap Value Fund                                                                23%                        40%
------------------------------------------------------------ ------------------------- --------------------------
Disciplined Large Cap Value Fund                                                  49%                        57%
------------------------------------------------------------ ------------------------- --------------------------
LifeModel Aggressive FundSM                                                       14%                        14%
------------------------------------------------------------ ------------------------- --------------------------
LifeModel Moderately Aggressive FundSM                                            20%                        19%
------------------------------------------------------------ ------------------------- --------------------------
LifeModel Moderate FundSM                                                         18%                        30%
------------------------------------------------------------ ------------------------- --------------------------
LifeModel Moderately Conservative FundSM                                          30%                        22%
------------------------------------------------------------ ------------------------- --------------------------
LifeModel Conservative FundSM                                                     24%                        15%
------------------------------------------------------------ ------------------------- --------------------------
Strategic Income Fund                                                             18%                         8%
------------------------------------------------------------ ------------------------- --------------------------
Dividend Growth Fund(3)                                                           68%                       147%
------------------------------------------------------------ ------------------------- --------------------------
International Equity Fund                                                         20%                        23%
------------------------------------------------------------ ------------------------- --------------------------
High Yield Bond Fund                                                              42%                        41%
------------------------------------------------------------ ------------------------- --------------------------
Total Return Bond Fund(4)                                                         65%                       352%
------------------------------------------------------------ ------------------------- --------------------------
Short Term Bond Fund                                                              75%                        53%
------------------------------------------------------------ ------------------------- --------------------------
Municipal Bond Fund                                                               27%                        87%
------------------------------------------------------------ ------------------------- --------------------------
Intermediate Municipal Bond Fund                                                  37%                        60%
------------------------------------------------------------ ------------------------- --------------------------
Ohio Municipal Bond Fund                                                          12%                        25%
------------------------------------------------------------ ------------------------- --------------------------
Michigan Municipal Bond Fund                                                      28%                        12%
------------------------------------------------------------ ------------------------- --------------------------


1 The quantitative management process employed by the Structured Large Cap Plus Fund tends to result in slightly higher turnover rates than some fundamentally managed portfolios.

2 The Balanced Fund experienced an increase in portfolio turnover during the fiscal year ended July 31, 2006 as a result of its transition to an active core strategy in January 2006, which required a restructuring of the Fund's equity positions.

3 The Dividend Growth Fund experienced an increase in portfolio turnover for the fiscal year ended July 31, 2006 due to a shift in the Fund's principal investment strategy and change in name, effective August 1, 2005.

4 The Total Return Bond Fund was subject to increased portfolio turnover rate for the fiscal year ended July 31, 2006 due to mortgage-backed positions rolled monthly into the to-be-announced (TBA) market.


INVESTMENT RISKS (MICHIGAN MUNICIPAL MONEY MARKET FUND AND MICHIGAN MUNICIPAL BOND FUND)

         The State of Michigan's economy is principally dependent on manufacturing (particularly automobiles, office equipment and other durable goods), tourism and agriculture and historically has been highly cyclical. It remains highly cyclical despite a gradually diversifying economy.

         The economy of Michigan continues to be significantly weaker than that of the nation as a whole. The decline in Michigan wage and salary employment from its peak in early 2000 has been three times more severe than the national decline from its peak. The unemployment rate in the State as of mid-2007 was an estimated 7.2%. However, in calendar year 2006, personal income in Michigan is estimated to have grown 3.5% on a year to year basis.

         The overall decline in the State's economy, exacerbated by Michigan's dependence upon manufacturing, and particularly automobile manufacturing, had the effect of requiring the State to make significant adjustments in expenditures and to seek additional revenue sources. This process continued throughout the period 2001 through mid-2007. Among other means of supporting expenditures for State programs, the State's Counter-Cyclical Budget and Economic Stabilization Fund, a reserve fund designed for times of economic decline, which exceeded $1.2 billion as of September 30, 2000, has been substantially expended.

         Among the budget uncertainties facing the State during the next several years are whether the school finance reform package presently in force will provide adequate revenues to fund Kindergarten through Twelfth Grade education in the future, whether international economic and business conditions will continue to adversely affect Michigan's economy, particularly automobile production, and the uncertainties presented by proposed changes in Federal aid policies for state and local governments.

         The State Constitution limits the amount of total State revenues that can be raised from taxes and certain other sources. State revenues (excluding federal aid and revenues for payment of principal and interest on general obligation bonds) in any fiscal year are limited to a fixed percentage of State personal income in the prior calendar year or average of the prior three calendar years, whichever is greater, and this fixed percentage equals the percentage of the 1978-79 fiscal year state government revenues to total calendar 1977 State personal income (which was 9.49%).

         If in any fiscal year revenues exceed the revenue limitation by 1% or more, the entire amount of such excess must be rebated in the following fiscal year's personal income tax or other State source. Any excess of less than 1% may be transferred to the State's Counter-Cyclical Budget and Economic Stabilization Fund. The State may raise taxes in excess of the limit for emergencies when deemed necessary by the Governor and two-thirds of the members of each house of the Legislature.

         The State Constitution also provides that the proportion of State spending paid to all units of local government to total State spending may not be reduced below the proportion in effect in the 1978-79 fiscal year.

         The State Constitution also requires the State to finance any new or expanded activity of local governments mandated by State law. Any expenditures required by this provision would be counted as State spending for local units of government for the purpose of determining compliance with the provision cited above.

         The State Constitution limits State general obligation debt to (i) short-term debt for State operating purposes, (ii) short and long-term for the purpose of making loans to school districts, and (iii) long-term debt for voter-approved purposes.

         Short-term debt for operating purposes is limited to an amount not in excess of 15% of undedicated revenue received during the preceding fiscal year and must be issued only to meet obligations incurred pursuant to appropriation and repaid during the fiscal year in which incurred. Such debt does not require voter approval.

         The amount of debt incurred by the State for the purpose of making loans to school districts is recommended by the State Treasurer, who certifies the amounts necessary for loans to school districts. The bonds may be issued in whatever amount required without voter approval. All other general obligation bonds issued by the State must be approved as to amount, purpose and method of repayment by a two-thirds vote of each house of the Legislature and by a majority vote of the public at a general election. There is no limitation as to number or size of such general obligation issues.

         There are also various State authorities and special purpose agencies created by the State which issue bonds secured by specific revenues. Such debt is not a general obligation of the State.

         The State has issued and outstanding general obligation full faith and credit bonds for Water Resources, Environmental Protection Program, Recreation Program and School Loan purposes. As of September 30, 2006, the State had approximately $1.8 billion of general obligation bonds outstanding.

         The State may issue notes or bonds without voter approval for the purposes of making loans to school districts. The proceeds of such notes or bonds are deposited in the School Bond Loan Fund maintained by the State Treasurer and used to make loans to school districts for payment of debt on qualified general obligation bonds issued by local school districts.

         As of mid-2007, the ratings on State of Michigan general obligation bonds were "Aa3" by Moody's and "AA-" by S&P. There is no assurance that such ratings will continue for any period of time or that such ratings will not be revised or withdrawn. Because all or most of the Michigan Municipal Obligations are revenue or general obligations of local governments or authorities, rather than general obligations of the State of Michigan itself, ratings on such Michigan Municipal Obligations may be different from those given to the State of Michigan.

         The State is a party to various legal proceedings seeking damages or injunctive or other relief. In addition to routine litigation, certain of these proceedings could, if unfavorably resolved from the point of view of the State, substantially affect State programs or finances. These lawsuits involved programs generally in the areas of corrections, tax collection, commerce, and proceedings involving other budgetary reductions to school districts and governmental units, and court funding. The ultimate disposition of these proceedings was not determinable as of mid-2007.

         The State Constitution limits the extent to which municipalities or political subdivisions may levy taxes upon real and personal property through a process that regulates assessments.

         In 1994, Michigan voters approved a comprehensive property tax and school finance reform measure commonly known as Proposal A. Under Proposal A, as approved and implemented, effective May 1, 1994, the State's sales and use tax increased from 4% to 6%, the State's income tax decreased from 4.6% to 4.4% (since reduced to 3.9%), and other new or increased taxes were imposed, including those on tobacco products and real estate transfers. In addition, beginning in 1994, a new State property tax of 6 mills began to be imposed on all real and personal property subject to the general property tax. All local school boards are authorized, with voter approval, to levy up to the lesser of 18 mills or the number of mills levied in 1993 for school operating purposes on non-homestead property and non-qualified agricultural property.

         Proposal A shifted significant portions of the cost of local school operations from local school districts to the State and raised additional State revenues to fund these additional State expenses. These additional revenues will be included within the State's constitutional revenue limitations and impact the State's ability to raise additional revenues in the future.

         Additional revenue sources and expenditure reductions have been the subject of continuing discussion between the Governor and the Legislature since 2006. The Michigan Single Business Tax statute was repealed in 2006, effective December 31, 2007. It had been replaced by a new statute which creates the Michigan Business Tax, a complex combination of a gross receipts tax and a net income tax on business activity on and after January 1, 2008.

         Even with the revenue to be provided by the new Michigan Business Tax, the State still faces a budget deficit for the fiscal year beginning October 1, 2007 in the range of $1.5 billion to $1.8 billion. The manner of correction of this imbalance through a combination of new sources of increased revenue and additional expenditures reductions had not been determined as of early autumn, 2007, although an increase in the personal income tax rate from the present 3.9% is likely to be a portion of the solution.

INVESTMENT RISKS (OHIO MUNICIPAL BOND FUND AND OHIO TAX EXEMPT MONEY MARKET
FUND)

         The State of Ohio is a leading industrial state and exporter of manufactured goods. During the past two decades, both the number and percentage of manufacturing jobs, particularly in durable goods, has declined. Job growth in the state has been primarily in business services and distribution sectors. Ohio's economy is concentrated in automobile production and equipment, steel, rubber products and household appliances. Because Ohio and certain local governments have large exposure to these industries, trends in these industries, over the long term, may affect the demographic and financial position of Ohio and its local governments. To the degree that Ohio local governments are exposed to domestic manufacturers that fail to make competitive adjustments, employment rates and disposable income of Ohio residents may deteriorate, possibly leading to population declines and the erosion of local government tax bases.

         In addition to the economic trends above, the political climate in various local governments may contribute to the decisions of various businesses and individuals to relocate outside of Ohio. A locality's political climate in particular may affect its own credit standing. For Ohio and its underlying local governments, adjustment of credit ratings by the ratings agencies may affect the ability to issue securities and thereby affect the supply of issuances meeting the Fund's standards for investment.

         Ohio ended its fiscal year 2007 with a General Revenue Fund balance of $215,534,000. Ohio has also maintained a "rainy day" fund, the Budget Stabilization Fund, which had a balance of $1,012,289,000 as of the end of fiscal year 2007.

         Litigation, similar to that in other states, has been pending in Ohio courts since 1991 questioning the constitutionality of Ohio's system of school funding and compliance with the state constitutional requirement that Ohio provide a "thorough and efficient system of common schools." On December 11, 2002, the Ohio Supreme Court, in a 4-3 decision, concluded (as it had in 1997 and 2000) that the State had not complied with that requirement and directed the General Assembly "to enact a school-funding scheme that is thorough and efficient." At this time, it is not possible to predict the response of the General Assembly to this decision or whether any such response will be subject to further litigation. Several bills have been introduced in the General Assembly to address school funding, but the outcomes of these bills are uncertain. School funding poses significant but manageable challenges to the overall fiscal stability of Ohio.

         Ohio has established procedures for fiscal emergencies under which financial planning and supervision commissions are established to monitor the fiscal affairs of financially troubled local governments. The original municipal fiscal emergency law was enacted in 1979 as a response to a financial crisis in the city of Cleveland. Since that time, financial planning and supervision commissions have aided 45 Ohio local governments declared in fiscal emergency. As of July 2007, sixteen remain under stewardship. Under this law, a local government is required to develop a financial plan to eliminate deficits and cure any defaults. In 1996, the fiscal emergency protection law was extended to Ohio counties and townships and the "fiscal watch" status was created to provide early warning to faltering local governments approaching emergency status. As of July 2007, five local governments were under fiscal watch.

         Ohio has established procedures for financial planning and supervision of school districts declared to be in fiscal caution, fiscal watch or fiscal emergency. As of June 30, 2006, out of approximately 600 school districts in Ohio, thirteen school districts were under fiscal watch, and ten were under fiscal emergency. The foregoing discussion only highlights some of the significant financial trends and problems affecting Ohio and its underlying local governments.

                          FIFTH THIRD FUNDS MANAGEMENT

         The Funds are managed under the direction of the Board of Trustees. Subject to the provisions of the Declaration of Trust, By-laws and Massachusetts law, the Trustees have all powers necessary and desirable to carry out this responsibility, including the election and removal of Trust officers.

TRUSTEES AND OFFICERS

         The Trustees and officers of the Trust, their ages, the positions they hold with the Trust, their terms of office and lengths of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that each Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address, unless otherwise noted, of the persons listed below is 38 Fountain Square Plaza, Cincinnati, Ohio 45263.

                              INDEPENDENT TRUSTEES

----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
                                                                                                NUMBER OF
                         POSITION                                                            PORTFOLIOS IN
                           HELD       TERM OF OFFICE         PRINCIPAL OCCUPATION(S)          FUND COMPLEX         OTHER
                         WITH THE     AND LENGTH OF              DURING THE PAST              OVERSEEN BY    DIRECTORSHIPS HELD
    NAME AND AGE          TRUST       TIME SERVED                   5 YEARS                    TRUSTEE          BY TRUSTEE
----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
Edward Burke Carey      Chairman-    Indefinite,       President, Carey Realty                     32        Canisius
Age: 62                 Board of     January           Investments, Inc. (commercial real                    College-Trustee.
                        Trustees     1989-Present      estate), 1990-Present.

----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
David J. Durham         Trustee      Indefinite,       Chairman of the Board, President            32        Chairman of the
Age: 62                              June              and Chief Executive Officer of                        Board of Norris
                                     2001-Present      Clipper Products, Inc., (importer                     Products
                                                       and wholesale distributor),                           Corporation, a
                                                       September 1997-Present.                               wholesale
                                                                                                             distributor,
                                                                                                             2005-Present.

----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
David J. Gruber         Trustee      Indefinite,       President, DJG Financial Consulting         32        None
Age: 44                              December          (accounting and finance
                                     2003-Present      consultant), June 2007-Present.
                                                       Project Professional, Resources
                                                       Global Professionals (accounting
                                                       and finance consultant), December
                                                       2004-May 2007. CFO, Ohio Arts &
                                                       Sports Facilities Commission (state
                                                       funding oversight agency), March
                                                       2003-December 2004. Finance
                                                       Director, Ohio Expositions
                                                       Commission (state fair and expo
                                                       center), April 1996-March 2003.

----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------

                                       36

----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
                                                                                                NUMBER OF
                         POSITION                                                            PORTFOLIOS IN
                           HELD       TERM OF OFFICE         PRINCIPAL OCCUPATION(S)          FUND COMPLEX         OTHER
                         WITH THE     AND LENGTH OF              DURING THE PAST              OVERSEEN BY    DIRECTORSHIPS HELD
    NAME AND AGE          TRUST       TIME SERVED                   5 YEARS                    TRUSTEE          BY TRUSTEE
----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
J. Joseph Hale Jr.      Trustee      Indefinite,       EVP and Managing Director, DHR              32        Trustee for
Age: 58                              March             International (executive                              Hanover College,
                                     2001-Present      recruiter), April 2007-Present.                       National
                                                       Consultant, Duke Energy, April                        Underground
                                                       2006-March 2007. President, Cinergy                   Freedom Center,
                                                       Foundation (manager of corporate                      the Cincinnati
                                                       contributions of certain Duke                         Zoo, the Ohio Arts
                                                       Energy entities), November 2001-                      Council, the
                                                       Present.                                              Cincinnati Parks
                                                                                                             Foundation and
                                                                                                             Playhouse in the
                                                                                                             Park.

----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------
John E. Jaymont         Trustee      Indefinite,       Business Development Director,              32        Printing
Age: 62                              October 2001-     PIANKO (printing industry                             Industries of
                                     Present           association), Feb. 2002- Present.                     America: Web
                                                       Business Management Consultant,                       Offset Assoc.,
                                                       April 2000-February 2002.                             Director; Master
                                                                                                             Printers of
                                                                                                             America, Director.
----------------------- ------------ ----------------- ------------------------------------- --------------- --------------------

                                    OFFICERS

------------------------------- --------------------- --------------------- -----------------------------------------------------
                                     POSITION(S)           TERM OF
                                        HELD              OFFICE AND
           NAME AND                   WITH THE            LENGTH OF                       PRINCIPAL OCCUPATION(S)
             AGE                       FUNDS              TIME SERVED                     DURING THE PAST 5 YEARS
------------------------------ --------------------- ---------------------  -----------------------------------------------------
E. Keith Wirtz                  President             Indefinite, April     President, Fifth Third Asset Management, Inc.
Age: 47                                               2007-Present          2003-Present, Managing Partner, Paladin Investment
                                                                            Associates, LLC, 2000-2003.

------------------------------- --------------------- --------------------- -----------------------------------------------------
Matthew A. Ebersbach            Vice President        Indefinite, March     Vice President of Fifth Third Bank since 2006;
Age: 37                                               2006-Present          Assistant Vice President of Fifth Third Bank from
                                                                            2001 to 2005.

------------------------------- --------------------- --------------------- -----------------------------------------------------
Richard B. Ille                 Vice President        Indefinite, April     Managing Director, Products and Marketing, Fifth
Age: 43                                               2007-Present          Third Asset Management, Inc., 2001-Present.

------------------------------- --------------------- --------------------- -----------------------------------------------------
James A. Mautino                Anti-Money            Indefinite,           Vice President and Chief Compliance Officer, Fifth
Age: 39                         Laundering and        February              Third Asset Management, Inc. August 2005-Present,
                                Chief Compliance      2007-Present          Director of Risk and Compliance, State Street Bank
                                Officer                                     and Trust Company, October 1995-July 2005.

------------------------------- --------------------- --------------------- -----------------------------------------------------
Christopher Bell                Treasurer             Indefinite, April     Chief Operating Officer, Fifth Third Asset
Age: 37                                               2007-Present          Management, Inc. , 2005-Present, Senior Vice
                                                                            President and Chief Financial Officer, Investment
                                                                            Advisors Division, Fifth Third Bank 1998-2005.

------------------------------- --------------------- --------------------- -----------------------------------------------------

                                       37

------------------------------- --------------------- --------------------- -----------------------------------------------------
                                     POSITION(S)           TERM OF
                                        HELD              OFFICE AND
           NAME AND                   WITH THE            LENGTH OF                       PRINCIPAL OCCUPATION(S)
             AGE                       FUNDS              TIME SERVED                     DURING THE PAST 5 YEARS
------------------------------ --------------------- ---------------------  -----------------------------------------------------
Matthew A. Swendiman            Secretary             Indefinite, April     Assistant Vice President and Counsel of Fifth Third
Age: 34                                               2007-Present          Bank, March 2006 to Present. Attorney, Kirkpatrick
                                                                            & Lockhart Nicholson Graham, LLP, May 2005-March
                                                                            2006. Counsel, The Phoenix Companies, Inc., July
                                                                            2002-April 2005.

------------------------------- --------------------- --------------------- -----------------------------------------------------
Christopher Roetzer(1)          Assistant Treasurer   Indefinite, June      Vice President, State Street Bank and Trust Company
Age: 44                                               2007-Present          (a Massachusetts trust company) from 2004 to
                                                                            Present. Vice President, Assistant Treasurer
                                                                            and Principal Accounting Officer, IDEX Mutual
                                                                            Funds, AEGON/Transamerica Series Fund, Inc.;
                                                                            various AEGON USA affiliates, 1986-2003.

------------------------------- --------------------- --------------------- -----------------------------------------------------
Tracy Kaufman(1)                Assistant Treasurer   Indefinite, June      Officer, State Street Bank and Trust Company (a
Age: 49                                               2007-Present          Massachusetts trust company) from 1986 to Present.

------------------------------- --------------------- --------------------- -----------------------------------------------------
Francine S. Hayes(1)            Assistant Secretary   Indefinite, June      Vice President and Counsel, State Street Bank and
Age: 39                                               2007-Present          Trust Company (a Massachusetts trust company) from
                                                                            2004 to Present; and Assistant Vice President and
                                                                            Counsel, State Street Bank and Trust Company, from
                                                                            2001 to 2004.

------------------------------- --------------------- --------------------- -----------------------------------------------------



(1) The business address for Mr. Roetzer, Ms. Kaufman and Ms. Hayes is State Street Bank and Trust Company, One Lincoln Street, Boston, MA 02111.

For interested Officers, positions held with affiliated persons of the Trust are listed in the following table:

  ----------------------------- --------------------------------------------------------------------------------------------
  NAME                          POSITIONS HELD WITH AFFILIATED PERSONS OF THE FUNDS
  ----------------------------- --------------------------------------------------------------------------------------------
  E. Keith Wirtz                Fifth Third Asset Management, Inc., President
  ----------------------------- --------------------------------------------------------------------------------------------
  Matthew A. Ebersbach          Fifth Third Asset Management, Vice President
  ----------------------------- --------------------------------------------------------------------------------------------
  Richard B. Ille               Fifth Third Asset Management, Inc., Managing Director
  ----------------------------- --------------------------------------------------------------------------------------------
  Matthew A. Swendiman          Fifth Third Bank, Assistant Vice President
  ----------------------------- --------------------------------------------------------------------------------------------
  James A. Mautino              Fifth Third Asset Management, Inc., Vice President and Chief Compliance Officer
  ----------------------------- --------------------------------------------------------------------------------------------
  Christopher Bell              Fifth Third Bank, Senior Vice President and Chief Financial Officer
  ----------------------------- --------------------------------------------------------------------------------------------


COMMITTEES OF THE BOARD OF TRUSTEES


         AUDIT COMMITTEE. The purposes of the Audit Committee are to oversee the Trust's accounting and financial reporting policies and practices; to oversee the quality and objectivity of the Trust's financial statements and the independent audit thereof; to consider the selection of an independent registered public accounting firm for the Trust and the scope of the audit; and to act as a liaison between the Trust's independent auditors and the full Board of Trustees. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. For the fiscal year ended July 31, 2007, there were four meetings of the Audit Committee.


         NOMINATIONS COMMITTEE. The purpose of the Nominations Committee is to recommend qualified candidates to the Board of Trustees in the event that a position is vacated or created. Messrs. Hale, Durham, Jaymont and Gruber serve on this committee. The Committee will consider nominees recommended by shareholders. Recommendations should be submitted to the Nominations Committee in care of the Fifth Third Funds, 38 Fountain Square Plaza, Cincinnati, Ohio
45263. During the fiscal year ended July 31, 2007, the Nominations Committee did not meet.

         COMPLIANCE COMMITTEE. The purpose of the Compliance Committee is to review, analyze and investigate compliance matters of the Trust identified by the Board to the Committee. The Committee's function is strictly one of oversight. Generally, the full Board, rather than this Committee, will exercise direct oversight with respect to the Trust's compliance matters. Messrs. Hale and Gruber serve on this committee. During the fiscal year ended July 31, 2007, the Compliance Committee met seven times.


         SPECIAL PROXY VOTING COMMITTEE. The purpose of the Special Proxy Voting Committee is to consider and determine how to vote on behalf of the Trust with respect to specific votes referred by the Trust's investment adviser. Messrs. Hale, Durham, Jaymont, and Gruber serve on this Committee. During the fiscal year ended July 31, 2007, the Special Proxy Voting Committee met one time.

TRUSTEES' SECURITIES OWNERSHIP

         For each Trustee, the following table discloses the dollar range of equity securities beneficially owned by the Trustee in the Fund and, on an aggregate basis, in any registered investment companies overseen by the Trustee within the Fund's family of investment companies as of December 31, 2006:


---------------------------- ------------------------------------------------------------ ---------------------------------------
NAME OF TRUSTEE              DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS               AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                          SECURITIES IN ALL REGISTERED
                                                                                          INVESTMENT COMPANIES OVERSEEN BY
                                                                                          TRUSTEE IN FAMILY OF INVESTMENT
                                                                                          COMPANIES
---------------------------- ------------------------------------------------------------ ---------------------------------------
Edward Burke Carey           Mid Cap Growth Fund:  $10,001-50,000                         >$100,000
                             Quality Growth Fund: >$100,000
                             Equity Index Fund: $10,001-50,000
                             Balanced Fund: $10,001-50,000
                             Small Cap Value Fund: $1-10,000
                             Dividend Growth Fund: $10,001-50,000
                             Prime Money Market Fund: >$100,000
                             Government Money Market Fund: >$100,000*
                             Disciplined Large Cap Value Fund: $1-10,000

---------------------------- ------------------------------------------------------------ ---------------------------------------
J. Joseph Hale, Jr.          LifeModel Aggressive FundSM: $1-10,000                       $1-10,000

---------------------------- ------------------------------------------------------------ ---------------------------------------
David J. Durham              Prime Money Market Fund: $1-10,000                           >$100,000
                             Mid Cap Growth Fund: $10,001-50,000
                             Quality Growth Fund: $10,001-50,000
                             All Cap Value Fund: $10,001-50,000
                             Technology Fund: $10,001-50,000**
                             LifeModel Moderate FundSM: $10,001-50,000
                             LifeModel Moderately Aggressive FundSM: $10,001-50,000

---------------------------- ------------------------------------------------------------ ---------------------------------------
John E. Jaymont              Small Cap Growth Fund: $1-10,000                             $1-10,000
                             Quality Growth Fund: $1-10,000
                             International Equity Fund: $1-10,000
                             Dividend Growth Fund: $1-10,000

---------------------------- ------------------------------------------------------------ ---------------------------------------

                                       39

---------------------------- ------------------------------------------------------------ ---------------------------------------
NAME OF TRUSTEE              DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS               AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                          SECURITIES IN ALL REGISTERED
                                                                                          INVESTMENT COMPANIES OVERSEEN BY
                                                                                          TRUSTEE IN FAMILY OF INVESTMENT
                                                                                          COMPANIES
---------------------------- ------------------------------------------------------------ ---------------------------------------
David J. Gruber              LifeModel Moderately Aggressive FundSM: $10,001-50,000       $10,001-50,000
                             Technology Fund: $1-10,000**
                             Ohio Municipal Bond Fund: $1-10,000
                             Prime Money Market Fund: $1-10,000
                             All Cap Value Fund: $1-10,000
                             Dividend Growth Fund: $1-10,000
                             International Equity Fund:  $1-10,000
                             Disciplined Large Cap Value Fund: $1-10,000

---------------------------- ------------------------------------------------------------ ---------------------------------------


-----------
* On November 19, 2007 the Government Money Market Fund was acquired by the Prime Money Market Fund.

** On November 19, 2007 the Technology Fund was acquired by the Mid Cap Growth Fund.


         As of December 31, 2006, none of the independent Trustees or their immediate family members owned beneficially the securities of an investment adviser or principal underwriter of the Trust, or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Trust.


         As of November 19, 2007, the Officers and Trustees owned less than 1% of any class of any Fund.


TRUSTEES COMPENSATION

         Trustees, who are not interested persons of the Trust receive from the Trust, receive an annual retainer of $32,500 for service on the Board. Each Independent Trustee receives a fee of $7,500 for each regular quarterly Board meeting attended in person and $3,750 for each special meeting held by telephone. Each Independent Trustee also receives a fee of $3,750 for attendance by telephone at any meeting of the Board other than a regular quarterly meeting. Trustees are reimbursed for any out-of-pocket expenses relating to attendance at such meetings. The Chairperson receives an annual retainer of $37,500, in addition to any other fees received.

         Each Audit Committee member receives an annual retainer of $3,125 and a fee of $1,000 for each Audit Committee meeting attended in person. The Chairperson of the Audit Committee receives an annual retainer of $10,000, in addition to any other fees received.

         Each Compliance Committee member receives an annual retainer of $5,500. The Compliance Committee fees are paid only in years in which a Compliance Committee meeting takes place. The

Chairperson of the Compliance Committee
receives an additional retainer of $2,000, in addition to any other fees received.

         Each Nominations Committee member receives a fee of $500 for each Nominations Committee meeting attended in person.

      The following table summarizes the compensation, including committee fees, paid to the Trustees of the Trust for the fiscal year ended July 31, 2007.

---------------------------------- --------------------- ------------------- ------------------------ -------------------------
                                                             PENSION OR
                                                             RETIREMENT
                                        AGGREGATE         BENEFITS ACCRUED                            TOTAL COMPENSATION FROM
                                     COMPENSATION FOR        AS PART OF          ESTIMATE ANNUAL       FUNDS AND FUND COMPLEX
                                           THE             FUND EXPENSES          BENEFITS UPON         PAID TO TRUSTEES FOR
                                    FISCAL YEAR ENDING      FISCAL YEAR            RETIREMENT          THE FISCAL YEAR ENDING
                                      JULY 31, 2007*           ENDING          FISCAL YEAR ENDING          JULY 31, 2007
    NAME OF PERSON, POSITION                               JULY 31, 2007          JULY 31, 2007
---------------------------------- --------------------- ------------------- ------------------------ -------------------------
Edward Burke Carey, Trustee            $155,102.50              None                  None                  $155,102.50
---------------------------------- --------------------- ------------------- ------------------------ -------------------------
J. Joseph Hale, Jr., Trustee           $115,906.49              None                  None                  $115,906.49
---------------------------------- --------------------- ------------------- ------------------------ -------------------------
David J. Durham, Trustee               $101,122.68              None                  None                  $101,122.68
---------------------------------- --------------------- ------------------- ------------------------ -------------------------
John E. Jaymont, Trustee               $112,415.72              None                  None                  $112,415.72
---------------------------------- --------------------- ------------------- ------------------------ -------------------------
David J. Gruber, Trustee               $111,416.95              None                  None                  $111,416.95
---------------------------------- --------------------- ------------------- ------------------------ -------------------------
*excludes reimbursement of travel and other out-of-pocket expenses.




BENEFICIAL OWNERSHIP

         The following table indicates the name, address, and percentage of ownership of each person who owns of record or is known by the Trust to own beneficially 5% or more of any Class of a Fund's outstanding shares as of November 19, 2007.

      As of November 19, 2007, Fifth Third Bank held of record, as agent or trustee for its customers, more than 25% of the outstanding shares of the following Funds: _____________. As a result, Fifth Third Bank may be deemed to have control of one or more of these Funds and may be able to affect the outcome of matters presented for a vote of the shareholders of the Funds. Other shareholders of record with more than 25% of the outstanding shares of the Funds are believed to be held only as nominee.

-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
BALANCED FUND - CLASS C                                             8.25%
NFS LLC FEBO
NFS FMTC IRA
FBO Janet A. Herbst
13126 Westbank Drive
Millersport, OH 43046-9716
-------------------------------------------------------- ----------------------------- ----------------------------
BALANCED FUND - CLASS C                                             5.15%
Counsel Trust FBO
Theobald Management Inc. 401K Plan
1251 Waterfront Pl STE 525
Pittsburgh, PA 15222-4228
-------------------------------------------------------- ----------------------------- ----------------------------

                                       41

-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
BALANCED FUND - CLASS C                                             5.01%
NFS LLC FEBO
NFS FMTC IRA
FBO Joann R. Wilson
1994 Havenswood Place
Blacklick, OH 43004-8509
-------------------------------------------------------- ----------------------------- ----------------------------
BALANCED FUND - INSTITUTIONAL                                       53.12%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
BALANCED FUND - INSTITUTIONAL                                       11.64%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
BALANCED FUND - INSTITUTIONAL                                       33.84%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
DISCIPLINED LARGE CAP FUND - CLASS A                                10.34%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
DISCIPLINED LARGE CAP FUND - CLASS A                                13.04%
NFS LLC FEBO
First Mercantile-Premier Trust FIFT
First Mercantile Trust CO TTEE
Attn Funds Mgmt
57 Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------
DISCIPLINED LARGE CAP FUND - CLASS C                                22.60%
Merrill Lynch Pierce Fenner & Smith
For the Sole Benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
-------------------------------------------------------- ----------------------------- ----------------------------
DISCIPLINED LARGE CAP FUND - CLASS C                                11.95%
NFS LLC FEBO
Robert E. Gill
9500 Cunningham
Cincinnati, OH 45243-1620
-------------------------------------------------------- ----------------------------- ----------------------------
DISCIPLINED LARGE CAP FUND - INSTITUTIONAL                          44.07%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------


                                       42


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
DISCIPLINED LARGE CAP FUND - INSTITUTIONAL                          14.27%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
DISCIPLINED LARGE CAP FUND - INSTITUTIONAL                          11.47%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
DISCIPLINED LARGE CAP FUND - INSTITUTIONAL                          6.45%
Fifth Third LifeModel Moderate FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
DISCIPLINED LARGE CAP FUND - INSTITUTIONAL                          5.90%
Fifth Third LifeModel Moderately Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
DIVIDEND GROWTH FUND - CLASS B                                      20.14%
NFS LLC FEBO
Gerald W. Miller
Thomasine B. Miller
2165 Cablecar Ct
Cincinnati, OH 45244-4101
-------------------------------------------------------- ----------------------------- ----------------------------
DIVIDEND GROWTH FUND - CLASS B                                      7.10%
NFS LLC FEBO
Lynda A. King
451 Highway Avenue
Covington, KY 41016-1688
-------------------------------------------------------- ----------------------------- ----------------------------
DIVIDEND GROWTH FUND - CLASS B                                      5.86%
NFS LLC FEBO
NFS FMTC IRA
FBO Judy A. Bobo
PO Box 2428
Pensacola, FL 32513-2428
-------------------------------------------------------- ----------------------------- ----------------------------
DIVIDEND GROWTH FUND - CLASS B                                      5.60%
NFS LLC FEBO
Robert B. Eslinger
473 N Ardmore Apt 2B
Villa Park, IL 60181-1783
-------------------------------------------------------- ----------------------------- ----------------------------
DIVIDEND GROWTH FUND - CLASS B                                      5.21%
Pershing LLC
PO Box 2052
Jersey City, NJ 07303-2052
-------------------------------------------------------- ----------------------------- ----------------------------
DIVIDEND GROWTH FUND - CLASS B                                      5.07%
NFS LLC FEBO
NFS FMTC IRA
FBO Kimberly S. Lange
116 Renaissance Woods Ct
Xenia, OH 45385-8705
-------------------------------------------------------- ----------------------------- ----------------------------


                                       43


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
DIVIDEND GROWTH FUND - CLASS C                                      13.13%
NFS LLC FEBO
Kenneth Wiedwald
Lynda J. Wiedwald
371 Armour Rd
Avon Lake, OH 44012-2564
-------------------------------------------------------- ----------------------------- ----------------------------
DIVIDEND GROWTH FUND - CLASS C                                      6.78%
NFS LLC FEBO
Robert Joseph Blum III
Roberta Ann Blum
4795 Chapel Ridge Dr
Cincinnati, OH 45223-1274
-------------------------------------------------------- ----------------------------- ----------------------------
DIVIDEND GROWTH FUND - CLASS C                                      6.56%
NFS LLC FEBO
NFS FMTC IRA
FBO Edward J. Troyan
409 Whittlesey Dr
Tallmadge, OH 44278-1678
-------------------------------------------------------- ----------------------------- ----------------------------
DIVIDEND GROWTH FUND - CLASS C                                      5.77%
NFS LLC FEBO
NFS FMTC IRA
FBO Patricia Ann Landrum
8281 Manning Rd
Germantown, OH 45327-9389
-------------------------------------------------------- ----------------------------- ----------------------------
DIVIDEND GROWTH FUND - CLASS C                                      5.20%
NFS LLC FEBO
NFS FMTC IRA
FBO Susan E. Orlich
3201 E 38 St
Des Moines, IA 50317-3921
-------------------------------------------------------- ----------------------------- ----------------------------
DIVIDEND GROWTH FUND - INSTITUTIONAL                                74.35%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
DIVIDEND GROWTH FUND - INSTITUTIONAL                                9.63%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - CLASS A                                         42.18%
NFS LLC FEBO
First Mercantile-Premier Trust FIFT
First Mercantile Trust CO TTEE
Attn Funds Mgmt
57 Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - CLASS A                                         21.56%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------


                                       44


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - CLASS C                                         10.97%
NFS LLC FEBO
NFS FMTC IRA
FBO Marc Manly
9200 Old Indian Hill Rd
Cincinnati, OH 45243-3438
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - CLASS C                                         7.66%
NFS LLC FEBO
SEM Haven
5840 Beechnut Dr
Cincinnati, OH 45230-5122
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - CLASS C                                         6.60%
NFS LLC FEBO
Margaret A. Kilburg TTEE
Margaret A. Kilburg Revoc Trust
758 Exmoor Oaks Drive
Highland Park, IL 60035-1806
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - CLASS C                                         5.95%
Counsel Trust Co
FBO Prestige Audio Visual 401K Plan
The Times Building
1251 Waterfront Pl STE 525
Pittsburgh, PA 15222-4228
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - INSTITUTIONAL                                   77.40%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - INSTITUTIONAL                                   10.06%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - INSTITUTIONAL                                   9.71%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - PREFERRED                                       56.14%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - PREFERRED                                       38.91%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------


                                       45


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - SELECT                                          60.43%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - SELECT                                          24.08%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - SELECT                                          15.49%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - TRUST                                           76.60%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
EQUITY INDEX FUND - TRUST                                           19.13%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS A                                      5.66%
Fifth Third Funds
Attn Scott Snowden
38 Fountain Square Plaza MD 1090R8
Cincinnati, OH 45202-3191
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS A                                      5.61%
NFS LLC FEBO
George M. David
757 Compton Road
Cincinnati, OH 45231-5056
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS A                                      5.87%
NFS LLC FEBO
NFS FMTC IRA
FBO Nancy A. Boden
2918 Branch Lick Road
California, KY 41007-9274
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS A                                      23.06%
NFS LLC FEBO
Mr. Paul B. Williams
Paul B. Williams
802 South 16th St
Chesterton, IN 46304-2820
-------------------------------------------------------- ----------------------------- ----------------------------



                                       46


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS A                                      7.09%
NFS LLC FEBO
NFS FMTC Rollover IRA
FBO John A. McElligott
10490 Rangeline Rd
Berrien Springs, MI 49103-9203
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS A                                      25.05%
NFS LLC FEBO
NFS FMTC IRA
FBO Janice K. Macbrair
8437 Gamma Court
Cincinnati, OH 45231-6019
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS A                                      6.41%
NFS LLC FEBO
NFS FMTC SEP IRA
FBO Sandra L. Widders
7249 Rosegate Pl
Dublin, OH 43017-2142
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS A                                      6.33%
NFS LLC FEBO
NFS FTMC Rollover IRA
FBO Donna L. Schmidt
49w523 Hinckley Rd
Big Rock, IL 60511-9320
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS A                                      55.39%
NFS LLC FEBO
Orma G. Vanderkooi TTEE
Orma G. Vanderkooi Family LIV TR
500 Michigan Ave
Holland, MI 49423-4740
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS B                                      8.90%
Fifth Third Funds
Attn Scott Snowden
38 Fountain Square Plaza MD 1090R8
Cincinnati, OH 45202-3191
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS B                                      27.35%
NFS LLC FEBO
NFS FMTC IRA
FBO Barbara A. Beyer
7214 Bellowind Court
Reynoldsburg, OH 43068-6020
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS B                                      21.33%
NFS LLC FEBO
NFS FMTC IRA
FBO Chester Kosakowski
6535 Highland Drive
Independence, OH 44131-6352
-------------------------------------------------------- ----------------------------- ----------------------------


                                       47


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS B                                      28.21%
NFS LLC FEBO
NFS FTMC IRA
FBO Dandridge S. Tomalin
6235 Chagrin River Rd
Chagrin Falls, OH 44022-3337
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS C                                      7.47%
Fifth Third Funds
Attn Scott Snowden
38 Fountain Square Plaza MD 1090R8
Cincinnati, OH 45202-3191
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS C                                      8.24%
Merrill Lynch Pierce Fenner & Smith
For the Sole Benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS C                                      12.38%
NFS LLC FEBO
John S. Gregor
John S. Gregor
4809 N Ozanam Ave
Norridge, IL 60706-3201
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - CLASS C                                      11.61%
NFS LLC FEBO
NFS FMTC SEP IRA
FBO Kirk R. Hunter
9 Jamestown Dr
Michigan City, IN 46360-1979
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - INSTITUTIONAL                                5.81%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - INSTITUTIONAL                                38.65%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - INSTITUTIONAL                                15.46%
Fifth Third LifeModel Moderately Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - INSTITUTIONAL                                5.85%
Fifth Third LifeModel Moderately Conservative FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
HIGH YIELD BOND FUND - INSTITUTIONAL                                29.62%
Fifth Third LifeModel Moderate FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------


                                       48


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND -                        72.08%
INSTITUTIONAL
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND -                        19.13%
INSTITUTIONAL
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND -                        6.63%
INSTITUTIONAL
Mellon Financial Markets LLC
FBO United Health Corp
One Mellon Center Suite 0475
Pittsburgh, PA 15258-0001
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - PREFERRED              5.44%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - PREFERRED              68.03%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - PREFERRED              26.54%
Bank of New York
Hare & Co
Attn STIF/Master Note
111 Sanders Creek Pkwy
East Syracuse, NY 13057-1381
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - SELECT                 32.95%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------


                                       49


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - SELECT                 67.05%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - TRUST                  88.23%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL GOVERNMENT MONEY MARKET FUND - TRUST                  11.77%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL                     42.67%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL                     7.35%
Sprint Corporation
2003 Edmund Halley Drive
Attn Seth Milans
Reston, VA 20191-3436
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL MONEY MARKET FUND - INSTITUTIONAL                     30.27%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL MONEY MARKET FUND - PREFERRED                         23.52%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL MONEY MARKET FUND - SELECT                            26.43%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------


                                       50


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL MONEY MARKET FUND - SELECT                            73.57%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL MONEY MARKET FUND - SELECT                            76.48%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL MONEY MARKET FUND - SELECT                            13.52%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
INSTITUTIONAL MONEY MARKET FUND - TRUST                             86.48%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
INTERMEDIATE MUNICIPAL BOND FUND - CLASS A                          8.01%
Edward W. Bottum Sr.
TRST Edward and Gladys Bottum Trust
9357 Spencer Rd
Brighton, MI 48114-7550
-------------------------------------------------------- ----------------------------- ----------------------------
INTERMEDIATE MUNICIPAL BOND FUND - CLASS A                          12.73%
NFS LLC FEBO
L Duanne O'Neal
Helen T. O'Neal
1225 Country Club Road
Martinsville, IN 46151-7510
-------------------------------------------------------- ----------------------------- ----------------------------
INTERMEDIATE MUNICIPAL BOND FUND - CLASS A                          13.44%
NFS LLC FEBO
Betty J. Krey
1350 Florence Path
The Villages, FL 32162-7738
-------------------------------------------------------- ----------------------------- ----------------------------
INTERMEDIATE MUNICIPAL BOND FUND - CLASS A                          8.32%
NFS LLC FEBO
Macatawa Bank DBA Zeel Co
PO Box 3119
Holland, MI 49422-3119
-------------------------------------------------------- ----------------------------- ----------------------------


                                       51


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
INTERMEDIATE MUNICIPAL BOND FUND - CLASS B                          8.92%
NFS LLC FEBO
Robert C. Hartung TTEE
Robert C. Hartung Living REVOC TR
9205 Parkwood Ct
Fort Myers, FL 33908-2829
-------------------------------------------------------- ----------------------------- ----------------------------
INTERMEDIATE MUNICIPAL BOND FUND - CLASS B                          8.96%
NFS LLC FEBO
John Herbst
TOD Janet Mae Herbst
1321 Yellowwood Drive
Columbus, OH 43229-4414
-------------------------------------------------------- ----------------------------- ----------------------------
INTERMEDIATE MUNICIPAL BOND FUND - CLASS B                          16.04%
NFS LLC FEBO
Gladys M. Harrison
TOD Sharon Kay Sherry
TOD James Michael Harrison
303 Driftwood Dr
Greenville, OH 45331-2883
-------------------------------------------------------- ----------------------------- ----------------------------
INTERMEDIATE MUNICIPAL BOND FUND - CLASS B                          40.29%
NFS LLC FEBO
Jerry V. Friedley
1915 Gladstone Drive
Ft Wayne, IN 46816-3733
-------------------------------------------------------- ----------------------------- ----------------------------
INTERMEDIATE MUNICIPAL BOND FUND - CLASS C                          19.99%
NFS LLC FEBO
Patricia A. Parks
Patricia A. Parks
9720 Brandt
Oak Lawn, IL 60453-3027
-------------------------------------------------------- ----------------------------- ----------------------------
INTERMEDIATE MUNICIPAL BOND FUND - CLASS C                          34.73%
NFS LLC FEBO
Margaret E. OShaughnessy
5383 Steinmeier Dr N
Indianapolis, IN 46220-3969
-------------------------------------------------------- ----------------------------- ----------------------------
INTERMEDIATE MUNICIPAL BOND FUND - CLASS C                          10.62%
NFS LLC FEBO
Ann Greis TTEE
Greis Family TR TR
2948 Tabor Oaks Ln
Lexington, KY 40502-2898
-------------------------------------------------------- ----------------------------- ----------------------------
INTERMEDIATE MUNICIPAL BOND FUND - CLASS C                          10.44%
NFS LLC FEBO
Aurora C. Raneses TTEE
Aurora C. Raneses REVOC TR
8445 Old Plank Rd
Grand Blanc, MI 48439-2011
-------------------------------------------------------- ----------------------------- ----------------------------


                                       52

-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
INTERMEDIATE MUNICIPAL BOND FUND - CLASS C                          5.31%
NFS LLC FEBO
Robert D. Hemeyer
Carol Ann Hemeyer
4878 Emerald Ln
Brunswick, OH 44212-1172
-------------------------------------------------------- ----------------------------- ----------------------------
INTERMEDIATE MUNICIPAL BOND FUND - CLASS C                          11.63%
NFS LLC FEBO
Judith M. Lanning
David F. Lanning
127 Reo Dr
Chillicothe, OH 45601-9467
-------------------------------------------------------- ----------------------------- ----------------------------
INTERMEDIATE MUNICIPAL BOND FUND - INSTITUTIONAL                    98.22%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
INTERNATIONAL EQUITY FUND - CLASS A                                 41.60%
NFS LLC FEBO
First Mercantile - Premier TR FIFT
First Mercantile Trust CO TTEE
Attn Funds Mgmt
57 Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------
INTERNATIONAL EQUITY FUND - INSTITUTIONAL                           12.96%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
INTERNATIONAL EQUITY FUND - INSTITUTIONAL                           39.42%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
INTERNATIONAL EQUITY FUND - INSTITUTIONAL                           7.23%
Fifth Third LifeModel Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
INTERNATIONAL EQUITY FUND - INSTITUTIONAL                           10.42%
Fifth Third LifeModel Moderate FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
INTERNATIONAL EQUITY FUND - INSTITUTIONAL                           16.89%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
INTERNATIONAL EQUITY FUND - INSTITUTIONAL Fifth Third               9.59%
LifeModel Moderately Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------

                                       53


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL AGGRESSIVE FUNDSM - CLASS A                               6.32%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL AGGRESSIVE FUNDSM - CLASS A                               37.15%
NFS LLC FEBO Premier Trust
FMT 5th 3rd Life M First Mercantile Trust TTEE 57
Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL AGGRESSIVE FUNDSM - CLASS C                               7.68%
NFS LLC FEBO
NFS FMTC IRA
FBO Sarah D. Taylor
819 Birney Land
Cincinnati, OH 45230-3716
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL AGGRESSIVE FUNDSM - INSTITUTIONAL                         8.49%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL AGGRESSIVE FUNDSM - INSTITUTIONAL                         84.30%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL CONSERVATIVE FUNDSM -                                     5.03%
CLASS C
Merrill Lynch Pierce Fenner & Smith
For the sole benefit of its customers
4800 Dear Lake Drive East
Jacksonville, FL 32246-6484
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL CONSERVATIVE FUNDSM -                                     6.48%
CLASS C
NFS LLC FEBO
Ehsan Ul Haq MD
Naseem S. Haq MD MD
9765 Buckhorn Drive
Frisco, TX 75034-1320
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL CONSERVATIVE FUNDSM -                                     9.68%
CLASS C
NFS LLC FEBO
Henry Lumber Co Inc. Pft Sharing Pl Tr
Attn Jack S. Henry President
395 Quarry Street
Marion, OH 43302-3101
-------------------------------------------------------- ----------------------------- ----------------------------


                                       54


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL CONSERVATIVE FUNDSM - CLASS A                             49.88%
NFS LLC FEBO Premier Trust
FMT 5th 3rd Life M First Mercantile Trust TTEE 57
Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL CONSERVATIVE FUNDSM - INSTITUTIONAL                       91.71%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATE CONSERVATIVE FUNDSM -                            9.53%
INSTITUTIONAL
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATE CONSERVATIVE FUNDSM -                            6.88%
INSTITUTIONAL
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATE CONSERVATIVE FUNDSM -                            31.46%
CLASS A
NFS LLC FEBO Premier Trust
FMT 5th 3rd Life M First Mercantile Trust TTEE 57
Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATE CONSERVATIVE FUNDSM -                            5.79%
CLASS C
NFS LLC FEBO
Louis A. Volpe
Catherine A. Volpe
101 McColloch Drive
Wheeling, WV 26003-8007
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATE CONSERVATIVE FUNDSM - CLASS A                    6.19%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATE CONSERVATIVE FUNDSM - INSTITUTIONAL              70.10%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------


                                       55


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATE CONSERVATIVE FUNDSM - INSTITUTIONAL              13.40%
NFS LLC FEBO
Premier Trust
First Mercantile Trust CO
Spectrum Clearing Account
57 Germantown Ct
Cordova, TN 38018-42743
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATE CONSERVATIVE FUNDSM - INSTITUTIONAL              13.40%
NFS LLC FEBO
Premier Trust
First Mercantile Trust CO
Spectrum Clearing Account
57 Germantown Ct
Cordova, TN 38018-42743
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATE FUNDSM -                                         30.88%
CLASS A
NFS LLC FEBO Premier Trust
FMT 5th 3rd Life M First Mercantile Trust TTEE 57
Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATE FUNDSM - CLASS A                                 6.24%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATE FUNDSM - INSTITUTIONAL                           94.81%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM -                            22.65%
CLASS A
NFS LLC FEBO Premier Trust
FMT 5th 3rd Life M First Mercantile Trust TTEE 57
Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM -                            6.30%
CLASS C
NFS LLC FEBO
Richard P. Stopper
Richard P. Stopper
700 N High Street
CO RJ Snappers
Columbus, OH 43215-1500
-------------------------------------------------------- ----------------------------- ----------------------------


                                       56


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM - INSTITUTIONAL              7.02%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM - INSTITUTIONAL              5.91%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM - INSTITUTIONAL              79.68%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
LIFEMODEL MODERATELY AGGRESSIVE FUNDSM - INSTITUTIONAL              7.22%
NFS LLC FEBO
Premier Trust
First Mercantile Trust CO
Spectrum Clearing Account
57 Germantown Ct
Cordova, TN 38018-42743
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS A                              21.04%
NFS LLC FEBO
Betty Jean Thomas
3608 Cook Valley Blvd SE
Grand Rapids, MI 49546-8324
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS A                              21.04%
NFS LLC FEBO
Richard E. Thomas
2350 Forrest Rd
Winter Park, FL 32789-6029
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS A                              14.54%
NFS LLC FEBO
The Northern Trust Company
PO Box 92956
Chicago, IL 60675-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS A                              5.02%
NFS LLC FEBO
Judith Ann Lacks
901 San Lucia SE
Grand Rapids, MI 49546-3454
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS A                              4.84%
NFS LLC FEBO
The Northern Trust Company
PO Box 92956
Chicago, IL 60675-0001
-------------------------------------------------------- ----------------------------- ----------------------------


                                       57


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS B                              19.98%
NFS LLC FEBO
Sophia Bradley TTEE
William E. Bradley TR
4700 S Ski View Circle
Cedar, MI 49621-8871
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS B                              11.09%
NFS LLC FEBO
Silvo Dalzot
Donna Dalzot
17905 Poplar St
Riverview, MI 48193-7647
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS B                              10.10%
NFS LLC FEBO
Rose D. Ploe
Claire E. Huetter
21290 Dunham Street
Clinton Township, MI 48036-1000
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS B                              9.05%
NFS LLC FEBO
Nancy D. Wright
7377 Day Forrest Rd
Empire, MI 49630-9457
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS B                              6.90%
NFS LLC FEBO
John S. Morgan
1565 W Norton Ave
Muskegon, MI 49441-4322
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS B                              5.84%
Raymond James & Assoc Inc.
FBO Lee Mildred
880 Carillon Pkwy
St. Petersburg, FL 33716-1100
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS C                              35.76%
NFS LLC FEBO
Doris Balmer
100 E Dansville Rd
Dansville, MI 48819-9712
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS C                              13.64%
NFS LLC FEBO
Hazel Rose
1436 W Holt Rd
Mason, MI 48854-9467
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS C                              10.67%
NFS LLC FEBO
Janet Alice Fricano TTEE
Janet Alice Fricano TR
8960 100th St SE
Alto, MI 49302-9220
-------------------------------------------------------- ----------------------------- ----------------------------


                                       58


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS C                              8.44%
NFS LLC FEBO
Marjorie C. Clemetsen TTEE
Marjorie C. Clemetsen TR
557 Collingwood Dr
East Lansing, MI 48823-3213
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS C                              7.59%
NFS LLC FEBO
Monica M. Smith
TOD Kent C. Smith
811 East Exchange St
Owosso, MI 48867-3213
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS C                              7.41%
NFS LLC FEBO
Russell Dentico
18380 Parke Lane
Grosse Ile, MI 48138-1036
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS C                              7.19%
NFS LLC FEBO
Robert J. Dykstra
Phyllis J. Dykstra
14786 James St
Holland, MI 49424-6302
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - CLASS C                              7.13%
NFS LLC FEBO
Barbara E. Soet
James R. Soet
360 Taos Ave NE
Ada, MI 49301-8322
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL BOND FUND - INSTITUTIONAL                        98.00%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND - CLASS A                      98.31%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND - INSTITUTIONAL                74.28%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------


                                       59


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
MICHIGAN MUNICIPAL MONEY MARKET FUND - INSTITUTIONAL                25.72%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
MICRO CAP VALUE FUND - CLASS A                                      15.39%
NFS LLC FEBO
First Mercantile Trust
Attn Funds Mgmt
57 Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------
MICRO CAP VALUE FUND - CLASS A                                      8.56%
Pershing LLC
PO Box 2052
Jersey City, NJ 07303-2052
-------------------------------------------------------- ----------------------------- ----------------------------
MICRO CAP VALUE FUND - CLASS A                                      5.98%
Merrill Lynch Pierce Fenner & Smith
For the Sole Benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
-------------------------------------------------------- ----------------------------- ----------------------------
MICRO CAP VALUE FUND - INSTITUTIONAL                                24.96%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MICRO CAP VALUE FUND - INSTITUTIONAL                                24.76%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
MICRO CAP VALUE FUND - INSTITUTIONAL                                15.56%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MICRO CAP VALUE FUND - INSTITUTIONAL                                8.91%
Saxon and Co
PO Box 7780-1888
Philadelphia, PA 19182-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MICRO CAP VALUE FUND - INSTITUTIONAL                                5.69%
NFS LLC FEBO
Huntington Bank
7 Easton Oval
Columbus, OH 43219-6010
-------------------------------------------------------- ----------------------------- ----------------------------


                                       60


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
MID CAP GROWTH FUND - CLASS A                                       26.55%
NFS LLC FEBO
First Mercantile Trust CO
Premier Trust
Attn Funds Mgmt
57 Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------
MID CAP GROWTH FUND - CLASS C                                       9.12%
Counsel Trust FBO
Theobald Management Inc. 401K Plan
1251 Waterfront Pl Ste 525
Pittsburgh, PA 15222-4228
-------------------------------------------------------- ----------------------------- ----------------------------
MID CAP GROWTH FUND - INSTITUTIONAL                                 35.48%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MID CAP GROWTH FUND - INSTITUTIONAL                                 25.33%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
MID CAP GROWTH FUND - INSTITUTIONAL                                 13.79%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MID CAP GROWTH FUND - INSTITUTIONAL                                 8.36%
Fifth Third LifeModel Moderate FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MID CAP GROWTH FUND - INSTITUTIONAL                                 7.93%
Fifth Third LifeModel Moderately Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MID CAP GROWTH FUND - INSTITUTIONAL                                 5.98%
Fifth Third LifeModel Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MULTI CAP VALUE FUND - CLASS A                                      15.24%
Merrill Lynch Pierce Fenner & Smith
For the Sole Benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
-------------------------------------------------------- ----------------------------- ----------------------------
MULTI CAP VALUE FUND - CLASS A                                      5.96%
NFS LLC FEBO
First Mercantile-Premier Trust FIFT
First Mercantile Trust CO TTEE
Attn Funds Mgmt
57 Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------


                                       61


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
MULTI CAP VALUE FUND - CLASS C                                      49.17%
Merrill Lynch Pierce Fenner & Smith
For the Sole Benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
-------------------------------------------------------- ----------------------------- ----------------------------
MULTI CAP VALUE FUND - INSTITUTIONAL                                49.74%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MULTI CAP VALUE FUND - INSTITUTIONAL                                11.23%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MULTI CAP VALUE FUND - INSTITUTIONAL                                9.47%
Fifth Third LifeModel Moderate FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MULTI CAP VALUE FUND - INSTITUTIONAL                                8.47%
Fifth Third LifeModel Moderately Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MULTI CAP VALUE FUND - INSTITUTIONAL                                6.60%
Fifth Third LifeModel Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MULTI CAP VALUE FUND - INSTITUTIONAL                                5.88%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - CLASS A                                       8.48%
Edward W. Bottum Sr. Trst
Edward and Gladys Bottum Trust
9357 Spencer Rd
Brighton, MI 48114-7550
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - CLASS A                                       19.56%
NFS LLC FEBO
Lesa Distasi TTEE
Anthony Distasi Revoc Tr
1838 Rusticwoods Ln
Cincinatti, OH 45255-2473
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - CLASS A                                       5.67%
NFS LLC FEBO
Martin R. Fasel Revoc Tr
Martin R. Fasel TTEE
7742 W Golf Dr
Unit 1A
Palos Heights, IL 60463-3065
-------------------------------------------------------- ----------------------------- ----------------------------


                                       62


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - CLASS A                                       12.63%
NFS LLC FEBO
William G. Steenken TTEE
Shelly L. Steenken TR
3040 Herman Rd
Hamilton, OH 45013-9533
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - CLASS A                                       11.38%
NFS LLC FEBO
William G. Steenken TTEE
William G. Steenken Jr. TR
3040 Herman Rd
Hamilton, OH 45013-9533
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - CLASS B                                       8.59%
Charles Schwab & Co. Inc.
Special Custody A/C FBO Customers
Attn Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4151
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - CLASS B                                       7.37%
NFS LLC FEBO
Harold G. White
1560 County Road 4
Bremen, AL 35033-5025
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - CLASS B                                       8.02%
NFS LLC FEBO
David E. Lawson
Doris Lawson TTEE
The David Doris Lawson Rev Tr
14611 Minnich Rd
Hoagland, IN 46745-9706
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - CLASS B                                       11.48%
NFS LLC FEBO
Kathleen Keck GDN
Robert C. Keck
5046 Race Rd
Cincinnati, OH 45211-1718
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - CLASS B                                       11.94%
NFS LLC FEBO
David A. White
Rebecca Adkins-White
1560 County Road 4
Bremen, AL 35033-5025
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - CLASS B                                       6.70%
NFS LLC FEBO
Virgil R. Guebard
Bernadine M. Guebard
3646 Spruce Dr.
Fort Wayne, IN 46809-2044
-------------------------------------------------------- ----------------------------- ----------------------------


                                       63


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - CLASS B                                       9.80%
NFS LLC FEBO
Jerry V. Friedley
1915 Gladstone Drive
Ft. Wayne, IN 46816-3733
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - CLASS C                                       31.63%
NFS LLC FEBO
Edward Heerema Jr.
Ruth A. Heerema
1395 104th St SW
Bryon Center, MI 49315-9208
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - CLASS C                                       12.78%
NFS LLC FEBO
Stephen Zeinnet GDN
Angela Lynn Zeinner
PO Box 110
Hooven, OH 45033-0110
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - CLASS C                                       52.88%
NFS LLC FEBO
James Kotis
TOD Georgia Kotis
7415 W Oakton
Niles, IL 60714-2923
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL BOND FUND - INSTITUTIONAL                                 79.76%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL MONEY MARKET FUND - CLASS A                               96.68%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL MONEY MARKET FUND - INSTITUTIONAL                         95.50%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL MONEY MARKET FUND - PREFERRED                            100.00%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL MONEY MARKET FUND - SELECT                                99.02%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------


                                       64


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL MONEY MARKET FUND - TRUST                                 90.20%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
MUNICIPAL MONEY MARKET FUND - TRUST                                 9.80%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
OHIO MUNICIPAL BOND FUND - CLASS A                                  25.80%
NFS LLC FEBO
Louise H. Ingalls Trust
Mary G. Hobson
36 E Fourth Street Suite 1100
Cincinnati, OH 45202-3895
-------------------------------------------------------- ----------------------------- ----------------------------
OHIO MUNICIPAL BOND FUND - CLASS A                                  20.94%
NFS LLC FEBO
Louise H. Ingalls Trust
John T. Lawrence Jr.
36 E Fourth Street Suite 1100
Cincinnati, OH 45202-3895
-------------------------------------------------------- ----------------------------- ----------------------------
OHIO MUNICIPAL BOND FUND - CLASS B                                  13.09%
NFS LLC FEBO
Ruth M. Hurlburt
TOD Xavier U Cincinnati Ohio
5856 Glenway Ave
Cincinnati, OH 45238-2007
-------------------------------------------------------- ----------------------------- ----------------------------
OHIO MUNICIPAL BOND FUND - CLASS B                                  9.43%
NFS LLC FEBO
Letitia G. Giambrone
TOD Albert R Giambrone
TOD Barbara Blackstone
586 Woodview Dr
Dayton, OH 45419-3926
-------------------------------------------------------- ----------------------------- ----------------------------
OHIO MUNICIPAL BOND FUND - CLASS B                                  6.86%
NFS LLC FEBO
Vera B. Metzger
TOD Diane Cantrell
3304 Evergreen Ridge Dr
Cincinnati, OH 45215-5721
-------------------------------------------------------- ----------------------------- ----------------------------
OHIO MUNICIPAL BOND FUND - CLASS B                                  5.62%
NFS LLC FEBO
Blanche E. Parker
TOD Johnalee Tay
1812 Culver Ave
Kettering, OH 45420-2102
-------------------------------------------------------- ----------------------------- ----------------------------


                                       65


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
OHIO MUNICIPAL BOND FUND - CLASS C                                  16.71%
NFS LLC FEBO
Margaret J. Bunting
133 Golfview Drive
Tiffin, OH 44883-9288
-------------------------------------------------------- ----------------------------- ----------------------------
OHIO MUNICIPAL BOND FUND - CLASS C                                  14.91%
NFS LLC FEBO
Charles R. Newsome
Betty J. Newsome TTEE
The Newsome Family LTD PART
48300 N. Ridge Rd
Amherst, OH 44001-9642
-------------------------------------------------------- ----------------------------- ----------------------------
OHIO MUNICIPAL BOND FUND - CLASS C                                  7.85%
NFS LLC FEBO
Gina M. Szymkowiak
6877 Co Rd 2
Swanton, OH 43558-9536
-------------------------------------------------------- ----------------------------- ----------------------------
OHIO MUNICIPAL BOND FUND - CLASS C                                  7.51%
NFS LLC FEBO
Barbara M. Miller
2525 Handasyde Ct
Cincinnati, OH 45208-2719
-------------------------------------------------------- ----------------------------- ----------------------------
OHIO MUNICIPAL BOND FUND - CLASS C                                  6.95%
NFS LLC FEBO
K. David Tritsch
800 Harrison Drive
Columbus, OH 43204-3500
-------------------------------------------------------- ----------------------------- ----------------------------
OHIO MUNICIPAL BOND FUND - CLASS C                                  5.71%
NFS LLC FEBO
ATS Machine Tool Co Inc.
Attn Robert E. Dutko
7750 Division Drive
Mentor, OH 44060-4860
-------------------------------------------------------- ----------------------------- ----------------------------
OHIO MUNICIPAL BOND FUND - INSTITUTIONAL                            98.75%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
PRIME MONEY MARKET FUND - CLASS A                                   97.24%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
PRIME MONEY MARKET FUND - CLASS B                                   11.11%
NFS LLC FEBO
NFS FMTC IRA
FBO Sondra K. Risner
15471 Bent Tree Dr
Findlay, OH 45840-8685
-------------------------------------------------------- ----------------------------- ----------------------------


                                       66


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
PRIME MONEY MARKET FUND - CLASS B                                   5.01%
NFS LLC FEBO
NFS FMTC IRA
FBO Vernon Perdue
146 N Main St
Greenville, KY 42345-1557
-------------------------------------------------------- ----------------------------- ----------------------------
PRIME MONEY MARKET FUND - CLASS B                                   7.66%
NFS LLC FEBO
NFS FMTC IRA
FBO Donald W. Striker
1276 Clifty Falls Ct
Valparaiso, IN 46385-6120
-------------------------------------------------------- ----------------------------- ----------------------------
PRIME MONEY MARKET FUND - CLASS B                                   7.05%
NFS LLC FEBO
Michael A. Messer
1914 Passolt
Saginaw, MI 48602-3255
-------------------------------------------------------- ----------------------------- ----------------------------
PRIME MONEY MARKET FUND - CLASS B                                   8.17%
NFS LLC FEBO
NFS FMTC IRA
FBO Robert Bell
PO Box 750
Urbana, OH 43078-0750
-------------------------------------------------------- ----------------------------- ----------------------------
PRIME MONEY MARKET FUND - CLASS B                                   5.61%
NFS LLC FEBO
NFS FMTC IRA
FBO John Cambell
2236 Brookpark Dr
Dayton, OH 45440-2615
-------------------------------------------------------- ----------------------------- ----------------------------
PRIME MONEY MARKET FUND - CLASS B                                   5.38%
NFS LLC FEBO
NFS FMTC IRA
FBO Ruth M. Kopko
5645 Birch Hollow
Sylvania, OH 43560-4222
-------------------------------------------------------- ----------------------------- ----------------------------
PRIME MONEY MARKET FUND - CLASS C                                   13.16%
NFS LLC FEBO
NFS FMTC IRA
FBO Diana C. Ritterholz
2041 Laurel Lindale Rd
New Richmond, OH 45157-9572
-------------------------------------------------------- ----------------------------- ----------------------------
PRIME MONEY MARKET FUND - CLASS C                                   5.96%
Counsel Trust FBO
Geeaa of Evendale 401K Profit Sharing Plan Trust
1251 Waterfront Pl STE 525
Pittsburgh, PA 15222-4228
-------------------------------------------------------- ----------------------------- ----------------------------
PRIME MONEY MARKET FUND - CLASS C                                   7.21%
Counsel Trust FBO
Power Associates Inc. 401K Retirements Savings Plan
1251 Waterfront Pl STE 525
Pittsburgh, PA 15222-4228
-------------------------------------------------------- ----------------------------- ----------------------------


                                       67


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
PRIME MONEY MARKET FUND - CLASS C                                   5.29%
Counsel Trust FBO
Blue Ash Auto Body Inc. 401K Plan
1251 Waterfront Pl STE 525
Pittsburgh, PA 15222-4228
-------------------------------------------------------- ----------------------------- ----------------------------
PRIME MONEY MARKET FUND - INSTITUTIONAL                             85.50%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
PRIME MONEY MARKET FUND - INSTITUTIONAL                             5.81%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
PRIME MONEY MARKET FUND - INSTITUTIONAL                             7.84%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
QUALITY GROWTH FUND - CLASS A                                       9.40%
NFS LLC FEBO
First Mercantile
Premier Trust
Attn Funds Management
57 Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------
QUALITY GROWTH FUND - INSTITUTIONAL                                 32.22%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
QUALITY GROWTH FUND - INSTITUTIONAL                                 22.21%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2t2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
QUALITY GROWTH FUND - INSTITUTIONAL                                 10.99%
Fifth Third LifeModel Moderate FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
QUALITY GROWTH FUND - INSTITUTIONAL                                 9.86%
Fifth Third LifeModel Moderately Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------


                                       68


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
QUALITY GROWTH FUND - INSTITUTIONAL                                 9.63%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
QUALITY GROWTH FUND - INSTITUTIONAL                                 7.90%
Fifth Third LifeModel Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
SHORT TERM BOND FUND - CLASS A                                      21.43%
NFS LLC FEBO
First Mercantile
Premier Trust
Attn Funds Management
57 Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------
SHORT TERM BOND FUND - CLASS A                                      7.07%
NFS LLC FEBO
RMC Mechanical CO LLC
Attn William N. Neiheiser
President
4975 Hamilton Ave.
Cleveland, OH 44114-3906
-------------------------------------------------------- ----------------------------- ----------------------------
SHORT TERM BOND FUND - CLASS A                                      6.28%
NFS LLC FEBO
Michael Masters
PO Box 502
Maumee, OH 45337-0502
-------------------------------------------------------- ----------------------------- ----------------------------
SHORT TERM BOND FUND - CLASS C                                      40.51%
Merrill Lynch Pierce Fenner & Smith
For the Sole Benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
-------------------------------------------------------- ----------------------------- ----------------------------
SHORT TERM BOND FUND - CLASS C                                      13.58%
NFS LLC FEBO
NFS FMTC IRA
FBO Lynn P. Masterson
2334 Beaver Creek
Westlake, OH 44145-4300`
-------------------------------------------------------- ----------------------------- ----------------------------
SHORT TERM BOND FUND - CLASS C                                      7.46%
NFS LLC FEBO
Robin K. Turley
Rodney Turley
5929 J Dance Rd
Corydon, KY 42406-9542
-------------------------------------------------------- ----------------------------- ----------------------------
SHORT TERM BOND FUND - CLASS C                                      6.96%
NFS LLC FEBO
NFS FMTC Rollover IRA
FBO Stephen B. Takoch
438 Meadowview Drive
Sagamore Hills, OH 44067-4300
-------------------------------------------------------- ----------------------------- ----------------------------


                                       69


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
SHORT TERM BOND FUND - CLASS C                                      5.49%
NFS LLC FEBO
Audrey J. Taylor
29 Westminster Lane
Kent, OH 44240-7293
-------------------------------------------------------- ----------------------------- ----------------------------
SHORT TERM BOND FUND - CLASS C                                      5.41%
NFS LLC FEBO
W. Jeanne Conaghan
5422 Talltree Way
West Chester OH 45069-1610
-------------------------------------------------------- ----------------------------- ----------------------------
SHORT TERM BOND FUND - CLASS C                                      5.03%
NFS LLC FEBO
Judith M. Dugan
Roy A. Dugan
9520 SE 171st - Argyll St
The Villages, FL 32162-1837
-------------------------------------------------------- ----------------------------- ----------------------------
SHORT TERM BOND FUND - INSTITUTIONAL                                42.69%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
SHORT TERM BOND FUND - INSTITUTIONAL                                5.55%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
SHORT TERM BOND FUND - INSTITUTIONAL                                23.59%
Fifth Third LifeModel Moderate FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
SHORT TERM BOND FUND - INSTITUTIONAL                                8.79%
Fifth Third LifeModel Moderately Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
SHORT TERM BOND FUND - INSTITUTIONAL                                5.70%
Fifth Third LifeModel Moderately Conservative FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
SMALL CAP GROWTH FUND - CLASS A                                     30.67%
NFS LLC FEBO
First Mercantile
Premier Trust
Attn Funds Management
57 Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------


                                       70


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
SMALL CAP GROWTH FUND - CLASS B                                     19.27%
NFS LLC FEBO
NFS/FMTC IRA
FBO Donald Strejeck
6668 Cosimo Ln
Pickerington, OH 43147-7709
-------------------------------------------------------- ----------------------------- ----------------------------
SMALL CAP GROWTH FUND - CLASS B                                     15.18%
E Trade Clearing LLC
IRA Custodian
PO Box 1542
Merrifield, VA 22116-1542
-------------------------------------------------------- ----------------------------- ----------------------------
SMALL CAP GROWTH FUND - CLASS B                                     9.87%
NFS LLC FEBO
NFS/FMTC IRA
FBO Tammy S. Vandermeulen
2370 Randall Ave NW
Grand Rapids, MI 49534-7559
-------------------------------------------------------- ----------------------------- ----------------------------
SMALL CAP GROWTH FUND - CLASS B                                     6.07%
NFS LLC FEBO
NFS/FMTC IRA
FBO Joseph J. Sum
111628 Swinford Lane
Mokena, IL 60448
-------------------------------------------------------- ----------------------------- ----------------------------
SMALL CAP VALUE FUND - CLASS A                                      9.60%
NFS LLC FEBO
First Mercantile Trust
First Mercantile Trust CO TTEE
57 Germantown Ct Fl 4
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------
SMALL CAP VALUE FUND - CLASS C                                      24.11%
NFS LLC FEBO
The Daniel R. Unk Revocable Trust
Daniel R. Unk TTEE
287 Marian Lake Blvd
Cuyahoga Falls, OH 44223-1123
-------------------------------------------------------- ----------------------------- ----------------------------
SMALL CAP VALUE FUND - INSTITUTIONAL                                28.18%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
SMALL CAP VALUE FUND - INSTITUTIONAL                                24.09%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
SMALL CAP VALUE FUND - INSTITUTIONAL                                19.13%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------


                                       71


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
SMALL CAP VALUE FUND - INSTITUTIONAL                                9.95%
Fifth Third LifeModel Moderate FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
SMALL CAP VALUE FUND - INSTITUTIONAL                                8.99%
Fifth Third LifeModel Moderately Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
SMALL CAP VALUE FUND - INSTITUTIONAL                                6.78%
Fifth Third LifeModel Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
STRATEGIC INCOME FUND - CLASS A                                     10.62%
Grupo Ferro Ranjer
BPPR-Trust Division
PO Box 362708
San Juan, Puerto Rico 00936-2708
-------------------------------------------------------- ----------------------------- ----------------------------
STRATEGIC INCOME FUND - CLASS A                                     5.60%
NFS LLC FEBO
Richard G. Truhlar
Peggy A. Truhlar
40 W 121 Oak Ridge Road
St. Charles, IL 60175-8437
-------------------------------------------------------- ----------------------------- ----------------------------
STRATEGIC INCOME FUND - CLASS B                                     5.74%
NFS LLC FEBO
Hazel A. Lambert TTEE
Hazel A. Lambert Trust
358 Delano Avenue
Chillicothe, OH 45601-1529
-------------------------------------------------------- ----------------------------- ----------------------------
STRATEGIC INCOME FUND - INSTITUTIONAL                               82.62%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
STRATEGIC INCOME FUND - INSTITUTIONAL                               14.56%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
STRUCTURED LARGE CAP PLUS FUND - CLASS A                            13.03%
NFS LLC FEBO
First Mercantile Trust CO
Premier Trust
Attn Funds Mgmt
57 Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------


                                       72


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
STRUCTURED LARGE CAP PLUS FUND - CLASS B                            5.16%
NFS LLC FEBO
NFS FMTC Rollover IRA
FBO Margaret A. Moye
3648 Sailer Road
Mount Vernon, IN 47620-7131
-------------------------------------------------------- ----------------------------- ----------------------------
STRUCTURED LARGE CAP PLUS FUND - CLASS C                            72.26%
Merrill Lynch Pierce Fenner & Smith
For the Sole Benefit of its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
-------------------------------------------------------- ----------------------------- ----------------------------
STRUCTURED LARGE CAP PLUS FUND - CLASS C                            8.54%
NFS LLC FEBO
NFS FMTC IRA
FBO Virgina Kay Peters
1787 Arcadia Ave
Obetz, OH 43207-4409
-------------------------------------------------------- ----------------------------- ----------------------------
STRUCTURED LARGE CAP PLUS FUND - CLASS C                            5.25%
NFS LLC FEBO
Guardian Inc
John Shabunia
18 West Michigan Avenue
Battle Creek, MI 49017-3600
-------------------------------------------------------- ----------------------------- ----------------------------
STRUCTURED LARGE CAP PLUS FUND - INSTITUTIONAL                      25.23%
Fifth Third LifeModel Moderate FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
STRUCTURED LARGE CAP PLUS FUND - INSTITUTIONAL                      23.93%
Fifth Third LifeModel Moderately Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
STRUCTURED LARGE CAP PLUS FUND - INSTITUTIONAL                      21.41%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
STRUCTURED LARGE CAP PLUS FUND - INSTITUTIONAL                      17.57%
Fifth Third LifeModel Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
TOTAL RETURN BOND FUND - CLASS A                                    21.09%
NFS LLC FEBO
First Mercantile - Premier TR FIFT
Premier Trust
Attn Funds Mgmt
57 Germantown Ct
Cordova, TN 38018-7273
-------------------------------------------------------- ----------------------------- ----------------------------


                                       73


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
TOTAL RETURN BOND FUND - CLASS C                                    7.79%
TrustLynx & Co
Company L49
PO Box
Denver, CO 80217-3736
-------------------------------------------------------- ----------------------------- ----------------------------
TOTAL RETURN BOND FUND - CLASS C                                    28.93%
NFS LLC FEBO
Gutherie B. Raines
401 10th Street Apr 906
Huntington, WV 25701-2228
-------------------------------------------------------- ----------------------------- ----------------------------
TOTAL RETURN BOND FUND - INSTITUTIONAL                              43.38%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
TOTAL RETURN BOND FUND - INSTITUTIONAL                              8.05%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
TOTAL RETURN BOND FUND - INSTITUTIONAL                              8.37%
Fifth Third LifeModel Moderately Aggressive FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
TOTAL RETURN BOND FUND - INSTITUTIONAL                              5.39%
Fifth Third LifeModel Moderately Conservative FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
TOTAL RETURN BOND FUND - INSTITUTIONAL                              22.82%
Fifth Third LifeModel Moderate FundSM
38 Fountain Square Plaza MD 1090BD
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
TOTAL RETURN BOND FUND - INSTITUTIONAL                              6.15%
Fifth Third Bank Trustee
FBO Various FASCORP Record Kept Plans
8515 E. Orchard Rd 2T2
Greenwood Village, CO 80111-5002
-------------------------------------------------------- ----------------------------- ----------------------------
U.S. TREASURY MONEY MARKET FUND - INSTITUTIONAL                     78.98%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------


                                       74


-------------------------------------------------------- ----------------------------- ----------------------------
                                                          PERCENT OF THE CLASS TOTAL    BENEFICIAL PERCENT OF THE
                                                              ASSETS HELD BY THE       CLASS TOTAL ASSETS HELD BY
                      FUND/CLASS                                 SHAREHOLDER                 THE SHAREHOLDER
-------------------------------------------------------- ----------------------------- ----------------------------
U.S. TREASURY MONEY MARKET FUND - INSTITUTIONAL                     11.12%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
U.S. TREASURY MONEY MARKET FUND - PREFERRED                         14.07%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
U.S. TREASURY MONEY MARKET FUND - PREFERRED                         6.67%
National Financial Services LLC
For the exclusive benefit of our Customers
Attn Mutual Funds Dept 5th Floor
200 Liberty St
1 World Financial Ct
New York, NY 10281
-------------------------------------------------------- ----------------------------- ----------------------------
U.S. TREASURY MONEY MARKET FUND - PREFERRED                         78.81%
Bank of New York
Hare & Co
Attn STIF/Master Note
111 Sanders Creek Pkwy
East Syracuse, NY 13057-1381
-------------------------------------------------------- ----------------------------- ----------------------------
U.S. TREASURY MONEY MARKET FUND - SELECT                           100.00%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------
U.S. TREASURY MONEY MARKET FUND - TRUST                             99.78%
Fifth Third Bank
Trust Operations
38 Fountain Square Plaza MD 1090F2
Cincinnati, OH 45263-0001
-------------------------------------------------------- ----------------------------- ----------------------------



TRUSTEE LIABILITY

         The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, the Trustees are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

ODES OF ETHICS


         Each of the Trust, Fifth Third Asset Management, Inc., Fort Washington Investment Advisors, Inc. and ALPS Distributors, Inc. has adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code permits personnel subject to the code to invest in securities that may be purchased or held by the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

         The Board has delegated to the Advisor authority to vote proxies on the securities held in a Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are described below.

Proxy Voting Procedures

         The Advisor has engaged Institutional Shareholders Service (ISS) to administer the proxy voting policy. The Advisor's Investment Committee reviews and adopts annually the proxy voting recommendations contained in the ISS Proxy Voting Guidelines Summary. The Chief Investment Officer of the Advisor must approve any deviations from these guidelines.

         With respect to any proxy vote made on behalf of the Trust that involves a material conflict of interest for the Advisor, the Advisor will refer such proxy vote to the Special Proxy Voting Committee. The Special Proxy Voting Committee is composed exclusively of the independent Trustees of the Board of Trustees of the Funds and will conduct its activities according to the Special Proxy Voting Committee Charter.

Proxy Voting Policies

         On matters of corporate governance, generally ISS will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction when the economic factors outweigh any neutral or negative governance changes; and, with respect to shareholder proposals, ask a company to submit its poison pill for shareholder ratification.

         On matters of capital structure, generally ISS will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to reduce the par value of common stock, and for proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

         On matters relating to management compensation, generally ISS will vote: for stock incentive plans that provide a dollar-for-dollar cash for stock exchange; and against proposals that would permit retirement plans for nonemployee directors.

         On matters relating to corporate transactions, ISS will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. ISS will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. ISS will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Advisor may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if ISS decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though ISS typically votes against such measures in other contexts.

Information Regarding Proxy Votes


         You may obtain information without charge about how a Fund voted proxies related to its portfolio securities during the 12 month period ended June 30, without charge, by visiting the Securities and Exchange Commission's Web site at www.sec.gov or the Funds' website at www.fifththirdfunds.com.


DISCLOSURE OF PORTFOLIO HOLDINGS

         The Board of Trustees has adopted on behalf of the Funds policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures (the "Procedures") are designed to protect the confidentiality of the Funds' portfolio holdings information and to prevent the selective disclosure of such information. The Procedures may be modified at any time by the Trust's Chief Compliance Officer ("CCO"), provided that any material changes be reported to the Board of Trustees, and to the extent necessary, will be amended to conform to rules and regulations adopted by the SEC. No provision of the Procedures is intended to restrict or prevent the disclosure of portfolio holdings information that may be required by applicable law or requested by governmental authorities.

         The Funds make their respective portfolio holdings information available on the Funds' website at www.fifththirdfunds.com in the section "Annual Reports and Other Information". The Funds' website contains the complete schedule of each Fund's portfolio holdings as of the most recent month's end. This information is posted on the Funds' website no sooner than 15 days after each month's end, and will remain available on the website until at least the date on which the Funds' file a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. The posted schedules include information for each portfolio security (not including cash positions) held by each of the Funds as of the relevant month's end. In addition, the Fund's portfolio holdings are disclosed to the public, on a quarterly basis, on forms required to be filed with the SEC. The Fund's Form N-CSRs (with respect to each annual period and semi-annual period) and Form N-Qs (with respect to the first and third quarters of each of the Funds' fiscal years) are available on the SEC's website at www.sec.gov. If a Fund's portfolio holdings information is disclosed to the public (either through a filing on the SEC's EDGAR website or otherwise) before the disclosure of the information on the Funds' website, such Fund may post such information on the Funds' website. Except as provided in the Procedures, the Funds' portfolio holdings may not be disclosed to third parties prior to posting on the website.

         The Funds may, in certain cases, disclose to third parties its portfolio holdings which have not been made publicly available. Disclosure of non-public portfolio holdings to third parties may only be made if the CCO determines that such disclosure is in the best interests of the Funds' shareholders. In addition, the third party receiving the non-public portfolio holdings will be required to agree in writing to keep the information confidential and/or agree not to trade directly or indirectly based on the information. The restrictions and obligations described in this paragraph do not apply to non-public portfolio holdings provided to entities who provide on-going services to the Funds in connection with their day-to-day operations and management, including the Fund adviser and its affiliates, sub-advisers, and the Funds' custodian, sub-administration and accounting services provider, independent accounting firm, fund counsel, and proxy voting service provider.

         Except as otherwise permitted by the Procedures, non-public portfolio holdings may not be disseminated for compensation or other consideration. A list of all persons who receive non-public portfolio holdings will be available upon request to the CCO.

         The frequency with which the non-public portfolio holdings will be disclosed, as well as the lag time associated with such disclosure, will vary depending on such factors as the circumstances of the disclosure and the reason therefore.

         The Funds have ongoing arrangements to disclose portfolio holdings to the following Service Providers:


   NAME OF VENDOR                             TYPE OF SERVICE                FREQUENCY               LAG TIME
   ------------------------------------------ ------------------------------ ----------------------- ----------------
   DDM Marketing and Communications           Marketing and communications   Weekly and Quarterly    One day
   Standard & Poor's                          Ratings agency                 Weekly                  One day
   Moody's Investors Service                  Ratings agency                 Weekly                  One day
   Fitch Ratings Ltd                          Ratings agency                 Weekly                  One day
   FactSet                                    Portfolio analytics            Daily                   N/A
   Interactive Data Bond Edge                 Portfolio analytics            Daily                   N/A
   Investor Tools -SMART/Perform              Portfolio analytics            Daily                   N/A
   Yield Book                                 Portfolio analytics            Daily                   N/A
   Advent Axys                                Portfolio accounting           Daily                   N/A
   Able Noser                                 Trade cost analysis            Monthly                 Five days
   SG Constellation                           Distribution services          Weekly                  One day
   Fifth Third Bank                           Administrative support         Daily                   N/A
   ------------------------------------------ ------------------------------ ----------------------- ----------------



         Exceptions to the Procedures may only be made if approved in writing by the CCO as being in or not opposed to the best interests of the respective Fund, and if the recipients are subject to a confidentiality agreement, as described above. Any exceptions must be reported to the Board of Trustees at its next regularly scheduled meeting.


         The Advisor and Subadviser shall have primary responsibility for ensuring that each of the Funds' portfolio holdings information is only disclosed in accordance with the Procedures. As part of this responsibility, the Advisor and Subadviser, as applicable, must maintain such internal informational barriers as it believes are reasonably necessary for preventing the unauthorized disclosure of non-public portfolio holdings. The CCO is responsible for reviewing, at least annually, the Advisor's and Subadviser's policies, procedures and/or processes and for reporting to the Board of Trustees whether, in the CCO's view, these policies, procedures and/or processes are reasonably designed to comply with the Procedures.

         If the CCO determines that the Advisor's, and/or Subadviser's policies, procedures and/or processes are not reasonably designed to comply with the Procedures, the CCO shall notify the Advisor and/or Subadviser of such deficiency and request that the advisor and/or sub-advisors indicate how it intends to address the deficiency. If the deficiency is not addressed to the CCO's satisfaction within a reasonable time after such notification (as determined by the CCO), then the CCO shall promptly notify the Board of Trustees of the deficiency and shall discuss with the Board possible responses.


               NVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS


INVESTMENT ADVISOR AND SUBADVISER

         Fifth Third Asset Management, Inc. serves as investment advisor to all Funds and provides investment advisory services through its Trust and Investment Division. FTAM is a wholly-owned subsidiary of Fifth Third Bank. Fifth Third Bank is a wholly-owned subsidiary of Fifth Third Financial Corporation, which, in turn, is a wholly-owned subsidiary of Fifth Third Bancorp.

         Fort Washington serves as investment subadviser to the High Yield Bond Fund.


         No advisor shall be liable to the Trust, a Fund, or any shareholder of any of the Funds for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

         Because of the internal controls maintained by FTAM to restrict the flow of non-public information, a Fund's investments are typically made without any knowledge of FTAM's or any affiliate's lending relationship with an issuer.

ADVISORY FEES


         For advisory services, the Advisor receives annual investment advisory fees as described in the Prospectuses. The following shows gross investment advisory fees for the Funds and the amounts of fees waived by the Advisor for the fiscal years ended July 31, 2007, July 31, 2006, and July 31, 2005 (amounts in thousands).

------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
FUND NAME                                                FEES                          FEES                             FEES
                                           YEAR         WAIVED/         YEAR          WAIVED/          YEAR            WAIVED/
                                          ENDED       REIMBURSED        ENDED        REIMBURSED        ENDED         REIMBURSED
                                      JULY 31, 2007      -2007*     JULY 31, 2006      -2006        JULY 31, 2005       -2005
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Small Cap Growth Fund                         $1,058           $ 18          $1,268           $ --          $1,679           $ --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Mid Cap Growth Fund                            3,019             19           3,179             --           3,271             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Quality Growth Fund                            5,730            129           6,697             --           7,980             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Structured Large Cap Plus Fund                 1,559            233           1,324             --             796             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Equity Index Fund                              1,295          1,521           1,243            828           1,398            932
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Balanced Fund                                    574            270             868            217           1,299            263
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Micro Cap Value Fund                           1,029            174           1,429             --           2,265             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Small Cap Value Fund                           1,171             61           1,222             --           1,250             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
All Cap Value Fund                             3,593             99           3,389             --           3,647             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Disciplined Large Cap Value Fund               5,262             22           4,849             --           5,276             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
LifeModel Aggressive FundSM                      292            787             233            187             182            145
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
LifeModel Moderately Aggressive
FundSM                                           521          1,354             472            378             396            317
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
LifeModel Moderate FundSM                        799          1,903             728            583             730            584
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
LifeModel Moderately Conservative                                                                                             128
FundSM                                           157            477             157            125             160
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
LifeModel Conservative FundSM                     82            307              86             69              89             71
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Strategic Income Fund                          1,602            405           1,581             --           1,717             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Dividend Growth Fund                             208            244             160             31             123             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
International Equity Fund                      4,980             33           4,284             --           3,812             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
High Yield Bond Fund                             459            264             249             --               --             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Total Return Bond Fund                         1,658            420           1,709            208           1,757             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Short Term Bond Fund                           1,321            419           1,502            215           2,387             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Municipal Bond Fund                              234            219             261             51             318             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Intermediate Municipal Bond Fund                 873            291           1,035            282           1,284            286
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Ohio Municipal Bond Fund                         600             68             689             --             846             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Michigan Municipal Bond Fund                     234            154             302             --             438             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Prime Money Market Fund                        4,653            431           5,163             --           5,915             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Institutional Money Market Fund                7,330          6,632           5,458          4,093           4,707          3,530
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Institutional Government Money
Market Fund                                    2,910          2,929           2,506          1,879           2,415          1,812
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
U.S. Treasury Money Market Fund                4,545          3,915           4,753          3,565           5,828          4,371
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Michigan Municipal Money Market Fund             784            129             716             --             747             --
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------


                                       79

------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
Municipal Money Market Fund                    1,461          1,566           1,104            809             933            466
------------------------------------- --------------- ------------- --------------- -------------- --------------- --------------
*The amounts include fee waivers and expense reimbursements by the Advisor pursuant to expense limitations in effect during the fiscal year.


         The Advisor received no investment advisory fees on behalf of the Ohio Tax-Exempt Money Market Fund, as the Fund has not commenced operations. The investment advisory fees of the Ohio Tax Exempt Money Market Fund are 0.40% of the Fund's net assets.


SUBADVISER AND SUBADVISORY FEES


         HIGH YIELD BOND FUND. Fort Washington is the subadviser to the High Yield Bond Fund under the terms of a Sub-advisory Agreement between FTAM and Fort Washington. For its sub-advisory services, Fort Washington receives an annual sub-advisory fee paid by the Advisor of 0.40% of net assets for the initial $50 million in assets and 0.30% of net assets for assets in excess of $50 million. For its initial fiscal year ended July 31, 2006 and the fiscal year ended July 31, 2007, the Advisor paid Fort Washington, as Subadviser to the High Yield Bond Fund, fees of $137,975 and $246,711, respectively.

ADMINISTRATOR AND SUB-ADMINISTRATOR

         Prior to November 21, 2006, Fifth Third Bank was the Trust's administrator. Effective November 21, 2006, Fifth Third Asset Management, Inc. (the "Administrator") became the Funds' administrator which generally assists in all aspects of the Trust's administration and operations including providing the Funds with certain administrative personnel and services necessary to operate the Funds. The Funds pay the Administrator administration fees at the annual rates set forth below which are computed daily and paid monthly based on average daily net assets of the Trust; the fees are prorated among the Funds based upon their relative average daily net assets. For certain Funds, the Administrator has voluntarily agreed t waive a portion of its net asset-based administration fee. In addition, a $10,000 annual per class per Fund applies beyond the first four classes per Fund, and each Fund is subject to annual $20,000 minimum fee.


         ADMINISTRATION FEE             TRUST AVERAGE DAILY NET ASSETS
         ------------------             ------------------------------
         0.20%                          Up to $1 billion
         0.18%                          In excess of $1 billion up to $2 billion
         0.17%                          In excess of $2 billion


         Prior to June 1, 2007, BISYS Fund Services Ohio, Inc. was the Trust's sub-administrator. Effective June 1, 2007, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111 became the Funds' sub-administrator (the "Sub-Administrator"). The Sub-Administrator performs sub-administration services on behalf of each Fund for which it receives compensation from the Administrator.


         The following shows the administration fees for Fifth Third Bank and the Administrator incurred by the Funds, and the amounts of those fees that were waived by Fifth Third Bank and/or the Administrator for the fiscal years ended July 31, 2007, July 31, 2006 and July 31, 2005 (amounts in thousands).



------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
                                      YEAR              FEES             YEAR                           YEAR
                                      ENDED           WAIVED-            ENDED           FEES           ENDED           FEES
          FUND NAME               JULY 31, 2007         2007         JULY 31, 2006    WAIVED-2006   JULY 31, 2005   WAIVED-2005
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Small Cap Growth Fund                       $ 262             $ --           $    327         $ --         $    430          $ --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------


                                       80


------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
                                      YEAR              FEES             YEAR                           YEAR
                                      ENDED           WAIVED-            ENDED           FEES           ENDED           FEES
          FUND NAME               JULY 31, 2007         2007         JULY 31, 2006    WAIVED-2006   JULY 31, 2005   WAIVED-2005
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Mid Cap Growth Fund                           654               --                705           --              727            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Quality Growth Fund                         1,240               48              1,473           --            1,761            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Structured Large Cap Plus Fund                386               --                341           --              200            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Equity Index Fund                             748              281                762          269              861           303
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Balanced Fund                                 124               --                199           --              295            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Micro Cap Value Fund                          178               --                261           --              407            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Small Cap Value Fund                          225               --                247           --              250            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
All Cap Value Fund                            622              235                603           --              649            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Disciplined Large Cap Value
Fund                                        1,139              262              1,070           --            1,157            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
LifeModel Aggressive FundSM                   337               --                282           --              212            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
LifeModel Moderately
Aggressive FundSM                             602               --                561           --              463            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
LifeModel Moderate FundSM
                                              923               --                860           --              853            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
LifeModel Moderately
Conservative FundSM                           181               --                193           --              188            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
LifeModel Conservative FundSM                  94               --                110           --              104            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Strategic Income Fund                         277               52                285           --              313            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Dividend Growth Fund                           45               --                 45           --               27            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
International Equity Fund                     862               --                760           --              679            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
High Yield Bond Fund*                         114               --                 69           --              N/A           N/A
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Total Return Bond Fund                        478              111                508          114              524           117
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Short Term Bond Fund                          457               --                525           --              838            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Municipal Bond Fund                            74               --                 92           --              112            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Intermediate Municipal Bond
Fund                                          275               42                339           --              410            11
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Ohio Municipal Bond Fund                      189               87                229          100              270           123
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Michigan Municipal Bond Fund                   90               --                127           --              171            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Prime Money Market Fund                     2,014              930              2,271        1,033            2,602         1,183
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Institutional Money Market
Fund                                        3,173            1,282              2,390          955            2,061           824
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Institutional Government
Money Market Fund                           1,260              327              1,096          282            1,058           272
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
U.S. Treasury Money Market
Fund                                        1,968            1,136              2,078        1,188            2,557         1,457
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Michigan Municipal Money
Market Fund                                   339              127                313          116              327            --
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Municipal Money Market Fund
                                              506              117                398           88              335            75
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------
Ohio Tax-Exempt Money Market
Fund^                                         N/A              N/A                N/A          N/A              N/A           N/A
------------------------------- ------------------ --------------- ------------------ ------------ ---------------- -------------


* No fees were paid on behalf of High Yield Bond Fund for the fiscal years ended July 31, 2005, as the Fund had not yet commenced operations.

^ No fees were paid on behalf of the Ohio Tax-Exempt Money Market Fund, as it has not commenced operations.

FUND ACCOUNTANT AND SUB-ACCOUNTANT

         Prior to November 21, 2006, Fifth Third Bank served as fund accountant for the Funds. Effective November 21, 2006, Fifth Third Asset Management, Inc. serves as fund accountant for the Funds (the "Fund Accountant"). Prior to May 14, 2007, BISYS Fund Services Ohio, Inc. served as the sub-fund accountant for the Funds. Effective May 14, 2007, State Street Bank and Trust Company serves as the sub-fund accountant for the Funds (the "Sub-Accountant"). The Sub-Accountant maintains the Trust's fund accounting records. The Funds pay the Fund Accountant accounting fees at the annual rates set forth below which are computed daily and paid monthly based on average daily net assets of each Fund, subject to a $30,000 per Fund annual minimum, plus out-of-pocket expenses. In addition, a $10,000 annual flat per class per fee per Fund applies beyond the initial class of shares.


-------------------------------- ----------------------------------------------
ACCOUNTING FEE                   FUND AVERAGE DAILY NET ASSETS
-------------------------------- ----------------------------------------------
0.020%                           Up to $500 million
-------------------------------- ----------------------------------------------
0.015%                           $500 million to $1 billion
-------------------------------- ----------------------------------------------
0.010%                           In excess of $1 billion
-------------------------------- ----------------------------------------------

         The following shows fund accounting fees incurred by the Funds for the last three fiscal years (amounts in thousands).



--------------------------------------------------------- ------------------ -------------------- ------------------
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED
FUND NAME                                                   JULY 31, 2007       JULY 31, 2006       JULY 31, 2005
--------------------------------------------------------- ------------------ -------------------- ------------------
Small Cap Growth Fund                                               $    70              $    80            $    95
--------------------------------------------------------- ------------------ -------------------- ------------------
Mid Cap Growth Fund                                                     113                  122                127
--------------------------------------------------------- ------------------ -------------------- ------------------
Quality Growth Fund                                                     168                  192                225
--------------------------------------------------------- ------------------ -------------------- ------------------
Structured Large Cap Plus Fund                                           83                   86                 66
--------------------------------------------------------- ------------------ -------------------- ------------------
Equity Index Fund                                                       153                  162                189
--------------------------------------------------------- ------------------ -------------------- ------------------
Balanced Fund                                                            70                   82                 91
--------------------------------------------------------- ------------------ -------------------- ------------------
Micro Cap Value Fund                                                     70                   76                 92
--------------------------------------------------------- ------------------ -------------------- ------------------
Small Cap Value Fund                                                     70                   72                 60
--------------------------------------------------------- ------------------ -------------------- ------------------
All Cap Value Fund                                                      109                  112                119
--------------------------------------------------------- ------------------ -------------------- ------------------
Disciplined Large Cap Value Fund                                        159                  159                162
--------------------------------------------------------- ------------------ -------------------- ------------------
LifeModel Aggressive FundSM                                              77                   73                 61
--------------------------------------------------------- ------------------ -------------------- ------------------
LifeModel Moderately Aggressive FundSM                                  107                  105                 85
--------------------------------------------------------- ------------------ -------------------- ------------------
LifeModel Moderate FundSM                                               141                  140                131
--------------------------------------------------------- ------------------ -------------------- ------------------
LifeModel Moderately Conservative FundSM                                 69                   70                 61
--------------------------------------------------------- ------------------ -------------------- ------------------
LifeModel Conservative FundSM                                            70                   70                 61
--------------------------------------------------------- ------------------ -------------------- ------------------
Strategic Income Fund                                                    72                   75                 92
--------------------------------------------------------- ------------------ -------------------- ------------------
Dividend Growth Fund                                                     70                   71                 62
--------------------------------------------------------- ------------------ -------------------- ------------------
International Equity Fund                                               136                  259                266
--------------------------------------------------------- ------------------ -------------------- ------------------
High Yield Bond Fund*                                                    70                   52                N/A
--------------------------------------------------------- ------------------ -------------------- ------------------
Total Return Bond Fund                                                   94                  119                121
--------------------------------------------------------- ------------------ -------------------- ------------------
Short Term Bond Fund                                                     81                  103                140
--------------------------------------------------------- ------------------ -------------------- ------------------
Municipal Bond Fund                                                      70                   77                 82
--------------------------------------------------------- ------------------ -------------------- ------------------
Intermediate Municipal Bond Fund                                         71                   99                104
--------------------------------------------------------- ------------------ -------------------- ------------------
Ohio Municipal Bond Fund                                                 70                   76                 74
--------------------------------------------------------- ------------------ -------------------- ------------------
Michigan Municipal Bond Fund                                             70                   79                 78
--------------------------------------------------------- ------------------ -------------------- ------------------
Prime Money Market Fund                                                 223                  259                278
--------------------------------------------------------- ------------------ -------------------- ------------------
Institutional Money Market Fund                                         278                  259                233
--------------------------------------------------------- ------------------ -------------------- ------------------
Institutional Government Money Market Fund                              157                  156                151
--------------------------------------------------------- ------------------ -------------------- ------------------
U.S. Treasury Money Market Fund                                         212                  228                264
--------------------------------------------------------- ------------------ -------------------- ------------------

                                       82

--------------------------------------------------------- ------------------ -------------------- ------------------
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED
FUND NAME                                                   JULY 31, 2007       JULY 31, 2006       JULY 31, 2005
--------------------------------------------------------- ------------------ -------------------- ------------------
Michigan Municipal Money Market Fund                                     47                   52                 55
--------------------------------------------------------- ------------------ -------------------- ------------------
Municipal Money Market Fund                                              96                   96                 77
--------------------------------------------------------- ------------------ -------------------- ------------------
Ohio Tax-Exempt Money Market Fund^                                      N/A                  N/A                N/A
--------------------------------------------------------- ------------------ -------------------- ------------------


* No fees were paid on behalf of High Yield Bond Fund for the fiscal years ended July 31, 2005 as the Fund had not commenced operations.

^ No fees were paid on behalf of the Ohio Tax-Exempt Money Market Fund as it has not commenced operations.

CUSTODIAN

         Prior to June 1, 2007, Fifth Third Bank was the custodian for the Funds. Effective June 1, 2007, State Street Bank and Trust Company became the custodian for the Funds (the "Custodian"). The Custodian holds each Fund's portfolio securities and keeps all necessary records and documents relating to its duties. Fees for custody services are based upon the market value of Fund securities held in custody plus maintenance fees, transaction fees and out-of-pocket expenses. For the period August 1, 2006 through May 31, 2007, and the fiscal years ended July 31, 2006, and July 31, 2005, the custody fees and expenses paid for Fifth Third Bank incurred by the Funds were approximately $1,060,981, $1,173,211 and $1,236,982, respectively.

TRANSFER AND DIVIDEND DISBURSING AGENT

         Prior to May 15, 2007, BISYS Fund Services Ohio, Inc. was the Funds' transfer and dividend disbursing agent. Effective May 15, 2007, Boston Financial Data Services, Inc., 30 Dan Road, Canton, Massachusetts 02021, serves as the transfer and dividend disbursing agent for the Funds (the "Transfer Agent"). The fees paid to the Transfer Agent are based upon the size, type and number of accounts and transactions made by shareholders. The Funds also reimburse the Transfer Agent for various out-of-pocket expenses.

ADDITIONAL SERVICES - SERVICES AGENT

         Prior to May 15, 2007, Fifth Third Asset Management, Inc. assisted BISYS Fund Services Ohio, Inc. with transfer agency-related services. Pursuant to a Services Agreement dated May 14, 2007, Fifth Third Asset Management, Inc. (the "Services Agent") provides certain other transfer-agent related services for the Funds for an annual fee of $370,000, payable monthly. For the period May 14, 2007 through July 31, 2007, the Services Agent earned $77,083 in service agent fees. For the period August 1, 2006 through May 13, 2007 and the fiscal year ended July 31, 2006, the Services Agent earned fees from BISYS Fund Services Ohio, Inc. in the amount of $516,192 and $594,531, respectively. Fifth Third Asset Management, Inc. received no fees from BISYS Fund Services Ohio, Inc. during the fiscal year ended July 31, 2005.


LEGAL COUNSEL

         Ropes & Gray LLP, One Metro Center, 700 12th Street, NW, Suite 900 Washington, D.C. 20005 is counsel to the Funds.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         PricewaterhouseCoopers, LLP serves as the Funds' independent registered public accounting firm. PricewaterhouseCoopers LLP will audit and report on the Funds' annual financial statements, and may perform other professional accounting, auditing and advisory services when engaged to do so by the Funds.

                          PORTFOLIO MANAGER INFORMATION


         The portfolio managers identified under "Fund Management - Portfolio Managers" in each Prospectus are responsible for the day-to-day management of the Funds. Each portfolio manager also has responsibility for the day-to-day management of accounts other than the Fund(s) for which he or she serves as portfolio manager. Information regarding these accounts is set below.

----------------------------------------------------------------------------------------------------------------------
                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                 AS OF JULY 31, 2007
------------------------------- ------------------------------ ---------------------------- --------------------------
      PORTFOLIO MANAGER          OTHER REGISTERED INVESTMENT     OTHER POOLED INVESTMENT         OTHER ACCOUNTS
                                          COMPANIES                    VEHICLES
------------------------------- ------------------------------ ---------------------------- --------------------------
Samrat Bhattacharya*            Number:                        Number:                      Number:
                                Assets:                        Assets: $                    Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Scott A. Billeadeau             Number: 0                      Number: 1                    Number: 30
                                Assets: 0                      Assets: $8,634,314           Assets:  $105,068,878
------------------------------- ------------------------------ ---------------------------- --------------------------
John L. Cassady III             Number: 0                      Number: 5                    Number: 209
                                Assets: 0                      Assets: $627,834,894         Assets:  $3,360,615,715
------------------------------- ------------------------------ ---------------------------- --------------------------
Mark Demos                      Number: 0                      Number: 2                    Number: 103
                                Assets: 0                      Assets: $14,981,776          Assets:  $666,001,966
------------------------------- ------------------------------ ---------------------------- --------------------------
Amy Denn                        Number: 0                      Number: 2                    Number: 103
                                Assets: 0                      Assets: $14,981,776          Assets:  $666,001,966
------------------------------- ------------------------------ ---------------------------- --------------------------
Jon Fisher                      Number: 0                      Number: 2                    Number: 103
                                Assets: 0                      Assets: $14,981,776          Assets:  $666,001,966
------------------------------- ------------------------------ ---------------------------- --------------------------
Martin E. Hargrave              Number: 0                      Number: 1                    Number: 30
                                Assets: 0                      Assets: $8,634,314           Assets:  $105,068,878
------------------------------- ------------------------------ ---------------------------- --------------------------
John P. Hoeting                 Number: 0                      Number: 5                    Number: 30
                                Assets: 0                      Assets: $606,846,259         Assets:  $1,579,504,178
------------------------------- ------------------------------ ---------------------------- --------------------------
Eric J. Holmes                  Number: 0                      Number: 0                    Number: 10
                                Assets: 0                      Assets: --                   Assets:  $75,916,007
------------------------------- ------------------------------ ---------------------------- --------------------------
James R. Kirk**                 Number: 0                      Number: 3                    Number: 227
                                Assets: 0                      Assets: $39,179,775          Assets:  $813,736,153
------------------------------- ------------------------------ ---------------------------- --------------------------
Peter M. Klein                  Number: 0                      Number: 0                    Number: 4,101
                                Assets: 0                      Assets: --                   Assets:  $780,220,013
------------------------------- ------------------------------ ---------------------------- --------------------------
Mark Koenig                     Number: 0                      Number: 1                    Number: 3
                                Assets: 0                      Assets: $292,658,635         Assets:  $39,351,647
------------------------------- ------------------------------ ---------------------------- --------------------------
Joseph W. Kremer                Number: 0                      Number: 0                    Number: 10
                                Assets: 0                      Assets: --                   Assets: $75,916,007
------------------------------- ------------------------------ ---------------------------- --------------------------
J. Jeffrey Krumpelman           Number: 0                      Number: 0                    Number: 75
                                Assets: 0                      Assets: --                   Assets:  $1,259,995,449
------------------------------- ------------------------------ ---------------------------- --------------------------
Peter Kwiatkowski               Number: 0                      Number: 0                    Number: 75
                                Assets: 0                      Assets: --                   Assets: $1,259,995,449
------------------------------- ------------------------------ ---------------------------- --------------------------
David R. Luebke                 Number: 0                      Number: 1                    Number: 30
                                Assets: 0                      Assets: $8,634,314           Assets:  $105,068,878
------------------------------- ------------------------------ ---------------------------- --------------------------
Michael J. Martin               Number: 0                      Number: 1                    Number: 7
                                Assets: 0                      Assets: $19,756,389          Assets:  $69,450,129
------------------------------- ------------------------------ ---------------------------- --------------------------
Mary Jane Matts                 Number: 0                      Number: 3                    Number: 227
                                Assets: 0                      Assets: $39,179,775          Assets:  $813,736,153
------------------------------- ------------------------------ ---------------------------- --------------------------
Mirko M. Mikelic                Number: 0                      Number: 5                    Number: 209
                                Assets: 0                      Assets: $627,834,894         Assets:  $3,360,615,715
------------------------------- ------------------------------ ---------------------------- --------------------------
Edward Moore                    Number: 0                      Number: 0                    Number: 10
                                Assets: 0                      Assets: --                   Assets:  $75,916,007
------------------------------- ------------------------------ ---------------------------- --------------------------

----------------------------------------------------------------------------------------------------------------------
                             NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                 AS OF JULY 31, 2007
------------------------------- ------------------------------ ---------------------------- --------------------------
      PORTFOLIO MANAGER          OTHER REGISTERED INVESTMENT     OTHER POOLED INVESTMENT         OTHER ACCOUNTS
                                          COMPANIES                    VEHICLES
------------------------------- ------------------------------ ---------------------------- --------------------------
Bill Natcher*                   Number:                        Number:                      Number:
                                Assets:                        Assets: $                    Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Scott Richter                   Number: 0                      Number: 3                    Number: 227
                                Assets: 0                      Assets: $39,179,775          Assets:  $813,736,153
------------------------------- ------------------------------ ---------------------------- --------------------------
Jason Schwartz*                 Number:                        Number:                      Number:
                                Assets:                        Assets: $                    Assets:  $
------------------------------- ------------------------------ ---------------------------- --------------------------
Mitchell L. Stapley             Number: 0                      Number: 5                    Number: 209
                                Assets: 0                      Assets: $627,834,894         Assets:  $3,360,615,715
------------------------------- ------------------------------ ---------------------------- --------------------------
Jill A. Thompson                Number: 0                      Number: 1                    Number: 30
                                Assets: 0                      Assets: $8,634,314           Assets:  $105,068,878
------------------------------- ------------------------------ ---------------------------- --------------------------
Michael P. Wayton               Number: 0                      Number: 1                    Number: 3
                                Assets: 0                      Assets: $292,658,635         Assets:  $39,351,647
------------------------------- ------------------------------ ---------------------------- --------------------------
E. Keith Wirtz                  Number: 0                      Number:                      Number:
                                Assets: 0                      Assets:                      Assets:
------------------------------- ------------------------------ ---------------------------- --------------------------
David L. Withrow                Number: 0                      Number: 5                    Number: 209
                                Assets: 0                      Assets: $627,834,894         Assets:  $3,360,615,175
------------------------------- ------------------------------ ---------------------------- --------------------------
Patricia Younker                Number: 0                      Number: 5                    Number: 30
                                Assets: 0                      Assets: $606,846,259         Assets:  $1,579,504,178
------------------------------- ------------------------------ ---------------------------- --------------------------
J. Kevin Seagraves              Number: 0                      Number: 0                    Number: 0
                                Assets: 0                      Assets: --                   Assets: --
------------------------------- ------------------------------ ---------------------------- --------------------------
Brendan M. White                Number: 2                      Number: 2                    Number: 14
                                Assets: $126.4 mm              Assets:  $133,000,000        Assets:  $1,708,500,000
------------------------------- ------------------------------ ---------------------------- --------------------------

-------
*    As of ___, 2007.

** Effective as of the date of this SAI, Mr. Kirk is no longer a portfolio manager for the Disciplined Large Cap Value Fund or the All Cap Value Fund.


CONFLICTS OF INTEREST

         From time to time, potential conflicts of interest may arise between a portfolio manager's management of the investments of a Fund and the management of other registered investment companies, pooled investment vehicles and other accounts (collectively, the "Managed Accounts"). The Managed Accounts might have similar investment objectives or strategies as the Fund, track the same indexes the Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Fund. The Managed Accounts might also have different investment objectives or strategies than the Fund.

         Knowledge and Timing of Fund Trades. A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of a Fund. The portfolio manager knows the size, timing and possible market impact of the Fund's trades and could use this information to the advantage of the Managed Accounts and to the possible detriment of the Fund.

         Investment Opportunities. A potential conflict of interest may arise as a result of the portfolio manager's management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both the Fund and the Managed Accounts, but may not be available in sufficient quantities for both the Fund and the Managed Accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by the Fund and another Managed Account. Fifth Third Asset Management, Inc. has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

         Portfolio Manager Compensation. Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Advisor or Subadviser may receive fees from certain accounts that are higher than the fee it receives from the Funds, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Funds. The Advisor and Subadviser have adopted trade allocation and other policies and procedures that they believe are reasonably designed to address these and other conflicts of interest.


PORTFOLIO MANAGER COMPENSATION

Fifth Third Asset Management, Inc.

         Each Fifth Third Asset Management, Inc. portfolio manager's compensation generally consists of a base salary, a cash incentive bonus and certain Fifth Third Bancorp long-term, non-cash incentives. Portfolio managers are also eligible for the standard retirement, health and welfare benefits available to all FTAM and Fifth Third Bancorp employees. In the case of portfolio managers responsible for managing multiple Funds and/or other FTAM advisory accounts, the method used to determine manager compensation is the same for all such Funds and other accounts.

         Portfolio manager base salaries are based upon the manager's experience and level of expertise, taking into account ongoing compensation benchmark analyses performed by FTAM's human resource specialists. A portfolio manager's base salary is generally a fixed amount that may change as a result of periodic performance reviews, upon assumption of new duties, or when a market adjustment of the position is deemed by management to be warranted.

         A portfolio manager's bonus is determined by a number of factors. The most important factor is the gross, pre-tax performance over rolling 3-year periods of the managed Funds and other accounts versus the applicable benchmarks against which the performance of the relevant asset class or classes are measured. No incentive bonus is earned under this factor unless the manager outperforms such benchmark(s). Another factor makes such comparison over the most recent one-year period and takes other, more subjective, components and factors into account, including but not limited to client involvement and interaction, client retention and the portfolio manager's compliance record.

         Portfolio managers also are eligible to participate in Fifth Third Bancorp long-term, non-cash incentive programs. Such incentives have taken the form of non-transferable restricted stock grants and stock appreciation rights and are awarded to eligible participants on the basis of Fifth Third Bancorp's overall financial performance.



Fort Washington Investment Advisors, Inc.

         All portfolio managers receive a fixed base salary and annual performance bonuses. Bonuses are based primarily on the overall performance of Fort Washington as well as the pre-tax performance (relative to the appropriate benchmark) of their respective asset category over a one-year and a three-year time horizon. Secondarily, portfolio managers are also assessed on their ability to retain clients and attract new clients. Additionally a long-term retention plan was instituted in 2000, whereby certain investment professionals are periodically granted participation units with a 7-year cliff vesting schedule. The structure includes long-term vesting provisions. The percentage of compensation allocated to performance bonuses, asset-increase incentives and long-term incentive compensation is determined annually by the firm's President and approved by the Board of Directors.

SECURITIES OWNERSHIP


         The following table discloses the dollar range of equity securities beneficially owned by the portfolio managers in each of the Funds for which they are primarily responsible as of July 31, 2007:

--------------------------------- -------------------------------------------------------- -----------------------
   NAME OF PORTFOLIO MANAGER                               FUND                               DOLLAR RANGE OF
                                                                                             EQUITY SECURITIES
--------------------------------- -------------------------------------------------------- -----------------------
Samrat Bhattacharya*
--------------------------------- -------------------------------------------------------- -----------------------
Scott A. Billeadeau                                Small Cap Growth Fund                         $1-$10,000
                                                    Mid Cap Growth Fund                       $10,001-$50,000
--------------------------------- -------------------------------------------------------- -----------------------
John L. Cassady III                                    Balanced Fund                                None
                                                  Total Return Bond Fund                            None
                                                 Intermediate Bond Fund(2)                          None
                                               U.S. Government Bond Fund(3)                         None
--------------------------------- -------------------------------------------------------- -----------------------
Mark Demos                                          Technology Fund(1)                           $1-$10,000
--------------------------------- -------------------------------------------------------- -----------------------
Amy Denn                                               Balanced Fund                                None
                                                    Quality Growth Fund                       $10,001-$50,000
--------------------------------- -------------------------------------------------------- -----------------------
Jon Fisher                                             Balanced Fund                                None
                                                    Quality Growth Fund                      $100,001-$500,000
--------------------------------- -------------------------------------------------------- -----------------------
Martin E. Hargrave                                  Mid Cap Growth Fund                       $10,001-$50,000
                                                   Small Cap Growth Fund                         $1-$10,000
--------------------------------- -------------------------------------------------------- -----------------------
John P. Hoeting                                    Short Term Bond Fund                             None
--------------------------------- -------------------------------------------------------- -----------------------
Eric J. Holmes                                     Micro Cap Value Fund                       $10,001-$50,000
--------------------------------- -------------------------------------------------------- -----------------------
James R. Kirk                                       All Cap Value Fund                        $10,001-$50,000
                                             Disciplined Large Cap Value Fund                $100,001-$500,000
--------------------------------- -------------------------------------------------------- -----------------------
Peter M. Klein                                      All Cap Value Fund                        $10,001-$50,000
--------------------------------- -------------------------------------------------------- -----------------------
Mark Koenig                                          Equity Index Fund                              None
                                              Structured Large Cap Plus Fund                  $10,001-$50,000
--------------------------------- -------------------------------------------------------- -----------------------
Joseph W. Kremer                                   Small Cap Value Fund                       $10,001-$50,000
--------------------------------- -------------------------------------------------------- -----------------------
J. Jeffrey Krumpelman                              Dividend Growth Fund None
                                                   Strategic Income Fund None
--------------------------------- -------------------------------------------------------- -----------------------
Peter Kwiatkowski                                  Dividend Growth Fund                             None
                                                   Strategic Income Fund                            None
--------------------------------- -------------------------------------------------------- -----------------------
David R. Luebke                                     Mid Cap Growth Fund                             None
                                                   Small Cap Growth Fund                            None
--------------------------------- -------------------------------------------------------- -----------------------
Michael J. Martin                              Michigan Municipal Bond Fund                         None
                                                 Ohio Municipal Bond Fund                           None
                                                    Municipal Bond Fund                             None
                                             Intermediate Municipal Bond Fund                       None
--------------------------------- -------------------------------------------------------- -----------------------
Mary Jane Matts                              Disciplined Large Cap Value Fund                    $1-$10,000
--------------------------------- -------------------------------------------------------- -----------------------
Mirko M. Mikelic                                  Total Return Bond Fund                            None
                                               U.S. Government Bond Fund(3)                         None
--------------------------------- -------------------------------------------------------- -----------------------
Edward Moore                                       Small Cap Value Fund                       $10,001-$50,000
                                                   Micro Cap Value Fund                       $10,001-$50,000
--------------------------------- -------------------------------------------------------- -----------------------
Bill Natcher*
--------------------------------- -------------------------------------------------------- -----------------------
Scott Richter                                Disciplined Large Cap Value Fund                    $1-10,000
--------------------------------- -------------------------------------------------------- -----------------------
J. Kevin Seagraves                                 High Yield Bond Fund                             None
--------------------------------- -------------------------------------------------------- -----------------------
Jason Schwartz*
--------------------------------- -------------------------------------------------------- -----------------------
Mitchell L. Stapley                               Total Return Bond Fund                            None
                                                 Intermediate Bond Fund(2)                          None
                                               U.S. Government Bond Fund(3)                         None
--------------------------------- -------------------------------------------------------- -----------------------


                                       87


--------------------------------- -------------------------------------------------------- -----------------------
   NAME OF PORTFOLIO MANAGER                               FUND                               DOLLAR RANGE OF
                                                                                             EQUITY SECURITIES
--------------------------------- -------------------------------------------------------- -----------------------
                                                  Short Term Bond Fund                              None
                                                  High Yield Bond Fund                              None
                                                LifeModel Aggressive FundSM                         None
                                          LifeModel Moderately Aggressive FundSM                    None
                                         LifeModel Moderately Conservative FundSM                   None
                                               LifeModel Conservative FundSM                        None
                                                 LifeModel Moderate FundSM                          None
--------------------------------- -------------------------------------------------------- -----------------------
Jill A. Thompson                                   Small Cap Growth Fund                         $1-$10,000
                                                    Mid Cap Growth Fund                          $1-$10,000
--------------------------------- -------------------------------------------------------- -----------------------
Michael P. Wayton                                    Equity Index Fund                        $10,001-$50,000
                                              Structured Large Cap Plus Fund                        None
--------------------------------- -------------------------------------------------------- -----------------------
Brendan M. White                                   High Yield Bond Fund                             None
--------------------------------- -------------------------------------------------------- -----------------------
E. Keith Wirtz                                  International Equity Fund                     $10,001-$50,000
                                                LifeModel Aggressive FundSM                         None
                                          LifeModel Moderately Aggressive FundSM                    None
                                         LifeModel Moderately Conservative FundSM                   None
                                               LifeModel Conservative FundSM                        None
                                                 LifeModel Moderate FundSM                    $10,001-$50,000
--------------------------------- -------------------------------------------------------- -----------------------
David L. Withrow                                 Intermediate Bond Fund(2)                          None
                                                   Short Term Bond Fund                             None
--------------------------------- -------------------------------------------------------- -----------------------
Patricia Younker                                    Municipal Bond Fund                             None
                                             Intermediate Municipal Bond Fund                       None
                                               Michigan Municipal Bond Fund                         None
                                                 Ohio Municipal Bond Fund                           None
--------------------------------- -------------------------------------------------------- -----------------------

-------
*As of ___, 2007.

(1) On November 19, 2007 the Technology Fund was acquired by the Mid Cap Growth Fund.

(2) On November 19, 2007 the Intermediate Bond Fund was acquired by the Total Return Bond Fund.

(3) On November 19, 2007 the U.S. Government Bond Fund was acquired by the Total Return Bond Fund.


                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         The Advisor selects brokers and dealers to handle the purchase and sale of portfolio instruments for the Funds, subject to guidelines established by the Trustees. In selecting brokers and dealers to effect portfolio transactions for the Funds, the Advisor seeks to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, spreads and other costs, is normally an important factor in this decision, but the Advisor may consider various other factors as it deems relevant. These factors may include, without limitation: (1) the Advisor's knowledge of negotiated commission rates and spreads currently available; (2) the nature of the security being traded; (3) the size and type of transaction; (4) the nature and character of the market for the security; (5) the desired timing of the trade; (6) the activity existing and expected in the market for the security; (7) confidentiality and anonymity; (8) execution, (9) clearance and settlement capabilities, as well as the reputation and perceived soundness of the brokers/dealers selected and others which are considered; (10) the Advisor's knowledge of actual or apparent broker/dealer operational problems; (11) the broker/dealer's execution services rendered on a continuing basis and in other transactions; and (12) the reasonableness of spreads or commissions. The Advisor also may consider the quality of research and/or services provided by executing broker/dealers, as discussed below. The Advisor maintains procedures for monitoring best execution, and routinely reviews commission rates and execution and settlement services provided by various broker/dealers in order to determine their competitiveness. The Advisor is not permitted to consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

         In reliance on the "safe harbor" provided by Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act"), the Advisor may cause the Funds to pay broker/dealers providing the Funds with brokerage and research services (as defined in the 1934 Act) an amount of commission for effecting portfolio transactions in excess of the commission another broker/dealer would have charged for effecting the transaction. These brokerage and research services may include, without limitation, written and oral reports on the economy, industries, sectors and individual companies or issuers; appraisals and analysis relating to markets and economic factors; statistical information; accounting and tax law interpretations; political analyses; reports on legal developments affecting portfolio securities; information on technical market actions; credit analyses; on-line quotation and trading systems; risk measurement; analyses of corporate responsibility issues; on-line news services; and financial and market database services. Generally, the Advisor may use brokerage and research services to benefit the Funds as well as other investment accounts managed by the Advisor or its affiliates. The Advisor may not necessarily use all brokerage and research services received to benefit the particular Fund paying the brokerage commissions that gave rise to the receipt of such services.

         The determination and evaluation of the reasonableness of brokerage commissions paid in connection with portfolio transactions are based primarily on the professional opinions of the advisory personnel responsible for the placement and review of such transactions. These opinions are formed on the basis of, among other things, the experience of these individuals in the securities industry and information available to them concerning the level of commissions being paid by other investors of comparable size and type. The Advisor may select broker/dealers based on its assessment of their ability to provide quality executions and its belief that the research, information and other services provided by such broker/dealer may benefit the Funds. It is not possible to place a precise dollar value on the special executions or on the brokerage and research services the Advisor receives from broker/dealers effecting transactions in portfolio securities. Accordingly, broker/dealers selected by the Advisor may be paid commissions for effecting portfolio transactions in excess of amounts other broker/dealers would have charged for effecting similar transactions if the Advisor determines in good faith that such amounts are reasonable in relation to the value of the brokerage and/or research services provided by those broker/dealers.

         Selected products or services provided by broker/dealers may have multiple uses, including administrative, marketing or other uses which do not constitute brokerage or research services within the meaning of Section 28(e) of the 1934 Act. Such products or services are generally referred to as "mixed-use" items. The Advisor evaluates mixed-use products and services and will attempt to make a reasonable allocation of the cost of the product or service according to its use. The Advisor may consider various objective factors in making such an allocation, such as the amount time that the product or service is used, for an eligible purpose within the meaning of Section 28(e) of the 1934 Act. A conflict of interest may arise in allocating the cost of mixed-use items between research and non-research purposes. The proportion of products and services attributable to eligible brokerage or research services will be paid through brokerage commissions generated by Fund transactions; the portion attributable to ineligible products and services will by paid by the Advisor from its own resources. Although the allocation of mixed-use items is not precisely determined, the Advisor makes a good faith effort to fairly allocate such items.

         The Advisor evaluates brokerage and research services provided by broker/dealer firms on at least an annual basis. The evaluation criteria focus upon the quality and quantity of brokerage and research services provided by such broker/dealer firms and whether the commissions paid for such services are fair and reasonable.

         The allocation of portfolio transactions, including their frequency, to various dealers is determined by the Advisor in its best judgment and in a manner deemed fair and reasonable to shareholders. The major consideration in allocating brokerage business is the assurance that best execution is being received on all transactions effected for all accounts.

         Although investment decisions for the Funds are made independently from those of the other accounts managed by the Advisor, the Advisor may invest Fund assets in the same securities and at the same time as they invest assets of other accounts that they manage. When one of the Funds and one or more other accounts managed by the Advisor or its affiliates are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Advisor to be equitable to each. In some cases, this procedure may affect the price paid or shares received by the Funds or the size of the position obtained or disposed of by the Funds. Generally, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Funds.


         The following table shows the amount of brokerage commissions paid by the Funds to brokers who provide research services to the Funds, and the total amounts of the transactions pursuant to which such commissions were paid, for the fiscal year ended July 31, 2007:

  ---------------------------------------- ------------------------------------ -------------------------------------
                                             COMMISSIONS PAID ON TRANSACTIONS
                                               DIRECTED TO FIRMS PROVIDING       AMOUNT OF TRANSACTIONS DIRECTED TO
                                                        RESEARCH                      FIRMS PROVIDING RESEARCH
  FUND                                                JULY 31, 2007                        JULY 31, 2007
  ---------------------------------------- ------------------------------------ -------------------------------------
  Small Cap Growth Fund                                            $   587,774                         $  279,173,868
  ---------------------------------------- ------------------------------------ -------------------------------------
  Mid Cap Growth Fund                                                  638,315                            453,655,878
  ---------------------------------------- ------------------------------------ -------------------------------------
  Quality Growth Fund                                                1,337,070                          1,441,928,074
  ---------------------------------------- ------------------------------------ -------------------------------------
  Structured Large Cap Plus Fund                                       323,655                            536,403,233
  ---------------------------------------- ------------------------------------ -------------------------------------
  Equity Index Fund                                                     19,886                             51,479,632
  ---------------------------------------- ------------------------------------ -------------------------------------
  Balanced Fund                                                         94,900                            291,313,523
  ---------------------------------------- ------------------------------------ -------------------------------------
  Micro Cap Value Fund                                                 778,286                            170,907,356
  ---------------------------------------- ------------------------------------ -------------------------------------
  Small Cap Value Fund                                                 334,684                            129,870,015
  ---------------------------------------- ------------------------------------ -------------------------------------
  All Cap Value Fund                                                   296,566                            208,131,113
  ---------------------------------------- ------------------------------------ -------------------------------------
  Disciplined Large Cap Value Fund                                     646,108                            610,517,891
  ---------------------------------------- ------------------------------------ -------------------------------------
  Dividend Growth Fund                                                  35,695                             34,803,390
  ---------------------------------------- ------------------------------------ -------------------------------------




         The following table shows the aggregate amount of brokerage commissions paid by each Fund for the fiscal years ended July 31 of each year shown:

  --------------------------------------- --------------------- -------------------------- --------------------------
                                            TOTAL BROKERAGE          TOTAL BROKERAGE            TOTAL BROKERAGE
                                            COMMISSIONS PAID           COMMISSIONS                COMMISSIONS
                                             JULY 31, 2007                PAID                       PAID
  FUND                                                                JULY 31, 2006              JULY 31, 2005
  --------------------------------------- --------------------- -------------------------- --------------------------
  Small Cap Growth Fund                             $  617,845               $    689,282                  $ 923,225
  --------------------------------------- --------------------- -------------------------- --------------------------
  Mid Cap Growth Fund                                  655,475                    852,818                    806,325
  --------------------------------------- --------------------- -------------------------- --------------------------
  Quality Growth Fund                                1,415,473                  2,306,182                  2,571,610
  --------------------------------------- --------------------- -------------------------- --------------------------
  Structured Large Cap Plus Fund                       348,154                    499,588                    391,410
  --------------------------------------- --------------------- -------------------------- --------------------------
  Equity Index Fund                                     32,593                     35,676                     57,189
  --------------------------------------- --------------------- -------------------------- --------------------------
  Balanced Fund                                         96,106                    298,357                    215,778
  --------------------------------------- --------------------- -------------------------- --------------------------
  Micro Cap Value Fund                                 812,356                    796,739                    533,138
  --------------------------------------- --------------------- -------------------------- --------------------------
  Small Cap Value Fund                                 338,538                    798,906                    890,087
  --------------------------------------- --------------------- -------------------------- --------------------------

  --------------------------------------- --------------------- -------------------------- --------------------------
                                            TOTAL BROKERAGE          TOTAL BROKERAGE            TOTAL BROKERAGE
                                            COMMISSIONS PAID           COMMISSIONS                COMMISSIONS
                                             JULY 31, 2007                PAID                       PAID
  FUND                                                                JULY 31, 2006              JULY 31, 2005
  --------------------------------------- --------------------- -------------------------- --------------------------
  All Cap Value Fund                                   302,237                    498,525                    304,167
  --------------------------------------- --------------------- -------------------------- --------------------------
  Disciplined Large Cap Value Fund                     650,954                    819,011                    653,939
  --------------------------------------- --------------------- -------------------------- --------------------------
  Strategic Income Fund                                  8,031                     13,105                     47,006
  --------------------------------------- --------------------- -------------------------- --------------------------
  Dividend Growth Fund                                  35,815                     69,297                     22,090
  --------------------------------------- --------------------- -------------------------- --------------------------
  International Equity Fund                             17,636                    114,039                     83,193
  --------------------------------------- --------------------- -------------------------- --------------------------
  Total Return Bond Fund                                 3,074                      3,845                     10,034
  --------------------------------------- --------------------- -------------------------- --------------------------
  Short Term Bond Fund                                   6,563                      2,656                     29,832
  --------------------------------------- --------------------- -------------------------- --------------------------


         For each of the three most recent fiscal years, none of the Funds paid brokerage commissions to any affiliated broker.


         During the fiscal year ended July 31, 2007, the Funds acquired securities of certain of the Funds' regular broker dealers or the parent of such firms. The aggregate holdings of the Funds of those brokers or dealers as of July 31, 2007 (amounts in thousands, except shares) were as follows:

---------------------------------- ------------------------------------------- ----------- ------------ ----------------
          BROKER/DEALER                               FUND                       SHARES     PRINCIPAL       MARKET
                                                                                                             VALUE
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
ABN AMRO Securities Inc.           International Equity                            73,803                         3,541
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Institutional Money Market                                   15,000           14,989
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   U.S. Treasury Money Market                     215,000                       215,000
---------------------------------- ------------------------------------------- ----------- ------------ ----------------

---------------------------------- ------------------------------------------- ----------- ------------ ----------------
Bank of America                    Structured Large Cap Plus                       68,363                         3,242
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Equity Index                                   141,482                         6,709
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Balanced                                                      1,585            1,593
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   All Cap Value                                  133,586                         6,335
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Disciplined Large Cap Value                    599,960                        28,450
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Dividend Growth                                  5,762                           273
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Total Return Bond                                             7,745            7,636
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Short Term Bond                                              11,089           10,892
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Institutional Money Market                                   33,300           33,035
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Institutional Government Money Market                        85,000           85,000
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Strategic Income                                19,900                           944
---------------------------------- ------------------------------------------- ----------- ------------ ----------------

---------------------------------- ------------------------------------------- ----------- ------------ ----------------
Bank of New York                   Equity Index                                    36,009                         1,532
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   All Cap Value                                  173,291                         7,374
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Disciplined Large Cap Value                    397,026                        16,893
---------------------------------- ------------------------------------------- ----------- ------------ ----------------

---------------------------------- ------------------------------------------- ----------- ------------ ----------------
Barclay's Bank PLC                 Strategic Income                                40,000                           996
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   International Equity                           171,754                         2,410
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Prime Money Market                                           55,000           54,580
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Institutional Money Market                                   79,930           79,466
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
Bear Stearns Securities            Equity Index                                     3,795                           460
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Balanced                                                      2,206            2,177
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Strategic Income                                58,900        1,628            1,449
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Total Return Bond                                            14,756           14,397
---------------------------------- ------------------------------------------- ----------- ------------ ----------------


                                       91


---------------------------------- ------------------------------------------- ----------- ------------ ----------------
          BROKER/DEALER                               FUND                       SHARES     PRINCIPAL       MARKET
                                                                                                             VALUE
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Short Term Bond                                              10,857           10,865
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Prime Money Market                                           55,000           54,970
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Institutional Money Market                                   86,818           86,793
---------------------------------- ------------------------------------------- ----------- ------------ ----------------

---------------------------------- ------------------------------------------- ----------- ------------ ----------------
BMO Capital Markets Corp.          U.S. Treasury Money Market                                  225,000          225,000
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   International Equity                            27,060                         2,973
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Prime Money Market                                           50,000           50,000
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Institutional Money Market                                   50,000           50,000
---------------------------------- ------------------------------------------- ----------- ------------ ----------------

---------------------------------- ------------------------------------------- ----------- ------------ ----------------
Credit Suisse                      International Equity                            28,660                         1,871
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Short Term Bond                                               3,519            3,469
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Prime Money Market                                           29,000           28,977
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Institutional Money Market                                   37,300           37,277
---------------------------------- ------------------------------------------- ----------- ------------ ----------------

---------------------------------- ------------------------------------------- ----------- ------------ ----------------
Deutsche Bank                      International Equity                            19,492                         2,643
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Prime Money Market                              90,000       10,000          100,000
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Institutional Money Market                     200,000       65,000          265,000
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Institutional Government Money Market          180,000                       180,000
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   U.S. Treasury Money Market                     235,000                       235,000
---------------------------------- ------------------------------------------- ----------- ------------ ----------------

---------------------------------- ------------------------------------------- ----------- ------------ ----------------
Goldman Sachs                      Structured Large Cap Plus                       17,730                         3,339
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Equity Index                                    13,023                         2,453
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   All Cap Value                                   20,049                         3,776
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Strategic Income                                40,000        1,000            1,971
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Total Return Bond                                             1,100            1,033
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Short Term Bond                                               3,000            3,064
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Municipal Bond                                 228,862                           230
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Intermediate Municipal Bond                    356,352                           356
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Ohio Municipal Bond                            255,542                           256
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Michigan Municipal Bond                        389,297                           389
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Prime Money Market                           1,232,019        5,000            6,207
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Institutional Money Market                   1,753,176       20,000           21,759
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Institutional Government Money Market            4,342                             4
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   U.S. Treasury Money Market                   1,287,327                         1,287
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Michigan Municipal Money Market                 48,809                            49
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Municipal Money Market                          49,434                            49
---------------------------------- ------------------------------------------- ----------- ------------ ----------------

---------------------------------- ------------------------------------------- ----------- ------------ ----------------
JP Morgan Securities               Structured Large Cap Plus                      104,893                         4,616
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Equity Index                                   108,910                         4,793
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Balanced                                                        347              343
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   All Cap Value                                  166,973                         7,348
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Disciplined Large Cap Value                    537,648                        23,662
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Strategic Income                                                955              951
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Total Return Bond                                            18,402           18,107
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Short Term Bond                                              24,409           24,236
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Prime Money Market                                            5,000            4,965
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Institutional Money Market                                    7,000            6,950
---------------------------------- ------------------------------------------- ----------- ------------ ----------------


                                       92

---------------------------------- ------------------------------------------- ----------- ------------ ----------------
          BROKER/DEALER                               FUND                       SHARES     PRINCIPAL       MARKET
                                                                                                             VALUE
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
Lehman Brothers, Inc.              Structured Large Cap Plus                        6,052                           375
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Equity Index                                    16,981                         1,053
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Strategic Income                                50,000        1,000            2,247
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Short Term Bond                                               3,000            2,937
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Prime Money Market                                            5,000            4,968
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Institutional Money Market                                    6,500            6,459
---------------------------------- ------------------------------------------- ----------- ------------ ----------------




---------------------------------- ------------------------------------------- ----------- ------------ ----------------
UBS Securities                     International Equity                            41,990                         2,329
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Bond                                                            925            1,006
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Prime Money Market                              21,487                        21,487
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Institutional Money Market                     101,160       19,900          121,011
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   Institutional Government Money Market          194,184                       194,184
---------------------------------- ------------------------------------------- ----------- ------------ ----------------
                                   U.S. Treasury Money Market                     222,609                       222,609
---------------------------------- ------------------------------------------- ----------- ------------ ----------------


                                PURCHASING SHARES

         Shares of the Funds are sold at their net asset value, less any applicable sales charge, on days the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Cleveland are open for business. The procedure for purchasing Shares of the Funds is explained in the Prospectus for such Fund and Class under "Investing in the Funds."

         ADMINISTRATIVE SERVICES AGREEMENT


         With respect to Select Shares, Preferred Shares and Trust Shares, the Trust may enter into an Administrative Service Agreement to permit the payment of non 12b-1 fees to ALPS Distributors, Inc. to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These non 12b-1 fees are paid at the following amounts: Select Shares - up to 0.08%, Preferred Shares -up to 0.15% and Trust Shares - up to 0.25%. Benefits to shareholders of Select Shares, Preferred Shares and Trust Shares of the Funds may include: (1) providing personal services to shareholders; (2) processing shareholder transactions with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; (4) responding promptly to shareholders' requests and inquiries concerning their accounts; and (5) providing such other services as necessary to service shareholder accounts. These classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients. Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.

DISTRIBUTION PLAN


         ALPS Distributors, Inc. (the "Distributor") serves as the Funds' distributor and has a principal place of business at 1290 Broadway, Suite 1100, Denver, Colorado 80203. With respect to Class A shares, Class B shares and Class C shares of the Funds, the Trust has adopted a Plan pursuant to Rule l2b-1 under the 1940 Act. The Plan provides for payment of fees to the distributor to finance any activity which is principally intended to result in the sale of a Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing printing, and distributing prospectuses and sales literature to prospective shareholders, brokers, or administrators; and implementing and operating the Plan. The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor. Pursuant to the Plan, the Distributor may enter into agreements to pay fees to brokers for distribution and administrative support services and to other participating financial institutions and persons for distribution assistance and support services to the Funds and their shareholders. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions, wiring funds and receiving funds for share purchases and redemptions, confirming and reconciling all transactions, reviewing the activity in Fund accounts, and providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Funds' transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders.




         The Trustees expect that the Plan will result in the sale of a sufficient number of shares so as to allow a Fund to achieve economic viability. It is also anticipated that an increase in the size of a Fund will facilitate more efficient portfolio management and assist a Fund in seeking to achieve its investment objectives.


         Pursuant to the Plan with respect to Class A Shares, the Funds which offer Class A Shares are authorized to compensate the Distributor at the annual rate of up to 0.25% of the average aggregate net asset value of the Class A Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2007, the Distributor received $3,712,000.

         Pursuant to the Plan with respect to Class B Shares, the Funds which offer Class B Shares are authorized to compensate the Distributor at the annual rate of up to 1.00% of the average aggregate net asset value of the Class B Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2007, the Distributor received $2,331,000.

         Pursuant to the Plan with respect to Class C Shares, the Funds are authorized to compensate the Distributor at the annual rate of up to 0.75% of the average aggregate net asset value of the Class C Shares of each applicable Fund held during the month. For the fiscal year ended July 31, 2007, the Distributor received $511,000.

         For the fiscal years ended July 31, 2007, July 31, 2006, and July 31, 2005 the Funds paid $212,920, $268,360, and $XXXXX, respectively, to ______ to compensate National Financial Services, LLC for providing administrative services to Class C Shares of the Funds.


         With respect to all share classes offered by the Trust, these classes of shares are designed for shareholders who may be investing through financial institutions that are providing additional services to such shareholders. These institutions may select whichever class most appropriately compensates them for the level of services they are providing and may be dependent on other fees charged to their clients.

Such selection may not represent the least expensive class available to shareholders. The Funds seek to provide flexibility to financial institutions in levels of compensation they may receive from shareholders but are not able to verify that financial institutions are offering the most appropriate share class to their clients.



CONVERSION TO FEDERAL FUNDS

         It is the Funds' policy to be as fully invested as possible so that maximum interest or dividends may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Fifth Third Bank acts as the shareholder's agent in depositing checks and converting them to federal funds.

EXCHANGING SECURITIES FOR FUND SHARES


         Investors may, in certain circumstances as permitted by the Funds' custodian, exchange securities they already own for shares of a Fund or they may exchange a combination of securities and cash for Fund shares. Any securities to be exchanged must, in the opinion of the Advisor, meet the investment objective and policies of each Fund, must have a readily ascertainable market value, must be liquid, and must not be subject to restrictions on resale. An investor should forward the securities in negotiable form with an authorized letter of transmittal to the custodian. A Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by the Advisor. This securities exchange feature may not be available to shareholders of certain financial intermediaries that may not be able to support this.


         A Fund values such securities in the same manner as a Fund values its assets. The basis of the exchange will depend upon the net asset value of shares of a Fund on the day the securities are valued. One share of a Fund will be issued for each equivalent amount of securities accepted.

         Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, conversion, or other rights attached to the securities become the property of a Fund, along with the securities.

PAYMENTS TO DEALERS

         Authorized broker-dealers, financial institutions and other financial intermediaries who sell shares of Fifth Third Funds and perform services for fund investors may receive sales commissions, annual fees and other compensation (a "reallowance"). Such reallowance is paid by the Distributor using money from sales charges and distribution/service (12b-1) fees. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time, the Distributor may elect to reallow up to the following amounts:

Class A Shares

                                             International                Equity Index Fund             Other Equity Funds
                                              Equity Fund
------------------------------------- ----------------------------- ------------------------------ ------------------------------
          Purchase Amount              Load/Sales       Dealer        Load/Sales       Dealer       Load/Sales        Dealer
                                         Charge       Reallowance       Charge       Reallowance      Charge       Reallowance
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------

------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
Less than $50,000                          5.00%          4.50%          5.00%           4.50%          5.00%          4.50%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$50,000 but less than $100,000             4.50%          4.00%          4.50%           4.00%          4.50%          4.00%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$100,000 but less than $250,000            3.50%          3.00%          3.50%           3.00%          3.50%          3.00%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$250,000 but less than $500,000            2.50%          2.10%          2.50%           2.10%          2.50%          2.10%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------

                                       95

                                             International                Equity Index Fund             Other Equity Funds
                                              Equity Fund
------------------------------------- ----------------------------- ------------------------------ ------------------------------
          Purchase Amount              Load/Sales       Dealer        Load/Sales       Dealer       Load/Sales        Dealer
                                         Charge       Reallowance       Charge       Reallowance      Charge       Reallowance
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$500,000 but less than $1,000,000          2.00%          1.70%          2.00%           1.70%          2.00%          1.70%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$1,000,000 but less than $5,000,000*       0.00%          0.75%          0.00%           0.05%          0.00%          1.00%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$5,000,000 but less than                   0.00%          0.50%          0.00%           0.04%          0.00%          0.75%
$25,000,000*
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$25,000,000 or more*                       0.00%          0.25%          0.00%           0.03%          0.00%          0.50%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------

                                                                        Selected Bond Funds+             Other Bond Funds
------------------------------------- ----------------------------- ------------------------------ ------------------------------
          Purchase Amount                                             Load/Sales       Dealer       Load/Sales        Dealer
                                                                        Charge       Reallowance      Charge       Reallowance
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
Less than $50,000                                                        3.50%           3.00%          4.75%          4.25%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$50,000 but less than $100,000                                           3.00%           2.60%          4.50%          3.75%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$100,000 but less than $250,000                                          2.50%           2.10%          3.50%          3.00%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$250,000 but less than $500,000                                          2.00%           1.70%          2.50%          2.10%
---------------------------------------------------- -------------- --------------- -------------- -------------- ---------------
$500,000 but less than $1,000,000                                        1.50%           1.25%          2.00%          1.70%
---------------------------------------------------- -------------- --------------- -------------- -------------- ---------------
$1,000,000 but less than $5,000,000*                                     0.00%           0.75%          0.00%          0.75%
---------------------------------------------------- -------------- --------------- -------------- -------------- ---------------
$5,000,000 but less than $25,000,000*                                    0.00%           0.50%          0.00%          0.50%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------
$25,000,000 or more*                                                     0.00%           0.25%          0.00%          0.25%
------------------------------------- -------------- -------------- --------------- -------------- -------------- ---------------


+ "Selected Bond Funds" include the Short Term Bond Fund and Intermediate Municipal Bond Fund.

         A finder's fee may be paid for Class A Shares only. The load/sales charge represents the amount a shareholder pays to purchase the Class A Shares, and the dealer reallowance represents the commission paid to the selling broker/dealer. If a finder's fee is paid to a selling broker/dealer, there will be a 1% contingent deferred sales charge ("CDSC") for a period of 18 months.

         *If you purchase $1,000,000 or more of Class A shares and do not pay a sales charge, and you sell any of these shares before the eighteen month anniversary of purchase, you will pay a 1% CDSC on the portion redeemed at the time of redemption. The CDSC will be based upon the lowest of the NAV at the time of purchase and the NAV at the time of redemption. In any sales, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first followed by shares subject to the lowest CDSC (typically shares held for the longest time). The CDSC will be waived for shares purchased as part of an agreement where an organization agrees to waive its customary sales commission.

         Class A Shares are sold with an initial sales charge as detailed in the chart above.

         The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class A Shares for which such dealers are designated the dealer of record):

------------------------------- ------------------------------------------------------------------
             Rate                                             Fund
------------------------------- ------------------------------------------------------------------
Up to 0.25%                     All Funds currently making payments under a Class A Shares distribution plan
------------------------------- ------------------------------------------------------------------


Class B Shares


         Effective May 15, 2007, Class B shares are closed to all new shareholders. Class B Shares are sold without any initial sales charge. The Distributor pays 4% of the amount invested to dealers who sell Class B Shares. A contingent deferred sales charge may be applied to Class B Shares you sell within six years of purchase as shown in the schedule under "Shareholder Information" in the prospectus.


         The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class B Shares for which such dealers are designated the dealer of record):

--------------------- ------------------------------------------------------------------------------------
        Rate                                                 Fund
--------------------- ------------------------------------------------------------------------------------
Up to 0.25%           All Funds currently making payments under a Class B Shares distribution plan
--------------------- ------------------------------------------------------------------------------------


Class C Shares

         Class C Shares are sold without any initial sales charge. The Distributor pays 1% of the amount invested to dealers who sell Class C Shares. A contingent deferred sales charge may be applied to Class C Shares you sell within twelve months of purchase.

         The Distributor makes monthly payments to dealers at the annual rates set forth below (as a percentage of the average net asset value of Class C Shares for which such dealers are designated the dealer of record):

------------------------------------ ---------------------------------------------------------------------------------
               Rate                                                        Fund
------------------------------------ ---------------------------------------------------------------------------------
Up to 0.25% during first 18 months   All funds currently making payments under a Class C Shares distribution plan after purchase
------------------------------------ ---------------------------------------------------------------------------------
Up to 1.00% subsequent to first 18   All funds currently making payments under a Class C Shares distribution plan months after purchase
------------------------------------ ---------------------------------------------------------------------------------


                ADDITIONAL PAYMENTS BY THE ADVISOR AND AFFILIATES

         Under certain circumstances, the Advisor or its affiliates may use their own funds to compensate broker-dealers, financial institutions, and financial intermediaries that, for instance, sell or arrange for the sale of Fund shares or that perform various shareholder support services, in amounts that are additional to the amounts paid by the Distributor. In addition, from time to time, the Advisor or its affiliates, at their expense, may provide additional commissions, compensation, or promotional incentives ("concessions") to broker-dealers, financial institutions, and financial intermediaries which sell or arrange for the sale of shares of a Fund or that perform various shareholder support services. Additional information about such payments is provided below. The Advisor or its affiliates may terminate such payments at any time.

         "Financial intermediaries" are firms that receive compensation for selling shares of the Funds and/or provide services to the Funds' shareholders. Financial intermediaries may include, among others, your broker, your securities dealer, your financial planner or advisor, banks, or insurance companies. In addition to dealers, the financial intermediaries that may receive payments include sponsors of fund "supermarkets", sponsors of wrap fee programs, and sponsors of networking systems.

         The Advisor and/or its affiliates, in their discretion, may pay dealers, selling or servicing agents, or other financial intermediaries and service providers for distribution or shareholder servicing activities. These payments are made out of the Advisor's and/or its affiliate's own resources, including from the profits derived from the advisory fees the Advisor receives from the Funds. These cash payments, which may be substantial, are paid to firms having business relationships with the Advisor and/or its affiliates, and are in addition to any distribution fees, servicing fees, or transfer agency fees paid directly or indirectly by the Funds to these financial intermediaries and any commissions the Distributor pays to these firms out of the sales charges paid by investors.

         In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue-sharing". Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Funds to its customers. These payments also may give an intermediary an incentive to cooperate with the Advisor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the Advisor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors. Additionally, as firm support, the Advisor and/or its affiliates may reimburse expenses, including travel and lodging expenditures, related to educational seminars and "due diligence" or training meetings (to the extent permitted by applicable laws or the rules of the NASD) designed to increase sales representatives' awareness about Funds.

         The Advisor and/or its affiliates may make payments to financial intermediaries to compensate or reimburse them for administrative or other client services provided such as participation in networking arrangements, recordkeeping, and other shareholder services. The Advisor and/or its affiliates also may make payments for administrative services related to the distribution of Fund shares through the intermediary. The service provider may use these payments to offset or reduce fees that would otherwise be paid directly to them by certain account holders.

         The Advisor may consider various factors to determine whether to make revenue sharing payments. Possible considerations include, without limitation, the types of services provided by the intermediary, sales of Fund shares, the redemption rates on accounts of customers of the intermediary or overall asset levels of the Funds held for or by customers of the intermediary, the willingness of the intermediary to allow the Advisor to provide educational and training support for the intermediary's sales personnel relating to the Funds, the availability of the Funds on the intermediary's sales system, as well as the overall quality of the services provided by the intermediary, and the Advisor's and/or its affiliate's relationship with the intermediary. To the extent that financial intermediaries receiving distribution-related payments from the Advisor and/or its affiliates sell more of the Funds or retain more shares of the Funds in their client accounts, the Advisor benefits from the incremental management and other fees it receives with respect to those assets.

         In addition to the commissions paid to financial intermediaries at the time of sale and Rule 12b-1 fees, some or all of which may be paid to financial intermediaries (and, in turn, to your financial advisor), the Advisor and/or its affiliates, at their expense, currently provide additional payments to firms that sell shares of the Funds. If one mutual fund sponsor makes greater distribution assistance payments than another, your financial advisor and his or her firm may have an incentive to recommend one fund complex over another. Similarly, if your financial advisor or his or her firm receives more distribution assistance for one share class versus another, then they may have an incentive to recommend that class. Your dealer may charge you fees or commissions in addition to those disclosed in the Prospectus. You should ask your dealer or financial intermediary for details about any such payments it receives from the Advisor and/or their affiliates, or any other fees or expenses it charges.

         Although the Funds may use brokers and dealers who sell shares of the Funds to effect portfolio transactions, the Funds do not consider the sale of Fund shares as a factor when selecting brokers or dealers to effect portfolio transactions.

         Transaction Fee. Brokers and agents may charge a transaction fee on the purchase or sale of shares by shareholders.

                              SELLING YOUR SHARES

         Shares are redeemed at the next computed net asset value after a Fund receives the redemption request, less any contingent deferred sales charge. Redemption procedures are explained in the prospectuses under "Selling Your Shares." Although the Funds do not charge for telephone redemptions, they reserve the right to charge a fee for the cost of wire-transferred redemptions.

         If you purchase $1,000,000 or more of Class A Shares and do not pay a sales charge, and you sell any of these shares within eighteen (18) months of their purchase, you will pay a 1% contingent deferred sales charge on the portion redeemed at the time of redemption. Class B Shares redeemed within six
(6) years of purchase and Class C Shares redeemed within one (1) year of purchase may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be reduced with respect to a particular shareholder where a financial institution selling Class B and/or Class C Shares elects not to receive a commission from the distributor with respect to its sale of such shares.

REDEMPTION IN KIND

         The Trust has elected to be governed by Rule 18f-1 of the 1940 Act under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period.

         Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Trust will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.

POSTPONEMENT OF REDEMPTIONS

         Federal securities law permits any Fund to delay sending to you redemption proceeds for up to seven days if the Fund believes that a redemption would disrupt its operation or performance. Under unusual circumstances, the law also permits the Fund to delay sending redemption payments during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC, (b) the NYSE is closed for other then customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency exists as determined by the SEC.

                           DETERMINING NET ASSET VALUE

VALUATION OF THE EQUITY FUNDS, BOND FUNDS AND ASSET ALLOCATION FUNDS

         Except as noted below, investments of the Equity Funds, Bond Funds, and Asset Allocation Funds of the Trust in securities the principal market for which is a securities exchange or an over-the-counter market are valued at their latest available sale price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded). Except as noted below, investments of the International Equity Fund in securities the principal market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

         With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange or an over-the-counter market, are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations are not readily available are valued at their fair value as determined pursuant to the Valuation Procedures established by and under the general supervision of the Board of Trustees. Short-term securities are valued at either amortized cost or original cost plus interest, which approximates current value. Repurchase Agreements are valued at original cost. Open-end mutual fund investments will be valued at the most recently calculated net asset value. Closed-end mutual funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded.

         The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the prevailing foreign rate. When the closing price is not an accurate representation of value due to events that have occurred after the closing of the primary exchange and prior to the time of NAV calculations (hereinafter, a "Significant Event"), then a market quotation is deemed to not be readily available and the fair value of affected securities will be determined by consideration of other factors by the Pricing Committee as detailed below. An example of a frequently occurring Significant Event is a movement in the U.S. equity markets. The Pricing Committee may predetermine the level of such a movement that will constitute a Significant Event (a "Trigger") and preauthorize the Trust's Accounting Agent to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Pricing Committee need not meet (and, therefore, will not produce minutes). The Pricing Committee, however, will determine the fair value of securities effected by a Significant Event where either (i) the Pricing Committee has not authorized the use of a Fair Value Pricing Service, or (ii) where the Significant Event is other than a movement in the U.S. equity markets that qualifies as a Trigger.

         Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through a national pricing service approved by the Board of Trustees. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Trustees and may include yield equivalents or a price produced through use of a pricing matrix provided by a national pricing service approved by the Board.

USE OF AMORTIZED COST

         The Trustees have decided that the fair value of debt securities authorized to be purchased by the Funds with remaining maturities of 60 days or less at the time of purchase may be their amortized cost value, unless the particular circumstances of the security indicate otherwise. Under this method, portfolio instruments and assets are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. The Trustees continually assess this method of valuation and recommend changes where necessary to assure that the Funds' portfolio instruments are valued at their fair value as determined in good faith by the Trustees.

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MONITORING PROCEDURES

         For the Money Market Funds, the Trustees' procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market values. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 1/2 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

INVESTMENT RESTRICTIONS

         SEC rules require that a money market fund limit its investments to instruments that, in the opinion of the Trustees or their delegate, present minimal credit risks and if rated, have received the requisite rating from one or more nationally recognized statistical rating organizations. If the instruments are not rated, the Trustees or their delegate must determine that they are of comparable quality. Shares of investment companies purchased by a Money Market Fund will meet these same criteria and will have investment policies consistent with the Rule. The Rule also requires a money market fund to maintain a dollar-weighted average portfolio maturity (not more than 90 days) appropriate to the objective of maintaining a stable net asset value of $1.00 per share. In addition, no instruments with a remaining maturity of more than 397 days can be purchased by a Money Market Fund. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, a Money Market Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

         A Money Market Fund may attempt to increase yield by trading portfolio securities to take advantage of short-term market variations. This policy may, from time to time, result in high portfolio turnover. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Money Market Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

         In periods of rising interest rates, the indicated daily yield on shares of a Money Market Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

TRADING IN FOREIGN SECURITIES

         Trading in foreign securities may be completed at times which vary from the closing of regular trading on the NYSE. In computing the net asset value, the Funds (other than the Money Market Funds) value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

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                                   TAX STATUS

         QUALIFICATION AS A REGULATED INVESTMENT COMPANY


         Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things, (a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in "qualified publicly traded partnerships" (as defined below); (b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested (x) in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses or (y) in the securities of one or more qualified publicly traded partnerships (as defined below) and (c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid - generally taxable ordinary income and the excess, if any, of short-term capital gains over net long-term capital losses), and its net tax-exempt income, for such year.

         In general, for purposes of the 90% gross income requirement described in (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a "qualified publicly traded partnership" (defined as a partnership (x) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof and (y) that derives less than 90% of its income from the qualifying income described in
(a)(i) above) will be treated as qualifying income. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

         For purposes of meeting the diversification requirement described in
(b) above, in the case of a Fund's investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. Additionally, the term "outstanding voting securities of such issuer" will include the equity securities of a qualified publicly traded partnership.

         If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below). If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

         Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and net capital gain. Investment company taxable income which is retained by a Fund will be subject to tax at regular corporate rates. If a Fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of the Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder's gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

         If a Fund fails to distribute in a calendar year at least an amount equal to the sum of the 98% of its ordinary income for the year and 98% of its net capital gain income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects) and any retained amount from the prior calendar year, the Fund will be subject to a non-deductible 4% excise tax on the undistributed amounts. For these purposes, the Fund will be treated as having distributed any amount on which it is subject to income tax. A dividend paid to shareholders by a Fund in January of a year generally is deemed to have been paid by the Fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.


         ADDITIONAL TAX INFORMATION CONCERNING THE ASSET ALLOCATION FUNDS

         An Asset Allocation Fund will not be able to offset gains realized by one Underlying Fund in which such Asset Allocation Fund invests against losses realized by another Underlying Fund in which such Asset Allocation Fund invests. The use of a fund-of-funds structure can therefore affect the amount, timing and character of distributions to shareholders, and may increase the amount of taxes payable by shareholders.


         Because each Asset Allocation Fund will invest all of its assets in shares of Underlying Funds, its distributable income and gains will normally consist entirely of distributions from Underlying Funds and gains and losses on the disposition of shares of Underlying Funds. To the extent that an Underlying Fund realizes net losses on its investments for a given taxable year, an Asset Allocation Fund will not be able to recognize its shares of those losses (so as to offset distributions of net income or capital gains from other Underlying Funds) until it disposes of shares of the Underlying Fund. Moreover, even when an Asset Allocation Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, an Asset Allocation Fund will not be able to offset any capital losses from its dispositions of Underlying Fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an Underlying Fund).


         In addition, in certain circumstances, the "wash sale" rules under
Section 1091 of the Code may apply to a Fund's sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by a Fund at a loss and the Fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund's hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that an Asset Allocation Fund will be required to distribute to shareholders will be greater than such amounts would have been had an Asset Allocation Fund invested directly in the securities held by the Underlying Funds, rather than investing in shares of the Underlying Funds. For similar reasons, the character of distributions from an Asset Allocation Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Asset Allocation Fund invested directly in the securities held by the Underlying Funds.

         If an Asset Allocation Fund received dividends from an Underlying Fund that qualifies as a regulated investment company, and the Underlying Fund designated such dividends as "qualified dividend income," then an Asset Allocation Fund is permitted in turn to designate a portion of its distributions as "qualified dividend income" as well, provided the Asset Allocation Fund meets holding period and other requirements with respect to shares of the Underlying Fund. Dividends of an Asset Allocation Fund may not be eligible for treatment as qualified dividend income unless the holding period and other requirements for such treatment are met by both an Asset Allocation Fund and the Underlying Fund, as well as by the shareholder.

         Depending on each Asset Allocation Fund's percentage ownership in an Underlying Fund, before and after a redemption of shares of an Underlying Fund, the Asset Allocation Fund's redemption of shares of such Underlying Fund may cause an Asset Allocation Fund to be treated as receiving a dividend on the full amount of the distribution instead of receiving capital gain income on the shares of the Underlying Fund. This would be the case where an Asset Allocation Fund holds a significant interest in an Underlying Fund and redeems only a small portion of such interest. It is possible that such a dividend would qualify as "qualified dividend income" and thus be eligible to be taxed at the rates applicable to long-term capital gain; otherwise it would be taxable as ordinary income.

         Although each Asset Allocation Fund may itself be entitled to a deduction for foreign taxes paid by an Underlying Fund in which such Asset Allocation Fund invests, an Asset Allocation Fund will not be able to pass through to its own shareholder any foreign tax credit borne in respect of foreign securities income earned by an Underlying Fund (see "Foreign Taxes, Foreign Currency-Denominated Securities and Related Hedging Transactions"). In addition, the Asset Allocation Funds cannot pass through to their shareholders exempt-interest dividends. Accordingly, the Asset Allocation Funds will not invest in Underlying Funds that invest substantially in tax-exempt obligations and that pay exempt-interest dividends.


         The fact that an Asset Allocation Fund achieves its investment objectives by investing in Underlying Funds generally will not adversely affect the Asset Allocation Fund's ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its investments in the Underlying Funds, except possibly to the extent that (1) interest-related dividends received by the Asset Allocation Fund are offset by deductions allocable to the Asset Allocation Fund's qualified interest income or (2) short-term capital gains dividends received by the Asset Allocation Fund are offset by the Asset Allocation Fund's net short- or long-term capital losses, in which case the amount of a distribution from the Asset Allocation Fund to a foreign shareholder that is properly designated as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the Underlying Funds.

         The foregoing is only a general description of the federal tax consequences of a fund of funds structure. Accordingly, prospective purchasers of Shares of an Asset Allocation Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

DISTRIBUTIONS


         Each Fund will distribute at least annually any investment income and net realized capital gains. Distributions of any net investment income (other than qualified dividend income and exempt-interest dividends, as discussed below) are generally taxable to shareholders as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. Distributions of each Fund's net capital gain (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), if any, from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends ("Capital Gain Dividends") are taxable as long-term capital gains, regardless of how long a Shareholder has held Fund shares. For taxable years beginning before January 1, 2011, such distributions will generally be subject to a 15% tax rate, with lower rates applying to taxpayers in the 10% and 15% rate brackets, and will not be eligible for the dividends received deduction. Distribution of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions of taxable income or capital gains are taxable to Fund shareholders whether received in cash or reinvested in additional Fund shares. Dividends and distributions on a Fund's shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions economically may represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in Fund shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces the shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares. The Fifth Third Strategic Income Fund is particularly susceptible to this possibility because it may, at times in its discretion, pay out less than the entire amount of net investment income earned in any particular period and may at times pay out such accumulated undistributed income in addition to net investment income earned in other periods in order to permit the Fund to maintain a more stable level of distributions. As a result, the dividend paid by the Fund to shareholders for any particular period may be more or less than the amount of net investment income earned by the Fund during such period. The Fund is not required to maintain a stable level of distributions to shareholders.


         For taxable years beginning before January 1, 2011, distributions of investment income properly designated by a Fund as derived from "qualified dividend income" will be taxed in the hands of an individual at the rates applicable to long-term capital gain, provided holding period and other requirements are met at both the shareholder and Fund levels. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to some portion of the dividend paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the Fund's shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Additionally, dividends of an Asset Allocation Fund may not be eligible for treatment as qualified dividend income unless the holding period and other requirements for such treatment are met by both the Asset Allocation Fund and the Underlying Funds as well as the shareholder. Neither the fixed income funds nor the money market funds expect a significant portion of Fund distributions to be derived from qualified dividend income.


         In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to the Fund's shares. If the aggregate qualified dividends received by a Fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the Fund's dividends (other than dividends properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. To the extent that a Fund makes a distribution of income received by the Fund in lieu of dividends (a "substitute payment") with respect to securities on loan pursuant to a securities lending transaction, such income will not constitute qualified dividend income and thus will not be eligible for taxation at the rates applicable to long-term capital gain. The Funds expect to use such substitute payments to satisfy Fund expenses, and therefore expect that their receipt of substitute payments will not adversely affect the percentage of distributions qualifying as qualified dividend income.


         Dividends of net investment income received by corporate shareholders of a Fund will qualify for the 70% dividends received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be "debt-financed" (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that such Fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that such Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the Fund or (2) by application of the Code.

         A portion of the interest paid or accrued on certain high yield discount obligations owned by a Fund may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to an issuer. This may affect the cash flow of the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Fund may be eligible for the dividends received deduction to the extent of the deemed dividend portion of such accrued interest.

EXEMPT-INTEREST DIVIDENDS

         A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of the Fund's taxable year, at least 50% of the total value of the Fund's assets consists of obligations the interest on which is exempt from federal income tax. Such dividends will not exceed, in the aggregate, the net interest a Fund receives during the taxable year from municipal securities and other securities exempt from the regular federal income tax. An exempt-interest dividend is any dividend or part thereof (other than a Capital Gain Dividend) paid by a Fund and properly designated as an exempt-interest dividend in a written notice mailed to shareholders not later than 60 days after the close of the Fund's taxable year. Generally, exempt-interest dividends will be excluded from a shareholder's gross income for federal income tax purposes (but may be taxable for federal alternative minimum tax purposes and for state and local tax purposes). Exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as tax preference items in computing the alternative minimum tax. Also, a portion of all other exempt-interest dividends earned by a corporation may be subject to the alternative minimum tax.


         If a shareholder receives an exempt-interest dividend with respect to any share and such share is held by the shareholder for six months or less, any loss on the sale or exchange of such share will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or railroad retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder. Shareholders who receive Social Security or railroad retirement benefits should consult their tax advisers to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits.


         If a Fund intends to be qualified to pay exempt-interest dividends, the Fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

         Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a Fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service to determine when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

         In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

         A "substantial user" is defined under U.S. Treasury Regulations to include any non-exempt person which regularly uses a part of such facilities in its trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, which occupies more than 5% of the usable area of such facilities or for which such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

         A Fund which is qualified to pay exempt-interest dividends will inform investors within 60 days following the end of the Fund's fiscal year of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the Fund's income that was tax-exempt during the period covered by the distribution. If a tax-exempt Fund makes a distribution in excess of its net investment income and net realized capital gains, if any, in any taxable year, the excess distribution will be treated as ordinary dividend income (not eligible for tax-exempt treatment) to the extent of the Fund's current and accumulated "earnings and profits" (including earnings and profits arising from tax-exempt income, and also specifically including the amount of any non-deductible expenses arising in connection with such tax-exempt income).

         The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

MUNICIPAL BOND, MUNICIPAL MONEY MARKET, AND TAX-EXEMPT FUNDS

         As described in the prospectus for the Fifth Third Michigan Municipal Money Market Fund, the Fifth Third Michigan Municipal Bond Fund, the Fifth Third Ohio Municipal Bond Fund, the Fifth Third Ohio Tax Exempt Money Market Fund, the Fifth Third Municipal Bond Fund, the Fifth Third Municipal Money Market Fund, and the Fifth Third Intermediate Municipal Bond Fund, such Funds are designed to provide investors with tax-exempt interest income. These Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation. Shares of these Funds may not be suitable for tax-exempt institutions, retirement plans qualified under Section 401 of the Code, H.R. 10 plans and individual retirement accounts because such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt. In addition, these Funds may not be an appropriate investment for persons or entities that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof.

FOREIGN TAXES, FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS

         Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. However, if at the end of a Fund's fiscal year more than 50% of the value of its total assets represents securities of foreign corporations, the Fund will be eligible to make an election permitted by the Code to treat any foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code as having been paid directly by the Fund's shareholders in connection with the Fund's dividends received by them.

         Under normal circumstances, more than 50% of the value of Fifth Third International Equity Fund's total assets will consist of securities of foreign corporations and it will be eligible to make the election. If the election is made, shareholders generally will be required to include in U.S. taxable income their pro rata share of such taxes, and those Shareholders who are U.S. citizens, U.S. corporations and, in some cases, U.S. residents will be entitled to deduct their share of such taxes. Alternatively, such shareholders who hold Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex- dividend date will be entitled to claim a foreign tax credit for their share of these taxes. If a Fund makes the election, it will report annually to its

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shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

         Because funds of funds cannot pass through credits or deductions for foreign taxes paid, the Asset Allocation Funds do not intend to make this election if it is available.

         A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.


         Investment by a Fund in "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) or other charge on distributions received from the company or on proceeds from the sale of its investment in such a company, which tax cannot be eliminated by making distributions to Fund shareholders. However, this tax can be avoided by making an election to mark such investments to market annually or to treat a PFIC as a "qualified electing fund" ("QEF"). If a Fund makes a "mark to market" election with respect to a PFIC, the Fund will treat as gains an amount as though the Fund had sold and repurchased its holdings in that PFIC on the last day of the Fund's taxable year. If a Fund makes a QEF election with respect to a PFIC, the Fund will be required to include as income its share of the PFIC's income and net capital gains annually, regardless of whether it receives any distribution from the company. These elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return. Dividends paid by passive foreign investment companies will not be eligible to be treated as "qualified dividend income."


         A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the gross income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gain over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SELLING SHARES

         Shareholders who sell, exchange or redeem Fund shares will generally recognize gain or loss in an amount equal to the difference between their adjusted tax basis in the Fund shares and the amount received (although such a gain or loss is unlikely in a money market fund). In general, any gain or loss realized upon taxable disposition of Fund shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months, and as short-term capital gain or loss if the shares have not been held for more than 12 months. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for short-term capital gains or (ii) for taxable years beginning on or before January 1, 2011, 15% for long-term capital gains (including Capital Gain Dividends) with lower rates applicable to taxpayers in the 10% and 15% tax brackets.

         Any loss realized upon a taxable disposition of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or

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deemed received) by a shareholder with respect to those Fund shares. For purposes of determining whether Fund shares have been held for six months or less, the holding period is suspended for any periods during which your risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. In addition, any loss realized on a sale or exchange of Fund shares will be disallowed to the extent that Fund shareholders replace the disposed of Fund shares with other Fund shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a Fund shareholder's basis in the replacement Fund shares will be adjusted to reflect the disallowed loss.

HEDGING

         If a Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sales, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund.

         Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and the sum of its taxable income and net tax-exempt income (if any). If a Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of a recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

DISCOUNT SECURITIES


         Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and all zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that are acquired by a Fund will be treated as debt obligations that are issued originally at a discount. Generally, the amount of an original issue discount ("OID") is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. Interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

         Some debt obligations with a fixed maturity date of more than one year from the date of issuance that are acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt obligations having market discount, which could affect the character and timing of recognition of income by the Fund.


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


         Some debt obligations with a fixed maturity date of one year or less from the date of issuance that are acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt obligations. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income by the Fund.

         If a Fund holds the foregoing kinds of securities, it may be required to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold. The Fund may realize gains or losses from such liquidations, and its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.


         REAL ESTATE INVESTMENT TRUSTS


         Some of the real estate investment trusts ("REITs") in which a Fund may invest may be permitted to hold residual interests in real estate mortgage investment conduits ("REMICs"). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a fund's income from a REIT that is attributable to the REIT's residual interest in a REMIC (referred to in the Code as an "excess inclusion") will be subject to federal income tax in all events. This guidance provides that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. As a result, a Fund may not be a suitable investment for charitable remainder trusts, as noted below. Dividends paid by REITs generally will not be eligible to be treated as "qualified dividend income."

         In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income ("UBTI"), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. Under legislation enacted in December 2006, if a charitable remainder trust (defined in Section 664 of the Code) realizes any unrelated business taxable income for a taxable year, a 100% excise tax is imposed on such unrelated business taxable income. Under IRS guidance issued in November 2006, a charitable remainder trust will not recognize UBTI solely as a result of investing in a fund that recognizes "excess inclusion income." Rather, if at any time during any taxable year a charitable remainder trust (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to such shareholders, multiplied by the highest U.S. federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce the shareholder's distributions for the year by the amount of the tax that relates to the shareholder's interest in a Fund. The Funds have not yet determined whether this election will be made. The extent to which the November 2006 IRS guidance remains applicable in light of the December 2006 legislation is unclear. The Funds do not intend to invest directly in residual interests in REMICs or to invest in REITS in which a substantial portion of the assets will consist of residual interests in REMICs.


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


BACKUP WITHHOLDING


         A Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges or redemptions made by any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (TIN), who has under- reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise.

         Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the Internal Revenue Service.

         In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with the special certification and filing requirements. Foreign investors in a Fund should consult their tax advisers with respect to this regard.

TAX SHELTER REPORTING REGULATIONS

         Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether a taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS


         Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a Fund as an investment through such plans and the precise effect of such an investment in their particular tax situations.


NON-U.S. SHAREHOLDERS

         Capital Gain Dividends and exempt-interest dividends will not be subject to withholding of federal income tax. In general, dividends (other than Capital Gain Dividends) paid by a Fund to a shareholder that is not a "U.S. person" within the meaning of the Code (such shareholder, a "foreign person") are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2008, such Fund will not be required to withhold any amounts
(i) with respect to distributions (other than distributions to a foreign person
(w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an

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


obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income that, in general, would not be subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by such Fund, and (ii) with respect to distributions (other than distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution) of net short-term capital gains in excess of net long-term capital losses, to the extent such distributions are properly designated by such Fund. Depending on the circumstances, a Fund may make such designations with respect to all, some, or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. Pending legislation would extend the exemption from withholding for interest-related and short-term capital gain distributions for one year, i.e. for taxable years beginning before January 1, 2009. At the time of this filing, it is unclear whether this legislation will be enacted. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

         If a beneficial holder who is a foreign person has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividends will be subject to U.S. federal net income taxation at regular income tax rates.


TAX-EXEMPT SHAREHOLDERS


         Under current law, a Fund serves to "block" (that is, prevent the attribution to shareholders of) unrelated business taxable income ("UBTI") from being realized by tax-exempt shareholders. Notwithstanding this "blocking" effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).


GENERAL

         The foregoing discussion is only a summary of some of the important Federal tax considerations generally affecting purchasers of the Funds' shares. No attempt has been made to present a detailed explanation of the Federal income tax treatment of the Funds, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of a Fund's shares are urged to consult their tax advisers with specific reference to their own tax situation. Foreign shareholders should consult their tax advisers regarding the U.S. and foreign tax consequences of an investment in any of the Funds. In addition, this discussion is based on tax laws and regulations that are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

                              FINANCIAL STATEMENTS


         The financial statements and related registered independent public accountant's report for the Funds for the fiscal year ended July 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of the Fifth Third Funds dated July 31, 2007 (File Nos. 33-24848 and 811-05669).


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                                    APPENDIX

                   STANDARD AND POOR'S RATINGS GROUP CORPORATE
                      AND MUNICIPAL BOND RATING DEFINITIONS

AAA-Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A-Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB- Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B-Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC-Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial or economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest or repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC-The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C-The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy has been filed but debt service payments are continued.

CI-The rating "CI" is reserved for income bonds on which no interest is being paid.

D-Debt rated "D" is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition and debt service payments are jeopardized.

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

NR-NR indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy. S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

                  MOODY'S INVESTORS SERVICE, INC. CORPORATE AND
                        MUNICIPAL BOND RATING DEFINITIONS

Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa-Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR-Not rated by Moody's. Moody's applies numerical modifiers, 1, 2 and 3, in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security

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ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A-Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB- BBB ratings indicate that there is currently a low expectation of credit risk. Capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB- BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B- B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C- Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D-Securities have defaulted on some or all of their obligations. `DDD' designates the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. For U.S. corporates, for example, "DD" indicates potential recovery of 50%-90% of such outstanding, and "D" the lowest recovery potential, i.e. below 50%.

NR-NR indicates that Fitch does not rate the specific issue.

Plus (+) or Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category.

                   STANDARD AND POOR'S RATINGS GROUP MUNICIPAL
                             NOTE RATING DEFINITIONS

SP-1-Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

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SP-2-Satisfactory capacity to pay principal and interest.

SP-3-Speculative capacity to pay principal and interest.

          MOODY'S INVESTORS SERVICE SHORT-TERM LOAN RATING DEFINITIONS

MIG1/VMIGI-This designation denotes best quality. There is a present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2/VMIG2-This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

        FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+-Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-I+.

F-2-Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the F- I + and F- 1 categories.

F-3-Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B-Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C-High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D-Default. Denotes actual or imminent payment default.

                  STANDARD AND POOR'S RATINGS GROUP COMMERCIAL
                            PAPER RATING DEFINITIONS

A-1-This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2-Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

A-3-Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

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       MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS

Prime-1 -Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will often be evidenced by the following characteristics:

o    Leading market positions in well-established industries.

o    High rates of return on funds employed.

o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2-Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3-Issuers rated Prime-3 have an acceptable ability for payment of short-term promissory obligations.

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                                     PART C

ITEM 23.  EXHIBITS

(a) Amended and Restated Declaration of Trust of the Registrant is incorporated by reference to Exhibit (a) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

(b) Amended and Restated By-Laws of the Registrant is incorporated by reference to Exhibit (b) to Registrant's Post-Effective Amendment No. 57 on Form N-1A (filed November 22, 2005).

(c) Rights of Shareholders. The following portions of the Registrant's Declaration of Trust define the rights of Shareholders.

                                   ARTICLE III

                               BENEFICIAL INTEREST

     Section 1. Shares of Beneficial Interest.

     The Shares of the Trust shall be issued in one or more series as the Trustees may, without Shareholder approval, authorize. The beneficial interest in the Trust shall at all times be divided into transferable Shares, without par value. Subject to the provisions of Section 5 of this
     Article III, each Share shall have voting rights as provided in Article VIII hereof, and holders of the Shares of any Series shall be entitled to receive dividends, when and as declared with respect thereto in the manner provided in Article X, Section 1 hereof. The Trustees may, without Shareholder approval, divide the Shares of any series into two or more classes. Unless the Trustees have authorized the issuance of Shares of a Series in two or more Classes, each Share of a Series shall represent an equal proportionate interest in the assets and liabilities of the Series with each other Share of the same Series, none having priority or preference over another. If the Trustees have authorized the issuance of Shares of a Series in two or more Classes, then the Classes may have such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the Classes, and other matters as the Trustees have authorized provided that each Share of a Class shall represent an equal proportionate interest in the assets and liabilities of the Class with each other Share of the same Class, none having priority or preference over another. The number of Shares authorized shall be unlimited. The Trustees may from time to time divide or combine the Shares of any Series or Class into a greater or lesser number without thereby changing the proportionate beneficial interests in the Series or Class.

     Section 4. No Pre-emptive Rights.

     Shareholders shall have no pre-emptive or other right to subscribe to any additional Shares or other securities issued by the Trust.

     Section 5. Establishment and Designation of Series or Class.

     Shares of any Series or Class of the Trust shall have the following relative rights and preferences:

     (a) Assets belonging to Series or Class. All consideration received by the Trust for the issue or sale of Shares of a particular Series or Class, together with all assets in which such consideration is invested or reinvested, all income, earnings, profits, and proceeds thereof from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds in whatever form the same may be, shall irrevocably belong to that Series or Class for all purposes, subject only to the rights of creditors, and shall be so recorded upon the books of account of the Trust. Such consideration, assets, income, earnings, profits and proceeds thereof, from whatever source derived, including, without limitation, any proceeds derived from the sale, exchange or liquidation of such assets, and any funds or payments derived from any reinvestment of such proceeds, in whatever form the same may be, are herein referred to as "assets belonging to" that Series or Class. In the event that there are any assets, income, earnings, profits and proceeds thereof, funds or payments which are not readily identifiable as belonging to any particular Series or Class (collectively "General Assets"), the Trustees shall allocate such General Assets to, between or among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as they, in their sole discretion, deem fair and equitable, and any General Assets so allocated to a particular Series or Class shall belong to that Series or Class. Each such allocation by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (b) Liabilities Belonging to Series or Class. The assets belonging to each particular Series or Class shall be charged with the liabilities of the Trust in respect to that Series or Class and all expenses, costs, charges and reserves attributable to that Series or Class, and any general liabilities of the Trust which are not readily identifiable as belonging to any particular Series or Class shall be allocated and charged by the Trustees to and among any one or more of the Series or Classes established and designated from time to time in such manner and on such basis as the Trustees in their sole discretion deem fair and equitable. The liabilities, expenses, costs, charges and reserves so charged to a Series or Class are herein referred to as "liabilities belonging to" that Series or Class. Each allocation of liabilities belonging to a Series or Class by the Trustees shall be conclusive and binding upon the Shareholders of all Series or Classes for all purposes.

     (c) Dividends, Distributions, Redemptions, Repurchases and Indemnification. Notwithstanding any other provisions of this Declaration, including, without limitation, Article X, no dividend or distribution (including, without limitation, any distribution paid upon termination of the Trust or of any Series or Class) with respect to, nor any redemption or repurchase of the Shares of any Series or Class shall be effected by the Trust other than from the assets belonging to such Series or Class, nor except as specifically provided in Section 1 of Article XI hereof, shall any Shareholder of any particular Series or Class otherwise have any right or claim against the assets belonging to any other Series or Class except to the extent that such Shareholder has such a right or claim hereunder as a Shareholder of such other Series or Class.

     (d) Voting. Notwithstanding any of the other provisions of this Declaration, including, without limitation, Section 1 of Article VIII, only Shareholders of a particular Series or Class shall be entitled to vote on any matters affecting such Series or Class. Except with respect to matters as to which any particular Series or Class is affected, all of the Shares of each Series or Class shall, on matters as to which such Series or Class is entitled to vote, vote with other Series or Classes so entitled as a single class. Notwithstanding the foregoing, with respect to matters which would otherwise be voted on by two or more Series or Classes as a single class, the Trustees may, in their sole discretion, submit such matters to the Shareholders of any or all such Series or Classes, separately.

     (e) Fraction. Any fractional Share of a Series or Class shall carry proportionately all the rights and obligations of a whole Share of that Series or Class, including rights with respect to voting, receipt of dividends and distributions, redemption of Shares and termination of the Trust or of any Series or Class.

     (f) Exchange Privilege. The Trustees shall have the authority to provide that the holders of Shares of any Series or Class shall have the right to exchange said Shares for Shares of one or more other Series or Classes in accordance with such requirements and procedures as may be established by the Trustees.

     (g) Combination of Series or Classes. The Trustees shall have the authority, without the approval of the Shareholders of any Series or Class, unless otherwise required by applicable law, to combine the assets and liabilities belonging to a single Series or Class with the assets and liabilities of one or more other Series or Classes.

     (h) Elimination of Series or Classes. At any time that there are no Shares outstanding of any particular Series or Class previously established and designated, the Trustees may amend this Declaration of Trust to abolish that Series or Class and to rescind the establishment and designation thereof.

                                   ARTICLE IV

                                  THE TRUSTEES

     Section 2. Election of Trustees at Meeting of Shareholders.

     On a date fixed by the Trustees, which shall be subsequent to the initial public offering of Shares, the Shareholders shall elect Trustees. The number of Trustees shall be determined by the Trustees pursuant to Article IV, Section 5.

     Section 3. Term of Office of Trustees.

     The Trustees shall hold office during the lifetime of this Trust, and until its termination as hereinafter provided; except (a) that any Trustee may resign his office at any time by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired or who has become mentally or physically incapacitated may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; and (d) a Trustee may be removed at any special meeting of Shareholders of the Trust by a vote of two-thirds of the outstanding Shares.

     Section 7. Ownership of Assets.

     The assets belonging to each Series or Class shall be held separate and apart from any assets now or hereafter held in any capacity other than as Trustee hereunder by the Trustees or any successor Trustee. All of the assets belonging to each Series or Class or owned by the Trust shall at all times be considered as vested in the Trustees. No Shareholder shall be deemed to have a severable ownership interest in any individual asset belonging to any Series or Class or owned by the Trust or any right of partition or possession thereof, but each Shareholder shall have a proportionate undivided beneficial interest in a Series or Class.

                                  ARTICLE VIII

                    SHAREHOLDERS' VOTING POWERS AND MEETINGS

     Section 1. Voting Powers.

     Subject to the provisions set forth in Article III, Section 5(d), the shareholders shall have power to vote, (i) for the election of Trustees as provided in Article IV, Section 2; (ii) for the removal of Trustees as provided in Article IV, Section 3(d); (iii) with respect to any investment adviser or sub-investment adviser as provided in Article VII, Section 1;
     (iv) with respect to the amendment of this Declaration of Trust as provided in Article XII, Section 7; (v) to the same extent as the shareholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should be brought or maintained derivatively or as a class action on behalf of the Trust or the Shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by this Declaration of Trust, or the By-Laws of the Trust or any regulation of the Trust or the Commission or any State, or as the Trustees may consider desirable. Each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees. Shares may be voted in person or by proxy. Until Shares of a Series or Class are issued, the Trustees may exercise all rights of Shareholders of such Series or Class with respect to matters affecting such Series or Class, and may take any action with respect to the Trust or such Series or Class required or permitted by law, this Declaration of Trust or any By-Laws of the Trust to be taken by Shareholders.

     Section 2. Meetings.

     A Shareholders meeting shall be held as specified in Section 2 of Article IV at the principal office of the Trust or such other place as the Trustees may designate. Special meetings of the Shareholders may be called by the Trustees or the Chief Executive Officer of the Trust and shall be called by the Trustees upon the written request of Shareholders owning at least one-tenth of the outstanding Shares of all Series and Classes entitled to vote. Shareholders shall be entitled to at least fifteen days' notice of any meeting.

     Section 3. Quorum and Required Vote.

     Except as otherwise provided by law, to constitute a quorum for the transaction of any business at any meeting of Shareholders there must be present, in person or by proxy, holders of more than fifty percent of the total number of outstanding Shares of all Series and Classes entitled to vote at such meeting. When any one or more Series or Classes is entitled to vote as a single Series or Class, more than fifty percent of the shares of each such Series or Class entitled to vote shall constitute a quorum at a Shareholder's meeting of that Series or Class. If a quorum shall not be present for the purpose of any vote that may properly come before the meeting, the Shares present in person or by proxy and entitled to vote at such meeting on such matter may, by plurality vote, adjourn the meeting from time to time to such place and time without further notice than by announcement to be given at the meeting until a quorum entitled to vote on such matter shall be present, whereupon any such matter may be voted upon at the meeting as though held when originally convened. Subject to any applicable requirement of law or of this Declaration of Trust or the By-Laws, a plurality of the votes cast shall elect a Trustee, and all other matters shall be decided by a majority of the votes cast and entitled to vote thereon.

                                    ARTICLE X

                          DISTRIBUTIONS AND REDEMPTIONS

     Section 1. Distributions.

     (a) The Trustees may from time to time declare and pay dividends to the Shareholders of any Series or Class, and the amount of such dividends and the payment of them shall be wholly in the discretion of the Trustees. Such dividends may be accrued and automatically reinvested in additional Shares (or fractions thereof) of the relevant Series or Class or paid in cash or additional Shares of such Series or Class, all upon such terms and conditions as the Trustees may prescribe.

     (b) The Trustees may distribute in respect of any fiscal year as dividends and as capital gains distributions, respectively, amounts sufficient to enable any Series or Class to qualify as a regulated investment company to avoid any liability for federal income taxes in respect of that year.

     (c) The decision of the Trustees as to what constitutes income and what constitutes principal shall be final, and except as specifically provided herein the decision of the Trustees as to what expenses and charges of any Series or Class shall be charged against principal and what against the income shall be final. Any income not distributed in any year may be permitted to accumulate and as long as not distributed may be invested from time to time in the same manner as the principal funds of any Series or Class.

     (d) All dividends and distributions on Shares of a particular Series or Class shall be distributed pro rata to the holders of that Series or Class in proportion to the number of Shares of that Series or Class held by such holders and recorded on the books of the Trust or its transfer agent at the date and time of record established for that payment.

     Section 2. Redemptions and Repurchases.

     (a) In case any Shareholder of record of any Series or Class at any time desires to dispose of Shares of such Series or Class recorded in his name, he may deposit a written request (or such other form of request as the Trustees may from time to time authorize) requesting that the Trust purchase his Shares, together with such other instruments or authorizations to effect the transfer as the Trustees may from time to time require, at the office of the Transfer Agent, and the Trust shall purchase his Shares out of assets belonging to such Series or Class. The purchase price shall be the net asset value of his shares reduced by any redemption charge as the Trustees from time to time may determine.

     Payment for such Shares shall be made by the Trust to the Shareholder of record within that time period required under the 1940 Act after the request (and, if required, such other instruments or authorizations of transfer) is deposited, subject to the right of the Trustees to postpone the date of payment pursuant to Section 4 of this Article X. If the redemption is postponed beyond the date on which it would normally occur by reason of a declaration by the Trustees suspending the right of redemption pursuant to Section 4 of this Article X, the right of the Shareholder to have his Shares purchased by the Trust shall be similarly suspended, and he may withdraw his request (or such other instruments or authorizations of transfer) from deposit if he so elects; or, if he does not so elect, the purchase price shall be the net asset value of his Shares determined next after termination of such suspension (reduced by any redemption charge), and payment therefor shall be made within the time period required under the 1940 Act.

     (b) The Trust may purchase Shares of a Series or Class by agreement with the owner thereof at a purchase price not exceeding the net asset value per Share (reduced by any redemption charge) determined (1) next after the purchase or contract of purchase is made or (2) at some later time.

     (c) The Trust may pay the purchase price (reduced by any redemption charge) in whole or in part by a distribution in kind of securities from the portfolio of the relevant Series or Class, taking such securities at the same value employed in determining net asset value, and selecting the securities in such manner as the Trustees may deem fair and equitable.

     Section 5. Trust's Right to Redeem Shares.

     The Trust shall have the right to cause the redemption of Shares of any Series or Class in any Shareholder's account for their then current net asset value and promptly make payment to the shareholder (which payment may be reduced by any applicable redemption charge), if at any time the total investment in the account does not have a minimum dollar value determined from time to time by the Trustees in their sole discretion.

                                   ARTICLE XI

                   LIMITATION OF LIABILITY AND INDEMNIFICATION

     Section 1. Limitation of Personal Liability and Indemnification of Shareholders.

     The Trustees, officers, employees or agents of the Trust shall have no power to bind any Shareholder of any Series or Class personally or to call upon such Shareholder for the payment of any sum of money or assessment whatsoever, other than such as the Shareholder may at any time agree to pay by way of subscription to any Shares or otherwise.

     No Shareholder or former Shareholder of any Series or Class shall be liable solely by reason of his being or having been a Shareholder for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind, against, or with respect to the Trust or any Series or Class arising out of any action taken or omitted for or on behalf of the Trust or such Series or Class, and the Trust or such Series or Class shall be solely liable therefore and resort shall be had solely to the property of the relevant Series or Class of the Trust for the payment or performance thereof.

     Each Shareholder or former Shareholder of any Series or Class (or their heirs, executors, administrators or other legal representatives or, in case of a corporate entity, its corporate or general successor) shall be entitled to be indemnified and reimbursed by the Trust to the full extent of such liability and the costs of any litigation or other proceedings in which such liability shall have been determined, including, without limitation, the fees and disbursements of counsel if, contrary to the provisions hereof, such Shareholder or former Shareholder of such Series or Class shall be held to be personally liable. Such indemnification and reimbursement shall come exclusively from the assets of the relevant Series or Class.

     The Trust shall, upon request by a Shareholder or former Shareholder, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust or any Series or Class and satisfy any judgment thereon.

     Section 3. Express Exculpatory Clauses and Instruments.

     The Trustees shall use every reasonable means to assure that all persons having dealings with the Trust or any Series or Class shall be informed that the property of the Shareholders and the Trustees, officers, employees and agents of the Trust or any Series or Class shall not be subject to claims against or obligations of the Trust or any other Series or Class to any extent whatsoever. The Trustees shall cause to be inserted in any written agreement, undertaking or obligation made or issued on behalf of the Trust or any Series or Class (including certificates for Shares of any Series or Class) an appropriate reference to the provisions of this Declaration, providing that neither the Shareholders, the Trustees, the officers, the employees nor any agent of the Trust or any Series or Class shall be liable thereunder, and that the other parties to such instrument shall look solely to the assets belonging to the relevant Series or Class for the payment of any claim thereunder or for the performance thereof; but the omission of such provisions from any such instrument shall not render any Shareholder, Trustee, officer, employee or agent liable, nor shall the Trustee, or any officer, agent or employee of the Trust or any Series or Class be liable to anyone for such omission. If, notwithstanding this provision, any Shareholder, Trustee, officer, employee or agent shall be held liable to any other person by reason of the omission of such provision from any such agreement, undertaking or obligation, the Shareholder, Trustee, officer, employee or agent shall be indemnified and reimbursed by the Trust.

                                   ARTICLE XII

                                  MISCELLANEOUS

     Section 3. Establishment of Record Dates.

     The Trustees may close the Share transfer books of the Trust maintained with respect to any Series or Class for a period not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect; or in lieu of closing the Share transfer books as aforesaid, the Trustees may fix in advance a date, not exceeding sixty (60) days preceding the date of any meeting of Shareholders of the Trust or any Series or Class, or the date for the payment of any dividend or the making of any distribution to Shareholders of any Series or Class, or the date for the allotment of rights, or the date when any change or conversion or exchange of Shares of any Series or Class shall go into effect, or the last day on which the consent or dissent of Shareholders of any Series or Class may be effectively expressed for any purpose, as a record date for the determination of the Shareholders entitled to notice of, and, to vote at, any such meeting and any adjournment thereof, or entitled to receive payment of any such dividend or distribution, or to any such allotment of rights, or to exercise the rights in respect of any such change, conversion or exchange of shares, or to exercise the right to give such consent or dissent, and in such case such Shareholders and only such Shareholders as shall be Shareholders of record on the date so fixed shall be entitled to such notice of, and to vote at, such meeting, or to receive payment of such dividend or distribution, or to receive such allotment or rights, or to exercise such rights, as the case may be, notwithstanding, after such date fixed aforesaid, any transfer of any Shares on the books of the Trust maintained with respect to any Series or Class. Nothing in the foregoing sentence shall be construed as precluding the Trustees from setting different record dates for different Series or Classes.

     Section 4. Termination of Trust.

     (a) This Trust shall continue without limitation of time but subject to the provisions of paragraphs (b), (c) and (d) of this Section 4.

     (b) The Trustees may, by majority action, with the approval of the holders of more than fifty percent of the outstanding Shares of each Series or Class entitled to vote and voting separately by Series or Class, sell and convey the assets of the Trust or any Series or Class to another trust or corporation. Upon making provision for the payment of all liabilities, by assumption or otherwise, the Trustees shall distribute the remaining proceeds belonging to each Series or Class ratably among the holders of the Shares of that Series or Class then outstanding.

     (c) Subject to a Majority Shareholder Vote by such Series or Class, the Trustees may at any time sell and convert into money all the assets of the Trust or any Series or Class. Upon making provision for the payment of all outstanding obligations, taxes and other liabilities, accrued or contingent, belonging to each Series or Class, the Trustees shall distribute the remaining assets belonging to each Series or Class ratably among the holders of the outstanding Shares of that Series or Class.

     (d) Upon completion of the distribution of the remaining proceeds of the remaining assets as provided in paragraphs (b) and (c), the Trust or the applicable Series or Class shall terminate and the Trustees shall be discharged of any and all further liabilities and duties hereunder or with respect thereto and the right, title and interest of all parties shall be canceled and discharged.

     Section 5. Offices of the Trust, Filing of Copies, Headings, Counterparts.

     The Trust shall maintain a usual place of business in Massachusetts, which, initially, shall be 2 Oliver Street, c/o CT Corporate Systems, Boston, Massachusetts, and shall continue to maintain an office at such address unless changed by the Trustees to another location in Massachusetts. The Trust may maintain other offices as the Trustees may from time to time determine. The original or a copy of this instrument and of each declaration of trust supplemental hereto shall be kept at the office of the Trust where it may be inspected by any Shareholder. A copy of this instrument and of each supplemental declaration of trust shall be filed by the Trustees with the Massachusetts Secretary of State and the Boston City Clerk, as well as any other governmental office where such filing may from time to time be required. Headings are placed herein for convenience of reference only and in case of any conflict, the text of this instrument, rather than the headings shall control. This instrument may be executed in any number of counterparts each of which shall be deemed an original.

 (d) (i) Investment Advisory Contract dated November 6, 2003 between the Registrant and Fifth Third Asset Management, Inc., including Amended Schedule A is incorporated by reference to Exhibit (d)(i) to Registrant's Post-Effective Amendment No. 53 on Form N-1A (filed November 22, 2004).

          (A) Amended Schedule A dated September 29, 2005 to the Investment Advisory Contract is incorporated by reference to Exhibit
               (d)(i)(A) to Registrant's Post-Effective Amendment No. 58 on Form N-1A (filed September 28, 2006).

     (ii) Sub-Advisory Agreement for the Fifth Third International Equity Fund between Fifth Third Asset Management Inc. and Morgan Stanley Asset Management, Inc. dated April 30, 2001 is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A (filed May 7, 2003).

          (A) Amendment dated November 1, 2003 to the Sub-Advisory Agreement is incorporated by reference to Exhibit (d)(ii)(A) to Registrant's Post-Effective Amendment No. 58 on Form N-1A (filed September 28,
               2006).

    (iii) Sub-Advisory Agreement for the Fifth Third High Yield Bond Fund between Fifth Third Asset Management, Inc. and Fort Washington Investment Advisors, Inc. is incorporated by reference to Exhibit
          (d)(iii) to Registrant's Post-Effective Amendment No. 58 on form N-1A (filed September 28, 2006).

 (e) (i) Form of Distribution Agreement between the Registrant and ALPS Distributors Inc. d/b/a FTAM Funds Distributors Inc., including Schedule A, is incorporated by reference to Exhibit (e)(i) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

     (ii) Form of Distribution Agreement between the Registrant and FTAM Funds Distributors Inc., including Schedule A, is incorporated by reference to Exhibit (e)(ii) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

 (f)  Not applicable.

 (g)  (i) Form of Custodian Agreement between the Registrant and State
          Street Bank and Trust Company is incorporated by reference to Exhibit
          (g)(i) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

 (h)  (i) Administration Agreement between the Registrant and Fifth Third
          Asset Management, Inc. is incorporated by reference to Exhibit (h)(i) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

     (ii) Form of Sub-Administration Agreement between Fifth Third Asset Management, Inc. and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(ii) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

     (iii) Accounting Services Agreement dated May 18, 2007 between the Registrant and Fifth Third Asset Management, Inc. is incorporated by reference to Exhibit (h)(iii) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

     (iv) Form of Investment Sub-Accounting Agreement between Fifth Third Asset Management and State Street Bank and Trust Company is incorporated by reference to Exhibit (h)(iv) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

     (v) Form of Transfer Agency and Service Agreement between the Registrant and Boston Financial Data Services, Inc. is incorporated by reference to Exhibit (h)(v) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

     (vi) Form of Services Agreement between the Registrant and Fifth Third Asset Management, Inc. is incorporated by reference to Exhibit (h)(vi) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

    (vii) Form of Amended and Restated Shareholder Servicing Plan is incorporated by reference to Exhibit (h)(vii) to Registrant's Post-Effective Amendment No. 52 on Form N-1A (filed November 21,
          2003).

          (A) Form of Amended Schedule A to the Shareholder Servicing Plan is incorporated by reference to Exhibit (h)(vii)(A) to Registrant's Post-Effective Amendment No. 66 on Form N-1A (filed September 28,
               2007).

   (viii) Form of Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company, including Schedules A, B, C and D, is incorporated by reference to Exhibit
          (h)(viii) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

 (i)  Opinion of Ropes & Gray LLP is filed herewith.

 (j)  (i) Consent of Ropes & Gray LLP is filed herewith.

     (ii) Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)  Not applicable.

(l) Initial Capital Understanding is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A (filed February 28, 1995).

 (m) (i) Amended and Restated Rule l2b-1 Plan dated December 1, 1995, as amended May 11, 2007, including Exhibits A, B, C, and D is incorporated by reference to Exhibit (m)(i) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

     (ii) Amended and Restated Investment B Rule 12b-1 Plan dated April 1, 2000, as amended May 11, 2007, is incorporated by reference to Exhibit
          (m)(ii) to Registrant's Post-Effective Amendment No. 66 on Form N-1A (filed September 28, 2007)

(n) Amended Multiple Class Plan dated March 30, 2005 (incorporated by reference to Exhibit (n) to Registrant's Post-Effective Amendment No. 54 on Form N-1A (filed June 2, 2005).

     (i) Amended Exhibit A to the Multiple Class Plan (incorporated by reference to Exhibit (n)(i) to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed November 22, 2005).

(p) (i) Amended Code of Ethics for Fifth Third Funds is incorporated by reference to Exhibit (p)(i) to Registrant's Post-Effective Amendment No. 58 on form N-1A (filed September 28, 2006).

(p) (ii) Amended Code of Ethics for Fifth Third Asset Management Inc. is filed herein.

(p) (iii) Code of Ethics of Fort Washington Investment Advisors, Inc. is incorporated by reference to Exhibit (p)(iv) to Registrant's Post-Effective Amendment No. 57 on Form N-1A (filed November 22,
          2005).

(p) (iv) Code of Ethics of ALPS Distributors, Inc. is incorporated by reference to Exhibit (p)(v) to Registrant's Post-Effective Amendment No. 65 on Form N-1A (filed July 2, 2007).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None

ITEM 25.  INDEMNIFICATION

Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed September 27, 1991 (File Nos. 811-5669 and 33-24848).

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

FIFTH THIRD ASSET MANAGEMENT, INC.

Fifth Third Asset Management, Inc. ("FTAM") serves as Registrant's investment adviser. Set forth below are the names and principal businesses of the directors or officers of FTAM who are engaged in any other business, profession, vocation or employment of a substantial nature. In addition to those indicated below, the directors and officers of FTAM are also employees of Fifth Third Bank, the parent company of FTAM.

Fifth Third Asset Management (as of November 28, 2007)

-------------------------------- ---------------------------------------- --------------------------------------------------
NAME                             POSITION WITH FIFTH THIRD ASSET          OTHER SUBSTANTIAL BUSINESS, VOCATION, PROFESSION
                                 MANAGEMENT INC                           OR EMPLOYMENT

-------------------------------- ---------------------------------------- --------------------------------------------------
Scott Billeadeau                 Director of Mid Cap/Small Cap Growth     Director of Factset Research Systems, Inc.
                                 Strategies
-------------------------------- ---------------------------------------- --------------------------------------------------
James R. Kirk                    Director of Large Cap Value Strategies   Director of the Astrup Company
-------------------------------- ---------------------------------------- --------------------------------------------------

The principal business address of Factset Research Systems, Inc. is 601 Merritt 7, Norwalk, CT 06851.

The principal business address of the Astrup Company is 2937 W. 25th Street, Cleveland, Ohio 44113.

FORT WASHINGTON INVESTMENT ADVISORS, INC.

Fort Washington Investment Advisors, Inc. ("Fort Washington") serves as the investment sub-adviser to the Fifth Third High Yield Bond Fund.

The following list sets forth the business and other connections of the directors and executive officers of Fort Washington, as of November 1, 2007.

   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   NAME                     EMPLOYMENT AND BUSINESS     PRINCIPAL OCCUPATION    OUTSIDE DIRECTOR AND TRUSTEESHIPS
                            ADDRESS                     WITH ADVISOR
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Baker, Steve             303 Broadway  Cincinnati,   Managing Director,      Board of Trustees, Walnut Hills High School
                            Ohio 45202                  Private Equity          Alumni Foundation; Board of Trustees,
                                                                                Greater Cincinnati Rowing Foundation;
                                                                                Chairman, Board of Directors, ServerVault,
                                                                                Corp.; Board of Directors, Fortis Security
                                                                                Products, LLC; Board of Directors,
                                                                                NeoGenesis Pharmaceuticals, Inc.; Board of
                                                                                Directors, CH Mack, Inc.; Board of
                                                                                Directors, TCI Medical, Inc.; Board of
                                                                                Directors, CoMeT Solutions, Inc.; Board of
                                                                                Directors, Laboratory Partners, Inc.;
                                                                                Advisory Board, Oxford Bioscience Partners;
                                                                                Advisory Board, Triathlon Medical Ventures;
                                                                                Advisory Board, Chrysalis Ventures
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Ball, Stephen            303 Broadway  Cincinnati,   VP, Regional Business   None
                            Ohio 45202                  Development
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Barrett, John            400 Broadway                Chairman and Director   Chairman of the Board and Chief Executive
                            Cincinnati, Ohio 45202                              Officer, The Western and Southern Life
                                                                                Insurance Company, Western-Southern Life
                                                                                Assurance Company and Western & Southern
                                                                                Financial Group, Inc.; Director and
                                                                                Chairman, Columbus Life Insurance Company,
                                                                                Integrity Life Insurance Company, and
                                                                                National Integrity Life Insurance Company;
                                                                                Director, Eagle Realty Group, Inc., Eagle
                                                                                Realty Investments, Inc., Integrated Fund
                                                                                Services, Inc., Todd Investment Advisors,
                                                                                Inc., and Capital Analysts Inc.; Director,
                                                                                Chairman and CEO, West Ad, Inc.; President
                                                                                and Trustee, Western & Southern Financial
                                                                                Fund, Inc.; Board Member, Andersons,
                                                                                Convergys Corporation and Fifth Third Bancorp
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Baucom, Christopher      303 Broadway  Cincinnati,   Managing Director,      Board Member, BioStart; Board Member,
                            Ohio 45202                  Private Equity          Cincinnati Opera
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Bell, Margaret           303 Broadway  Cincinnati,   Managing Director,      None
                            Ohio 45202                  Marketing and Bus
                                                        Development
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Bessone, John            263 Staab Street,           VP, Regional            None
                            Sante Fe, New Mexico 87501  Director, Private
                                     Equity
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Bunn, Bill               303 Broadway  Cincinnati,   AVP, Sr. Credit         None
                            Ohio 45202                  Analyst
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Butterworth, Jerry       303 Broadway  Cincinnati,   VP, Finance             None
                            Ohio 45202
   ------------------------ --------------------------- ----------------------- ----------------------------------------------

                                       12

   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   NAME                     EMPLOYMENT AND BUSINESS     PRINCIPAL OCCUPATION    OUTSIDE DIRECTOR AND TRUSTEESHIPS
                            ADDRESS                     WITH ADVISOR
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Carter, Dan              303 Broadway  Cincinnati,   AVP, Portfolio Manager  None
                            Ohio 45202
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Cohn, Paul               41 South High St,           VP, Regional            None
                            Suite 2495                  Director, Private
                            Columbus, Ohio              Equity
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Duke, Rance              303 Broadway  Cincinnati,   VP, Senior Portfolio    Board Member, Spring Grove Cemetery; Board
                            Ohio 45202                  Manager                 Member, Bethesda Foundation; Board Member,
                                                                                Bethesda, Inc.; Board Member, YMCA of
                                                                                Greater Cincinnati; Member, United Way, Red
                                                                                Cross Partnership Committee
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Finn, Tom                303 Broadway  Cincinnati,   VP, Senior Portfolio    Board Member, The Cincinnati Foundation for
                            Ohio 45202                  Manager                 the Aged
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Flesher, Marty           303 Broadway  Cincinnati,   VP, Regional Business   President, Middletown High School Booster
                            Ohio 45202                  Development             Club
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Frietch, Mark            303 Broadway  Cincinnati,   VP, Investment          None
                            Ohio 45202                  Operations
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Goetz, John              303 Broadway  Cincinnati,   VP, Senior Portfolio    None
                            Ohio 45202                  Manager
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Hawkins, Michele         303 Broadway  Cincinnati,   VP, Chief Compliance    Member, Greater Cincinnati Foundation
                            Ohio 45202                  Officer                 Investment Committee
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Jandrain, Rick           41 South High St,           VP, Managing            None
                            Suite 2495                  Director, Growth
                            Columbus, Ohio              Equity
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Jarman, Peter            310 S. Main St,             AVP, Investment         None
                            Salt Lake City, Utah 84101  Manager & Regional
                                                        Director
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Jossart, Tim             303 Broadway  Cincinnati,   AVP Sr. Credit Analyst  None
                            Ohio 45202
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Kapusta, Dan             41 South High St,           VP, Senior Portfolio    None
                            Suite 2495                  Manager
                            Columbus, Ohio
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Krebs, Connie            303 Broadway  Cincinnati,   AVP, Wealth Management  None
                            Ohio 45202
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Lanham, Roger            303 Broadway  Cincinnati,   VP, Managing            None
                            Ohio 45202                  Director, Fixed Income
   ------------------------ --------------------------- ----------------------- ----------------------------------------------

                                       13

   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   NAME                     EMPLOYMENT AND BUSINESS     PRINCIPAL OCCUPATION    OUTSIDE DIRECTOR AND TRUSTEESHIPS
                            ADDRESS                     WITH ADVISOR
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Markley, Jim             303 Broadway  Cincinnati,   Managing Director       Director, Sycamore National Bank; Trustee,
                            Ohio 45202                                          Corbett Foundation
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Meek, Jeffrey            303 Broadway  Cincinnati,   VP, Senior Finance      None
                            Ohio 45202                  Officer
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Niemeyer, Jonathan       400 Broadway                VP, Associate General   Board of Directors, The Pro Foundation,
                            Cincinnati Ohio 45202       Counsel                 Inc.; Board of Advisors, David Pollack's
                                                                                Empower Foundation
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   O'Connor, John           303 Broadway  Cincinnati,   Managing Director,      Board of Directors, SC Ministry Foundation;
                            Ohio 45202                  Private Equity          Board of Directors, Friars Club Foundation;
                                                                                Member, Province of St. John the Baptist
                                                                                Investment Committee
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Patel, Bihag             41 South High St,           VP, Senior Portfolio    None
                             Suite 2495                 Manager
                            Columbus, Ohio
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Perry, Douglas           400 Broadway                AVP, Assistant          None
                            Cincinnati Ohio 45202       Treasurer
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Policinski, Tim          303 Broadway  Cincinnati,   VP, Managing Director   None
                            Ohio 45202                  & Senior Portfolio
                                                        Manager
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Rahe, Maribeth           303 Broadway  Cincinnati,   President, Chief        Board Member, Committee of 200/Foundation;
                            Ohio 45202                  Executive Officer       Advisory Council, Center for Women's
                                                                                Business Research; Life Trustee, New York
                                                                                Landmarks Conservancy; Life Trustee,
                                                                                Rush-Presbyterian-St. Luke's Medical Center;
                                                                                Trustee, Thunderbird School of Global
                                                                                Management; Board Member, Todd Investment
                                                                                Advisors, Inc.; Board Member, Capital
                                                                                Analysts, Inc.; Board Member, Consolidated
                                                                                Communications Illinois Holdings, Inc.;
                                                                                Trustee & Treasurer, Cincinnati Arts
                                                                                Association; Advisory Board, Sisters of
                                                                                Notre Dame de Namur; Advisory Board, Xavier
                                                                                University; Advisory Board, CincyTechUSA;
                                                                                Member, Economics Club of Chicago and New
                                                                                York; Member, Executive Club of Chicago;
                                                                                Member, The Chicago Network; Investment
                                                                                Committee, United Way of Cincinnati; Member,
                                                                                Women's Forum, Inc.; Member, Women's
                                                                                Economic Roundtable; Member, Shared Civic
                                                                                Agenda, Cincinnati Chamber of Commerce
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Robinson, Dave           41 South High St,           VP, Senior Portfolio    None
                            Suite 2495                  Manager
                            Columbus, Ohio
   ------------------------ --------------------------- ----------------------- ----------------------------------------------

                                       14

   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   NAME                     EMPLOYMENT AND BUSINESS     PRINCIPAL OCCUPATION    OUTSIDE DIRECTOR AND TRUSTEESHIPS
                            ADDRESS                     WITH ADVISOR
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Ryan, Ken                303 Broadway  Cincinnati,   AVP, Director Client    None
                            Ohio 45202                  Services
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Sargen, Nick             303 Broadway  Cincinnati,   Chief Investment        Director, Todd Investment Advisors, Inc.;
                            Ohio 45202                  Officer                 Chief Investment Officer, Western and
                                                                                Southern Life Insurance Company
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Shultz, Nancy            303 Broadway  Cincinnati,   VP, Controller          None
                            Ohio 45202
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Speed, Timothy           400 Broadway                AVP, Tax                Member, St. Aloysius Orphanage Finance
                            Cincinnati, Ohio 45202                              Committee
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Stone, Justin            303 Broadway  Cincinnati,   AVP, Research Manager   None
                            Ohio 45202
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Stotts, Cheryl           400 Broadway                AVP, Assistant          None
                            Cincinnati, Ohio 45202      Treasurer
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Taulbee, Dick             400 Broadway               VP, Assistant           None
                            Cincinnati, Ohio 45202      Treasurer
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Ulbricht, Charlie        303 Broadway  Cincinnati,   VP, Senior Portfolio    None
                            Ohio 45202                  Manager
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Vance, Jim               400 Broadway                VP, Treasurer           Board Member, University Club, Cincinnati;
                            Cincinnati, Ohio 45202                              Investment Committee, Church of the Redeemer
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Walker, Bob              400 Broadway                Director                Board Member, Computer Services Inc.; Board
                            Cincinnati, Ohio 45202                              Member, Tri-Health; Director, Eagle Realty
                                                                                Group, LLC, Integrity Life Insurance
                                                                                Company, National Integrity Life Insurance
                                                                                Company, and Todd Investment Advisors, Inc.;
                                                                                Chief Financial Officer, The Western and
                                                                                Southern Life Insurance Company
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Walters, David           303 Broadway  Cincinnati,   AVP, Portfolio Manager  None
                            Ohio 45202
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Walzer, Eric             303 Broadway  Cincinnati,   AVP, Investment         None
                            Ohio 45202                  Operations
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Weston, Scott            303 Broadway  Cincinnati,   VP, Senior Portfolio    Board of Trustees, Cincinnati Children's
                            Ohio 45202                  Manager                 Theatre
   ------------------------ --------------------------- ----------------------- ----------------------------------------------

                                       15

   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   NAME                     EMPLOYMENT AND BUSINESS     PRINCIPAL OCCUPATION    OUTSIDE DIRECTOR AND TRUSTEESHIPS
                            ADDRESS                     WITH ADVISOR
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   White, Brendan           303 Broadway  Cincinnati,   VP, Managing            Board Member, The Friars Club
                            Ohio 45202                  Director, Senior
                                                        Portfolio Manager
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Wiedenheft, Terrie       303 Broadway  Cincinnati,   SVP, Chief Financial    Chief Financial Officer and Treasurer of
                            Ohio 45202                  Officer                 Integrated Fund Services, Inc., W-S
                                                                                Brokerage Services, Inc., and IFS Fund
                                                                                Distributors, Inc.; Chief Financial Officer,
                                                                                IFS Financial Services Inc., and Touchstone
                                                                                Securities, Inc.; Treasurer and Controller,
                                                                                Touchtone Investment Trust, Touchstone
                                                                                Tax-Free Trust, Touchstone Strategic Trust
                                                                                and Touchstone Variable Series Trust; Chief
                                                                                Financial Officer, Touchstone Advisors, Inc.
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Wieging, John            303 Broadway  Cincinnati,   AVP, Deputy Head,       None
                            Ohio 45202                  Traditional Value
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Wilhelm, Jamie           303 Broadway  Cincinnati,   AVP, Head,              None
                            Ohio 45202                  Traditional Value
   ------------------------ --------------------------- ----------------------- ----------------------------------------------
   Wuebbling, Donald        400 Broadway                Secretary and Director  Vice President and General Counsel, The
                            Cincinnati, Ohio 45202                              Western and Southern Life Insurance Company;
                                                                                Chief Legal Officer and Secretary, Director,
                                                                                Touchstone Advisors, Inc.; Senior Vice
                                                                                President and Secretary, Columbus Life
                                                                                Insurance Company; Secretary and Director,
                                                                                Eagle Realty Group, LLC, IFS Financial
                                                                                Services, Inc. and Todd Investment Advisors,
                                                                                Inc.; Director, Touchstone Securities Inc,
                                                                                IFS Agency Services, Inc., W&S Financial
                                                                                Group Distributors, Inc, IFS Systems, Inc.,
                                                                                IFS Holdings, Inc., Capital Analysts
                                                                                Incorporated, and Integrity Life Insurance
                                                                                Company
   ------------------------ --------------------------- ----------------------- ----------------------------------------------

ITEM 27.  PRINCIPAL UNDERWRITERS

(a) ALPS Distributors, Inc. d/b/a FTAM Funds Distributor, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, Ameristock Mutual Fund, Inc., Ameristock ETF Trust, BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Drake Funds, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, HealthShares, Inc., Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone Funds, MTB Group of Funds, PowerShares QQQ 100 Trust Series 1, Scottish Widows Investment Partnership, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State

     Street Institutional Investment Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDAX Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc.*, as of November 28, 2007, are as follows:

------------------------------ -------------------------------- --------------------------------------------
Name and Principal             Positions and Offices with       Positions and Offices with
Business Address*              Registrant                       Underwriter
------------------------------ -------------------------------- --------------------------------------------
Thomas A. Carter               None                             Managing Director-Business Development;
                                                                Director
------------------------------ -------------------------------- --------------------------------------------
Edmund J. Burke                None                             Director and President
------------------------------ -------------------------------- --------------------------------------------
John Donaldson                 None                             Chief Financial Officer
------------------------------ -------------------------------- --------------------------------------------
Jeremy May                     None                             Managing Director-Operations and Client
                                                                Services; Assistant Secretary; Director
------------------------------ -------------------------------- --------------------------------------------
Cameron L. Miller              None                             Director
------------------------------ -------------------------------- --------------------------------------------
Tane T. Tyler                  None                             General Counsel; Secretary
------------------------------ -------------------------------- --------------------------------------------
Diana M. Adams                 None                             Vice President; Controller; Treasurer
------------------------------ -------------------------------- --------------------------------------------
Bradley J. Swenson             None                             Chief Compliance Officer
------------------------------ -------------------------------- --------------------------------------------
Robert J. Szydlowski           None                             Chief Technology Officer
------------------------------ -------------------------------- --------------------------------------------


*    All Addresses are 1290 Broadway, Suite 1100, Denver, Colorado 80203

(c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 3la-1 through 3la-3 promulgated thereunder are maintained at one of the following locations:

Fifth Third Funds (Registrant)
38 Fountain Square Plaza
Cincinnati, Ohio 45263

Fifth Third Asset Management Inc. (Advisor, Administrator and Accountant) 38 Fountain Square Plaza
Cincinnati, Ohio 45263

State Street Bank and Trust Company (Custodian, Sub-Administrator and Sub-Accountant)
801 Pennsylvania Avenue
Kansas City, MO 64105
and
State Street Bank and Trust Company
Two Avenue de Lafayette, 6th Floor
Boston, MA 02111

Boston Financial Data Services, Inc. (Transfer Agent)
30 Dan Road
Canton, Massachusetts 02021

ALPS Distributors, Inc. (Distributor)
1290 Broadway
Suite 1100
Denver, Colorado 80203

Fort Washington Investment Advisors, Inc.
(Sub-Advisor to the Fifth Third High Yield Bond Fund)
303 Broadway, 12th Floor
Cincinnati, OH 45202-4133

Ropes & Gray LLP
One Metro Center
700 12th Street N.W.
Suite 900
Washington, DC 20005-3948

ITEM 29.  MANAGEMENT SERVICES

Not applicable.

ITEM 30.  UNDERTAKINGS

Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 67 to the Registration Statement meets all the requirements for effectiveness of this registration statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 67 under the Securities Act and Post-Effective Amendment No. 68 under the 1940 Act to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 28th day of November, 2007.


FIFTH THIRD FUNDS

*/s/ E. Keith Wirtz
-------------------
E. Keith Wirtz
President

As required by the Securities Act of 1933, this Registration Statement has been signed in the capacities and on the dates indicated.

SIGNATURE                               TITLE                                             DATE

*/s/ E. Keith Wirtz                     President                                         November 28, 2007
-------------------                     (Principal Executive Officer)
E. Keith Wirtz

*/s/ Christopher Bell                   Treasurer                                         November 28, 2007
---------------------                   (Principal Financial and Accounting Officer)
Christopher Bell

* /s/ Edward Burke Carey                Chairman and Trustee                              November 28, 2007
------------------------
Edward Burke Carey

* /s/ David J. Durham                   Trustee                                           November 28, 2007
---------------------
David J. Durham

* /s/ J. Joseph Hale, Jr.               Trustee                                           November 28, 2007
--------------------------
J. Joseph Hale, Jr.

* /s/ John E. Jaymont                   Trustee                                           November 28, 2007
---------------------
John E. Jaymont

* /s/ David J. Gruber                   Trustee                                           November 28, 2007
---------------------
David J. Gruber


*By:     /s/ Alyssa Albertelli
         ---------------------
         Alyssa Albertelli, as Attorney-in-fact pursuant to Powers of Attorney incorporated herein by reference.

                                POWER OF ATTORNEY

         Edward Burke Carey, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: June 21, 2000                                 /s/ Edward Burke Carey
                                                     ----------------------
                                                     Edward Burke Carey

                                POWER OF ATTORNEY

         John E. Jaymont, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated: October 4, 2001                               /s/ John E. Jaymont
                                                     ----------------------
                                                     John E. Jaymont

                                POWER OF ATTORNEY

         David J. Durham, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


Dated:  August 13, 2001                                      /s/ David J. Durham
                                                             -------------------
                                                             David J. Durham

                                POWER OF ATTORNEY

         J. Joseph Hale, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.



Dated:  April 9, 2001                                    /s/ J. Joseph Hale, Jr.
                                                         -----------------------
                                                         J. Joseph Hale, Jr.

                                POWER OF ATTORNEY

         David J. Gruber, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Lisa N. Larkin, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A and/or N-14 pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  November 6, 2003                                     /s/ David J. Gruber
                                                             -------------------
                                                             David J. Gruber

                                POWER OF ATTORNEY

            Christopher Bell, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Mary Beth Constantino, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  April 16, 2007


/s/ Christopher Bell
--------------------
Christopher Bell

                                POWER OF ATTORNEY

         E. Keith Wirtz, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, and Mary Beth Constantino, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable Fifth Third Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Forms N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  April 16, 2007


/s/ E. Keith Wirtz
-----------------
E. Keith Wirtz

                                  EXHIBIT INDEX


(i)     Opinion of Ropes & Gray LLP

(j)(i)  Consent of Ropes & Gray LLP

(j)(ii) Consent of PricewaterhouseCoopers LLP

(p)(ii) Code of Ethics of Fifth Third Asset Management, Inc.